UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

March 31, 2019

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

›	Large Cap Fund

›	Large Cap Value Fund

›	Large Cap Growth Fund

›	Large Cap Index Fund

›	Tax-Managed Large Cap Fund

›	S&P 500 Index Fund

›	Small Cap Fund

›	Small Cap Value Fund

›	Small Cap Growth Fund

›	Tax-Managed Small/Mid Cap Fund

›	Mid-Cap Fund

›	U.S. Managed Volatility Fund

›	Global Managed Volatility Fund

›	Tax-Managed Managed Volatility Fund

›	Tax-Managed International Managed Volatility Fund

›	Real Estate Fund

›	Enhanced Income Fund

›	Core Fixed Income Fund

›	High Yield Bond Fund

›	Conservative Income Fund

›	Tax-Free Conservative Income Fund

›	Real Return Fund

›	Dynamic Asset Allocation Fund

›	Multi-Strategy Alternative Fund

›	Multi-Asset Accumulation Fund

›	Multi-Asset Income Fund

›	Multi-Asset Inflation Managed Fund

›	Multi-Asset Capital Stability Fund

›	Long/Short Alternative Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 7.1%
Alphabet Inc, Cl A *	1.3%	24,804	$29,192
Alphabet Inc, Cl C *	0.1	2,151	2,524
AT&T Inc	0.7	501,527	15,728
Facebook Inc, Cl A *	1.3	176,696	29,453
Omnicom Group Inc	0.7	211,517	15,439
Verizon Communications Inc	1.1	451,877	26,719
Other Securities	1.9		47,546
			166,601
Consumer Discretionary — 10.0%
Amazon.com Inc, Cl A *	2.3	30,715	54,696
Dollar General Corp	0.7	142,657	17,019
Lowe’s Cos Inc	0.7	139,789	15,303
Ross Stores Inc	0.8	192,997	17,968
Other Securities (A)	5.5		129,545
			234,531
Consumer Staples — 6.9%
JM Smucker Co/The	0.7	139,997	16,310
Kroger Co/The	0.7	641,242	15,775
Philip Morris International Inc	0.8	222,296	19,649
Unilever NV	0.6	257,120	14,987
Other Securities	4.1		94,363
			161,084
Energy — 6.3%
Chevron Corp	1.4	267,288	32,924
Marathon Petroleum Corp	0.8	330,584	19,785
Schlumberger Ltd, Cl A	0.8	401,281	17,484
Other Securities (A)	3.3		78,395
			148,588
Financials — 16.5%
Aflac Inc	0.7	348,811	17,441
Bank of America Corp	1.2	981,805	27,088
Berkshire Hathaway Inc, Cl B *	1.1	126,314	25,375
Citigroup Inc	1.4	513,200	31,931

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.3%	301,012	$30,471
Markel Corp *	0.7	17,107	17,043
State Street Corp	0.6	205,088	13,497
US Bancorp	0.6	280,419	13,513
Other Securities ‡(A)(B)	8.9		210,428
			386,787
Health Care — 14.9%
Abbott Laboratories	1.4	424,218	33,912
AmerisourceBergen Corp, Cl A	0.8	243,656	19,375
Amgen Inc, Cl A	0.9	108,639	20,639
CVS Health Corp	0.6	282,416	15,231
Humana Inc	0.6	55,343	14,721
Johnson & Johnson	1.6	276,269	38,620
Merck & Co Inc	1.3	367,900	30,598
Pfizer Inc	0.7	404,922	17,197
Teleflex Inc	0.6	46,383	14,015
UnitedHealth Group Inc	1.4	135,344	33,465
Zimmer Biomet Holdings Inc	0.6	112,033	14,307
Other Securities	4.4		99,297
			351,377
Industrials — 10.0%
Honeywell International Inc	1.5	217,424	34,553
Roper Technologies Inc	0.7	47,516	16,249
Other Securities	7.8		185,379
			236,181
Information Technology — 18.0%
Adobe Inc *	1.2	105,389	28,085
Apple Inc	1.0	122,748	23,316
Cisco Systems Inc	0.7	321,695	17,368
Intel Corp	0.8	345,841	18,572
Intuit Inc	1.1	97,447	25,474
Microchip Technology Inc (A)	1.1	308,253	25,573
Microsoft Corp	1.9	370,704	43,721
Oracle Corp, Cl B	0.6	282,015	15,147
salesforce.com *	0.8	123,745	19,598
Visa Inc, Cl A	1.2	182,351	28,481
Other Securities	7.6		177,256
			422,591
Materials — 3.6%
DowDuPont Inc	0.6	258,426	13,777
Other Securities	3.0		70,043
			83,820
Real Estate — 2.9%
American Tower Corp, Cl A ‡	1.1	132,231	26,057
Crown Castle International Corp ‡	0.6	108,136	13,841
Other Securities ‡	1.2		28,774
			68,672

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.7%
Other Securities	1.7%		$40,205

Total Common Stock (Cost $1,866,690) ($ Thousands)			2,300,437

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
2.480% **†(C)	0.6	14,869,849	14,878

Total Affiliated Partnership (Cost $14,867) ($ Thousands)			14,878

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.0	46,074,280	46,074

Total Cash Equivalent (Cost $46,074) ($ Thousands)			46,074

Total Investments in Securities — 100.5% (Cost $1,927,631) ($ Thousands)			$2,361,389

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	182	Jun-2019	$ 25,401	$25,824	$423
S&P Mid Cap 400 Index E-MINI	12	Jun-2019	2,259	2,280	21
			$ 27,660	$28,104	$444

Percentages are based on a Net Assets of $2,349,301 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $14,761 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $7,538 ($ Thousands), or 0.3% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $14,878 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P — Standard & Poor’s

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,300,437	$–	$–	$2,300,437
Affiliated Partnership	–	14,878	–	14,878
Cash Equivalent	46,074	–	–	46,074

Total Investments in Securities	$2,346,511	$14,878	$–	$2,361,389

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$444	$–	$–	$444

Total Other Financial Instruments	$444	$–	$–	$444

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 57,680	$ 316,891	$ (328,497)	$ —	$ —	$ 46,074	$ 551
SEI Liquidity Fund, L.P.	52,638	125,593	(163,358)	5	—	14,878	52

Totals	$ 110,318	$ 442,484	$ (491,855)	$ 5	$ —	$ 60,952	$ 603

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Communication Services — 6.3%
AT&T Inc	2.4%	1,025,830	$32,170
BCE Inc	0.7	219,735	9,754
Verizon Communications Inc	1.0	237,848	14,064
Other Securities	2.2		29,600
			85,588
Consumer Discretionary — 7.6%
General Motors Co	1.0	367,789	13,645
Genuine Parts Co	0.9	109,513	12,269
Target Corp, Cl A	0.6	105,907	8,500
Other Securities (A)	5.1		68,534
			102,948
Consumer Staples — 8.2%
Altria Group Inc	0.6	132,361	7,601
Diageo PLC ADR	0.7	61,169	10,008
Kimberly-Clark Corp	0.8	88,522	10,968
Philip Morris International Inc	1.0	156,750	13,855
Tyson Foods Inc, Cl A	0.6	107,097	7,436
Unilever NV	0.6	140,802	8,207
Walgreens Boots Alliance Inc	0.8	178,672	11,305
Walmart Inc	1.0	135,544	13,220
Other Securities	2.1		27,638
			110,238
Energy — 11.0%
Chevron Corp	2.1	235,172	28,969
ConocoPhillips	1.7	345,296	23,045
Exxon Mobil Corp	1.9	316,864	25,603
Marathon Petroleum Corp	0.7	153,825	9,206
Royal Dutch Shell PLC ADR, Cl A	0.6	139,866	8,754
Valero Energy Corp	0.7	104,174	8,837
Other Securities	3.3		44,466
			148,880
Financials — 19.9%
Aflac Inc	0.6	149,859	7,493
Allstate Corp/The	0.6	78,965	7,437
Bank of America Corp	1.2	591,845	16,329

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	1.2%	82,741	$16,622
Chubb Ltd	0.8	73,483	10,294
Citigroup Inc	1.5	323,897	20,153
JPMorgan Chase & Co	2.9	384,576	38,931
KKR & Co Inc	0.6	321,877	7,561
SunTrust Banks Inc	1.0	234,504	13,894
Travelers Cos Inc/The	1.0	97,005	13,305
Wells Fargo & Co	1.1	312,120	15,082
Other Securities ‡(A)(B)	7.4		100,543
			267,644
Health Care — 14.2%
Bristol-Myers Squibb Co	0.6	176,482	8,420
Eli Lilly & Co	1.1	107,835	13,993
Johnson & Johnson	2.4	229,920	32,141
Merck & Co Inc	2.0	327,493	27,238
Novartis AG ADR	0.8	109,770	10,553
Pfizer Inc	2.7	859,268	36,493
Other Securities (C)	4.6		61,963
			190,801
Industrials — 7.2%
3M Co	0.6	40,786	8,475
Delta Air Lines Inc, Cl A	0.6	152,815	7,893
Johnson Controls International plc	0.7	242,079	8,942
Raytheon Co	0.7	54,023	9,837
Other Securities	4.6		61,339
			96,486
Information Technology — 11.2%
Cisco Systems Inc	2.5	617,328	33,330
Corning Inc, Cl B	0.9	386,238	12,784
Intel Corp	2.3	584,123	31,367
Microsoft Corp	1.2	135,407	15,970
Other Securities	4.3		57,534
			150,985
Materials — 3.9%
DowDuPont Inc	1.0	258,229	13,766
Other Securities	2.9		38,723
			52,489
Real Estate — 3.4%
HCP Inc ‡	0.7	284,637	8,909
Welltower Inc ‡	1.2	200,627	15,569
Other Securities ‡(A)	1.5		21,296
			45,774
Utilities — 4.6%
Exelon Corp	0.9	248,451	12,455
NextEra Energy Inc	1.3	91,339	17,658
Other Securities	2.4		31,897
			62,010
Total Common Stock (Cost $1,084,172) ($ Thousands)			1,313,843

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
2.480% **† (D)	0.3%	4,536,876	$4,538

Total Affiliated Partnership (Cost $4,536) ($ Thousands)			4,538

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.3%	31,561,067	$31,561
Total Cash Equivalent (Cost $31,561) ($ Thousands)			31,561

Total Investments in Securities — 100.1% (Cost $1,120,269) ($ Thousands)			$1,349,942

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	71	Jun-2019	$9,804	$10,074	$270
S&P Mid Cap 400 Index E-MINI	41	Jun-2019	7,672	7,794	122
			$17,476	$17,868	$392

Percentages are based on a Net Assets of $1,348,144 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $4,377 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $5,817 ($ Thousands), or 0.4% of Net Assets (See Note 2).

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,595 ($ Thousands) and represented 0.3% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $4,538 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,313,843	$–	$–	$1,313,843
Affiliated Partnership	–	4,538	–	4,538
Cash Equivalent	31,561	–	–	31,561

Total Investments in Securities	$ 1,345,404	$4,538	$–	$1,349,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$ 392	$–	$–	$392

Total Other Financial Instruments	$ 392	$–	$–	$392

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 10,516	$ 93,706	$ (99,688)	$ 3	$ 1	$ 4,538	$ 24
SEI Daily Income Trust, Government Fund, Cl F	42,653	101,670	(112,762)	—	—	31,561	369

Totals	$ 53,169	$ 195,376	$ (212,450)	$ 3	$ 1	$ 36,099	$ 393

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 10.2%
Alphabet Inc, Cl A *	3.8%	47,240	$55,596
Alphabet Inc, Cl C *	0.9	10,824	12,700
Facebook Inc, Cl A *	2.2	198,862	33,148
T-Mobile US Inc *	0.7	147,591	10,199
Other Securities (A)	2.6		38,963
			150,606
Consumer Discretionary — 15.6%
Alibaba Group Holding Ltd ADR *	1.1	88,263	16,104
Amazon.com Inc, Cl A *	5.3	44,429	79,117
AutoZone Inc *	1.5	22,155	22,689
Lowe’s Cos Inc	0.8	102,559	11,227
Lululemon Athletica Inc *	0.7	63,993	10,486
NIKE Inc, Cl B	1.0	172,922	14,562
TJX Cos Inc/The	1.2	339,896	18,086
Other Securities	4.0		59,192
			231,463
Consumer Staples — 4.2%
Colgate-Palmolive Co	0.9	184,478	12,644
Hershey Co/The	0.7	92,045	10,569
PepsiCo Inc	1.3	157,598	19,314
Other Securities	1.3		18,870
			61,397
Energy — 0.3%
Other Securities	0.3		4,241

Financials — 7.8%
CME Group Inc	0.8	72,684	11,962
Moody’s Corp	1.6	129,490	23,449
MSCI Inc, Cl A	1.1	78,786	15,666
Progressive Corp/The	1.6	319,594	23,040
US Bancorp	0.9	273,464	13,178
Other Securities	1.8		28,577
			115,872
Health Care — 15.5%
Abbott Laboratories	1.1	205,567	16,433

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Becton Dickinson and Co	1.4%	81,942	$20,463
Danaher Corp, Cl A	0.8	89,177	11,773
Johnson & Johnson	1.4	150,630	21,057
Mettler-Toledo International Inc *	1.0	21,426	15,491
Regeneron Pharmaceuticals Inc *	0.7	26,257	10,782
UnitedHealth Group Inc	3.5	207,463	51,297
Varian Medical Systems Inc *	0.7	74,409	10,545
Vertex Pharmaceuticals Inc *	0.8	63,443	11,670
Other Securities (B)	4.1		60,638
			230,149
Industrials — 10.3%
3M Co	1.0	70,234	14,593
Boeing Co/The	1.8	67,507	25,749
Cintas Corp	1.0	75,177	15,194
Graco Inc	1.0	300,933	14,902
Middleby Corp/The *	0.8	87,227	11,342
Robert Half International Inc	0.7	157,721	10,277
Union Pacific Corp	1.1	97,386	16,283
United Technologies Corp	0.9	106,872	13,775
Other Securities	2.0		31,047
			153,162
Information Technology — 29.5%
Adobe Inc *	2.1	116,876	31,146
Analog Devices Inc	1.0	147,089	15,484
Apple Inc	2.7	214,018	40,653
Broadcom Inc	1.3	62,672	18,846
Mastercard Inc, Cl A	2.7	171,148	40,297
Microsoft Corp	5.8	731,873	86,317
Oracle Corp, Cl B	1.0	274,986	14,770
PayPal Holdings Inc *	0.7	104,842	10,887
salesforce.com *	1.5	137,437	21,766
Visa Inc, Cl A	3.0	283,381	44,261
VMware Inc, Cl A *	0.7	59,886	10,810
Zebra Technologies Corp, Cl A *	0.7	49,225	10,314
Other Securities (A)	6.3		91,846
			437,397
Materials — 3.1%
Linde PLC	0.8	64,004	11,260
Sherwin-Williams Co/The, Cl A	1.5	51,845	22,330
Other Securities	0.8		11,681
			45,271
Real Estate — 1.3%
EPR Properties, Cl A ‡	0.8	142,436	10,953
Other Securities ‡	0.5		8,024
			18,977

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.4%
Other Securities	0.4%		$6,511

Total Common Stock (Cost $993,297) ($ Thousands)			1,455,046

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
2.480% **†(C)	0.8	11,088,940	11,089

Total Affiliated Partnership (Cost $11,088) ($ Thousands)			11,089

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	1.4%	21,242,105	$21,242

Total Cash Equivalent (Cost $21,242) ($ Thousands)			21,242

Total Investments in Securities — 100.4% (Cost $1,025,627) ($ Thousands)			$1,487,377

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	110	Jun-2019	$15,305	$15,608	$303

Percentages are based on Net Assets of $1,481,763 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $11,014 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $5,576 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $11,089 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets.

“Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instrument carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,455,046	$–	$–	$1,455,046
Affiliated Partnership	–	11,089	–	11,089
Cash Equivalent	21,242	–	–	21,242

Total Investments in Securities	$1,476,288	$11,089	$–	$1,487,377

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$303	$–	$–	$303

Total Other Financial Instruments	$303	$–	$–	$303

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 46,852	$ 152,380	$ (177,990)	$ —	$ —	$ 21,242	$ 392
SEI Liquidity Fund, L.P.	18,951	70,563	(78,427)	—	2	11,089	187

Totals	$ 65,803	$ 222,943	$ (256,417)	$ —	$ 2	$ 32,331	$ 579

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 9.3%
Alphabet Inc, Cl A *	1.3%	3,425	$4,031
Alphabet Inc, Cl C *	1.3	3,491	4,096
AT&T Inc	0.9	83,521	2,619
Comcast Corp, Cl A	0.7	51,701	2,067
Facebook Inc, Cl A *	1.5	27,345	4,558
Netflix Inc *	0.6	4,828	1,721
Verizon Communications Inc	0.9	47,515	2,810
Walt Disney Co/The	0.7	20,167	2,239
Other Securities	1.4		4,674
			28,815
Consumer Discretionary — 10.0%
Amazon.com Inc, Cl A *	2.7	4,718	8,402
Home Depot Inc/The	0.8	13,014	2,497
McDonald’s Corp	0.6	8,936	1,697
Other Securities	5.9		18,407
			31,003
Consumer Staples — 6.7%
Altria Group Inc	0.4	21,662	1,244
Coca-Cola Co/The	0.7	43,980	2,061
PepsiCo Inc	0.6	16,235	1,989
Philip Morris International Inc	0.5	17,950	1,587
Procter & Gamble Co/The	1.0	28,579	2,974
Walmart Inc	0.5	16,110	1,571
Other Securities	3.0		9,238
			20,664
Energy — 5.1%
Chevron Corp	0.9	21,928	2,701
Exxon Mobil Corp	1.3	48,657	3,931
Other Securities	2.9		9,025
			15,657
Financials — 12.6%
Bank of America Corp	0.9	103,564	2,857
Berkshire Hathaway Inc, Cl B *	1.5	22,309	4,482

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup Inc	0.6%	27,322	$1,700
JPMorgan Chase & Co	1.3	38,087	3,856
SEI Investments Co †	0.0	1,500	78
Wells Fargo & Co	0.8	47,610	2,301
Other Securities ‡(A)	7.5		23,709
			38,983
Health Care — 13.9%
Abbott Laboratories	0.5	19,636	1,570
AbbVie Inc	0.5	17,504	1,411
Amgen Inc, Cl A	0.5	7,308	1,388
Eli Lilly & Co	0.4	10,116	1,313
Johnson & Johnson	1.4	30,900	4,319
Medtronic PLC	0.5	15,659	1,426
Merck & Co Inc	0.8	29,910	2,488
Pfizer Inc	0.9	66,089	2,807
Thermo Fisher Scientific Inc	0.4	4,664	1,277
UnitedHealth Group Inc	0.9	10,975	2,714
Other Securities	7.1		22,422
			43,135
Industrials — 9.6%
3M Co	0.4	6,410	1,332
Boeing Co/The	0.8	6,138	2,341
Honeywell International Inc	0.4	8,379	1,332
Union Pacific Corp	0.5	8,340	1,394
Other Securities	7.5		23,223
			29,622
Information Technology — 21.1%
Accenture PLC, Cl A	0.4	7,437	1,309
Adobe Inc *	0.5	5,641	1,503
Apple Inc	3.4	54,666	10,384
Broadcom Inc	0.5	4,732	1,423
Cisco Systems Inc	0.9	52,076	2,812
Intel Corp	0.9	51,850	2,784
International Business Machines Corp	0.5	10,595	1,495
Mastercard Inc, Cl A	0.8	10,494	2,471
Microsoft Corp	3.3	87,225	10,287
Oracle Corp, Cl B	0.5	27,738	1,490
PayPal Holdings Inc *	0.5	13,436	1,395
salesforce.com Inc *	0.4	8,329	1,319
Visa Inc, Cl A	1.0	20,270	3,166
Other Securities	7.5		23,540
			65,378
Materials — 2.8%
DowDuPont Inc	0.5	26,019	1,387
Other Securities	2.3		7,327
			8,714
Real Estate — 3.7%
Other Securities ‡	3.7		11,402

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 3.1%
Other Securities	3.1%		$9,646

Total Common Stock (Cost $293,892) ($ Thousands)			303,019

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.480% **† (B)	0.0	867	1

Total Affiliated Partnership (Cost $1) ($ Thousands)			1

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.3%	7,163,345	$7,163

Total Cash Equivalent (Cost $7,163) ($ Thousands)			7,163

Total Investments in Securities — 100.2% (Cost $301,056) ($ Thousands)			$310,183

A list of the open futures contracts held by the Fund at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	40	Jun-2019	$5,539	$5,676	$137
S&P Mid Cap 400 Index E-MINI	3	Jun-2019	563	570	7
			$6,102	$6,246	$144

Percentages are based on a Net Assets of $309,517 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $43 ($ Thousands), or 0.0% of the Net Assets of the Fund (See Note 2).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $1 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$303,019	$–	$–	$303,019
Affiliated Partnership	–	1	–	1
Cash Equivalent	7,163	–	–	7,163

Total Investments in Securities	$310,182	$1	$–	$310,183

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$144	$–	$–	$144

Total Other Financial Instruments	$144	$–	$–	$144

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Investments Co	$ 73	$ 16	$ —	$ —	$ (11)	$ 78	$ —
SEI Daily Income Trust, Government Fund, Cl F	4,849	49,660	(47,346)	—	—	7,163	59
SEI Liquidity Fund, L.P.	173	1,629	(1,801)	—	—	1	3

Totals	$ 5,095	$ 51,305	$ (49,147)	$ —	$ (11)	$ 7,242	$ 62

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%

Communication Services — 4.5%
Alphabet Inc, Cl A *	0.8%	26,214	$30,851
Alphabet Inc, Cl C *	0.8	26,751	31,387
AT&T Inc	0.6	755,611	23,696
Facebook Inc, Cl A *	0.8	173,490	28,919
Other Securities	1.5		62,825
			177,678
Consumer Discretionary — 10.7%
Amazon.com Inc, Cl A *	2.0	43,128	76,800
Dollar General Corp	1.3	420,873	50,210
Home Depot Inc/The	0.6	118,848	22,806
Lowe’s Cos Inc	1.3	461,327	50,501
NIKE Inc, Cl B	0.8	389,570	32,806
Ross Stores Inc	0.6	243,090	22,632
Other Securities	4.1		163,632
			419,387
Consumer Staples — 8.6%
Diageo PLC ADR	0.7	156,683	25,635
JM Smucker Co/The	0.6	188,990	22,017
PepsiCo Inc	0.6	208,706	25,577
Philip Morris International Inc	1.0	438,408	38,751
Procter & Gamble Co/The	0.6	233,806	24,328
Unilever NV	0.6	408,590	23,817
Other Securities	4.5		175,952
			336,077

Energy — 6.2%
Chevron Corp	1.1	357,036	43,980
Exxon Mobil Corp	0.6	287,776	23,252
Occidental Petroleum Corp	0.6	339,288	22,461
Other Securities	3.9		150,964
			240,657
Financials — 16.7%
Aflac Inc	0.7	525,317	26,266
Bank of America Corp	1.1	1,550,747	42,785
Citigroup Inc	0.6	379,987	23,643

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	1.2%	478,943	$48,483
Moody’s Corp	1.3	288,575	52,258
MSCI Inc, Cl A	1.1	225,501	44,839
US Bancorp	0.7	529,468	25,515
Other Securities ‡(A)(B)	10.0		388,157
			651,946
Health Care — 16.5%
Abbott Laboratories	0.6	274,129	21,914
Amgen Inc, Cl A	0.7	145,948	27,727
Becton Dickinson and Co	1.6	250,061	62,448
Eli Lilly & Co	0.7	209,143	27,138
Johnson & Johnson	2.5	707,789	98,942
Merck & Co Inc	1.8	866,971	72,106
Pfizer Inc	0.9	861,349	36,581
UnitedHealth Group Inc	2.2	343,376	84,903
Other Securities (C)	5.5		212,674
			644,433
Industrials — 10.3%
3M Co	0.8	157,724	32,772
Graco Inc	0.7	568,764	28,165
Middleby Corp/The *	0.7	198,419	25,800
Roper Technologies Inc	0.6	67,713	23,156
Other Securities	7.5		293,794
			403,687
Information Technology — 16.5%
Adobe Inc *	0.9	137,412	36,619
Apple Inc	1.3	266,564	50,634
Cisco Systems Inc	0.8	569,792	30,763
Intel Corp	0.8	571,741	30,702
Intuit Inc	1.1	156,005	40,781
Mastercard Inc, Cl A	1.7	286,090	67,360
Microchip Technology Inc (A)	0.7	304,799	25,286
Microsoft Corp	1.8	592,146	69,838
Oracle Corp, Cl B	0.7	512,747	27,540
Visa Inc, Cl A	1.4	358,604	56,010
Other Securities	5.3		208,159
			643,692
Materials — 4.0%
Ecolab Inc	0.6	134,113	23,676
Sherwin-Williams Co/The, Cl A	1.0	89,695	38,633
Other Securities	2.4		94,079
			156,388
Real Estate — 2.9%
American Tower Corp, Cl A ‡	0.7	132,020	26,016
HCP Inc ‡	0.6	775,087	24,260
Other Securities ‡	1.6		64,475
			114,751

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.1%
Other Securities	2.1%		$81,060

Total Common Stock (Cost $2,141,705) ($ Thousands)			3,869,756

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
2.480% **†(D)	0.9	36,664,327	36,664

Total Affiliated Partnership (Cost $36,662) ($ Thousands)			36,664

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	0.9%	36,551,380	$36,551

Total Cash Equivalent (Cost $36,551) ($ Thousands)			36,551

Total Investments in Securities — 100.8% (Cost $2,214,918) ($ Thousands)			$3,942,971

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	180	Jun-2019	$25,019	$25,540	$521
S&P Mid Cap 400 Index E-MINI	11	Jun-2019	2,058	2,091	33
			$27,077	$27,631	$554

Percentages are based on a Net Assets of $3,909,752 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $36,153 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,563 ($ Thousands), or 0.0% of Net Assets (See Note 2).

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,397 ($ Thousands) and represented 0.1% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $36,664 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,869,756	$–	$–	$3,869,756
Affiliated Partnership	–	36,664	–	36,664
Cash Equivalent	36,551	–	–	36,551

Total Investments in Securities	$3,906,307	$36,664	$–	$3,942,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$554	$–	$–	$554

Total Other Financial Instruments	$554	$–	$–	$554

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 37,560	$ 178,454	$ (179,362)	$ 10	$ 2	$ 36,664	$ 44
SEI Daily Income Trust, Government Fund, Cl F	14,303	294,577	(272,329)	—	—	36,551	500

Totals	$ 51,863	$ 473,031	$ (451,691)	$ 10	$ 2	$ 73,215	$ 544

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 9.9%
Alphabet Inc, Cl A *	1.5%	10,300	$12,122
Alphabet Inc, Cl C *	1.5	10,612	12,451
AT&T Inc	1.0	251,293	7,880
Comcast Corp, Cl A	0.8	155,896	6,233
Facebook Inc, Cl A *	1.7	82,309	13,720
Netflix Inc *	0.7	15,100	5,384
Verizon Communications Inc	1.0	142,596	8,432
Walt Disney Co/The	0.8	60,194	6,683
Other Securities	0.9		9,407
			82,312
Consumer Discretionary — 10.0%
Amazon.com Inc, Cl A *	3.1	14,252	25,379
Home Depot Inc/The	0.9	39,045	7,492
McDonald’s Corp	0.6	26,517	5,036
Other Securities	5.4		44,888
			82,795
Consumer Staples — 7.2%
Coca-Cola Co/The	0.8	133,549	6,258
PepsiCo Inc	0.7	48,515	5,945
Philip Morris International Inc	0.6	53,787	4,754
Procter & Gamble Co/The	1.1	86,308	8,980
Walmart Inc	0.6	49,461	4,824
Other Securities	3.4		29,099
			59,860
Energy — 5.4%
Chevron Corp	1.0	65,623	8,083
Exxon Mobil Corp	1.4	146,446	11,833
Other Securities	3.0		24,436
			44,352
Financials — 12.5%
Bank of America Corp	1.0	309,945	8,551
Berkshire Hathaway Inc, Cl B *	1.6	67,117	13,483
Citigroup Inc	0.6	81,651	5,080
JPMorgan Chase & Co	1.4	113,000	11,439
Wells Fargo & Co	0.8	141,215	6,823

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	7.1%		$58,172
			103,548
Health Care — 14.4%
Abbott Laboratories	0.6	60,719	4,854
AbbVie Inc	0.5	50,868	4,099
Amgen Inc, Cl A	0.5	21,629	4,109
Eli Lilly & Co	0.5	29,906	3,881
Johnson & Johnson	1.5	91,954	12,854
Medtronic PLC	0.5	46,572	4,242
Merck & Co Inc	0.9	89,274	7,425
Pfizer Inc	1.0	191,556	8,135
Thermo Fisher Scientific Inc	0.5	13,952	3,819
UnitedHealth Group Inc	1.0	33,128	8,191
Other Securities	6.9		57,257
			118,866
Industrials — 9.3%
3M Co	0.5	20,001	4,156
Boeing Co/The	0.8	18,141	6,919
Honeywell International Inc	0.5	25,151	3,997
Union Pacific Corp	0.5	24,893	4,162
Other Securities	7.0		58,090
			77,324
Information Technology — 20.9%
Accenture PLC, Cl A	0.5	22,204	3,908
Adobe Inc *	0.5	16,841	4,488
Apple Inc	3.5	154,682	29,382
Broadcom Inc	0.5	13,646	4,103
Cisco Systems Inc	1.0	151,861	8,199
Intel Corp	1.0	155,163	8,332
International Business Machines Corp	0.5	30,933	4,365
Mastercard Inc, Cl A	0.9	31,217	7,350
Microsoft Corp	3.8	264,889	31,241
Oracle Corp, Cl B	0.6	88,523	4,755
PayPal Holdings Inc *	0.5	40,549	4,211
salesforce.com Inc *	0.5	26,609	4,214
Visa Inc, Cl A	1.1	60,418	9,437
Other Securities	6.0		48,924
			172,909
Materials — 2.6%
DowDuPont Inc	0.5	77,721	4,143
Other Securities	2.1		17,332
			21,475
Real Estate — 3.0%
Other Securities ‡	3.0		25,098

Utilities — 3.3%
Other Securities	3.3		27,159

Total Common Stock (Cost $331,078) ($ Thousands)			815,698

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
Other Securities (A)(B)	0.1%		$796

Total U.S. Treasury Obligation (Cost $796) ($ Thousands)			796

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.480% **†(C)	0.0	2,074	2

Total Affiliated Partnership (Cost $2) ($ Thousands)			2

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	1.3%	10,857,162	$10,857

Total Cash Equivalent (Cost $10,857) ($ Thousands)			10,857

Total Investments in Securities — 99.9% (Cost $342,733) ($ Thousands)			$827,353

A list of the open futures contracts held by the Fund at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	88	Jun-2019	$12,186	$12,486	$300

Percentages are based on Net Assets of $828,017 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $2 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$815,698	$–	$–	$815,698
U.S. Treasury Obligation	–	796	–	796
Affiliated Partnership	–	2	–	2
Cash Equivalent	10,857	–	–	10,857

Total Investments in Securities	$826,555	$798	$–	$827,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$300	$–	$–	$300

Total Other Financial Instruments	$300	$–	$–	$300

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 1,791	$ 6,940	$ (8,729)	$ —	$ —	$ 2	$ 6
SEI Daily Income Trust, Government Fund, Cl F	18,431	61,940	(69,514)	—	—	10,857	112

Totals	$ 20,222	$ 68,880	$ (78,243)	$ —	$ —	$ 10,859	$ 118

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 3.2%
Cable One Inc	0.4%	2,531	$2,484
Cogent Communications Holdings Inc	0.5	52,086	2,826
Nexstar Media Group Inc, Cl A	0.6	31,330	3,395
Other Securities (A)	1.7		11,020
			19,725
Consumer Discretionary — 12.8%
Big Lots Inc	0.8	126,909	4,825
Modine Manufacturing Co *	0.5	227,034	3,149
Pool Corp	0.5	18,001	2,970
Skechers U.S.A. Inc, Cl A *	0.8	138,228	4,646
Tractor Supply Co	0.4	26,898	2,630
Other Securities (A)	9.8		61,300
			79,520
Consumer Staples — 5.2%
Church & Dwight Co Inc	0.4	33,935	2,417
Hain Celestial Group Inc/The *	0.9	232,099	5,366
Pilgrim’s Pride Corp *	0.7	196,859	4,388
TreeHouse Foods Inc *	0.5	43,996	2,840
Other Securities	2.7		17,488
			32,499
Energy — 3.1%
Gulfport Energy Corp *	0.5	377,859	3,031
Range Resources Corp	0.5	252,291	2,836
Other Securities (A)(B)	2.1		13,188
			19,055
Financials — 16.1%
Affiliated Managers Group Inc	0.5	27,509	2,947
American Equity Investment Life Holding Co	0.7	165,173	4,463
Bank OZK	0.4	93,895	2,721

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BankUnited Inc	1.1%	197,240	$6,588
CNO Financial Group Inc	0.7	277,492	4,490
First Commonwealth Financial Corp	0.6	284,206	3,581
FNB Corp/PA	1.1	620,026	6,572
Great Western Bancorp Inc	0.5	105,024	3,318
MarketAxess Holdings Inc	0.4	10,279	2,529
MSCI Inc, Cl A	0.4	12,477	2,481
National General Holdings Corp	0.8	204,145	4,844
Umpqua Holdings Corp	0.8	288,953	4,768
Other Securities ‡(A)	8.1		50,323
			99,625
Health Care — 12.6%
Ensign Group Inc/The	0.6	67,723	3,467
Integra LifeSciences Holdings Corp *	0.3	30,297	1,688
Ligand Pharmaceuticals Inc *	0.5	23,725	2,982
Magellan Health Inc *	0.8	70,639	4,657
STERIS PLC	0.4	19,822	2,538
Other Securities (A)	10.0		62,784
			78,116
Industrials — 15.8%
AECOM *	0.5	99,526	2,953
Apogee Enterprises Inc	0.8	127,895	4,795
Atlas Air Worldwide Holdings Inc *	0.8	95,014	4,804
Badger Meter Inc	0.5	49,771	2,769
BWX Technologies Inc, Cl W	0.5	61,980	3,073
KAR Auction Services Inc	0.5	53,585	2,749
Other Securities (A)(B)(D)	12.2		76,591
			97,734
Information Technology — 17.7%
Euronet Worldwide Inc *	0.4	18,940	2,701
FireEye Inc *	0.4	150,099	2,520
j2 Global Inc	0.6	40,014	3,465
MACOM Technology Solutions Holdings Inc *	0.4	161,371	2,696
NCR Corp *	0.4	95,181	2,597
Semtech Corp *	0.4	46,727	2,379
Super Micro Computer Inc *(D)	0.9	265,590	5,611
Trade Desk Inc/The, Cl A *	0.5	14,586	2,887
Other Securities (A)	13.7		85,144
			110,000
Materials — 5.2%
Commercial Metals Co, Cl A	0.5	193,282	3,301
Owens-Illinois Inc	0.9	276,467	5,247
United States Steel Corp	0.4	132,028	2,573
Other Securities (A)	3.4		21,098
			32,219
Real Estate — 3.5%
Other Securities ‡	3.5		21,909

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.1%
American States Water Co	0.4%	35,874	$2,558
Portland General Electric Co	0.5	51,351	2,662
Other Securities (A)	1.2		7,567
			12,787
Total Common Stock (Cost $557,214) ($ Thousands)			603,189

EXCHANGE TRADED FUND — 0.2%
Other Securities (A)	0.2		1,404
Total Exchange Traded Fund (Cost $1,505) ($ Thousands)			1,404

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
2.480% **†(C)	3.8	23,189,100	23,186

Total Affiliated Partnership (Cost $23,188) ($ Thousands)			23,186

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.4	14,894,231	14,894

Total Cash Equivalent (Cost $14,894) ($ Thousands)			14,894

Total Investments in Securities — 103.7% (Cost $596,801) ($ Thousands)			$642,673

Percentages are based on a Net Assets of $619,789 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $22,756 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $3,254 ($ Thousands), or 0.5% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $23,186 ($ Thousands).

(D)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $6,184 ($ Thousands) and 1.0% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$603,189	$–	$–	$603,189
Exchange Traded Fund	1,404	–	–	1,404
Affiliated Partnership	–	23,186	–	23,186
Cash Equivalent	14,894	–	–	14,894

Total Investments in Securities	$619,487	$23,186	$–	$642,673

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ 50,875	$ 68,728	$ (96,420)	$ —	$ 3	$ 23,186	$ 97
SEI Daily Income Trust, Government Fund, CI F	16,607	66,474	(68,187)	—	—	14,894	127

Totals	$ 67,482	$ 135,202	$ (164,607)	$ —	$ 3	$ 38,080	$ 224

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.6%

Communication Services — 2.5%
IAC/InterActiveCorp *	1.3%	20,159	$4,236
Other Securities	1.2		4,134
			8,370
Consumer Discretionary — 12.3%
Big Lots Inc	0.9	81,080	3,083
Extended Stay America Inc	0.5	96,511	1,732
Lithia Motors Inc, Cl A	0.6	20,345	1,887
Modine Manufacturing Co *	0.7	162,134	2,249
Six Flags Entertainment Corp	0.7	48,732	2,405
Skechers U.S.A. Inc, Cl A *	0.8	74,115	2,491
Wendy’s Co/The	0.6	105,507	1,887
Other Securities (A)	7.5		24,506
			40,240
Consumer Staples — 3.9%
Hain Celestial Group Inc/The *	0.7	98,747	2,283
Hostess Brands Inc, Cl A *	0.6	149,767	1,872
Pilgrim’s Pride Corp *	0.7	105,616	2,354
Spectrum Brands Holdings Inc (A)	0.5	30,699	1,682
Other Securities	1.4		4,606
			12,797
Energy — 4.3%
Gulfport Energy Corp *	0.7	269,372	2,160
PBF Energy Inc, Cl A	0.5	51,988	1,619
Other Securities (B)	3.1		10,488
			14,267
Financials — 24.5%
Affiliated Managers Group Inc	0.5	14,740	1,579
American Equity Investment Life Holding Co	0.8	92,081	2,488
BankUnited Inc	1.2	120,163	4,013
BGC Partners Inc, Cl A	0.6	354,191	1,881
CNO Financial Group Inc	1.1	228,963	3,705
Columbia Banking System Inc	0.8	80,757	2,640

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Commonwealth Financial Corp	0.9%	221,075	$2,786
FNB Corp/PA	1.0	298,350	3,162
Great Western Bancorp Inc	0.5	56,311	1,779
National General Holdings Corp	0.8	104,332	2,476
OFG Bancorp	0.5	86,492	1,712
PacWest Bancorp	1.3	114,937	4,323
Starwood Property Trust Inc ‡	0.8	113,711	2,541
Umpqua Holdings Corp	0.8	149,720	2,470
Other Securities ‡(A)	12.9		42,798
			80,353
Health Care — 4.6%
Ligand Pharmaceuticals Inc *(A)	0.9	23,421	2,944
Magellan Health Inc *	0.8	40,330	2,659
Syneos Health Inc, Cl A *	0.8	51,297	2,655
Other Securities (A)	2.1		6,830
			15,088
Industrials — 13.6%
AECOM *	0.5	53,318	1,582
Apogee Enterprises Inc	0.8	69,561	2,608
Atlas Air Worldwide Holdings Inc *	1.0	65,374	3,305
Genesee & Wyoming Inc, Cl A *	0.8	30,063	2,620
KAR Auction Services Inc	1.3	81,411	4,177
Teledyne Technologies Inc *	0.8	10,824	2,565
Other Securities (A)(C)	8.4		27,764
			44,621
Information Technology — 10.4%
ACI Worldwide Inc *	1.3	126,549	4,160
Insight Enterprises Inc *	0.6	34,330	1,890
j2 Global Inc	0.6	24,330	2,107
Super Micro Computer Inc *(C)	0.9	142,131	3,003
Tech Data Corp *	0.7	21,929	2,246
Other Securities	6.3		20,684
			34,090
Materials — 8.4%
Ashland Global Holdings Inc	0.5	21,090	1,648
Commercial Metals Co, Cl A	0.6	106,715	1,823
FMC Corp	1.3	55,002	4,225
Livent Corp *(A)	0.5	130,141	1,598
Owens-Illinois Inc	0.9	164,855	3,129
Silgan Holdings Inc	0.7	82,066	2,432
Other Securities	3.9		12,697
			27,552
Real Estate — 7.2%
Gaming and Leisure Properties Inc ‡	0.9	80,438	3,102
Medical Properties Trust Inc ‡	1.2	219,644	4,066
Other Securities ‡(A)	5.1		16,412
			23,580

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.9%
Portland General Electric Co	0.6%	38,970	$2,020
Other Securities	0.3		893
			2,913

Total Common Stock (Cost $282,185) ($ Thousands)			303,871

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
2.480% **†(D)	3.5%	11,385,010	$11,386

Total Affiliated Partnership (Cost $11,384) ($ Thousands)			11,386

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	7.0	22,993,085	22,993

Total Cash Equivalent (Cost $22,993) ($ Thousands)			22,993

Total Investments in Securities — 103.1% (Cost $316,562) ($ Thousands)			$338,250

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	154	Jun-2019	$11,754	$11,887	$133

Percentages are based on Net Assets of $328,005 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $11,176 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,068 ($ Thousands), or 0.3% of the Net Assets of the Fund (see Note 2).

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,277 ($ Thousands) and represented 1.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $11,386 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$303,871	$–	$–	$303,871
Affiliated Partnership	–	11,386	–	11,386
Cash Equivalent	22,993	–	–	22,993

Total Investments in Securities	$326,864	$11,386	$–	$338,250

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$133	$–	$–	$133

Total Other Financial Instruments	$133	$–	$–	$133

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 57,595	$ 31,480	$ (77,717)	$ 23	$ 5	$ 11,386	$ 113
SEI Daily Income Trust, Government Fund, Cl F	10,473	50,203	(37,683)	—	—	22,993	94

Totals	$ 68,068	$ 81,683	$ (115,400)	$ 23	$ 5	$ 34,379	$ 207

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 3.6%
Vonage Holdings Corp *	0.4%	131,394	$1,319
Other Securities	3.2		10,803
			12,122
Consumer Discretionary — 14.3%
Carter’s Inc	0.4	13,896	1,401
Eldorado Resorts Inc *	0.7	53,272	2,487
Grand Canyon Education Inc *	1.0	28,933	3,313
Jack in the Box Inc	0.6	25,675	2,081
PlayAGS Inc *	1.1	150,505	3,602
Sally Beauty Holdings Inc *(A)	0.7	123,589	2,275
Shutterstock Inc *	0.5	33,943	1,583
Skechers U.S.A. Inc, Cl A *	1.0	98,110	3,297
Strategic Education Inc	0.5	12,732	1,672
Other Securities (A)	7.8		26,556
			48,267
Consumer Staples — 1.7%
Other Securities (A)	1.7		5,868

Energy — 1.9%
ProPetro Holding Corp *	0.4	61,379	1,384
Other Securities (A)	1.5		4,981
			6,365
Financials — 9.0%
Other Securities ‡(A)(B)(C)(D)(E)	9.0		30,526

Health Care — 19.5%
BioTelemetry Inc *	0.7	36,323	2,275
Cardiovascular Systems Inc *	0.6	48,137	1,861
Integra LifeSciences Holdings Corp *	0.5	31,928	1,779
Ligand Pharmaceuticals Inc *(A)	0.7	17,707	2,226
Merit Medical Systems Inc *	0.8	45,746	2,828
NeoGenomics Inc *	0.6	94,313	1,930

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell Inc *	0.5%	18,890	$1,527
Syneos Health Inc, Cl A *	0.4	26,292	1,361
Veracyte Inc *	0.4	56,800	1,421
Other Securities (A)	14.3		48,666
			65,874
Industrials — 19.4%
ABM Industries Inc	0.5	41,424	1,506
ASGN Inc *	0.5	23,883	1,516
Brink’s Co/The	0.4	18,455	1,392
Clean Harbors Inc *	0.8	36,900	2,639
Fortress Transportation & Infrastructure Investors LLC (F)	0.5	104,624	1,790
Heartland Express Inc	0.4	68,691	1,324
Heritage-Crystal Clean Inc *	0.7	87,988	2,415
John Bean Technologies Corp, Cl A	0.6	20,861	1,917
Kennametal Inc	0.4	40,646	1,494
Kirby Corp *	0.6	27,176	2,041
MasTec Inc *	0.6	43,208	2,078
Matson Inc	0.5	42,691	1,541
Tennant Co	0.4	22,745	1,412
TriNet Group Inc *	0.6	35,688	2,132
TrueBlue Inc *	0.5	75,659	1,789
WageWorks Inc *	0.4	38,240	1,444
Other Securities (A)	11.0		36,840
			65,270
Information Technology — 21.5%
2U Inc *	0.6	28,503	2,020
Carbonite Inc *	0.6	81,044	2,011
Cornerstone OnDemand Inc *	0.7	40,655	2,227
Euronet Worldwide Inc *	0.4	9,935	1,417
Everbridge Inc *	0.6	27,496	2,063
Fabrinet *	0.4	27,096	1,419
FireEye Inc *	0.8	160,592	2,696
Five9 Inc *	0.8	48,007	2,536
LogMeIn Inc	0.9	38,853	3,112
MAXIMUS Inc	0.4	20,929	1,486
Perficient Inc *	0.5	61,124	1,674
Presidio Inc	0.4	93,410	1,383
Proofpoint Inc *	0.7	18,232	2,214
Other Securities (A)(B)(C)(D)	13.7		46,228
			72,486
Materials — 1.2%
Other Securities (A)	1.2		4,039

Real Estate — 4.3%
Medical Properties Trust Inc ‡	0.5	86,325	1,598
Other Securities ‡(A)	3.8		12,787
			14,385

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.2%
Other Securities (A)	1.2%		$3,933

Total Common Stock (Cost $297,215) ($ Thousands)			329,135

WARRANTS — 0.0%
Other Securities	0.0		108

Total Warrants (Cost $79) ($ Thousands)			108

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
2.480% **†(G)	6.0	20,173,837	20,172

Total Affiliated Partnership (Cost $20,173) ($ Thousands)			20,172

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.5	8,325,467	8,325

Total Cash Equivalent (Cost $8,325) ($ Thousands)			8,325

Total Investments in Securities — 106.1% (Cost $325,792) ($ Thousands)			$357,740

Percentages are based on a Net Assets of $337,109 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $19,784 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,108 ($ Thousands) and 0.9% of Net Assets.

(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2019 was $124 ($Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Securities considered restricted. The total market value of such securities as of March 31, 2019 was $57 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,790 ($ Thousands), or 0.5% of Net Assets (See Note 2).

(G)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $20,172 ($ Thousands).

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$329,011	$–	$124	$329,135
Warrants	108	–	–	108
Affiliated Partnership	–	20,172	–	20,172
Cash Equivalent	8,325	–	–	8,325
Total Investments in Securities	$337,444	$20,172	$124	$357,740

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ 25,165	$ 57,683	$ (62,682)	$ 5	$ 1	$ 20,172	$ 92
SEI Daily Income Trust, Government Fund, CI F	17,517	59,948	(69,140)	—	—	8,325	91

Totals	$ 42,682	$ 117,631	$ (131,822)	$ 5	$ 1	$ 28,497	$ 183

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Communication Services — 3.7%
IAC/InterActiveCorp *	1.4%	56,249	$11,818
Nexstar Media Group Inc, Cl A (A)	0.6	47,039	5,098
Other Securities (A)	1.7		15,009
			31,925
Consumer Discretionary — 12.3%
Big Lots Inc	0.6	136,893	5,205
Cheesecake Factory Inc/The (A)	0.5	90,237	4,414
Lithia Motors Inc, Cl A (A)	0.6	56,842	5,272
Pool Corp	0.5	24,064	3,970
Six Flags Entertainment Corp	0.7	126,299	6,233
Skechers U.S.A. Inc, Cl A *	0.7	184,516	6,202
Wendy’s Co/The	0.5	220,433	3,944
Other Securities (A)	8.2		71,105
			106,345
Consumer Staples — 5.1%
Hain Celestial Group Inc/The *	0.5	178,101	4,118
Hostess Brands Inc, Cl A *	0.7	455,006	5,688
Pilgrim’s Pride Corp *	0.6	215,356	4,800
Spectrum Brands Holdings Inc (A)	0.4	63,363	3,471
Other Securities (A)	2.9		26,087
			44,164
Energy — 2.0%
Other Securities (A)	2.0		16,915

Financials — 17.8%
American Equity Investment
Life Holding Co	0.6	203,817	5,507
BankUnited Inc	0.7	179,461	5,994
BGC Partners Inc, Cl A	0.4	672,412	3,571
Columbia Banking System Inc (A)	0.7	196,637	6,428

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National General Holdings Corp	0.7%	257,621	$6,113
OFG Bancorp	0.5	219,022	4,334
PacWest Bancorp	1.2	280,427	10,547
Starwood Property Trust Inc ‡	0.6	240,140	5,367
Umpqua Holdings Corp	0.6	294,810	4,864
Other Securities ‡(A)	11.8		101,684
			154,409
Health Care — 11.1%
Ligand Pharmaceuticals Inc *(A)	1.1	75,013	9,430
Magellan Health Inc *	0.5	63,448	4,183
Premier Inc, Cl A *	0.4	100,268	3,458
Syneos Health Inc, Cl A *(A)	0.7	108,524	5,617
Other Securities (A)	8.4		73,198
			95,886
Industrials — 14.2%
Atlas Air Worldwide Holdings Inc *	0.6	99,124	5,012
CoStar Group Inc *	0.5	9,928	4,631
Genesee & Wyoming Inc, Cl A *	0.9	87,615	7,635
KAR Auction Services Inc	1.3	226,271	11,610
Teledyne Technologies Inc *	0.8	27,753	6,578
Other Securities (A)(B)	10.1		87,312
			122,778
Information Technology — 15.4%
ACI Worldwide Inc *	1.6	428,876	14,097
Cadence Design Systems Inc *	0.4	54,862	3,484
Cypress Semiconductor Corp	0.6	345,310	5,152
j2 Global Inc (A)	1.0	95,339	8,256
MAXIMUS Inc	0.4	53,612	3,805
ON Semiconductor Corp *	0.4	178,810	3,678
Semtech Corp *	0.5	88,152	4,488
Super Micro Computer Inc *(B)	0.9	350,560	7,406
Trade Desk Inc/The, Cl A *(A)	0.6	25,821	5,111
Wix.com Ltd *	0.5	36,039	4,355
Other Securities (A)	8.5		73,831
			133,663
Materials — 5.9%
Ashland Global Holdings Inc	0.4	48,756	3,809
FMC Corp	1.3	141,171	10,845
Owens-Illinois Inc	0.6	248,936	4,725
Silgan Holdings Inc	0.7	207,309	6,143
United States Steel Corp	0.4	178,732	3,483
Valvoline Inc (A)	0.5	216,872	4,025
Other Securities (A)	2.0		18,177
			51,207
Real Estate — 6.4%
Gaming and Leisure Properties Inc ‡	0.8	179,643	6,929
Howard Hughes Corp/The *	0.4	31,604	3,476
Medical Properties Trust Inc ‡(A)	0.9	428,546	7,932

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities ‡(A)	4.3%		$36,580
			54,917

Utilities — 3.3%
Other Securities	3.3		28,732

Total Common Stock (Cost $616,414) ($ Thousands)			840,941

RIGHTS — 0.0%
Other Securities‡‡	0.0		103

Total Rights (Cost $–) ($ Thousands)			103

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P.
2.480% **†(C)	10.2	88,103,789	88,097

Total Affiliated Partnership (Cost $88,103) ($ Thousands)			88,097

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.4	20,889,500	20,890

Total Cash Equivalent (Cost $20,890) ($ Thousands)			20,890

Total Investments in Securities — 109.8% (Cost $725,407) ($ Thousands)			$950,031

Percentages are based on a Net Assets of $865,349 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019, was $86,388 ($ Thousands).

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $8,424 ($ Thousands) and represented 1.0% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $88,097 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$840,941	$–	$–	$840,941
Rights	103	–	–	103
Affiliated Partnership	–	88,097	–	88,097
Cash Equivalent	20,890	–	–	20,890

Total Investments in Securities	$861,934	$88,097	$–	$950,031

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$173,797	$81,421	$(167,184)	$54	$9	$88,097	$251
SEI Daily Income Trust, Government Fund, CI F	32,302	70,814	(82,226)	-	-	20,890	229

Total	$206,099	$152,235	$(249,410)	$54	$9	$108,987	$480

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Mid-Cap Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Communication Services — 2.0%
Other Securities	2.0%		$2,136

Consumer Discretionary — 12.2%
Expedia Group Inc	0.7	6,000	714
Genuine Parts Co	0.7	7,000	784
Kohl’s Corp	0.7	11,783	810
Norwegian Cruise Line Holdings Ltd *	0.7	13,700	753
Ross Stores Inc	0.8	9,400	875
Royal Caribbean Cruises Ltd	0.8	7,100	814
Yum China Holdings Inc	0.8	19,600	880
Other Securities	7.0		7,659
			13,289
Consumer Staples — 5.4%
Archer-Daniels-Midland Co	0.8	21,100	910
JM Smucker Co/The	0.7	6,400	746
Kellogg Co	0.7	12,500	717
Tyson Foods Inc, Cl A	0.8	13,200	917
Other Securities	2.4		2,630
			5,920
Energy — 3.5%
Other Securities	3.5		3,810

Financials — 11.0%
Ameriprise Financial Inc	0.8	6,600	845
Citizens Financial Group Inc	0.7	23,100	751
Fifth Third Bancorp	0.7	30,500	769
Lincoln National Corp	0.6	12,200	716
Other Securities ‡	8.2		8,994
			12,075
Health Care — 11.2%
Agilent Technologies Inc	1.0	13,600	1,093
Centene Corp *	0.8	16,100	855
Edwards Lifesciences Corp, Cl A *	0.8	4,600	880
Incyte Corp *	0.9	11,000	946

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IQVIA Holdings Inc *	0.8%	6,100	$877
Zimmer Biomet Holdings Inc	0.9	7,500	958
Other Securities	6.0		6,666
			12,275
Industrials — 12.0%
AMETEK Inc	0.8	10,900	904
Cummins Inc	1.0	6,600	1,042
Old Dominion Freight Line Inc, Cl A	0.7	5,100	736
PACCAR Inc	0.9	14,500	988
Other Securities	8.6		9,425
			13,095
Information Technology — 19.8%
Analog Devices Inc	1.0	10,300	1,084
Arista Networks Inc *	0.9	3,200	1,006
Autodesk Inc, Cl A *	1.0	6,700	1,044
Cadence Design Systems Inc *	0.9	16,300	1,035
CDW Corp/DE	0.9	9,800	944
DXC Technology Co	0.7	12,100	778
Fidelity National Information Services Inc, Cl B	1.0	9,500	1,074
Fortinet Inc *	0.8	10,800	907
Qorvo Inc *	0.7	10,100	725
SS&C Technologies Holdings Inc	0.8	13,600	866
Symantec Corp, Cl A	0.7	31,700	729
Synopsys Inc *	0.9	9,000	1,036
Xilinx Inc	1.0	9,000	1,141
Zebra Technologies Corp, Cl A *	0.8	4,300	901
Other Securities	7.7		8,436
			21,706
Materials — 4.6%
Nucor Corp	0.7	13,400	782
Other Securities	3.9		4,214
			4,996
Real Estate — 8.2%
CBRE Group Inc, Cl A *	0.9	19,600	969
Equity Residential ‡	0.9	13,300	1,002
Host Hotels & Resorts Inc ‡	0.7	38,700	731
SBA Communications Corp, Cl A *‡	0.8	4,300	859
Other Securities ‡	4.9		5,437
			8,998
Utilities — 5.9%
AES Corp/VA	0.8	51,600	933
CenterPoint Energy Inc	0.7	25,900	795
Eversource Energy	0.7	10,200	724
NRG Energy Inc	0.8	20,800	884
Public Service Enterprise Group Inc	0.8	14,600	867
UGI Corp	0.7	14,900	826

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.4%		$1,465
			6,494

Total Common Stock (Cost $97,605) ($ Thousands)			104,794

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	5.9	6,508,656	6,509

Total Cash Equivalent (Cost $6,509) ($ Thousands)			6,509

Total Investments in Securities — 101.7% (Cost $104,114) ($ Thousands)			$111,303

Percentages are based on a Net Assets of $109,389 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

Ltd. — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ —	$ 993	$ (993)	$ —	$ —	$ —	$ 4
SEI Daily Income Trust, Government Fund, CI F	5,737	30,850	(30,078)	—	—	6,509	43

Totals	$ 5,737	$ 31,843	$ (31,071)	$ —	$ —	$ 6,509	$ 47

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 7.5%
AT&T Inc	1.0%	560,800	$17,587
Comcast Corp, Cl A	0.8	370,900	14,829
Omnicom Group Inc	0.7	162,121	11,833
Verizon Communications	1.8	537,900	31,806
Other Securities	3.2		58,571
			134,626

Consumer Discretionary — 6.6%
AutoZone Inc *	1.1	19,300	19,766
Target Corp, Cl A	1.4	320,200	25,699
Other Securities	4.1		72,675
			118,140

Consumer Staples — 14.1%
Altria Group Inc	1.2	370,054	21,252
Coca-Cola Co/The	0.7	264,548	12,397
Costco Wholesale Corp	0.6	46,980	11,376
Hershey Co/The	0.6	98,982	11,366
JM Smucker Co/The	0.6	96,000	11,184
Kroger Co/The	0.7	524,000	12,890
PepsiCo Inc	0.7	103,777	12,718
Procter & Gamble Co/The	0.7	120,821	12,571
Sysco Corp, Cl A	0.6	167,386	11,175
Tyson Foods Inc, Cl A	1.3	342,897	23,807
Walgreens Boots Alliance Inc	1.3	371,300	23,492
Walmart Inc	1.2	219,400	21,398
Other Securities	3.9		67,515
			253,141

Energy — 2.6%
Chevron Corp	0.7	97,600	12,022
Phillips 66	0.6	122,600	11,668
Other Securities	1.3		23,499
			47,189

Financials — 15.7%
Aflac Inc	1.1	402,300	20,115
Allstate Corp/The	1.3	253,100	23,837

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Financial Group Inc/OH	1.0%	177,246	$17,053
Annaly Capital Management Inc ‡	0.9	1,635,604	16,340
Berkshire Hathaway Inc, Cl B *	1.3	112,100	22,520
Progressive Corp/The	0.7	172,924	12,466
Two Harbors Investment Corp ‡	0.6	819,851	11,093
Other Securities ‡	8.8		157,401
			280,825

Health Care — 10.2%
Eli Lilly & Co	1.0	132,000	17,128
HCA Healthcare Inc	0.7	94,000	12,256
Johnson & Johnson	1.7	223,100	31,187
Merck & Co Inc	2.3	489,157	40,683
Pfizer Inc	1.8	754,300	32,035
Other Securities	2.7		48,840
			182,129

Industrials — 9.1%
Eaton Corp PLC	0.6	137,400	11,069
Raytheon Co	1.2	119,671	21,790
Republic Services Inc	1.8	392,738	31,568
Waste Management Inc	1.8	305,558	31,751
Other Securities	3.7		67,364
			163,542

Information Technology — 14.6%
Amdocs Ltd	1.6	540,205	29,230
Apple Inc	0.7	62,100	11,796
Cisco Systems Inc	1.6	537,800	29,036
Intel Corp	1.3	440,000	23,628
International Business Machines Corp	0.7	90,300	12,741
Motorola Solutions Inc	0.9	119,339	16,758
Oracle Corp, Cl B	1.1	351,500	18,879
Western Union Co/The	0.7	715,900	13,223
Other Securities	6.0		105,657
			260,948

Materials — 2.7%
Sonoco Products Co	0.7	212,380	13,068
Other Securities	2.0		35,041
			48,109

Real Estate — 3.9%
Other Securities ‡(A)	3.9		68,797

Utilities — 10.1%
Ameren Corp	1.3	310,564	22,842
American Electric Power Co Inc	0.8	172,521	14,449
Entergy Corp	1.4	261,300	24,988
Exelon Corp	1.4	496,900	24,910
NextEra Energy Inc	0.8	70,715	13,671

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	4.4%		$80,141
			181,001
Total Common Stock (Cost $1,498,983) ($ Thousands)			1,738,447

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.5%	44,714,082	$44,714

Total Cash Equivalent (Cost $44,714) ($ Thousands)			44,714

Total Investments in Securities — 99.6% (Cost $1,543,697) ($ Thousands)			$1,783,161

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	190	Jun-2019	$26,202	$26,959	$757

Percentages are based on Net Assets of $1,789,829 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $9,803 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

Ltd — Limited

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,738,447	$–	$–	$1,738,447
Cash Equivalent	44,714	–	–	44,714

Total Investments in Securities	$1,783,161	$–	$–	$1,783,161

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$757	$–	$–	$757

Total Other Financial Instruments	$757	$–	$–	$757

* Futures Contracts are valued at the unrealized appreciation on the instrument.

For the period March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$28,046	$403,501	$(386,833)	$-	$-	$44,714	$425

Total	$28,046	$403,501	$(386,833)	$-	$-	$44,714	$425

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Australia — 3.3%
Rio Tinto Ltd	0.8%	140,374	$9,763
Other Securities ‡	2.5		32,632

			42,395
Austria — 0.5%
Other Securities	0.5		6,548

Belgium — 0.4%
Other Securities	0.4		4,716

Canada — 7.2%
BCE Inc	0.7	205,126	9,105
Rogers Communications Inc, Cl B	1.1	274,000	14,740
Other Securities ‡	5.4		69,336

			93,181
Denmark — 0.8%
Carlsberg A/S, Cl B	0.6	60,035	7,505
Other Securities	0.2		2,311

			9,816
Finland — 0.1%
Other Securities	0.1		813

France — 1.2%
Other Securities	1.2		15,670

Germany — 1.8%
Other Securities	1.8		22,892

Guernsey — 0.1%
Other Securities	0.1		1,353

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Hong Kong — 4.8%
CLP Holdings Ltd, Cl B	1.5%	1,656,656	$19,205
Link REIT ‡	0.6	710,000	8,303
Other Securities	2.7		34,884

			62,392
Ireland — 0.1%
Other Securities	0.1		1,650

Israel — 1.7%
Bank Hapoalim BM	0.6	1,179,985	7,824
Bank Leumi Le-Israel BM	0.8	1,523,061	9,948
Other Securities	0.3		3,965

			21,737
Italy — 0.4%
Other Securities	0.4		4,680

Japan — 10.0%
Japan Post Holdings Co Ltd	0.7	759,200	8,889
NTT DOCOMO Inc	0.7	377,500	8,361
Other Securities ‡(A)	8.6		111,759

			129,009
Netherlands — 0.4%
Other Securities	0.4		4,709

New Zealand — 1.8%
Fisher & Paykel Healthcare Corp Ltd	0.6	664,248	7,112
Other Securities ‡(A)	1.2		16,851

			23,963
Norway — 1.5%
Orkla ASA	0.7	1,121,458	8,621
Telenor ASA	0.8	522,333	10,475
Other Securities	0.0		860

			19,956
Panama — 0.1%
Other Securities	0.1		1,425

Portugal — 0.1%
Other Securities	0.1		1,218

Singapore — 1.5%
Other Securities ‡	1.5		19,342

Sweden — 1.9%
ICA Gruppen AB	0.8	278,598	11,204

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Sweden (continued)
Swedish Match AB	0.6%	153,240	$7,829
Other Securities	0.5		6,108

			25,141
Switzerland — 5.4%
Nestle SA	0.7	100,371	9,564
Novartis AG	0.7	98,011	9,426
Roche Holding AG	1.1	50,791	13,992
Swisscom AG	0.9	22,788	11,143
Other Securities	2.0		25,141

			69,266
United Kingdom — 2.7%
Other Securities ‡	2.7		34,353

United States — 48.9%
AGNC Investment Corp ‡	0.8	547,865	9,862
Anthem Inc	0.8	34,447	9,886
Berkshire Hathaway Inc, Cl B *	0.6	37,787	7,591
CenterPoint Energy Inc	0.8	326,669	10,029
Chemed Corp	0.9	34,253	10,963
Citrix Systems Inc	0.6	81,465	8,119
Coca-Cola Co/The	1.0	260,355	12,200
Coca-Cola European Partners PLC	0.8	209,619	10,846
Colgate-Palmolive Co	0.7	127,114	8,712
Costco Wholesale Corp	0.7	38,004	9,202
Danaher Corp, Cl A	0.7	71,638	9,458
Darden Restaurants Inc	0.8	78,887	9,582
DTE Energy Co	0.6	56,193	7,010
Encompass Health Corp	0.6	127,627	7,453
Estee Lauder Cos Inc/The, Cl A	1.3	98,019	16,227
Exelon Corp	0.8	200,301	10,041
Home Depot Inc/The	0.9	62,784	12,048
Humana Inc	0.7	34,960	9,299
Lincoln National Corp	0.6	134,150	7,875
Motorola Solutions Inc	0.6	51,314	7,206
PepsiCo Inc	1.5	154,668	18,955
Procter & Gamble Co/The	1.4	177,532	18,472
Prudential Financial Inc	0.6	82,948	7,621
Starwood Property Trust Inc ‡	0.6	350,822	7,841
TJX Cos Inc/The	0.7	174,474	9,284
UnitedHealth Group Inc	0.7	36,206	8,952
Universal Health Services Inc, Cl B	0.6	61,528	8,231
Verizon Communications Inc	0.7	142,568	8,430
Waste Management Inc	0.6	75,811	7,878
Yum! Brands Inc	0.8	104,707	10,451

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States (continued)
Zoetis Inc, Cl A	0.6%	78,822	$7,935
Other Securities ‡(A)	24.8		323,253

			630,912
Total Common Stock (Cost $1,103,705) ($ Thousands)			1,247,137

PREFERRED STOCK — 0.1%

Germany — 0.1%
Other Securities (B)	0.1		890

Sweden — 0.0%
Other Securities (B)	0.0		339

Total Preferred Stock (Cost $1,443) ($ Thousands)			1,229

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.0	25,120,070	25,120

Total Cash Equivalent (Cost $25,120) ($ Thousands)			25,120

Total Investments in Securities — 98.8% (Cost $1,130,268) ($ Thousands)			$1,273,486

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
DJ Euro Stoxx 50 Index	69	Jun-2019	$2,506	$2,535	$35
FTSE 100 Index	16	Jun-2019	1,493	1,504	22
Hang Seng Index	3	Apr-2019	547	556	9
S&P 500 Index E-MINI	80	Jun-2019	11,103	11,351	248
SPI 200 Index	6	Jun-2019	658	658	–
TOPIX Index	13	Jun-2019	1,859	1,870	1

			$18,166	$18,474	$315

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/25/19	USD	92	DKK	604	$(1)

Brown Brothers Harriman	04/25/19	USD	17	SGD	23	—

Brown Brothers Harriman	04/25/19	USD	224	SGD	302	(1)

Brown Brothers Harriman	04/25/19	USD	284	GBP	215	(4)

Brown Brothers Harriman	04/25/19	USD	2	NOK	13	—

Brown Brothers Harriman	04/25/19	USD	355	NOK	3,020	(4)

Brown Brothers Harriman	04/25/19	USD	433	SEK	3,983	(3)

Brown Brothers Harriman	04/25/19	USD	718	HKD	5,633	—

Brown Brothers Harriman	04/25/19	USD	174	CHF	173	—

Brown Brothers Harriman	04/25/19	USD	832	CHF	823	(3)

Brown Brothers Harriman	04/25/19	USD	1,058	EUR	931	(11)

Brown Brothers Harriman	04/25/19	USD	891	CAD	1,194	3

Brown Brothers Harriman	04/25/19	USD	191	CAD	255	—

Brown Brothers Harriman	04/25/19	USD	923	JPY	102,150	2

Brown Brothers Harriman	04/25/19	USD	636	JPY	69,821	(4)

Brown Brothers Harriman	04/25/19	SGD	13,413	USD	9,937	28

Brown Brothers Harriman	04/25/19	SGD	131	USD	97	—

Brown Brothers Harriman	04/25/19	GBP	13,802	USD	18,225	223

Brown Brothers Harriman	04/25/19	DKK	25,750	USD	3,925	44

Brown Brothers Harriman	04/25/19	CHF	565	USD	569	1

Brown Brothers Harriman	04/25/19	CHF	34,744	USD	34,910	(60)

Brown Brothers Harriman	04/25/19	EUR	39,763	USD	45,238	508

Brown Brothers Harriman	04/25/19	CAD	58,057	USD	43,583	97

Brown Brothers Harriman	04/25/19	CAD	1,192	USD	889	(4)

Brown Brothers Harriman	04/25/19	NOK	87,698	USD	10,277	81

Brown Brothers Harriman	04/25/19	NOK	1,621	USD	188	(1)

Brown Brothers Harriman	04/25/19	SEK	121,304	USD	13,233	130

Brown Brothers Harriman	04/25/19	SEK	3,964	USD	427	(1)

Brown Brothers Harriman	04/25/19	HKD	3,420	USD	436	—

Brown Brothers Harriman	04/25/19	HKD	261,179	USD	33,287	(11)

Brown Brothers Harriman	04/25/19	JPY	48,552	USD	441	1

Brown Brothers Harriman	04/25/19	JPY	7,605,103	USD	68,391	(470)

Brown Brothers Harriman	04/26/19	USD	28	NZD	42	—

Brown Brothers Harriman	04/26/19	USD	354	NZD	513	(4)

Brown Brothers Harriman	04/26/19	USD	61	AUD	87	—

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/26/19	USD	658	AUD	924	$(1)

Brown Brothers Harriman	04/26/19	NZD	16,822	USD	11,520	45

Brown Brothers Harriman	04/26/19	NZD	418	USD	284	(1)

Brown Brothers Harriman	04/26/19	AUD	31,435	USD	22,284	(53)

						$526

Percentages are based on a Net Assets of $1,289,481 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $5,715 ($ Thousands) and represented 0.4% of Net Assets.

(B)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,247,137	$–	$–	$1,247,137
Preferred Stock	1,229	–	–	1,229
Cash Equivalent	25,120	–	–	25,120

Total Investments in Securities	$1,273,486	$–	$–	$1,273,486

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$315	$–	$–	$315
Forwards Contracts *
Unrealized Appreciation	–	1,163	–	1,163
Unrealized Depreciation	–	(637)	–	(637)

Total Other Financial Instruments	$315	$526	$–	$841

* Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$26,205	$125,128	$(126,213)	$-	$-	$25,120	$139

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 5.1%
Verizon Communications Inc	1.7%	307,339	$18,173
Walt Disney Co/The	1.0	93,498	10,381
Other Securities	2.4		25,316
			53,870

Consumer Discretionary — 4.8%
Darden Restaurants Inc	0.8	65,500	7,956
Other Securities	4.0		42,992
			50,948

Consumer Staples — 15.0%
Altria Group Inc	1.2	217,281	12,478
Church & Dwight Co Inc	0.7	102,803	7,323
Clorox Co/The	0.7	46,743	7,500
Costco Wholesale Corp	0.8	36,346	8,801
McCormick & Co Inc/MD	0.8	55,408	8,346
PepsiCo Inc	0.7	64,572	7,913
Tyson Foods Inc, Cl A	1.2	183,000	12,706
Walgreens Boots Alliance Inc	1.4	233,800	14,793
Walmart Inc	2.3	247,524	24,141
Other Securities	5.2		54,848
			158,849

Energy — 2.7%
Valero Energy Corp	0.8	95,870	8,133
Other Securities	1.9		20,304
			28,437

Financials — 15.7%
Berkshire Hathaway Inc, Cl B *	1.1	59,100	11,873
Cboe Global Markets Inc	0.7	80,058	7,641
Everest Re Group Ltd	0.9	43,466	9,387
Progressive Corp/The	0.8	115,800	8,348
RenaissanceRe Holdings Ltd	1.1	83,889	12,038
Travelers Cos Inc/The	1.1	83,472	11,449
Other Securities ‡	10.0		105,305
			166,041

Health Care — 17.0%
Anthem Inc	1.2	44,047	12,641

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baxter International Inc	0.7%	87,932	$7,150
Eli Lilly & Co	1.9	156,104	20,256
Humana Inc	1.0	38,120	10,140
Johnson & Johnson	2.6	195,171	27,283
Merck & Co Inc	2.1	271,437	22,575
Pfizer Inc	2.4	600,276	25,494
UnitedHealth Group Inc	0.8	35,650	8,815
Other Securities (A)	4.3		44,748
			179,102

Industrials — 9.2%
Boeing Co/The	1.2	32,700	12,472
Lockheed Martin Corp	0.7	25,675	7,707
Northrop Grumman Corp	1.2	45,529	12,275
Raytheon Co	1.4	80,261	14,614
Republic Services Inc	1.1	146,100	11,743
Waste Management Inc	1.3	133,069	13,827
Other Securities	2.3		24,179
			96,817

Information Technology — 11.8%
Amdocs Ltd	0.9	171,424	9,276
Apple Inc	1.4	75,762	14,391
Cisco Systems Inc	1.6	306,400	16,543
Intel Corp	1.6	307,300	16,502
Microsoft Corp	1.0	85,745	10,113
Motorola Solutions Inc	1.2	89,937	12,629
Oracle Corp, Cl B	0.9	176,000	9,453
Synopsys Inc *	0.8	74,285	8,554
Other Securities	2.4		27,353
			124,814

Materials — 2.3%
Other Securities	2.3		24,170

Real Estate — 2.3%
Other Securities ‡	2.3		24,205

Utilities — 11.9%
American Electric Power Co Inc	1.0	126,917	10,629
Consolidated Edison Inc	1.3	160,960	13,651
Edison International	0.7	120,856	7,483
Entergy Corp	1.1	119,200	11,399
Eversource Energy	0.8	113,201	8,032
Exelon Corp	1.1	227,300	11,395
Public Service Enterprise Group
Inc	1.0	183,544	10,904
WEC Energy Group Inc	0.9	117,465	9,289
Other Securities	4.0		42,331
			125,113
Total Common Stock (Cost $654,658) ($ Thousands)			1,032,366

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **	2.0%	20,855,746	$20,856

Total Cash Equivalent (Cost $20,856) ($ Thousands)			20,856

Total Investments in Securities — 99.8% (Cost $675,514) ($ Thousands)			$1,053,222

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	67	Jun-2019	$9,229	$9,507	$278
			$9,229	$9,507	$278

Percentages are based on a Net Assets of $1,055,211 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,715 ($ Thousands) and represented 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,032,366	$–	$–	$1,032,366
Cash Equivalent	20,856	–	–	20,856

Total Investments in Securities	$ 1,053,222	$–	$–	$1,053,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$278	$–	$–	$278

Total Other Financial Instruments	$278	$–	$–	$278

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$17,479	$137,335	$ (133,958)	$-	$-	$20,856	$273

Total	$17,479	$137,335	$ (133,958)	$-	$-	$20,856	$273

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	39

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Australia — 7.8%
AGL Energy Ltd	0.8%	185,423	$2,867
ASX Ltd	0.6	42,439	2,105
Coca-Cola Amatil Ltd	0.5	324,187	1,992
Macquarie Group Ltd	0.6	22,760	2,092
Rio Tinto Ltd	0.8	42,230	2,937
Woolworths Group Ltd	0.6	104,549	2,258
Other Securities ‡	3.9		14,337

			28,588

Austria — 1.2%
Other Securities	1.2		4,255

Belgium — 1.7%
Colruyt SA	0.8	41,376	3,062
Other Securities	0.9		3,297

			6,359

Canada — 2.3%
TELUS Corp	0.7	70,718	2,618
Toronto-Dominion Bank/The	0.7	48,192	2,616
Other Securities	0.9		3,254

			8,488

Denmark — 2.1%
Other Securities	2.1		7,604

Finland — 1.1%
Other Securities	1.1		3,870

France — 6.3%
Cie Generale des Etablissements
Michelin SCA	0.5	16,319	1,931
Engie SA	0.5	126,141	1,881
Orange SA	0.7	146,678	2,388
Sanofi	1.4	56,743	5,017

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France (continued)
TOTAL SA	0.7%	42,611	$2,369
Other Securities (A)	2.5		9,215

			22,801

Germany — 5.5%
Deutsche Telekom AG	0.6	131,358	2,182
Hannover Rueck SE	0.5	12,686	1,823
Merck KGaA	0.8	25,871	2,953
METRO AG	0.5	112,029	1,861
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	0.8	12,870	3,049
Other Securities	2.3		8,332

			20,200

Hong Kong — 5.9%
CLP Holdings Ltd, Cl B	1.2	368,500	4,272
Kerry Properties Ltd	0.6	480,000	2,143
WH Group Ltd	0.7	2,423,000	2,593
Other Securities ‡(A)	3.4		12,504

			21,512

Ireland — 0.2%
Other Securities ‡	0.2		613

Israel — 1.6%
Bank Hapoalim BM	0.8	410,265	2,720
Other Securities	0.8		3,139

			5,859

Italy — 1.1%
Other Securities	1.1		3,825

Japan — 21.1%
Astellas Pharma Inc	0.8	201,500	3,019
ITOCHU	0.4	90,100	1,630
Japan Airlines Co Ltd	0.5	51,800	1,825
JXTG Holdings	0.3	249,000	1,139
KDDI Corp	0.7	115,200	2,482
Mizuho Financial Group Inc	0.9	2,085,300	3,227
Nippon Telegraph & Telephone Corp	1.2	102,000	4,334
Nissan Motor Co Ltd	0.5	225,200	1,848
NTT DOCOMO Inc	0.7	122,100	2,704
Other Securities ‡(A)	15.1		54,862

			77,070

Netherlands — 2.6%
Koninklijke Ahold Delhaize NV	0.9	126,640	3,374

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Netherlands (continued)
NN Group NV	0.8%	68,275	$2,839
Other Securities	0.9		3,138

			9,351

New Zealand — 2.0%
Fisher & Paykel Healthcare Corp Ltd	0.5	184,452	1,975
Other Securities ‡(A)	1.5		5,291

			7,266

Norway — 1.3%
Other Securities	1.3		4,621

Portugal — 0.1%
Other Securities	0.1		459

Singapore — 3.7%
CapitaLand Mall Trust ‡	0.6	1,336,100	2,348
DBS Group Holdings Ltd	0.9	167,700	3,124
Other Securities ‡(A)	2.2		7,899

			13,371

Spain — 1.9%
Endesa SA	0.9	130,857	3,341
Iberdrola SA	0.5	210,398	1,849
Other Securities	0.5		1,799

			6,989

Sweden — 2.6%
ICA Gruppen AB	0.9	77,256	3,107
Other Securities	1.7		6,543

			9,650

Switzerland — 9.4%
Roche Holding AG	1.9	24,986	6,883
Sonova Holding AG	0.6	10,159	2,010
Swiss Life Holding AG	1.3	10,494	4,621
Zurich Insurance Group AG	0.9	9,498	3,143
Other Securities	4.7		17,727

			34,384

United Kingdom — 12.1%
BAE Systems PLC	0.5	296,852	1,866
BP PLC	0.7	345,444	2,514
GlaxoSmithKline PLC	1.1	190,001	3,953
Imperial Brands PLC	0.8	89,525	3,062
Tate & Lyle PLC	0.6	215,499	2,038
Other Securities ‡	8.4		30,607

			44,040

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 1.0%
Coca-Cola European Partners PLC	0.6%	43,981	$2,276
Other Securities	0.4		1,442

			3,718

Total Common Stock (Cost $309,286) ($ Thousands)			344,893

PREFERRED STOCK — 0.2%

Germany — 0.2%
Other Securities (B)	0.2		820

Total Preferred Stock (Cost $880) ($ Thousands)			820

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust,
Government Fund, Cl F
2.220% **†	3.4	12,316,988	12,317

Total Cash Equivalent (Cost $12,317) ($ Thousands)			12,317

Total Investments in Securities — 98.2% (Cost $322,483)($ Thousands)			$358,030

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	41

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	95	Jun-2019	$3,430	$3,490	$60
FTSE 100 Index	22	Jun-2019	2,032	2,067	46
Hang Seng Index	1	Apr-2019	183	185	2
SPI 200 Index	8	Jun-2019	879	877	(3)
TOPIX Index	17	Jun-2019	2,429	2,445	(3)

			$8,953	$9,064	$102

Percentages are based on a Net Assets of $364,622 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,675 ($ Thousands) and represented 0.5% of Net Assets.

(B)	There is currently no rate available.

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Stock Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$344,893	$–	$–	$344,893
Preferred Stock	820	–	–	820
Cash Equivalent	12,317	–	–	12,317

Total Investments in Securities	$358,030	$–	$–	$358,030

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$108	$–	$–	$108
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	$102	$–	$–	$102

* Futures contracts are valued at unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,054	$ 30,025	$ (23,762)	$ —	$ —	$ 12,317	$ 83

Totals	$ 6,054	$ 30,025	$ (23,762)	$ —	$ —	$ 12,317	$ 83

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Real Estate Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 0.8%
Hilton Worldwide Holdings Inc	0.8%	13,020	$1,082

Real Estate — 97.7%
Alexandria Real Estate Equities Inc ‡	2.4	22,362	3,188
American Homes 4 Rent, Cl A ‡	2.6	151,360	3,439
Americold Realty Trust ‡	1.0	45,530	1,389
AvalonBay Communities Inc ‡	4.7	31,420	6,307
Boston Properties Inc ‡	3.0	29,810	3,991
Brandywine Realty Trust ‡	0.7	59,335	941
Brixmor Property Group Inc ‡	1.4	105,390	1,936
Camden Property Trust ‡	2.8	37,390	3,795
Chesapeake Lodging Trust ‡	0.8	37,140	1,033
Columbia Property Trust Inc ‡	0.9	55,267	1,244
CoreSite Realty Corp ‡	0.6	7,820	837
CubeSmart ‡	2.3	95,230	3,051
CyrusOne Inc ‡	2.6	67,030	3,515
Duke Realty Corp ‡	2.0	88,810	2,716
Empire State Realty Trust Inc, Cl A ‡	1.4	119,810	1,893
Equinix Inc ‡	5.5	16,320	7,396
Equity Residential ‡	4.2	75,810	5,710
Essex Property Trust Inc ‡	1.3	5,830	1,686
Extra Space Storage Inc ‡	1.1	15,060	1,535
Federal Realty Investment Trust ‡	0.6	5,850	806
HCP Inc ‡	3.2	138,440	4,333
Healthcare Trust of America
Inc, Cl A ‡	2.0	95,976	2,744
Highwoods Properties Inc ‡	0.6	16,620	778
Host Hotels & Resorts Inc ‡	1.3	89,280	1,687
Invitation Homes Inc ‡	1.6	87,810	2,136
Iron Mountain Inc ‡	0.8	31,510	1,117
JBG SMITH Properties ‡	0.4	13,940	576
Kilroy Realty Corp ‡	2.8	49,980	3,796
Kite Realty Group Trust ‡	0.4	32,360	517
Liberty Property Trust ‡	1.7	47,789	2,314
Macerich Co/The ‡	1.5	45,930	1,991
Mack-Cali Realty Corp ‡	1.2	75,781	1,682
Park Hotels & Resorts Inc ‡	1.4	62,190	1,933
Prologis Inc ‡	6.4	119,800	8,620
Public Storage ‡	4.1	25,490	5,551
QTS Realty Trust Inc, Cl A ‡	0.2	6,790	306
Regency Centers Corp ‡	1.7	34,090	2,301

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Retail Opportunity Investments Corp ‡	0.5%	41,941	$727
Retail Properties of America Inc, Cl A ‡	1.5	160,520	1,957
Sabra Health Care REIT Inc ‡	1.1	73,650	1,434
Simon Property Group Inc ‡	6.0	44,524	8,113
Sun Communities Inc ‡	3.0	33,949	4,024
Sunstone Hotel Investors Inc ‡	1.0	98,160	1,414
Taubman Centers Inc ‡	1.0	25,670	1,357
UDR Inc ‡	1.3	38,250	1,739
Urban Edge Properties ‡	0.5	32,307	614
Ventas Inc ‡	5.3	111,520	7,116
Vornado Realty Trust ‡	1.2	24,570	1,657
WP Carey Inc ‡	2.1	36,355	2,848
			131,790

Total Common Stock (Cost $108,471) ($ Thousands)			132,872

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	2.2	3,047,027	3,047
Total Cash Equivalent (Cost $3,047) ($ Thousands)			3,047

Total Investments in Securities — 100.7% (Cost $111,518)($ Thousands)			$135,919

Percentages are based on Net Assets of $134,938 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

L.P. — Limited Partnership

As of March 31, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Real Estate Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$2,582	$27,006	$(26,541)	$—	$—	$3,047	$27
SEI Liquidity Fund, L.P.	668	809	(1,477)	—	—	—	1

Totals	$3,250	$27,815	$(28,018)	$—	$—	$3,047	$28

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.0%

Communication Services — 1.0%
AT&T
3.531%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$300	$302
Comcast
3.032%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	300	300
Discovery Communications
2.200%, 09/20/2019	50	50
		652

Consumer Discretionary — 3.4%
AutoZone
1.625%, 04/21/2019	70	70
Daimler Finance North America
3.128%, VAR ICE LIBOR USD 3 Month+0.390%, 05/04/2020 (A)	175	175
Dollar Tree
3.473%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	195	195
eBay
3.621%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	300	299
Ford Motor Credit LLC
1.897%, 08/12/2019	350	349
General Motors Financial
3.727%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	150	150
3.647%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	150	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
3.744%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	$125	$125
Marriott International
3.226%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	300	300
Nissan Motor Acceptance MTN
3.687%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	200	198
Volkswagen Group of America Finance
3.638%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	300	301
		2,311

Consumer Staples — 2.5%
Alimentation Couche-Tard
3.108%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	200	200
2.350%, 12/13/2019 (A)	200	199
Conagra Brands
3.511%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	300	300
Constellation Brands Inc
3.384%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	210	210
2.000%, 11/07/2019	125	124
Kraft Heinz Foods
3.517%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	275	275
Molson Coors Brewing
1.450%, 07/15/2019	140	139
Reckitt Benckiser Treasury Services
3.162%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	200	198
		1,645

Energy — 0.3%
Andeavor Logistics
5.500%, 10/15/2019	90	91
Phillips 66
3.537%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	125	125
		216

Financials — 14.9%
ABN AMRO Bank MTN
3.209%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	250	250
AIG Global Funding
3.080%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	250	250

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express
3.208%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	$200	$200
Assurant
3.860%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	130	130
Bank of America MTN
3.921%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	150	152
3.242%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	225	225
BPCE MTN
3.883%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	251
Canadian Imperial Bank of Commerce
3.335%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	275	276
Capital One
3.901%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	250	250
Citibank
3.097%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	250	251
Citizens Bank
3.456%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	275	275
Compass Bank
3.331%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	250	249
Cooperatieve Rabobank UA
3.613%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	300	303
Credit Agricole MTN
3.571%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	250	252
Danske Bank
3.188%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	200	200
Deutsche Bank MTN
2.850%, 05/10/2019	225	225
Fifth Third Bank
3.205%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	200	199
3.001%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	250	250
Goldman Sachs Group
3.875%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	250	251
3.854%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	275	278
3.811%, VAR ICE LIBOR USD 3 Month+1.040%, 04/25/2019	600	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings
3.247%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	$200	$200
Huntington National Bank
3.111%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	250	251
ING Bank
3.282%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	200	201
Intesa Sanpaolo NY
3.403%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	100	100
Jackson National Life Global Funding
3.339%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	125	126
Manufacturers & Traders Trust
3.304%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	250	248
Morgan Stanley
3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	175	177
National Bank of Canada MTN
3.157%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	250	251
Nordea Bank
3.569%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (A)	200	197
PNC Bank
2.947%, VAR ICE LIBOR USD 3 Month+0.350%, 03/12/2021	250	250
Regions Bank
3.188%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	300	298
Santander UK PLC
3.246%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	300	300
Skandinaviska Enskilda Banken
3.113%, VAR ICE LIBOR USD 3 Month+0.430%, 05/17/2021 (A)	250	250
Standard Chartered
3.911%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	200	199
Sumitomo Mitsui Banking
3.123%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
SunTrust Bank
3.328%, VAR ICE LIBOR USD 3 Month+0.590%, 08/02/2022	250	248
3.274%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	250	251
Svenska Handelsbanken MTN
3.121%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	250	251

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Synchrony Financial
3.968%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	$200	$201
Wells Fargo
3.889%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	150	152
3.272%, VAR ICE LIBOR USD 3 Month+0.500%, 07/23/2021	250	250
		9,968
Health Care — 2.4%
Amgen
3.147%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	150	151
Anthem
2.500%, 11/21/2020	150	149
Bayer US Finance II
3.232%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	200	198
Cardinal Health
3.381%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	275	273
Cigna
3.265%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	150	150
3.200%, 09/17/2020 (A)	150	151
CVS Health
3.321%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	140	140
HCA
6.500%, 02/15/2020	150	154
UnitedHealth Group
2.871%, VAR ICE LIBOR USD 3 Month+0.260%, 06/15/2021	225	225
		1,591
Industrials — 1.5%
Air Lease
2.125%, 01/15/2020	250	249
Aviation Capital Group
3.421%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	215	214
Equifax
3.554%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	150	149
Fortive
1.800%, 06/15/2019	37	37
John Deere Capital MTN
2.350%, 01/08/2021	105	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Technologies
3.333%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	$275	$275
		1,028
Information Technology — 1.2%
Broadcom
2.375%, 01/15/2020	300	299
DXC Technology
2.875%, 03/27/2020	105	105
Hewlett Packard Enterprise
3.515%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	175	174
2.100%, 10/04/2019 (A)	250	249
		827
Materials — 0.9%
DowDuPont
3.394%, VAR ICE LIBOR USD 3 Month+0.710%, 11/15/2020	300	302
International Flavors & Fragrances
3.400%, 09/25/2020	100	100
Syngenta Finance
3.698%, 04/24/2020 (A)	200	201
		603
Utilities — 0.9%
DTE Energy
1.500%, 10/01/2019	260	258
Emera US Finance
2.150%, 06/15/2019	175	175
Sempra Energy
1.625%, 10/07/2019	155	154
Texas Energy (Escrow Security) 3.726%, 12/31/2034 (B)(C)	4	–
		587

Total Corporate Obligations (Cost $19,433) ($ Thousands)		19,428

ASSET-BACKED SECURITIES — 24.4%
Automotive — 7.8%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	88	88

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	67	67

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2019-1, Cl A
3.060%, 07/12/2022 (A)	$195	$195
AmeriCredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	68	68
Canadian Pacer Auto Receivables Trust, Ser 2018-1A, Cl A2A
2.700%, 08/19/2020 (A)	65	65
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	117	117
Chesapeake Funding II, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	97	98
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	22	22
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	126	126
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	71	71
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	250	249
Drive Auto Receivables Trust, Ser 2018-3, Cl A2
2.750%, 10/15/2020	7	7
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	85	85
DT Auto Owner Trust, Ser 2017-4A, Cl B
2.440%, 01/15/2021 (A)	76	76
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	190	190
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	108	108
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	43	43
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	58	58
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	106	106
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl A
3.050%, 12/15/2021 (A)	198	198
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	9	9
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A1
2.840%, 05/16/2022 (A)	39	39
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	24	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	$47	$47
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	117	117
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	132	132
Ford Credit Auto Lease Trust, Ser 2018-A, Cl A2A
2.710%, 12/15/2020	109	109
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	149
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	38	38
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	96	96
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	153	153
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	125	125
GLS Auto Receivables Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	101	101
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	130	130
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl A
3.430%, 12/16/2024 (A)	300	303
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	122	122
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	150
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl A2A
2.580%, 10/15/2020	58	58
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A2A
2.780%, 03/15/2021	69	69
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A2A
2.910%, 01/18/2022	350	350
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	4	4
Securitized Term Auto Receivables Trust, Ser 2018-1A, Cl A2
2.807%, 12/29/2020 (A)	195	195
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	230	231

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)(C)	$49	$49
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	13	13
United Auto Credit Securitization Trust, Ser 2018-2, Cl A
2.890%, 03/10/2021 (A)	49	49
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	79	79
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (A)	110	110
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	155	155
		5,243

Mortgage Related Securities — 0.2%

New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(D)	110	111

Other Asset-Backed Securities — 16.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
3.166%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	87	87
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(D)	139	138
ALM VI, Ser 2018-6A, Cl A1B3
3.987%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	250	250
Babson CLO, Ser 2014-3RA, Cl A1
3.711%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	250	247
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(D)	89	89
Bayview Opportunity Master Fund Trust IIb, Ser 2018-RN5, Cl A1
3.820%, 04/28/2033 (A)	32	33
BlueMountain CLO, Ser 2018-2A, Cl A1R
3.710%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	270	267
BlueMountain CLO, Ser 2018-2A, Cl BR2
4.094%, VAR ICE LIBOR USD 3 Month+1.450%, 11/20/2028 (A)	250	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.545%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	$250	$249
CIFC Funding, Ser 2017-1A, Cl A1R
4.029%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	250	250
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)(C)	37	36
Cole Park CLO, Ser 2018-1A, Cl AR
3.811%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	250	249
Colombia Cent CLO, Ser 2018-27A, Cl A1
3.640%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	285	284
Credit Suisse Trust, Ser 2018-LD1
3.420%, 07/25/2024 (C)	52	52
Dryden 54 Senior Loan Fund, Ser 2017-54A, Cl A
3.961%, VAR ICE LIBOR USD 3 Month+1.200%, 10/19/2029 (A)	300	299
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
3.687%, VAR ICE LIBOR USD 3 Month+0.900%, 10/15/2027 (A)	250	249
Engs Commercial Finance Trust, Ser 2018- 1A, Cl A1
2.970%, 02/22/2021 (A)(C)	48	48
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(D)	102	102
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (A)	175	175
KKR CLO, Ser 2018-21, Cl A
3.787%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	250	245
Magnetite VII, Ser 2018-7A, Cl A1R2
3.587%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	250	246
Magnetite VIII, Ser 2018-8A, Cl AR2
3.767%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	250	248
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)(C)	19	19
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)(C)	37	37
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)(C)	85	85
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)(C)	134	135
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	124	124

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(D)	$72	$71
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(D)	90	90
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(D)	28	28
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(D)	35	35
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(D)	54	55
New Residential Mortgage Loan Trust, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	180	181
New Residential Mortgage Loan Trust, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	119	120
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	88	88
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	76	76
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	39	39
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	332	332
Octagon Investment Partners, Ser 2017-1A, Cl AR
3.828%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	185	185
OneMain Financial Issuance Trust, Ser 2016- 1A, Cl B
4.570%, 02/20/2029 (A)	100	101
OZLM VII, Ser 2018-7RA, Cl A1R
3.783%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	250	247
OZLM XII, Ser 2018-12A, Cl A1R
3.801%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	275	273
Palmer Square CLO, Ser 2018-3A, Cl A2
4.034%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	250	245
Palmer Square Loan Funding, Ser 2017-1A, Cl A1
3.527%, VAR ICE LIBOR USD 3 Month+0.740%, 10/15/2025 (A)	269	269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I, Ser 2018-NPL2, Cl A1
3.700%, , 6.700%, 03/27/2021, 03/27/2033 (A)(E)	$183	$183
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	8	8
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	131	131
PRPM, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(D)	88	88
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)(C)	110	110
Shackleton, Ser 2018-6RA, Cl A
3.793%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	250	249
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.891%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	86	85
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	142	144
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	67	68
SLM Student Loan Trust, Ser 2011-1, Cl A1
3.006%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	94	94
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (A)(C)	124	124
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)(C)	132	132
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)(C)	141	142
SoFi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	19	19
SoFi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	40	39
SoFi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	57	57
SoFi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	69	69

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	$138	$138
Sofi Professional Loan Program, Ser 2014-A, Cl A1
4.086%, VAR ICE LIBOR USD 1 Month+1.600%, 06/25/2025 (A)	37	37
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	264	264
Stanwich Mortgage Loan Trust, Ser 2018- NPB1, Cl A1
4.016%, , 7.516%, 05/16/2021, 05/16/2023 (A)(E)	206	206
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(D)	65	64
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(D)	73	72
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(D)	68	68
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(D)	156	154
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(D)	263	257
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(D)	80	79
Treman Park CLO, Ser 2018-1A, Cl ARR
3.831%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	275	275
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.677%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	270	268
Venture XIX CLO, Ser 2018-19A, Cl X
3.437%, VAR ICE LIBOR USD 3 Month+0.650%, 01/15/2032 (A)	125	125
VOLT LXIV, Ser 2017-NP11, Cl A1
3.375%, , 6.375%, 10/25/2020, 10/25/2047 (A)(E)	89	88
VOLT LXX, Ser 2018-NPL6, Cl A1A
4.115%, , 7.115%, 09/25/2021, 09/25/2048 (A)(E)	132	132
VOLT LXXI, Ser 2018-NPL7, Cl A1A
3.967%, , 6.967%, 09/25/2021, 09/25/2048 (A)(E)	87	88
		10,982
Total Asset-Backed Securities (Cost $16,385) ($ Thousands)		16,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (F) — 14.2%
ABN AMRO Funding USA LLC
2.473%, 04/15/2019	$300	$300
Barton Capital
2.524%, 04/15/2019	1,500	1,498
Chariot Funding
2.451%, 04/02/2019	625	625
CRC Funding LLC
2.482%, 04/08/2019	650	650
Fairway Finance
2.453%, 04/15/2019	625	624
Group BPCE
2.556%, 05/01/2019	450	449
Hydro-Quebec
2.467%, 05/06/2019	300	299
John Deere
2.465%, 04/22/2019	300	299
Novartis Finance Corp.
0.070%, 05/09/2019	1,500	1,496
NRW Bank
2.522%, 04/12/2019	500	500
Ontario Teachers Finance Trust
2.537%, 05/06/2019	350	349
2.456%, 04/29/2019	350	349
Pfizer
2.452%, 04/05/2019	625	625
Santander UK PLC
2.568%, 05/07/2019	300	299
Thunder Bay Funding LLC
2.474%, 04/23/2019	650	649
Walmart Stores
2.467%, 05/06/2019	475	474

Total Commercial Paper (Cost $9,486) ($ Thousands)		9,485

MORTGAGE-BACKED SECURITIES — 10.7%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC
6.000%, 09/01/2026	31	34
FNMA
6.500%, 09/01/2026	23	26
6.000%, 11/01/2026 to 04/01/2040	201	218
5.000%, 02/01/2023 to 03/01/2025	33	34
FREMF Mortgage Trust, Ser 2010-K7, Cl B
5.502%, 04/25/2020 (A)(D)	95	97
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.359%, 05/25/2045 (A)(D)	30	30
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.042%, 10/25/2047 (A)(D)	155	154

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.811%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	$65	$65
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.931%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	116	116
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.892%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	46	46

		820

Non-Agency Mortgage-Backed Obligations — 9.5%
Angel Oak Mortgage Trust, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(D)	39	39
Angel Oak Mortgage Trust, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(D)	122	123
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(D)	113	114
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.334%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	300	298
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
4.559%, 11/25/2034 (D)	21	21
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
4.364%, 04/25/2035 (D)	106	101
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.447%, 10/25/2035 (D)	76	75
Barclays Commercial Mortgage Securities, Ser 2017-DELC, Cl A
3.334%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	250	249
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
3.234%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	106	106
BX Trust, Ser 2018-MCSF, Cl A
3.061%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	140	138
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(D)	121	120
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
3.404%, 12/15/2036	225	224
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
4.469%, 09/25/2034 (D)	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(D)	$109	$110
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(D)	46	46
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(D)	56	56
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(D)	48	47
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(D)	131	131
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(D)	85	85
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(D)	185	186
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(D)	27	26
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(D)	39	39
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(D)	42	42
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(D)	52	52
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(D)	131	132
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(D)	227	228
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.136%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	101	101
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
6.286%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	246	259
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.286%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	218	223
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.486%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	278	280
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.686%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	161	162

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.819%, 05/25/2048 (A)(D)	$126	$126
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(D)	128	130
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	12	12
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.636%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	57	58
FNMA Connecticut Avenue Securities, Ser 2018-C04, Cl 2M1
3.236%, VAR ICE LIBOR USD 1 Month+0.750%, 12/25/2030	115	115
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M1
3.206%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2031	80	80
GS Mortgage Securities Corp., Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	25	25
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
3.184%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	135	135
Impac CMB Trust, Ser 2005-1, Cl 1A1
3.006%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	114	111
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.240%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	155	155
LSTAR Securities Investment, Ser 2017-8, Cl A
4.152%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	45	45
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(D)	80	79
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(D)	60	59
MortgageIT Trust, Ser 2005-5, Cl A1
2.746%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	285	283
MSCG Trust, Ser 2018-SELF, Cl A
3.384%, VAR LIBOR USD 1 Month+0.900%, 10/15/2037 (A)	105	105
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
3.384%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(D)	$83	$85
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
3.128%, VAR ICE LIBOR USD 1 Month+0.640%, 11/20/2034	67	66
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
3.088%, VAR ICE LIBOR USD 1 Month+0.600%, 12/20/2034	47	46
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
2.708%, VAR ICE LIBOR USD 1 Month+0.220%, 03/20/2035	29	28
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(D)	122	125
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(D)	122	122
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(D)	181	182
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.259%, 03/25/2036 (D)	140	136
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.940%, 01/25/2035 (D)	62	63

		6,353

Total Mortgage-Backed Securities (Cost $7,174) ($ Thousands)		7,173

U.S. TREASURY OBLIGATION — 3.7%
U.S. Treasury Notes
2.540%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	2,500	2,498

Total U.S. Treasury Obligation (Cost $2,499) ($ Thousands)		2,498

LOAN PARTICIPATIONS — 0.1%
BPA Laboratories, Term Loan, 2nd Lien
10.553%, 04/29/2020 (B)(C)	44	40
Diebold Nixdorf, Term Loan B, 1st Lien
5.313%, VAR LIBOR+2.750%, 11/06/2023 (G)	2	2

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Enhanced Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gardner Denver Inc., Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 07/30/2024	$2	$2

Total Loan Participations (Cost $37) ($ Thousands)		44

	Shares

PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *(B)(C)	17,950	40

Total Preferred Stock (Cost $156) ($ Thousands)		40

COMMON STOCK — 0.0%
Boart Longyear *(C)	694,591	2
TE Holdcorp *(C)	11,340	4

Total Common Stock (Cost $381) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	2,792,886	$2,793

Total Cash Equivalent (Cost $2,793) ($ Thousands)		2,793

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 9.5%
Goldman Sachs
2.550%, dated 03/29/2019, to be repurchased on 04/01/2019, repurchase price $6,401,360 (collateralized by U.S. Government obligations, ranging in par value $1,890,488 - $5,127,424, 2.500% - 5.000%, 12/15/2035 - 09/20/2047; total market value $6,528,000) (H)	$6,400	6,400

Total Repurchase Agreement (Cost $6,400) ($ Thousands)		6,400

Total Investments in Securities — 95.9% (Cost $64,744) ($ Thousands)		$64,203

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 10-Year Treasury Notes	(8)	Jun-2019	$(980)	$(994)	$(14)
U.S. 2-Year Treasury Notes	(20)	Jul-2019	(4,246)	(4,262)	(16)
			$(5,226)	$(5,256)	$(30)

Percentages are based on Net Assets of $66,958 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $23,649 ($ Thousands), representing 35.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,055 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

VAR — Variable Rate

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$19,428	$–	$19,428
Asset-Backed Securities	–	16,336	–	16,336
Commercial Paper	–	9,485	–	9,485
Mortgage-Backed Securities	–	7,173	–	7,173
U.S. Treasury Obligation	–	2,498	–	2,498
Loan Participations	–	4	40	44
Preferred Stock	–	–	40	40
Common Stock	2	4	–	6
Cash Equivalent	2,793	–	–	2,793
Repurchase Agreement	–	6,400	–	6,400

Total Investments in Securities	$2,795	$61,328	$80	$64,203

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(30)	$–	$–	$(30)

Total Other Financial Instruments	$(30)	$–	$–	$(30)

* Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliated for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 2,514	$ 24,695	$ (24,416)	$ -	$ -	$ 2,793	$ 24

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.4%

Agency Mortgage-Backed Obligations — 31.6%
FHLMC
10.000%, 03/17/2026	$7	$7
7.500%, 05/01/2031 to 02/01/2038	460	510
7.000%, 05/01/2024 to 03/01/2039	210	232
6.500%, 10/01/2031 to 09/01/2039	296	332
6.000%, 03/01/2020 to 09/01/2038	640	683
5.500%, 06/01/2020 to 08/01/2037	334	357
5.000%, 06/01/2019 to 04/01/2049	18,102	19,277
4.500%, 06/01/2027 to 10/01/2048	23,703	24,887
4.000%, 04/01/2019 to 01/01/2049	63,591	66,144
3.500%, 12/01/2033 to 03/01/2049	119,065	121,449
3.000%, 03/01/2031 to 03/01/2049	51,997	51,842
2.500%, 09/01/2031 to 12/01/2031	2,445	2,435
FHLMC ARM
3.859%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	628	649
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	235	249
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	73	85
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	386	424
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,054	1,186
FHLMC CMO, Ser 2007-3281, Cl AI, IO
3.946%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	77	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	$129	$141
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	2	2
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.546%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	33	3
FHLMC CMO, Ser 2010-3621, Cl SB, IO
3.746%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	55	8
FHLMC CMO, Ser 2011-3947, Cl SG, IO
3.466%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	780	117
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	3,129	3,119
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	659	657
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	547	49
FHLMC CMO, Ser 2012-4054, Cl SA, IO
3.566%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	737	91
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	787	70
FHLMC CMO, Ser 2013-4174, Cl SA, IO
3.716%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	218	19
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	352	53
FHLMC CMO, Ser 2013-4203, Cl PS, IO
3.766%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	546	79
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	233	217
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	407	36
FHLMC CMO, Ser 2014-326, Cl 300
3.000%, 03/15/2044	2,515	2,508
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.681%, 02/15/2038 (B)	31	2
FHLMC CMO, Ser 2014-4335, Cl SW, IO
3.516%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	116	19
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.522%, 04/15/2041 (B)	421	21
FHLMC CMO, Ser 2016-353, Cl S1, IO
3.516%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	647	115
FHLMC CMO, Ser 2016-4639, Cl HZ
2.750%, 04/15/2053	1,610	1,594
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,003	999

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	$2,214	$2,215
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,586	1,679
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	7,233	7,224
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	417	423
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,922	1,943
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,171	1,212
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	3,215	3,174
FHLMC CMO, Ser 2018-4793, Cl CM
3.000%, 05/15/2048	1,021	1,006
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	4,102	4,050
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	3,872	3,833
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	2,382	2,357
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	2,932	2,899
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	774	802
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K015, Cl X1, IO
1.569%, 07/25/2021 (B)	1,274	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.479%, 10/25/2021 (B)	260	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.103%, 05/25/2023 (B)	33,619	149
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.608%, 03/25/2027 (B)	4,956	207
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	2,000	2,147
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.951%, 08/25/2023 (B)	7,561	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF52, Cl A
2.910%, VAR LIBOR USD 1 Month+0.420%, 09/25/2028	2,235	2,222
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF57, Cl A
3.030%, VAR LIBOR USD 1 Month+0.540%, 12/25/2028	360	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.483%, 09/25/2026 (B)	$4,478	$4,774
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	328
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	475	472
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.686%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	324	329
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.086%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	154	156
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.686%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	550	553
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.471%, 10/25/2037 (B)	126	133
FHLMC TBA
5.000%, 04/01/2036	600	635
4.500%, 04/13/2039	7,015	7,321
4.000%, 04/15/2045	3,500	3,603
FNMA
7.500%, 10/01/2037 to 04/01/2039	162	192
7.000%, 09/01/2026 to 02/01/2039	695	767
6.500%, 05/01/2027 to 05/01/2040	248	276
6.000%, 10/01/2019 to 10/01/2040	2,244	2,460
5.500%, 02/01/2021 to 09/01/2056	1,089	1,179
5.000%, 01/01/2020 to 03/01/2049	36,951	39,856
4.500%, 04/01/2025 to 09/01/2057	113,747	119,492
4.360%, 05/01/2021	929	963
4.350%, 04/01/2021	723	747
4.300%, 04/01/2021	228	236
4.200%, 04/01/2021	645	666
4.000%, 08/01/2020 to 06/01/2057	118,036	122,192
3.715%, 11/25/2017	611	92
3.590%, 12/01/2020	425	432
3.500%, 09/01/2033 to 03/01/2057	64,625	65,963
3.490%, 02/01/2033	1,315	1,351
3.480%, 08/01/2028	2,025	2,108
3.410%, 10/01/2030	805	832
3.390%, 05/01/2030	6,902	7,097
3.340%, 07/01/2030	600	612
3.290%, 10/01/2020 to 09/01/2032	972	983
3.260%, 10/01/2030	705	719
3.240%, 06/01/2029	955	974
3.190%, 05/01/2030	1,267	1,278

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.120%, 06/01/2035	$850	$835
3.110%, 02/01/2028	465	471
3.080%, 04/01/2030	492	494
3.040%, 04/01/2030	492	493
3.000%, 02/01/2032 to 09/01/2047	38,348	38,417
2.900%, 11/01/2029	500	491
2.820%, 07/01/2027	590	588
2.510%, 08/01/2026	1,283	1,267
2.500%, 10/01/2042	806	787
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.419%, 09/25/2022 (B)	14,764	174
FNMA ACES, Ser 2014-M12, Cl FA
2.781%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	232	232
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (B)	1,726	1,786
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	440	441
FNMA ARM
4.281%, VAR 12 Month Treas Avg+1.944%, 11/01/2035	146	151
4.223%, VAR 12 Month Treas Avg+1.917%, 11/01/2035	567	586
4.137%, VAR 12 Month Treas Avg+1.833%, 10/01/2035	599	617
4.112%, VAR 12 Month Treas Avg+1.808%, 10/01/2035	97	100
3.855%, VAR ICE LIBOR USD 12 Month+1.620%, 10/01/2048	931	962
3.752%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	589	607
3.734%, VAR ICE LIBOR USD 12 Month+1.620%, 07/01/2048	1,052	1,083
3.727%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	1,182	1,217
3.672%, VAR ICE LIBOR USD 12 Month+1.611%, 12/01/2048	713	731
3.126%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,243	1,260
2.953%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	863	873
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	407	82
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	498	35
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	393	73
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	223	229
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	525	546
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	214	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	$1,235	$239
FNMA CMO, Ser 2006-112, Cl ST, IO
4.215%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	963	77
FNMA CMO, Ser 2008-22, Cl SI, IO
3.945%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,018	17
FNMA CMO, Ser 2009-103, Cl MB
4.315%, 12/25/2039 (B)	52	56
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,332	1,208
FNMA CMO, Ser 2010-150, Cl SK, IO
4.045%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	320	56
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,926	2,134
FNMA CMO, Ser 2011-87, Cl SG, IO
4.065%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	270	32
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	238	9
FNMA CMO, Ser 2011-96, Cl SA, IO
4.065%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,090	173
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	90	7
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	400	29
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	429	40
FNMA CMO, Ser 2012-133, Cl CS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	343	59
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	39	42
FNMA CMO, Ser 2012-35, Cl SC, IO
4.015%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	201	35
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	269	291
FNMA CMO, Ser 2012-70, Cl YS, IO
4.165%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	73	8
FNMA CMO, Ser 2012-74, Cl SA, IO
4.165%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	340	46
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	26	23
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	52	46
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	375	350

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-124, Cl SB, IO
3.465%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	$543	$100
FNMA CMO, Ser 2013-126, Cl CS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	456	58
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	412	395
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,799
FNMA CMO, Ser 2013-54, Cl BS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	218	42
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	548	54
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	122	10
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	300	343
FNMA CMO, Ser 2013-9, Cl SA, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	419	53
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,321	2,552
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	668	690
FNMA CMO, Ser 2014-47, Cl AI, IO
1.647%, 08/25/2044 (B)	250	13
FNMA CMO, Ser 2015-55, Cl IO, IO
1.465%, 08/25/2055 (B)	617	31
FNMA CMO, Ser 2015-56, Cl AS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	67	14
FNMA CMO, Ser 2016-60, Cl QS, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	375	55
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,220	1,234
FNMA CMO, Ser 2017-76, Cl SB, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	2,025	354
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	1,385	1,385
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,157	2,204
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	505	501
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	4,055	4,013
FNMA CMO, Ser 2018-4, Cl HC
2.500%, 12/25/2047	1,189	1,173
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	3,864	3,826

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	$8,383	$8,301
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	8,231	8,098
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	2,373	2,425
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	1,900	1,880
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	1,647	1,624
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	4,189	4,130
FNMA CMO, Ser 2018-63, Cl DA
3.500%, 09/25/2048	1,185	1,216
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	727	713
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	3,065	3,144
FNMA TBA
5.000%, 04/30/2037 to 05/01/2038	8,570	9,055
4.500%, 04/14/2033	15,915	16,582
4.000%, 04/01/2039	12,115	12,461
3.500%, 04/01/2041	60,065	61,051
3.000%, 04/25/2026 to 05/15/2045	9,335	9,316
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	1,824	1,848
FNMA, Ser 2014-M8, Cl X2, IO
0.381%, 06/25/2024 (B)	8,010	126
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (B)	544	548
FNMA, Ser M10, Cl A2
3.385%, 07/25/2028 (B)	6,100	6,290
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	2,460	2,574
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,052	1,119
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.279%, 09/25/2043 (B)(C)	290	297
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	11,995	62
FREMF Mortgage Trust, Ser 2014-K503, Cl B
3.042%, 10/25/2047 (B)(C)	795	794
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028 (B)	100	101
GNMA
8.000%, 11/15/2029 to 09/15/2030	46	50
7.500%, 03/15/2029 to 10/15/2037	81	95
7.000%, 09/15/2031	31	35
6.500%, 07/15/2028 to 12/15/2035	1,646	1,839
6.000%, 12/15/2028 to 10/20/2040	2,776	3,061

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.075%, 07/20/2060 (B)	$248	$253
5.000%, 12/20/2039 to 05/20/2049	51,214	53,778
4.500%, 04/20/2041 to 03/20/2049	44,061	45,911
4.000%, 08/20/2047 to 05/20/2049	27,624	28,538
3.500%, 06/20/2044 to 06/15/2048	49,263	50,398
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2034	209	217
3.000%, 09/15/2042 to 04/20/2048	34,938	35,126
GNMA CMO, Ser 2007-17, Cl IB, IO
3.762%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	540	66
GNMA CMO, Ser 2007-51, Cl SG, IO
4.092%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	71	12
GNMA CMO, Ser 2007-78, Cl SA, IO
4.048%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	632	78
GNMA CMO, Ser 2009-66, Cl XS, IO
4.318%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	646	79
GNMA CMO, Ser 2010-31, Cl GS, IO
4.012%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	35	1
GNMA CMO, Ser 2010-4, Cl NS, IO
3.908%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,971	834
GNMA CMO, Ser 2010-85, Cl HS, IO
4.162%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	55	5
GNMA CMO, Ser 2010-H11, Cl FA
3.479%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	446	453
GNMA CMO, Ser 2010-H27, Cl FA
2.889%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,224	1,220
GNMA CMO, Ser 2010-H28, Cl FE
2.909%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	593	591
GNMA CMO, Ser 2011-H08, Cl FG
2.989%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	713	713
GNMA CMO, Ser 2011-H08, Cl FD
3.009%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	295	295
GNMA CMO, Ser 2011-H09, Cl AF
3.009%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	496	497
GNMA CMO, Ser 2012-141, Cl WA
4.530%, 11/16/2041 (B)	378	409
GNMA CMO, Ser 2012-34, Cl SA, IO
3.562%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	551	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-43, Cl SN, IO
4.118%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	$101	$21
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	426	28
GNMA CMO, Ser 2012-98, Cl SA, IO
3.618%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	258	42
GNMA CMO, Ser 2012-H25, Cl FA
3.209%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	115	115
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.763%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,523	75
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	276	37
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	479	75
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.112%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	168	22
GNMA CMO, Ser 2014-5, Cl SP, IO
3.668%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	363	38
GNMA CMO, Ser 2014-H10, Cl TA
3.109%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	601	603
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	181	34
GNMA CMO, Ser 2015-H10, Cl FC
2.989%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	386	386
GNMA CMO, Ser 2015-H18, Cl FA
2.959%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	276	275
GNMA CMO, Ser 2015-H20, Cl FA
2.979%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	282	282
GNMA CMO, Ser 2016-135, Cl SB, IO
3.618%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	329	89
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,744	1,742
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.228%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	895	119
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.578%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,689	523
GNMA CMO, Ser 2017-H20, Cl IB, IO
2.001%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	398	45

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.174%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	$182	$21
GNMA CMO, Ser 2018-H04, Cl FJ
3.061%, VAR ICE LIBOR USD 12 Month+0.040%, 03/20/2068	613	605
GNMA CMO, Ser 2018-H06, Cl PF
2.809%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	632	629
GNMA CMO, Ser 2018-H07, Cl FD
2.809%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,117	1,111
GNMA CMO, Ser 2018-H13, Cl DF
2.850%, VAR ICE LIBOR USD 12 Month+0.020%, 07/20/2068	3,726	3,669
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	4,073	4,130
GNMA TBA
4.500%, 04/01/2039	7,240	7,520
4.000%, 04/01/2040 to 05/01/2042	19,600	20,231
3.500%, 04/15/2045	22,900	23,395
3.000%, 04/15/2043	3,100	3,113
GNMA, Ser 2012-112, Cl IO, IO
0.277%, 02/16/2053 (B)	942	18
GNMA, Ser 2012-152, Cl IO, IO
0.789%, 01/16/2054 (B)	7,357	377
GNMA, Ser 2012-27, Cl IO, IO
0.955%, 04/16/2053 (B)	1,351	40
GNMA, Ser 2013-145, Cl IO, IO
1.066%, 09/16/2044 (B)	1,142	55
GNMA, Ser 2013-96, Cl IO, IO
0.520%, 10/16/2054 (B)	1,889	48
GNMA, Ser 2014-47, Cl IA, IO
0.243%, 02/16/2048 (B)	239	5
GNMA, Ser 2014-50, Cl IO, IO
0.838%, 09/16/2055 (B)	699	37
GNMA, Ser 2014-92, Cl IX, IO
0.628%, 05/16/2054 (B)	5,927	164
GNMA, Ser 2015-5, Cl IK, IO
0.667%, 11/16/2054 (B)	6,151	245
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060 (B)	670	665
GNMA, Ser 98, Cl A
3.000%, 10/16/2050	109	108
GNMA, Ser 99, Cl A
3.200%, 01/16/2052	168	168

		1,264,690

Non-Agency Mortgage-Backed Obligations — 5.8%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	842

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
A10 Term Asset Financing, Ser 1A, Cl A1FX
2.340%, 03/15/2036 (C)	$153	$153
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.511%, 02/25/2035 (B)	581	563
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
2.626%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,517	1,403
Alternative Loan Trust, Ser 2006-18CB, Cl A6
18.658%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	244	349
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.812%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	280	284
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.704%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	1,985	2,005
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
4.435%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,219	898
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.886%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	4,397	4,202
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	675	675
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (C)	930	930
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	1,790	1,912
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.779%, 08/10/2045 (B)(C)	1,661	1,168
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
4.961%, 12/20/2034 (B)	13	13
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.778%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	692	691
BANK, Ser 2017-BNK5, Cl A3
3.020%, 06/15/2060	500	501
BBCMS Trust, Ser CBM, Cl A
3.484%, VAR LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	375	373
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	610

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	$150	$149
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	58	59
BCAP Trust, Ser 2015-RR2, Cl 21A1
4.052%, 03/28/2037 (B)(C)	897	874
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.444%, 05/25/2034 (B)	12	12
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.388%, 05/25/2034 (B)	76	71
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
3.126%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	47	46
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
4.749%, 10/25/2033 (B)	442	447
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (B)	1,032	1,035
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.165%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	3,365	943
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.212%, 06/11/2041 (B)(C)	22	–
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
2.626%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	5,055	4,871
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	349	361
Benchmark Mortgage Trust, Ser 2019-B10, Cl A3
3.455%, 03/15/2062	726	741
Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/2052	1,630	1,730
Benchmark Mortgage Trust, Ser 2019-B9, Cl A4
3.751%, 03/15/2052	772	803
Benchmark Mortgage Trust, Ser B8, Cl A5
4.232%, 01/15/2052	595	641
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (C)	448	449
BX Commercial Mortgage Trust, Ser IND, Cl H
5.484%, VAR LIBOR USD 1 Month+3.000%, 11/15/2035 (C)	4,792	4,807

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2017-APPL, Cl A
3.364%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	$501	$500
BX Trust, Ser 2017-IMC, Cl A
3.534%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (C)	920	917
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,280	1,345
CAMB Commercial Mortgage Trust, Ser 2019- LIFE, Cl A
3.554%, VAR LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	725	726
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl AJ
5.398%, 12/11/2049 (B)	6	4
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	213	209
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	320
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	474	481
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.909%, 08/15/2050 (B)	8,676	473
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,156	1,172
CD Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	522	535
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	304	301
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	605	604
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	615	619
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	622	638
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	467	486
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	283	279
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	494	503

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	$371	$378
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	660	674
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.478%, 02/25/2037 (B)	21	22
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.510%, 02/25/2037 (B)	14	14
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.263%, 07/25/2037 (B)	30	30
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
3.414%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	790	789
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	895	905
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A2
2.674%, 04/10/2048	863	860
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	289	293
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	30	31
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.740%, 09/25/2033 (B)	16	16
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	406	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.614%, 12/11/2049 (B)(C)	36	–
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	720	716
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.484%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	1,050	1,050
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.734%, VAR LIBOR USD 1 Month+1.250%, 04/15/2036 (C)	1,740	1,740
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	692	695
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	1,250	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.785%, 07/10/2046 (B)(C)(D)	$13,060	$139
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	98	95
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	77	78
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	835	881
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	14	15
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	502	524
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (B)	70	73
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	120	126
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	130	136
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (C)	299	296
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	315	318
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.145%, 07/15/2047 (B)	3,441	129
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	236	247
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.217%, 03/10/2047 (B)	1,956	86
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	292
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	661	678
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	903	933
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	696	705
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.167%, 02/10/2048 (B)	6,115	323
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	960	980
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	480	478
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (C)	370	368
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	410	413

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045		$489	$487
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045		590	583
Commercial Mortgage Pass-Through Certificates, Ser CR14, Cl B
4.643%, 02/10/2047 (B)		850	892
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.786%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)		2,880	2,899
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)		1,119	1,127
Core Industrial Trust, Ser 2019-CORE, Cl A
3.380%, 12/15/2031		2,200	2,201
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.159%, 06/15/2038 (B)		42	23
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039		244	161
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (B)		104	78
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033		45	46
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033		46	50
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.668%, 10/25/2033 (B)		922	920
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.408%, 03/12/2020 (D)	GBP	1,072	1,362
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.675%, 03/12/2020 (D)		377	479
Credit Suisse Mortgage Trust, Ser 2016- NXSR, Cl A4
3.795%, 12/15/2049 (B)		$1,089	1,127
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048		651	674
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057		508	520
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048		490	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	$1,046	$1,087
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	202	207
CSAIL Commercial Mortgage Trust, Ser 2019- C15, Cl A4
4.053%, 03/15/2052	508	537
CSMC Trust, Ser 2017-CHOP, Cl G
8.104%, VAR LIBOR USD 1 Month+5.620%, 07/15/2032 (C)	1,000	983
CSMC Trust, Ser 2017-PFHP, Cl A
3.434%, VAR LIBOR USD 1 Month+0.950%, 12/15/2030 (C)	1,190	1,186
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (B)(C)	1,116	1,130
CSMC, Ser 2009-2R, Cl 1A14
4.618%, 09/26/2034 (B)(C)	503	510
CSMC, Ser 2009-2R, Cl 1A16
4.618%, 09/26/2034 (B)(C)	444	449
CSMC, Ser 2014-11R, Cl 9A2
2.630%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)	2,620	2,033
CSMC, Ser 2014-7R, Cl 8A1
3.785%, 07/27/2037 (B)(C)	384	383
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)	290	266
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	2,065	2,129
CSMC, Ser 2015-4R, Cl 3A1
3.110%, VAR ICE LIBOR USD 1 Month+0.310%, 10/27/2036 (C)	44	39
CSMC, Ser 2015-5R, Cl 1A1
3.172%, 09/27/2046 (B)(C)	518	515
CSMC, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	8,669	8,458
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	1,175	1,226
DBCCRE Mortgage Trust, Ser 2018-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	315	320
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	281	283
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	100	103
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.282%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	683	641
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	844	842

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
4.136%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	$171	$172
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.136%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	360	402
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	3,564	3,537
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.486%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	4,098	4,351
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	750	761
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	95	95
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	1,310	1,328
GS Mortgage Securities II, Ser GC30, Cl B
4.013%, 05/10/2050 (B)	480	491
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/2051 (B)	1,000	1,067
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	261	224
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.871%, 11/10/2039 (B)(C)	307	2
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	435	441
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	66	66
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	270	292
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	388	400
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (B)	680	693
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	2,339	2,398
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	413	406

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	$619	$616
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	522	528
GS Mortgage Securities Trust, Ser 2018-SRP5
3.281%, 06/09/2021	2,900	2,854
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	5,237	5,316
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	17	17
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.297%, 10/25/2033 (B)	234	241
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	20	21
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	9	9
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
4.702%, 05/19/2034 (B)	970	992
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.840%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	29	28
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,866	2,021
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (B)	130	139
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/2047 (B)	120	120
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	541	559
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,581	2,566
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	373	372
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	272	283
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl A5
3.576%, 03/15/2049	348	358

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust, Ser 2019-COR4, Cl A5
4.029%, 03/10/2052	$966	$1,023
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	875	908
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	187	192
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	575	612
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.369%, 06/12/2043 (B)	1,003	1
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.639%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	11	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (B)	505	381
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.607%, 02/12/2049 (B)	222	158
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
6.201%, 02/15/2051 (B)	4	3
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.383%, 08/15/2046 (B)(C)	296	309
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	785	796
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	711	718
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	36	36
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.582%, 07/15/2047 (B)	380	391
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	116	116
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	576	596
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	600	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	$457	$451
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	1,373	1,413
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	529	537
JPMorgan Chase Commercial Mortgage Securities Trust, Ser WPT, Cl AFX
4.248%, 07/05/2033 (C)	160	168
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.628%, 11/25/2033 (B)	38	39
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.482%, 08/25/2034 (B)	83	85
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
3.271%, 05/25/2045 (B)(C)	186	185
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.638%, 12/25/2046 (B)(C)	1,388	1,374
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.175%, 10/26/2048 (B)(C)	3,200	3,198
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	4,501	4,511
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	1,751	1,742
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	5,955	5,924
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.377%, 02/15/2041 (B)(C)	323	–
Lehman XS Trust, Ser 2007-16N, Cl 2A2
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 09/25/2047	5,229	5,070
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,160	1,191
LMREC, Ser CRE2, Cl A
4.190%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	584	584
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.334%, VAR LIBOR USD 1 Month+5.850%, 09/15/2028 (C)	589	592
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(C)	774	771
Madison Avenue Trust, Ser 2013-650M, Cl A
3.843%, 10/12/2032 (C)	245	247
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)(D)	5	4

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	$1,407	$1,314
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.590%, 07/25/2033 (B)	17	17
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	42	43
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.242%, 12/12/2049 (B)(C)	49	–
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (B)(C)	30	22
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (B)	230	166
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
5.920%, 09/12/2049 (B)	569	358
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2022	760	754
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	397
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	138	140
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	852	879
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	155	161
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	317	325
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl A4
2.600%, 09/15/2049	927	895
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	250	187
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.401%, 02/12/2044 (B)(C)	80	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.113%, 12/12/2049 (B)	$767	$578
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
5.947%, 06/11/2042 (B)	1,728	1,824
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (C)	590	597
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (C)	440	446
Morgan Stanley Capital I Trust, Ser 2015- 420, Cl A
3.727%, 10/12/2050 (C)	440	450
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.091%, 11/15/2049 (B)	3,425	198
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	468	461
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	513	506
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	303	299
Morgan Stanley Capital I Trust, Ser 2017- ASHF, Cl A
3.334%, VAR LIBOR USD 1 Month+0.850%, 11/15/2034 (C)	40	40
Morgan Stanley Capital Trust, Ser 2019-L3, Cl A4
4.071%, 02/15/2029	339	361
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	250	249
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (C)	255	255
NCUA Guaranteed Notes Trust CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	97	97
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (B)(C)	1,432	1,457
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	648	650
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	102	104
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	84	86

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
3.136%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	$565	$560
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	1,757	1,786
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	21	22
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)(D)	6	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,123	906
Radnor RE, Ser 2018-1, Cl M2
5.186%, VAR ICE LIBOR USD 1 Month+2.700%, 03/25/2028 (C)	7,270	7,263
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	245	256
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	920	950
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.458%, 12/25/2034 (B)	384	384
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.434%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	330	330
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055 (B)(C)	2,960	2,621
Seasoned Loans Structured Transaction, Ser 2018-2, Cl A1
3.500%, 11/25/2028	2,612	2,667
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (B)(C)	390	391
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
3.166%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	256	255
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.676%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2047	5,609	5,386
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
4.695%, 07/25/2033 (B)	73	73
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2003-37A, Cl 2A
4.448%, 12/25/2033 (B)	22	22
Structured Asset Securities Mortgage Pass- Through Certificates, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	584	445

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
2.059%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	557	$727
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063		$452	462
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.480%, 12/10/2045 (B)(C)		670	639
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)		587	592
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)		831	831
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/2030 (B)(C)		987	983
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		1,210	1,218
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,335	1,353
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.481%, 10/25/2033 (B)		53	53
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.148%, 08/25/2033 (B)		27	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.346%, 09/25/2033 (B)		49	50
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
10.627%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033		7	8
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033		117	119
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.050%, 06/25/2034 (B)		32	32
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034		94	101
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
3.266%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045		454	473
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.746%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045		4,836	4,791

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
3.097%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	$2,011	$1,893
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
3.097%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,191	976
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (B)(C)	457	463
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/2045 (B)	780	797
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.287%, 07/15/2046 (B)	20	21
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	580
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.338%, 11/15/2059 (B)	5,588	408
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 12/15/2049	550	571
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A4
2.942%, 10/15/2049	750	737
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
4.420%, 05/25/2035 (B)	2,237	2,269
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.558%, 12/25/2034 (B)	33	34
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
4.437%, 06/25/2034 (B)	370	378
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
4.836%, 07/25/2034 (B)	57	58
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.903%, 06/25/2035 (B)	35	36
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.500%, 03/26/2035 (B)(C)	262	269
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.327%, 03/15/2044 (B)(C)	5,764	125
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	58	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.387%, 06/15/2045 (B)(C)	$636	$21
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.200%, 05/15/2045 (B)(C)	899	37
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	110	116
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.006%, 01/15/2024	2,739	108
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	300	307

		231,493

Total Mortgage-Backed Securities (Cost $1,503,402) ($ Thousands)		1,496,183

CORPORATE OBLIGATIONS — 29.3%

Communication Services — 2.6%
America Movil
5.000%, 10/16/2019	1,050	1,063
5.000%, 03/30/2020	750	765
AT&T
6.000%, 08/15/2040	1,770	1,989
5.450%, 03/01/2047 (E)	247	264
5.250%, 03/01/2037	2,580	2,703
5.150%, 03/15/2042	25	25
5.150%, 02/15/2050	1,092	1,115
4.850%, 03/01/2039	1,431	1,440
4.800%, 06/15/2044	2,870	2,818
4.750%, 05/15/2046	986	963
4.500%, 03/09/2048	608	570
4.350%, 03/01/2029 (E)	1,049	1,072
4.350%, 06/15/2045	800	734
4.300%, 02/15/2030	1,721	1,741
3.950%, 01/15/2025	300	306
3.875%, 08/15/2021	70	72
3.400%, 05/15/2025 (E)	3,540	3,503
3.000%, 06/30/2022	180	181
CBS
3.700%, 08/15/2024	810	824
3.700%, 06/01/2028	300	292
3.375%, 02/15/2028	700	667
CCO Holdings
5.250%, 09/30/2022	50	51
5.125%, 05/01/2027 (C)(E)	480	483
5.000%, 02/01/2028 (C)(E)	110	108

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.834%, 10/23/2055	$70	$79
6.484%, 10/23/2045	660	740
6.384%, 10/23/2035	850	948
5.750%, 04/01/2048 (E)	643	672
5.375%, 04/01/2038	1,024	1,030
5.375%, 05/01/2047 (E)	141	140
5.050%, 03/30/2029	1,565	1,649
4.908%, 07/23/2025 (E)	2,990	3,155
4.500%, 02/01/2024	750	780
4.464%, 07/23/2022	336	348
4.200%, 03/15/2028	973	965
3.750%, 02/15/2028	1,795	1,730
3.579%, 07/23/2020	400	403
Comcast
7.050%, 03/15/2033	90	119
6.500%, 11/15/2035	480	608
4.950%, 10/15/2058	608	671
4.700%, 10/15/2048	110	119
4.600%, 10/15/2038	4,506	4,823
4.400%, 08/15/2035	1,770	1,848
4.250%, 10/15/2030	700	744
4.200%, 08/15/2034	220	229
4.150%, 10/15/2028 (E)	3,004	3,162
4.000%, 03/01/2048	522	509
3.999%, 11/01/2049	199	194
3.969%, 11/01/2047	78	75
3.950%, 10/15/2025	624	653
3.900%, 03/01/2038	540	531
3.700%, 04/15/2024	1,864	1,925
3.450%, 10/01/2021	1,568	1,599
3.417%, VAR ICE LIBOR USD 3 Month+0.630%, 04/15/2024	870	871
3.300%, 10/01/2020	1,952	1,970
3.150%, 03/01/2026	160	159
2.350%, 01/15/2027	1,205	1,126
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	221
Comcast Cable Holdings
10.125%, 04/15/2022	45	54
Discovery Communications
5.200%, 09/20/2047	638	620
3.950%, 03/20/2028	537	522
DISH DBS
7.750%, 07/01/2026 (E)	130	113
5.875%, 11/15/2024 (E)	700	588
Fox
5.576%, 01/25/2049 (C)	559	629
5.476%, 01/25/2039 (C)	470	520
4.709%, 01/25/2029 (C)	3,218	3,450
4.030%, 01/25/2024 (C)	712	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	$200	$200
NBCUniversal Media
5.950%, 04/01/2041	455	559
4.375%, 04/01/2021	270	279
Netflix
5.375%, 02/01/2021	120	125
Sprint
7.875%, 09/15/2023	340	356
7.250%, 09/15/2021	460	483
Sprint Capital
8.750%, 03/15/2032	190	201
Sprint Spectrum
4.738%, 03/20/2025 (C)	4,010	4,055
3.360%, 09/20/2021 (C)	3,200	3,199
Telecom Italia
5.303%, 05/30/2024 (C)	400	402
Telefonica Emisiones
5.877%, 07/15/2019	90	91
5.462%, 02/16/2021	23	24
5.213%, 03/08/2047	150	152
5.134%, 04/27/2020	662	677
4.103%, 03/08/2027	630	639
UPCB Finance IV
5.375%, 01/15/2025 (C)(E)	400	406
Verizon Communications
5.500%, 03/16/2047 (E)	568	665
5.250%, 03/16/2037	1,930	2,171
4.862%, 08/21/2046 (E)	290	309
4.672%, 03/15/2055	181	184
4.522%, 09/15/2048 (E)	778	798
4.500%, 08/10/2033	1,625	1,718
4.400%, 11/01/2034 (E)	3,288	3,420
4.329%, 09/21/2028	2,226	2,354
4.272%, 01/15/2036	1,927	1,949
4.125%, 08/15/2046 (E)	1,063	1,030
4.016%, 12/03/2029 (C)	1,074	1,105
3.875%, 02/08/2029	210	215
3.850%, 11/01/2042	550	517
3.500%, 11/01/2024	120	123
3.376%, 02/15/2025	218	221
2.625%, 08/15/2026	1,000	954
Viacom
5.850%, 09/01/2043	288	313
4.250%, 09/01/2023 (E)	1,380	1,435
3.875%, 04/01/2024	130	132
Vodafone Group
5.250%, 05/30/2048	490	486
4.375%, 05/30/2028 (E)	2,555	2,597
3.750%, 01/16/2024	664	669
Walt Disney
6.900%, 08/15/2039 (C)	10	14

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 01/09/2038 (C)	$20	$28
6.650%, 11/15/2037 (C)	235	324
6.200%, 12/15/2034 (C)	65	85
6.150%, 03/01/2037 (C)(E)	1,120	1,449
6.150%, 02/15/2041 (C)	15	20
4.950%, 10/15/2045 (C)	350	417
Walt Disney MTN
4.125%, 06/01/2044 (E)	180	192

		103,520

Consumer Discretionary — 1.4%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (C)(E)	130	129
Altice France
7.375%, 05/01/2026 (C)	820	804
Amazon.com
5.200%, 12/03/2025	570	647
4.950%, 12/05/2044	500	596
4.050%, 08/22/2047 (E)	380	402
3.875%, 08/22/2037	300	312
3.150%, 08/22/2027 (E)	680	685
2.800%, 08/22/2024 (E)	898	899
BMW US Capital
3.100%, 04/12/2021 (C)	780	785
2.150%, 04/06/2020 (C)	325	323
1.850%, 09/15/2021 (C)(E)	100	98
Cox Communications
3.250%, 12/15/2022 (C)	540	544
Daimler Finance North America
3.350%, 05/04/2021 (C)(E)	1,415	1,424
2.300%, 01/06/2020 (C)(E)	1,520	1,513
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	202
Ford Motor
5.291%, 12/08/2046	747	626
4.750%, 01/15/2043	304	238
Ford Motor Credit
8.125%, 01/15/2020	1,450	1,503
5.596%, 01/07/2022 (E)	3,740	3,857
5.584%, 03/18/2024 (E)	636	645
4.250%, 09/20/2022 (E)	1,000	993
3.815%, 11/02/2027 (E)	261	228
3.813%, 10/12/2021	390	386
3.810%, 01/09/2024 (E)	300	284
3.677%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	1,040	1,008
3.339%, 03/28/2022	1,035	1,005
2.597%, 11/04/2019	1,170	1,167
2.343%, 11/02/2020	2,770	2,708
General Motors
6.600%, 04/01/2036 (E)	670	701
6.250%, 10/02/2043	260	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 04/01/2049	$811	$786
5.150%, 04/01/2038 (E)	571	522
4.875%, 10/02/2023 (E)	1,995	2,074
3.539%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	1,000	999
General Motors Financial
5.650%, 01/17/2029	462	477
4.375%, 09/25/2021	180	184
4.350%, 01/17/2027	110	107
4.250%, 05/15/2023 (E)	110	112
4.150%, 06/19/2023	83	84
3.450%, 04/10/2022 (E)	120	120
3.200%, 07/13/2020	118	118
2.450%, 11/06/2020	210	208
2.400%, 05/09/2019	530	530
Hanesbrands
4.875%, 05/15/2026 (C)(E)	210	207
4.625%, 05/15/2024 (C)(E)	30	30
Hilton Domestic Operating
5.125%, 05/01/2026 (C)	100	102
Hilton Worldwide Finance
4.875%, 04/01/2027 (E)	370	374
4.625%, 04/01/2025	20	20
Home Depot
4.500%, 12/06/2048	512	567
4.250%, 04/01/2046	48	51
3.900%, 12/06/2028 (E)	645	685
3.750%, 02/15/2024 (E)	66	69
Kohl’s
5.550%, 07/17/2045	910	881
Lennar
5.000%, 06/15/2027	30	30
4.750%, 11/29/2027	460	460
4.500%, 04/30/2024 (E)	170	173
McDonald’s MTN
4.875%, 12/09/2045	260	281
4.450%, 03/01/2047	240	245
4.450%, 09/01/2048	72	74
3.800%, 04/01/2028	1,355	1,398
3.700%, 01/30/2026 (E)	140	145
3.500%, 03/01/2027	400	405
Myriad International Holdings BV
4.850%, 07/06/2027 (C)(E)	550	565
NCL
4.750%, 12/15/2021 (C)	32	32
Newell Brands
4.200%, 04/01/2026	360	344
3.850%, 04/01/2023 (E)	420	415
NVR
3.950%, 09/15/2022	700	719
QVC
5.950%, 03/15/2043	30	28

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 03/15/2023	$645	$654
Sands China
5.400%, 08/08/2028	320	335
5.125%, 08/08/2025 (E)	650	677
4.600%, 08/08/2023 (E)	610	629
Sky PLC
3.750%, 09/16/2024 (C)	1,090	1,129
Starbucks
4.500%, 11/15/2048	14	14
3.800%, 08/15/2025	36	37
Time Warner Cable
8.250%, 04/01/2019	2,465	2,465
7.300%, 07/01/2038	530	617
6.550%, 05/01/2037	381	421
5.875%, 11/15/2040	130	133
5.500%, 09/01/2041	1,044	1,027
5.000%, 02/01/2020	320	325
Time Warner Entertainment
8.375%, 07/15/2033	270	352
TJX
2.250%, 09/15/2026	120	114
Toll Brothers Finance
4.375%, 04/15/2023	120	120
Toyota Motor Credit MTN
2.600%, 01/11/2022	1,205	1,206
VOC Escrow
5.000%, 02/15/2028 (C)	380	370
Warner Media
5.375%, 10/15/2041	577	612
5.350%, 12/15/2043	218	229
3.800%, 02/15/2027	1,497	1,491
3.550%, 06/01/2024	1,750	1,766
William Lyon Homes
7.000%, 08/15/2022	100	100

		54,415

Consumer Staples — 2.6%
Alimentation Couche-Tard
4.500%, 07/26/2047 (C)	63	59
3.550%, 07/26/2027 (C)	650	634
Altria Group
9.250%, 08/06/2019	2,370	2,423
6.200%, 02/14/2059	190	204
5.950%, 02/14/2049	310	333
5.800%, 02/14/2039	2,290	2,422
5.375%, 01/31/2044 (E)	180	180
4.800%, 02/14/2029	1,465	1,510
4.750%, 05/05/2021	200	208
4.400%, 02/14/2026 (E)	2,803	2,881
3.800%, 02/14/2024 (E)	390	397
3.490%, 02/14/2022 (E)	260	264
2.850%, 08/09/2022 (E)	190	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch
4.900%, 02/01/2046 (C)	$4,469	$4,489
3.650%, 02/01/2026 (C)	1,851	1,856
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	820	832
2.650%, 02/01/2021	274	273
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,060	1,179
5.550%, 01/23/2049	2,432	2,669
5.450%, 01/23/2039	1,450	1,570
4.900%, 01/23/2031	608	656
4.750%, 01/23/2029 (E)	3,620	3,857
4.600%, 04/15/2048	940	903
4.150%, 01/23/2025	2,592	2,701
4.000%, 04/13/2028	680	691
3.750%, 07/15/2042	230	199
2.500%, 07/15/2022 (E)	630	624
Bacardi
4.700%, 05/15/2028 (C)	1,190	1,190
BAT Capital
4.540%, 08/15/2047	2,117	1,855
4.390%, 08/15/2037 (E)	71	64
3.557%, 08/15/2027	3,550	3,361
3.222%, 08/15/2024	167	163
2.764%, 08/15/2022	715	703
2.297%, 08/14/2020	653	646
Campbell Soup
3.300%, 03/15/2021	625	629
3.115%, VAR ICE LIBOR USD 3 Month+0.500%, 03/16/2020	1,000	997
Conagra Brands
5.400%, 11/01/2048	680	684
4.850%, 11/01/2028	500	525
Constellation Brands
4.650%, 11/15/2028	610	646
4.400%, 11/15/2025	469	492
4.250%, 05/01/2023 (E)	650	681
3.700%, 12/06/2026	292	291
3.600%, 02/15/2028	548	536
3.500%, 05/09/2027	248	242
3.200%, 02/15/2023	175	176
Costco Wholesale
3.000%, 05/18/2027	1,462	1,461
2.750%, 05/18/2024	1,071	1,078
Cott Holdings
5.500%, 04/01/2025 (C)	220	222
Danone
2.947%, 11/02/2026 (C)	2,902	2,782
2.589%, 11/02/2023 (C)	1,645	1,610
2.077%, 11/02/2021 (C)	230	225
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,490

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Investment
2.875%, 05/11/2022	$580	$583
General Mills
4.700%, 04/17/2048 (E)	525	524
4.200%, 04/17/2028	780	811
Keurig Dr Pepper
4.417%, 05/25/2025 (C)	280	290
Kraft Heinz Foods
6.500%, 02/09/2040	265	289
5.375%, 02/10/2020	331	338
5.200%, 07/15/2045	573	553
5.000%, 07/15/2035	30	29
5.000%, 06/04/2042	35	33
4.875%, 02/15/2025 (C)	1,761	1,801
4.625%, 01/30/2029 (E)	1,485	1,527
4.375%, 06/01/2046	1,358	1,175
4.000%, 06/15/2023	30	31
3.950%, 07/15/2025 (E)	1,030	1,038
3.500%, 07/15/2022	575	580
3.000%, 06/01/2026 (E)	696	649
2.800%, 07/02/2020	1,042	1,041
Kroger
5.400%, 01/15/2049	1,185	1,228
Lamb Weston Holdings
4.625%, 11/01/2024 (C)(E)	210	212
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,020	1,053
Mars
4.125%, 04/01/2054 (C)	437	449
3.600%, 04/01/2034 (C)	437	437
3.200%, 04/01/2030 (C)	1,115	1,114
2.700%, 04/01/2025 (C)	370	368
Molson Coors Brewing
3.500%, 05/01/2022 (E)	100	101
Mondelez International Holdings
Netherlands BV
2.000%, 10/28/2021 (C)	2,970	2,895
Nestle Holdings
4.000%, 09/24/2048 (C)	476	498
3.900%, 09/24/2038 (C)	414	431
3.625%, 09/24/2028 (C)	402	419
3.500%, 09/24/2025 (C)	1,226	1,271
3.350%, 09/24/2023 (C)	1,489	1,534
3.100%, 09/24/2021 (C)	1,190	1,205
PepsiCo
4.250%, 10/22/2044	100	108
4.000%, 03/05/2042	160	167
3.100%, 07/17/2022	59	60
3.000%, 08/25/2021	31	31
Pernod Ricard
4.450%, 01/15/2022 (C)	550	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Philip Morris International
4.500%, 03/20/2042	$130	$128
2.900%, 11/15/2021	370	372
2.500%, 08/22/2022	590	585
2.500%, 11/02/2022	680	674
2.000%, 02/21/2020	685	681
1.875%, 11/01/2019	560	557
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,860	1,828
Reynolds American
8.125%, 06/23/2019	1,390	1,406
8.125%, 05/01/2040	570	702
5.850%, 08/15/2045	1,332	1,367
3.250%, 06/12/2020 (E)	216	216
Spectrum Brands
5.750%, 07/15/2025 (E)	130	131
Sysco
3.550%, 03/15/2025	1,055	1,070
Tyson Foods
4.000%, 03/01/2026	540	552
Walgreens Boots Alliance
4.800%, 11/18/2044	1,100	1,054
3.450%, 06/01/2026	2,070	2,026
3.300%, 11/18/2021	912	922
Walmart
4.050%, 06/29/2048	181	192
3.950%, 06/28/2038 (E)	783	822
3.700%, 06/26/2028 (E)	3,732	3,931
3.550%, 06/26/2025	902	936
3.400%, 06/26/2023	223	230
3.300%, 04/22/2024 (E)	60	62
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	670	669

		103,509

Energy — 3.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	870	1,086
Anadarko Petroleum
6.600%, 03/15/2046	360	438
6.450%, 09/15/2036 (E)	280	322
5.550%, 03/15/2026 (E)	220	239
4.850%, 03/15/2021	538	558
4.500%, 07/15/2044	525	494
Andeavor Logistics
5.200%, 12/01/2047	493	494
3.500%, 12/01/2022	398	402
Antero Resources
5.375%, 11/01/2021	200	201
Apache
5.250%, 02/01/2042	50	51
5.100%, 09/01/2040	285	280

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 04/15/2043	$300	$282
4.375%, 10/15/2028 (E)	310	312
4.250%, 01/15/2044	890	789
3.250%, 04/15/2022	86	86
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	1,485	1,521
Blue Racer Midstream
6.125%, 11/15/2022 (C)	230	233
BP Capital Markets America
3.937%, 09/21/2028	2,405	2,520
3.796%, 09/21/2025	1,045	1,083
3.410%, 02/11/2026	2,053	2,090
3.245%, 05/06/2022	250	254
3.216%, 11/28/2023	2,565	2,595
3.119%, 05/04/2026	230	229
BP Capital Markets PLC
3.994%, 09/26/2023	95	100
3.561%, 11/01/2021 (E)	50	51
3.535%, 11/04/2024	100	103
3.506%, 03/17/2025 (E)	520	530
Canadian Natural Resources
6.450%, 06/30/2033	50	60
3.850%, 06/01/2027 (E)	462	463
Cenovus Energy
4.250%, 04/15/2027	1,260	1,239
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (E)	200	210
Chesapeake Energy
8.000%, 06/15/2027 (E)	40	39
6.625%, 08/15/2020	50	51
6.125%, 02/15/2021	120	124
Chevron
3.191%, 06/24/2023	22	23
2.954%, 05/16/2026	680	685
2.895%, 03/03/2024 (E)	2,055	2,078
2.355%, 12/05/2022 (E)	15	15
Cimarex Energy
4.375%, 06/01/2024 (E)	799	830
4.375%, 03/15/2029	1,013	1,042
3.900%, 05/15/2027 (E)	666	664
CNOOC Finance 2015 USA
4.375%, 05/02/2028 (E)	360	385
CNOOC Nexen Finance
4.250%, 04/30/2024	200	209
3.500%, 05/05/2025	2,210	2,234
Concho Resources
4.375%, 01/15/2025	170	175
4.300%, 08/15/2028	610	629
3.750%, 10/01/2027	50	50
Conoco Funding
7.250%, 10/15/2031	180	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ConocoPhillips
5.900%, 10/15/2032	$10	$12
5.900%, 05/15/2038	420	528
4.150%, 11/15/2034	280	287
Continental Resources
4.500%, 04/15/2023 (E)	250	259
4.375%, 01/15/2028	310	318
3.800%, 06/01/2024	250	252
Devon Energy
5.850%, 12/15/2025	990	1,123
5.600%, 07/15/2041	1,055	1,163
5.000%, 06/15/2045 (E)	902	945
4.750%, 05/15/2042	37	37
3.250%, 05/15/2022 (E)	407	411
Devon Financing LLC
7.875%, 09/30/2031	660	863
Diamondback Energy
5.375%, 05/31/2025 (E)	110	115
Ecopetrol
5.875%, 05/28/2045	2,710	2,808
4.125%, 01/16/2025	203	205
Enbridge
2.900%, 07/15/2022	738	736
Enbridge Energy Partners
7.375%, 10/15/2045	199	275
Encana
6.625%, 08/15/2037	322	380
6.500%, 02/01/2038	537	630
Energy Transfer Operating
8.250%, 11/15/2029	1,990	2,480
6.500%, 02/01/2042	238	264
6.250%, 04/15/2049	1,055	1,182
6.125%, 12/15/2045	572	622
6.000%, 06/15/2048	41	44
5.500%, 06/01/2027 (E)	934	1,012
5.250%, 04/15/2029	2,086	2,237
5.150%, 03/15/2045 (E)	14	14
4.950%, 06/15/2028	110	115
4.500%, 04/15/2024 (E)	1,025	1,069
Energy Transfer Partners
4.500%, 11/01/2023	690	719
Eni
4.000%, 09/12/2023 (C)	1,940	1,990
Enterprise Products Operating
5.700%, 02/15/2042	40	47
4.150%, 10/16/2028 (E)	730	767
3.750%, 02/15/2025	346	357
EOG Resources
4.150%, 01/15/2026 (E)	320	339
2.625%, 03/15/2023	1,083	1,075
EQM Midstream Partners
5.500%, 07/15/2028	670	677

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
3.700%, 03/01/2024	$565	$591
Exxon Mobil
4.114%, 03/01/2046	533	577
3.043%, 03/01/2026 (E)	660	670
2.397%, 03/06/2022	100	100
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,350	1,358
Halliburton
5.000%, 11/15/2045 (E)	80	85
4.850%, 11/15/2035	60	63
3.800%, 11/15/2025	730	746
3.500%, 08/01/2023	50	51
Hess
6.000%, 01/15/2040	880	916
HollyFrontier
5.875%, 04/01/2026	452	484
KazMunayGas National JSC
5.750%, 04/19/2047 (C)	340	355
5.375%, 04/24/2030 (C)	760	796
Kerr-McGee
7.875%, 09/15/2031	610	773
6.950%, 07/01/2024	298	343
Kinder Morgan
5.550%, 06/01/2045	471	514
5.300%, 12/01/2034	500	542
5.200%, 03/01/2048	775	814
5.000%, 02/15/2021 (C)	1,062	1,098
4.300%, 06/01/2025	150	156
4.300%, 03/01/2028	1,150	1,188
3.150%, 01/15/2023 (E)	193	193
Kinder Morgan Energy Partners
5.500%, 03/01/2044	615	659
3.500%, 03/01/2021	190	192
Marathon Petroleum
4.750%, 09/15/2044	376	374
MPLX
5.500%, 02/15/2049	854	911
5.200%, 03/01/2047	83	84
4.875%, 12/01/2024 (E)	320	342
4.800%, 02/15/2029	330	348
4.700%, 04/15/2048	1,223	1,168
4.500%, 04/15/2038	990	940
4.125%, 03/01/2027	415	418
4.000%, 03/15/2028	440	437
Murphy Oil
5.875%, 12/01/2042	563	502
National Oilwell Varco
2.600%, 12/01/2022	1,025	1,005
Newfield Exploration
5.375%, 01/01/2026 (E)	1,134	1,222

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$260	$265
5.050%, 11/15/2044 (E)	29	29
4.950%, 08/15/2047 (E)	240	237
4.150%, 12/15/2021	920	942
3.850%, 01/15/2028	450	443
Northwest Pipeline
4.000%, 04/01/2027	219	221
Oasis Petroleum
6.875%, 01/15/2023 (E)	80	80
Occidental Petroleum
4.625%, 06/15/2045	280	306
4.400%, 04/15/2046	140	148
4.200%, 03/15/2048	170	177
4.100%, 02/15/2047	580	594
3.500%, 06/15/2025	45	46
3.400%, 04/15/2026 (E)	270	276
3.125%, 02/15/2022 (E)	330	335
3.000%, 02/15/2027 (E)	350	348
2.700%, 02/15/2023 (E)	129	129
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,014
Pertamina Persero
6.000%, 05/03/2042 (C)(E)	300	325
Petrobras Global Finance BV
7.375%, 01/17/2027	310	341
6.900%, 03/19/2049	1,550	1,534
6.850%, 06/05/2115	820	793
6.250%, 03/17/2024	1,394	1,497
6.125%, 01/17/2022	45	47
5.750%, 02/01/2029	300	297
5.299%, 01/27/2025 (E)	1,278	1,297
Petroleos del Peru
4.750%, 06/19/2032 (C)	1,220	1,252
Petroleos Mexicanos
6.625%, 06/15/2035	767	723
6.500%, 03/13/2027 (E)	1,165	1,173
6.500%, 01/23/2029 (C)	1,920	1,903
6.375%, 01/23/2045	990	874
6.350%, 02/12/2048 (C)	961	847
5.625%, 01/23/2046 (E)	480	396
5.500%, 06/27/2044	120	98
5.350%, 02/12/2028 (C)	585	543
4.875%, 01/18/2024	32	31
2.460%, 12/15/2025	1,292	1,286
2.378%, 04/15/2025	660	655
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (E)	120	125
6.750%, 09/21/2047	1,104	1,013
4.625%, 09/21/2023	675	665
Plains All American Pipeline
4.650%, 10/15/2025	1,485	1,547

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 01/31/2023	$250	$244
QEP Resources
6.875%, 03/01/2021	230	236
Range Resources
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023 (E)	340	333
4.875%, 05/15/2025 (E)	70	65
Ruby Pipeline
6.000%, 04/01/2022 (C)(E)	1,472	1,438
Sabine Pass Liquefaction
5.750%, 05/15/2024 (E)	1,485	1,636
5.625%, 03/01/2025	1,200	1,319
5.000%, 03/15/2027	690	732
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)(E)	1,020	1,017
Schlumberger Holdings
4.000%, 12/21/2025 (C)	1,737	1,791
3.000%, 12/21/2020 (C)	2,690	2,701
Schlumberger Investment
3.650%, 12/01/2023	61	63
3.300%, 09/14/2021 (C)	47	48
Shell International Finance BV
4.550%, 08/12/2043	280	312
4.375%, 03/25/2020	830	844
4.375%, 05/11/2045	795	868
4.125%, 05/11/2035 (E)	1,761	1,876
4.000%, 05/10/2046 (E)	180	187
3.500%, 11/13/2023	579	599
3.250%, 05/11/2025	738	752
2.875%, 05/10/2026 (E)	900	896
2.125%, 05/11/2020	56	56
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	1,240	1,301
Southern Natural Gas LLC
8.000%, 03/01/2032	170	231
Spectra Energy Partners
5.950%, 09/25/2043	30	35
3.500%, 03/15/2025	815	815
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,833	1,831
Targa Resources Partners
6.875%, 01/15/2029 (C)(E)	220	239
6.500%, 07/15/2027 (C)	170	183
5.875%, 04/15/2026 (C)	150	159
5.375%, 02/01/2027 (E)	50	51
4.250%, 11/15/2023	140	139
TC PipeLines
3.900%, 05/25/2027 (E)	2,400	2,373
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,143	2,826
TransCanada PipeLines
4.625%, 03/01/2034	1,185	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	$1,070	$1,338
Western Midstream Operating
5.500%, 08/15/2048	54	53
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	162	153
4.650%, 07/01/2026	40	41
4.000%, 07/01/2022	35	35
Whiting Petroleum
5.750%, 03/15/2021 (E)	220	222
Williams
7.875%, 09/01/2021	735	812
7.750%, 06/15/2031	841	1,071
7.500%, 01/15/2031 (E)	100	126
5.750%, 06/24/2044	263	289
5.400%, 03/04/2044 (E)	84	89
5.250%, 03/15/2020	230	235
4.550%, 06/24/2024	1,454	1,535
4.500%, 11/15/2023	45	47
3.900%, 01/15/2025	750	766
3.750%, 06/15/2027 (E)	124	123
3.700%, 01/15/2023	261	266
3.600%, 03/15/2022	600	609
WPX Energy
8.250%, 08/01/2023	50	56
6.000%, 01/15/2022	10	11

		139,373

Financials — 8.5%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	374
AIB Group MTN
4.750%, 10/12/2023 (C)	1,067	1,102
Ally Financial
7.500%, 09/15/2020 (E)	526	558
Ambac Assurance
5.100%, 06/07/2020 (C)	8	12
Ambac LSNI
7.592%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	37	37
American Express
3.700%, 08/03/2023	381	390
3.400%, 02/27/2023	414	420
2.500%, 08/01/2022	1,825	1,804
American Express Credit MTN
2.375%, 05/26/2020	554	552
2.250%, 08/15/2019	190	190
American International Group
6.250%, 05/01/2036	397	456
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	1,220	1,208
4.750%, 04/01/2048	130	129

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 07/16/2044	$296	$284
4.375%, 01/15/2055	268	240
4.200%, 04/01/2028 (E)	662	673
4.125%, 02/15/2024	107	110
3.900%, 04/01/2026	850	855
3.875%, 01/15/2035	30	28
Aon
6.250%, 09/30/2040	19	23
3.500%, 06/14/2024	65	66
Apollo Management Holdings
5.000%, 03/15/2048 (C)	885	875
4.400%, 05/27/2026 (C)	555	562
Athene Global Funding
2.750%, 04/20/2020 (C)	1,090	1,087
Athene Holding
4.125%, 01/12/2028	820	788
AXA Equitable Holdings
3.900%, 04/20/2023	770	789
Banco Santander
4.379%, 04/12/2028	1,400	1,416
3.917%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	395
3.848%, 04/12/2023	600	605
3.800%, 02/23/2028	1,400	1,357
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049	510	541
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 12/29/2049	210	222
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	570	557
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	7,426	7,262
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	5,660	5,637
Bank of America MTN
5.000%, 01/21/2044	1,010	1,135
4.450%, 03/03/2026	847	883
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050 (E)	875	900
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,585	1,650
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	562	575
4.200%, 08/26/2024 (E)	1,530	1,584
4.125%, 01/22/2024 (E)	290	304
4.100%, 07/24/2023 (E)	340	355
4.000%, 04/01/2024	2,661	2,776
4.000%, 01/22/2025	1,493	1,523
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	2,226	2,269
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,751	1,801

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	$524	$531
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	1,393	1,399
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	2,464	2,457
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	860	873
3.500%, 04/19/2026 (E)	780	787
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	775	784
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	2,570	2,596
3.300%, 01/11/2023 (E)	1,995	2,020
3.248%, 10/21/2027	26	25
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	2,145	2,127
2.250%, 04/21/2020	100	99
Bank of New York Mellon
3.550%, 09/23/2021	34	34
3.400%, 05/15/2024	1,945	1,987
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	41
3.250%, 09/11/2024	100	101
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	682
2.500%, 04/15/2021	327	326
Bank of Nova Scotia
3.125%, 04/20/2021	1,590	1,601
1.850%, 04/14/2020	160	159
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	960	980
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,215	1,256
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	700	708
BB&T
5.250%, 11/01/2019	200	203
BB&T MTN
3.875%, 03/19/2029	1,898	1,917
3.050%, 06/20/2022	1,201	1,208
Berkshire Hathaway
3.750%, 08/15/2021	500	515
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,068
4.250%, 01/15/2049	870	911
4.200%, 08/15/2048	2,100	2,176
BGC Partners
5.375%, 07/24/2023	355	366

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas
6.625%, VAR USD Swap Semi 30/360 5 Yr Curr+4.149%, 09/25/2167 (C)	$670	$669
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)(E)	900	972
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)(E)	1,970	2,043
4.625%, 03/13/2027 (C)	200	205
4.400%, 08/14/2028 (C)(E)	1,447	1,489
3.375%, 01/09/2025 (C)	290	284
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	600	590
3.500%, 03/01/2023 (C)	464	464
Boeing Capital
4.700%, 10/27/2019	490	495
BPCE
5.150%, 07/21/2024 (C)	410	428
Brighthouse Financial
3.700%, 06/22/2027	358	325
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	1,330	1,362
3.100%, 04/02/2024	1,913	1,908
Capital One Financial
4.250%, 04/30/2025	807	838
3.800%, 01/31/2028	345	340
Chubb INA Holdings
3.350%, 05/03/2026	200	203
3.150%, 03/15/2025	74	75
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	210	209
CIT Group
5.250%, 03/07/2025	140	149
4.750%, 02/16/2024	450	467
Citibank
2.100%, 06/12/2020	3,995	3,966
Citigroup
8.500%, 05/22/2019	460	464
8.125%, 07/15/2039	1,214	1,825
6.675%, 09/13/2043	70	89
6.625%, 06/15/2032	100	123
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049	520	529
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,275
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	360	366
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	143
5.500%, 09/13/2025 (E)	950	1,041
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	384
5.300%, 05/06/2044	225	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 05/18/2046 (E)	$100	$104
4.650%, 07/30/2045	903	960
4.650%, 07/23/2048	1,350	1,447
4.500%, 01/14/2022	380	396
4.450%, 09/29/2027	1,815	1,865
4.400%, 06/10/2025	1,080	1,118
4.300%, 11/20/2026 (E)	240	244
4.125%, 07/25/2028 (E)	210	211
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	81	83
4.050%, 07/30/2022	70	72
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	2,881	2,929
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028	69	70
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039 (E)	59	57
3.700%, 01/12/2026	1,500	1,524
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,355	1,351
3.500%, 05/15/2023 (E)	630	639
3.400%, 05/01/2026	260	258
3.300%, 04/27/2025 (E)	120	120
3.200%, 10/21/2026	2,787	2,730
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	1,935	1,942
CME Group
3.000%, 03/15/2025	51	51
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	10
3.900%, 07/12/2047 (C)	210	211
Compass Bank
3.875%, 04/10/2025	430	426
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2167 (C)	920	937
5.250%, 08/04/2045	310	350
4.625%, 12/01/2023 (E)	1,630	1,703
4.375%, 08/04/2025	2,150	2,216
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	730	741
3.875%, 02/08/2022	30	31
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 04/13/2167 (C)	1,260	1,291
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (C)	500	483
2.500%, 04/15/2019 (C)	250	250
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,085	1,111

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	$250	$245
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (E)	1,920	2,083
Danske Bank
5.375%, 01/12/2024 (C)	650	676
5.000%, 01/12/2022 (C)	600	615
3.875%, 09/12/2023 (C)	1,010	992
Danske Bank MTN
4.375%, 06/12/2028 (C)	200	192
Discover Bank
4.650%, 09/13/2028	875	914
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,203
7.050%, 07/15/2028 (C)	1,000	1,149
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,729
Fifth Third Bancorp
3.650%, 01/25/2024	1,000	1,024
Fifth Third Bank
3.950%, 07/28/2025	339	355
2.875%, 10/01/2021	730	731
First Union Capital II
7.950%, 11/15/2029	295	380
General Electric MTN
6.750%, 03/15/2032	130	150
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	10	8
Goldman Sachs Group
6.750%, 10/01/2037	30	37
6.250%, 02/01/2041	1,050	1,295
5.750%, 01/24/2022 (E)	110	118
5.250%, 07/27/2021	740	777
5.150%, 05/22/2045	960	1,015
4.750%, 10/21/2045 (E)	920	978
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,207	1,209
4.250%, 10/21/2025 (E)	1,120	1,146
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	1,885	1,926
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	4,320	4,280
3.750%, 02/25/2026	560	562
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	1,380	1,367
3.625%, 02/20/2024 (E)	343	347
3.500%, 11/16/2026	2,106	2,078
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	4,450	4,393
3.200%, 02/23/2023	470	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	$379	$376
2.750%, 09/15/2020	35	35
Goldman Sachs Group MTN
6.000%, 06/15/2020	1,050	1,089
5.375%, 03/15/2020	2,530	2,589
4.515%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,470	1,485
4.000%, 03/03/2024 (E)	1,090	1,124
3.850%, 07/08/2024 (E)	951	969
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	880	870
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	935	911
HSBC Bank
7.650%, 05/01/2025	340	402
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,814
4.125%, 08/12/2020 (C)	100	102
HSBC Bank USA NY
5.875%, 11/01/2034	610	729
HSBC Holdings
4.875%, 01/14/2022	100	105
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	3,606	3,791
4.375%, 11/23/2026	345	353
4.300%, 03/08/2026	1,710	1,774
4.250%, 03/14/2024	510	522
4.250%, 08/18/2025	760	776
4.000%, 03/30/2022 (E)	536	552
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	610	622
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	2,483	2,517
3.400%, 03/08/2021	1,910	1,927
2.650%, 01/05/2022	200	198
HSBC USA
2.350%, 03/05/2020	100	100
ILFC E-Capital Trust II
4.850%, VAR N/A+1.800%, 12/21/2065 (C)	400	314
ING Bank
5.800%, 09/25/2023 (C)	2,220	2,393
Intercontinental Exchange
4.000%, 10/15/2023	65	68
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	440	430
3.125%, 07/14/2022 (C)	600	584
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	2,320	2,242
John Deere Capital
1.700%, 01/15/2020	160	159

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
8.750%, 09/01/2030	$320	$437
4.950%, 06/01/2045	180	199
4.500%, 01/24/2022	840	879
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	870	926
4.400%, 07/22/2020	210	215
4.350%, 08/15/2021	160	166
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	84	86
4.250%, 10/15/2020	330	337
4.250%, 10/01/2027	720	748
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	1,800	1,878
4.125%, 12/15/2026 (E)	520	537
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	795	785
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,909	7,170
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	685	704
3.900%, 07/15/2025 (E)	2,490	2,587
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	1,577	1,546
3.875%, 09/10/2024 (E)	2,080	2,132
3.625%, 05/13/2024	230	236
3.625%, 12/01/2027	360	358
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,000	1,001
3.250%, 09/23/2022	285	289
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	4,605	4,604
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	2,225	2,238
3.200%, 01/25/2023	100	101
2.950%, 10/01/2026	377	368
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,600	1,591
2.700%, 05/18/2023	1,180	1,168
KeyBank
3.300%, 02/01/2022	475	483
KKR Group Finance II
5.500%, 02/01/2043 (C)	80	86
KKR Group Finance III
5.125%, 06/01/2044 (C)	615	629
Lazard Group
4.500%, 09/19/2028	707	728
4.375%, 03/11/2029	108	109
Liberty Mutual Group
4.569%, 02/01/2029 (C)	964	1,002
4.250%, 06/15/2023 (C)	77	80
Lloyds Bank
3.300%, 05/07/2021	710	716

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
4.550%, 08/16/2028 (E)	$260	$269
4.375%, 03/22/2028 (E)	1,125	1,152
4.344%, 01/09/2048	558	501
4.050%, 08/16/2023	200	204
3.900%, 03/12/2024 (E)	1,609	1,630
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	192
3.100%, 07/06/2021	490	490
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	1,915	1,868
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	317
Macquarie Group
6.250%, 01/14/2021 (C)	166	175
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	55	86
MetLife
6.400%, 12/15/2036 (E)	420	450
5.700%, 06/15/2035	15	18
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	976
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,955	1,991
2.400%, 01/08/2021 (C)	890	885
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	1,565	1,593
3.218%, 03/07/2022	635	640
2.998%, 02/22/2022	230	231
Morgan Stanley MTN
7.300%, 05/13/2019	240	241
5.625%, 09/23/2019	150	152
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030 (E)	1,215	1,280
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	119	117
3.875%, 04/29/2024	465	478
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,450	1,455
3.691%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	3,045	3,061
3.125%, 01/23/2023	1,120	1,124
3.125%, 07/27/2026	190	185
2.750%, 05/19/2022	5	5
2.625%, 11/17/2021	2,791	2,778
2.500%, 04/21/2021	280	278
MUFG Bank
4.100%, 09/09/2023 (C)	200	208
National City
6.875%, 05/15/2019	50	50
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	300	305

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
4.901%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	$3,735	$3,712
New York Life Global Funding
2.150%, 06/18/2019 (C)	73	73
New York Life Insurance
6.750%, 11/15/2039 (C)	390	535
Nordea Bank Abp
4.875%, 05/13/2021 (C)	250	256
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	892	1,140
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (C)	430	451
Pipeline Funding
7.500%, 01/15/2030 (C)	423	506
PNC Bank
3.500%, 06/08/2023	464	477
1.450%, 07/29/2019	1,000	996
PNC Financial Services Group
3.500%, 01/23/2024	1,375	1,408
Prudential Financial MTN
5.625%, 05/12/2041	10	11
4.600%, 05/15/2044	177	188
4.350%, 02/25/2050	1,420	1,468
Raymond James Financial
4.950%, 07/15/2046	650	687
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	160	159
Royal Bank of Canada
1.875%, 02/05/2020	180	179
Royal Bank of Canada MTN
3.200%, 04/30/2021	480	485
2.150%, 10/26/2020	420	417
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	650	657
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	415
6.100%, 06/10/2023	550	584
6.000%, 12/19/2023	860	918
5.125%, 05/28/2024	490	503
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	436	459
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	808	839
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	830	849
3.875%, 09/12/2023	720	723
Santander Holdings USA
4.500%, 07/17/2025	80	83
4.450%, 12/03/2021	1,325	1,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK
5.000%, 11/07/2023 (C)	$260	$266
3.400%, 06/01/2021	1,930	1,945
2.375%, 03/16/2020	260	259
Santander UK Group Holdings
4.796%, VAR ICE LIBOR USD 3 Month+1.570%, 11/15/2024	1,105	1,137
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	745
2.875%, 08/05/2021	3,255	3,227
Standard Chartered
5.700%, 03/26/2044 (C)(E)	1,360	1,477
State Street
3.300%, 12/16/2024	70	72
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	340	334
SunTrust Bank
4.050%, 11/03/2025	535	564
Svenska Handelsbanken MTN
3.350%, 05/24/2021	500	506
Synchrony Financial
5.150%, 03/19/2029	720	732
4.375%, 03/19/2024	501	508
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	124	171
4.900%, 09/15/2044 (C)	240	268
Torchmark
4.550%, 09/15/2028	1,045	1,103
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	590	597
2.125%, 04/07/2021	820	811
UBS
2.450%, 12/01/2020 (C)	820	815
UBS MTN
4.500%, 06/26/2048 (C)	200	224
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (C)	1,640	1,665
4.253%, 03/23/2028 (C)	1,130	1,175
4.125%, 09/24/2025 (C)	200	206
3.491%, 05/23/2023 (C)	1,650	1,658
2.650%, 02/01/2022 (C)	1,303	1,291
UniCredit MTN
6.572%, 01/14/2022 (C)	1,000	1,046
US Bancorp MTN
2.950%, 07/15/2022 (E)	25	25
US Bank
3.150%, 04/26/2021	550	555
Validus Holdings
8.875%, 01/26/2040	430	632

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
3.125%, 07/15/2024	$305	$301
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	2,790	2,754
WEA Finance
4.750%, 09/17/2044 (C)	230	243
3.750%, 09/17/2024 (C)	990	1,011
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2167	120	128
5.375%, 11/02/2043	400	450
3.000%, 04/22/2026 (E)	5,865	5,731
3.000%, 10/23/2026	2,240	2,184
2.100%, 07/26/2021	1,945	1,914
Wells Fargo MTN
4.900%, 11/17/2045 (E)	1,034	1,101
4.750%, 12/07/2046	1,075	1,128
4.650%, 11/04/2044	261	268
4.600%, 04/01/2021	160	165
4.400%, 06/14/2046 (E)	1,370	1,365
4.300%, 07/22/2027	2,510	2,613
4.150%, 01/24/2029	1,775	1,856
4.125%, 08/15/2023	900	933
3.750%, 01/24/2024	250	257
3.500%, 03/08/2022	430	438
3.450%, 02/13/2023	660	667
2.625%, 07/22/2022	8,371	8,310
2.150%, 01/30/2020	70	70
Wells Fargo Bank
3.625%, 10/22/2021	1,930	1,966
Westpac Banking
4.875%, 11/19/2019	170	172
3.300%, 02/26/2024	866	876
2.600%, 11/23/2020	500	499
2.300%, 05/26/2020	50	50
Willis North America
4.500%, 09/15/2028	1,082	1,125
		341,237

Health Care — 3.3%
Abbott Laboratories
4.900%, 11/30/2046	1,448	1,674
4.750%, 11/30/2036	260	291
3.875%, 09/15/2025	143	150
3.750%, 11/30/2026	1,094	1,137
3.400%, 11/30/2023	2,506	2,558
AbbVie
4.875%, 11/14/2048	844	830
4.500%, 05/14/2035	715	700
4.450%, 05/14/2046	500	464
4.250%, 11/14/2028	1,452	1,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 05/14/2025	$610	$611
3.200%, 11/06/2022	44	44
2.900%, 11/06/2022 (E)	10	10
2.500%, 05/14/2020	2,629	2,621
Aetna
4.125%, 06/01/2021	1,000	1,021
3.875%, 08/15/2047	90	78
2.800%, 06/15/2023	2,650	2,602
Allergan Finance
4.625%, 10/01/2042	38	36
3.250%, 10/01/2022	513	513
Allergan Funding SCS
4.750%, 03/15/2045 (E)	125	124
4.550%, 03/15/2035 (E)	270	265
3.850%, 06/15/2024	500	506
3.800%, 03/15/2025	620	628
3.450%, 03/15/2022 (E)	370	373
Allergan Sales
5.000%, 12/15/2021 (C)	535	557
Amgen
5.150%, 11/15/2041	660	707
4.663%, 06/15/2051	646	650
4.400%, 05/01/2045	1,812	1,776
3.875%, 11/15/2021	150	154
3.625%, 05/22/2024 (E)	130	133
2.125%, 05/01/2020	110	110
Anthem
4.625%, 05/15/2042	41	42
3.650%, 12/01/2027	590	589
3.500%, 08/15/2024	590	597
3.350%, 12/01/2024	1,425	1,435
3.125%, 05/15/2022	468	472
2.950%, 12/01/2022	661	661
AstraZeneca
3.500%, 08/17/2023	805	821
3.375%, 11/16/2025	500	505
3.125%, 06/12/2027	355	347
Bausch Health
9.000%, 12/15/2025 (C)(E)	140	152
7.000%, 03/15/2024 (C)(E)	210	222
6.125%, 04/15/2025 (C)(E)	570	565
5.625%, 12/01/2021 (C)	59	59
Bausch Health Americas
8.500%, 01/31/2027 (C)	30	32
Baxalta
3.600%, 06/23/2022	546	549
2.875%, 06/23/2020	149	149
Bayer US Finance
3.375%, 10/08/2024 (C)(E)	2,300	2,249
Bayer US Finance II
4.375%, 12/15/2028 (C)	3,200	3,177
3.500%, 06/25/2021 (C)	630	633

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Becton Dickinson
4.685%, 12/15/2044	$931	$961
3.734%, 12/15/2024	1,970	2,000
3.700%, 06/06/2027	767	764
3.476%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020 (E)	726	726
3.363%, 06/06/2024	2,423	2,423
3.250%, 11/12/2020	600	602
2.404%, 06/05/2020	1,434	1,424
Biogen
3.625%, 09/15/2022	430	437
Boston Scientific
4.700%, 03/01/2049	378	402
4.000%, 03/01/2029	766	791
3.750%, 03/01/2026	567	578
Cardinal Health
3.079%, 06/15/2024	350	342
2.616%, 06/15/2022 (E)	270	266
Celgene
5.250%, 08/15/2043	40	43
5.000%, 08/15/2045	1,930	2,025
4.550%, 02/20/2048	166	168
4.350%, 11/15/2047	51	50
3.900%, 02/20/2028	1,737	1,773
3.875%, 08/15/2025	430	440
3.625%, 05/15/2024 (E)	69	70
3.550%, 08/15/2022 (E)	360	368
2.875%, 02/19/2021	423	423
2.750%, 02/15/2023	1,539	1,524
2.250%, 08/15/2021	420	413
Centene
6.125%, 02/15/2024	210	220
5.625%, 02/15/2021	50	51
4.750%, 05/15/2022	110	112
4.750%, 01/15/2025 (E)	130	132
Centene Escrow I
5.375%, 06/01/2026 (C)(E)	480	501
Cigna
4.900%, 12/15/2048 (C)(E)	1,674	1,727
4.800%, 08/15/2038 (C)	78	80
4.375%, 10/15/2028 (C)	3,003	3,115
4.125%, 11/15/2025 (C)(E)	290	300
3.750%, 07/15/2023 (C)(E)	1,970	2,020
3.400%, 09/17/2021 (C)(E)	1,163	1,175
3.200%, 09/17/2020 (C)	320	322
Cigna Holding
3.050%, 10/15/2027	1,745	1,648
CVS Health
5.125%, 07/20/2045	1,556	1,582
5.050%, 03/25/2048 (E)	3,284	3,308
4.780%, 03/25/2038	2,146	2,125
4.300%, 03/25/2028 (E)	4,835	4,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 03/25/2025	$1,590	$1,633
4.000%, 12/05/2023	518	532
3.875%, 07/20/2025 (E)	515	521
3.700%, 03/09/2023	3,306	3,359
3.500%, 07/20/2022	160	162
3.350%, 03/09/2021	1,140	1,149
2.750%, 12/01/2022 (E)	510	503
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	78	86
Edwards Lifesciences
4.300%, 06/15/2028	553	580
Eli Lilly
3.100%, 05/15/2027 (E)	150	151
EMD Finance
2.400%, 03/19/2020 (C)	1,425	1,418
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)(E)	170	180
5.625%, 07/31/2019 (C)(E)	1,750	1,761
Gilead Sciences
5.650%, 12/01/2041	35	41
4.750%, 03/01/2046	790	827
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047	70	68
3.700%, 04/01/2024	410	423
3.650%, 03/01/2026	460	469
3.250%, 09/01/2022	670	683
2.550%, 09/01/2020	130	130
1.850%, 09/20/2019	140	139
GlaxoSmithKline Capital
2.850%, 05/08/2022	170	171
HCA
5.625%, 09/01/2028	50	53
5.500%, 06/15/2047	60	64
5.250%, 04/15/2025	820	880
5.250%, 06/15/2026	30	32
5.000%, 03/15/2024	1,100	1,166
4.500%, 02/15/2027	20	21
Humana
4.950%, 10/01/2044	60	64
4.800%, 03/15/2047	30	32
4.625%, 12/01/2042	170	175
3.950%, 03/15/2027	70	71
3.850%, 10/01/2024	1,470	1,498
3.150%, 12/01/2022	560	562
2.900%, 12/15/2022	750	744
2.500%, 12/15/2020	1,015	1,007
Johnson & Johnson
4.500%, 12/05/2043	150	169
3.700%, 03/01/2046	170	172
3.625%, 03/03/2037	260	263
3.500%, 01/15/2048 (E)	92	90
3.400%, 01/15/2038	1,023	1,006

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 01/15/2025	$86	$86
Medtronic
4.625%, 03/15/2045	11	13
4.375%, 03/15/2035	76	83
3.625%, 03/15/2024	1,055	1,095
3.500%, 03/15/2025	1,040	1,072
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (E)	520	529
Merck
4.000%, 03/07/2049	581	603
3.400%, 03/07/2029	616	632
2.750%, 02/10/2025	330	330
2.400%, 09/15/2022	29	29
Mylan
3.950%, 06/15/2026	620	591
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	708
Pfizer
4.400%, 05/15/2044	345	375
4.200%, 09/15/2048	843	899
4.100%, 09/15/2038	196	206
4.000%, 12/15/2036	815	845
3.450%, 03/15/2029	757	776
2.950%, 03/15/2024	860	871
2.800%, 03/11/2022	1,032	1,041
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,700	1,614
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,023
Sanofi
3.375%, 06/19/2023	951	975
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	500	494
1.900%, 09/23/2019	1,500	1,493
Stryker
4.625%, 03/15/2046	675	726
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	800	867
4.400%, 11/26/2023 (C)	1,580	1,659
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	720	706
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	200	196
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023 (E)	120	107
2.200%, 07/21/2021	1,260	1,201
1.700%, 07/19/2019	130	130
UnitedHealth Group
5.800%, 03/15/2036	280	344
4.750%, 07/15/2045	1,150	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 07/15/2035	$523	$586
4.450%, 12/15/2048	288	312
4.250%, 04/15/2047	450	471
3.875%, 10/15/2020	710	721
3.875%, 12/15/2028	170	178
3.750%, 07/15/2025 (E)	70	73
3.700%, 12/15/2025	385	401
3.500%, 02/15/2024	578	595
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022 (E)	28	29
2.875%, 12/15/2021	290	292
2.875%, 03/15/2023	50	50
2.700%, 07/15/2020	440	441
Wyeth LLC
5.950%, 04/01/2037	470	598
Zimmer Biomet Holdings
3.375%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	1,500	1,495
		131,394
Industrials — 2.4%
ABB Finance USA
4.375%, 05/08/2042	110	119
AerCap Ireland Capital DAC
5.000%, 10/01/2021	1,250	1,297
4.875%, 01/16/2024 (E)	1,500	1,560
4.625%, 07/01/2022	210	217
4.500%, 05/15/2021	2,140	2,186
3.750%, 05/15/2019	520	520
3.500%, 01/15/2025	232	224
Air Lease
4.750%, 03/01/2020	1,765	1,793
3.625%, 04/01/2027	526	495
3.625%, 12/01/2027	1,125	1,051
3.500%, 01/15/2022	2,385	2,407
Allison Transmission
5.000%, 10/01/2024 (C)	40	40
Aviation Capital Group
6.750%, 04/06/2021 (C)	120	128
BAE Systems
4.750%, 10/11/2021 (C)	2,100	2,185
Beacon Roofing Supply
4.875%, 11/01/2025 (C)(E)	100	94
Boeing
4.875%, 02/15/2020	210	214
3.850%, 11/01/2048	69	68
3.625%, 03/01/2048	23	22
3.550%, 03/01/2038	217	209
3.500%, 03/01/2039	367	351
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	125
5.400%, 06/01/2041	50	60

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.900%, 04/01/2044	$196	$224
4.150%, 12/15/2048	150	158
4.050%, 06/15/2048	124	128
3.450%, 09/15/2021	91	92
Canadian Pacific Railway
6.125%, 09/15/2115	44	54
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,025	1,027
Cintas No. 2
3.700%, 04/01/2027	400	411
2.900%, 04/01/2022	400	401
CommonSpirit Health
4.350%, 11/01/2042	110	106
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	141	142
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	120	124
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,723	1,813
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	118	120
Crowley Conro
4.181%, 08/15/2043	496	529
CSX
4.750%, 11/15/2048	248	268
4.250%, 03/15/2029	352	374
3.950%, 05/01/2050	21	20
DAE Funding
5.750%, 11/15/2023 (C)(E)	190	195
Delta Air Lines
4.375%, 04/19/2028	398	390
3.800%, 04/19/2023	241	243
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	411	449
DP World MTN
5.625%, 09/25/2048 (C)	990	1,029
Eaton
7.625%, 04/01/2024	75	87
4.150%, 11/02/2042	550	551
2.750%, 11/02/2022	900	896
Equifax
3.950%, 06/15/2023	1,612	1,650
FedEx
4.950%, 10/17/2048	651	671
4.550%, 04/01/2046	384	370
4.050%, 02/15/2048	980	879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	$2,354	$2,176
2.342%, 11/15/2020	4,960	4,899
General Electric
4.500%, 03/11/2044	2,127	1,943
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	1,216	1,438
6.150%, 08/07/2037	394	431
6.000%, 08/07/2019	185	187
5.875%, 01/14/2038	803	854
5.550%, 01/05/2026	1,740	1,842
5.500%, 01/08/2020	2,935	2,998
5.300%, 02/11/2021	293	303
4.650%, 10/17/2021	1,235	1,280
4.625%, 01/07/2021	2,515	2,582
4.375%, 09/16/2020	40	41
3.164%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	2,400	1,845
2.200%, 01/09/2020	43	43
Harris
5.054%, 04/27/2045	270	298
4.854%, 04/27/2035	80	86
IHS Markit
5.000%, 11/01/2022 (C)	750	782
4.750%, 02/15/2025 (C)	355	370
4.750%, 08/01/2028	1,215	1,271
Ingersoll-Rand Luxembourg Finance
3.800%, 03/21/2029	743	753
3.500%, 03/21/2026	559	564
International Lease Finance
8.625%, 01/15/2022	180	204
5.875%, 04/01/2019	400	400
L3 Technologies
4.400%, 06/15/2028	2,190	2,298
Lockheed Martin
4.500%, 05/15/2036	90	98
4.090%, 09/15/2052	289	294
4.070%, 12/15/2042	702	715
3.550%, 01/15/2026	1,410	1,455
3.100%, 01/15/2023	50	50
Northrop Grumman
4.030%, 10/15/2047	602	594
3.250%, 08/01/2023	2,983	3,019
3.250%, 01/15/2028 (E)	3,296	3,241
2.930%, 01/15/2025	862	850
2.550%, 10/15/2022	1,425	1,409
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	100	104
5.250%, 08/15/2022 (C)	360	369
4.500%, 03/15/2023 (C)	40	40

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Raytheon
3.125%, 10/15/2020	$430	$433
Republic Services
3.950%, 05/15/2028	935	980
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,045	1,048
2.000%, 09/15/2023 (C)	1,030	992
Union Pacific
4.500%, 09/10/2048	1,030	1,093
4.300%, 03/01/2049	928	959
3.950%, 09/10/2028 (E)	2,780	2,914
3.750%, 07/15/2025	340	354
3.700%, 03/01/2029 (E)	1,143	1,175
3.150%, 03/01/2024	756	767
2.950%, 03/01/2022	984	992
United Business Media
5.750%, 11/03/2020 (C)	490	507
United Parcel Service
3.050%, 11/15/2027	160	160
2.500%, 04/01/2023	230	229
United Rentals North America
6.500%, 12/15/2026	180	190
5.500%, 07/15/2025 (E)	150	153
4.875%, 01/15/2028	150	146
United Technologies
8.875%, 11/15/2019	110	114
4.625%, 11/16/2048	435	462
4.500%, 06/01/2042	170	176
4.450%, 11/16/2038	525	543
4.150%, 05/15/2045	59	58
4.125%, 11/16/2028	1,766	1,835
3.950%, 08/16/2025	1,977	2,053
3.750%, 11/01/2046	685	629
3.650%, 08/16/2023	1,752	1,798
3.350%, 08/16/2021	700	709
1.950%, 11/01/2021	85	83
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	653	681
Valmont Industries
5.250%, 10/01/2054	10	9
5.000%, 10/01/2044	336	316
Wabtec
4.950%, 09/15/2028	758	769
4.400%, 03/15/2024	572	582
Waste Management
7.375%, 05/15/2029	330	425
4.600%, 03/01/2021	90	93
3.500%, 05/15/2024	370	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XPO Logistics
6.500%, 06/15/2022 (C)	$170	$173
		95,901
Information Technology — 1.2%
Apple
4.650%, 02/23/2046	270	305
4.500%, 02/23/2036	348	390
4.375%, 05/13/2045	682	742
4.250%, 02/09/2047	640	683
3.450%, 02/09/2045	31	30
3.200%, 05/13/2025	281	286
3.200%, 05/11/2027	1,536	1,549
2.850%, 05/06/2021	113	114
2.850%, 05/11/2024	653	655
2.450%, 08/04/2026 (E)	1,410	1,362
2.150%, 02/09/2022	82	81
2.000%, 11/13/2020	500	496
1.550%, 08/04/2021	230	225
Avnet
3.750%, 12/01/2021	1,000	1,010
Broadcom
4.750%, 04/15/2029	872	868
4.250%, 04/15/2026 (C)	3,631	3,604
3.125%, 04/15/2021	1,135	1,134
3.125%, 01/15/2025	420	402
2.375%, 01/15/2020	3,005	2,989
CommScope Technologies
5.000%, 03/15/2027 (C)	130	115
Dell International
8.350%, 07/15/2046 (C)	910	1,098
6.020%, 06/15/2026 (C)	39	42
4.420%, 06/15/2021 (C)	1,890	1,939
First Data
5.000%, 01/15/2024 (C)	230	236
Fiserv
4.200%, 10/01/2028	59	61
Hewlett Packard Enterprise
6.350%, 10/15/2045	515	540
Intel
3.734%, 12/08/2047	130	131
3.700%, 07/29/2025	223	234
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	35
International Business Machines
4.700%, 02/19/2046 (E)	289	316
Lam Research
4.875%, 03/15/2049	463	486
4.000%, 03/15/2029	1,338	1,366
3.750%, 03/15/2026	1,493	1,520
Marvell Technology Group
4.200%, 06/22/2023	810	826

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mastercard
3.375%, 04/01/2024	$250	$258
Microsoft
4.750%, 11/03/2055	43	52
4.500%, 02/06/2057	421	482
4.250%, 02/06/2047	889	990
4.100%, 02/06/2037 (E)	1,108	1,205
4.000%, 02/12/2055	482	505
3.950%, 08/08/2056	240	250
3.750%, 02/12/2045 (E)	130	133
3.700%, 08/08/2046	170	174
3.625%, 12/15/2023	89	93
3.500%, 02/12/2035	1,012	1,026
3.450%, 08/08/2036	30	30
3.300%, 02/06/2027 (E)	2,250	2,310
2.875%, 02/06/2024 (E)	1,010	1,021
2.700%, 02/12/2025	250	250
2.400%, 02/06/2022 (E)	600	599
2.400%, 08/08/2026 (E)	1,700	1,648
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023 (E)	20	20
1.550%, 08/08/2021	400	391
NXP BV
5.350%, 03/01/2026 (C)	355	382
4.875%, 03/01/2024 (C)	418	441
4.625%, 06/01/2023 (C)	753	782
Oracle
3.900%, 05/15/2035	1,720	1,758
3.800%, 11/15/2037	258	258
2.950%, 11/15/2024	252	253
2.625%, 02/15/2023	471	471
QUALCOMM
2.600%, 01/30/2023	910	899
salesforce.com
3.700%, 04/11/2028 (E)	670	701
3.250%, 04/11/2023	480	492
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	570	562
Texas Instruments
4.150%, 05/15/2048	300	322
3.875%, 03/15/2039	514	532
Visa
4.300%, 12/14/2045 (E)	690	761
3.650%, 09/15/2047 (E)	235	236
3.150%, 12/14/2025	1,410	1,432
2.800%, 12/14/2022	40	40
2.200%, 12/14/2020	80	80
		47,765
Materials — 1.0%
Air Liquide Finance
2.250%, 09/27/2023 (C)	590	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	$270	$286
6.125%, 05/15/2028 (C)	200	206
Amcor Finance USA
4.500%, 05/15/2028 (C)	360	378
3.625%, 04/28/2026 (C)	2,425	2,375
Anglo American Capital
4.750%, 04/10/2027 (C)	720	734
4.000%, 09/11/2027 (C)	200	194
3.750%, 04/10/2022 (C)	280	281
3.625%, 09/11/2024 (C)	710	703
ArcelorMittal
7.000%, 10/15/2039 (E)	120	137
6.250%, 02/25/2022 (E)	120	129
6.125%, 06/01/2025 (E)	100	111
4.550%, 03/11/2026 (E)	300	306
Avery Dennison
4.875%, 12/06/2028	238	255
Barrick
5.250%, 04/01/2042	80	86
Barrick North America Finance
5.750%, 05/01/2043 (E)	555	643
5.700%, 05/30/2041 (E)	924	1,056
Berry Global
4.500%, 02/15/2026 (C)(E)	50	47
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	830	919
5.000%, 09/30/2043 (E)	410	482
4.125%, 02/24/2042	40	42
2.875%, 02/24/2022	50	50
Dow Chemical
5.250%, 11/15/2041	25	26
3.000%, 11/15/2022	1,780	1,781
DowDuPont
5.419%, 11/15/2048	394	449
4.725%, 11/15/2028	357	386
4.493%, 11/15/2025	2,235	2,381
4.205%, 11/15/2023	527	551
3.766%, 11/15/2020	1,155	1,176
EI du Pont de Nemours
3.266%, VAR ICE LIBOR USD 3 Month+0.530%, 05/01/2020	855	857
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	780	787
Freeport-McMoRan
6.875%, 02/15/2023 (E)	50	53
5.450%, 03/15/2043	195	171
4.550%, 11/14/2024 (E)	40	39
4.000%, 11/14/2021	700	703
3.875%, 03/15/2023 (E)	20	20

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan Copper
3.550%, 03/01/2022	$130	$129
Glencore Funding
4.125%, 05/30/2023 (C)(E)	200	204
4.125%, 03/12/2024 (C)	1,170	1,181
4.000%, 03/27/2027 (C)(E)	1,240	1,203
3.875%, 10/27/2027 (C)	410	392
3.000%, 10/27/2022 (C)(E)	320	315
2.875%, 04/16/2020 (C)	140	139
Huntsman International
5.125%, 11/15/2022	286	299
4.500%, 05/01/2029	683	681
International Flavors & Fragrances
5.000%, 09/26/2048 (E)	1,720	1,806
International Paper
4.350%, 08/15/2048	295	275
LyondellBasell Industries
5.750%, 04/15/2024	200	218
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)(E)	680	681
Nutrien
4.875%, 03/30/2020	280	286
OCP
4.500%, 10/22/2025 (C)	1,940	1,918
Resolute Forest Products
5.875%, 05/15/2023 (E)	680	673
Reynolds Group
6.875%, 02/15/2021	62	63
Reynolds Group Issuer
5.125%, 07/15/2023 (C)(E)	170	173
Southern Copper
6.750%, 04/16/2040 (E)	170	204
5.875%, 04/23/2045 (E)	450	504
5.250%, 11/08/2042 (E)	2,030	2,112
3.875%, 04/23/2025	396	401
Suzano Austria GmbH
6.000%, 01/15/2029 (C)	220	234
Syngenta Finance
3.933%, 04/23/2021 (C)	650	653
Teck Resources
6.250%, 07/15/2041	637	678
6.000%, 08/15/2040	30	31
Vale Overseas
6.875%, 11/21/2036 (E)	874	1,000
6.250%, 08/10/2026 (E)	1,222	1,328
Westlake Chemical
5.000%, 08/15/2046	199	194
WestRock MWV
7.375%, 09/01/2019	750	763
WestRock RKT
4.000%, 03/01/2023 (E)	70	71
3.500%, 03/01/2020	320	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WRKCo
4.900%, 03/15/2029 (E)	$1,165	$1,261
3.000%, 09/15/2024 (E)	750	737
		40,500

Real Estate — 0.8%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	746
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,350	1,368
3.625%, 11/15/2027	745	728
Boston Properties
4.500%, 12/01/2028	697	739
3.800%, 02/01/2024	1,250	1,284
3.200%, 01/15/2025	495	491
Brandywine Operating Partnership
3.950%, 11/15/2027	17	17
CC Holdings GS V
3.849%, 04/15/2023	700	717
Crown Castle International
5.200%, 02/15/2049	394	415
CubeSmart
4.375%, 02/15/2029	365	374
Digital Realty Trust
3.625%, 10/01/2022	1,260	1,278
Duke Realty
4.375%, 06/15/2022	50	52
ERP Operating
4.625%, 12/15/2021	64	67
4.150%, 12/01/2028	385	410
GLP Capital
5.375%, 04/15/2026	2,410	2,518
5.300%, 01/15/2029	1,882	1,964
5.250%, 06/01/2025	80	84
HCP
4.250%, 11/15/2023	2,080	2,167
4.200%, 03/01/2024	765	792
4.000%, 12/01/2022	450	462
3.150%, 08/01/2022 (E)	1,000	1,001
Healthcare Realty Trust
3.875%, 05/01/2025	200	200
3.750%, 04/15/2023	1,400	1,409
Life Storage
3.875%, 12/15/2027	915	896
Mid-America Apartments
4.300%, 10/15/2023	365	380
4.000%, 11/15/2025	436	449
3.950%, 03/15/2029	154	156
3.750%, 06/15/2024	851	867
3.600%, 06/01/2027	243	242

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Storage
3.094%, 09/15/2027	$751	$732
Realty Income
3.250%, 10/15/2022	70	71
Reckson Operating Partnership
7.750%, 03/15/2020	2,350	2,450
Regency Centers
4.125%, 03/15/2028	242	249
3.600%, 02/01/2027	346	344
Simon Property Group
4.375%, 03/01/2021	38	39
SITE Centers
4.625%, 07/15/2022	303	312
4.250%, 02/01/2026 (E)	159	160
STORE Capital
4.625%, 03/15/2029	446	453
4.500%, 03/15/2028	1,341	1,352
Tanger Properties
3.875%, 12/01/2023	465	467
3.750%, 12/01/2024	422	415
UDR
3.700%, 10/01/2020	675	682
Ventas Realty
4.875%, 04/15/2049	346	361
4.125%, 01/15/2026 (E)	29	30
3.850%, 04/01/2027	500	502
Welltower
4.950%, 01/15/2021	820	845
4.500%, 01/15/2024	102	107
4.000%, 06/01/2025	625	643
3.750%, 03/15/2023	500	513
		33,000

Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	500	642
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	273	277
Alabama Power
3.700%, 12/01/2047	1,810	1,764
Alliant Energy Finance
4.250%, 06/15/2028 (C)	21	21
American Transmission Systems
5.000%, 09/01/2044 (C)	68	74
Appalachian Power
3.300%, 06/01/2027	229	226
Arizona Public Service
2.200%, 01/15/2020	20	20
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	162
Boston Gas
4.487%, 02/15/2042 (C)	35	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carolina Power & Light
2.800%, 05/15/2022	$25	$25
CenterPoint Energy
4.250%, 11/01/2028	514	531
3.850%, 02/01/2024	240	245
3.600%, 11/01/2021	595	604
2.500%, 09/01/2022	72	70
Cleco Power
6.000%, 12/01/2040	700	824
Comision Federal de Electricidad
4.750%, 02/23/2027 (C)	240	242
Commonwealth Edison
4.000%, 03/01/2049	659	676
Consolidated Edison of New York
4.650%, 12/01/2048	1,500	1,651
4.450%, 03/15/2044	1,500	1,581
Dominion Energy
3.176%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	1,000	1,001
2.000%, 08/15/2021	501	489
1.600%, 08/15/2019	658	655
Dominion Energy Gas Holdings
4.800%, 11/01/2043	51	55
DTE Energy
1.500%, 10/01/2019	885	879
Duke Energy
3.950%, 08/15/2047	130	125
3.550%, 09/15/2021	76	77
3.150%, 08/15/2027	540	530
2.400%, 08/15/2022	340	336
1.800%, 09/01/2021	930	908
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	628	666
4.000%, 09/30/2042	1,000	1,028
3.750%, 06/01/2045	680	673
Duke Energy Florida
3.850%, 11/15/2042	380	380
3.200%, 01/15/2027 (E)	1,080	1,088
Duke Energy Indiana
4.200%, 03/15/2042	30	31
3.750%, 07/15/2020	52	53
3.750%, 05/15/2046	170	165
Duke Energy Progress
4.100%, 05/15/2042	425	438
3.450%, 03/15/2029	562	576
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,950	2,035
Electricite de France
5.000%, 09/21/2048 (C)	295	304
4.875%, 09/21/2038 (C)	590	601

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emera US Finance
4.750%, 06/15/2046	$539	$559
2.150%, 06/15/2019	2,049	2,045
Enel Finance International
4.625%, 09/14/2025 (C)	1,310	1,355
Entergy
5.125%, 09/15/2020	400	409
Eversource Energy
2.900%, 10/01/2024	1,610	1,598
Exelon
5.625%, 06/15/2035	760	862
3.950%, 06/15/2025	375	388
2.850%, 06/15/2020	1,090	1,089
FirstEnergy
4.850%, 07/15/2047	33	35
4.250%, 03/15/2023	340	355
3.900%, 07/15/2027	940	954
FirstEnergy, Ser C
7.375%, 11/15/2031	3,685	4,875
FirstEnergy Transmission
5.450%, 07/15/2044 (C)	184	208
4.550%, 04/01/2049 (C)	68	69
Fortis
3.055%, 10/04/2026	169	161
Indiana Michigan Power
4.550%, 03/15/2046	676	722
IPALCO Enterprises
3.700%, 09/01/2024	651	654
ITC Holdings
4.050%, 07/01/2023	1,152	1,175
3.650%, 06/15/2024	633	637
Jersey Central Power & Light
4.700%, 04/01/2024 (C)	700	745
Kansas City Power & Light
5.300%, 10/01/2041	100	117
4.125%, 04/01/2049	85	88
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,034
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,025	981
Louisville Gas & Electric
4.250%, 04/01/2049	170	179
Metropolitan Edison
4.300%, 01/15/2029 (C)	625	654
3.500%, 03/15/2023 (C)	2,775	2,806
MidAmerican Energy
4.800%, 09/15/2043	830	944
4.250%, 05/01/2046	700	742
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (C)	845	867
Mississippi Power
3.950%, 03/30/2028	874	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.259%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	$2,100	$2,099
NextEra Energy Capital Holdings
3.500%, 04/01/2029	371	370
3.218%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	4,400	4,398
3.150%, 04/01/2024	739	742
2.300%, 04/01/2019	500	500
NiSource
5.800%, 02/01/2042	149	171
2.650%, 11/17/2022	600	591
Oncor Electric Delivery
5.750%, 03/15/2029	565	675
5.250%, 09/30/2040	250	300
4.550%, 12/01/2041	690	766
Pacific Gas & Electric
3.500%, 10/01/2020 (E)(F)	310	285
PacifiCorp
4.150%, 02/15/2050	411	426
PECO Energy
4.150%, 10/01/2044	1,140	1,183
Pennsylvania Electric
5.200%, 04/01/2020	200	204
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	500	556
5.450%, 05/21/2028 (C)	250	267
4.125%, 05/15/2027 (C)	670	659
PPL Capital Funding
3.100%, 05/15/2026	515	497
Progress Energy
3.150%, 04/01/2022	280	282
Public Service Electric & Gas MTN
3.700%, 05/01/2028	1,545	1,606
Public Service of New Hampshire
3.500%, 11/01/2023	515	532
San Diego Gas & Electric
4.150%, 05/15/2048	240	240
Sempra Energy
4.000%, 02/01/2048	732	666
3.400%, 02/01/2028	197	190
2.900%, 02/01/2023	841	829
Southern
4.400%, 07/01/2046	515	518
Southern California Edison
4.125%, 03/01/2048 (E)	2,016	1,922
4.050%, 03/15/2042	5	5
4.000%, 04/01/2047	62	58
3.700%, 08/01/2025	511	508
3.650%, 03/01/2028 (E)	72	70
3.500%, 10/01/2023	288	286
Southern Gas Capital
4.400%, 05/30/2047	500	503

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
3.900%, 04/01/2045	$229	$217
3.850%, 02/01/2048	148	139
Texas-New Mexico Power
9.500%, 04/01/2019 (C)	1,100	1,100
Union Electric
3.500%, 03/15/2029	685	702
Virginia Electric & Power
4.650%, 08/15/2043	585	638
2.950%, 01/15/2022	330	331
2.750%, 03/15/2023	500	499
WEC Energy Group
3.375%, 06/15/2021	1,000	1,012
Wisconsin Public Service
3.350%, 11/21/2021	410	416
		80,955
Total Corporate Obligations (Cost $1,144,440) ($ Thousands)		1,171,569

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills
2.435%, 07/25/2019 (A)	8,915	8,848
2.413%, 06/20/2019 (A)	1,521	1,513
2.379%, 04/09/2019 (A)	30,400	30,384
U.S. Treasury Bonds
6.250%, 08/15/2023	5,068	5,906
3.750%, 11/15/2043	19,059	22,343
3.375%, 11/15/2048	9,716	10,813
3.125%, 05/15/2048	1,080	1,145
3.000%, 11/15/2045	472	490
3.000%, 05/15/2047	13,500	13,990
3.000%, 02/15/2048	14,874	15,389
3.000%, 08/15/2048	29,658	30,701
3.000%, 02/15/2049	106,808	110,663
2.875%, 08/15/2045	39,890	40,421
2.750%, 08/15/2047	6,967	6,868
2.750%, 11/15/2047	13,933	13,732
2.500%, 02/15/2045	35,745	33,726
2.500%, 02/15/2046	33,390	31,404
2.500%, 05/15/2046	7,382	6,938
2.250%, 08/15/2046	5,680	5,065
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	2,819	3,113
1.000%, 02/15/2049	3,991	4,091
0.750%, 07/15/2028	4,187	4,278
0.750%, 02/15/2042	2,417	2,352
0.625%, 02/15/2043	1,500	1,410
0.375%, 07/15/2025	2,654	2,651
0.125%, 07/15/2024	366	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.125%, 11/15/2028	$3,452	$3,662
2.875%, 10/31/2020	2,735	2,757
2.875%, 10/15/2021	410	416
2.875%, 11/15/2021	13,835	14,051
2.875%, 09/30/2023	70	72
2.875%, 08/15/2028	2,831	2,941
2.750%, 09/30/2020	3,731	3,752
2.750%, 08/15/2021	7,542	7,626
2.625%, 07/31/2020	9,167	9,196
2.625%, 05/15/2021	20,347	20,489
2.625%, 12/31/2023	2,300	2,339
2.625%, 02/15/2029	58,594	59,670
2.500%, 05/31/2020	10,670	10,683
2.500%, 06/30/2020	11,774	11,789
2.500%, 01/31/2021	32,325	32,436
2.500%, 02/28/2021	32,525	32,651
2.500%, 01/15/2022	19,618	19,751
2.500%, 02/15/2022	679	684
2.500%, 01/31/2024	8,595	8,695
2.500%, 02/28/2026	11,700	11,833
2.375%, 04/30/2020	4,180	4,179
2.375%, 04/15/2021	2,688	2,693
2.375%, 03/15/2022	2,878	2,891
2.375%, 02/29/2024	42,504	42,781
2.250%, 03/31/2021	1,830	1,829
2.250%, 01/31/2024	5	5
2.250%, 11/15/2025	3,659	3,642
2.250%, 08/15/2027	23,977	23,748
2.125%, 01/31/2021	263	262
2.125%, 08/15/2021	716	714
2.125%, 03/31/2024	95,072	94,545
2.000%, 08/31/2021	5,840	5,803
2.000%, 10/31/2022	278	276
2.000%, 08/15/2025	1,265	1,241
2.000%, 11/15/2026	7,233	7,057
1.875%, 12/31/2019	1,745	1,738
1.875%, 08/31/2022	320	316
1.625%, 06/30/2020	1,280	1,268
1.625%, 10/15/2020	1,299	1,285
1.625%, 08/31/2022	4,954	4,855
1.625%, 04/30/2023	3,127	3,052
1.625%, 02/15/2026	16,199	15,478
1.500%, 05/31/2020	19,500	19,297
1.500%, 06/15/2020	16,520	16,343
1.500%, 07/15/2020	99	98
1.500%, 01/31/2022	275	269
1.375%, 04/30/2020	955	944
1.375%, 05/31/2020	8,680	8,578
1.375%, 09/30/2020	12,997	12,808
1.375%, 05/31/2021	570	559

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 02/28/2021	$19,779	$19,344
Total U.S. Treasury Obligations (Cost $947,601) ($ Thousands)		961,986

ASSET-BACKED SECURITIES — 8.1%

Automotive — 1.2%

Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	157	157
Ally Auto Receivables Trust, Ser 2017-1, Cl A3
1.700%, 06/15/2021	827	824
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	540	543
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	333	333
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (C)	1,650	1,667
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl C
4.530%, 03/20/2023 (C)	1,140	1,154
BMW Vehicle Lease Trust, Ser 2019-1, Cl A2
2.790%, 03/22/2021	550	551
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	267	267
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	170	170
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,325	1,329
Drive Auto Receivables Trust, Ser 2016-CA, Cl C
3.020%, 11/15/2021 (C)	1,833	1,834
Ford Credit Auto Lease Trust, Ser 2017-A, Cl A3
1.880%, 04/15/2020	249	249
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,665	1,664
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	1,705	1,700
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	2,295	2,283
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	444	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	$1,674	$1,646
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	774	766
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	1,806	1,807
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	1,453	1,478
Ford Credit Auto Owner Trust, Ser 2019-1, Cl A
3.520%, 07/15/2030 (C)	1,975	2,013
Ford Credit Auto Owner Trust, Ser 2019-A, Cl A2A
2.780%, 02/15/2022	1,680	1,681
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	395	393
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/2022 (C)	800	802
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	360	360
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	838	838
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A2
2.990%, 03/16/2022	1,375	1,379
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (C)	432	431
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	1,160	1,156
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	650
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	902	896
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	810	806
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	487	486
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,016	1,013
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	739	738
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,790	1,782
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	1,508	1,527

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	$1,028	$1,037
Hertz Vehicle Financing, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	996	1,021
Hyundai Auto Lease Securitization Trust, Ser 2019-A, Cl A2
2.920%, 07/15/2021 (C)	430	431
Hyundai Auto Receivables Trust, Ser 2018-B, Cl A2
3.040%, 06/15/2021	300	301
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,389	1,387
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	675	679
Nissan Auto Receivables Owner Trust, Ser 2018-C, Cl A2A
3.070%, 10/15/2021	455	457
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	3,335	3,320
World Omni Auto Receivables Trust, Ser 2016-A, Cl A4
1.950%, 05/16/2022	1,052	1,044
		47,491

Credit Cards — 0.3%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	1,390	1,388
American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/2024	1,556	1,570
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/2023	475	472
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/2023	1,100	1,091
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	2,715	2,696
Synchrony Card Funding, Ser 2019-A1, Cl A
2.950%, 03/17/2025	1,855	1,867
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	2,798	2,753
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	661	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2019-A, Cl A
3.140%, 12/15/2025	$257	$259
		12,753

Mortgage Related Securities — 0.6%

ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.926%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	232	232
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 10/27/2008	505	477
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	808	806
Argent Securities, Ser 2003-W5, Cl M1
3.540%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	149	149
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
3.461%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	424	424
Centex Home Equity, Ser 2006-A, Cl AV4
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,695	1,689
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	289	296
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	10	9
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
2.726%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	5,405	5,382
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl M1
2.776%, VAR ICE LIBOR USD 1 Month+0.290%, 08/25/2036	4,960	4,849
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.766%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,708
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
3.161%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	566	553

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
3.206%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (C)	$121	$118
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
3.221%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	348	348
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
2.926%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	636	636
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
2.706%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	1,631	1,616
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.675%, 06/25/2033	4	4
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	25	24
		22,320

Other Asset-Backed Securities — 6.0%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.586%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	1,802	1,810
Airspeed, Ser 2007-1A, Cl G2
2.764%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (C)	60	58
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	350	349
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.896%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	1,173	1,174
Babson CLO, Ser 2017-IA, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	1,175	1,163
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.851%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	3,050	3,089
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
3.771%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	2,150	2,150
BSPRT Issuer, Ser 2018-FL4, Cl A
3.534%, VAR ICE LIBOR USD 1 Month+1.050%, 09/15/2035 (C)	1,135	1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.916%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	$58	$57
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.041%, 11/25/2034	57	59
CIT Education Loan Trust, Ser 2007-1, Cl A
2.692%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,340	1,291
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.349%, 03/25/2037	1,970	2,052
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.349%, 03/25/2037	1,430	1,485
College Avenue Student Loans, Ser 2017-A, Cl A1
4.136%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	891	911
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	300	312
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	5,112	5,141
Commonbond Student Loan Trust, Ser 2018- CGS, Cl A1
3.870%, 02/25/2046 (C)	2,356	2,388
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)(D)	1,487	1,542
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.986%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	495	490
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
3.026%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	374	371
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
3.286%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,087	2,012
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
2.624%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	492	473
CSMC Trust, Ser 2017-RPL1, Cl M2
3.091%, 07/25/2057 (B)(C)	1,760	1,431
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.784%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	108	108

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	$209	$208
Dryden 61 CLO, Ser 2018-61A, Cl A1
3.597%, VAR ICE LIBOR USD 3 Month+1.160%, 01/17/2032 (C)	1,250	1,243
Dryden 71 CLO, Ser 2019-71A, Cl A
3.843%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,000	3,002
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
3.687%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,150	1,139
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	460	457
Educational Funding of the South, Ser 2011- 1, Cl A2
3.421%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,017	1,012
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
3.221%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	153	153
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,000	1,972
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
3.486%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	525	510
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF8, Cl M1
3.221%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	871	874
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/2021	1,350	1,345
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,938
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	901	889
GoldenTree Loan Opportunities IX, Ser 2018- 9A, Cl AR2
3.862%, VAR ICE LIBOR USD 3 Month+1.110%, 10/29/2029 (C)	3,000	2,992
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
5.631%, 02/20/2032 (B)	25	25
GSAMP Trust, Ser 2003-SEA, Cl A1
2.886%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	838	827

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.796%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	$525	$525
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,111
GSAMP Trust, Ser 2006-NC1, Cl A3
2.776%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	2,027	2,024
Higher Education Funding, Ser 2014-1, Cl A
3.701%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,955	1,969
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (C)	925	918
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.666%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	244	243
HSI Asset Securitization Trust, Ser 2006- OPT4, Cl 1A1
2.656%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	1,328	1,319
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	980	1,014
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,321	1,339
LCM XXI, Ser 2018-21A, Cl AR
3.641%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,290	1,278
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	7	7
Magnetite VII, Ser 2018-7A, Cl A1R2
3.587%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	983
Magnetite XI, Ser 2017-11A, Cl A1R
3.900%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (C)	1,730	1,731
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,306	2,416
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	2,185	2,180
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
8.956%, 02/26/2029 (B)(C)	930	1,010
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	1,115	1,107
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
4.084%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	1,330	1,368

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.184%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	$266	$267
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	489	489
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.634%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	637	661
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.384%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	1,884	1,881
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	423	431
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	475	476
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	526	533
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,816	1,884
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	2,108	2,137
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.996%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	4,601	4,566
Navient Student Loan Trust, Ser 2014-2, Cl A
3.126%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,757	2,730
Navient Student Loan Trust, Ser 2014-3, Cl A
3.106%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,821	2,795
Navient Student Loan Trust, Ser 2014-4, Cl A
3.106%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,951	1,920
Navient Student Loan Trust, Ser 2015-1, Cl A2
3.086%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	2,259	2,254
Navient Student Loan Trust, Ser 2016-1A, Cl A
3.186%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,063	2,057
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.986%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (C)	1,270	1,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-3A, Cl A2
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	$482	$485
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.636%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,000	1,015
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.536%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,900	2,929
Navient Student Loan Trust, Ser 2017-5A, Cl A
3.286%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	719	720
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	1,170	1,217
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	1,416	1,416
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.951%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	802	789
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.931%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	1,438	1,414
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	3,424	3,384
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.707%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	3,093	3,067
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.727%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	3,993	3,975
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.787%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	596	577
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
2.952%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (C)	71	70
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.452%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	2,946	2,953
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (C)	399	403
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
3.186%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	2,371	2,367

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
3.056%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	$492	$490
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (C)	950	947
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	2,155	2,135
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
3.086%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	975	970
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
3.286%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	1,717	1,723
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
3.256%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,876	1,883
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	1,597	1,591
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.926%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	486	485
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
3.561%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	910	905
Origen Manufactured Housing, Ser 2006-A, Cl A2
4.322%, 10/15/2037 (B)	1,518	1,426
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
3.880%, 08/25/2035 (B)(C)	1,412	1,394
RAMP Trust, Ser 2006-RZ1, Cl M1
2.886%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	275	275
RAMP Trust, Ser 2006-RZ3, Cl M1
2.836%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,464
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/2028 (B)(C)	1,694	1,696
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/11/2028	637	658
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	840	852
Scholar Funding Trust, Ser 2011-A, Cl A
3.665%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	708	707

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.761%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	$1,240	$1,176
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.921%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,509
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.361%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	825	802
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.811%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	2,719	2,720
SLM Student Loan Trust, Ser 2005-4, Cl A4
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2040	3,000	2,858
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.881%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	2,617	2,583
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.921%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	4,805	4,637
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	511	499
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.871%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	1,537	1,523
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.931%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	2,440	2,367
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.831%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,126	2,085
SLM Student Loan Trust, Ser 2007-7, Cl B
3.521%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	1,050	981
SLM Student Loan Trust, Ser 2008-2, Cl A3
3.240%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	1,023	1,013
SLM Student Loan Trust, Ser 2008-2, Cl B
3.971%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	685	658
SLM Student Loan Trust, Ser 2008-3, Cl B
3.971%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	685	655
SLM Student Loan Trust, Ser 2008-4, Cl A4
4.140%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	834	844
SLM Student Loan Trust, Ser 2008-4, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	685	692

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	$ 154	$ 156
SLM Student Loan Trust, Ser 2008-5, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	685	695
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.871%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	4,074	4,074
SLM Student Loan Trust, Ser 2008-6, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	696
SLM Student Loan Trust, Ser 2008-7, Cl B
4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	685	694
SLM Student Loan Trust, Ser 2008-8, Cl B
5.021%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	685	700
SLM Student Loan Trust, Ser 2008-9, Cl A
4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,903	1,925
SLM Student Loan Trust, Ser 2008-9, Cl B
5.021%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	685	701
SLM Student Loan Trust, Ser 2009-3, Cl A
3.538%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (C)	686	683
SLM Student Loan Trust, Ser 2010-1, Cl A
2.886%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	461	451
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	2,242	2,231
SLM Student Loan Trust, Ser 2012-2, Cl A
3.186%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,904	1,876
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.236%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	430	426
SLM Student Loan Trust, Ser 2013-B, Cl A2B
3.584%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	60	60
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	51	51
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	483	477
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
3.484%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	902	907

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.884%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	$ 440	$ 447
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,572	1,563
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.984%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	2,142	2,183
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	766	753
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.934%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	2,459	2,500
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	2,134	2,092
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.584%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	829	833
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
3.384%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	2,699	2,704
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
3.234%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	1,738	1,738
SMB Private Education Loan Trust, Ser 2018-A, Cl A2B
3.284%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	426	425
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	337	346
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
3.234%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (C)	862	860
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	1,593	1,617
SoFi Consumer Loan Program Trust, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	2,354	2,337
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	100	100

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/2027 (C)	$ 425	$ 426
SoFi Consumer Loan Program Trust, Ser 2018-4, Cl A
3.540%, 11/26/2027 (C)	2,024	2,036
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	220	219
Sofi Consumer Loan Program, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (C)	613	612
Sofi Consumer Loan Program, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	1,947	1,948
SoFi Professional Loan Program, Ser 2016-D, Cl A1
3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	138	139
SoFi Professional Loan Program, Ser 2016-E, Cl A1
3.336%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	312	313
SoFi Professional Loan Program, Ser 2017-A, Cl A1
3.186%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	297	298
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.986%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	240	240
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	2,162	2,137
Sofi Professional Loan Program, Ser 2019-A, Cl A2FX
3.690%, 06/15/2048 (C)	485	498
South Carolina Student Loan, Ser 2015-A, Cl A
3.986%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	1,456	1,467
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
3.036%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	485
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.956%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2035	834	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2005-WF4, Cl M2
3.131%, VAR ICE LIBOR USD 1 Month+0.645%, 11/25/2035	$ 24	$ 24
TCI-Flatiron CLO, Ser 2016-1A, Cl AR
3.733%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	1,500	1,499
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	2,094	2,060
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.086%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (C)	1,764	1,750
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	667	665
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	1,799	1,793
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	1,725	1,720
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	1,780	1,770
Verizon Owner Trust, Ser 2019-A, Cl A1A
2.930%, 09/20/2023	543	547
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036	836	834
		241,160

Total Asset-Backed Securities (Cost $318,442) ($ Thousands)		323,724

SOVEREIGN DEBT — 2.1%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)	1,850	1,832
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS 19,870	320
Argentine Republic Government International Bond
7.625%, 04/22/2046 (E)	$180	142
7.500%, 04/22/2026	470	399
7.125%, 07/06/2036	220	169
6.875%, 04/22/2021	190	173
6.875%, 01/11/2048	2,950	2,168
5.625%, 01/26/2022	1,300	1,121
2.500%, 5.250%, 03/31/2029, 12/31/2038 (G)	240	139
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL 23,399	6,274
10.000%, 01/01/2023	3,994	1,083
10.000%, 01/01/2027	571	155

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Brazilian Government International Bond
5.625%, 01/07/2041	$ 1,120	$ 1,123
5.000%, 01/27/2045	3,400	3,131
4.625%, 01/13/2028	4,440	4,476
2.625%, 01/05/2023	200	194
China Government Bond
3.390%, 05/21/2025	CNY 2,000	302
3.310%, 11/30/2025	11,500	1,722
Colombia Government International Bond
5.625%, 02/26/2044	$ 1,510	1,702
5.200%, 05/15/2049	526	566
5.000%, 06/15/2045	830	871
Ecuador Government International Bond
7.875%, 01/23/2028 (C)	380	361
Egypt Government International Bond
5.577%, 02/21/2023 (C)	410	407
Export-Import Bank of India
3.375%, 08/05/2026 (C)	350	337
Indonesia Government International Bond
5.875%, 03/13/2020	240	247
5.875%, 01/15/2024 (C)	840	926
5.250%, 01/08/2047 (C)	400	433
5.125%, 01/15/2045 (C)	400	426
4.450%, 02/11/2024	482	502
4.350%, 01/11/2048 (E)	460	453
3.850%, 07/18/2027 (C)	800	800
3.750%, 04/25/2022 (C)	740	749
3.500%, 01/11/2028 (E)	400	389
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	1,800	1,844
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)	660	702
Kenya Government International Bond
7.250%, 02/28/2028 (C)	200	202
6.875%, 06/24/2024	200	205
Korea International Bond
3.875%, 09/20/2048	440	469
3.500%, 09/20/2028	605	629
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,230	1,256
Mexico Government International Bond
6.050%, 01/11/2040 (E)	1,210	1,384
4.750%, 03/08/2044	9,200	9,039
4.600%, 02/10/2048	1,045	1,011
4.500%, 04/22/2029	1,707	1,768
3.750%, 01/11/2028 (E)	390	385
3.600%, 01/30/2025	3,300	3,300
Nigeria Government International Bond
7.143%, 02/23/2030 (C)	240	240
6.500%, 11/28/2027 (C)	220	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Panama Government International Bond
6.700%, 01/26/2036	$ 440	$ 574
4.500%, 05/15/2047	640	675
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	841	881
Peruvian Government International Bond
6.550%, 03/14/2037	1,220	1,642
5.625%, 11/18/2050	600	770
Province of Quebec Canada
2.625%, 02/13/2023	620	622
Provincia de Buenos Aires
9.125%, 03/16/2024 (C)	230	190
7.875%, 06/15/2027 (C)	250	182
6.500%, 02/15/2023 (C)	300	244
Qatar Government International Bond
4.817%, 03/14/2049 (C)	1,962	2,063
4.000%, 03/14/2029 (C)	880	907
3.875%, 04/23/2023	430	442
3.375%, 03/14/2024 (C)	1,736	1,753
3.250%, 06/02/2026	200	198
Republic of Poland Government International Bond
5.000%, 03/23/2022	100	106
4.000%, 01/22/2024	3,067	3,206
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB 315,940	4,836
7.000%, 01/25/2023	34,160	506
7.000%, 08/16/2023	231,430	3,410
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)	$ 745	830
5.625%, 04/04/2042	1,800	1,946
4.875%, 09/16/2023	200	210
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	360	357
Uruguay Government International Bond
5.100%, 06/18/2050 (E)	650	694

Total Sovereign Debt (Cost $83,970) ($ Thousands)		83,987

LOAN PARTICIPATIONS — 0.6%
1011778 BC ULC / New Red Finance, Term Loan B3, 1st Lien
4.749%, VAR LIBOR+2.250%, 02/16/2024	159	157
4.743%, VAR LIBOR+2.250%, 02/16/2024	128	126
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.739%, VAR LIBOR+3.250%, 04/28/2022	471	443

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Albertson’s LLC, 218 Term B-7 Loan, 1st Lien
5.499%, 11/17/2025	$ 184	$ 182
Albertson’s LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.479%, VAR LIBOR+3.000%, 06/22/2023	201	199
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.740%, VAR LIBOR+2.250%, 04/06/2024	197	192
American Builders & Contractors Supply, Term Loan B2, 1st Lien
4.499%, VAR LIBOR+2.000%, 10/31/2023	266	259
Aramark Intermediate HoldCo Corp., Term Loan B, 1st Lien
4.249%, VAR LIBOR+1.750%, 03/11/2025	424	420
Asurion LLC, Term Loan B, 1st Lien
5.499%, 11/03/2024	410	407
Asurion, Cov-Lite, Term Loan B4, 1st Lien
5.499%, VAR LIBOR+2.750%, 08/04/2022	370	368
Athenahealth, Inc. Term Loan B, 1st Lien
7.197%, 02/11/2026	530	522
Atlantic Aviation FBO, Term Loan B, 1st Lien
6.240%, 12/06/2025	160	161
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.488%, VAR LIBOR+2.000%, 01/15/2025	268	265
Bausch Health Companies Inc., Term Loan B, 1st Lien
5.481%, VAR LIBOR+3.000%, 06/02/2025	210	208
Beacon Roofing Supply, Inc., Term Loan B, 1st Lien
4.749%, VAR LIBOR+2.250%, 01/02/2025	446	434
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.610%, VAR LIBOR+2.000%, 10/01/2022	490	487
Boyd Gaming Corporation, Refinancing Term B Loan
4.658%, VAR LIBOR+2.500%, 09/15/2023	155	153
Brightview Landscapes LLC, Initial Term Loan, 1st Lien
5.000%, 08/15/2025	159	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 12/23/2024	$ 419	$ 413
Catalent Pharma Solutions, Term Loan B, 1st Lien
4.743%, 05/20/2024	150	149
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 11/18/2024	48	47
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/01/2024	1,265	1,247
Charter Communications Operating LLC, Term Loan B, 1st Lien
4.500%, VAR LIBOR+2.000%, 04/30/2025	218	216
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.749%, VAR LIBOR+2.250%, 04/18/2024	58	56
Dell International LLC (EMC Corporation), Refinancing Term B Loan
4.500%, VAR LIBOR+2.000%, 09/07/2023	196	193
Delos Finance, New Loan (2018), 1st Lien
4.553%, VAR LIBOR+1.750%, 10/06/2023	810	809
Edelman Financial Center, Term Loan B
6.037%, 06/26/2025 (H)	420	416
Envision Healthcare Corp., Term Loan, 1st Lien
6.249%, 10/10/2025	170	159
First Data Corporation, 2022D New Dollar Term Loan, Ser 2022-D
4.486%, VAR LIBOR+2.000%, 07/08/2022	30	30
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.486%, VAR LIBOR+2.000%, 04/26/2024	420	419
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
5.351%, 12/26/2024	180	179
Flying Fortress Holdings, LLC (fka Flying Fortress Inc.), New Loan (2018), 1st Lien
4.553%, VAR LIBOR+1.750%, 10/30/2022 (H)	560	558

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, 1st Lien
4.999%, 07/03/2024	$ 40	$ 40
Four Seasons, 1st Lien
4.499%, 11/30/2023	268	266
Golden Nugget Inc., Term Loan B, 1st Lien
5.234%, VAR LIBOR+2.750%, 10/04/2023	139	137
Golden Nugget, Inc., Term Loan B, 1st Lien
5.249%, 10/04/2023	174	172
HCA Inc., Tranche B-10 Term Loan
4.499%, VAR LIBOR+2.000%, 03/13/2025	336	335
Hilton Worldwide Holdings Inc., Term Loan, 1st Lien
4.236%, VAR LIBOR+1.750%, 10/25/2023	428	427
Intelset Jackson Holdings S.A., Term Loan B3, 1st Lien
6.240%, 11/27/2023	250	246
Intrawest ULC, Term Loan, 1st Lien
5.493%, VAR LIBOR+3.250%, 07/31/2024	580	576
Jaguar Holding Co I, Term Loan, 1st Lien
4.993%, VAR LIBOR+2.500%, 08/18/2022	395	390
Level 3 Financing, Inc., Term Loan B, 1st Lien
4.736%, VAR LIBOR+2.250%, 02/22/2024	488	482
LPL Holdings, Term Loan B (2017)
4.641%, 09/11/2024	110	109
McAfee, LLC, Term B USD Loan
6.249%, 09/30/2024	260	260
MGM Growth Properties, Term B Loan, 1st Lien
4.499%, VAR LIBOR+2.000%, 04/25/2023	376	370
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.993%, VAR LIBOR+2.500%, 01/30/2023	319	313
4.991%, VAR LIBOR+2.500%, 01/30/2023	114	111
Micro Focus, MA FinanceCo
4.999%, 06/21/2024	12	12
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.351%, VAR LIBOR+2.750%, 06/07/2023	686	663
Numericable U.S. LLC, Term Loan B, 1st Lien
6.171%, 01/31/2026	289	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ON Semiconductor Corporation, Term Loan B3, 1st Lien
4.243%, VAR LIBOR+1.750%, 03/31/2023	$ 159	$ 157
Panther BF Aggregator 2 Power Solutions, Term Loan, 1st Lien
0.000%, 03/18/2026 (H)	1,010	998
Party City Holdings Inc., 2018 Replacement Term Loan
5.000%, 08/19/2022	257	255
PetSmart Inc., Term Loan B2, 1st Lien
5.490%, VAR LIBOR+3.000%, 03/11/2022	538	482
Post Holdings, Inc., Series A Incremental Term Loan
4.490%, VAR LIBOR+2.000%, 05/24/2024	439	434
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.249%, VAR LIBOR+2.750%, 05/02/2022	452	447
Prime Security Services, Term Loan
5.243%, 05/02/2022	31	30
Quikrete Holdings, Inc., Initial Loan
2.499%, VAR LIBOR+2.750%, 11/15/2023	103	100
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
6.982%, 11/16/2025	440	435
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 02/05/2023	632	624
RPI Finance Trust, Initial Term Loan B-6
4.499%, VAR LIBOR+2.000%, 03/27/2023	39	39
Scientific Games International Inc., Term Loan B, 1st Lien
5.329%, VAR LIBOR+2.750%, 08/14/2024	1,053	1,024
5.249%, VAR LIBOR+2.750%, 08/14/2024	253	246
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.999%, VAR LIBOR+2.750%, 06/21/2024	82	80
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+2.500%, 02/02/2024	62	60

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
The Servicemaster Company LLC, Term Loan, 1st Lien
4.993%, 11/08/2023	$ 21	$ 21
Trans Union, LLC, Term Loan B3, 1st Lien
4.499%, VAR LIBOR+2.000%, 04/10/2023	316	313
Unitymedia Finance LLC, Term Loan D, 1st Lien
4.734%, VAR LIBOR+2.250%, 01/15/2026	470	464
Univision Communications Inc., Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/15/2024	1,069	1,005
UPC Financing Partnership, Term Loan, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/2026	321	320
VICI Properties 1 LLC, Term Loan B, 1st Lien
4.491%, VAR LIBOR+2.000%, 12/20/2024	125	122
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/2026	147	145
Western Digital Corporation, Term Loan B-4
4.249%, VAR LIBOR+1.750%, 04/29/2023	164	160
XPO Logistics, Inc., Term Loan B, 1st Lien
4.499%, VAR LIBOR+2.000%, 02/24/2025	159	156
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.984%, VAR LIBOR+2.500%, 04/15/2025	121	118

Total Loan Participations (Cost $23,810) ($ Thousands)		23,450

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State, Build America Project, GO
6.650%, 03/01/2022	250	275
California State, GO
7.600%, 11/01/2040	335	520
Los Angeles, Community College District, GO
6.750%, 08/01/2049	1,048	1,584
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	1,000	1,011

		3,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois — 0.0%
Carlyle City, GO
4.762%, 07/15/2019	$ 4	$ 4
Illinois State, GO
5.100%, 06/01/2033 (E)	225	221

		225

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	1,101

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,460	1,636
New York City, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	958
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	275	334
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB
Callable 08/01/2027 @ 100
3.280%, 08/01/2029	595	591
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-2, RB
2.900%, 05/01/2026	1,250	1,252
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,023
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	400	466
5.289%, 03/15/2033	850	995

		7,255

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	501

Texas — 0.0%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (E)	632	940

Total Municipal Bonds (Cost $11,954) ($ Thousands)		13,412

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB
2.125%, 02/11/2020	$430	$429
1.375%, 11/15/2019	1,370	1,361
FHLB DN
2.441%, 04/22/2019 (A)	2,630	2,626
FNMA
3.040%, 10/09/2019 (A)	5,040	4,976
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,551

Total U.S. Government Agency Obligations (Cost $10,904) ($ Thousands)		10,943

COMMERCIAL PAPER — 0.2%
Banco Santander SA
2.729%, 05/01/2019 (A)	7,680	7,663

Total Commercial Paper (Cost $7,663) ($ Thousands)		7,663

	Shares

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 9.121%	18,975	519

Total Preferred Stock (Cost $491) ($ Thousands)		519

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
2.480% **†(I)	120,961,533	120,929

Total Affiliated Partnership (Cost $120,935) ($ Thousands)		120,929

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	150,063,675	$150,064
Total Cash Equivalent (Cost $150,064) ($ Thousands)		150,064

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.4%
Deutsche Bank
2.550%, dated 03/29/2019, to be repurchased on 04/01/2019, repurchase price $15,003,188 (collateralized by Treasury Inflation Protected Security, par value $14,523,000, 0.125%, 04/15/2021; total market value $15,309,921) (J)	$15,000	15,000

Total Repurchase Agreement (Cost $15,000) ($ Thousands)		15,000

Total Investments in Securities — 109.4% (Cost $4,338,676) ($ Thousands)		$4,379,429

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(K)
(Cost $560) ($ Thousands)	11,977,314	$384

WRITTEN OPTIONS* — 0.0%

Total Written Options(K) (Premiums Received $411) ($ Thousands)	(2,111)	$(759)

A list of the exchange traded option contracts held by the Fund at March 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
June 2019, U.S. 10 Year Future Option*	242	$30,061	$120.00	05/18/19	$7
May 2019, U.S. 10 Year Future Option*	702	87,202	123.00	04/20/19	77
May 2019, U.S. 5 Year Future Option*	569	65,906	115.00	04/20/19	36
May 2019, U.S. 5 Year Future Option*	1,023	118,492	115.25	04/20/19	112
May 2019, U.S. Bond Future Option*	330	49,386	143.00	04/20/19	10
May 2019, U.S. Bond Future Option*	204	30,530	147.00	04/20/19	45

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)

		$381,577			$287

Call Options
June 2019, U.S. 5 Year Future Option*	198	22,934	$120.75	05/18/19	5
June 2019, U.S. 5 Year Future Option*	1,331	154,167	121.25	05/18/19	21

		177,101			26
Total Purchased Options		$558,678			$313

WRITTEN OPTIONS — 0.0%

Put Options
May 2019, U.S. 10 Year Future Option*	(234)	$(29,067)	$124.00	04/20/19	$(99)
May 2019, U.S. 5 Year Future Option*	(569)	(65,906)	114.00	04/20/19	(4)
May 2019, U.S. 5 Year Future Option*	(341)	(39,497)	115.75	04/20/19	(104)
May 2019, U.S. Bond Future Option*	(68)	(10,177)	149.00	04/20/19	(54)

		(144,647)			(261)

Call Options
May 2019, U.S. 5 Year Future Option*	(569)	(65,906)	118.00	04/20/19	(18)
May 2019, U.S. Bond Future Option*	(330)	(49,387)	149.00	04/20/19	(480)

		(115,293)			(498)

Total Written Options		$ (259,940)			$(759)

A list of the OTC option contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
June 2019, USD Put EUR Call*	Goldman Sachs	10,200,000	$9,091	$1.16	06/22/19	$34

Call Options
November 2019, USD Call EUR Put*	Citigroup	1,772,715	1,580	1.14	11/16/19	37
Total Purchased Option			$10,671			$71

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	74	Mar-2021	$17,965	$18,108	$143
90-Day Euro$	218	Jun-2020	52,908	53,287	379
90-Day Euro$	1,337	Dec-2019	324,793	326,128	1,335
Euro	(18)	Jun-2019	(2,571)	(2,540)	31
Euro-Bob	(184)	Jun-2019	(27,484)	(27,507)	(226)
Euro-BTP	94	Jun-2019	13,519	13,665	330
Euro-Bund	(730)	Jun-2019	(135,392)	(136,346)	(2,497)
Euro-Buxl 30 Year Bond	(5)	Jun-2019	(1,031)	(1,076)	(53)
U.S. 2-Year Treasury Note	2,484	Jul-2019	527,367	529,325	1,958
U.S. 5-Year Treasury Note	1,055	Jul-2019	121,044	122,199	1,155
U.S. 5-Year Treasury Note	(2,156)	Jul-2019	(249,391)	(249,725)	(334)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	2,505	Jun-2019	$308,620	$311,168	$2,548
U.S. Long Treasury Bond	(896)	Jun-2019	(131,585)	(134,092)	(2,507)
U.S. Ultra Long Treasury Bond	775	Jun-2019	125,701	130,200	4,499
U.S. Ultra Long Treasury Bond	(194)	Jun-2019	(31,467)	(32,592)	(1,125)
Ultra 10-Year U.S. Treasury Note	587	Jun-2019	76,327	77,943	1,616
Ultra 10-Year U.S. Treasury Note	(266)	Jun-2019	(34,526)	(35,320)	(794)

			$954,797	$962,825	$6,458

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	04/16/19	USD	4,277	INR	301,350	$61

Citigroup	04/17/19	GBP	1,835	USD	2,355	(38)

Citigroup	04/17/19	USD	2,323	EUR	2,017	(55)

Citigroup	04/17/19	AUD	3,958	USD	2,832	20

Citigroup	04/17/19	EUR	4,540	USD	5,153	49

Citigroup	04/17/19	USD	4,569	KRW	5,123,175	(58)

Citigroup	04/17/19	USD	5,399	AUD	7,522	(55)

Citigroup	04/17/19	USD	6,929	RUB	470,078	207

Citigroup	04/17/19	USD	7,713	JPY	828,591	(215)

Citigroup	04/17/19	USD	9,490	IDR	138,186,080	181

Citigroup	04/17/19	USD	1,826	IDR	25,658,270	(30)

Citigroup	04/17/19 - 07/17/19	USD	32,732	BRL	123,945	(981)

Citigroup	04/17/19	USD	10,189	CAD	13,612	5

Citigroup	04/17/19	USD	25,317	CAD	33,439	(274)

Citigroup	04/17/19	BRL	38,670	USD	9,979	51

Citigroup	04/17/19	CNY	68,783	USD	10,024	(214)

Citigroup	04/17/19	JPY	828,591	USD	7,713	214

Citigroup	04/17/19	COP	5,189,635	USD	1,621	(8)

Citigroup	09/23/19	USD	690	ARS	34,070	(60)

Deutsche Bank	05/15/19	PHP	180,380	USD	3,420	8

Deutsche Bank	05/15/19	PHP	120,240	USD	2,263	(10)

Goldman Sachs	04/17/19	CNH	13,759	USD	2,008	(40)

Goldman Sachs	04/17/19	KRW	5,123,175	USD	4,596	85

						$(1,157)

A list of the OTC swap agreements held by the Fund at March 31, 2019 is as follows:

			Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	16,400	$60	$8	$52
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	10,800	39	3	36
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	5,011	18	3	15
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	47,489	173	–	173
Citigroup	1-DAY BRL - CETIP	8.41%	Annually	01/03/2020	BRL	9,700	35	1	34

							$325	$15	$310

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	3.0708	Semi-Annually	02/21/2021	USD	63,180	$992	$–	$992
6M GBP LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	10,354	(81)	5	(86)
6M GBP LIBOR	1.385%	Annually	10/30/2021	GBP	50,975	(295)	(16)	(279)
3.0818	3 MONTH USD-LIBOR	Quarterly	02/21/2024	USD	25,975	(987)	–	(987)
3M LIBOR	1D FEDL01	Quarterly	06/19/2024	USD	51,525	11	–	11
2.25%	FEDL01	Annually	12/31/2025	USD	37,013	(446)	(225)	(221)
2.25%	3MLIBOR	Quarterly	12/31/2025	USD	13,392	56	18	38
2.5%	3MLIBOR	Quarterly	01/31/2026	USD	57,849	(638)	(778)	140
3MLIBOR	3.00%	Semi-Annually	02/15/2036	USD	18,209	1,095	10	1,085
3.33%	3M USD LIBOR -BBA	Quarterly	02/15/2044	USD	13,959	(1,880)	(1)	(1,879)
3.00%	3MLIBOR	Quarterly	05/15/2044	USD	13,468	(986)	10	(996)
2.875%	3M LIBOR	Quarterly	05/15/2044	USD	11,544	(571)	48	(619)
2.75%	3MLIBOR	Quarterly	08/15/2044	USD	13,311	(339)	(45)	(294)
1.498	6-MONTH EUR - EURIBOR	Semi-Annually	08/23/2047	EUR	678	(86)	(1)	(85)

						$(4,155)	$(975)	$(3,180)

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.32	Sell	5.00%	Quarterly	06/20/2024	(16,130)	$1,077	$983	$94
CDX.NA.IG.32	Sell	1.00%	Quarterly	06/20/2024	(90,190)	1,619	1,451	168

						$2,696	$2,434	$262

Percentages are based on Net Assets of $4,004,472 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 6).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $499,387 ($ Thousands), representing 12.5% of the Net Assets of the Fund.

(D)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,531 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $118,052 ($ Thousands).

(F)	Security is in default on interest payment.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $120,929 ($ Thousands).

(J)	Tri-Party Repurchase Agreement.

(K)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

DN — Discount Note

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Core Fixed Income Fund (Concluded)

JSC — Joint-Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

TLB — Term Loan B

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$1,496,183	$–	$1,496,183
Corporate Obligations	–	1,171,569	–	1,171,569
U.S. Treasury Obligations	–	961,986	–	961,986
Asset-Backed Securities	–	323,724	–	323,724
Sovereign Debt	–	83,987	–	83,987
Loan Participations	–	23,450	–	23,450
Municipal Bonds	–	13,412	–	13,412
U.S. Government Agency Obligations	–	10,943	–	10,943
Commercial Paper	–	7,663	–	7,663
Preferred Stock	519	–	–	519
Affiliated Partnership	–	120,929	–	120,929
Cash Equivalent	150,064	–	–	150,064
Repurchase Agreement	–	15,000	–	15,000

Total Investments in Securities	$150,583	$4,228,846	$–	$4,379,429

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$384	$–	$–	$384
Written Options	(759)	–	–	(759)
Futures Contracts*
Unrealized Appreciation	13,994	–	–	13,994
Unrealized Depreciation	(7,536)	–	–	(7,536)
Forwards Contracts*
Unrealized Appreciation	–	881	–	881
Unrealized Depreciation	–	(2,038)	–	(2,038)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	310	–	310
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2,266	–	2,266
Unrealized Depreciation	–	(5,446)	–	(5,446)
Credit Default Swaps*
Unrealized Appreciation	–	262	–	262

Total Other Financial Instruments	$6,083	$(3,765)	$–	$2,318

*	Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$106,255	$808,778	$(794,112)	$—	$8	$120,929	$88
SEI Daily Income Trust, Government Fund, CI F	198,093	1,351,011	(1,399,040)	—	—	150,064	1,043

Totals	$304,348	$2,159,789	$(2,193,152)	$—	$8	$270,993	$1,131

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 71.7%

Communication Services — 12.0%
Altice France
6.250%, 05/15/2024 (A)	$1,000	$1,007
AMC Entertainment Holdings
5.875%, 11/15/2026	19	17
5.750%, 06/15/2025	415	388
AMC Networks
5.000%, 04/01/2024	865	869
4.750%, 08/01/2025	3,725	3,697
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	1,185	1,221
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	810	812
CB Escrow
8.000%, 10/15/2025 (A)	2,280	2,080
CCO Holdings
5.875%, 04/01/2024 (A)	1,785	1,865
5.750%, 02/15/2026 (A)	4,352	4,553
5.500%, 05/01/2026 (A)	3,720	3,841
5.375%, 05/01/2025 (A)	2,020	2,086
5.125%, 05/01/2027 (A)	4,168	4,194
5.000%, 02/01/2028 (A)	1,080	1,065
CenturyLink
7.500%, 04/01/2024	2,375	2,511
6.750%, 12/01/2023	3,130	3,267
5.800%, 03/15/2022	1,044	1,064
5.625%, 04/01/2025	2,342	2,266
Cincinnati Bell
7.000%, 07/15/2024 (A)	150	138
Cinemark USA
4.875%, 06/01/2023	435	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	$3,970	$4,208
6.500%, 11/15/2022	3,085	3,153
Cogent Communications Finance
5.625%, 04/15/2021 (A)	940	952
Cogent Communications Group
5.375%, 03/01/2022 (A)	610	624
Digicel
6.000%, 04/15/2021 (A)	1,525	1,270
Digicel Group
6.750%, 03/01/2023 (A)	1,040	666
DISH DBS
7.750%, 07/01/2026	3,557	3,095
5.875%, 07/15/2022	670	648
5.875%, 11/15/2024	10,759	9,038
5.000%, 03/15/2023	3,080	2,772
DISH Network
3.375%, 08/15/2026	425	361
DKT Finance ApS
9.375%, 06/17/2023 (A)	4,450	4,764
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,495
Frontier Communications
11.000%, 09/15/2025	3,377	2,223
10.500%, 09/15/2022	4,331	3,302
8.500%, 04/01/2026 (A)	1,480	1,377
8.000%, 04/01/2027 (A)	1,483	1,531
7.625%, 04/15/2024	1,890	1,035
7.125%, 01/15/2023	2,255	1,364
6.875%, 01/15/2025	4,535	2,443
Gannett
5.500%, 09/15/2024 (A)	1,425	1,439
Gray Television
7.000%, 05/15/2027 (A)	3,282	3,487
5.125%, 10/15/2024 (A)	2,129	2,138
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,041	1,093
4.875%, 05/15/2022 (A)	2,325	2,360
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	780	792
8.500%, 10/15/2024 (A)	3,000	2,917
8.000%, 02/15/2024 (A)	1,165	1,215
5.500%, 08/01/2023	3,737	3,317
Intelsat Luxembourg
8.125%, 06/01/2023	822	571
Lee Enterprises
9.500%, 03/15/2022 (A)	1,581	1,615
Level 3 Financing
5.625%, 02/01/2023	265	268
5.375%, 01/15/2024	2,575	2,623
5.375%, 05/01/2025	6,095	6,170

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Live Nation Entertainment
5.625%, 03/15/2026 (A)	$504	$520
4.875%, 11/01/2024 (A)	2,320	2,335
McClatchy
9.000%, 07/15/2026 (A)	1,853	1,848
Meredith
6.875%, 02/01/2026 (A)	395	415
Netflix
5.875%, 02/15/2025	1,845	1,994
5.875%, 11/15/2028 (A)	470	496
4.875%, 04/15/2028	3,032	3,002
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	160	162
5.625%, 08/01/2024 (A)	1,366	1,387
Qwest
6.875%, 09/15/2033	510	507
Qwest Capital Funding
7.750%, 02/15/2031	305	275
Radiate Holdco
6.625%, 02/15/2025 (A)	4,507	4,349
Sinclair Television Group
6.125%, 10/01/2022	715	727
5.625%, 08/01/2024 (A)	100	101
5.125%, 02/15/2027 (A)	2,991	2,864
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,308	1,356
5.375%, 04/15/2025 (A)	2,250	2,309
5.375%, 07/15/2026 (A)	2,240	2,288
5.000%, 08/01/2027 (A)	513	513
Sprint
7.875%, 09/15/2023	7,768	8,137
7.625%, 02/15/2025	8,278	8,444
7.625%, 03/01/2026	2,038	2,065
7.250%, 09/15/2021	2,341	2,458
7.125%, 06/15/2024	913	927
Sprint Capital
8.750%, 03/15/2032	2,455	2,590
Sprint Communications
6.000%, 11/15/2022	2,963	2,986
Telecom Italia
5.303%, 05/30/2024 (A)	1,160	1,166
Telecom Italia Capital
6.375%, 11/15/2033	400	386
6.000%, 09/30/2034	1,365	1,263
T-Mobile USA
6.500%, 01/15/2024	535	556
6.500%, 01/15/2026	1,370	1,463
6.375%, 03/01/2025	2,445	2,546
5.375%, 04/15/2027	305	315
4.750%, 02/01/2028	5,806	5,755
0.000%, 01/15/2024 (B)	535	–
0.000%, 03/01/2025 (B)	1,905	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.000%, 01/15/2026 (B)(C)	$3,126	$–
Townsquare Media
6.500%, 04/01/2023 (A)	1,940	1,858
Tribune Media
5.875%, 07/15/2022	2,290	2,337
United States Cellular
6.700%, 12/15/2033	1,289	1,374
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,654
Videotron
5.375%, 06/15/2024 (A)	660	689
5.125%, 04/15/2027 (A)	240	245
Wind Tre
5.000%, 01/20/2026 (A)	535	487
Windstream Services
10.500%, 06/30/2024 (A)(D)	320	236
9.000%, 06/30/2025 (A)(D)	3,358	2,283
8.625%, 10/31/2025 (A)(D)	100	95
7.750%, 10/15/2020 (D)	443	111
		193,583

Consumer Discretionary — 13.3%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	1,638	1,618
4.250%, 05/15/2024 (A)	1,975	1,955
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (C)(D)	150	1
9.500%, 02/15/2004 (C)(D)	25	–
7.875%, 01/15/2009 (C)(D)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	1,733	1,269
Altice
7.750%, 05/15/2022 (A)	2,634	2,634
7.625%, 02/15/2025 (A)	4,587	4,025
Altice Financing
7.500%, 05/15/2026 (A)	6,912	6,822
6.625%, 02/15/2023 (A)	345	353
Altice France
8.125%, 02/01/2027 (A)	3,289	3,326
7.375%, 05/01/2026 (A)	6,471	6,342
Altice Luxembourg
7.625%, 02/15/2025	784	688
American Axle & Manufacturing
6.625%, 10/15/2022	53	54
6.500%, 04/01/2027	964	933
6.250%, 04/01/2025	615	599
6.250%, 03/15/2026	560	540
Aramark Services
5.000%, 02/01/2028 (A)	2,489	2,479
Ashtead Capital
4.125%, 08/15/2025 (A)	375	368

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aventine (Escrow Security)
0.000%, 10/15/2049 (C)(D)(E)	$2,750	$–
Bon-Ton Department Stores
8.000%, 06/15/2021 (D)	2,985	239
Boyd Gaming
6.000%, 08/15/2026	300	308
Boyne USA
7.250%, 05/01/2025 (A)	125	134
Cablevision Systems
5.875%, 09/15/2022	1,500	1,568
Caesars Resort Collection
5.250%, 10/15/2025 (A)	1,525	1,469
CBS Radio
7.250%, 11/01/2024 (A)	3,580	3,562
CCM Merger
6.000%, 03/15/2022 (A)	695	713
Cedar Fair
5.375%, 06/01/2024	2,019	2,062
Cengage Learning
9.500%, 06/15/2024 (A)	3,340	2,756
Churchill Downs
5.500%, 04/01/2027 (A)	1,490	1,511
4.750%, 01/15/2028 (A)	542	515
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	1,920	1,982
Constellation
8.500%, 09/15/2025 (A)	485	443
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	875	768
CSC Holdings
10.875%, 10/15/2025 (A)	1,647	1,901
7.750%, 07/15/2025 (A)	1,330	1,426
7.500%, 04/01/2028 (A)	1,750	1,875
6.750%, 11/15/2021	1,250	1,336
6.625%, 10/15/2025 (A)	420	445
6.500%, 02/01/2029 (A)	3,305	3,520
5.500%, 05/15/2026 (A)	960	987
5.500%, 04/15/2027 (A)	856	874
5.375%, 07/15/2023 (A)	1,946	1,983
5.250%, 06/01/2024	1,182	1,200
Dana
6.000%, 09/15/2023	575	589
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	730	745
Delphi Technologies
5.000%, 10/01/2025 (A)	5,873	5,171
Diamond Resorts International
10.750%, 09/01/2024 (A)	2,290	2,161
Enterprise Development Authority
12.000%, 07/15/2024 (A)	1,240	1,259
ESH Hospitality
5.250%, 05/01/2025 (A)	3,910	3,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fontainebleau Las Vegas Holdings
0.000%, 06/15/2015 (A)(C)(D)	$3,108	$–
Ford Motor
7.450%, 07/16/2031	786	838
Ford Motor Credit
4.687%, 06/09/2025	1,155	1,103
4.250%, 09/20/2022	997	990
Getty Images
9.750%, 03/01/2027 (A)	220	221
Golden Nugget
8.750%, 10/01/2025 (A)	2,951	3,099
Group 1 Automotive
5.250%, 12/15/2023 (A)	194	195
5.000%, 06/01/2022	1,875	1,880
Guitar Center
5.000% cash/8.000% PIK,
04/15/2022 (A)	5,698	4,644
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,490	2,390
Hanesbrands
4.875%, 05/15/2026 (A)	260	257
Herc Rentals
7.750%, 06/01/2024 (A)	588	624
7.500%, 06/01/2022 (A)	174	181
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	562	571
Hilton Worldwide Finance
4.875%, 04/01/2027	960	971
4.625%, 04/01/2025	430	434
iHeartCommunications
14.000%, 02/01/2021 (D)	6,076	805
10.625%, 03/15/2023 (D)	951	670
9.000%, 12/15/2019 (D)	2,859	2,030
9.000%, 03/01/2021 (D)	1,210	853
9.000%, 09/15/2022 (D)	2,173	1,532
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	510	506
Inn of the Mountain Gods Resort & Casino
9.250% cash/9.250% PIK, 11/30/2020	2,482	2,457
International Game Technology
6.500%, 02/15/2025 (A)	625	650
6.250%, 01/15/2027 (A)	3,234	3,315
IRB Holding
6.750%, 02/15/2026 (A)	4,272	4,016
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,215
JC Penney
6.375%, 10/15/2036 (B)	3,915	1,370
KFC Holding
5.250%, 06/01/2026 (A)	660	666
5.000%, 06/01/2024 (A)	1,587	1,619

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
L Brands
6.875%, 11/01/2035	$362	$313
6.750%, 07/01/2036	1,225	1,029
5.250%, 02/01/2028	1,010	900
Liberty Interactive
8.250%, 02/01/2030	2,205	2,249
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	520	545
Mattamy Group
6.500%, 10/01/2025 (A)	2,390	2,346
Mattel
6.750%, 12/31/2025 (A)	3,379	3,324
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (A)	595	476
Men’s Wearhouse
7.000%, 07/01/2022	2,224	2,191
Merlin Entertainments
5.750%, 06/15/2026 (A)	355	366
MGM Resorts International
6.000%, 03/15/2023	2,185	2,305
5.750%, 06/15/2025	2,570	2,660
5.500%, 04/15/2027	1,142	1,154
4.625%, 09/01/2026	1,572	1,529
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)(D)	175	–
Monitronics International
9.125%, 04/01/2020	5,936	1,187
Neiman Marcus Group
8.750% cash/9.500% PIK, 10/15/2021(A)	2,016	1,078
8.000%, 10/15/2021 (A)	1,720	912
Newell Brands
4.200%, 04/01/2026	1,054	1,006
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	428	429
6.250%, 05/15/2026 (A)	1,748	1,783
Party City Holdings
6.625%, 08/01/2026 (A)	2,211	2,200
6.125%, 08/15/2023 (A)	964	976
Penske Automotive Group
5.500%, 05/15/2026	976	961
PetSmart
8.875%, 06/01/2025 (A)	420	314
7.125%, 03/15/2023 (A)	1,225	912
5.875%, 06/01/2025 (A)	340	285
PulteGroup
5.000%, 01/15/2027	987	980
Quebecor Media
5.750%, 01/15/2023	460	480
QVC
4.450%, 02/15/2025	889	887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	$2,075	$2,075
Sally Holdings
5.625%, 12/01/2025	528	525
Scientific Games International
8.250%, 03/15/2026 (A)	809	826
5.000%, 10/15/2025 (A)	3,037	2,976
Service International
7.500%, 04/01/2027	1,295	1,489
ServiceMaster
5.125%, 11/15/2024 (A)	621	623
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,675	1,656
4.875%, 07/31/2024 (A)	3,203	3,165
Staples
8.500%, 09/15/2025 (A)	1,030	1,124
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	3,660	3,816
Station Casinos
5.000%, 10/01/2025 (A)	1,980	1,940
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,705	3,661
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	980
Tempur Sealy International
5.625%, 10/15/2023	455	463
5.500%, 06/15/2026	455	455
Tenneco
5.375%, 12/15/2024	170	153
5.000%, 07/15/2026	940	752
Uber Technologies
8.000%, 11/01/2026 (A)	5,232	5,566
Univision Communications
5.125%, 02/15/2025 (A)	1,186	1,104
Urban One
7.375%, 04/15/2022 (A)	4,652	4,489
Viking Cruises
6.250%, 05/15/2025 (A)	1,850	1,878
Virgin Media Secured Finance
5.500%, 08/15/2026 (A)	480	488
5.250%, 01/15/2026 (A)	2,955	2,974
Vista Outdoor
5.875%, 10/01/2023	1,105	1,028
Weight Watchers International
8.625%, 12/01/2025 (A)	2,481	2,227
William Carter
5.625%, 03/15/2027 (A)	225	233
Williams Scotsman International
6.875%, 08/15/2023 (A)	1,480	1,480
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,265	1,249

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Yum! Brands
6.875%, 11/15/2037	$1,915	$1,934
5.350%, 11/01/2043	130	113
Ziggo Bond BV
6.000%, 01/15/2027 (A)	2,273	2,182
Ziggo BV
5.500%, 01/15/2027 (A)	3,520	3,476

		215,371

Consumer Staples — 3.3%
Albertsons
7.500%, 03/15/2026 (A)	2,925	3,009
5.750%, 03/15/2025	1,207	1,145
Avon International Operations
7.875%, 08/15/2022 (A)	1,699	1,761
B&G Foods
5.250%, 04/01/2025	3,597	3,449
Central Garden & Pet
6.125%, 11/15/2023	495	516
5.125%, 02/01/2028	765	702
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,275	1,262
Cott Holdings
5.500%, 04/01/2025 (A)	2,455	2,476
Coty
6.500%, 04/15/2026 (A)	670	655
Energizer Holdings
7.750%, 01/15/2027 (A)	350	373
6.375%, 07/15/2026 (A)	110	113
5.500%, 06/15/2025 (A)	670	663
First Quality Finance
5.000%, 07/01/2025 (A)	1,716	1,669
High Ridge Brands
8.875%, 03/15/2025 (A)	445	178
HLF Financing Sarl
7.250%, 08/15/2026 (A)	1,425	1,468
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	290	249
New Albertsons
8.700%, 05/01/2030	1,030	948
8.000%, 05/01/2031	5,020	4,524
7.750%, 06/15/2026	325	296
7.450%, 08/01/2029	2,895	2,562
NVA Holdings
6.875%, 04/01/2026 (A)	1,440	1,424
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	3,198	3,222
Post Holdings
5.750%, 03/01/2027 (A)	995	999
5.500%, 03/01/2025 (A)	565	571
5.000%, 08/15/2026 (A)	3,628	3,528

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Revlon Consumer Products
6.250%, 08/01/2024	$287	$148
5.750%, 02/15/2021	196	169
Rite Aid
7.700%, 02/15/2027	2,915	1,822
6.875%, 12/15/2028 (A)	600	348
6.125%, 04/01/2023 (A)	3,940	3,250
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,360	2,177
Simmons Foods
7.750%, 01/15/2024 (A)	450	479
5.750%, 11/01/2024 (A)	1,800	1,580
Spectrum Brands
5.750%, 07/15/2025	1,409	1,420
TreeHouse Foods
6.000%, 02/15/2024 (A)	630	654
Vector Group
10.500%, 11/01/2026 (A)	2,860	2,695

		52,504

Energy — 9.6%
Andeavor Logistics
6.375%, 05/01/2024	250	262
6.250%, 10/15/2022	95	97
Antero Midstream Partners
5.750%, 03/01/2027 (A)	767	779
5.375%, 09/15/2024	280	282
Antero Resources
5.625%, 06/01/2023	420	426
5.125%, 12/01/2022	455	457
Archrock Partners
6.875%, 04/01/2027 (A)	949	968
Blue Racer Midstream
6.625%, 07/15/2026 (A)	205	209
6.125%, 11/15/2022 (A)	2,466	2,503
Brazos Valley Longhorn
6.875%, 02/01/2025	535	538
Bruin E&P Partners
8.875%, 08/01/2023 (A)	1,463	1,401
Calfrac Holdings
8.500%, 06/15/2026 (A)	2,748	2,130
California Resources
8.000%, 12/15/2022 (A)	3,600	2,827
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,021	2,961
Carrizo Oil & Gas
8.250%, 07/15/2025	1,733	1,785
6.250%, 04/15/2023	1,177	1,158
Centennial Resource Production
6.875%, 04/01/2027 (A)	2,639	2,665
5.375%, 01/15/2026 (A)	1,030	987

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	$845	$954
5.875%, 03/31/2025	360	392
5.125%, 06/30/2027	4,213	4,418
Cheniere Energy Partners
5.625%, 10/01/2026 (A)	549	563
Chesapeake Energy
8.000%, 01/15/2025	2,445	2,494
8.000%, 06/15/2027	2,428	2,392
7.500%, 10/01/2026	140	137
Citgo Holding
10.750%, 02/15/2020 (A)	676	693
CITGO Petroleum
6.250%, 08/15/2022 (A)	1,181	1,174
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,322
Continental Resources
4.375%, 01/15/2028	864	887
Covey Park Energy
7.500%, 05/15/2025 (A)	485	449
Crestwood Midstream Partners
6.250%, 04/01/2023	565	579
5.750%, 04/01/2025	1,495	1,532
DCP Midstream Operating
8.125%, 08/16/2030	1,285	1,502
Delek Logistics Partners
6.750%, 05/15/2025	811	803
Denbury Resources
9.250%, 03/31/2022 (A)	484	467
9.000%, 05/15/2021 (A)	1,628	1,583
Energy Transfer
5.500%, 06/01/2027	1,564	1,658
EnLink Midstream Partners
4.850%, 07/15/2026	1,610	1,598
4.400%, 04/01/2024	365	362
Ensco
5.750%, 10/01/2044	1,705	1,095
EP Energy
9.375%, 05/01/2020	972	437
9.375%, 05/01/2024 (A)	1,017	361
8.000%, 11/29/2024 (A)	370	205
8.000%, 02/15/2025 (A)	653	225
7.750%, 05/15/2026 (A)	2,855	2,320
6.375%, 06/15/2023	669	131
Exterran Energy Solutions
8.125%, 05/01/2025	2,791	2,847
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	589	492
5.625%, 02/01/2026 (A)	4,233	3,249
FTS International
6.250%, 05/01/2022	2,586	2,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genesis Energy
6.500%, 10/01/2025	$805	$783
Great Western Petroleum
9.000%, 09/30/2021 (A)	154	116
Gulfport Energy
6.375%, 05/15/2025	115	104
6.375%, 01/15/2026	1,073	949
6.000%, 10/15/2024	165	150
Halcon Resources
6.750%, 02/15/2025	3,455	2,073
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	1,670	1,699
Hilcorp Energy I
6.250%, 11/01/2028 (A)	596	598
5.750%, 10/01/2025 (A)	601	590
5.000%, 12/01/2024 (A)	2,291	2,229
IronGate Energy Services
11.000%, 07/01/2018 (A)(D)	400	140
Jagged Peak Energy
5.875%, 05/01/2026	215	213
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	2,015	1,733
9.625%, 04/01/2023 (A)	265	222
Laredo Petroleum
5.625%, 01/15/2022	1,355	1,238
McDermott Technology Americas
10.625%, 05/01/2024 (A)	390	323
MEG Energy
7.000%, 03/31/2024 (A)	1,075	1,003
6.500%, 01/15/2025 (A)	1,192	1,174
6.375%, 01/30/2023 (A)	375	347
Midstates Petroleum
10.750%, 10/15/2020 (D)	2,540	–
10.000%, 06/01/2020 (D)	720	–
9.250%, 06/01/2021 (D)	360	–
Murphy Oil
5.750%, 08/15/2025	894	922
Murray Energy
9.000% cash/3.000% PIK, 04/15/2024 (A)	1,253	526
Nabors Industries
5.750%, 02/01/2025	1,284	1,151
NGL Energy Partners
7.500%, 11/01/2023	705	729
6.125%, 03/01/2025	1,148	1,108
NGPL PipeCo
4.875%, 08/15/2027 (A)	95	96
Noble Holding International
8.950%, 04/01/2045	1,755	1,369
7.750%, 01/15/2024	2,295	2,066
Northern Oil and Gas
8.500% cash/1.000% PIK, 05/15/2023	1,355	1,402

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Oasis Petroleum
6.875%, 03/15/2022	$35	$35
6.875%, 01/15/2023	790	790
6.250%, 05/01/2026(A)	1,550	1,477
Parker Drilling
7.500%, 08/01/2020 (C)(D)	130	70
6.750%, 07/15/2022 (C)(D)	3,360	1,638
Parsley Energy
5.375%, 01/15/2025 (A)	1,889	1,884
5.250%, 08/15/2025 (A)	1,995	1,965
PBF Holding
7.000%, 11/15/2023	805	828
Peabody Energy
6.375%, 03/31/2025 (A)	4,195	4,086
Precision Drilling
7.750%, 12/15/2023	280	288
7.125%, 01/15/2026 (A)	285	283
6.500%, 12/15/2021	39	39
Pride International
7.875%, 08/15/2040	930	744
Range Resources
5.000%, 03/15/2023	953	915
4.875%, 05/15/2025	615	570
Rowan
7.375%, 06/15/2025	4,703	4,115
5.850%, 01/15/2044	2,915	1,866
5.400%, 12/01/2042	370	227
SemGroup
5.625%, 07/15/2022	2,565	2,536
SESI
7.750%, 09/15/2024	985	815
Seven Generations Energy
5.375%, 09/30/2025 (A)	2,787	2,724
Seventy Seven Energy (Escrow)
6.500%, 10/15/2020 (D)	305	–
Seventy Seven Operating (Escrow)
0.000%, 10/15/2020 (C)(D)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	428	407
SM Energy
6.625%, 01/15/2027	258	245
6.125%, 11/15/2022	105	105
5.625%, 06/01/2025	295	273
5.000%, 01/15/2024	1,288	1,191
Southwestern Energy
7.750%, 10/01/2027	744	760
7.500%, 04/01/2026	744	759
6.200%, 01/23/2025	357	350
SRC Energy
6.250%, 12/01/2025	1,873	1,672
Summit Midstream Holdings
5.750%, 04/15/2025	1,786	1,683

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 08/15/2022	$1,548	$1,533
Sunoco
5.875%, 03/15/2028	1,585	1,573
5.500%, 02/15/2026	1,515	1,500
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	430	431
Targa Resources Partners
6.875%, 01/15/2029 (A)	1,558	1,692
6.750%, 03/15/2024	3,375	3,535
6.500%, 07/15/2027 (A)	1,103	1,190
5.875%, 04/15/2026 (A)	1,024	1,082
5.000%, 01/15/2028	2,056	2,028
4.250%, 11/15/2023	65	65
Transocean
9.000%, 07/15/2023 (A)	2,369	2,526
7.500%, 01/15/2026 (A)	355	350
7.500%, 04/15/2031	2,711	2,318
7.250%, 11/01/2025 (A)	305	302
Transocean Guardian
5.875%, 01/15/2024 (A)	595	604
Transocean Pontus
6.125%, 08/01/2025 (A)	503	509
Transocean Poseidon
6.875%, 02/01/2027 (A)	877	912
USA Compression Partners
6.875%, 04/01/2026	1,805	1,852
6.875%, 09/01/2027 (A)	336	342
Vine Oil & Gas
9.750%, 04/15/2023 (A)	1,824	1,505
Weatherford International
9.875%, 02/15/2024	2,655	1,912
9.875%, 03/01/2025	275	194
9.875%, 03/01/2039	495	314
5.950%, 04/15/2042	2,015	1,128
Whiting Petroleum
6.625%, 01/15/2026	350	343
6.250%, 04/01/2023	350	352
WPX Energy
8.250%, 08/01/2023	560	630
6.000%, 01/15/2022	76	79
5.750%, 06/01/2026	199	202

		154,654

Financials — 4.3%
Acrisure
8.125%, 02/15/2024 (A)	3,201	3,317
7.000%, 11/15/2025 (A)	1,150	1,035
AHP Health Partners
9.750%, 07/15/2026 (A)	992	1,069
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	1,930	1,978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ally Financial
5.750%, 11/20/2025	$2,096	$2,233
4.625%, 05/19/2022	905	923
ASP AMC
8.000%, 05/15/2025 (A)	3,720	1,674
AssuredPartners
7.000%, 08/15/2025 (A)	1,419	1,313
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	2,003
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	51
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	280	283
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	280	282
City National Bank
9.000%, 08/12/2019 (B)(C)	3,384	3,454
Credit Acceptance
6.625%, 03/15/2026 (A)	1,520	1,545
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 12/31/2049 (A)	765	809
CTR Partnership
5.250%, 06/01/2025	2,110	2,118
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,215
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	2,075	2,083
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,450	3,062
8.125%, 11/15/2024 (A)	840	745
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	1,945	1,995
Genworth Holdings
4.900%, 08/15/2023	768	647
HUB International
7.000%, 05/01/2026 (A)	2,003	1,983
Hunt
6.250%, 02/15/2026 (A)	937	874
Lions Gate Capital Holdings
6.375%, 02/01/2024 (A)	810	849
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 12/01/2099	1,965	2,024
LPL Holdings
5.750%, 09/15/2025 (A)	1,722	1,744
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	606	627
5.625%, 05/01/2024	1,130	1,175
4.500%, 09/01/2026	2,461	2,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2028	$95	$89
MSCI
5.375%, 05/15/2027 (A)	300	317
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	3,876	3,934
8.125%, 07/15/2023 (A)	995	1,025
Navient
7.250%, 09/25/2023	576	608
Quicken Loans
5.250%, 01/15/2028 (A)	3,386	3,170
Refinitiv US Holdings
6.250%, 05/15/2026 (A)	2,639	2,675
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 12/29/2049	740	794
Springleaf Finance
7.125%, 03/15/2026	3,085	3,141
6.875%, 03/15/2025	1,715	1,769
6.125%, 05/15/2022	810	838
6.125%, 03/15/2024	1,342	1,372
Starwood Property Trust
4.750%, 03/15/2025	940	935
WeWork
7.875%, 05/01/2025 (A)	4,225	3,887

		70,058

Health Care — 7.8%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (B)(C)	370	281
Acadia Healthcare
5.625%, 02/15/2023	2,890	2,908
5.125%, 07/01/2022	536	537
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	3,726	3,130
Avantor
9.000%, 10/01/2025 (A)	1,124	1,218
6.000%, 10/01/2024 (A)	1,468	1,523
Bausch Health
9.000%, 12/15/2025 (A)	1,216	1,321
7.000%, 03/15/2024 (A)	495	524
6.500%, 03/15/2022 (A)	900	932
6.125%, 04/15/2025 (A)	4,920	4,871
5.875%, 05/15/2023 (A)	1,091	1,105
5.750%, 08/15/2027 (A)	1,036	1,062
5.500%, 03/01/2023 (A)	2,479	2,491
5.500%, 11/01/2025 (A)	1,340	1,368
Bausch Health Americas
9.250%, 04/01/2026 (A)	4,674	5,115
8.500%, 01/31/2027 (A)	3,096	3,282
BioScrip
8.875%, 02/15/2021	3,211	3,243

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Centene
6.125%, 02/15/2024	$200	$209
4.750%, 01/15/2025	5,030	5,131
Centene Escrow I
5.375%, 06/01/2026 (A)	887	926
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,720	1,784
CHS
8.625%, 01/15/2024 (A)	2,105	2,108
8.000%, 03/15/2026 (A)	1,888	1,812
6.875%, 02/01/2022	540	359
6.250%, 03/31/2023	955	899
DaVita
5.000%, 05/01/2025	1,687	1,617
Encompass Health
5.750%, 09/15/2025	672	683
Endo
6.000%, 07/15/2023 (A)	2,619	2,017
Endo Finance
5.750%, 01/15/2022 (A)	981	934
Envision Healthcare
8.750%, 10/15/2026 (A)	2,210	1,970
Gates Global
6.000%, 07/15/2022 (A)	555	557
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	1,325	1,224
HCA
5.875%, 05/01/2023	1,485	1,583
5.875%, 02/15/2026	3,765	4,066
5.875%, 02/01/2029	3,569	3,846
5.625%, 09/01/2028	130	138
5.375%, 02/01/2025	11,039	11,701
5.375%, 09/01/2026	1,856	1,956
5.250%, 06/15/2026	550	589
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	2,235	2,305
5.000%, 02/15/2025 (A)	625	634
Hologic
4.375%, 10/15/2025 (A)	440	438
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	424	446
IQVIA
5.000%, 10/15/2026 (A)	3,233	3,308
Kinetic Concepts
7.875%, 02/15/2021 (A)	612	627
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	262
5.500%, 04/15/2025 (A)	630	491
Molina Healthcare
5.375%, 11/15/2022	1,983	2,059
4.875%, 06/15/2025 (A)	3,019	2,985

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	$2,483	$2,477
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	1,585	1,504
Par Pharmaceutical
7.500%, 04/01/2027 (A)	4,464	4,526
Prestige Brands
6.375%, 03/01/2024 (A)	400	407
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	1,615	1,676
8.250%, 05/01/2023 (A)	1,057	1,124
Sotera Health Holdings
6.500%, 05/15/2023 (A)	1,785	1,798
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	365
Tenet Healthcare
8.125%, 04/01/2022	450	484
7.000%, 08/01/2025	3,139	3,173
6.750%, 06/15/2023	4,150	4,274
6.250%, 02/01/2027 (A)	2,358	2,448
5.125%, 05/01/2025	1,524	1,532
4.625%, 07/15/2024	3,492	3,497
4.500%, 04/01/2021	580	589
WellCare Health Plans
5.250%, 04/01/2025	1,865	1,930

		126,379

Industrials — 7.6%
ACCO Brands
5.250%, 12/15/2024 (A)	420	412
Actuant
5.625%, 06/15/2022	3,000	3,026
Allison Transmission
5.875%, 06/01/2029 (A)	210	212
4.750%, 10/01/2027 (A)	1,365	1,302
American Tire Distributors
10.250%, 03/01/2022 (A)(C)(D)	205	32
American Woodmark
4.875%, 03/15/2026 (A)	455	445
AMN Healthcare
5.125%, 10/01/2024 (A)	909	897
Arconic
5.900%, 02/01/2027	535	556
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,270	1,291
5.250%, 03/15/2025 (A)	70	67
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	682	703
5.125%, 10/01/2023 (A)	2,077	2,113
Bombardier
7.875%, 04/15/2027 (A)	1,956	2,018
7.500%, 12/01/2024 (A)	2,113	2,195

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 03/15/2025 (A)	$475	$488
6.000%, 10/15/2022 (A)	1,490	1,503
BWX Technologies
5.375%, 07/15/2026 (A)	1,433	1,455
CDW
5.000%, 09/01/2025	550	564
Cloud Crane
10.125%, 08/01/2024 (A)	1,295	1,392
Colfax
6.375%, 02/15/2026 (A)	85	91
6.000%, 02/15/2024 (A)	35	36
Core & Main
6.125%, 08/15/2025 (A)	3,958	3,870
CPG Merger
8.000%, 10/01/2021 (A)	765	761
DAE Funding
5.750%, 11/15/2023 (A)	1,095	1,125
4.500%, 08/01/2022 (A)	660	665
EnPro Industries
5.750%, 10/15/2026 (A)	328	330
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,975	2,010
6.500%, 10/01/2025 (A)	640	632
Garda World Security
8.750%, 05/15/2025 (A)	795	755
GFL Environmental
5.375%, 03/01/2023 (A)	4,633	4,378
Global A&T Electronics
8.500%, 01/12/2023	5,269	4,898
H&E Equipment Services
5.625%, 09/01/2025	2,006	2,001
Hertz
7.625%, 06/01/2022 (A)	785	804
6.250%, 10/15/2022	310	293
5.500%, 10/15/2024 (A)	1,630	1,367
Hillman Group
6.375%, 07/15/2022 (A)	3,338	2,988
Hulk Finance
7.000%, 06/01/2026 (A)	2,660	2,520
Icahn Enterprises
5.875%, 02/01/2022	1,499	1,518
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,184
4.750%, 01/15/2025 (A)	200	197
JELD-WEN
4.875%, 12/15/2027 (A)	1,872	1,765
4.625%, 12/15/2025 (A)	494	469
KAR Auction Services
5.125%, 06/01/2025 (A)	451	446
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	110	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LTF Merger
8.500%, 06/15/2023 (A)	$830	$852
Mueller Water Products
5.500%, 06/15/2026 (A)	195	198
Multi-Color
4.875%, 11/01/2025 (A)	1,319	1,362
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	1,945	1,969
6.250%, 03/15/2026 (A)	2,935	2,855
Nielsen Finance
5.000%, 04/15/2022 (A)	1,582	1,562
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	1,549	1,489
Novelis
6.250%, 08/15/2024 (A)	200	205
5.875%, 09/30/2026 (A)	3,453	3,440
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	300	311
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	864	864
5.250%, 04/15/2024 (A)	1,345	1,345
RBS Global
4.875%, 12/15/2025 (A)	3,008	2,970
Remington Arms
0.000%, 12/31/2049 (B)	1,245	–
RR Donnelley & Sons
6.000%, 04/01/2024	1,990	2,014
Sensata Technologies
5.000%, 10/01/2025 (A)	1,083	1,110
4.875%, 10/15/2023 (A)	1,600	1,648
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,595	1,691
SPX FLOW
5.875%, 08/15/2026 (A)	360	362
5.625%, 08/15/2024 (A)	170	171
Standard Industries
5.000%, 02/15/2027 (A)	590	571
4.750%, 01/15/2028 (A)	725	692
Stevens Holding
6.125%, 10/01/2026 (A)	210	216
Summit Materials
6.125%, 07/15/2023	817	834
5.125%, 06/01/2025 (A)	2,523	2,428
Teck Resources
6.125%, 10/01/2035	676	719
Terex
5.625%, 02/01/2025 (A)	530	527
Titan International
6.500%, 11/30/2023	2,105	1,939
TransDigm
6.500%, 07/15/2024	450	462
6.500%, 05/15/2025	1,336	1,356

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 06/15/2026	$623	$617
6.250%, 03/15/2026 (A)	2,921	3,042
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	780	776
TriMas
4.875%, 10/15/2025 (A)	205	202
Triumph Group
7.750%, 08/15/2025	2,395	2,287
4.875%, 04/01/2021	355	346
Tutor Perini
6.875%, 05/01/2025 (A)	5,000	4,982
United Rentals North America
6.500%, 12/15/2026	4,145	4,363
5.875%, 09/15/2026	1,355	1,401
5.750%, 11/15/2024	300	308
5.500%, 05/15/2027	991	1,001
4.875%, 01/15/2028	1,621	1,577
4.625%, 10/15/2025	1,660	1,639
Vertiv Group
9.250%, 10/15/2024 (A)	1,915	1,905
Wabash National
5.500%, 10/01/2025 (A)	340	317
Weekley Homes
6.625%, 08/15/2025	3,395	3,242
Welbilt
9.500%, 02/15/2024	240	259
XPO Logistics
6.750%, 08/15/2024 (A)	1,531	1,562
6.500%, 06/15/2022 (A)	240	244
6.125%, 09/01/2023 (A)	220	222
		122,344

Information Technology — 4.2%
ACI Worldwide
5.750%, 08/15/2026 (A)	379	388
Amkor Technology
6.625%, 09/15/2027 (A)	1,576	1,600
6.375%, 10/01/2022	1,175	1,195
Anixter
6.000%, 12/01/2025 (A)	225	236
5.500%, 03/01/2023	230	238
Ascend Learning
6.875%, 08/01/2025 (A)	530	526
Banff Merger Sub
9.750%, 09/01/2026 (A)	2,263	2,195
Cardtronics
5.500%, 05/01/2025 (A)	671	656
CDK Global
5.875%, 06/15/2026	686	719
CommScope Finance
8.250%, 03/01/2027 (A)	4,365	4,529
6.000%, 03/01/2026 (A)	2,120	2,193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 03/01/2024 (A)	$2,075	$2,122
CommScope Technologies
6.000%, 06/15/2025 (A)	2,650	2,576
Dell International
6.020%, 06/15/2026 (A)	3,250	3,496
Entegris
4.625%, 02/10/2026 (A)	1,858	1,839
First Data
5.750%, 01/15/2024 (A)	2,415	2,483
5.375%, 08/15/2023 (A)	1,489	1,521
5.000%, 01/15/2024 (A)	1,290	1,323
Gartner
5.125%, 04/01/2025 (A)	245	248
GCI
6.875%, 04/15/2025	2,370	2,474
6.750%, 06/01/2021	640	643
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	1,245	1,357
GTT Communications
7.875%, 12/31/2024 (A)	1,650	1,444
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	945	933
Hughes Satellite Systems
7.625%, 06/15/2021	1,200	1,290
6.625%, 08/01/2026	140	137
5.250%, 08/01/2026	900	893
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/2021 (A)	880	879
Infor US
6.500%, 05/15/2022	2,360	2,392
Informatica
7.125%, 07/15/2023 (A)	735	749
MagnaChip Semiconductor
6.625%, 07/15/2021	405	385
NCR
6.375%, 12/15/2023	1,420	1,459
5.000%, 07/15/2022	2,405	2,399
Nuance Communications
5.625%, 12/15/2026	2,570	2,641
Rackspace Hosting
8.625%, 11/15/2024 (A)	4,520	4,027
Solera
10.500%, 03/01/2024 (A)	1,220	1,322
SS&C Technologies
5.500%, 09/30/2027 (A)	2,307	2,330
Symantec
5.000%, 04/15/2025 (A)	3,185	3,190
TIBCO Software
11.375%, 12/01/2021 (A)	1,374	1,463
VeriSign
4.750%, 07/15/2027	539	539

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zayo Group
6.375%, 05/15/2025	$2,885	$2,899
6.000%, 04/01/2023	415	420
5.750%, 01/15/2027 (A)	1,080	1,078
		67,426

Materials — 6.9%
AK Steel
7.625%, 10/01/2021	135	135
7.000%, 03/15/2027	1,444	1,210
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	307
6.750%, 09/30/2024 (A)	495	524
6.125%, 05/15/2028 (A)	1,098	1,131
Alpha 2 BV
8.750% cash/9.500% PIK, 06/01/2023 (A)	1,475	1,434
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,737
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	2,224	2,216
ARD Securities Finance SARL
8.750% cash/8.750% PIK, 01/31/2023 (A)	732	691
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	2,450	2,581
6.000%, 02/15/2025 (A)	2,155	2,155
Axalta Coating Systems
4.875%, 08/15/2024 (A)	290	290
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,435	2,444
Berry Global
5.500%, 05/15/2022	640	649
4.500%, 02/15/2026 (A)	1,953	1,856
Boart Longyear Management Pty
10.000%, 12/31/2022 (B)	1,843	1,603
BWAY Holding
7.250%, 04/15/2025 (A)	979	944
5.500%, 04/15/2024 (A)	1,350	1,340
CENVO Corp (Escrow)
0.000%, 09/15/2022 (B)(C)(F)	5,650	77
CF Industries
5.150%, 03/15/2034	1,255	1,192
Chemours
6.625%, 05/15/2023	525	543
5.375%, 05/15/2027	511	507
Clearwater Paper
5.375%, 02/01/2025 (A)	910	846
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	986
Constellium
6.625%, 03/01/2025 (A)	350	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 02/15/2026 (A)	$1,601	$1,572
5.750%, 05/15/2024 (A)	1,299	1,295
Cornerstone Chemical
6.750%, 08/15/2024 (A)	4,285	4,028
Crown Americas
4.750%, 02/01/2026	3,670	3,688
CVR Partners
9.250%, 06/15/2023 (A)	1,385	1,451
Eldorado
6.125%, 12/15/2020 (A)	2,060	2,016
Element Solutions
5.875%, 12/01/2025 (A)	2,050	2,057
First Quantum Minerals
7.500%, 04/01/2025 (A)	2,885	2,762
7.250%, 04/01/2023 (A)	955	934
6.875%, 03/01/2026 (A)	1,380	1,280
6.500%, 03/01/2024 (A)	560	524
Flex Acquisition
7.875%, 07/15/2026 (A)	822	793
6.875%, 01/15/2025 (A)	2,259	2,158
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,485	1,489
Freeport-McMoRan
5.450%, 03/15/2043	2,936	2,569
5.400%, 11/14/2034	685	623
4.550%, 11/14/2024	70	69
4.000%, 11/14/2021	728	732
3.875%, 03/15/2023	1,908	1,881
GCP Applied Technologies
5.500%, 04/15/2026 (A)	485	493
Greif
6.500%, 03/01/2027 (A)	345	353
HB Fuller
4.000%, 02/15/2027	1,150	1,018
Hexion
10.000%, 04/15/2020	1,604	1,339
6.625%, 04/15/2020	6,020	5,072
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,340	1,337
Kraton Polymers
7.000%, 04/15/2025 (A)	2,274	2,297
LSB Industries
9.625%, 05/01/2023 (A)	1,935	2,003
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,250	2,244
New Gold
6.375%, 05/15/2025 (A)	644	521
6.250%, 11/15/2022 (A)	2,252	1,982
Noranda Aluminum Acquistion Escrow
11.000%, 06/01/2019 (D)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	225	221

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2025 (A)	$1,700	$1,666
4.875%, 06/01/2024 (A)	300	295
OI European Group BV
4.000%, 03/15/2023 (A)	1,346	1,321
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	632
5.875%, 08/15/2023 (A)	1,015	1,063
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,105	4,518
Reichhold Industries
9.000%, 05/08/2017 (A)(C)(D)	859	–
Reynolds Group
7.000%, 07/15/2024 (A)	1,594	1,642
5.750%, 10/15/2020	1,061	1,063
Reynolds Group Issuer
6.287%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	602
Scotts Miracle-Gro
6.000%, 10/15/2023	730	757
5.250%, 12/15/2026	705	695
Starfruit Finco BV
8.000%, 10/01/2026 (A)	2,819	2,840
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	1,980	2,005
Taseko Mines
8.750%, 06/15/2022 (A)	978	900
TPC Group
8.750%, 12/15/2020 (A)	3,324	3,274
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,492
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	675	640
Tronox
6.500%, 04/15/2026 (A)	914	872
Tronox Finance
5.750%, 10/01/2025 (A)	2,001	1,851
United States Steel
6.875%, 08/15/2025	792	770
6.250%, 03/15/2026	1,324	1,235
Vale Overseas
4.375%, 01/11/2022	811	827
Venator Finance Sarl
5.750%, 07/15/2025 (A)	761	666
Warrior Met Coal
8.000%, 11/01/2024 (A)	1,650	1,723
		111,905

Real Estate — 1.4%
CoreCivic
5.000%, 10/15/2022	245	241
4.625%, 05/01/2023	475	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinix
5.875%, 01/15/2026	$940	$990
5.750%, 01/01/2025	70	73
GEO Group
6.000%, 04/15/2026	1,370	1,148
5.875%, 01/15/2022	1,165	1,124
5.125%, 04/01/2023	1,225	1,087
GLP Capital
5.750%, 06/01/2028	410	440
5.250%, 06/01/2025	410	430
Iron Mountain
5.750%, 08/15/2024	1,480	1,495
5.250%, 03/15/2028 (A)	1,809	1,748
4.875%, 09/15/2027 (A)	1,535	1,473
Kennedy-Wilson
5.875%, 04/01/2024	350	348
Lamar Media
5.750%, 02/01/2026 (A)	715	747
MPT Operating Partnership
5.000%, 10/15/2027	998	1,015
Newmark Group
6.125%, 11/15/2023	1,576	1,624
Realogy Group
9.375%, 04/01/2027 (A)	325	333
4.875%, 06/01/2023 (A)	4,014	3,743
RHP Hotel Properties
5.000%, 04/15/2021	530	530
Sabra Health Care
5.125%, 08/15/2026	866	848
SBA Communications
4.875%, 09/01/2024	485	490
Uniti Group
8.250%, 10/15/2023	870	785
7.125%, 12/15/2024 (A)	775	667
6.000%, 04/15/2023 (A)	700	663
VICI Properties 1
8.000%, 10/15/2023	590	646
		23,145

Utilities — 1.3%
AES
6.000%, 05/15/2026	140	148
5.500%, 04/15/2025	155	161
AmeriGas Partners
5.875%, 08/20/2026	485	484
5.750%, 05/20/2027	1,182	1,167
5.500%, 05/20/2025	1,988	1,981
Calpine
5.250%, 06/01/2026 (A)	783	779
Clearway Energy Operating
5.750%, 10/15/2025 (A)	814	817

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FirstEnergy Solutions
6.050%, 08/15/2021 (D)	$755	$659
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	2,085
NRG Energy
7.250%, 05/15/2026	1,795	1,975
NSG Holdings
7.750%, 12/15/2025 (A)	1,524	1,631
Talen Energy Supply
6.500%, 06/01/2025	161	142
TerraForm Power Operating
5.000%, 01/31/2028 (A)	3,844	3,709
4.250%, 01/31/2023 (A)	529	523
Texas Energy (Escrow Security)
3.726%, 12/31/2034 (B)(C)	167	11
Vistra Operations
5.625%, 02/15/2027 (A)	2,294	2,386
5.500%, 09/01/2026 (A)	1,924	2,001
		20,659

Total Corporate Obligations (Cost $1,192,770) ($ Thousands)		1,158,028

LOAN PARTICIPATIONS — 11.0%
1011778 BC ULC / New Red Finance, Term Loan B3, 1st Lien
4.749%, VAR LIBOR+2.250%, 02/16/2024	482	474
4.743%, VAR LIBOR+2.250%, 02/16/2024	391	384
Academy Ltd., Term Loan, 1st Lien
6.490%, VAR LIBOR+4.000%, 07/01/2022	1,394	999
6.489%, VAR LIBOR+4.000%, 07/01/2022	2,978	2,136
Accudyne Industries Borrower S.C.A., Term Loan, 1st Lien
5.499%, VAR LIBOR+3.250%, 08/18/2024	688	688
Acrisure, Term Loan B, 1st Lien
6.379%, 11/22/2023	2	2
Acrisure, Term Loan B2, 1st Lien
6.879%, 11/22/2023	1,342	1,332
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.739%, VAR LIBOR+3.250%, 04/28/2022	758	713
Air Medical Group Holdings Inc., Term Loan, 1st Lien
6.740%, VAR LIBOR+4.250%, 03/14/2025	1,029	966

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Akorn Inc., Loan Loan, 1st Lien
8.000%, VAR LIBOR+4.250%, 04/16/2021	$783	$632
AkzoNobel, Term Loan B, 1st Lien
5.740%, 10/01/2025	761	749
Aleris International, Term Loan, 1st Lien
7.243%, 02/27/2023	1,944	1,940
Alvogen Pharma, Tem Loan, 1st Lien
7.240%, 04/01/2022	1,334	1,295
AMC Entertainment, Term Loan B, 1st Lien
0.000%, 03/20/2026 (G)	1,085	1,076
American Tire Distributors, Term Loan, 1st Lien
10.129%, VAR LIBOR+4.250%, 09/02/2024	1,844	1,641
Arby’s Restaurant Group Inc., Term Loan B, 1st Lien
5.739%, 02/05/2025	947	922
Arby’s Restaurant Group Inc.. Term Loan B, 1st Lien
5.690%, 02/05/2025	2	2
Ascend Learning, Term Loan B, 1st Lien
5.499%, VAR LIBOR+3.250%, 07/12/2024	143	140
Asurion LLC, Term Loan B, 2nd Lien
8.999%, VAR LIBOR+6.000%, 08/04/2025	2,313	2,341
Avaya Inc., Term Loan B, 1st Lien
6.849%, 12/15/2024	323	321
6.734%, 12/15/2024	536	533
Bausch Health Companies Inc., Term Loan B, 1st Lien
5.481%, VAR LIBOR+3.000%, 06/02/2025	565	561
Big River Steel LLC, Term Loan, 1st Lien
7.601%, VAR LIBOR+5.000%, 08/23/2023	1,305	1,309
Bison Midstream, Term Loan B, 1st Lien
6.487%, 05/21/2025	673	638
Boart Longyear, Term Loan, 1st Lien
11.000%, 10/23/2020 (B)(C)	163	163
BPA Laboratories, Term Loan, 2nd Lien
10.553%, 04/29/2020 (B)(C)	181	166
Broadriders, Term Loan B, 1st Lien
8.999%, 04/23/2024	1,583	1,570
Brookfield Property REIT Inc., Term Loan B, 1st Lien
4.996%, 08/27/2025	1,386	1,332
4.993%, 08/27/2025	344	331
Builders FirstSource Inc., Term Loan B, 1st Lien
5.601%, 02/29/2024	1,015	981

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Burlington Coat Factory Warehouse Corp., Term Loan B, 1st Lien
4.490%, 11/17/2024	$794	$786
BWAY Holding Company, Term Loan B, 1st Lien
6.033%, VAR LIBOR+3.250%, 04/03/2024	4,071	3,967
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 12/23/2024	967	953
California Resources Corp., Term Loan, 1st Lien
12.871%, VAR LIBOR+10.375%, 12/31/2021	3,262	3,436
7.246%, VAR LIBOR+4.750%, 12/31/2022	1,482	1,455
Camping World, Term Loan B, 1st Lien
5.240%, 11/08/2023	324	291
Carestream Health Inc., Extended Term Loan, 1st Lien
8.249%, 02/28/2021	1,030	1,004
Cengage Learning Inc., Term Loan B, 1st Lien
6.736%, VAR LIBOR+4.250%, 06/07/2023	3,576	3,209
CenturyLink Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 01/31/2025	933	914
Cenveo Corp., Term Loan, 1st Lien
11.487%, 06/07/2023	1,400	1,290
Ceridian HCM Holding Inc., Term Loan B, 1st Lien
5.743%, 04/30/2025	1,072	1,068
Charter Communications Operating LLC, Term Loan B, 1st Lien
4.500%, VAR LIBOR+2.000%, 04/30/2025	964	956
Claire’s Stores, Term Loan, 1st Lien
6.250%, 10/12/2038 (C)(F)	581	872
Clear Channel Communications Inc., Term Loan D, 1st Lien
11.243%, VAR LIBOR+6.750%, 01/30/2020 (D)	760	540
ClubCorp Club Operations Inc., Term Loan B, 1st Lien
5.553%, VAR LIBOR+3.250%, 09/18/2024	984	929
Contura Energy Inc., Term Loan, 1st Lien
7.493%, VAR LIBOR+5.000%, 11/10/2025 (C)	1,342	1,325
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
7.000%, 05/13/2022	6,044	5,933

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CWGS Group LLC, Term Loan B, 1st Lien
5.249%, 11/08/2023	$2	$2
Diebold Nixdorf, Term Loan A1, 1st Lien
11.750%, 08/31/2022	937	992
Diebold Nixdorf, Term Loan B, 1st Lien
5.313%, VAR LIBOR+2.750%, 11/06/2023 (G)	23	22
Ditech Holding Corporation, Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 06/30/2022 (D)	19	13
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.601%, VAR LIBOR+8.000%, 09/30/2020 (C)	2,263	2,240
Envision Healthcare Corp., Term Loan, 1st Lien
6.249%, 10/10/2025	3,035	2,835
Epic Crude Services L.P., Term Loan B, 1st Lien
7.490%, 02/21/2026	1,720	1,698
EPIC Y-Grade Services, Term Loan, 1st Lien
7.999%, 06/13/2024 (C)	2,078	2,021
Equinox Holdings, Term Loan, 1st Lien
5.493%, 03/08/2024	1,846	1,833
Equitrans Midstream, Term Loan, 1st Lien
7.000%, 01/31/2024	600	600
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
7.243%, VAR LIBOR+4.750%, 04/28/2021	1,920	1,606
Financial & Risk US Holdings Inc., Term Loan B, 1st Lien
6.249%, 10/01/2025	2,656	2,577
Flex Acquisition Company Inc., Term Loan, 1st Lien
5.626%, VAR LIBOR+3.000%, 12/29/2023	1,052	1,017
4.695%, 12/29/2023	3	3
Foresight Energy LLC, Term Loan, 1st Lien
8.379%, VAR LIBOR+5.750%, 03/28/2022	1,253	1,223
Formula One Management Ltd., Term Loan B, 1st Lien
4.999%, VAR LIBOR+2.500%, 02/01/2024	2,700	2,597
Forterra Finance LLC, Term Loan B, 1st Lien
5.499%, VAR LIBOR+3.000%, 10/25/2023	2,692	2,472
Frontier Communications Corp., Term Loan B1, 1st Lien
6.250%, VAR LIBOR+3.750%, 06/15/2024	1,537	1,499

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Frontier Communications Corp., Term Loan, 1st Lien
5.250%, 03/31/2021	$249	$249
Gardner Denver Inc., Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 07/30/2024	1,361	1,359
General Nutrition Centers Inc., Term Loan, 1st Lien
9.500%, VAR LIBOR+7.000%, 12/31/2022	580	585
Go Wireless Inc., Term Loan B, 1st Lien
8.999%, 12/24/2022	743	726
Golden Nugget Inc., Term Loan B, 1st Lien
5.243%, VAR LIBOR+2.750%, 10/04/2023	1,446	1,431
5.234%, VAR LIBOR+2.750%, 10/04/2023	270	267
Green Energy Partners/Stonewall LLC, Term Loan B1, 1st Lien
8.303%, VAR LIBOR+5.500%, 11/13/2021	406	401
Gulf Finance LLC, Term Loan B, 1st Lien
8.060%, 08/25/2023	335	266
7.750%, VAR LIBOR+5.250%, 08/25/2023	928	737
Hillman Group, Term Loan B, 1st Lien
6.803%, 05/30/2025	505	481
Hub International Ltd., Term Loan B, 1st Lien
5.515%, 04/25/2025	1,026	991
5.375%, 04/25/2025	3	2
Husky IMS, Term Loan B, 1st Lien
5.499%, 03/28/2025	1,092	1,013
Indivior Finance S.a.r.l., Term Loan B, 1st Lien
7.250%, 12/19/2022	665	650
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.990%, 01/02/2024	325	326
Intelset Jackson Holdings S.A., Term Loan B3, 1st Lien
6.240%, 11/27/2023	209	206
Iron Mountain Inc., Term Loan, 1st Lien
4.231%, 06/04/2023 (C)	1,370	1,333
JBS USA Lux S.A., Term Loan B, 1st Lien
4.999%, VAR LIBOR+2.500%, 10/30/2022	146	145
4.982%, VAR LIBOR+2.500%, 10/30/2022	854	847
KCA, Term Loan B, 1st Lien
9.351%, 02/28/2023	234	199
KIK Custom Products, Term Loan, 1st Lien
6.493%, 05/15/2023	325	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Life Time Fitness Inc., Term Loan, 1st Lien
5.379%, VAR LIBOR+3.000%, 06/10/2022	$1,579	$1,558
5.243%, 06/10/2022	4	4
Lifescan, Term Loan, 1st Lien
8.797%, 10/01/2024	1,985	1,906
Ligado Networks LLC, Term Loan, 2nd Lien
15.270%, VAR LIBOR+12.500%, 12/07/2020 (C)(G)	36	9
MA Financeco LLC, Term Loan B2, 1st Lien
4.749%, VAR LIBOR+2.500%, 11/19/2021	1,350	1,316
Mashantucket (Western) Pequot Tribe, Term Loan A, 1st Lien
10.624%, VAR LIBOR+8.125%, 06/30/2020 (C)	7,012	6,959
Mashantucket (Western) Pequot Tribe, Term Loan, 1st Lien
5.999%, VAR LIBOR+3.750%, 06/30/2020 (C)	225	223
Mavenir Systems Inc., Term Loan B, 1st Lien
8.500%, 05/08/2025	2,987	2,965
McDermott International Inc., Term Loan B, 1st Lien
7.493%, 05/12/2025	1,322	1,264
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 05/04/2022	2,546	2,336
Medical Card System Inc., Term Loan, 1st Lien
5.500%, VAR LIBOR+0.500%, 09/02/2019 (B)(C)(F)	1,448	1,388
MEG Energy Corp., Term Loan, 1st Lien
6.000%, VAR LIBOR+3.500%, 12/31/2023	55	55
Metroflag, 2nd Lien
14.000%, 01/06/2009 (C)	300	–
MGM Resorts International, Term Loan A, 1st Lien
4.749%, 12/21/2023	385	381
Mitel Networks, Term Loan, 1st Lien
6.993%, 11/30/2025	820	804
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 10/13/2023	1,620	1,530
Moneygram International Inc., Term Loan, 1st Lien
5.743%, VAR LIBOR+3.250%, 03/27/2020	1,191	1,114

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Monitronics International Inc., Term Loan B2, 1st Lien
8.101%, 09/30/2022	$4,846	$4,035
Murray Energy Corp., Term Loan B2, 1st Lien
9.879%, 10/17/2022	2,375	1,952
Navistar Inc., Term Loan B, 1st Lien
6.000%, 11/06/2024	2,835	2,822
Neiman Marcus Group Inc., Term Loan, 1st Lien
5.733%, VAR LIBOR+3.250%, 10/25/2020	2,059	1,909
New LightSquared LLC, Term Loan, 1st Lien
11.357%, VAR LIBOR+0.000%, 12/07/2020	107	79
New rue21 LLC, Term Loan, 1st Lien
12.500%, VAR FIXED+12.500%, 09/22/2022	135	108
Nielsen Finance LLC, Term Loan B4, 1st Lien
4.493%, 10/04/2023	373	365
Nine West Holdings Inc., Term Loan (Unsecured)
6.954%, VAR LIBOR+5.250%, 01/08/2020 (C)(D)	3,793	1,991
Nine West Holdings Inc., Term Loan, 1st Lien
0.000%, 03/19/2024 (G)	1,865	1,840
Onex Carestream Finance L.P., Term Loan, 2nd Lien
10.993%, VAR LIBOR+8.500%, 12/07/2019 (C)	1,621	1,578
P2 Upstream Acquisition Co., Term Loan, 1st Lien
6.740%, VAR LIBOR+4.000%, 10/30/2020	712	703
Panther BF Aggregator 2 Power Solutions, Term Loan, 1st Lien
0.000%, 03/18/2026 (G)	1,515	1,497
Paperworks, Term Loan, 1st Lien
13.000%, 02/22/2023 (C)	726	762
Patterson Companies, Term Loan B, 1st Lien
7.384%, 08/29/2022	3	3
Patterson Medical, Term Loan, 1st Lien
7.494%, 08/29/2022	1,992	1,907
Petco Animal Supplies Inc., Term Loan B1, 1st Lien
5.994%, VAR LIBOR+3.000%, 01/26/2023	2,551	1,933
PetSmart Inc., Term Loan B2, 1st Lien
5.490%, VAR LIBOR+3.000%, 03/11/2022	1,639	1,468
Plantronics Inc., Term Loan B, 1st Lien
4.993%, 07/02/2025	620	608
Prairie ECI Acquiroro L.P., Term Loan, 1st Lien
7.366%, 03/11/2026	1,399	1,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pure Fishing, Term Loan, 1st Lien
7.322%, 12/22/2025	$1,540	$1,523
Quorum Health Corp., Term Loan, 1st Lien
9.243%, VAR LIBOR+6.750%, 04/29/2022	922	905
Radio One Inc., Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+4.000%, 04/18/2023	611	581
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
6.982%, 11/16/2025	4,749	4,691
Revlon Consumer Products Corp., Term Loan B, 1st Lien
6.129%, VAR LIBOR+3.500%, 09/07/2023	2,073	1,496
6.101%, VAR LIBOR+3.500%, 09/07/2023	10	7
Schenectady International Group Inc., Term Loan, 1st Lien
7.537%, 10/15/2025	951	948
Scientific Games International Inc., Term Loan B, 1st Lien
5.329%, VAR LIBOR+2.750%, 08/14/2024	2,393	2,328
5.249%, VAR LIBOR+2.750%, 08/14/2024	430	418
5.243%, 08/14/2024	4	3
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.776%, VAR LIBOR+5.000%, 11/28/2021	1,046	1,021
7.728%, VAR LIBOR+5.000%, 11/28/2021	3	3
SI Group, Term Loan, 1st Lien
7.537%, 10/15/2025	957	955
Sprint Communications Inc., Term Loan, 1st Lien
5.500%, 02/02/2024 (C)	1,276	1,255
Staples Inc., Term Loan B, 1st Lien
6.489%, VAR LIBOR+4.000%, 09/12/2024	1,948	1,931
Starfruit Finco BV, Term Loan B, 1st Lien
5.740%, 10/01/2025	148	146
Steinway Musical Instruments Inc., Term Loan B, 1st Lien
6.232%, 02/14/2025	1,340	1,306
Syniverse Holdings Inc., Term Loan, 1st Lien
7.484%, VAR LIBOR+5.000%, 03/09/2023	2,971	2,721
Team Health Holdings, Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 02/06/2024	2,700	2,394

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Thor Industries, Term Loan B, 1st Lien
6.250%, 02/01/2026	$1,473	$1,402
TransDigm Inc., Term Loan E, 1st Lien
4.999%, 05/30/2025	248	241
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
6.500%, VAR LIBOR+4.000%, 09/27/2024	1,106	1,104
Ultra Resources, Term Loan, 1st Lien
6.481%, 04/12/2024	1,484	1,281
Vistra Operations Company LLC, Term Loan B3, 1st Lien
4.493%, 12/31/2025	122	120
4.482%, 12/31/2025	332	326
Weight Watchers International Inc., Term Loan B, 1st Lien
7.560%, 11/29/2024	798	758
Weight Watchers International, Term Loan B, 1st Lien
7.150%, 11/29/2024	11	10
Windstream Services LLC, Term Loan B, 1st Lien
10.500%, VAR LIBOR+4.000%, 03/29/2021	2,069	2,071
9.750%, VAR LIBOR+3.250%, 02/17/2024	579	573
Woodford Express, Term Loan B, 1st Lien
7.499%, 01/27/2025	1,249	1,207

Total Loan Participations (Cost $181,121) ($ Thousands)		177,530

ASSET-BACKED SECURITIES — 9.2%

Other Asset-Backed Securities — 9.2%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
3.005%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(C)	587	20
B&M CLO, Ser 2014-1A, Cl E
8.529%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(C)	2,480	2,130
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(C)(H)	5,640	28
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(C)(H)	3,274	229
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(C)(H)	4,490	1,931
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2030 (A)(C)(F)(H)	3,390	2,170
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(C)(F)(H)	4,450	3,693

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(C)(H)	$5,857	$4,569
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(C)(H)	4,663	3,824
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(H)	3,427	3,063
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(C)(F)(H)	2,531	1,164
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(H)	3	1,608
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(H)	2,293	1,972
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(C)(H)	6,387	192
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (C)(H)	10,259	7,961
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(C)(H)	7,502	5,326
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (C)(H)	6,715	5,000
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(C)(F)(H)	6,720	5,645
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(C)(H)	6,228	4,360
Benefit Street Partners CLO XIV, Warehouse Note, Ser 2018-14A
0.000%, 04/20/2031 (A)(C)(H)	3,809	3,085
Benefit Street Partners Static CLO, Warehouse Note
0.000%, (C)(H)(I)	1,371	1,355
Cathedral Lake CLO, Ser 2015-3A
0.000%, 01/15/2026 (A)(C)(H)	1,869	1,514
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(C)(H)	3,139	2,699
CVP Cascade CLO, Ser 2014-2A, Cl D
7.580%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(C)	759	689
CVP Cascade CLO, Ser 2014-2A, Cl E
8.580%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(C)	2,469	2,061
Dryden 75 CLO, Ser 2019-75A
0.000%, 01/15/2029 (A)(C)(H)	2,269	1,883
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
9.961%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(C)	3,890	3,754
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(C)(H)	2,907	1,197
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(C)(H)	4,860	3,985
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(C)(H)	4,519	3,344

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2015-1A, Cl ER
10.147%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(C)	$3,253	$3,043
Great Lakes CLO, Ser 2015-1A, Cl FR
12.787%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(C)	1,198	1,022
Great Lakes CLO, Ser 2017-1A, Cl ER
10.287%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(C)	3,321	3,220
Great Lakes CLO, Ser 2017-1A, Cl FR
12.787%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(C)	1,940	1,739
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2029 (A)(C)(H)	2,484	1,838
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(C)(H)	651	566
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
10.321%, VAR ICE LIBOR USD 3 Month+7.560%, 07/07/2029 (A)(C)	3,223	3,025
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(C)(H)	1,169	1,017
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.850%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(C)	1,559	1,442
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(C)(H)	3,797	2,886
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.621%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(C)	2,499	2,299
Neuberger Berman CLO XVI-S, Ser 2018-16SA
0.000%, 01/15/2028 (A)(C)(H)	1,459	1,262
Neuberger Berman CLO XXII, Ser 2016-22A
0.000%, 10/17/2027 (A)(C)(H)	3,640	2,439
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(C)	112	51
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.821%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(C)	3,439	3,370
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(C)(H)	7,983	5,044
OCP CLO, Ser 2012-2A
0.000%, 11/22/2025 (A)(C)(H)	2,615	190
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(C)(H)	1,655	1,192
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(C)(H)	7,935	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (C)(H)	$6,388	$4,791
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (C)(H)	9,085	7,806
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(C)(H)	4,194	3,083
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(C)(H)	2,978	2,198
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(C)(H)	11,892	9,662
Venture CDO, Ser 2016-25A
0.000%, 04/20/2029 (A)(C)(H)	2,030	1,533
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(C)(H)	1,609	1,126
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(C)(H)	3,228	2,647

Total Asset-Backed Securities (Cost $126,511) ($ Thousands)		148,966

	Shares

COMMON STOCK — 1.1%
21st Century Oncology *(B)(C)(F)	1,533	65
Amplify Energy Corp *(B)	87,414	595
Aspect Software, Cl CR1 *(B)(C)	27,500	—
Aspect Software, Cl CR2 *(B)(C)	11,134	—
Avaya Holdings Corp *	26,343	443
Berry Petroleum (Escrow Security) *(C)	3,278,000	—
Berry Petroleum Corp	323,765	3,736
Boart Longyear *(B)	66,285,402	188
Caesars Entertainment Corp *	38,612	336
Cenveo Corp *(B)	38,426	500
CEVA Holdings *(C)	561	12
CHC Group LLC *	1,075	—
CUI Acquisition *(B)(C)(F)	3	150
Cumulus Media Inc, Cl A *(B)	59,587	1,073
Global Aviation Holdings Inc, Cl A *(C)	97,655	—
Gymboree *(B)(C)	40,312	20
Halcon Resources Corp *	68,040	92
Jupiter Resources *(B)	317,569	992
Medical Card Systems *(B)(C)	284,758	—
Mmodal *(C)	148,769	785
Paperworks Industries, Inc. *(C)(F)	52,360	1,058
Quad/Graphics Inc	166	2
Reichhold Industries *(B)(C)(F)	1,427	1,234
Remington Outdoor Company Inc *(B)(C)(F)	12,794	22
Rue 21 *	55,057	143
SandRidge Energy *(B)	3,760,982	64
TE Holdcorp *(B)	50,160	16
Titan Energy LLC *	22,243	1
UCI International Holdings *(B)(C)(F)	27,268	539
VICI Properties Inc (B)	93,193	2,039

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Energy Corp	114,326	$2,976

Total Common Stock (Cost $23,571) ($ Thousands)		17,081

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.5%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(C)	$3,540	3,663

Puerto Rico — 0.3%
Commonwealth of Puerto Rico, GDB Debt
Recovery Authority, RB
7.500%, 08/20/2040	1,449	1,090
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.250%, 07/01/2023 (C)(D)	350	185
5.125%, 07/01/2037 (D)	340	178
5.000%, 07/01/2041 (D)	765	400
Puerto Rico Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (D)	250	176
Puerto Rico Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (C)(D)	165	117
5.500%, 07/01/2021 (C)(D)	170	121
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (D)	345	243
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2025 (C)(D)	190	135
5.250%, 07/01/2027 (D)	245	173
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (C)(D)	480	340
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2027 (D)	320	226
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (C)(D)	390	277
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2038 (D)	75	53
5.250%, 07/01/2033 (D)	105	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (C)(D)	$60	$42

		3,830

Total Municipal Bonds (Cost $7,370) ($ Thousands)		7,493

CONVERTIBLE BONDS — 0.4%
CHC Group CV to 125.0000
10.717%, 10/01/2020 (C)	55	19
Cheniere Energy CV to 83.03
4.250%, 03/15/2045	615	481
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	100	93
DISH Network CV to 12.1630
2.375%, 03/15/2024	602	496
GenOn CV to 14.7167
0.000%, 06/15/2021 (C)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,061	2,762
Liberty Media CV to 22.94686
4.000%, 11/15/2029	494	339
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	339
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	1,710	2,199
Weatherford International CV to 129.1656
5.875%, 07/01/2021	425	343

Total Convertible Bonds (Cost $6,837) ($ Thousands)		7,071

	Shares

PREFERRED STOCK — 0.2%
21st Century Oncology, 0.000% *(B)(C)(F)	1,943	461
CEVA Holdings, 0.000% *(C)	1,214	26
Claire’s Stores, 0.000% *(B)(C)	739	793
Crestwood Equity Partners, 9.250%	82,000	764
FHLMC, 0.000% *	16,903	258
FNMA, 0.000% *	24,650	411
TE Holdcorp, 0.000% *(B)(C)	81,045	182
VICI Properties, 0.000% (B)	38,747	848

Total Preferred Stock (Cost $4,403) ($ Thousands)		3,743

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $– *	10,632	$178
Guitar Center, Expires 12/30/2027 Strike Price $– *(C)	12,965	–
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)(C)	2,496	–
Lion Holding, Expires 12/30/2027 Strike Price $– *(B)	1,575	–
Remington Arms, Expires Strike Price $– *(B)	12,902	–
SandRidge Energy, Expires 10/04/2022 Strike Price $42 *(B)	3,108	–
SandRidge Energy, Expires 10/04/2022 Strike Price $41 *(B)	7,382	–

Total Warrants (Cost $186) ($ Thousands)		178

	Number of Rights

RIGHTS — 0.0%
Texas Competitive Electric Holdings LLC
0.000 *‡‡(B)	218,213	157

Total Rights (Cost $295) ($ Thousands)		157

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.480% **†(J)	1,142	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	91,287,078	91,287

Total Cash Equivalent (Cost $91,287) ($ Thousands)		91,287

Total Investments in Securities — 99.8% (Cost $1,634,352) ($ Thousands)		$1,611,535

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

High Yield Bond Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX NA.HY.29 5Y	Sell	5.00%	Quarterly	12/20/2022	(7,014)	$472	$436	$36
CDX.NA.HY.30.5Y	Sell	5.00%	Quarterly	06/20/2023	(2,100)	144	138	6
CDX.NA.HY.31.5Y	Sell	5.00%	Quarterly	12/20/2023	(792)	52	(43)	95

						$668	$531	$137

A list of the open OTC swap agreements held by the Fund at March 31, 2019 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America	IBOXHY_JUN19_280.40	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	9,466	$(137)	$50	$(187)
JPMorgan Chase	IBOXHY_JUN19_280.25	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	8,650	(130)	44	(174)
JPMorgan Chase	IBOXHY_JUN19_281.25	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	458	(6)	2	(8)
JPMorgan Chase	IBOXHY_JUN19_281.63	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	458	(5)	2	(7)

								$(278)	$98	$(376)

Percentages are based on Net Assets of $1,615,485 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $821,457 ($ Thousands), representing 50.8% of the Net Assets of the Fund.

(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $18,389 ($ Thousands) and represented 1.1% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Security is in default on interest payment.

(E)	Securities considered restricted. The total market value of such securities as of March 31, 2019 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2019 was $19,494 ($ Thousands) and represented 1.2% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	Interest rate unavailable.

(I)	Maturity date not available.

(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $1 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

OTC — Over the counter

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,152,464	$5,564	$1,158,028
Loan Participations	–	155,245	22,285	177,530
Asset-Backed Securities	–	–	148,966	148,966
Common Stock	11,545	1,651	3,885	17,081
Municipal Bonds	–	2,614	4,879	7,493
Convertible Bonds	–	7,052	19	7,071
Preferred Stock	1,175	1,107	1,461	3,743
Warrants	–	178	–	178
Rights	–	157	–	157
Affiliated Partnership	–	1	–	1
Cash Equivalent	91,287	–	–	91,287

Total Investments in Securities	$104,007	$1,320,469	$187,059	$1,611,535

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$ —	$ 137	$ —	$137
OTC Swaps
Total Return Swaps *
Unrealized Depreciation	—	(376)	—	(376)

Total Other Financial Instruments	$ —	$ (239)	$ —	$ (239)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock
Balance as of October 1, 2018	$7,195	$18,137	$160,025	$6,587	$5,126	$55	$1,046
Accrued discounts/premiums	2	(81)	92	–	–	9	–
Realized gain/(loss)	–	(2,481)	4,766	3,945	21	–	871
Change in unrealized appreciation/ (depreciation)	(128)	2,003	(6,866)	(2,095)	11	(45)	(619)
Purchases	–	729	18,682	–	–	–	163
Sales	–	(5,371)	(27,733)	(5,214)	(1,495)	–	–
Net transfer into Level 3	1,740	16,115	–	804	1,216	–	–
Net transfer out of Level 3	(3,245)	(6,766)	–	(142)	–	–	–

Ending Balance as of March 31, 2019 (1)	$5,564	$22,285	$148,966	$3,885	$4,879	$19	$1,461

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(4,310)	$1,895	$(3,707)	$(511)	$134	$(27)	$(581)

(1) Of the $187,059 ($ Thousands) in Level 3 securities as of March 31, 2019, $6,822 ($ Thousands) or 0.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$—	$1	$ —	$—	$ —	$1	$—
SEI Daily Income Trust, Government Fund, Cl F	70,705	380,284	(359,702)	—	—	91,287	717

Totals	$70,705	$380,285	$(359,702)	$ —	$ —	$91,288	$717

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER — 45.4%

Banks — 3.8%
BPCE
2.689%, 10/01/2019 (A)(B)	$1,500	$1,480
Oversea-Chinese Banking
2.652%, 04/08/2019 (B)	4,000	4,000
United Overseas Bank
2.910%, 05/17/2019 (A)(B)	4,000	3,986

		9,466

Communication Services — 0.9%
Rogers Communications
2.709%, 04/22/2019 (A)(B)	2,200	2,196

Consumer Discretionary — 0.9%
Autozone
2.654%, 04/18/2019 (A)	2,300	2,296

Consumer Staples — 1.5%
Nestle Finance International
2.580%, 08/21/2019 (A)(B)	4,000	3,959

Financials — 35.4%
Albion Capital
2.531%, 04/05/2019 (A)	5,536	5,533
Atlantic Asset Securitization
2.420%, 04/01/2019 (A)	1,100	1,100
Australia & New Zealand Banking Group
2.893%, 01/10/2020 (B)	1,500	1,503
Bennington Stark Capital
2.501%, 04/03/2019 (A)	4,000	3,999
CAFCO
2.770%, 04/12/2019 (A)	5,000	4,995
2.608%, 05/14/2019 (A)	3,000	2,991
Chariot Funding
2.860%, 04/30/2019 (A)(B)	2,800	2,794
2.660%, 10/07/2019 (A)	4,000	3,945
2.451%, 04/02/2019 (A)	3,000	2,999
CPPIB Capital
2.701%, 03/09/2020 (A)	3,000	2,920
Crown Point Capital
2.501%, 04/01/2019 (A)(B)	4,500	4,499
Federation Des Caisses Desjardins
2.863%, 12/10/2019 (B)	2,000	2,003
2.728%, 04/12/2019 (A)	4,000	3,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Landesbank Baden-Wurttemberg
2.501%, 04/05/2019 (A)	$7,000	$6,997
Lexington Parker Capital
2.603%, 05/06/2019 (A)	2,000	1,995
Liberty Street Funding
2.597%, 05/13/2019 (A)	3,000	2,991
Manhattan Asset Funding
2.508%, 04/23/2019 (A)	4,000	3,993
Metlife Short Term Fund
2.624%, 09/09/2019 (A)	3,000	2,965
Old Line Funding
2.845%, 08/14/2019 (B)	4,000	3,961
2.840%, 04/26/2019 (A)(B)	2,000	1,996
Omers Finance Trust
2.668%, 05/06/2019 (A)(B)	8,000	7,979
Sumitomo Mitsui Trust Bank
2.579%, 07/09/2019 (A)	2,000	1,985
Suncorp-Metway
2.895%, 06/11/2019 (A)(B)	3,000	2,984
2.840%, 05/01/2019 (A)(B)	2,000	1,995
2.810%, 04/23/2019 (A)(B)	1,000	998
Swedbank
2.599%, 05/17/2019 (A)	5,000	4,984
UBS
2.945%, 12/19/2019 (B)	$1,500	1,502

		90,602

Industrials — 2.0%
Coca-Cola
3.065%, 12/09/2019 (A)(B)	3,000	2,943
Eaton Corporation
2.663%, 04/10/2019 (A)	2,300	2,298

		5,241

Materials — 0.9%
Nutrien
2.681%, 04/03/2019 (A)	2,300	2,299

Total Commercial Paper (Cost $116,057) ($ Thousands)		116,059

CORPORATE OBLIGATIONS — 3.9%

Consumer Discretionary — 1.6%
Jets Stadium Development
2.490%, 04/01/2047 (B) (C)	4,000	4,000

Financials — 2.3%
Australia & New Zealand Banking Group MTN
1.600%, 07/15/2019	1,500	1,495
Bank of Montreal
3.129%, VAR ICE LIBOR USD 3 Month+0.330%, 07/11/2019	2,500	2,502

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Australia Bank
1.375%, 07/12/2019	$2,000	$1,993

		5,990

Total Corporate Obligations (Cost $9,988) ($ Thousands)		9,990

CERTIFICATES OF DEPOSIT — 43.1%
Bank of Montreal
2.893%, 12/10/2019	2,000	2,004
2.862%, 01/17/2020	1,500	1,503
Bank of Nova Scotia
2.833%, 09/20/2019	2,000	2,002
Bedford Row Funding
2.830%, 08/02/2019 (B)	2,000	2,000
BNP Paribas
2.930%, 04/18/2019	2,000	2,000
2.874%, 04/04/2019	1,500	1,500
2.799%, 09/27/2019	3,000	3,002
2.784%, 05/15/2019	2,000	2,001
Canadian Imperial Bank of Commerce
2.873%, 12/06/2019	1,000	1,002
2.792%, 07/16/2019	2,000	2,001
2.786%, 07/25/2019	2,500	2,502
2.653%, 04/10/2019	2,000	2,000
MUFG Bank
2.843%, 02/24/2020	1,500	1,500
Credit Agricole
2.763%, 03/20/2020	1,000	1,000
Credit Suisse Ag
2.830%, 07/12/2019	2,000	2,002
HSBC Bank
2.929%, 04/24/2019 (A)(B)	3,000	3,000
Ing Us Funding
2.860%, 10/04/2019	3,000	3,004
Landesbank Hessen Thueringen Giroz
2.450%, 04/04/2019	10,000	10,000
Mitsubishi Ufj Trust And Banking
2.650%, 06/07/2019	3,000	3,000
Mizuho Bank NY
2.930%, 04/18/2019 (B)	2,000	2,000
2.772%, 05/08/2019 (B)	6,000	6,002
2.761%, 07/30/2019 (B)	2,000	2,000
National Australia Bank
2.740%, 04/02/2019 (B)	3,000	3,000
National Bank Of Canada
2.623%, 12/11/2019	3,000	3,000
Royal Bank of Canada
2.930%, 01/09/2020	2,500	2,505
2.794%, 05/20/2019	2,000	2,001
2.792%, 08/16/2019	1,300	1,301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATES OF DEPOSIT (continued)
Skandinaviska Enskilda Banken
2.713%, 06/14/2019	$3,000	$3,001
Standard Chartered Bank
3.009%, 04/24/2019	2,500	2,500
Sumitomo Mitsui Banking
2.897%, 04/15/2019	3,500	3,500
Sumitomo Mitsui Trust Bank
2.895%, 04/05/2019	2,000	2,000
2.841%, 02/25/2020	2,000	2,000
2.829%, 08/16/2019	1,500	1,501
Svenska Handelsbanken
2.887%, 06/07/2019 (B)	2,750	2,752
2.835%, 12/19/2019 (B)	2,500	2,503
2.731%, 05/07/2019 (B)	3,000	3,000
Swedbank
2.747%, 05/21/2019	3,500	3,501
UBS
3.124%, 04/04/2019 (B)	1,500	1,500
2.972%, 07/23/2019 (B)	2,500	2,501
2.913%, 05/31/2019 (B)	2,500	2,502
2.890%, 07/02/2019 (B)	1,000	1,001
2.756%, 08/28/2019 (B)	1,500	1,500
Westpac Banking
2.916%, 11/01/2019 (B)	1,000	1,000
2.812%, 11/08/2019 (B)	2,000	2,002
2.778%, 02/03/2020	3,000	3,000

Total Certificates of Deposit (Cost $110,051) ($ Thousands)		110,096

REPURCHASE AGREEMENTS — 7.8%
Goldman Sachs
2.550%, dated 03/29/2019, to be repurchased on 04/01/2019, repurchase price $2,000,425 (collateralized by FNMA obligations, par value $1,982,466, 4.000%, 11/20/2048; total market value $2,040,000) (D)	2,000	2,000
TD Securities
2.600%, dated 03/29/2019, to be repurchased on 04/01/2019, repurchase price $2,003,900 (collateralized by FNMA obligations, par value $18,275,414, 4.000%, 12/01/2048; total market value $18,540,001) (D)	18,000	18,000

Total Repurchase Agreements (Cost $20,000) ($ Thousands)		20,000

Total Investments in Securities — 100.2% (Cost $256,096) ($ Thousands)		$256,145

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Conservative Income Fund (Concluded)

Percentages are based on Net Assets of $255,595 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $93,041 ($ Thousands), representing 36.4% of the Net Assets of the Fund.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Tri-Party Repurchase Agreement.

Cl— Class

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — United States Dollar

VAR — Variable Rate

As of March 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Free Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 79.1%
Alaska — 1.8%
Alaska State, Housing Finance Authority, Ser B, RB
Callable 04/04/2019 @ 100
1.480%, 12/01/2041 (A)	$3,300	$3,300

Arizona — 1.1%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
1.530%, 09/01/2035 (A)(B)	2,000	2,000

Connecticut — 3.1%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
1.500%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
1.500%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser C, GO
1.570%, 05/15/2034 (A)	3,570	3,570

		5,720

District of Columbia — 2.6%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB
Callable 04/01/2019 @ 100
1.550%, 07/01/2032 (A)(B)	2,400	2,400
District of Columbia, Georgetown University Project, RB
1.500%, 04/01/2041 (A)(B)	390	390
District of Columbia, Medlantic/Helix Project, Ser A, RB
Callable 04/01/2019 @ 100
1.470%, 08/15/2038 (A)(B)	50	50
RBC Municipal Products Trust, Ser 2018- G63, GO
1.530%, 12/01/2023 (A)(B)(C)	2,000	2,000

		4,840

Florida — 3.1%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC
Callable 04/01/2019 @ 100
1.600%, 11/15/2029 (A)	80	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
1.600%, 04/01/2032 (A)(B)	$5,695	$5,695

		5,775

Georgia — 1.1%
Monroe County, Development Authority, Oglethorpe Power Project, Ser B, RB
1.600%, 01/01/2036 (A)(B)	2,000	2,000

Illinois — 5.6%
Illinois State, Finance Authority, Advocate Healthcare Network Project, Sub-Ser C2B, RB
1.600%, 11/01/2038 (A)	1,800	1,800
Illinois State, Finance Authority, Sub-Ser C-1, RB
1.600%, 11/01/2038 (A)	700	700
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
1.600%, 06/01/2029 (A)(B)	1,800	1,800
Illinois State, Housing Development Authority, Sub-Ser, RB
1.470%, 02/01/2038 (A)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2015- XF1043, RB
1.560%, 03/01/2033 (A)(C)	4,250	4,250
Tender Option Bond Trust Receipts, Ser 2017- XG0133, RB
1.540%, 01/04/2020 (A)(C)	840	840

		10,390

Indiana — 6.0%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB
1.490%, 09/01/2043 (A)(B)	4,100	4,100
Indiana State, Finance Authority, RB
1.550%, 02/01/2039 (A)	7,100	7,100

		11,200

Iowa — 5.7%
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
1.920%, 04/01/2022 (A)(B)	6,300	6,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 04/01/2019 @ 100
1.520%, 09/01/2036 (A)	1,500	1,500

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
1.520%, 05/01/2023 (A)	$2,700	$2,700

		10,500

Kansas — 1.1%
Manhattan, Industrial Development Authority, Florence Kansas Project, AMT, RB
1.560%, 04/01/2028 (A)(B)	2,000	2,000

Louisiana — 1.8%
Ascension Parish, Industrial Development Board, BASF Project, RB
Callable 04/01/2019 @ 100
1.560%, 10/01/2039 (A)	2,000	2,000
Saint Charles Parish, Pollution Control, Shell Oil Project, Ser B, RB
1.510%, 10/01/2022 (A)	1,400	1,400

		3,400

Maryland — 2.0%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 04/01/2019 @ 100
1.530%, 02/01/2041 (A)	1,070	1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.700%, 04/01/2033 (A)(B)	1,000	1,000
Maryland State, Industrial Development Financing Authority, RB
1.710%, 03/01/2030 (A)	1,600	1,600

		3,670

Massachusetts — 1.3%
Massachusetts State, Water Resources Authority, Sub-Ser A-3, RB
1.470%, 08/01/2037 (A)	1,600	1,600
University of Massachusetts, Building Authority, Ser 1, RB
1.520%, 11/01/2034 (A)	800	800

		2,400

Michigan — 4.1%
Central Michigan University, Ser A, RB
1.580%, 10/01/2032 (A)(B)	1,000	1,000
Michigan State University, Ser A, RB
1.580%, 02/15/2033 (A)	1,800	1,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Building Authority, Multi-Model Facilities Program, Ser I, RB
Callable 04/01/2019 @ 100
1.470%, 10/15/2052 (A)(B)	$1,970	$1,970
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D-REM, RB
Callable 04/01/2019 @ 100
1.540%, 06/01/2030 (A)	2,900	2,900

		7,670

Missouri — 3.1%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
1.500%, 04/15/2034 (A)(B)	2,300	2,300
RBC Municipal Products Trust, Ser C-16, RB
1.560%, 09/01/2039 (A)(B)(C)	3,500	3,500

		5,800

New York — 12.5%
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB
1.550%, 11/01/2048 (A)(B)	1,500	1,500
New York City, Sub-Ser A-3, GO
1.650%, 10/01/2040 (A)(B)	2,400	2,400
New York City, Sub-Ser J-8-R, GO
Callable 04/29/2019 @ 100
1.600%, 08/01/2021 (A)(B)	1,955	1,955
New York City, Water & Sewer System, RB
1.650%, 06/15/2048 (A)	1,100	1,100
1.490%, 06/15/2039 (A)	1,300	1,300
New York City, Water & Sewer System, Ser F-1, RB
Callable 04/15/2019 @ 100
1.650%, 06/15/2033 (A)	900	900
New York State, Energy Research & Development Authority, Consolidated Edison Project, AMT, RB
1.520%, 06/01/2036 (A)(B)	400	400
New York State, Energy Research & Development Authority, Sub-Ser A-1, RB
1.480%, 05/01/2039 (A)(B)	600	600
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB
1.520%, 05/15/2041 (A)(B)	4,500	4,500
New York State, Local Government Assistance, Sub-Ser, RB
1.580%, 04/01/2019 (A)	400	400
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
1.550%, 08/01/2038 (A)(B)	1,200	1,200

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oswego County, Industrial Development
Agency, O.H. Properties Project, Ser A, RB
1.750%, 06/01/2024 (A)(B)	$685	$685
RBC Municipal Products Trust, Ser 2018-G5, GO
1.530%, 10/01/2025 (A)(B)(C)	1,900	1,900
Tender Option Bond Trust Receipts, Ser 2016- XF0499, RB
Callable 11/15/2026 @ 100
1.620%, 11/15/2056 (A)(C)	2,030	2,030
Tender Option Bond Trust Receipts, Ser 2017- XF0550, RB
Callable 02/15/2027 @ 100
1.550%, 02/15/2042 (A)(C)	2,000	2,000
Westchester County, Industrial Development Authority, Northern West Chester Hospital Project, RB
1.460%, 11/01/2024 (A)(B)	400	400

		23,270

North Carolina — 0.2%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
1.450%, 01/15/2044 (A)(B)	300	300

Ohio — 5.9%
American Municipal Power, Electric System Improvement, Village of Holiday City Project, RB
3.000%, 04/30/2019	1,000	1,001
American Municipal Power, Electric System Improvement, Village of Jackson Center Project, RB
3.000%, 08/15/2019	280	282
Berea, GO
3.000%, 03/12/2020	3,445	3,482
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
1.500%, 03/01/2033 (A)(B)	800	800
Lakewood Ohio, Income Tax Revenue Notes, RB
3.000%, 03/26/2020	3,000	3,038
Lorain County, Various Purpose, GO
3.000%, 02/07/2020	2,400	2,423

		11,026

Pennsylvania — 0.4%
Montgomery County, Industrial Development Authority, Acts Retirement Life
Communities, RB, AGC
Callable 04/01/2019 @ 100
1.600%, 11/15/2029 (A)	195	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Gas Works Authority, Ser D, RB
Callable 04/01/2019 @ 100
1.500%, 08/01/2031 (A)(B)	$600	$600

		795

Tennessee — 4.8%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 04/01/2019 @ 100
1.550%, 06/01/2029 (A)(B)	3,500	3,500
Shelby County, Health Educational & Housing Facilities Authority, Providence Place Apartments Project, RB
Callable 04/04/2019 @ 100
1.500%, 12/15/2042 (A)(B)	5,500	5,500

		9,000

Texas — 7.0%
Port Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB
Callable 04/01/2019 @ 100
1.560%, 12/01/2040 (A)	1,000	1,000
Port Arthur, Navigation District, Total Petrochemicals Project, RB
Callable 06/03/2019 @ 100
1.560%, 03/01/2039 (A)	5,300	5,300
Texas State, Tax Revenue Anticipation Notes, RB
4.000%, 08/29/2019	4,000	4,039
Texas State, Veterans Bonds, GO
Callable 04/01/2019 @ 100
1.540%, 12/01/2047 (A)	2,595	2,595

		12,934

Washington — 2.7%
Tender Option Bond Trust Receipts, Ser 2016- XL0007, RB
Callable 06/01/2019 @ 100
1.650%, 06/15/2033 (A)(C)	1,000	1,000
Washington State, Housing Finance Commission, RB
1.500%, 08/01/2049 (A)(B)	4,000	4,000

		5,000

Wisconsin — 2.1%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
1.700%, 12/01/2020 (A)(B)	420	420

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
1.600%, 05/01/2046 (A)	$2,000	$2,000
1.490%, 03/01/2031 (A)	1,400	1,400

		3,820

Total Municipal Bonds (Cost $146,792) ($ Thousands)		146,810

TAX-EXEMPT COMMERCIAL PAPER — 20.7%
Fort Bend
1.860%, 05/24/2019	4,000	4,000
Garland
1.680%, 06/06/2019	2,000	2,000
Harris County
1.800%, 05/16/2019	6,000	6,001
1.650%, 05/13/2019	3,000	2,999
Lincoln
1.700%, 05/01/2019	5,000	5,000
Memphis
1.780%, 06/06/2019	2,000	2,000
Miami-Dade County
1.650%, 05/02/2019	1,000	1,000
1.650%, 05/16/2019	1,700	1,700
1.630%, 05/16/2019	2,000	2,000
Michigan State University
1.930%, 06/03/2019	6,000	6,001
Minneapolis, University Gateway Project
1.500%, 12/01/2040	500	500
San Antonio
1.810%, 06/06/2019	2,200	2,201
University of Minnesota
1.870%, 06/04/2019	3,000	3,001

Total Tax-Exempt Commercial Paper (Cost $38,400) ($ Thousands)		38,403

Total Investments in Securities — 99.8% (Cost $185,192) ($ Thousands)		$185,213

Percentages are based on Net Assets of $185,566 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $17,520 ($ Thousands), representing 9.4% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of March 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Real Return Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S.TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020	$15,170	$15,392
1.125%, 01/15/2021	17,375	17,595
0.625%, 07/15/2021	18,456	18,619
0.625%, 04/15/2023	21,066	21,212
0.625%, 01/15/2024	20,889	21,087
0.375%, 07/15/2023	20,954	21,004
0.125%, 04/15/2020	25,415	25,295
0.125%, 04/15/2021	22,078	21,902
0.125%, 01/15/2022	20,358	20,195
0.125%, 04/15/2022	21,525	21,303
0.125%, 07/15/2022	21,016	20,903
0.125%, 01/15/2023	21,112	20,871

Total U.S. Treasury Obligations (Cost $245,666) ($ Thousands)		245,378

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	2,462,155	$2,462

Total Cash Equivalent (Cost $2,462) ($ Thousands)		2,462

Total Investments in Securities — 100.0% (Cost $248,128) ($ Thousands)		$247,840

Percentages are based on Net Assets of $247,831 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.
†	Investment in Affiliated Security (See Note 10).

Cl — Class

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$245,378	$–	$245,378
Cash Equivalent	2,462	–	–	2,462

Total Investments in Securities	$2,462	$245,378	$–	$247,840

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended March 31, 2019 ($Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 101	$ 13,100	$ (10,739)	$ -	$ -	$ 2,462	$ 9

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	139

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Communication Services — 9.4%
Alphabet Inc, Cl A *	1.4%	9,369	$11,026
Alphabet Inc, Cl C *	1.4	9,593	11,256
AT&T Inc	0.9	227,703	7,141
Comcast Corp, Cl A	0.7	141,080	5,640
Facebook Inc, Cl A *	1.6	74,671	12,447
Netflix Inc *	0.6	13,620	4,856
Verizon Communications Inc	1.0	129,198	7,640
Walt Disney Co/The	0.8	54,550	6,057
Other Securities	1.0		8,587
			74,650
Consumer Discretionary — 9.5%
Amazon.com Inc, Cl A *	2.9	12,936	23,036
Home Depot Inc/The	0.9	35,382	6,789
McDonald’s Corp	0.6	23,907	4,540
Other Securities	5.1		40,816
			75,181
Consumer Staples — 6.8%
Coca-Cola Co/The	0.7	120,782	5,660
PepsiCo Inc	0.7	43,840	5,373
Philip Morris International Inc	0.5	48,837	4,317
Procter & Gamble Co/The	1.0	78,409	8,158
Walmart Inc	0.5	44,476	4,338
Other Securities	3.4		26,331
			54,177
Energy — 5.0%
Chevron Corp	0.9	59,426	7,320
Exxon Mobil Corp	1.3	132,500	10,706
Other Securities	2.8		22,101
			40,127
Financials — 11.7%
Bank of America Corp	1.0	281,645	7,771
Berkshire Hathaway Inc, Cl B *	1.5	60,830	12,220
Citigroup Inc	0.6	73,445	4,570
JPMorgan Chase & Co	1.3	102,417	10,368
Wells Fargo & Co	0.8	128,333	6,201
Other Securities	6.5		51,867
			92,997

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 13.6%
Abbott Laboratories	0.6%	54,824	$4,383
AbbVie Inc	0.5	46,325	3,733
Amgen Inc, Cl A	0.5	19,563	3,717
Eli Lilly & Co	0.4	27,066	3,512
Johnson & Johnson	1.5	83,344	11,651
Medtronic PLC	0.5	42,141	3,838
Merck & Co Inc	0.8	80,966	6,734
Pfizer Inc	0.9	173,557	7,371
UnitedHealth Group Inc	0.9	30,111	7,445
Other Securities (A)	7.0		55,422
			107,806

Industrials — 8.8%
3M Co	0.5	17,926	3,725
Boeing Co/The	0.8	16,409	6,259
Honeywell International Inc	0.5	22,752	3,616
Union Pacific Corp	0.5	22,719	3,799
Other Securities	6.5		52,756
			70,155

Information Technology — 19.7%
Accenture PLC, Cl A	0.4	20,048	3,529
Adobe Inc *	0.5	15,264	4,068
Apple Inc	3.3	140,230	26,637
Broadcom Inc	0.5	12,375	3,721
Cisco Systems Inc	0.9	138,072	7,455
Intel Corp	1.0	140,997	7,572
International Business Machines Corp	0.5	27,968	3,946
Mastercard Inc, Cl A	0.8	28,182	6,635
Microsoft Corp	3.6	240,196	28,329
Oracle Corp, Cl B	0.5	79,533	4,272
PayPal Holdings Inc *	0.5	36,885	3,830
salesforce.com Inc *	0.5	23,972	3,796
Visa Inc, Cl A	1.1	54,732	8,549
Other Securities	5.6		44,526
			156,865

Materials — 2.4%
DowDuPont Inc	0.5	70,875	3,778
Other Securities	1.9		15,689
			19,467

Real Estate — 2.9%
Other Securities ‡	2.9		22,876

Utilities — 3.1%
Other Securities	3.1		24,620

Total Common Stock (Cost $528,650) ($ Thousands)			738,921

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 3.9%

SPDR S&P 500 ETF Trust (B)	3.9%	109	$30,910

Total Exchange Traded Fund (Cost $29,213) ($ Thousands)			30,910

Total Investments in Securities — 96.8% (Cost $557,863) ($ Thousands)			$769,831

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION(C) — 0.0%
Total Purchased Option (Cost $468) ($ Thousands)	185,586,452	$155

PURCHASED SWAPTION(D) — 0.3%
Total Purchased Swaption (Cost $2,357) ($ Thousands)	864,868,000	$2,720

A list of the OTC option contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options
April 2019, EUR Put USD Call*	Bank of Montreal	185,586,452	$208,154	$1.10	04/20/19	$155

Total Purchased Options			$208,154			$155

A list of the open OTC swaption contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.3%

Call Swaptions — 0.3%
CMS One Look*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/21	$2,720

Total Purchased Swaption (Cost $2,357) ($ Thousands)					$2,720

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	(65)	Apr-2019	$(7,782)	$(7,998)	$(214)
CAC40 10 Euro Index	(133)	Apr-2019	(7,829)	(7,979)	(147)
DAX Index	(25)	Jun-2019	(8,066)	(8,095)	(25)
FTSE MIB Index	(66)	Jun-2019	(7,434)	(7,685)	(251)
IBEX	(77)	Apr-2019	(7,855)	(7,944)	(87)
MSCI EAFE Index E-MINI	(338)	Jun-2019	(31,160)	(31,542)	(382)
MSCI Emerging Markets	2,274	Jun-2019	119,811	120,226	415
S&P 500 Index E-MINI	(185)	Jun-2019	(25,559)	(26,250)	(691)

			$24,126	$22,733	$(1,382)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	141

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/09/20	USD	894	SAR	3,355	$—

Bank of America	01/09/20	SAR	152,334	USD	40,507	(85)

Barclays PLC	04/09/19	USD	1,476	EUR	1,313	—

Barclays PLC	04/09/19	USD	74,878	JPY	8,004,844	(2,495)

Barclays PLC	04/09/19	JPY	223,304	USD	2,018	(2)

BNP Paribas	04/09/19	EUR	38,458	USD	43,881	667

Goldman Sachs	04/09/19	USD	5,799	JPY	626,187	(136)

JPMorgan Chase Bank	04/09/19	EUR	68,928	USD	79,013	1,562

RBC	04/09/19	USD	3,406	JPY	375,744	(9)

						$(498)

A list of the open OTC swap agreements held by the Fund at March 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas(B)	Bloomberg Commodity Index Total Return	USD T-BILL AUCTION HIGH RATE + 11 BPS	INDEX RETURN	Quarterly	05/10/2019	USD	(73,205)	$1,295	$—	$1,295
HSBC	Russell 1000 Growth Total Return	INDEX RETURN	3-MONTH USD - LIBOR PLUS 16 BPS	Quarterly	04/23/2019	USD	41,873	(4,050)	—	(4,050)
HSBC	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 20 BPS	INDEX RETURN	Quarterly	04/23/2019	USD	(41,002)	2,291	—	2,291
Morgan Stanley	Russell 1000 Growth Total Return	INDEX RETURN	3-MONTH USD - LIBOR PLUS 20 BPS	Quarterly	09/19/2019	USD	85,959	(621)	—	(621)
Morgan Stanley	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 24 BPS	INDEX RETURN	Quarterly	09/19/2019	USD	(86,911)	(701)	—	(701)

								$(1,786)	$—	$(1,786)

Percentages are based on a Net Assets of $795,513 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,917 ($ Thousands) and represented 0.2% of Net Assets.

(B)	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2019.

(C)	Refer to table below for details on Option Contracts.

(D)	Refer to table below for details on Swaption Contracts.

BPS — Basis Point

Cl — Class

CMS — Constant Maturity Swap

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

IBEX — Spanish Exchange Index

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MIB — Milano Indice di Borsa

MSCI — Morgan Stanley Capital International

OTC — Over-The-Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$738,921	$–	$–	$738,921
Exchange Traded Fund	30,910	–	–	30,910

Total Investments in Securities	$769,831	$–	$–	$769,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$155	$—	$—	$155
Purchased Swaption	—	2,720	—	2,720
Futures Contracts *
Unrealized Appreciation	415	—	—	415
Unrealized Depreciation	(1,797)	—	—	(1,797)
Forwards Contracts *
Unrealized Appreciation	—	2,229	—	2,229
Unrealized Depreciation	—	(2,727)	—	(2,727)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	3,586	—	3,586
Unrealized Depreciation	—	(5,372)	—	(5,372)

Total Other Financial Instruments	$(1,227)	$436	$—	$(791)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 26.5%

Communication Services — 2.4%
Alphabet Inc, Cl A *	1,435	$1,689
Cars.com Inc *	5,981	136
Charter Communications Inc, Cl A *	1,479	513
Cumulus Media Inc, Cl A *(A)	5,075	92
DISH Network Corp, Cl A *	25,140	797
Electronic Arts Inc *	8,464	860
Intelsat SA *	57,225	896
Madison Square Garden Co/The *	7,455	2,185
Nintendo Co Ltd	10,406	2,967
Walt Disney Co/The	14,409	1,600

		11,735

Consumer Discretionary — 7.4%
Adtalem Global Education Inc *	7,397	343
Advance Auto Parts Inc	7,000	1,194
American Axle & Manufacturing Holdings Inc *	99,790	1,428
Aramark	122,640	3,624
Caesars Entertainment Corp *	67,739	589
Callaway Golf Co	82,201	1,309
Capri Holdings Ltd *	26,134	1,196
Cedar Fair LP (B)(C)	36,256	1,908
Cenveo Corp *	2,777	36
Children’s Place Inc/The	14,654	1,425
Churchill Downs Inc	23,438	2,115
Delphi Automotive PLC *	8,168	649
Eldorado Resorts Inc *	20,494	957
Extended Stay America Inc	98,819	1,774
Gap Inc/The	55,847	1,462

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Groupon Inc, Cl A *	82,209	$292
GrubHub Inc *	12,335	857
Jack in the Box Inc	1,195	97
Lennar Corp, Cl A	45,327	2,225
Melco Resorts & Entertainment Ltd ADR	18,251	412
Papa John’s International Inc, Cl A	17,468	925
Red Rock Resorts Inc, Cl A	15,033	389
Skyline Champion Corp *	87,087	1,655
Sotheby’s *	60,105	2,269
Target Corp, Cl A	783	63
Toll Brothers Inc	37,437	1,355
Veoneer Inc *	26,732	611
William Lyon Homes, Cl A *(B)	117,279	1,802
Wyndham Hotels & Resorts Inc (B)	39,713	1,985
Wynn Resorts Ltd	6,058	723

		35,669

Consumer Staples — 0.5%
Cott Corp	49,753	727
Nomad Foods Ltd *	18,166	372
Tyson Foods Inc, Cl A	15,182	1,054

		2,153

Energy — 0.2%
EQT Corp	34,941	725
Jupiter Resources *	24,396	76

		801

Financials — 1.3%
Genworth Financial Inc, Cl A *	51,834	199
Oaktree Capital Group LLC (C)	35,731	1,774
Raymond James Financial Inc	13,459	1,082
SunTrust Banks Inc	3,416	202
Texas Capital Bancshares Inc *	58,474	3,192

		6,449

Health Care — 1.1%
BioScrip Inc *	26,278	53
Bristol-Myers Squibb Co	115	5
Celgene Corp, Cl A *	1,874	177
Magellan Health Inc *	9,518	627
Spark Therapeutics Inc *	36,729	4,183
WellCare Health Plans Inc *	905	244

		5,289

Industrials — 3.1%
ADT Inc	72,660	464
Alaska Air Group Inc	8,457	475
American Airlines Group Inc	40,642	1,291
Builders FirstSource Inc *(B)	115,857	1,545
BWX Technologies Inc, Cl W (B)	40,825	2,024
Delta Air Lines Inc, Cl A	28,081	1,450

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gol Linhas Aereas Inteligentes SA ADR *	82,981	$1,083
JetBlue Airways Corp *	108,766	1,779
Lyft Inc, Cl A *	13,815	995
Nielsen Holdings PLC	15,633	370
Quad/Graphics Inc	13,560	161
Senior PLC	303,012	862
United Continental Holdings Inc *(B)	21,870	1,745
WABCO Holdings Inc *	4,171	550

		14,794

Information Technology — 6.8%
Avaya Holdings Corp *	3,459	58
Avnet Inc	40,235	1,745
Finisar Corp *	18,714	434
First Data Corp, Cl A *	118,769	3,120
First Solar Inc *	36,456	1,926
Integrated Device Technology Inc *	11,146	546
KLA-Tencor Corp	624	75
Luxoft Holding Inc, Cl A *	26,220	1,540
Maxwell Technologies Inc *	112,125	501
Mellanox Technologies Ltd *	27,512	3,256
Microchip Technology Inc	13,119	1,088
Mmodal *(D)	6,952	36
Red Hat Inc *	24,908	4,551
Ultimate Software Group Inc/The *	23,800	7,857
Vishay Intertechnology Inc (B)	97,985	1,810
Worldpay Inc, Cl A *	36,363	4,127

		32,670

Materials — 2.5%
Allegheny Technologies Inc *(B)	76,028	1,944
Bemis Co Inc	52,790	2,929
Commercial Metals Co, Cl A	44,771	765
Constellium NV, Cl A *(B)	219,697	1,753
Graphic Packaging Holding Co	224,878	2,840
Ingevity Corp *(B)	17,159	1,812
Neo Lithium Corp *	117,002	75

		12,118

Real Estate — 0.8%
Braemar Hotels & Resorts Inc	146,001	1,783
Kimco Realty Corp ‡	41,524	768
RLJ Lodging Trust ‡	73,966	1,300

		3,851

Utilities — 0.4%
Clearway Energy Inc, Cl C (B)	138,338	2,090

Total Common Stock (Cost $127,820) ($ Thousands)		127,619

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 18.2%
AQR Managed Futures Strategy HV Fund Cl I *	539,169	$4,254
ASG Managed Futures Strategy Fund Cl Y *	502,355	4,642
Merger Fund/The Cl L	3,016,513	50,225
SEI Institutional Managed Trust Long Short Alternative Fund Cl Y †	2,991,560	28,569

Total Registered Investment Companies (Cost $87,405) ($ Thousands)		87,690

EXCHANGE TRADED FUND — 8.2%
BlackRock Global Long/Short Credit Fund	4,000,634	39,366

Total Exchange Traded Fund (Cost $42,979) ($ Thousands)		39,366

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 7.0%

Communication Services — 0.9%
CenturyLink
5.625%, 04/01/2025	$170	165
Digicel
6.000%, 04/15/2021 (E)	135	112
Digicel Group
6.750%, 03/01/2023 (E)	85	54
DISH DBS
5.875%, 11/15/2024	450	378
Frontier Communications
10.500%, 09/15/2022	165	126
8.500%, 04/01/2026 (E)	110	102
7.125%, 01/15/2023	240	145
6.875%, 01/15/2025	85	46
Inmarsat Finance
6.500%, 10/01/2024 (E)	126	132
McClatchy
9.000%, 07/15/2026 (E)	158	158
Netflix
5.875%, 02/15/2025	160	173
Sprint
7.875%, 09/15/2023	300	314
Telecom Italia
5.303%, 05/30/2024 (E)	85	85
Telecom Italia Capital
6.000%, 09/30/2034	85	79
T-Mobile USA
5.375%, 04/15/2027	15	15
4.750%, 02/01/2028	45	45
Tribune Media
5.875%, 07/15/2022	1,974	2,015
Windstream Services
10.500%, 06/30/2024 (E)(F)	25	18

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
9.000%, 06/30/2025 (E)(F)	$70	$48

		4,210

Consumer Discretionary — 0.9%
Altice
7.625%, 02/15/2025 (E)	160	140
Altice Financing
7.500%, 05/15/2026 (E)	170	168
Altice France
7.375%, 05/01/2026 (E)	185	181
Bon-Ton Department Stores
8.000%, 06/15/2021 (F)	255	20
CBS Radio
7.250%, 11/01/2024 (E)	125	124
Cengage Learning
9.500%, 06/15/2024 (E)	255	210
CSC Holdings
6.500%, 02/01/2029 (E)	165	176
Delphi Technologies
5.000%, 10/01/2025 (E)	180	159
Diamond Resorts International
10.750%, 09/01/2024 (E)	205	194
Getty Images
9.750%, 03/01/2027 (E)	20	20
Guitar Center
5.000% cash/0% PIK, 04/15/2022 (E)	575	469
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (E)	120	115
Hilton Domestic Operating
4.250%, 09/01/2024	105	105
iHeartCommunications
14.000%, 02/01/2021 (F)	756	100
9.000%, 12/15/2019 (F)	105	75
9.000%, 03/01/2021 (F)	185	130
Inn of the Mountain Gods Resort & Casino
9.250% cash/0% PIK, 11/30/2020	153	152
Jacobs Entertainment
7.875%, 02/01/2024 (E)	115	121
JC Penney
6.375%, 10/15/2036	300	105
KFC Holding
5.250%, 06/01/2026 (E)	150	151
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (E)	50	40
Monitronics International
9.125%, 04/01/2020 (F)	465	93
Penn National Gaming
5.625%, 01/15/2027 (E)	165	160
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (E)	170	170
Silversea Cruise Finance
7.250%, 02/01/2025 (E)	135	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (E)	$375	$371
Urban One
7.375%, 04/15/2022 (E)	335	323
Ziggo BV
5.500%, 01/15/2027 (E)	155	153

		4,371

Consumer Staples — 0.5%
Dean Foods
6.500%, 03/15/2023 (E)	965	630
New Albertsons
8.700%, 05/01/2030	100	92
8.000%, 05/01/2031	155	140
7.750%, 06/15/2026	5	4
7.450%, 08/01/2029	515	456
Rite Aid
7.700%, 02/15/2027	215	134
6.875%, 12/15/2028 (E)	70	41
6.125%, 04/01/2023 (E)	415	342
Vector Group
10.500%, 11/01/2026 (E)	250	236

		2,075

Energy — 1.1%
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	75	84
5.125%, 06/30/2027	80	84
Crestwood Midstream Partners
5.750%, 04/01/2025	155	159
Ensco
5.750%, 10/01/2044	165	106
EP Energy
7.750%, 05/15/2026 (E)	135	110
EP PetroEcuador via Noble Sovereign Funding I
8.240%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019	53	53
Extraction Oil & Gas
5.625%, 02/01/2026 (E)	130	100
KCA Deutag UK Finance
9.875%, 04/01/2022 (E)	160	138
9.625%, 04/01/2023 (E)	65	54
Noble Holding International
8.950%, 04/01/2045	180	140
7.750%, 01/15/2024	110	99
Parker Drilling
7.500%, 08/01/2020 (D)(F)	10	6
6.750%, 07/15/2022 (D)(F)	185	90
Petrobras Global Finance
8.750%, 05/23/2026	354	419

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
6.900%, 03/19/2049		$362	$358
6.250%, 03/17/2024		197	212
Petroleos de Venezuela
6.000%, 10/28/2022 (F)		367	63
Petroleos Mexicanos
5.500%, 01/21/2021		362	368
4.875%, 01/24/2022		587	592
3.500%, 01/30/2023		440	420
Petroleos Mexicanos MTN
4.625%, 09/21/2023		616	607
Pride International
7.875%, 08/15/2040		50	40
Rowan
5.850%, 01/15/2044		435	278
5.400%, 12/01/2042		55	34
Transocean
6.800%, 03/15/2038		290	225
USA Compression Partners
6.875%, 09/01/2027 (E)		145	147
Weatherford International
9.875%, 02/15/2024		190	137
9.875%, 03/01/2039		40	26
5.950%, 04/15/2042		90	50

			5,199

Financials — 0.5%
BCD Acquisition
9.625%, 09/15/2023 (E)		140	148
Freedom Mortgage
8.250%, 04/15/2025 (E)		240	213
8.125%, 11/15/2024 (E)		20	18
FS Energy & Power Fund
7.500%, 08/15/2023 (E)		125	128
HSBC Bank MTN
17.854%, 08/08/2019 (E)(G)	EGP	2,850	153
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049		$150	151
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (E)		125	127
Springleaf Finance
7.125%, 03/15/2026		150	153
6.875%, 03/15/2025		290	299
Travelport Corporate Finance
6.000%, 03/15/2026 (E)		359	388
VTB Bank Via VTB Capital
6.950%, 10/17/2022		453	466
WeWork
7.875%, 05/01/2025 (E)		305	280

			2,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Health Care — 0.4%
Air Medical Group Holdings
6.375%, 05/15/2023 (E)	$180	$151
Bausch Health Americas
9.250%, 04/01/2026 (E)	150	164
8.500%, 01/31/2027 (E)	45	48
BioScrip
8.875%, 02/15/2021	679	686
Centene
4.750%, 01/15/2025	165	168
Endo
6.000%, 07/15/2023 (E)	98	76
Endo Finance
5.375%, 01/15/2023 (E)	75	62
HCA
5.875%, 02/01/2029	160	172
Par Pharmaceutical
7.500%, 04/01/2027 (E)	90	91
Tenet Healthcare
6.250%, 02/01/2027 (E)	155	161

		1,779

Industrials — 0.8%
Deck Chassis Acquisition
10.000%, 06/15/2023 (E)	791	837
Global A&T Electronics
8.500%, 01/12/2023	474	441
Icahn Enterprises
6.250%, 02/01/2022	145	149
Multi-Color
6.125%, 12/01/2022 (E)	152	157
4.875%, 11/01/2025 (E)	871	899
New Enterprise Stone & Lime
6.250%, 03/15/2026 (E)	220	214
Titan International
6.500%, 11/30/2023	160	147
Triumph Group
7.750%, 08/15/2025	180	172
Tutor Perini
6.875%, 05/01/2025 (E)	170	169
United Rentals North America
6.500%, 12/15/2026	250	263
USG
5.500%, 03/01/2025 (E)	43	44
Vertiv Group
9.250%, 10/15/2024 (E)	160	159
Weekley Homes
6.625%, 08/15/2025	230	220

		3,871

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Information Technology — 0.7%
CommScope Finance
8.250%, 03/01/2027 (E)	$30	$31
6.000%, 03/01/2026 (E)	175	181
CommScope Technologies
6.000%, 06/15/2025 (E)	40	39
First Data
5.750%, 01/15/2024 (E)	2,007	2,064
Rackspace Hosting
8.625%, 11/15/2024 (E)	390	347
Symantec
5.000%, 04/15/2025 (E)	200	200
Versum Materials
5.500%, 09/30/2024 (E)	576	606

		3,468

Materials — 0.9%
Aleris International
10.750%, 07/15/2023 (E)	1,629	1,710
Allegheny Technologies
7.875%, 08/15/2023	145	157
Alpha 3 BV
6.250%, 02/01/2025 (E)	100	96
Baffinland Iron Mines
8.750%, 07/15/2026 (E)	5	5
CENVO Corp (Escrow Security)
0.000%, 09/15/2022 (A)(D)(H)	505	7
Cornerstone Chemical
6.750%, 08/15/2024 (E)	305	287
Eldorado
6.125%, 12/15/2020 (E)	60	59
First Quantum Minerals
7.500%, 04/01/2025 (E)	135	129
7.250%, 04/01/2023 (E)	35	34
7.000%, 02/15/2021 (E)	47	48
Freeport-McMoRan
5.450%, 03/15/2043	170	149
Hexion
6.625%, 04/15/2020	475	400
LSB Industries
9.625%, 05/01/2023 (E)	160	166
Mountain Province Diamonds
8.000%, 12/15/2022 (E)	170	170
Northwest Acquisitions ULC
7.125%, 11/01/2022 (E)	305	268
Rain CII Carbon
7.250%, 04/01/2025 (E)	395	350
Starfruit Finco BV
8.000%, 10/01/2026 (E)	165	166

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TPC Group
8.750%, 12/15/2020 (E)		$165	$163

			4,364

Real Estate — 0.0%
Realogy Group
9.375%, 04/01/2027 (E)		35	36
Uniti Group
7.125%, 12/15/2024 (E)		50	43
6.000%, 04/15/2023 (E)		40	38

			117

Utilities — 0.3%
Eskom Holdings SOC
5.750%, 01/26/2021		400	394
Eskom Holdings SOC MTN
8.450%, 08/10/2028		595	624
NRG Energy
7.250%, 05/15/2026		155	171
Pacific Gas & Electric
3.300%, 03/15/2027 (F)		135	118
Vistra Operations
5.500%, 09/01/2026 (E)		260	270

			1,577

Total Corporate Obligations (Cost $35,058) ($ Thousands)			33,555

SOVEREIGN DEBT — 4.2%
Argentina POM Politica Monetaria
67.546%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/2020	ARS	5,761	146
Argentina Treasury Bill
0.000%, 04/30/2020 (G)		12,929	326
0.000%, 07/31/2020 (G)		8,883	196
Argentine Republic Government International Bond
5.625%, 01/26/2022		$1,559	1,345
4.625%, 01/11/2023		822	673
3.875%, 01/15/2022	EUR	776	737
3.380%, 4.740%, 03/31/2029, 12/31/2038 (I)		1,324	838
Bahrain Government International Bond
7.000%, 01/26/2026		$400	430
Brazilian Government International Bond
4.875%, 01/22/2021		566	584
Ecuador Government International Bond
10.750%, 03/28/2022		263	294
Indonesia Government International Bond
4.450%, 02/11/2024		200	208

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
MDC-GMTN BV MTN
4.500%, 11/07/2028		$200	$213
National Highways Authority of India
7.300%, 05/18/2022	INR	30,000	422
Nigeria Government International Bond
7.625%, 11/21/2025		$263	280
Paraguay Government International Bond
4.625%, 01/25/2023		733	755
Qatar Government International Bond
4.817%, 03/14/2049 (E)		353	371
4.000%, 03/14/2029 (E)		279	288
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	25,597	1,958
8.750%, 02/28/2048		23,203	1,453
Republic of South Africa Government International Bond
6.300%, 06/22/2048		$677	688
5.500%, 03/09/2020		713	724
Russian Federal Bond - OFZ
7.250%, 05/10/2034	RUB	92,520	1,277
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$2,000	2,012
5.100%, 03/28/2035 (E)		600	609
5.000%, 04/29/2020		300	305
4.500%, 04/04/2022		600	617
Saudi Government International Bond
5.250%, 01/16/2050		617	658
2.375%, 10/26/2021		633	622
Turkey Government International Bond
7.000%, 06/05/2020		879	887
5.625%, 03/30/2021		215	212

Total Sovereign Debt (Cost $20,743) ($ Thousands)			20,128

LOAN PARTICIPATIONS — 2.3%
84 Lumber, 1st Lien
7.736%, 10/25/2023		137	135
Academy Ltd., Term Loan, 1st Lien
6.490%, VAR LIBOR+4.000%, 07/01/2022		130	93
6.489%, VAR LIBOR+4.000%, 07/01/2022		277	198
Advantage Sales, Term B-2 Loan, 1st Lien
5.749%, 07/23/2021		—	—
Advantage Solutions, Term Loan B, 1st Lien
5.749%, 07/23/2021		105	89
Affinity Game, Term Loan 2, 2nd Lien
10.749%, 01/31/2025		300	286
AgroFresh, Term Loan, 1st Lien
7.553%, 07/31/2021 (D)		79	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.739%, VAR LIBOR+3.250%, 04/28/2022	$173	$163
American Tire Distributors, Term Loan, 1st Lien
10.129%, VAR LIBOR+4.250%, 09/02/2024	33	30
Apex Tool Group, Term Loan, 1st Lien
6.249%, VAR LIBOR+3.750%, 02/01/2022	—	—
Aptos, 1st Lien
7.993%, 07/23/2025	80	79
BMC Software Finance, Inc., Term Loan, 1st Lien
6.851%, 10/02/2025	130	127
Bright BIDCO BV, Term Loan B, 1st Lien
5.999%, 06/30/2024 (D)	22	17
Bright Bidco, Term Loan, 1st Lien
6.101%, 06/30/2024 (D)	106	81
5.999%, 06/30/2024 (D)	28	22
Broadriders, Term Loan B, 1st Lien
8.999%, 04/23/2024	129	128
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 12/23/2024	125	123
Carestream Health Inc., Extended Term Loan, 1st Lien
8.249%, 02/28/2021	325	317
Cengage Learning Inc., Term Loan B, 1st Lien
6.736%, VAR LIBOR+4.250%, 06/07/2023	419	376
CenturyLink Inc., Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 01/31/2025	162	159
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/01/2024	156	154
Checkers Drive-In, Term Loan, 1st Lien
6.880%, 04/25/2024	118	99
6.750%, 04/25/2024	—	—
ConvergeOne Holdings, Corp., Initial Term Loan
7.499%, 01/04/2026	120	115
Coral, Term Loan B-4, 1st Lien
5.749%, 01/30/2026	160	159
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
7.000%, 05/13/2022	346	339

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Doncasters, Cov-Lite, 1st Lien
6.101%, 04/09/2020	$21	$18
Doncasters, Term Loan, 1st Lien
6.101%, 04/09/2020	96	85
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.601%, VAR LIBOR+8.000%, 09/30/2020 (D)	136	135
ELO Touch Solutions, Term Loan B, 1st Lien
9.093%, 12/14/2025	183	182
Envision Healthcare Corp., Term Loan, 1st Lien
6.249%, 10/10/2025	175	163
EPIC Y-Grade Services, Term Loan, 1st Lien
7.999%, 06/13/2024 (D)	237	231
Financial & Risk US Holdings Inc., Term Loan B, 1st Lien
6.249%, 10/01/2025	252	244
Forterra Finance LLC, Term Loan B, 1st Lien
5.499%, VAR LIBOR+3.000%, 10/25/2023	124	114
Gates Global LLC, Term Loan B, 1st Lien
5.249%, 04/01/2024	119	117
Glass Mountain, Term Loan B, 1st Lien
7.000%, 12/23/2024	69	67
Hoffmaster Group, Term Loan B, 1st Lien
6.493%, 11/21/2023	196	195
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
6.499%, 07/08/2024	212	211
Husky IMS, Term Loan B, 1st Lien
5.499%, 03/28/2025	144	134
Lantheus, 1st Lien
6.243%, 06/30/2022	89	89
Leap Legal Software, Term Loan B, 1st Lien
7.669%, 09/12/2022 (D)	296	210
7.633%, 09/12/2022 (D)	100	71
Libbey Glass, 1st Lien
5.493%, 04/09/2021 (D)	102	91
Lifescan, Term Loan, 1st Lien
8.797%, 10/01/2024	250	240
Mashantucket (Western) Pequot Tribe, Term Loan A, 1st Lien
10.624%, VAR LIBOR+8.125%, 06/30/2020 (D)	578	574
Mashantucket (Western) Pequot Tribe, Term Loan, 1st Lien
5.999%, VAR LIBOR+3.750%, 06/30/2020 (D)	21	21
Mavenir Systems Inc., Term Loan B, 1st Lien
8.500%, 05/08/2025	159	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 05/04/2022	$295	$271
Misys Ltd, Term Loan B, 1st Lien
6.101%, VAR LIBOR+3.500%, 06/13/2024	192	185
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 10/13/2023	143	135
Nine West Holdings Inc., Term Loan, 1st Lien
0.000%, 03/19/2024 (J)	130	128
Numericable U.S. LLC (SFR), Term Loan B-13
6.484%, 08/14/2026	75	72
Ortho-Clinical Diagnostics, Inc., Term Loan B, 1st Lien
5.749%, 06/30/2025	136	131
Pacific Gas & Electric, Term Loan
1.125%, 12/31/2020	125	—
Patterson Companies, Term Loan B, 1st Lien
7.384%, 08/29/2022	1	1
Patterson Medical, Term Loan, 1st Lien
7.494%, 08/29/2022	394	378
Peak, Term Loan B, 1st Lien
6.101%, 08/01/2024	232	212
Rackspace Hosting, Inc., Term B Loan
5.738%, 11/03/2023	210	197
5.625%, 11/03/2023	—	—
Radio One Inc., Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+4.000%, 04/18/2023	112	106
Red Lobster Management LLC, Initial Term Loan, 1st Lien
7.749%, 07/28/2021 (D)	145	143
RegionalCare Hospital Partners Holdings, Term Loan, 1st Lien
6.982%, 11/16/2025	130	128
Revlon Consumer Products Corp., Term Loan B, 1st Lien
6.129%, VAR LIBOR+3.500%, 09/07/2023	295	213
6.101%, VAR LIBOR+3.500%, 09/07/2023	—	—
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
6.750%, 07/16/2021 (D)	238	235
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 2nd Lien
10.750%, 06/29/2022	65	62

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+2.500%, 02/02/2024	$155	$150
Syniverse Holdings Inc., Term Loan, 1st Lien
7.484%, VAR LIBOR+5.000%, 03/09/2023	418	383
Team Health Holdings, Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 02/06/2024	408	362
Thor Industries, Term Loan B, 1st Lien
6.250%, 02/01/2026	151	144
Transdigm Inc., New Tranche G Term Loan
4.999%, VAR LIBOR+2.500%, 08/22/2024	142	138
UPC Financing Partnership, Term Loan, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/2026	117	116
Windstream Services LLC, Term Loan B, 1st Lien
10.500%, VAR LIBOR+4.000%, 03/29/2021	516	517
9.750%, VAR LIBOR+3.250%, 02/17/2024	50	49

Total Loan Participations (Cost $11,508) ($ Thousands)		11,173

MUNICIPAL BONDS — 0.6%

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	240	180
Commonwealth of Puerto Rico, Ser A, GO
5.000%, 07/01/2020 (F)	5	3
Commonwealth of Puerto Rico, Ser A, GO
Callable 04/29/2019 @ 100
5.250%, 07/01/2025 (D)(F)	5	3
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (F)	2,655	1,377
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2021 @ 100
5.750%, 07/01/2041 (F)	315	180
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2022 @ 100
5.500%, 07/01/2026 (D)(F)	5	3
5.500%, 07/01/2039 (F)	680	359
5.250%, 07/01/2023 (D)(F)	30	16
5.125%, 07/01/2037 (F)	20	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2032 (F)	$5	$3
5.000%, 07/01/2041 (F)	705	368
Commonwealth of Puerto Rico, Ser B, GO
4.400%, 07/01/2020 (F)	10	5
4.250%, 07/01/2019 (F)	5	2
Commonwealth of Puerto Rico, Ser B, GO
Callable 07/01/2019 @ 100
5.750%, 07/01/2038 (F)	20	13
Commonwealth of Puerto Rico, Ser C, GO
Callable 04/29/2019 @ 100
6.000%, 07/01/2032 (D)(F)	5	3
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (F)	5	3
Commonwealth of Puerto Rico, Ser C, GO
Callable 07/01/2021 @ 100
6.500%, 07/01/2040 (F)	5	3
Commonwealth of Puerto Rico, Ser D, GO
5.000%, 07/01/2019 (F)	5	3
5.000%, 07/01/2020 (D)(F)	5	3
Commonwealth of Puerto Rico, Ser E, GO
5.625%, 07/01/2032 (F)	5	3
Commonwealth of Puerto Rico, Ser E, GO
Callable 07/01/2021 @ 100
5.375%, 07/01/2030 (F)	5	3
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
4.239%, 07/01/2027 (G)	4	3
0.000%, 07/01/2024 (G)	1	1
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2025 @ 100
4.500%, 07/01/2034	4	4
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 30
7.771%, 07/01/2051 (G)	66	10
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 41
7.228%, 07/01/2046 (G)	86	18
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 86
6.253%, 07/01/2033 (G)	7	4
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 92
5.536%, 07/01/2031 (G)	4	2
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 99
4.744%, 07/01/2029 (G)	4	3

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	$60	$59
4.750%, 07/01/2053	22	21
4.550%, 07/01/2040	1	1
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	11	10
4.550%, 07/01/2040	32	28
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2042 (F)	35	25
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2021 (F)	10	7
5.250%, 07/01/2022 (D)(F)	10	7
5.250%, 07/01/2025 (D)(F)	15	11
5.250%, 07/01/2027 (F)	20	14
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 04/29/2019 @ 100
5.250%, 07/01/2026 (D)(F)	45	32
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 07/01/2020 @ 100
5.250%, 07/01/2027 (F)	30	21
5.250%, 07/01/2028 (D)(F)	5	4
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (D)(F)	35	25
Puerto Rico, Electric Power Authority, Ser TT, RB
Callable 04/29/2019 @ 100
5.000%, 07/01/2023 (D)(F)	10	7
5.000%, 07/01/2032 (F)	25	18
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (D)(F)	15	11
5.500%, 07/01/2021 (D)(F)	15	11
5.500%, 07/01/2038 (F)	5	3
5.250%, 07/01/2033 (F)	20	14
Puerto Rico, Electric Power Authority, RB
5.250%, 07/01/2035 (D)(F)	5	3
Puerto Rico, Electric Power Authority, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.250%, 07/01/2040 (F)	$30	$21

Total Municipal Bonds (Cost $2,855) ($ Thousands)		2,941

	Shares

PREFERRED STOCK — 0.2%

Financials — 0.2%
FHLMC, 8.375% *	36,486	366
FNMA, 8.250% *	35,173	364

		730

Real Estate — 0.0%
Colony Capital, 7.150%	9,135	206

Total Preferred Stock (Cost $615) ($ Thousands)		936

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%

CIFC Funding, Ser 2018-4RA, Cl C
5.973%, VAR ICE LIBOR USD 3 Month+3.200%, 10/17/2030 (E)	$250	243
THL Credit Wind River CLO, Ser 2017-2A, Cl DR
5.387%, VAR ICE LIBOR USD 3 Month+2.600%, 10/15/2027 (E)	250	241
Tryon Park CLO, Ser 2018-1A, Cl CR
5.487%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/2029 (E)	250	243
Venture XVII CLO, Ser 2018-17A, Cl DRR
5.607%, VAR ICE LIBOR USD 3 Month+2.820%, 04/15/2027 (E)	200	194

Total Asset-Backed Securities (Cost $946) ($ Thousands)		921

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	264	180
Liberty Media CV to 22.94686
4.000%, 11/15/2029	369	253
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (E)	230	296

Total Convertible Bonds (Cost $717) ($ Thousands)		729

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITY — 0.0%

Non-Agency Mortgage-Backed Obligations — 0.0%
CHT Mortgage Trust, Ser CSMO, Cl F
6.225%, VAR LIBOR USD 1 Month+3.741%, 11/15/2036 (D)(E)	$175	$175

Total Mortgage-Backed Security (Cost $175) ($ Thousands)		175

	Number of Warrants

WARRANT — 0.0%
Guitar Center, Expires 12/30/2027 Strike Price $– *(D)	1,360	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENTS — 24.6%
Morgan Stanley Institutional Liquidity Fund Government Portfolio
2.330%**	100,000	100
Morgan Stanley Institutional Liquidity Fund Prime Portfolio
2.540%**	99,873	100
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio
2.300%**	100,000	100
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
2.540%***	99,896	100
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	117,894,710	117,895

Total Cash Equivalents (Cost $118,295) ($ Thousands)		118,295

Total Investments in Securities — 92.2% (Cost $449,116) ($ Thousands)		$443,528

COMMON STOCK SOLD SHORT— (11.2)%

Communication Services — (2.0)%
CBS Corp, Cl B	(7,341)	$(349)
Consolidated Communications Holdings Inc	(25,692)	(280)
DISH Network Corp, Cl A *	(13,134)	(416)
Facebook Inc, Cl A *	(3,195)	(533)
Netflix Inc *	(1,208)	(431)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
New York Times Co/The, Cl A	(27,133)	$(891)
Nexstar Media Group Inc, Cl A	(5,633)	(610)
TEGNA Inc	(39,290)	(554)
Tribune Media Co, Cl A	(118,714)	(5,478)

		(9,542)

Consumer Discretionary — (3.0)%
adidas AG	(5,182)	(1,260)
CarMax Inc *	(17,466)	(1,219)
Carvana Co, Cl A *	(12,026)	(698)
Choice Hotels International Inc	(14,911)	(1,159)
Dick’s Sporting Goods Inc	(19,491)	(717)
Fossil Group Inc *	(9,057)	(124)
Gentex Corp	(35,154)	(727)
Hilton Worldwide Holdings Inc	(19,190)	(1,595)
Las Vegas Sands Corp	(14,712)	(897)
MGM Resorts International	(34,665)	(889)
Ross Stores Inc	(3,093)	(288)
Service Corp International/US	(8,836)	(355)
Sleep Number Corp *	(25,381)	(1,193)
Sodexo SA	(7,100)	(783)
Tiffany & Co	(8,592)	(907)
VF Corp	(16,599)	(1,443)

		(14,254)

Consumer Staples — (1.7)%
Brown-Forman Corp, Cl B	(14,266)	(753)
Clorox Co/The	(10,163)	(1,631)
Costco Wholesale Corp	(2,995)	(725)
Energizer Holdings Inc	(9,936)	(446)
Hershey Co/The	(10,134)	(1,164)
Hormel Foods Corp	(26,745)	(1,197)
Hostess Brands Inc, Cl A *	(37,877)	(474)
Pilgrim’s Pride Corp *	(35,715)	(796)
Sanderson Farms Inc	(3,490)	(460)
Walmart Inc	(7,299)	(712)

		(8,358)

Financials — (0.6)%
Ashmore Group PLC	(36,004)	(201)
BB&T Corp	(4,429)	(206)
Brookfield Asset Management Inc, Cl A	(19,659)	(917)
FactSet Research Systems Inc	(3,526)	(875)
Navigators Group Inc/The	(198)	(14)
Trupanion Inc *	(22,790)	(746)

		(2,959)

Health Care — (0.5)%
Align Technology Inc *	(1,416)	(403)
Centene Corp *	(763)	(41)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Cooper Cos Inc/The, Cl A	(1,797)	$(532)
Demant A/S *	(20,168)	(597)
iRhythm Technologies Inc *	(4,154)	(311)
Pacific Biosciences of California Inc *	(72,638)	(525)

		(2,409)

Industrials — (1.1)%
ArcBest Corp	(4,272)	(131)
Axon Enterprise Inc *	(7,921)	(431)
Deere & Co	(4,433)	(708)
Kennametal Inc	(9,759)	(359)
LSC Communications Inc	(21,693)	(142)
PACCAR Inc	(10,460)	(713)
Robert Half International Inc	(8,116)	(529)
Snap-on Inc	(11,134)	(1,743)
Wesco Aircraft Holdings Inc *	(37,494)	(329)

		(5,085)

Information Technology — (2.2)%
Adobe Inc *	(2,713)	(723)
Blackbaud Inc, Cl A	(9,206)	(734)
Citrix Systems Inc	(3,533)	(352)
Fidelity National Information Services Inc, Cl B	(33,746)	(3,817)
Fiserv Inc, Cl A *	(35,914)	(3,170)
II-VI Inc *	(4,204)	(157)
KLA-Tencor Corp	(632)	(75)
MKS Instruments Inc	(1,825)	(170)
Nutanix Inc, Cl A *	(5,767)	(218)
SolarEdge Technologies Inc *	(4,688)	(177)
Teradyne Inc	(21,396)	(852)
Trimble Inc *	(2,320)	(94)

		(10,539)

Materials — (0.2)%
International Paper Co	(15,731)	(728)

Total Common Stock Sold Short (Proceeds $51,561) ($ Thousands)		(53,874)

EXCHANGE TRADED FUNDS SOLD SHORT— (1.6)%

Exchange Traded Fund — (1.6)%
iShares Russell 2000 ETF	(9,263)	(1,418)
SPDR S&P 500 ETF Trust	(22,887)	(6,465)

Total Exchange Traded Funds Sold Short (Proceeds $7,793) ($ Thousands)		(7,883)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT (continued)

Total Investments Sold Short — (12.9)% (Proceeds $59,354) ($ Thousands)		$(61,757)

	Contracts
PURCHASED OPTIONS* — 0.1%

Total Purchased Options(K) (Cost $443) ($ Thousands)	4,659	$271

WRITTEN OPTIONS* — 0.0%

Total Written Options(K) (Premiums Received $93) ($ Thousands)	(507)	$(50)

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

A list of the open exchange traded options contracts for the Fund at March 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.1%

Put Options
April 19 Puts on SPX*	31	$8,787	$2,800.00	04/20/19	$57
April 19 Puts on SPX*	6	1,701	2,600.00	04/20/19	1
April 19 Puts on SPX*	31	8,787	2,600.00	04/20/19	5
April 19 Puts on SPX*	6	1,701	2,800.00	04/20/19	8
BB&T Corp*	9	42	47.00	06/22/19	2
Fifth Third Bancorp*	19	48	25.00	05/18/19	1
Fiserv Inc*	31	274	75.00	06/22/19	1
Harris Corp*	18	287	140.00	05/18/19	2
II-VI Inc*	31	115	30.00	04/20/19	–
KLA-Tencor Corp*	21	251	90.00	06/22/19	1
KLA-Tencor Corp*	38	454	95.00	06/22/19	2
Luxoft Holding Inc*	70	411	45.00	07/20/19	–
Nexstar Media Group Inc*	14	152	95.00	04/20/19	–
Nexstar Media Group Inc*	15	163	85.00	05/18/19	1
Nexstar Media Group Inc*	12	130	75.00	05/18/19	–
Nexstar Media Group Inc*	29	314	85.00	04/20/19	–
Nielsen Holdings PLC*	31	73	23.00	04/20/19	3
Nielsen Holdings PLC*	63	149	25.00	05/18/19	16
Nielsen Holdings PLC*	16	38	23.00	05/18/19	2
Red Hat Inc*	6	110	150.00	05/18/19	–
Red Hat Inc*	29	530	175.00	06/22/19	4
Red Hat Inc*	63	1,151	150.00	09/21/19	9
Spark Therapeutics Inc*	20	228	100.00	04/20/19	–
Spark Therapeutics Inc*	1	11	65.00	09/21/19	–
Spark Therapeutics Inc*	17	194	75.00	04/20/19	–
Spark Therapeutics Inc*	58	660	105.00	04/20/19	4
Spark Therapeutics Inc*	12	137	110.00	04/20/19	1
Spark Therapeutics Inc*	58	660	70.00	04/20/19	1
Spark Therapeutics Inc*	1,251	14,246	55.00	04/20/19	6
Spark Therapeutics Inc*	357	4,065	60.00	04/20/19	2
Spark Therapeutics Inc*	291	3,314	50.00	04/20/19	1
Symantec Corp*	43	99	21.00	04/20/19	–
Symantec Corp*	22	51	22.00	04/20/19	1
Technology Select Sector SPDR Fund*	94	696	70.00	06/22/19	11
Technology Select Sector SPDR Fund*	42	311	71.00	06/22/19	6
Tesla Inc*	6	168	245.00	04/20/19	–
T-Mobile US Inc*	29	200	67.50	05/18/19	7
T-Mobile US Inc*	8	55	70.00	05/18/19	3
T-Mobile US Inc*	30	207	65.00	05/18/19	4
TransDigm Group Inc*	8	363	370.00	05/18/19	1
Tribune Media Co*	63	291	45.00	01/18/20	1
VanEck Vectors Semiconductor ETF*	51	542	100.00	05/18/19	8
VanEck Vectors Semiconductor ETF*	12	128	95.00	04/20/19	–
Versum Materials Inc*	50	251	40.00	04/20/19	1

		49,143			173

Call Options
Avaya Holdings Corp*	31	52	17.50	04/20/19	3
Avaya Holdings Corp*	63	106	17.50	05/18/19	8
Bristol-Myers Squibb Co*	157	749	50.00	05/18/19	16
Bristol-Myers Squibb Co*	19	91	52.50	06/22/19	1

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Bristol-Myers Squibb Co*	25	$119	$60.00	04/20/19	$–
Caesars Entertainment Corp*	284	247	10.00	06/22/19	10
Denbury Resources Inc*	73	15	2.00	06/22/19	3
Denbury Resources Inc*	81	17	2.50	06/22/19	2
Denbury Resources Inc*	70	14	2.50	01/18/20	3
Kraft Heinz Co/The*	29	95	35.00	07/20/19	3
Kraft Heinz Co/The*	29	95	37.50	10/19/19	3
Nielsen Holdings PLC*	63	149	25.00	06/22/19	10
Nielsen Holdings PLC*	16	38	27.00	04/20/19	1
Spark Therapeutics Inc*	16	182	115.00	04/20/19	–
SPDR S&P 500 ETF Trust*	56	1,582	287.00	04/20/19	4
SPDR S&P 500 ETF Trust*	38	1,073	286.00	04/20/19	4
SPDR S&P 500 ETF Trust*	307	8,672	289.00	04/20/19	2
SPDR S&P 500 ETF Trust*	83	2,345	285.00	04/20/19	13
SPDR S&P 500 ETF Trust*	42	1,186	287.00	04/20/19	1
Zayo Group Holdings Inc*	65	185	30.00	06/22/19	11

		16,863			98
Total Purchased Options		$66,006			$271

WRITTEN OPTIONS — 0.0%

Put Options
April 19 Puts on SPX*	(12)	$(3,401)	2,700.00	04/20/19	$(6)
April 19 Puts on SPX*	(62)	(17,573)	2,700.00	04/20/19	(30)
Papa John’s International Inc*	(55)	(291)	37.50	04/20/19	–
Tesla Inc*	(6)	(168)	225.00	04/20/19	–

		(18,032)			(36)

Call Options
Bristol-Myers Squibb Co*	(19)	(91)	60.00	06/22/19	–
Caesars Entertainment Corp*	(284)	(247)	13.00	06/22/19	(2)
Papa John’s International Inc*	(55)	(291)	55.00	04/20/19	(5)
Sanderson Farms Inc*	(14)	(185)	130.00	04/20/19	(7)

		(814)			(14)

Total Written Options		$(18,846)			$(50)

A list of the open futures contracts held by the Fund at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Buxl 30 Year Bond	(2)	Jun-2019	$(412)	$(430)	$(21)
S&P 500 Index E-MINI	(6)	Jun-2019	(826)	(851)	(25)
U.S. Long Treasury Bond	4	Jun-2019	583	599	16

			$(655)	$(682)	$(30)

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/02/19	BRL	3,495	USD	922	$24
Barclays PLC	05/03/19	USD	1,671	BRL	6,564	13
Barclays PLC	04/02/19	USD	2,660	BRL	10,058	(76)
Barclays PLC	04/08/19	USD	1,310	PHP	68,561	(7)
Barclays PLC	04/08/19	PHP	68,561	USD	1,292	(12)
Barclays PLC	04/11/19	USD	655	IDR	9,297,455	(4)
Barclays PLC	05/13/19	USD	482	ARS	21,153	(22)
Barclays PLC	06/14/19	EUR	117	USD	133	1
Barclays PLC	06/14/19	AUD	395	USD	280	(1)
Barclays PLC	06/19/19	USD	226	COP	701,604	(6)
Barclays PLC	06/19/19	USD	384	TRY	2,278	(8)
Barclays PLC	06/19/19	USD	645	MXN	12,692	1
Barclays PLC	06/19/19	ZAR	838	USD	57	—
Barclays PLC	06/19/19	USD	1,034	HUF	283,598	(37)
Barclays PLC	06/19/19	USD	1,318	EUR	1,160	(7)
Barclays PLC	06/19/19	EUR	1,740	USD	1,987	20
Barclays PLC	06/19/19	TRY	4,630	USD	793	28
Barclays PLC	06/19/19	MXN	12,692	USD	649	3
Barclays PLC	06/19/19	INR	30,634	USD	425	(12)
Barclays PLC	06/19/19	RUB	32,588	USD	492	1
Barclays PLC	06/19/19	ZAR	35,887	USD	2,489	24
Barclays PLC	06/19/19	HUF	113,606	EUR	362	10
Barclays PLC	06/19/19	HUF	283,598	USD	1,016	19
Deutsche Bank	06/19/19	EUR	1,346	USD	1,546	25
Deutsche Bank	06/19/19	USD	1,605	COP	4,987,072	(45)
Merrill Lynch	04/11/19	IDR	9,297,455	USD	649	(3)
Merrill Lynch	06/19/19	EUR	3	USD	3	—
Merrill Lynch	06/19/19	USD	23	ZAR	341	—
Merrill Lynch	06/19/19	USD	643	IDR	9,297,455	2
Morgan Stanley	06/19/19	USD	202	TRY	1,212	(1)
Morgan Stanley	06/19/19	EUR	359	HUF	113,606	(7)
Morgan Stanley	06/19/19	RUB	31,994	USD	480	(2)

						$(79)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Continued)

A list of the open OTC swap agreements held by the Fund at March 31, 2019 is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	6.6715%	6M INR 1.0 X IN000/N + 0.0 BPS	Semi-Annually	06/20/2023	INR	47,112	$(18)	$–	$(18)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	PAYB IBOXHY_JUN19_280.4	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	1,093	$(16)	$6	$(22)
Deutsche Bank	PAYB EGYTB 0% 8/13/19	CASH DEPOSIT OF NOTIONAL AMOUNT	PRICE RETURN	Monthly	08/13/2019	EGP	9,266	531	518	13
JPMorgan Chase	IBOXHY_JUN19_280.25	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	962	(15)	5	(20)
JPMorgan Chase	IBOXHY_JUN19_281.63	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	617	(6)	3	(9)
JPMorgan Chase	PAYB IBOXHY_JUN19_281.25	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	617	(7)	3	(10)
JPMorgan Chase	PAYB IBOXHY_JUN19_282	IBOXX USD LIQUID HIGH YIELD	3-MONTH USD LIBOR	Quarterly	06/20/2019	USD	478	(4)	3	(7)
Morgan Stanley	AMCOR LIMITED	FEDEF-1D	AMCOR LIMITED	Monthly	08/07/2020	USD	2,479	(218)	–	(218)
Morgan Stanley	BTG PLC (S)	SONIA-1D	BTG PLC	Monthly	02/06/2021	GBP	976	(4)	–	(4)
Morgan Stanley	GEMALTO NV (S)	1 MONTH EUR - LIBOR	GEMALTO (SHORT)	Monthly	12/27/2019	EUR	1,045	(11)	–	(11)
Morgan Stanley	INNOGY SE	1 MONTH EUR - EURIBOR	INNOGY SE	Annually	11/06/2020	EUR	(20)	1	–	1
Morgan Stanley	INNOGY SE-NEW	1 MONTH EUR - EURIBOR	INNOGY SE	Annually	11/06/2020	EUR	(40)	1	–	1
Morgan Stanley	JARDINE LLOYD (S)	SONIA-1D	JARDINE LLOYDTHOMPSON GROUP	Annually	03/11/2021	GBP	–	–	–	–
Morgan Stanley	LEONI AG N	1 MONTH EUR - EURIBOR	LEONI AG N	Annually	12/18/2020	EUR	(117)	1	–	1
Morgan Stanley	OSRAM LICHT AG	1 MONTH EUR - EURIBOR	OSRAM LICHT AG	Annually	03/27/2021	EUR	(408)	(28)	–	(28)
Morgan Stanley	SCOUT24	1 MONTH EUR - EURIBOR	SCOUT24	Annually	12/17/2020	EUR	(3,838)	12	–	12

								$237	$538	$(301)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Mexico	Buy	1.00%	Quarterly	06/20/2023	$1,211	$(2)	$1	$(3)
Mexico	Buy	1.00%	Quarterly	12/20/2023	458	2	5	(3)
Mexico	Buy	1.00%	Quarterly	12/20/2023	776	3	13	(10)
Republic of Korea	Buy	1.00%	Quarterly	06/20/2024	1,345	(44)	(45)	1
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	16	36	(20)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	2	2	—
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(13)	(9)	(4)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2024	2,949	137	129	8
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(65)	(21)	(44)
Republic of Turkey	Buy	1.00%	Quarterly	06/20/2024	2,443	345	245	100
Russia	Sell	1.00%	Quarterly	06/20/2024	(2,857)	(48)	(44)	(4)

						$333	$312	$21

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.0 X BZDIOVRA + 0.0 BPS	8.36%	Annually	01/02/2023	BRL	10,400	$13	$–	$13
1.0 X BZDIOVRA + 0.0 BPS	8.33%	Annually	01/02/2023	BRL	10,419	10	–	10
28-DAY MXN - TIIE	7.91%	Monthly	09/13/2023	MXN	12,405	3	–	3
28-DAY MXN - TIIE	7.89%	Monthly	09/13/2023	MXN	13,148	2	–	2
28-DAY MXN - TIIE	7.945%	Monthly	09/13/2023	MXN	19,183	6	–	6
28D MXN MXIBTIIE	8.067%	Monthly	12/13/2023	MXN	15,371	9	–	9
1.0 X MXIBTIIE + 0.0 BPS	8.8125%	Monthly	12/13/2023	MXN	39,597	84	–	84
1.0 X MXIBTIIE + 0.0 BPS	8.08%	Monthly	03/13/2024	MXN	14,943	9	–	9
1.41%	6-MONTH GBP - LIBOR	Semi-Annually	08/04/2067	GBP	322	(20)	–	(20)
1.47%	1.0 X BP0006M + 0.0 BPS	Semi-Annually	09/18/2069	GBP	980	(78)	–	(78)

						$38	$–	$38

Percentages are based on Net Assets of $480,981 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $98 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements, securities sold short and open centrally cleared interest rate swap agreements.

(C)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $3,682 ($ Thousands), or 0.8% of the net assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $20,951 ($ Thousands), representing 4.4% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.

(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(H)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2019 was $7 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(I)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

ARS — Argentine Peso

AUD — Australian Dollar

BPS — Basis Point

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CV — Convertible Security

EGP — Egyptian Pound

ETF — Exchange-Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over-the-counter

PHP— Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

SPX — Standard & Poor’s 500 Index

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($thousands).

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$127,471	$112	$36	$127,619
Registered Investment
Companies	87,690	–	–	87,690
Exchange Traded Fund	39,366	–	–	39,366
Corporate Obligations	–	33,452	103	33,555
Sovereign Debt	–	20,128	–	20,128
Loan Participations	–	9,264	1,909	11,173
Municipal Bonds	–	2,803	138	2,941
Preferred Stock	936	–	–	936

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Strategy Alternative Fund (Concluded)

Investments in Securities	Level 1	Level 2	Level 3^	Total
Asset-Backed Securities	$–	$921	$–	$921
Convertible Bonds	–	729	–	729
Mortgage-Backed Security	–	–	175	175
Warrant	–	–	–	–
Cash Equivalents	118,295	–	–	118,295

Total Investments in Securities	$373,758	$67,409	$2,361	$443,528

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(53,874)	$–	$–	$(53,874)
Exchange Traded Funds	(7,883)	–	–	(7,883)

Total Securities Sold Short	$(61,757)	$–	$–	$(61,757)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$271	$—	$—	$271
Written Options	(50)	—	—	(50)
Futures Contracts *
Unrealized Appreciation	16	—	—	16
Unrealized Depreciation	(46)	—	—	(46)
Forwards Contracts *
Unrealized Appreciation	—	171	—	171
Unrealized Depreciation	—	(250)	—	(250)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(18)	—	(18)
Total Return Swaps *
Unrealized Appreciation	—	28	—	28
Unrealized Depreciation	—	(329)	—	(329)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	109	—	109
Unrealized Depreciation	—	(88)	—	(88)
Interest Rate Swaps *
Unrealized Appreciation	—	136	—	136
Unrealized Depreciation	—	(98)	—	(98)

Total Other Financial Instruments	$191	$(339)	$—	$(148)

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Institutional Managed Trust Long/Short Alternative Fund, Class Y	$32,435	$—	$(2,024)	$510	$(2,352)	$28,569	$621
SEI Daily Income Trust, Government Fund, Cl F	107,257	338,520	(327,882)	—	—	117,895	1,232

Totals	$139,692	$338,520	$(329,906)	$510	$(2,352)	$146,464	$1,853

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 48.0%
U.S. Treasury Bills
2.527%, 06/06/2019 (A)	$5,379	$5,356
2.517%, 06/20/2019 (A)	23,934	23,808
2.491%, 07/18/2019 (A)	99,246	98,543
2.481%, 08/01/2019 (A)	170,917	169,545
2.481%, 08/15/2019 (A)	20,150	19,969
2.471%, 07/11/2019 (A)	91,420	90,812
2.470%, 07/25/2019 (A)	90,000	89,320
2.470%, 08/08/2019 (A)	11,570	11,472
2.445%, 09/19/2019 (A)	2,639	2,609
2.445%, 09/26/2019 (A)	4,350	4,299
2.409%, 04/11/2019 (A)	53,171	53,136
2.408%, 05/02/2019 (A)	180,000	179,636
2.407%, 04/18/2019 (A)	30,000	29,966
2.400%, 04/30/2019 (A)	112,000	111,784
2.363%, 04/04/2019 (A)	12,623	12,621
United States Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	4,471	5,905
3.625%, 04/15/2028	4,669	5,925
3.375%, 04/15/2032	2,127	2,865
2.500%, 01/15/2029	2,176	2,578
2.375%, 01/15/2025	3,297	3,660
2.375%, 01/15/2027	1,872	2,140
2.125%, 02/15/2040	5,823	7,260
2.125%, 02/15/2041	2,874	3,602
2.000%, 01/15/2026	3,912	4,315
1.875%, 07/15/2019	1,773	1,794
1.750%, 01/15/2028	1,170	1,292
1.375%, 01/15/2020	2,762	2,785
1.375%, 02/15/2044	1,080	1,193
1.250%, 07/15/2020	3,294	3,342
1.125%, 01/15/2021	2,108	2,135
1.000%, 02/15/2046	3,187	3,246
0.750%, 02/15/2042	1,615	1,572
0.750%, 02/15/2045	802	770

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.625%, 07/15/2021		$3,551	$3,583
0.625%, 04/15/2023		79,808	80,360
0.625%, 01/15/2024		3,560	3,594
0.625%, 01/15/2026		52,628	53,216
0.625%, 02/15/2043		3,011	2,830
0.375%, 07/15/2023		1,082	1,084
0.375%, 07/15/2025		31,068	31,040
0.375%, 07/15/2027		28,544	28,326
0.250%, 01/15/2025		4,038	3,994
0.125%, 04/15/2019		3,223	3,225
0.125%, 04/15/2021		2,124	2,107
0.125%, 01/15/2022		1,891	1,875
0.125%, 04/15/2022		106,938	105,832
0.125%, 07/15/2022		2,134	2,123
0.125%, 01/15/2023		1,799	1,779
0.125%, 07/15/2024		6,891	6,803
0.125%, 07/15/2026		57,021	55,766
Total U.S. Treasury Obligations (Cost $1,343,500) ($ Thousands)			1,346,792

SOVEREIGN DEBT — 16.0%
African Development Bank
2.125%, 11/16/2022 (B)		500	496
1.875%, 03/16/2020 (B)		500	497
1.375%, 02/12/2020 (B)		1,250	1,238
1.250%, 07/26/2021 (B)		1,750	1,707
Asian Development Bank MTN
2.625%, 01/12/2027 (B)		750	757
2.000%, 02/16/2022 (B)		500	496
2.000%, 04/24/2026 (B)		500	484
1.625%, 05/05/2020 (B)		500	495
1.625%, 08/26/2020 (B)		1,000	989
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	254
Council of Europe Development Bank
1.625%, 03/16/2021 (B)		500	493
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	6,028	7,002
0.500%, 04/15/2030		7,980	10,705
0.100%, 04/15/2023		39,070	46,865
0.100%, 04/15/2026		40,473	50,372
0.100%, 04/15/2046		2,849	4,107
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022 (B)		$750	745
2.000%, 02/01/2021 (B)		1,000	993
1.750%, 06/14/2019 (B)		1,000	998
1.750%, 11/26/2019 (B)		1,000	995
1.625%, 05/05/2020 (B)		500	495

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	161

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.500%, 03/16/2020 (B)		$250	$248
1.125%, 08/24/2020 (B)		500	491
European Investment Bank
4.875%, 02/15/2036 (B)		250	316
3.250%, 01/29/2024 (B)		750	780
2.250%, 03/15/2022 (B)		750	748
2.125%, 10/15/2021 (B)		1,000	995
2.125%, 04/13/2026 (B)		500	490
Export Development Canada
2.000%, 05/17/2022 (B)		2,000	1,978
1.750%, 07/21/2020 (B)		1,000	991
1.625%, 01/17/2020 (B)		250	248
1.500%, 05/26/2021 (B)		1,000	982
1.375%, 10/21/2021 (B)		500	488
FMS Wertmanagement
2.000%, 08/01/2022 (B)		500	494
1.750%, 01/24/2020 (B)		500	497
1.750%, 03/17/2020 (B)		500	497
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	1,295	2,111
3.150%, 08/25/2032		5,781	9,983
2.250%, 07/25/2020		2,549	3,043
2.100%, 07/25/2023		2,510	3,236
1.850%, 07/25/2027		13,073	18,445
1.800%, 07/25/2040 (C)		2,446	4,066
1.300%, 07/25/2019		249	284
1.100%, 07/25/2022		1,264	1,554
0.700%, 07/25/2030 (C)		8,613	11,354
0.250%, 07/25/2024		14,841	18,187
0.100%, 03/01/2021		2,079	2,427
0.100%, 07/25/2021		1,253	1,461
0.100%, 03/01/2025		15,118	18,141
0.100%, 03/01/2028		8,063	9,785
Inter-American Development Bank
7.000%, 06/15/2025 (B)		$500	615
3.000%, 10/04/2023 (B)		250	257
3.000%, 02/21/2024 (B)		250	257
2.125%, 11/09/2020 (B)		250	249
2.000%, 06/02/2026 (B)		500	485
1.875%, 03/15/2021 (B)		500	495
1.625%, 05/12/2020 (B)		500	496
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (B)		250	309
2.500%, 11/25/2024 (B)		500	503
2.000%, 01/26/2022 (B)		500	496
1.875%, 10/07/2022 (B)		500	492
1.375%, 05/24/2021 (B)		500	490
International Finance MTN
2.125%, 04/07/2026 (B)		750	734
1.625%, 07/16/2020 (B)		1,000	990

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026 (C)	EUR	2,204	$2,794
2.600%, 09/15/2023 (C)		2,336	2,853
2.550%, 09/15/2041 (C)		994	1,176
2.350%, 09/15/2019 (C)		2,301	2,657
2.350%, 09/15/2024 (C)		3,133	3,784
2.350%, 09/15/2035 (C)		2,490	2,991
2.100%, 09/15/2021 (C)		1,520	1,814
1.250%, 09/15/2032 (C)		5,114	5,311
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	262
Korea International Bond
2.750%, 01/19/2027 (B)		1,000	990
Nordic Investment Bank
2.125%, 02/01/2022 (B)		750	745
1.250%, 08/02/2021 (B)		500	487
North American Development Bank
2.400%, 10/26/2022 (B)		200	197
Province of Alberta Canada
2.200%, 07/26/2022 (B)		750	740
Province of British Columbia Canada
6.500%, 01/15/2026 (B)		250	305
2.650%, 09/22/2021 (B)		1,000	1,005
2.000%, 10/23/2022 (B)		750	739
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	255
2.125%, 05/04/2022 (B)		250	247
Province of Ontario Canada
4.000%, 10/07/2019 (B)		500	504
2.450%, 06/29/2022 (B)		250	249
2.400%, 02/08/2022 (B)		750	748
2.250%, 05/18/2022 (B)		500	496
2.200%, 10/03/2022 (B)		500	494
Province of Quebec Canada
7.500%, 09/15/2029 (B)		200	282
2.500%, 04/20/2026 (B)		750	742
Svensk Exportkredit MTN
1.750%, 03/10/2021 (B)		1,000	987
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,446
2.500%, 04/16/2020		429	2,003
2.500%, 07/17/2024		340	1,617
2.000%, 01/26/2035		932	3,427
1.875%, 11/22/2022		1,651	2,528
1.250%, 11/22/2027		2,187	3,845
1.250%, 11/22/2032		748	1,505
1.250%, 11/22/2055		1,325	4,445
1.125%, 11/22/2037		1,091	2,438
0.750%, 03/22/2034		1,036	2,023
0.750%, 11/22/2047		1,362	3,498
0.625%, 03/22/2040		1,921	4,170
0.625%, 11/22/2042		1,365	3,130

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.500%, 03/22/2050	GBP	1,724	$4,407
0.375%, 03/22/2062		1,132	3,496
0.250%, 03/22/2052		1,754	4,398
0.125%, 03/22/2024		40,275	59,697
0.125%, 03/22/2026		23,890	37,033
0.125%, 03/22/2029		1,788	2,952
0.125%, 03/22/2044		1,751	3,714
0.125%, 03/22/2058		1,659	4,449
0.125%, 11/22/2065		1,185	3,671
0.125%, 03/22/2068		453	1,482

Total Sovereign Debt
(Cost $439,063) ($ Thousands)			448,599

		Shares
COMMON STOCK — 3.3%
Communication Services — 0.3%
Activision Blizzard Inc		5,637	257
Alphabet Inc, Cl A *		225	265
Alphabet Inc, Cl C *		212	249
AT&T Inc		20,624	647
CBS Corp, Cl B		4,075	194
CenturyLink Inc		43,896	526
Charter Communications Inc, Cl A *		702	243
Comcast Corp, Cl A		6,389	255
Discovery Inc, Cl A *		9,297	251
Discovery Inc, Cl C *		11,324	288
DISH Network Corp, Cl A *		8,704	276
Electronic Arts Inc *		2,803	285
Facebook Inc, Cl A *		1,409	235
Fox Corp *		12,967	471
Interpublic Group of Cos Inc/The		13,924	293
Netflix Inc *		703	251
News Corp, Cl A		20,927	260
News Corp, Cl B		21,707	271
Omnicom Group Inc		4,167	304
Take-Two Interactive Software Inc, Cl A *		2,472	233
TripAdvisor Inc *		8,089	416
Twitter Inc *		8,010	263
Verizon Communications Inc		9,395	555
Viacom Inc, Cl B		8,692	244
Walt Disney Co/The		4,297	477

			8,009

Consumer Discretionary — 0.3%
Advance Auto Parts Inc		1,136	194
Amazon.com Inc, Cl A *		72	128
AutoZone Inc *		218	223
Best Buy Co Inc		2,195	156
Booking Holdings Inc *		80	140
BorgWarner Inc		4,754	183
Capri Holdings Ltd *		3,411	156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CarMax Inc *	2,511	$175
Chipotle Mexican Grill Inc, Cl A *	286	203
Darden Restaurants Inc	1,472	179
Delphi Automotive PLC *	1,925	153
Dollar General Corp	990	118
Dollar Tree Inc *	2,221	233
DR Horton Inc	3,316	137
eBay Inc	1,485	55
Expedia Group Inc	1,393	166
Foot Locker Inc, Cl A	3,089	187
Ford Motor Co	8,016	70
Gap Inc/The	5,746	150
General Motors Co	2,986	111
H&R Block Inc	4,731	113
Hanesbrands Inc	12,220	219
Harley-Davidson Inc, Cl A	4,066	145
Hasbro Inc	1,503	128
Hilton Worldwide Holdings Inc	1,532	127
Home Depot Inc/The	660	127
Kohl’s Corp	2,286	157
L Brands Inc	5,618	155
Leggett & Platt Inc	4,641	196
Lennar Corp, Cl A	3,927	193
LKQ Corp *	6,539	186
Lowe’s Cos Inc	1,189	130
Macy’s Inc	5,542	133
Marriott International Inc/MD, Cl A	1,166	146
Mattel Inc *	10,881	141
McDonald’s Corp	63	12
MGM Resorts International	6,494	167
Mohawk Industries Inc *	1,015	128
Newell Brands Inc, Cl B	7,690	118
NIKE Inc, Cl B	338	28
Nordstrom Inc	1,762	78
Norwegian Cruise Line Holdings Ltd *	2,900	159
O’Reilly Automotive Inc *	530	206
PVH Corp	1,907	233
Ralph Lauren Corp, Cl A	1,286	167
Ross Stores Inc	2,214	206
Royal Caribbean Cruises Ltd	1,248	143
Starbucks Corp	2,467	183
Tapestry Inc	3,725	121
Target Corp, Cl A	2,518	202
Tiffany & Co	1,465	155
TJX Cos Inc/The	4,144	221
Tractor Supply Co	2,314	226
Ulta Beauty Inc *	691	241
Under Armour Inc, Cl A *	5,297	112
Under Armour Inc, Cl C *	9,532	180
VF Corp	2,192	191
Whirlpool Corp	864	115

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	163

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wynn Resorts Ltd	1,040	$124

		9,129

Consumer Staples — 0.4%
Altria Group Inc	7,264	417
Archer-Daniels-Midland Co	6,839	295
Brown-Forman Corp, Cl B	7,215	381
Campbell Soup Co	12,199	465
Church & Dwight Co Inc	5,724	408
Clorox Co/The	3,472	557
Coca-Cola European Partners PLC	1,540	80
Colgate-Palmolive Co	4,415	303
Conagra Brands Inc	13,514	375
Constellation Brands Inc, Cl A	1,639	287
Coty Inc, Cl A	22,172	255
Estee Lauder Cos Inc/The, Cl A	3,029	502
General Mills Inc	11,660	603
Hershey Co/The	5,283	607
Hormel Foods Corp	9,556	428
JM Smucker Co/The	4,668	544
Kellogg Co	5,138	295
Kimberly-Clark Corp	4,208	521
Kraft Heinz Co/The	6,717	219
Kroger Co/The	11,876	292
Lamb Weston Holdings Inc	2,857	214
McCormick & Co Inc/MD	2,763	416
Molson Coors Brewing Co, Cl B	6,673	398
Mondelez International Inc, Cl A	8,619	430
Monster Beverage Corp *	7,622	416
PepsiCo Inc	2,423	297
Philip Morris International Inc	4,052	358
Procter & Gamble Co/The	4,040	420
Sysco Corp, Cl A	4,913	328
Tyson Foods Inc, Cl A	6,591	458
Walgreens Boots Alliance Inc	4,912	311
Walmart Inc	1,858	181

		12,061

Energy — 0.3%
Anadarko Petroleum Corp, Cl A	4,928	224
Apache Corp	8,239	286
Baker Hughes a GE Co, Cl A	10,487	291
Cabot Oil & Gas Corp	9,943	260
Chevron Corp	2,251	277
Cimarex Energy Co	3,733	261
Concho Resources Inc	2,397	266
ConocoPhillips	5,566	371
Devon Energy Corp	5,871	185
Diamondback Energy Inc, Cl A	3,000	305
EOG Resources Inc	2,565	244
Exxon Mobil Corp	2,881	233
Halliburton Co	5,574	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helmerich & Payne Inc	5,012	$278
Hess Corp	3,251	196
HollyFrontier Corp	4,290	211
Kinder Morgan Inc/DE	14,279	286
Marathon Oil Corp	12,842	215
Marathon Petroleum Corp	4,163	249
National Oilwell Varco Inc, Cl A	7,252	193
Noble Energy Inc	10,357	256
Occidental Petroleum Corp	4,454	295
ONEOK Inc	5,808	406
Phillips 66	2,695	256
Pioneer Natural Resources Co	1,705	260
Schlumberger Ltd, Cl A	3,371	147
TechnipFMC PLC	11,797	277
Valero Energy Corp	2,503	212
Williams Cos Inc/The	11,377	327

		7,430

Financials — 0.2%
Affiliated Managers Group Inc	1,162	124
Allstate Corp/The	963	91
American Express Co	421	46
American International Group Inc	1,882	81
Ameriprise Financial Inc	614	79
Aon PLC	680	116
Assurant Inc	976	93
Bank of America Corp	3,101	86
Bank of New York Mellon Corp/The	1,593	80
BB&T Corp	2,425	113
BlackRock Inc	215	92
Brighthouse Financial Inc *	1,974	72
Capital One Financial Corp	1,140	93
Cboe Global Markets Inc	1,513	144
Charles Schwab Corp/The	1,358	58
Chubb Ltd	852	119
Cincinnati Financial Corp	2,017	173
Citizens Financial Group Inc	2,888	94
Comerica Inc	1,435	105
Discover Financial Services	1,159	83
E*TRADE Financial Corp	2,501	116
Fifth Third Bancorp	3,964	100
Franklin Resources Inc	2,773	92
Goldman Sachs Group Inc/The	641	123
Hartford Financial Services Group Inc/The	2,184	109
Huntington Bancshares Inc/OH	9,087	115
Intercontinental Exchange Inc	1,550	118
Invesco Ltd	6,593	127
Jefferies Financial Group Inc	4,320	81
JPMorgan Chase & Co	873	88
KeyCorp	8,346	131
Lincoln National Corp	1,000	59
Loews Corp	1,583	76

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
M&T Bank Corp	598	$94
MetLife Inc	1,562	67
Morgan Stanley	1,873	79
MSCI Inc, Cl A	449	89
Nasdaq Inc, Cl A	1,585	139
Northern Trust Corp	1,046	95
People’s United Financial Inc	8,554	141
PNC Financial Services Group Inc/The	607	74
Principal Financial Group Inc, Cl A	1,498	75
Progressive Corp/The	2,497	180
Prudential Financial Inc	736	68
Raymond James Financial Inc	1,182	95
Regions Financial Corp	6,723	95
State Street Corp	770	51
SunTrust Banks Inc	2,220	132
SVB Financial Group, Cl B *	365	81
Synchrony Financial	3,561	114
T Rowe Price Group Inc	1,887	189
Torchmark Corp, Cl A	870	71
Travelers Cos Inc/The	849	116
Unum Group	4,210	142
US Bancorp	2,336	113
Wells Fargo & Co	1,955	94
Willis Towers Watson PLC	490	86

		5,757

Health Care — 0.3%
Abbott Laboratories	2,344	187
AbbVie Inc	1,754	141
ABIOMED Inc *	143	41
Agilent Technologies Inc	3,209	258
Alexion Pharmaceuticals Inc *	1,323	179
Allergan PLC	990	145
AmerisourceBergen Corp, Cl A	1,376	109
Amgen Inc, Cl A	840	160
Anthem Inc	458	131
Baxter International Inc	2,892	235
Becton Dickinson and Co	951	237
BeiGene Ltd ADR *	1,443	190
Boston Scientific Corp *	7,038	270
Bristol-Myers Squibb Co	2,871	137
Cardinal Health Inc	2,281	110
Centene Corp *	2,552	135
Cerner Corp *	3,217	184
Cooper Cos Inc/The, Cl A	642	190
Covetrus Inc *	1	—
CVS Health Corp	3,025	163
Danaher Corp, Cl A	1,722	227
DaVita Inc *	2,885	157
DENTSPLY SIRONA Inc	2,721	135
Edwards Lifesciences Corp, Cl A *	740	142
Gilead Sciences Inc	2,209	144

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare Inc	1,320	$172
Henry Schein Inc *	2,812	169
Hologic Inc *	3,960	192
Humana Inc	533	142
IDEXX Laboratories Inc *	915	205
Illumina Inc *	591	184
Incyte Corp *	1,195	103
Intuitive Surgical Inc *	369	210
Johnson & Johnson	894	125
Laboratory Corp of America Holdings *	1,268	194
McKesson Corp	792	93
Medtronic PLC	1,787	163
Mettler-Toledo International Inc *	275	199
Mylan NV *	3,267	93
Nektar Therapeutics, Cl A *	1,939	65
PerkinElmer Inc	2,942	283
Pfizer Inc	4,453	189
Quest Diagnostics Inc	2,292	206
Stryker Corp	1,159	229
Teva Pharmaceutical Industries Ltd ADR *	13,592	213
UnitedHealth Group Inc	559	138
Universal Health Services Inc, Cl B	1,151	154
Varian Medical Systems Inc *	1,691	240
Vertex Pharmaceuticals Inc *	910	167
Waters Corp *	930	234
Zimmer Biomet Holdings Inc	1,684	215
Zoetis Inc, Cl A	2,499	252

		8,836

Industrials — 0.3%
3M Co	677	141
Alaska Air Group Inc	850	48
Allegion PLC	1,615	146
American Airlines Group Inc	2,578	82
AMETEK Inc	2,335	194
AO Smith Corp	2,700	144
Arconic Inc	5,255	100
Boeing Co/The	456	174
CH Robinson Worldwide Inc	2,024	176
Cintas Corp	931	188
Copart Inc *	2,400	145
Cummins Inc	871	138
Delta Air Lines Inc, Cl A	3,091	160
Dover Corp	1,914	180
Emerson Electric Co	2,411	165
Equifax Inc	1,030	122
Expeditors International of Washington Inc	2,620	199
Fastenal Co, Cl A	1,391	89
Flowserve Corp	3,192	144
Fluor Corp	3,126	115
Fortive Corp	1,754	147
Fortune Brands Home & Security Inc	2,268	108

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	165

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	849	$144
General Electric Co	5,173	52
Harris Corp	1,193	191
Honeywell International Inc	835	133
Huntington Ingalls Industries Inc, Cl A	757	157
IHS Markit Ltd *	3,200	174
Illinois Tool Works Inc	606	87
Ingersoll-Rand PLC	1,653	178
Jacobs Engineering Group Inc	1,976	149
JB Hunt Transport Services Inc	832	84
Johnson Controls International plc	3,007	111
Kansas City Southern	1,165	135
L3 Technologies Inc	894	184
Lockheed Martin Corp	518	155
Masco Corp	3,446	135
Nielsen Holdings PLC	5,302	126
Norfolk Southern Corp	1,093	204
Northrop Grumman Corp	572	154
PACCAR Inc	2,161	147
Parker-Hannifin Corp, Cl A	549	94
Pentair PLC	5,438	242
Quanta Services Inc	3,494	132
Raytheon Co	1,052	192
Robert Half International Inc	3,077	201
Rockwell Automation Inc	996	175
Snap-on Inc	986	154
Southwest Airlines Co, Cl A	2,241	116
Stanley Black & Decker Inc	854	116
Textron Inc	2,415	122
TransDigm Group Inc *	313	142
United Continental Holdings Inc *	579	46
United Technologies Corp	1,503	194
Verisk Analytics Inc, Cl A	1,825	243
Wabtec Corp	37	3
Waste Management Inc	830	86
Xylem Inc/NY	1,487	118

		8,181

Information Technology — 0.3%
Adobe Inc *	587	156
Advanced Micro Devices Inc *	3,357	86
Akamai Technologies Inc *	1,677	120
Alliance Data Systems Corp	609	107
Amphenol Corp, Cl A	1,663	157
Analog Devices Inc	1,714	180
Applied Materials Inc	3,039	121
Arista Networks Inc *	506	159
Autodesk Inc, Cl A *	1,057	165
Automatic Data Processing Inc	1,586	253
Broadcom Inc	452	136
Cadence Design Systems Inc *	2,281	145
CGI Inc, Cl A *	5,643	388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cisco Systems Inc	4,373	$236
Citrix Systems Inc	1,812	181
Cognizant Technology Solutions Corp, Cl A	2,178	158
Corning Inc, Cl B	4,549	151
DXC Technology Co	1,620	104
F5 Networks Inc, Cl A *	1,077	169
Fidelity National Information Services Inc, Cl B	1,370	155
Fiserv Inc, Cl A *	2,440	215
FleetCor Technologies Inc *	390	96
FLIR Systems Inc	2,599	124
Fortinet Inc *	818	69
Gartner Inc *	1,047	159
Global Payments Inc	1,650	225
Hewlett Packard Enterprise Co	8,829	136
HP Inc	7,329	142
Intel Corp	2,194	118
International Business Machines Corp	793	112
Intuit Inc	640	167
Juniper Networks Inc	4,939	131
KLA-Tencor Corp	1,572	188
Microchip Technology Inc	1,703	141
Microsoft Corp	1,573	186
Motorola Solutions Inc	1,647	231
NetApp Inc	2,629	182
Oracle Corp, Cl B	2,724	146
Paychex Inc	2,240	180
Qorvo Inc *	1,591	114
QUALCOMM Inc	2,828	161
Red Hat Inc *	772	141
salesforce.com Inc *	952	151
Seagate Technology PLC	1,886	90
Skyworks Solutions Inc	1,430	118
Symantec Corp, Cl A	7,762	178
Synopsys Inc *	1,972	227
Texas Instruments Inc	1,935	205
Total System Services Inc	1,556	148
VeriSign Inc *	1,056	192
Western Union Co/The	7,451	138

		8,138

Materials — 0.3%
Air Products & Chemicals Inc	2,754	526
Albemarle Corp	4,077	334
Avery Dennison Corp	4,309	487
CF Industries Holdings Inc	8,474	347
DowDuPont Inc	3,752	200
Eastman Chemical Co	4,183	318
Ecolab Inc	2,840	502
FMC Corp	4,104	315
Freeport-McMoRan Inc, Cl B	23,066	297
International Flavors & Fragrances Inc	2,340	301

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Linde PLC	2,704	$476
Livent Corp *	3,838	47
Martin Marietta Materials Inc, Cl A	2,228	448
Mosaic Co/The	13,758	376
Newmont Mining Corp	14,038	502
Nucor Corp	6,312	368
Packaging Corp of America	4,149	412
PPG Industries Inc	3,051	344
Sealed Air Corp	4,758	219
Sherwin-Williams Co/The, Cl A	639	275
Vulcan Materials Co	4,404	522
Westrock Co	4,534	174

		7,790

Real Estate — 0.1%
Alexandria Real Estate Equities Inc ‡	1,025	146
Apartment Investment & Management Co, Cl A ‡	2,812	141
Boston Properties Inc ‡	114	15
Digital Realty Trust Inc, Cl A ‡	1,000	119
Duke Realty Corp ‡	4,733	145
Equinix Inc ‡	207	94
Equity Residential ‡	1,670	126
Essex Property Trust Inc ‡	681	197
Federal Realty Investment Trust ‡	1,020	141
HCP Inc ‡	3,955	124
Host Hotels & Resorts Inc ‡	7,223	136
Kimco Realty Corp ‡	6,490	120
Macerich Co/The ‡	1,962	85
Mid-America Apartment Communities Inc ‡	1,107	121
Prologis Inc ‡	2,009	144
Realty Income Corp ‡	2,310	170
Regency Centers Corp ‡	1,875	126
SBA Communications Corp, Cl A *‡	900	180
SL Green Realty Corp ‡	1,090	98
UDR Inc ‡	2,944	134
Ventas Inc ‡	3,347	214
Vornado Realty Trust ‡	2,208	149
Welltower Inc ‡	1,515	117
Weyerhaeuser Co ‡	3,289	87

		3,129

Utilities — 0.5%
AES Corp/VA	25,990	470
Alliant Energy Corp	14,731	694
Ameren Corp	9,333	686
American Electric Power Co Inc	6,545	548
American Water Works Co Inc	4,182	436
CenterPoint Energy Inc	17,055	524
CMS Energy Corp	10,372	576
Consolidated Edison Inc	8,391	712
DTE Energy Co	5,956	743

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	6,400	$576
Edison International	7,889	488
Entergy Corp	5,814	556
Evergy Inc	7,600	441
Eversource Energy	9,458	671
Exelon Corp	12,325	618
FirstEnergy Corp	14,493	603
NextEra Energy Inc	2,742	530
NiSource Inc	20,884	599
NRG Energy Inc	9,094	386
Pinnacle West Capital Corp	2,937	281
PPL Corp	20,593	654
Public Service Enterprise Group Inc	11,012	654
Sempra Energy	4,307	542
Southern Co/The	10,786	557
WEC Energy Group Inc	8,658	685
Xcel Energy Inc	12,339	694

		14,924

Total Common Stock (Cost $68,972) ($ Thousands)		93,384

FOREIGN COMMON STOCK — 3.0%
Australia — 0.2%
AGL Energy Ltd	25,712	398
Amcor Ltd/Australia	2,573	28
APA Group	46,575	330
Aristocrat Leisure Ltd	3,092	54
ASX Ltd	2,472	123
Aurizon Holdings Ltd	21,309	69
AusNet Services	267,963	338
BHP Group Ltd	169	5
Brambles Ltd	6,302	53
Caltex Australia Ltd	12,394	231
CIMIC Group Ltd	2,946	101
Coca-Cola Amatil Ltd	21,108	130
Cochlear Ltd	1,412	174
Computershare Ltd	16,645	202
Crown Resorts Ltd	10,576	86
CSL Ltd	1,573	218
Domino’s Pizza Enterprises Ltd	2,369	73
Flight Centre Travel Group Ltd	2,687	80
Fortescue Metals Group Ltd	16,775	85
Harvey Norman Holdings Ltd	38,002	108
Incitec Pivot Ltd	29,314	65
Insurance Australia Group Ltd	17,240	94
Lendlease Group	3,959	35
Oil Search Ltd	38,708	216
Orica Ltd	2,883	36
Origin Energy Ltd	37,673	193
Ramsay Health Care Ltd	2,420	111

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	167

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
REA Group Ltd	2,759	$146
Rio Tinto Ltd	197	14
Santos Ltd	17,669	86
Scentre Group	11,668	34
SEEK Ltd	7,445	93
Sonic Healthcare Ltd	9,228	161
Sydney Airport	20,066	106
Tabcorp Holdings Ltd	30,312	99
Telstra Corp Ltd, Cl B	100,746	237
TPG Telecom Ltd	39,201	193
Transurban Group	13,849	130
Treasury Wine Estates Ltd	13,519	143
Unibail-Rodamco-Westfield	16	—
Wesfarmers Ltd	4,242	104
Westpac Banking Corp	2,441	45
Woodside Petroleum Ltd	7,821	192
Woolworths Group Ltd	7,504	162

		5,581

Austria — 0.0%
ANDRITZ AG	2,783	120
Erste Group Bank AG	2,889	106
OMV AG	6,519	354
Raiffeisen Bank International AG	1,802	41
voestalpine AG	7,580	230

		851

Belgium — 0.1%
Ageas	2,714	131
Anheuser-Busch InBev SA/NV	2,858	240
Colruyt SA	13,720	1,015
Groupe Bruxelles Lambert SA	357	35
KBC Group NV	1,942	136
Proximus SADP	17,108	494
Solvay SA	4,567	494
Telenet Group Holding NV *	13,365	644
UCB SA, Cl A	3,328	286
Umicore SA	2,183	97

		3,572

Canada — 0.3%
Alimentation Couche-Tard Inc, Cl B	4,333	255
Atco Ltd/Canada, Cl I	6,462	218
Aurora Cannabis Inc *	14,989	136
Bank of Montreal	1,058	79
Bank of Nova Scotia/The, Cl C	1,590	85
Barrick Gold Corp	8,539	117
Bausch Health Cos Inc *	7,641	189
BCE Inc	4,971	221
BlackBerry Ltd *	10,863	109
Bombardier Inc, Cl B *	23,691	46
Cameco Corp	5,969	70

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Canadian Natural Resources Ltd	1,707	$47
Canadian Pacific Railway Ltd	641	132
Canadian Tire Corp Ltd, Cl A	758	82
Canadian Utilities Ltd, Cl A	6,352	173
Canopy Growth Corp *	1,983	86
CCL Industries Inc, Cl B	2,224	90
CI Financial Corp	3,354	46
Constellation Software Inc/Canada	153	130
Dollarama Inc	1,227	33
Emera Inc	7,671	287
Empire Co Ltd, Cl A	8,687	188
Enbridge Inc	2,263	82
First Capital Realty Inc	4,150	66
First Quantum Minerals Ltd (Canada)	2,143	24
Fortis Inc/Canada	10,332	382
Franco-Nevada Corp	1,600	120
George Weston Ltd	1,233	89
Gildan Activewear Inc	3,594	129
H&R Real Estate Investment Trust	4,787	84
Hydro One Ltd	12,827	199
Imperial Oil Ltd	2,707	74
Loblaw Cos Ltd	4,092	202
Magna International Inc, Cl A	3,188	155
Methanex Corp	1,070	61
Metro Inc, Cl A	7,578	279
National Bank of Canada	2,170	98
Nutrien Ltd	1,762	93
Open Text Corp	5,957	229
PrairieSky Royalty Ltd	2,615	35
Restaurant Brands International Inc	1,026	67
Rogers Communications Inc, Cl B	3,483	187
Royal Bank of Canada	1,066	80
Saputo Inc	3,456	118
Shaw Communications Inc, Cl B	7,879	164
Shopify Inc, Cl A *	675	139
SNC-Lavalin Group Inc	3,554	90
Stars Group Inc/The *	2,951	52
Suncor Energy Inc	1,544	50
Teck Resources Ltd, Cl B	2,423	56
TELUS Corp	7,021	260
Toronto-Dominion Bank/The	1,857	101
TransCanada Corp	2,000	90
Turquoise Hill Resources Ltd *	33,850	56
Vermilion Energy Inc	2,483	61
Wheaton Precious Metals Corp	4,550	108

		6,899

China — 0.0%
Sands China Ltd	18,800	95

Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	102	123

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
AP Moller - Maersk A/S, Cl B	47	$60
Carlsberg A/S, Cl B	2,560	320
Chr Hansen Holding A/S	3,131	318
Coloplast A/S, Cl B	1,982	218
Danske Bank A/S	10,789	189
Demant A/S *	3,903	115
Genmab A/S *	1,899	330
H Lundbeck A/S, Cl H	4,565	198
Novo Nordisk A/S, Cl B	3,217	169
Novozymes A/S, Cl B	6,171	284
Orsted A/S (C)	5,565	422
Pandora A/S	4,686	220
Tryg A/S	13,990	384
Vestas Wind Systems A/S	1,356	114

		3,464

Finland — 0.1%
Elisa OYJ	10,169	459
Fortum OYJ	11,559	237
Kone OYJ, Cl B	2,993	151
Metso OYJ	2,878	99
Neste	3,921	418
Nokia OYJ	75,877	432
Nokian Renkaat OYJ	3,215	108
Orion Oyj, Cl B	6,931	260
Stora Enso OYJ, Cl R	7,053	86
UPM-Kymmene OYJ, Cl V	3,841	112
Wartsila OYJ Abp	6,954	113

		2,475

France — 0.2%
Aeroports de Paris, Cl A	373	72
Air Liquide SA	1,133	144
Atos SE	2,099	203
AXA SA	1,932	49
BioMerieux	1,418	117
Bouygues SA	892	32
Capgemini SE	1,472	179
Carrefour SA	6,251	117
CNP Assurances	1,903	42
Covivio	434	46
Credit Agricole SA	1,767	21
Dassault Systemes SE	2,182	325
Electricite de France SA	14,933	204
Engie SA	13,671	204
EssilorLuxottica SA	1,928	211
Eurofins Scientific SE	129	53
Eutelsat Communications SA	5,109	89
Gecina SA	699	103
Getlink SE	4,624	70
ICADE	512	43
Iliad SA	971	98

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Imerys SA	2,203	$110
Ingenico Group SA	1,563	112
Ipsen SA	1,367	188
JCDecaux SA	1,173	36
L’Oreal SA	607	163
LVMH Moet Hennessy Louis Vuitton SE	396	146
Natixis SA	5,679	30
Orange SA	5,449	89
Pernod Ricard SA	240	43
Remy Cointreau SA	117	16
Renault SA	1,250	83
Rexel SA	3,641	41
Sanofi	1,510	134
Sartorius Stedim Biotech	1,305	165
Schneider Electric SE	577	45
SCOR SE	1,457	62
Societe BIC SA	447	40
STMicroelectronics NV	5,260	78
Suez	11,567	153
Thales SA, Cl A	440	53
TOTAL SA	2,499	139
Ubisoft Entertainment SA *	803	72
Valeo SA	2,727	79
Veolia Environnement SA	6,091	136
Vinci SA	822	80
Vivendi SA	5,328	155
Wendel SA	681	86

		4,956

Germany — 0.2%
1&1 Drillisch AG	1,551	55
adidas AG	369	90
Allianz SE	347	77
BASF SE	1,028	76
Bayer AG	1,449	94
Beiersdorf AG	1,293	135
Brenntag AG	527	27
Commerzbank AG	5,497	43
Continental AG	286	43
Covestro AG	1,507	83
Delivery Hero SE *(C)	1,703	62
Deutsche Bank AG	2,043	17
Deutsche Telekom AG	6,506	108
Deutsche Wohnen SE	1,750	85
E.ON SE	20,435	227
Fraport AG Frankfurt Airport Services Worldwide	1,521	117
Fresenius SE & Co KGaA	295	16
GEA Group AG	1,568	41
Hannover Rueck SE	619	89
HeidelbergCement AG	879	63
Henkel AG & Co KGaA	1,543	147

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
HUGO BOSS AG	1,366	$93
Infineon Technologies AG	8,574	170
Innogy SE (C)	7,476	346
LANXESS AG	1,587	85
Merck KGaA	1,220	139
METRO AG	10,579	176
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	274	65
OSRAM Licht AG	1,575	54
Puma SE	32	19
QIAGEN NV *	4,245	172
RTL Group SA	1,417	77
RWE AG	3,134	84
SAP SE	1,978	229
Siemens Healthineers AG (C)	4,368	182
Symrise AG, Cl A	1,058	95
Telefonica Deutschland Holding AG	26,444	83
thyssenkrupp AG	3,604	50
Uniper SE	5,506	166
United Internet AG	3,201	117
Volkswagen AG	135	22
Wirecard AG	1,325	166
Zalando SE *(C)	1,425	56

		4,341

Hong Kong — 0.2%
AIA Group Ltd	13,800	137
ASM Pacific Technology Ltd	17,728	198
CK Asset Holdings Ltd	5,708	51
CK Hutchison Holdings Ltd	8,208	86
CK Infrastructure Holdings Ltd	41,339	339
CLP Holdings Ltd, Cl B	40,838	473
Galaxy Entertainment Group Ltd *	15,000	102
HK Electric Investments & HK Electric Investments Ltd	467,000	477
HKT Trust & HKT Ltd	450,010	723
Hong Kong & China Gas Co Ltd	119,234	286
Kerry Properties Ltd	13,000	58
MGM China Holdings Ltd	30,000	63
Minth Group Ltd	18,000	57
NWS Holdings Ltd	8,569	19
PCCW Ltd	745,000	463
Power Assets Holdings Ltd	41,474	288
Shangri-La Asia Ltd	82,000	117
SJM Holdings Ltd	122,000	139
Swire Pacific Ltd, Cl A	4,000	52
Swire Properties Ltd	18,400	79
Techtronic Industries Co Ltd	1,501	10
WH Group Ltd	341,000	365
Wynn Macau Ltd	27,600	65

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Yue Yuen Industrial Holdings Ltd	67,694	$233

		4,880

Ireland — 0.1%
Accenture PLC, Cl A	1,029	181
AerCap Holdings NV *	2,475	115
AIB Group PLC	40,348	181
Bank of Ireland Group PLC	30,752	183
CRH PLC	8,115	252
Eaton Corp PLC	2,114	170
James Hardie Industries PLC	6,087	79
Kerry Group PLC, Cl A	3,687	412
Paddy Power Betfair PLC	12,744	984
Ryanair Holdings PLC ADR *	2,240	168

		2,725

Israel — 0.1%
Azrieli Group Ltd	1,204	71
Bank Leumi Le-Israel BM	3,728	24
Bezeq The Israeli Telecommunication Corp Ltd *	560,067	402
Check Point Software Technologies Ltd *	3,477	440
Elbit Systems Ltd	1,925	249
International Flavors & Fragrances Inc	1	—
Israel Chemicals Ltd	67,621	352
Nice Ltd *	3,452	407
Wix.com Ltd *	2,155	260

		2,205

Italy — 0.1%
Assicurazioni Generali SpA	2,134	40
Atlantia SpA	3,095	80
Davide Campari-Milano SpA	3,158	31
Enel SpA	35,087	225
Eni SpA	9,713	172
EXOR NV	1,900	123
Ferrari NV	904	121
Fiat Chrysler Automobiles NV	4,810	72
Intesa Sanpaolo SpA	31,593	77
Leonardo SpA	10,324	120
Mediobanca Banca di Credito Finanziario SpA	8,384	87
Moncler SpA	2,434	98
Poste Italiane SpA (C)	10,226	100
Prysmian SpA	5,661	107
Recordati SpA	5,489	214
Snam SpA	74,423	383
Telecom Italia SpA/Milano *	716,038	424
Tenaris SA	20,864	293
Terna Rete Elettrica Nazionale SpA	51,888	329

		3,096

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Japan — 0.3%
Air Water Inc	3,900	$57
Aisin Seiki Co Ltd	1,500	54
Ajinomoto Co Inc	3,200	51
ANA Holdings Inc	2,000	73
Aozora Bank Ltd	3,100	77
Asahi Group Holdings Ltd	800	36
Asahi Kasei Corp	9,000	93
Astellas Pharma Inc	100	2
Calbee Inc	2,000	54
Canon Inc	2,600	75
Central Japan Railway Co	400	93
Chubu Electric Power Co Inc	3,300	52
Chugai Pharmaceutical Co Ltd	900	62
Chugoku Electric Power Co Inc/The	17,500	218
Credit Saison Co Ltd	5,700	75
Daicel Corp	3,800	41
Dentsu Inc	1,800	76
Eisai Co Ltd	1,200	67
Electric Power Development Co Ltd	6,100	149
FamilyMart UNY Holdings Co Ltd, Cl H	3,600	92
FUJIFILM Holdings Corp	3,100	141
Hankyu Hanshin Holdings Inc	1,400	52
Hino Motors Ltd	8,200	69
Hirose Electric Co Ltd	882	93
Hitachi Chemical Co Ltd	3,039	67
Idemitsu Kosan Co Ltd	14,398	482
Inpex Corp	22,100	211
J Front Retailing Co Ltd	5,200	62
Japan Post Bank Co Ltd	7,900	86
Japan Prime Realty Investment Corp, Cl A ‡	24	99
Japan Real Estate Investment Corp	16	94
Japan Retail Fund Investment Corp, Cl A	32	64
JXTG Holdings Inc	11,300	52
Kamigumi Co Ltd	4,000	93
Kaneka Corp	2,400	90
Kansai Electric Power Co Inc/The	14,400	212
Kansai Paint Co Ltd	3,000	57
Kao Corp	400	32
KDDI Corp	3,300	71
Keikyu Corp	4,000	68
Kyocera Corp	1,500	88
Kyushu Electric Power Co Inc	3,700	44
Lawson Inc	2,100	117
LIXIL Group Corp	3,000	40
Marubeni Corp	14,900	103
Maruichi Steel Tube Ltd	3,200	93
McDonald’s Holdings Co Japan Ltd	1,723	80
Mebuki Financial Group Inc	32,230	82
MEIJI Holdings Co Ltd	600	49
Mitsubishi Chemical Holdings Corp, Cl B	4,700	33
Mitsubishi Motors Corp	8,800	47

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Mitsubishi Tanabe Pharma Corp	7,400	$99
Mitsui Chemicals Inc	1,800	43
Murata Manufacturing Co Ltd	1,500	75
NEC Corp	3,300	112
NGK Spark Plug Co Ltd	2,600	48
Nippon Building Fund Inc	13	88
Nippon Prologis REIT Inc ‡	36	77
Nippon Telegraph & Telephone Corp	2,200	93
Nisshin Seifun Group Inc	4,515	104
Nomura Research Institute Ltd	2,178	99
NTT Data Corp	10,000	110
NTT DOCOMO Inc	3,700	82
Obic Co Ltd	900	91
Odakyu Electric Railway Co Ltd	3,300	80
Oji Holdings Corp	12,000	74
Ono Pharmaceutical Co Ltd	500	10
Oracle Corp Japan *	1,200	81
Otsuka Holdings Co Ltd	600	24
Pan Pacific International Holdings Corp	2,800	185
Ryohin Keikaku Co Ltd	400	101
Sankyo Co Ltd	2,500	95
Sekisui Chemical Co Ltd	5,300	85
Seven & i Holdings Co Ltd	2,100	79
Shimizu Corp	8,200	71
Shizuoka Bank Ltd/The	12,000	91
SoftBank Group Corp	400	39
Subaru Corp	4,000	91
Sumitomo Corp	6,500	90
Sumitomo Rubber Industries Ltd	6,900	83
Sysmex Corp	1,700	103
Taisei Corp	1,000	46
Taisho Pharmaceutical Holdings Co Ltd	200	19
Takeda Pharmaceutical Co Ltd	4,318	176
Teijin Ltd	4,800	79
Terumo Corp	1,000	31
Tobu Railway Co Ltd	3,400	98
Toho Co Ltd/Tokyo	2,600	104
Toho Gas Co Ltd	2,512	113
Tohoku Electric Power Co Inc	12,200	156
Tokyo Electric Power Co Holdings Inc *	31,100	197
Tokyo Gas Co Ltd	6,300	170
Tokyu Corp	4,400	77
Toray Industries Inc	10,000	64
TOTO Ltd	1,000	42
Toyo Seikan Group Holdings Ltd	1,900	39
Toyo Suisan Kaisha Ltd	3,000	114
Toyota Industries Corp	1,900	95
Toyota Motor Corp	1,700	100
Trend Micro Inc/Japan	2,000	97
Unicharm Corp	1,200	40
United Urban Investment Corp	66	104
Yamaguchi Financial Group Inc	9,000	76

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Yamazaki Baking Co Ltd	5,000	$81

		9,089

Luxembourg — 0.0%
SES SA, Cl A	5,154	80

Netherlands — 0.1%
ABN AMRO Group NV	1,275	29
Adyen NV *(C)	188	147
Aegon NV	1,120	5
Akzo Nobel NV	1,738	154
ArcelorMittal	2,789	57
ASML Holding NV	1,281	240
Heineken Holding NV	333	33
Heineken NV	1,392	147
ING Groep NV	10,046	122
Koninklijke Ahold Delhaize NV	4,320	115
Koninklijke DSM NV	1,275	139
Koninklijke KPN NV	126,877	403
Koninklijke Philips NV	6,834	279
Koninklijke Vopak NV	6,630	318
LyondellBasell Industries NV, Cl A	3,960	333
NXP Semiconductors NV	1,949	172
Randstad NV	1,641	80
Unibail-Rodamco-Westfield	139	23
Unilever NV	3,228	188
Wolters Kluwer NV	2,040	139

		3,123

New Zealand — 0.1%
a2 Milk Co Ltd *	30,385	297
Auckland International Airport Ltd	21,194	118
Fisher & Paykel Healthcare Corp Ltd	32,232	345
Fletcher Building Ltd	67,052	226
Meridian Energy Ltd	164,211	469
Ryman Healthcare Ltd	37,156	310
Spark New Zealand Ltd	103,227	267

		2,032

Norway — 0.1%
Aker BP ASA	3,935	140
DNB ASA, Cl A	9,226	170
Equinor ASA	8,101	178
Gjensidige Forsikring ASA	3,646	63
Mowi ASA	27,299	610
Norsk Hydro ASA	54,716	222
Orkla ASA	30,555	235
Schibsted ASA, Cl B	10,678	383
Telenor ASA	15,704	315
Yara International ASA	3,013	124

		2,440

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Panama — 0.0%
Carnival Corp	1,461	$74

Portugal — 0.0%
Banco Espirito Santo SA *	50,830	—
EDP - Energias de Portugal SA	51,467	202
Galp Energia SGPS SA	12,892	207
Jeronimo Martins SGPS SA	8,743	129

		538

Singapore — 0.1%
CapitaLand Commercial Trust	53,667	77
CapitaLand Ltd	33,800	91
City Developments Ltd	7,600	51
ComfortDelGro Corp Ltd	64,800	123
Dairy Farm International Holdings Ltd	54,200	455
Genting Singapore Ltd	242,300	186
Golden Agri-Resources Ltd	1,474,000	305
Jardine Cycle & Carriage Ltd	9,300	223
Jardine Strategic Holdings Ltd	2,500	94
Keppel Corp Ltd	16,600	76
Oversea-Chinese Banking Corp Ltd	12,800	104
SATS Ltd	8,100	31
Sembcorp Industries Ltd	31,300	59
Singapore Airlines Ltd	4,200	30
Singapore Press Holdings Ltd	204,200	363
Singapore Technologies Engineering Ltd	25,400	70
Singapore Telecommunications Ltd	133,900	298
United Overseas Bank Ltd	5,300	99
UOL Group Ltd	7,072	36
Venture Corp Ltd	19,800	262
Wilmar International Ltd	116,800	285
Yangzijiang Shipbuilding Holdings Ltd	115,350	128

		3,446

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA	2,833	125
Aena SME SA (C)	765	138
Amadeus IT Group SA, Cl A	2,397	192
Banco Bilbao Vizcaya Argentaria SA	10,923	63
Banco Santander SA	16,470	77
Bankia SA	20,227	52
Bankinter SA	7,228	55
Enagas SA	17,643	514
Endesa SA	8,610	220
Ferrovial SA	4,529	106
Grifols SA	9,996	280
Iberdrola SA	26,058	229
Industria de Diseno Textil SA	4,514	133
International Consolidated Airlines Group SA	11,138	74
Naturgy Energy Group SA	6,561	184

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Red Electrica Corp SA	10,145	$216
Repsol SA, Cl A	6,235	107
Siemens Gamesa Renewable Energy SA	5,394	86
Telefonica SA	4,820	40

		2,891

Sweden — 0.1%
Alfa Laval AB	3,670	84
Atlas Copco AB, Cl A	1,818	49
Atlas Copco AB, Cl B	1,891	47
Boliden AB	1,050	30
Electrolux AB	10,068	259
Epiroc AB, Cl A	1,818	18
Epiroc AB, Cl B	1,891	18
Essity AB, Cl B	7,171	207
Hennes & Mauritz AB, Cl B	16,068	269
Hexagon AB, Cl B	2,068	108
Husqvarna AB, Cl B	17,924	147
ICA Gruppen AB	7,278	293
Industrivarden AB, Cl C	4,865	102
Kinnevik AB	1,565	41
Lundin Petroleum AB	7,477	254
Millicom International Cellular SA	1,589	97
Nordea Bank Abp	6,982	53
Skandinaviska Enskilda Banken AB, Cl A	7,936	69
Svenska Handelsbanken AB, Cl A	7,194	76
Swedbank AB, Cl A	4,910	70
Swedish Match AB	4,369	223
Tele2 AB, Cl B	6,112	82
Telefonaktiebolaget LM Ericsson, Cl B	42,385	390
Telia Co AB	63,713	288
Volvo AB, Cl B	6,277	97

		3,371

Switzerland — 0.2%
ABB Ltd	4,545	85
Adecco Group AG	1,187	63
Baloise Holding AG	496	82
Barry Callebaut AG	61	110
Chocoladefabriken Lindt & Spruengli AG	31	354
Cie Financiere Richemont SA	1,741	127
Clariant AG	1,232	26
Dufry AG	1,505	158
EMS-Chemie Holding AG	62	34
Geberit AG	215	88
Givaudan SA	28	72
Kuehne + Nagel International AG	661	91
LafargeHolcim Ltd	1,540	76
Lonza Group AG	312	97
Nestle SA	1,850	176
Novartis AG	1,161	112
Partners Group Holding AG	140	102

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Roche Holding AG	898	$247
Schindler Holding AG	542	112
SGS SA, Cl B	41	102
Sonova Holding AG	638	126
Straumann Holding AG	271	221
Swatch Group AG/The	3,136	173
Swatch Group AG/The, Cl B	494	141
Swiss Life Holding AG	254	112
Swiss Re AG	978	96
Swisscom AG	920	450
TE Connectivity Ltd	1,862	150
Temenos AG	882	130
UBS Group AG	5,937	72
Vifor Pharma AG	721	97
Zurich Insurance Group AG	87	29

		4,111

United Kingdom — 0.2%
Admiral Group PLC	3,076	87
Associated British Foods PLC	2,191	70
AstraZeneca PLC	2,062	165
Aviva PLC	17,112	92
Barratt Developments PLC	14,410	113
BP PLC	32,264	235
British American Tobacco PLC	1,681	70
BT Group PLC, Cl A	31,533	92
Bunzl PLC	3,000	99
Burberry Group PLC	3,826	97
Centrica PLC	85,316	127
Coca-Cola HBC AG	3,429	117
ConvaTec Group PLC (C)	45,774	84
Diageo PLC	2,888	118
easyJet PLC	3,512	51
Experian PLC	2,610	71
G4S PLC	16,567	40
GlaxoSmithKline PLC	7,569	157
Imperial Brands PLC	3,182	109
Informa PLC	13,266	129
InterContinental Hotels Group PLC	1,158	70
Intertek Group PLC	544	34
ITV PLC	52,450	87
J Sainsbury PLC	21,670	67
John Wood Group PLC	27,090	179
Johnson Matthey PLC	1,866	76
Kingspan Group PLC	6,500	301
Marks & Spencer Group PLC	10,789	39
Micro Focus International PLC	9,338	243
National Grid PLC	24,779	275
NMC Health PLC	2,427	72
Pearson PLC	16,363	178
Persimmon PLC	1,979	56
Reckitt Benckiser Group PLC	1,075	89

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	173

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
RELX PLC	3,034	$65
Rio Tinto PLC	2,159	125
Royal Dutch Shell PLC, Cl A	4,870	153
Royal Dutch Shell PLC, Cl B	4,366	138
Royal Mail PLC	6,924	21
RSA Insurance Group PLC	16,014	106
Sage Group PLC/The	25,020	229
Severn Trent PLC	8,989	231
Smith & Nephew PLC	8,008	159
Smiths Group PLC	4,570	85
Smurfit Kappa Group PLC	5,974	167
SSE PLC	11,068	171
Standard Life Aberdeen PLC	22,285	77
TUI AG	3,217	31
Unilever PLC	2,107	121
United Utilities Group PLC, Cl B	9,009	96
Vodafone Group PLC	42,865	78
Whitbread PLC	1,095	72
Wm Morrison Supermarkets PLC	34,659	103
WPP PLC	8,141	86

		6,203

Total Foreign Common Stock (Cost $71,230) ($ Thousands)		82,538

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 1.5%
Communication Services — 0.0%
Alphabet Inc
3.625%, 05/19/2021 (B)	$150	154

Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.200%, 01/11/2027 (B)	750	762
University of Southern California
5.250%, 10/01/2111 (B)	100	127

		889

Consumer Staples — 0.0%
Coca-Cola
3.200%, 11/01/2023 (B)	500	514
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	249
Procter & Gamble
1.850%, 02/02/2021 (B)	250	247

		1,010

Energy — 0.1%
Chevron
2.954%, 05/16/2026 (B)	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
2.450%, 01/17/2023 (B)	$250	$248
Nexen Energy ULC
5.875%, 03/10/2035 (B)	100	120
Shell International Finance BV
3.250%, 05/11/2025 (B)	250	255
XTO Energy
6.750%, 08/01/2037 (B)	300	419

		2,049

Financials — 1.0%
African Development Bank MTN
2.375%, 09/23/2021 (B)	1,750	1,751
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019 (B)	1,300	1,299
Bank of Montreal MTN
2.550%, 11/06/2022 (B)	250	249
1.900%, 08/27/2021 (B)	750	737
1.500%, 07/18/2019 (B)	1,000	997
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	204
Bank of Nova Scotia
4.375%, 01/13/2021 (B)	250	257
2.700%, 03/07/2022 (B)	500	501
Berkshire Hathaway
3.400%, 01/31/2022 (B)	150	154
2.750%, 03/15/2023 (B)	1,000	1,006
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (B)	1,000	996
CME Group
3.000%, 09/15/2022 (B)	100	101
3.000%, 03/15/2025 (B)	1,000	1,005
Commonwealth Bank of Australia NY
2.550%, 03/15/2021 (B)	1,750	1,741
HSBC Holdings
5.100%, 04/05/2021 (B)	250	261
JPMorgan Chase Bank
1.650%, 09/23/2019 (B)	1,000	995
Kreditanstalt fuer Wiederaufbau
2.375%, 08/25/2021 (B)	1,000	1,001
2.125%, 03/07/2022 (B)	500	497
2.125%, 06/15/2022 (B)	500	497
2.125%, 01/17/2023 (B)	500	495
1.875%, 11/30/2020 (B)	1,000	992
1.500%, 06/15/2021 (B)	500	491
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (B)	250	249
2.250%, 10/01/2021 (B)	1,000	997
2.000%, 01/13/2025 (B)	250	244
1.750%, 04/15/2019 (B)	200	200
1.375%, 10/23/2019 (B)	500	497

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (B)	$750	$711
National Australia Bank
3.000%, 01/20/2023 (B)	200	200
1.875%, 07/12/2021 (B)	750	734
Nordic Investment Bank MTN
1.500%, 09/29/2020 (B)	1,000	987
Oesterreichische Kontrollbank
1.875%, 01/20/2021 (B)	750	743
Royal Bank of Canada MTN
1.500%, 07/29/2019 (B)	1,000	996
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (B)	1,000	995
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (B)	500	495
US Bank
2.125%, 10/28/2019 (B)	400	399
Wells Fargo Bank
1.750%, 05/24/2019 (B)	1,000	999
Wells Fargo Bank MTN
2.150%, 12/06/2019 (B)	500	498
Westpac Banking
4.875%, 11/19/2019 (B)	200	203
2.600%, 11/23/2020 (B)	1,000	998
2.000%, 08/19/2021 (B)	750	737

		28,109

Health Care — 0.1%
Johnson & Johnson
5.950%, 08/15/2037 (B)	300	390
3.375%, 12/05/2023 (B)	500	521
2.450%, 03/01/2026 (B)	1,000	977
Sanofi
4.000%, 03/29/2021 (B)	150	154

		2,042

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	189
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	750	694

		883

Information Technology — 0.2%
Apple Inc
2.850%, 02/23/2023 (B)	1,000	1,009
2.500%, 02/09/2022 (B)	500	499
2.400%, 05/03/2023 (B)	250	248
Automatic Data Processing
2.250%, 09/15/2020 (B)	500	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Microsoft
3.700%, 08/08/2046 (B)	$500	$510
3.300%, 02/06/2027 (B)	1,000	1,027
2.125%, 11/15/2022 (B)	500	494

		4,284

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (B)	1,000	989
Florida Power & Light
3.125%, 12/01/2025 (B)	1,000	1,015
Southern California Gas
5.125%, 11/15/2040 (B)	150	173

		2,177

Total Corporate Obligations (Cost $41,925) ($ Thousands)		41,597

	Shares
EXCHANGE TRADED FUND — 1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	315,193	37,527

Total Exchange Traded Fund (Cost $36,402) ($ Thousands)		37,527

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (D)	342	21
Volkswagen AG (D)	220	35

		56

Consumer Staples — 0.0%
Henkel AG & Co KGaA (D)	1,296	132

Health Care — 0.0%
Sartorius AG (D)	665	114

Materials — 0.0%
FUCHS PETROLUB SE (D)	1,520	63

Total Preferred Stock (Cost $365) ($ Thousands)		365

Total Investments in Securities — 73.1% (Cost $2,001,457) ($ Thousands)		$2,050,802

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	175

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	96	Apr-2019	$11,552	$11,813	$310
Australian 10-Year Bond	2,116	Jun-2019	203,401	208,264	4,159
Brent Crude**	663	Jun-2019	43,909	44,560	652
CAC40 10 Euro Index	530	Apr-2019	31,352	31,797	575
Canadian 10-Year Bond	1,980	Jun-2019	204,436	206,070	4,295
CBT 5-Year DSF	237	Jun-2019	24,254	24,498	244
CBT 10-Year DSF	952	Jun-2019	97,862	100,034	2,173
Coffee C	184	Jul-2019	6,835	6,696	(139)
Copper	67	Jun-2019	4,674	4,918	244
Corn**	386	Jul-2019	7,360	7,069	(291)
Cotton No. 2**	162	Jul-2019	6,234	6,343	109
Crude Oil**	996	May-2019	57,412	60,039	2,627
DAX Index	56	Jun-2019	18,216	18,132	(11)
DAX Index	16	Jun-2019	5,201	5,181	—
DJ Euro Stoxx 50 Index	1,993	Jun-2019	72,379	73,222	1,143
Dow Jones-UBS Commodity Index	816	Jun-2019	6,588	6,626	38
Euro-Bob	676	Jun-2019	101,606	101,060	876
Euro-BTP	421	Jun-2019	60,618	61,203	1,441
Euro-Bund	3,544	Jun-2019	658,007	661,931	12,552
Euro-Buxl 30 Year Bond	117	Jun-2019	24,262	25,179	1,263
Feeder Cattle**	29	Aug-2019	2,202	2,266	64
Feeder Cattle	63	May-2019	4,725	4,686	(39)
FTSE 100 Index	883	Jun-2019	81,585	82,975	1,803
FTSE MIB Index	99	Jun-2019	11,312	11,528	283
FTSE/JSE Top 40 Index	75	Jun-2019	2,634	2,641	5
Gasoline**	118	Jun-2019	9,060	9,258	198
Gold	113	Jun-2019	14,762	14,673	(89)
Gold**	396	Jun-2019	51,310	51,421	111
Hang Seng China Enterprises Index	247	Apr-2019	17,778	17,894	120
Hang Seng Index	99	Apr-2019	18,099	18,335	240
IBEX 35 Index	63	Apr-2019	6,489	6,500	41
Japanese 10-Year Bond	457	Jun-2019	628,314	632,868	2,300
Japanese 10-Year Bond E-MINI	1,740	Jun-2019	236,958	240,961	1,412
KC HRW Wheat**	65	Jul-2019	1,435	1,423	(12)
KOSPI 200 Index	158	Jun-2019	9,648	9,646	18
Lean Hogs	4	Aug-2019	125	149	24
Lean Hogs	224	Jun-2019	6,854	7,934	1,080
Live Cattle	364	Jul-2019	17,429	17,326	(103)
LME Copper**	160	Jun-2019	24,380	25,946	1,566
LME Lead**	59	Jun-2019	2,964	2,975	11
LME Nickel**	170	Jun-2019	12,016	13,245	1,229
LME Primary Aluminum	208	Jun-2019	9,803	9,937	134
LME Zinc**	154	Jun-2019	10,156	11,299	1,143
Long Gilt 10-Year Bond	786	Jun-2019	130,833	132,500	1,931
Low Sulphur Gasoil	56	May-2019	3,424	3,401	(23)
Low Sulphur Gasoil**	226	Jun-2019	13,758	13,775	16
MSCI Emerging Markets	1,334	Jun-2019	69,658	70,529	870
MSCI Taiwan Index	560	Apr-2019	21,651	21,879	228
Natural Gas**	202	Jun-2019	5,806	5,480	(326)
Natural Gas	46	Jun-2019	1,297	1,275	(22)
Natural Gas	199	May-2019	5,470	5,297	(173)
NY Harbor ULSD**	142	Jun-2019	11,844	11,778	(66)
NYMEX Cocoa	28	Sep-2019	614	636	21

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
NYMEX Cocoa**	147	Jul-2019	$3,261	$3,337	$75
NYMEX Cocoa	196	Jul-2019	4,678	4,449	(229)
OMX Stockholm 30 Index	284	Apr-2019	4,647	4,734	42
Russell 2000 Index E-MINI	2,034	Jun-2019	155,873	157,004	1,132
S&P - Goldman Sachs Commodity Index	350	Apr-2019	36,996	37,958	961
S&P 500 Index E-MINI	3,270	Jun-2019	452,077	463,980	11,903
S&P Mid Cap 400 Index E-MINI	238	Jun-2019	44,639	45,244	605
S&P TSX 60 Index	291	Jun-2019	41,368	41,696	156
Silver	325	Jun-2019	25,967	24,554	(1,413)
Silver**	58	Aug-2019	4,409	4,409	–
Soybean**	314	Jul-2019	14,301	14,095	(207)
Soybean Meal	89	Jul-2019	2,836	2,759	(77)
Soybean Meal**	138	Jul-2019	4,248	4,278	30
Soybean Oil**	356	May-2019	6,503	6,058	(446)
Soybean Oil**	343	Jul-2019	6,030	5,904	(125)
SPI 200 Index	218	Jun-2019	23,859	23,890	4
SPI 200 Index	86	Jun-2019	9,456	9,425	(37)
Sugar No. 11**	783	Jul-2019	11,011	11,094	83
TOPIX Index	520	Jun-2019	74,355	74,792	(333)
U.S. 2-Year Treasury Note	1	Jul-2019	212	213	1
U.S. 10-Year Treasury Note	8,046	Jun-2019	984,623	999,464	14,841
U.S. Long Treasury Bond	527	Jun-2019	76,651	78,869	2,218
Wheat**	260	Jul-2019	5,786	6,026	240
Wheat	159	Jul-2019	3,743	3,685	(58)

			$5,088,080	$5,154,988	$75,621

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/26/19	CHF	3,900	USD	3,933	$6
BNP Paribas	04/26/19	CAD	9,700	USD	7,253	(13)
Brown Brothers Harriman	04/26/19	EUR	44	USD	49	—
Citigroup	06/19/19	CHF	117	USD	118	1
Citigroup	06/19/19	CHF	818	USD	824	(4)
Citigroup	06/19/19	USD	159	GBP	122	1
Citigroup	06/19/19	USD	1,934	GBP	1,464	(19)
Citigroup	06/19/19	USD	4,308	CLP	2,832,100	(142)
Citigroup	06/19/19	USD	4,462	CZK	100,550	(79)
Citigroup	06/19/19	INR	4,700	USD	65	(1)
Citigroup	06/19/19	USD	6,036	HUF	1,670,550	(165)
Citigroup	06/19/19	HKD	6,088	USD	778	1
Citigroup	06/19/19	HKD	2,449	USD	313	—
Citigroup	06/19/19	BRL	9,800	USD	2,537	33
Citigroup	06/19/19	USD	791	EUR	700	1
Citigroup	06/19/19	USD	10,484	EUR	9,173	(114)
Citigroup	06/19/19	USD	1,228	PLN	4,701	2
Citigroup	06/19/19	USD	11,026	PLN	41,799	(92)
Citigroup	06/19/19	PLN	11,950	USD	3,156	30
Citigroup	06/19/19	PLN	3,050	USD	796	(2)
Citigroup	06/19/19	USD	6,261	CNH	42,240	25

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	177

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/19/19	USD	10,135	CNH	67,810	$(45)
Citigroup	06/19/19	HUF	18,200	USD	66	2
Citigroup	06/19/19	USD	21,092	ZAR	300,150	(475)
Citigroup	06/19/19	USD	21,656	BRL	82,150	(661)
Citigroup	06/19/19	USD	20,655	INR	1,485,550	542
Citigroup	06/19/19	USD	2,901	INR	201,600	(24)
Citigroup	06/19/19	USD	23,842	KRW	26,729,250	(273)
Citigroup	06/19/19	GBP	33,051	USD	43,630	397
Citigroup	06/19/19	GBP	2,428	USD	3,156	(20)
Citigroup	06/19/19	USD	8,396	MXN	165,962	52
Citigroup	06/19/19	USD	30,922	MXN	603,788	(187)
Citigroup	06/19/19	ZAR	48,050	USD	3,328	27
Citigroup	06/19/19	ZAR	14,150	USD	965	(7)
Citigroup	06/19/19	MXN	12,350	USD	630	1
Citigroup	06/19/19	MXN	50,150	USD	2,547	(6)
Citigroup	06/19/19	EUR	148,805	USD	170,082	1,872
Citigroup	06/19/19	KRW	3,867,875	USD	3,436	26
JPMorgan Chase Bank	04/26/19	JPY	1,009,700	USD	9,153	8
JPMorgan Chase Bank	06/19/19	CHF	117	USD	118	—
JPMorgan Chase Bank	06/19/19	CHF	818	USD	824	(5)
JPMorgan Chase Bank	06/19/19	USD	159	GBP	122	1
JPMorgan Chase Bank	06/19/19	USD	1,934	GBP	1,464	(19)
JPMorgan Chase Bank	06/19/19	USD	4,308	CLP	2,832,100	(143)
JPMorgan Chase Bank	06/19/19	USD	4,462	CZK	100,550	(79)
JPMorgan Chase Bank	06/19/19	INR	4,700	USD	65	(2)
JPMorgan Chase Bank	06/19/19	USD	6,036	HUF	1,670,550	(166)
JPMorgan Chase Bank	06/19/19	HKD	6,088	USD	778	—
JPMorgan Chase Bank	06/19/19	HKD	2,449	USD	313	—
JPMorgan Chase Bank	06/19/19	BRL	9,800	USD	2,537	32
JPMorgan Chase Bank	06/19/19	USD	791	EUR	700	—
JPMorgan Chase Bank	06/19/19	USD	10,484	EUR	9,173	(115)
JPMorgan Chase Bank	06/19/19	USD	1,228	PLN	4,701	1
JPMorgan Chase Bank	06/19/19	USD	11,026	PLN	41,799	(92)
JPMorgan Chase Bank	06/19/19	PLN	11,950	USD	3,156	30
JPMorgan Chase Bank	06/19/19	PLN	3,050	USD	796	(2)
JPMorgan Chase Bank	06/19/19	USD	6,261	CNH	42,240	24
JPMorgan Chase Bank	06/19/19	USD	10,135	CNH	67,810	(46)
JPMorgan Chase Bank	06/19/19	HUF	18,200	USD	66	1
JPMorgan Chase Bank	06/19/19	USD	21,092	ZAR	300,150	(475)
JPMorgan Chase Bank	06/19/19	USD	21,656	BRL	82,150	(661)
JPMorgan Chase Bank	06/19/19	USD	20,655	INR	1,485,550	542
JPMorgan Chase Bank	06/19/19	USD	2,901	INR	201,600	(25)
JPMorgan Chase Bank	06/19/19	USD	23,842	KRW	26,729,250	(273)
JPMorgan Chase Bank	06/19/19	GBP	33,051	USD	43,630	396
JPMorgan Chase Bank	06/19/19	GBP	2,428	USD	3,156	(21)
JPMorgan Chase Bank	06/19/19	USD	8,396	MXN	165,962	52
JPMorgan Chase Bank	06/19/19	USD	30,922	MXN	603,788	(188)
JPMorgan Chase Bank	06/19/19	ZAR	48,050	USD	3,328	27
JPMorgan Chase Bank	06/19/19	ZAR	14,150	USD	965	(8)

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/19/19	MXN	12,350	USD	630	$1
JPMorgan Chase Bank	06/19/19	MXN	50,150	USD	2,547	(6)
JPMorgan Chase Bank	06/19/19	EUR	148,805	USD	170,082	1,872
JPMorgan Chase Bank	06/19/19	KRW	3,867,875	USD	3,436	25
State Street	04/26/19	AUD	7,900	USD	5,645	31
State Street	04/26/19	HKD	38,400	USD	4,896	—
State Street	04/26/19	GBP	59,599	USD	78,680	937
State Street	04/26/19	EUR	108,925	USD	123,913	1,354

						$3,698

A list of the open OTC swap agreements held by the Fund at March 31, 2019 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Merrill Lynch	TAIEX Index	Negative Price Return	Positive Price Return	At Maturity	04/17/2019	TWD	4,139	$4,195	$—	$55
Bank of America	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	04/17/2019	BRL	18,826	17,920	—	(139)
JPMorgan Chase	TAIEX Index	Negative Price Return	Positive Price Return	At Maturity	04/17/2019	TWD	943	963	—	17
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	At Maturity	04/29/2019	HKD	33,158	33,470	—	321
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	04/29/2019	HKD	10,198	10,371	—	177
JPMorgan Chase	H-Shares Index	Negative Price Return	Positive Price Return	At Maturity	04/29/2019	HKD	24,943	25,211	—	272
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	At Maturity	06/13/2019	KRW	6,176	6,166	—	1
JPMorgan Chase	KOSPI 200 Index	Negative Price Return	Positive Price Return	At Maturity	06/13/2019	KRW	11,498	11,539	—	31
Bank of America	Live Hog**	Negative Price Return	Positive Price Return	At Maturity	06/14/2019	USD	31	36	—	5
Bank of America	Swiss Market Index	Negative Price Return	Positive Price Return	At Maturity	06/21/2019	CHF	42,644	43,983	—	784
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	06/28/2019	USD	2,449	2,428	—	(21)
Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	At Maturity	06/28/2019	USD	111	114	—	3
Citigroup	Sugar**	Negative Price Return	Positive Price Return	At Maturity	06/28/2019	USD	14	14	—	–
Merrill Lynch	Cotton No.2**	Negative Price Return	Positive Price Return	At Maturity	07/09/2019	USD	415	431	—	16
Citigroup	Soybean**	Negative Price Return	Positive Price Return	At Maturity	07/12/2019	USD	15,520	15,306	—	(214)
Citigroup	Soybean Mel**	Negative Price Return	Positive Price Return	At Maturity	07/12/2019	USD	464	465	—	1
Citigroup	Corn**	Negative Price Return	Positive Price Return	At Maturity	07/12/2019	USD	206	201	—	(5)
Merrill Lynch	Corn**	Negative Price Return	Positive Price Return	At Maturity	07/12/2019	USD	353	348	—	(5)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	07/12/2019	USD	607	625	—	18
Citigroup	Cocoa**	Negative Price Return	Positive Price Return	At Maturity	07/16/2019	USD	176	181	—	5
Merrill Lynch	Cocoa**	Negative Price Return	Positive Price Return	At Maturity	07/16/2019	USD	66	68	—	2
Citigroup	Coffee ‘C’**	Negative Price Return	Positive Price Return	At Maturity	07/19/2019	USD	150	145	—	(5)

								$174,180	$—	$1,319

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
3-MONTH USD - LIBOR	3.00%	Semi-Annually	06/19/2021	USD	73,000	$947	$512	$435
3-MONTH USD - LIBOR	3.00%	Semi-Annually	09/18/2021	USD	319,196	4,473	2,955	1,517
3-MONTH USD - LIBOR	3.00%	Semi-Annually	06/19/2024	USD	114,334	3,904	579	3,325

						$9,324	$4,046	$5,277

Percentages are based on Net Assets of $2,804,406 ($ Thousands).

*	Non-income producing security.

**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2019.

‡	Real Estate Investment Trust.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	179

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Accumulation Fund (Concluded)

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2019.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $40,648 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(D)	There is currently no rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CBT — Chicago Board of Trade

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Index

DJ — Dow Jones

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX —Spanish Stock Exchange Index

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LME — London Metal Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NYMEX — New York Mercantile Exchange

OMX — Offset Market Exchange

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

Ser — Series

SPI — Share Price Index

TAIEX — Taiwan Capitalization Weighted Stock Index

TOPIX — Tokyo Stock Exchange

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$1,346,792	$–	$1,346,792
Sovereign Debt	–	448,599	–	448,599
Common Stock	93,384	–	–	93,384
Foreign Common Stock	82,538	–	–	82,538
Corporate Obligations	–	41,597	–	41,597
Exchange Traded Fund	37,527	–	–	37,527
Preferred Stock	365	–	–	365

Total Investments in Securities	$213,814	$1,836,988	$–	$2,050,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$79,840	$–	$–	$79,840
Unrealized Depreciation	(4,219)	–	–	(4,219)
Forwards Contracts*
Unrealized Appreciation	–	8,353	–	8,353
Unrealized Depreciation	–	(4,655)	–	(4,655)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,708	–	1,708
Unrealized Depreciation	–	(389)	–	(389)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	5,277	–	5,277

Total Other Financial Instruments	$75,621	$10,294	$–	$85,915

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.3%

Communication Services — 5.9%
21st Century Fox America
4.950%, 10/15/2045	$250	$297
Altice France
6.250%, 05/15/2024 (A)	1,250	1,259
AMC Entertainment Holdings
5.750%, 06/15/2025	1,000	935
AMC Networks
5.000%, 04/01/2024	400	402
American Media
10.500%, 12/31/2026	1,420	1,393
AT&T
4.250%, 03/01/2027	900	925
4.125%, 02/17/2026	400	409
3.600%, 02/17/2023	1,300	1,325
CCO Holdings
5.750%, 02/15/2026 (A)	675	706
5.125%, 02/15/2023	720	733
5.000%, 02/01/2028 (A)	1,640	1,617
CenturyLink
5.800%, 03/15/2022	1,200	1,222
Charter Communications Operating
5.375%, 04/01/2038	250	251
4.908%, 07/23/2025	2,175	2,295
4.464%, 07/23/2022	1,300	1,345
4.200%, 03/15/2028	320	318
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	500	530
Cogent Communications Group
5.375%, 03/01/2022 (A)	660	675

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast
3.950%, 10/15/2025	$1,350	$1,412
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024	200	208
Digicel
6.000%, 04/15/2021	600	500
Digicel Group One
8.250%, 12/30/2022 (A)	61	37
Digicel Group Two
8.250%, 09/30/2022 (A)	263	88
DISH DBS
7.750%, 07/01/2026	2,600	2,262
6.750%, 06/01/2021	1,850	1,907
DISH Network
3.375%, 08/15/2026	490	416
Fox
5.476%, 01/25/2039 (A)	110	122
4.709%, 01/25/2029 (A)	600	643
4.030%, 01/25/2024 (A)	300	311
Frontier Communications
8.500%, 04/01/2026 (A)	1,300	1,209
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	650	660
Level 3 Financing
5.625%, 02/01/2023	1,150	1,163
Match Group
5.000%, 12/15/2027 (A)	880	887
Mauritius Investments
6.500%, 10/13/2026 (A)	320	325
4.755%, 11/11/2024	400	380
Meredith
6.875%, 02/01/2026	825	866
Millicom International Cellular
6.625%, 10/15/2026 (A)	440	462
6.250%, 03/25/2029 (A)	530	539
5.125%, 01/15/2028 (A)	280	268
Netflix
6.375%, 05/15/2029 (A)	680	735
5.875%, 11/15/2028 (A)	560	592
4.875%, 04/15/2028	800	792
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	1,150	1,167
Sirius XM Radio
5.375%, 04/15/2025 (A)	400	411
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+4.226%, 12/31/2049	200	187
Sprint
7.875%, 09/15/2023	950	995
7.625%, 03/01/2026	1,310	1,328
7.250%, 09/15/2021	1,850	1,942

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	181

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032		$650	$686
6.875%, 11/15/2028		250	240
Sprint Communications
11.500%, 11/15/2021		650	749
7.000%, 08/15/2020		500	516
Telecom Italia
5.303%, 05/30/2024 (A)		3,440	3,457
Telecom Italia Capital
6.000%, 09/30/2034		500	463
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2049	EUR	1,100	1,371
T-Mobile USA
4.750%, 02/01/2028		$570	565
4.500%, 02/01/2026		600	600
0.000%, 03/01/2025		300	–
0.000%, 01/15/2026		600	–
Verizon Communications
4.329%, 09/21/2028		1,971	2,084
3.875%, 02/08/2029		275	282
3.500%, 11/01/2024		625	640
3.376%, 02/15/2025		2,325	2,352
Vodafone Group
3.750%, 01/16/2024		800	807
Wind Tre
5.000%, 01/20/2026 (A)		340	310
2.625%, 01/20/2023 (A)	EUR	730	794

			55,367

Consumer Discretionary — 5.4%
1011778 BC ULC / New Red Finance
4.250%, 05/15/2024 (A)		$880	871
Altice
7.750%, 05/15/2022 (A)		2,320	2,320
Altice Financing
7.500%, 05/15/2026 (A)		4,800	4,738
Altice France
7.375%, 05/01/2026 (A)		2,700	2,646
Amazon.com
3.150%, 08/22/2027		2,025	2,039
American Axle & Manufacturing
6.500%, 04/01/2027		780	755
6.250%, 04/01/2025		1,300	1,266
Ashtead Capital
4.375%, 08/15/2027 (A)		450	434
Boyd Gaming
6.000%, 08/15/2026		250	256
CalAtlantic Group
5.250%, 06/01/2026		330	338
Carriage Services
6.625%, 06/01/2026 (A)		840	859

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CSC Holdings
6.500%, 02/01/2029 (A)		$2,370	$2,524
Delphi Technologies
5.000%, 10/01/2025 (A)		1,200	1,057
Europcar Mobility Group
5.750%, 06/15/2022	EUR	420	483
4.125%, 11/15/2024 (A)		650	729
Ford Motor Credit
5.875%, 08/02/2021		$350	362
Getty Images
9.750%, 03/01/2027 (A)		100	101
Gohl Capital
4.250%, 01/24/2027		320	318
Hanesbrands
4.875%, 05/15/2026 (A)		1,130	1,115
Hilton Domestic Operating
5.125%, 05/01/2026 (A)		380	386
Hilton Worldwide Finance
4.875%, 04/01/2027		1,090	1,102
4.625%, 04/01/2025		90	91
Jack Ohio Finance
10.250%, 11/15/2022 (A)		770	826
L Brands
5.625%, 10/15/2023		490	501
5.250%, 02/01/2028		1,440	1,283
Lennar
5.250%, 06/01/2026		750	772
4.750%, 11/29/2027		570	570
Levi Strauss
5.000%, 05/01/2025		370	381
MGM Resorts International
6.000%, 03/15/2023		1,450	1,530
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)		500	495
Myriad International Holdings BV
4.850%, 07/06/2027 (A)		1,140	1,170
NCL
4.750%, 12/15/2021 (A)		830	839
Panther BF Aggregator 2
6.250%, 05/15/2026 (A)		850	867
Sally Holdings
5.625%, 12/01/2025		180	179
Sands China
5.125%, 08/08/2025		700	730
Scientific Games International
10.000%, 12/01/2022		1,710	1,797
8.250%, 03/15/2026 (A)		700	714
5.000%, 10/15/2025 (A)		1,550	1,519
Service International
7.500%, 04/01/2027		70	80
Silversea Cruise Finance
7.250%, 02/01/2025 (A)		600	649

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Speedway Motorsports
5.125%, 02/01/2023		$690	$693
Starbucks
3.800%, 08/15/2025		875	902
Telecom Argentina
6.500%, 06/15/2021 (A)		150	149
Univision Communications
6.750%, 09/15/2022 (A)		230	233
5.125%, 05/15/2023 (A)		3,200	3,030
UPC Holding BV
5.500%, 01/15/2028 (A)		330	329
Viking Cruises
5.875%, 09/15/2027 (A)		1,260	1,226
Virgin Media Secured Finance
5.500%, 01/15/2025	GBP	243	324
5.000%, 04/15/2027		800	1,048
VOC Escrow
5.000%, 02/15/2028 (A)		$1,970	1,916
Weight Watchers International
8.625%, 12/01/2025 (A)		800	718
William Carter
5.625%, 03/15/2027 (A)		320	331
WMG Acquisition
5.500%, 04/15/2026 (A)		200	205
ZF North America Capital
4.750%, 04/29/2025 (A)		440	427
			51,223

Consumer Staples — 1.6%
Altria Group
4.800%, 02/14/2029		380	392
4.400%, 02/14/2026		135	139
3.800%, 02/14/2024		875	890
Anheuser-Busch
3.650%, 02/01/2026 (A)		3,450	3,460
Anheuser-Busch InBev Finance
3.300%, 02/01/2023		2,475	2,510
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059		120	133
5.550%, 01/23/2049		1,450	1,592
Central American Bottling
5.750%, 01/31/2027 (A)		180	185
Constellation Brands
4.400%, 11/15/2025		325	341
Constellation Brands Inc
3.384%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021		950	950
Cott Holdings
5.500%, 04/01/2025 (A)		500	504
HLF Financing Sarl
7.250%, 08/15/2026 (A)		700	721

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
5.000%, 07/15/2035	$300	$296
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	720	730
Lindley
4.625%, 04/12/2023	190	193
Performance Food Group
5.500%, 06/01/2024 (A)	300	303
Post Holdings
5.750%, 03/01/2027 (A)	600	602
5.625%, 01/15/2028 (A)	800	794
Prosperous Ray
4.625%, 11/12/2023	500	523
Reynolds American
4.450%, 06/12/2025	125	129
		15,387

Energy — 8.0%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)	1,760	1,815
Anadarko Petroleum
6.600%, 03/15/2046	180	219
5.550%, 03/15/2026	300	327
Antero Resources
5.125%, 12/01/2022	1,050	1,056
Berry Petroleum
7.000%, 02/15/2026 (A)	1,000	990
Blue Racer Midstream
6.625%, 07/15/2026 (A)	480	490
BP Capital Markets America
3.224%, 04/14/2024	1,025	1,038
2.112%, 09/16/2021	350	345
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	250	282
5.125%, 06/30/2027	850	892
Cheniere Energy Partners
5.250%, 10/01/2025	635	649
Chesapeake Energy
8.000%, 01/15/2025	750	765
8.000%, 06/15/2027	1,150	1,133
7.000%, 10/01/2024	50	50
6.125%, 02/15/2021	370	381
Concho Resources
4.300%, 08/15/2028	425	438
Continental Resources
4.500%, 04/15/2023	650	673
4.375%, 01/15/2028	100	103
Covey Park Energy
7.500%, 05/15/2025 (A)	1,340	1,239
DCP Midstream Operating
6.750%, 09/15/2037 (A)	770	793
5.375%, 07/15/2025	1,000	1,043

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	183

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Devon Energy
5.850%, 12/15/2025	$1,021	$1,158
5.000%, 06/15/2045	400	419
3.250%, 05/15/2022	200	202
Diamondback Energy Inc
4.750%, 11/01/2024 (A)	1,390	1,421
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	400	410
Energy Transfer Operating
6.250%, 04/15/2049	110	123
4.950%, 06/15/2028	150	157
4.200%, 09/15/2023	3,225	3,333
Enterprise Products Operating
3.750%, 02/15/2025	500	516
3.700%, 02/15/2026	300	308
EQM Midstream Partners
4.750%, 07/15/2023	1,474	1,503
Eterna Capital Pte
8.000%, 12/11/2022	40	36
Exterran Energy Solutions
8.125%, 05/01/2025	700	714
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	90	75
5.625%, 02/01/2026 (A)	930	714
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)	940	955
4.950%, 03/23/2027 (A)	800	801
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	350
Genesis Energy
6.000%, 05/15/2023	990	997
GNL Quintero
4.634%, 07/31/2029	400	413
Gulfport Energy
6.375%, 05/15/2025	1,800	1,629
Indigo Natural Resources
6.875%, 02/15/2026 (A)	30	27
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	1,100	1,128
KazTransGas JSC
4.375%, 09/26/2027 (A)	1,190	1,154
Laredo Petroleum
5.625%, 01/15/2022	1,000	914
Lukoil International Finance BV
4.563%, 04/24/2023	220	224
Marathon Petroleum
3.800%, 04/01/2028 (A)	325	322
3.625%, 09/15/2024	350	353
MEG Energy
7.000%, 03/31/2024 (A)	2,160	2,014
Montage Resources
8.875%, 07/15/2023	290	276

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPLX
4.800%, 02/15/2029		$250	$263
4.000%, 03/15/2028		950	944
Newfield Exploration
5.625%, 07/01/2024		650	710
NGPL PipeCo
7.768%, 12/15/2037 (A)		910	1,092
Noble Holding International
6.050%, 03/01/2041		900	562
Northern Oil and Gas
8.500% cash/0% PIK, 05/15/2023		50	52
Oasis Petroleum
6.875%, 03/15/2022		1,200	1,212
ONEOK
4.550%, 07/15/2028		800	827
Petrobras Global Finance
8.750%, 05/23/2026		300	355
Petrobras Global Finance BV
7.375%, 01/17/2027		220	242
6.900%, 03/19/2049		220	218
5.750%, 02/01/2029		570	564
5.299%, 01/27/2025		3,160	3,206
Petroleos de Venezuela
6.000%, 10/28/2022 (B)		8,860	1,533
6.000%, 05/16/2024 (B)		3,790	847
6.000%, 11/15/2026 (B)		1,110	247
5.500%, 04/12/2037 (B)		130	29
5.375%, 04/12/2027 (B)		2,570	582
Petroleos Mexicanos
6.625%, 06/15/2035		30	28
6.500%, 03/13/2027		630	634
6.375%, 01/23/2045		112	99
6.350%, 02/12/2048		120	106
Petroleos Mexicanos MTN
6.875%, 08/04/2026		400	417
6.750%, 09/21/2047		20	18
5.125%, 03/15/2023	EUR	1,040	1,273
4.875%, 02/21/2028		100	114
Phillips 66
3.900%, 03/15/2028		$650	661
Plains All American Pipeline
4.500%, 12/15/2026		400	410
3.650%, 06/01/2022		1,700	1,711
3.600%, 11/01/2024		175	174
QEP Resources
5.625%, 03/01/2026		1,300	1,177
Range Resources
5.000%, 03/15/2023		900	882
Reliance Industries
4.125%, 01/28/2025		250	254
3.667%, 11/30/2027 (A)		490	477

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	$840	$943
Sabine Pass Liquefaction
6.250%, 03/15/2022	700	757
5.625%, 03/01/2025	800	879
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	870	827
SM Energy
6.750%, 09/15/2026	200	192
5.000%, 01/15/2024	1,075	994
Targa Resources Partners
6.875%, 01/15/2029 (A)	680	739
6.500%, 07/15/2027 (A)	400	431
5.250%, 05/01/2023	1,000	1,018
Transocean
7.500%, 01/15/2026 (A)	500	494
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)	1,250	1,176
Weatherford International
6.500%, 08/01/2036	150	85
Western Midstream Operating
4.000%, 07/01/2022	200	203
Whiting Petroleum
6.250%, 04/01/2023	950	955
5.750%, 03/15/2021	100	101
Williams
8.750%, 03/15/2032	1,660	2,310
3.600%, 03/15/2022	1,700	1,725
WPX Energy
8.250%, 08/01/2023	300	337
5.750%, 06/01/2026	380	386
YPF
8.500%, 03/23/2021	1,650	1,665
		75,504

Financials — 9.0%
AIA Group
3.900%, 04/06/2028 (A)	475	490
AIA Group MTN
3.200%, 03/11/2025 (A)	425	422
AIB Group MTN
4.750%, 10/12/2023 (A)	550	568
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/2028	200	164
Alternative Loan Trust, Ser 2005-81, Cl A1
2.766%, VAR ICE LIBOR USD 1 Month+0.280%, 02/25/2037	861	782
American International Group
4.200%, 04/01/2028	275	280
3.900%, 04/01/2026	325	327

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Arch Capital Finance
4.011%, 12/15/2026		$1,025	$1,065
ASP AMC
8.000%, 05/15/2025 (A)		990	445
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2167	EUR	800	872
Banco de Bogota
6.250%, 05/12/2026 (A)		$780	842
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2166	EUR	800	852
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/2049		$200	211
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/2049		1,140	1,027
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 12/31/2049 (A)		200	200
Banco Santander
4.250%, 04/11/2027		400	400
Bank of America
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049		150	159
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028		515	504
Bank of America MTN
4.200%, 08/26/2024		550	569
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		1,525	1,546
3.248%, 10/21/2027		1,000	979
2.816%, VAR ICE LIBOR USD 3 Month+0.930%, 07/21/2023		575	571
Banque Centrale de Tunisie International Bond
6.750%, 10/31/2023 (A)	EUR	440	479
Barclays
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2167		$1,370	1,401
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 09/15/2023		370	371
7.625%, 11/21/2022		350	380
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023		1,225	1,250
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029		500	517

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	185

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		$410	$377
BNP Paribas
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+5.150%, 02/19/2167 (A)		400	424
3.375%, 01/09/2025 (A)		1,000	980
BPCE
4.625%, 09/12/2028 (A)		500	522
4.000%, 09/12/2023 (A)		950	964
China Evergrande Group
8.250%, 03/23/2022		400	392
CIT Group
6.125%, 03/09/2028		195	217
5.250%, 03/07/2025		185	197
Citigroup
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049		1,250	1,272
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2168		3,289	3,462
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049		124	126
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		700	707
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049		675	688
4.125%, 07/25/2028		650	653
3.700%, 01/12/2026		825	838
3.400%, 05/01/2026		1,675	1,665
Cooperatieve Rabobank UA
4.625%, VAR EUR Swap Annual 5 Yr+4.098%, 12/29/2167	EUR	1,400	1,596
Country Garden Holdings
7.250%, 04/04/2021		$500	506
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 12/31/2049 (A)		250	281
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 12/31/2049	EUR	490	588
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/2027		$470	390
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2167 (A)		410	422
7.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.332%, 03/12/2167 (A)		200	201
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/31/2049 (A)		200	199
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	588

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		$802	$838
CTR Partnership
5.250%, 06/01/2025		280	281
Danske Bank
5.750%, VAR EUR Swap Annual 6 Yr+4.640%, 10/06/2167	EUR	550	617
5.375%, 01/12/2024 (A)		$210	218
5.000%, 01/12/2022 (A)		200	205
Deutsche Bank
4.500%, 04/01/2025		950	909
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		1,200	1,057
Goldman Sachs Group
5.150%, 05/22/2045		700	740
HSBC Holdings
6.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.606%, 09/23/2166		500	495
5.250%, VAR EUR Swap Annual 5 Yr+4.383%, 03/16/2167	EUR	700	830
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025		$700	710
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		200	199
Huarong Finance 2017 MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		310	299
Huarong Finance II MTN
5.000%, 11/19/2025		210	220
Hunt
6.250%, 02/15/2026 (A)		250	233
ICICI Bank
5.750%, 11/16/2020		420	435
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		3,080	3,007
5.017%, 06/26/2024 (A)		500	483
Itau CorpBanca
3.875%, 09/22/2019		1,000	1,004
JPMorgan Chase & Co
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049		800	808
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/2049		900	895
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		2,850	2,903
2.972%, 01/15/2023		900	900
Kaisa Group Holdings
9.375%, 06/30/2024		400	358
8.500%, 06/30/2022		200	185

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
6.375%, VAR EUR Swap Annual 5 Yr+5.290%, 06/27/2049	EUR	1,000	$1,154
4.650%, 03/24/2026		$500	506
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024		1,100	1,144
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049		1,050	1,069
3.625%, 01/20/2027		900	902
Morgan Stanley MTN
3.950%, 04/23/2027		1,100	1,100
3.700%, 10/23/2024		2,675	2,722
Navient
6.625%, 07/26/2021		1,100	1,149
NE Property BV
3.750%, 02/26/2021	EUR	200	226
Nuveen
4.000%, 11/01/2028 (A)		$575	613
Oversea-Chinese Banking MTN
4.250%, 06/19/2024		800	823
Prudential Financial MTN
3.878%, 03/27/2028		1,100	1,154
Quicken Loans
5.750%, 05/01/2025 (A)		1,770	1,776
Refinitiv US Holdings
8.250%, 11/15/2026 (A)		750	736
Royal Bank of Scotland Group
4.921%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		1,000	930
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023		700	695
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 12/29/2049		750	804
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)		1,325	1,346
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		400	405
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)		200	174
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/2024 (A)		260	245
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.866%, 12/29/2049		1,050	1,106
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049	EUR	750	918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2167 (A)	$710	$721
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.180%, 04/03/2049	1,050	982
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034 (A)	660	665
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2167	2,449	2,617
3.000%, 10/23/2026	675	658
Wells Fargo MTN
3.550%, 09/29/2025	600	610
Wells Fargo Bank
3.550%, 08/14/2023	1,100	1,129
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 09/21/2065	300	268
Yapi ve Kredi Bankasi MTN
8.250%, 10/15/2024 (A)	500	477
6.100%, 03/16/2023	200	181
		84,762

Health Care — 3.7%
AbbVie
3.600%, 05/14/2025	900	902
Acadia Healthcare
5.625%, 02/15/2023	1,200	1,208
Bausch Health
6.125%, 04/15/2025 (A)	240	237
5.875%, 05/15/2023 (A)	700	709
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,500	1,642
8.500%, 01/31/2027 (A)	1,140	1,208
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	298
4.250%, 12/15/2025 (A)	500	506
3.500%, 06/25/2021 (A)	1,325	1,330
Becton Dickinson
3.363%, 06/06/2024	1,200	1,200
2.894%, 06/06/2022	1,850	1,841
BioScrip
8.875%, 02/15/2021	1,510	1,525
Celgene
3.900%, 02/20/2028	100	102
Centene
6.125%, 02/15/2024	1,440	1,509
Centene Escrow I
5.375%, 06/01/2026 (A)	200	209

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	187

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CHS
8.000%, 03/15/2026 (A)	$490	$470
Cigna
3.750%, 07/15/2023 (A)	2,050	2,102
CVS Health
4.780%, 03/25/2038	1,130	1,119
4.300%, 03/25/2028	230	233
4.100%, 03/25/2025	2,750	2,823
3.875%, 07/20/2025	2,307	2,335
DaVita HealthCare Partners
5.125%, 07/15/2024	1,000	988
Endo Dac
6.000%, 02/01/2025 (A)	400	289
Envision Healthcare
8.750%, 10/15/2026 (A)	500	446
HCA
5.875%, 05/01/2023	950	1,013
5.625%, 09/01/2028	1,760	1,861
5.500%, 06/15/2047	1,280	1,361
5.375%, 02/01/2025	340	360
Immucor
11.125%, 02/15/2022 (A)	650	660
Magellan Health
4.900%, 09/22/2024	480	457
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	670	668
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)	300	296
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	460	489
Tenet Healthcare
8.125%, 04/01/2022	1,440	1,549
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	750	669
		34,614

Industrials — 4.6%
AECOM
5.125%, 03/15/2027	950	918
AerCap Ireland Capital DAC
4.875%, 01/16/2024	400	416
4.625%, 07/01/2022	2,300	2,373
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)	350	358
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	700	711
Avolon Holdings Funding
5.125%, 10/01/2023 (A)	690	702
Boeing
3.450%, 11/01/2028	375	382
3.250%, 03/01/2028	425	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 10/30/2025	$475	$463
Bombardier
7.500%, 03/15/2025 (A)	1,000	1,029
6.125%, 01/15/2023 (A)	2,050	2,078
Burlington Northern Santa Fe
3.650%, 09/01/2025	800	830
Cleaver-Brooks
7.875%, 03/01/2023 (A)	460	425
DAE Funding
5.750%, 11/15/2023 (A)	1,530	1,572
DP World MTN
5.625%, 09/25/2048 (A)	1,150	1,195
Embraer Netherlands Finance
5.050%, 06/15/2025	67	71
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	108
Embraer Overseas
5.696%, 09/16/2023	170	182
Fortune Brands Home & Security
4.000%, 09/21/2023	1,275	1,310
GE Capital International Funding Unlimited Co
3.373%, 11/15/2025	200	194
General Electric
2.700%, 10/09/2022	100	98
General Electric MTN
6.875%, 01/10/2039	1,200	1,419
3.100%, 01/09/2023	275	273
H&E Equipment Services
5.625%, 09/01/2025	750	748
Hertz
7.625%, 06/01/2022 (A)	450	461
5.875%, 10/15/2020	270	270
JB Poindexter
7.125%, 04/15/2026 (A)	910	913
Lockheed Martin
3.550%, 01/15/2026	325	335
Mexico City Airport Trust
5.500%, 10/31/2046 (A)	400	369
5.500%, 07/31/2047 (A)	892	821
4.250%, 10/31/2026 (A)	210	202
3.875%, 04/30/2028 (A)	1,190	1,075
MHP Lux
6.950%, 04/03/2026	220	207
Neovia Logistics Services
8.875%, 08/01/2020 (A)	840	798
Northrop Grumman
3.250%, 01/15/2028	1,950	1,918
2.930%, 01/15/2025	1,000	986
Novelis
5.875%, 09/30/2026 (A)	1,400	1,395

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	$900	$923
4.500%, 03/15/2023 (A)	170	169
Park-Ohio Industries
6.625%, 04/15/2027	1,570	1,562
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	901	946
5.750%, 04/15/2026 (A)	460	460
5.250%, 04/15/2024 (A)	140	140
RBS Global
4.875%, 12/15/2025 (A)	400	395
Standard Industries
6.000%, 10/15/2025 (A)	1,100	1,152
Stanley Black & Decker
4.250%, 11/15/2028	650	698
Star Merger Sub
6.875%, 08/15/2026 (A)	1,150	1,176
Swire Pacific Financing MTN
4.500%, 10/09/2023	950	1,003
Titan Acquisition
7.750%, 04/15/2026 (A)	1,400	1,208
TransDigm
6.500%, 05/15/2025	200	203
6.375%, 06/15/2026	994	984
United Rentals North America
6.500%, 12/15/2026	1,310	1,379
4.875%, 01/15/2028	1,100	1,070
4.625%, 07/15/2023	140	142
United Technologies
3.333%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	325	325
XPO CNW
6.700%, 05/01/2034	2,140	1,851
XPO Logistics
6.125%, 09/01/2023 (A)	150	151
		43,969

Information Technology — 2.0%
Amkor Technology
6.625%, 09/15/2027 (A)	780	792
Apple
3.200%, 05/11/2027	525	529
2.900%, 09/12/2027	2,075	2,046
Banff Merger Sub
9.750%, 09/01/2026 (A)	200	194
Broadcom
4.250%, 04/15/2026 (A)	625	620
3.625%, 01/15/2024	2,925	2,917
3.625%, 10/15/2024 (A)	800	794
3.125%, 10/15/2022 (A)	1,100	1,095
3.125%, 01/15/2025	50	48

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope Technologies
5.000%, 03/15/2027 (A)		$390	$346
Dell International
6.020%, 06/15/2026 (A)		475	511
5.450%, 06/15/2023 (A)		525	559
EIG Investors
10.875%, 02/01/2024		100	105
EMC
3.375%, 06/01/2023		1,650	1,601
First Data
5.000%, 01/15/2024 (A)		500	513
Fiserv
4.200%, 10/01/2028		500	515
3.800%, 10/01/2023		300	307
Hewlett Packard Enterprise
4.900%, 10/15/2025		865	919
3.515%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021		925	921
3.500%, 10/05/2021		500	507
j2 Cloud Services
6.000%, 07/15/2025 (A)		740	769
Micron Technology
4.975%, 02/06/2026		525	536
NXP BV
4.625%, 06/15/2022 (A)		1,000	1,035
Seagate HDD Cayman
4.750%, 06/01/2023		360	364
			18,543

Materials — 3.2%
ABJA Investment Pte
5.950%, 07/31/2024		200	204
5.450%, 01/24/2028		200	189
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)		1,420	1,463
Anglo American Capital
4.000%, 09/11/2027 (A)		250	243
ARD Finance
7.125% cash/0% PIK, 09/15/2023		500	498
Ardagh Packaging Finance
4.750%, 07/15/2027	GBP	700	863
Barrick North America Finance
5.750%, 05/01/2043		$250	290
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (A)		830	919
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		1,200	1,167
Constellium
5.750%, 05/15/2024 (A)		500	499
DowDuPont
4.493%, 11/15/2025		450	479

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	189

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.205%, 11/15/2023		$725	$758
First Quantum Minerals
7.250%, 04/01/2023 (A)		1,530	1,496
6.500%, 03/01/2024 (A)		290	271
Freeport-McMoRan
5.450%, 03/15/2043		2,760	2,415
3.550%, 03/01/2022		1,000	989
Glencore Funding
4.125%, 03/12/2024 (A)		400	404
4.000%, 04/16/2025 (A)		750	753
4.000%, 03/27/2027 (A)		1,275	1,237
Hudbay Minerals
7.625%, 01/15/2025 (A)		760	780
7.250%, 01/15/2023 (A)		10	10
Huntsman International
4.500%, 05/01/2029		375	374
Metinvest BV
7.750%, 04/23/2023 (A)		375	366
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)		410	361
Pactiv
8.375%, 04/15/2027		650	663
Phosagro OAO Via Phosagro Bond Funding DAC
3.949%, 04/24/2023 (A)		550	536
PQ
6.750%, 11/15/2022 (A)		900	934
Resolute Forest Products
5.875%, 05/15/2023		820	812
Samarco Mineracao
5.750%, 10/24/2023 (B)		200	132
SASOL Financing USA
5.875%, 03/27/2024		1,080	1,145
Sherwin-Williams
3.450%, 08/01/2025		875	875
3.450%, 06/01/2027		357	351
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	221
Starfruit Finco BV
8.000%, 10/01/2026 (A)		650	655
Suzano Austria GmbH
6.000%, 01/15/2029 (A)		1,130	1,204
5.750%, 07/14/2026		400	426
Syngenta Finance
5.182%, 04/24/2028		220	224
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	205
Teck Resources
6.000%, 08/15/2040		$200	207
5.400%, 02/01/2043		480	473
Vale Overseas
6.250%, 08/10/2026		1,134	1,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valvoline
5.500%, 07/15/2024	$650	$661
4.375%, 08/15/2025	500	479
Yamana
4.950%, 07/15/2024	1,837	1,888
		30,352

Real Estate — 0.8%
Alexandria Real Estate Equities
3.800%, 04/15/2026	350	355
American Tower
5.000%, 02/15/2024	1,000	1,076
3.375%, 05/15/2024	925	932
3.300%, 02/15/2021	350	353
CoreCivic
4.625%, 05/01/2023	1,000	962
Five Point Operating
7.875%, 11/15/2025 (A)	310	297
GLP Capital
5.750%, 06/01/2028	190	204
5.375%, 04/15/2026	40	42
iStar
4.625%, 09/15/2020	530	536
MPT Operating Partnership
6.375%, 03/01/2024	895	936
5.000%, 10/15/2027	710	723
Newmark Group
6.125%, 11/15/2023	350	360
VEREIT Operating Partnership
4.875%, 06/01/2026	1,000	1,041
		7,817

Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	125	128
3.750%, 06/15/2023 (A)	325	331
AmeriGas Partners
5.875%, 08/20/2026	75	75
Berkshire Hathaway Energy
3.250%, 04/15/2028	550	546
Duke Energy Carolinas
3.950%, 11/15/2028	700	745
Eskom Holdings SOC MTN
6.750%, 08/06/2023	230	227
Greenko Investment
4.875%, 08/16/2023 (A)	410	391
Minejesa Capital BV
4.625%, 08/10/2030	400	388
NiSource
3.650%, 06/15/2023	525	534
3.490%, 05/15/2027	1,325	1,321

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NRG Energy
7.250%, 05/15/2026		$1,000	$1,100
Pacific Gas & Electric
3.250%, 09/15/2021 (B)		260	237
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (A)		1,190	1,171
Sempra Energy
3.400%, 02/01/2028		1,075	1,037
Southern
3.250%, 07/01/2026		700	686
Southern California Edison
4.200%, 03/01/2029		450	457
Suburban Propane Partners
5.500%, 06/01/2024		250	243
Vistra Energy
7.625%, 11/01/2024		900	952
			10,569

Total Corporate Obligations (Cost $426,568) ($ Thousands)			428,107

SOVEREIGN DEBT — 16.1%

Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		1,500	1,513
3.125%, 05/03/2026		850	851
3.125%, 10/11/2027 (A)		810	804
Angolan Government International Bond
9.375%, 05/08/2048 (A)		400	432
8.250%, 05/09/2028 (A)		1,620	1,688
Argentina Bonar Bonds
45.325%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	3,100	70
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	67
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,640	1,355
7.820%, 12/31/2033	EUR	491	476
7.125%, 07/06/2036		$2,980	2,287
6.875%, 01/26/2027		830	672
6.875%, 01/11/2048		330	243
6.250%, 11/09/2047	EUR	110	88
5.875%, 01/11/2028		$380	291
5.625%, 01/26/2022		1,100	949
5.250%, 01/15/2028	EUR	760	627
4.625%, 01/11/2023		$1,050	860
3.750%, 5.250%, 03/31/2029, 12/31/2038 (C)		1,330	768
3.380%, 4.740%, 03/31/2029, 12/31/2038 (C)	EUR	70	44

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.375%, 01/15/2023	EUR	790	$711
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		$240	237
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	58,000	1,958
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$150	153
4.500%, 02/13/2020		330	314
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		180	185
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	8,967	2,404
10.000%, 01/01/2027		11,500	3,130
Colombia Government International Bond
5.200%, 05/15/2049		$620	667
4.500%, 01/28/2026		200	211
4.500%, 03/15/2029		610	644
3.875%, 04/25/2027		200	203
Costa Rica Government International Bond
7.158%, 03/12/2045		880	849
5.625%, 04/30/2043		400	339
Dominican Republic International Bond
6.850%, 01/27/2045		660	706
6.500%, 02/15/2048 (A)		1,270	1,308
6.000%, 07/19/2028 (A)		1,300	1,364
Eastern & Southern African Trade & Development Bank MTN
5.375%, 03/14/2022		210	214
Ecuador Government International Bond
10.750%, 01/31/2029 (A)		2,020	2,225
9.650%, 12/13/2026 (A)		990	1,037
9.625%, 06/02/2027 (A)		1,350	1,404
8.875%, 10/23/2027 (A)		1,500	1,500
8.750%, 06/02/2023 (A)		1,140	1,194
Egypt Government International Bond
8.700%, 03/01/2049 (A)		520	541
8.500%, 01/31/2047		650	663
7.903%, 02/21/2048 (A)		360	349
7.600%, 03/01/2029 (A)		510	523
5.625%, 04/16/2030 (A)	EUR	620	668
4.750%, 04/16/2026		680	752
Egypt Treasury Bills
19.354%, 06/04/2019 (D)	EGP	20,900	1,172
17.454%, 01/21/2020 (D)		32,400	1,645
El Salvador Government International Bond
5.875%, 01/30/2025		$30	29
Gabon Government International Bond
6.375%, 12/12/2024		1,460	1,397
Ghana Government International Bond
10.750%, 10/14/2030		210	256

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	191

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
8.627%, 06/16/2049		$1,070	$1,043
8.125%, 01/18/2026		1,950	1,999
8.125%, 03/26/2032 (A)		1,650	1,642
7.875%, 03/26/2027 (A)		260	262
7.625%, 05/16/2029		1,180	1,154
Guatemala Government Bond
5.750%, 06/06/2022		700	731
4.875%, 02/13/2028		210	208
4.500%, 05/03/2026 (A)		970	947
4.375%, 06/05/2027 (A)		1,290	1,239
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,816
Honduras Government International Bond
7.500%, 03/15/2024		660	724
Indonesia Government International Bond
5.250%, 01/17/2042		3,850	4,135
4.750%, 01/08/2026		2,270	2,398
4.350%, 01/08/2027 (A)		320	331
4.125%, 01/15/2025		300	307
3.850%, 07/18/2027 (A)		1,170	1,169
3.750%, 06/14/2028 (A)	EUR	200	260
3.375%, 07/30/2025		1,290	1,619
Indonesia Treasury Bond
7.000%, 05/15/2027	IDR	121,764,000	8,231
Ivory Coast Government International Bond
6.625%, 03/22/2048 (A)	EUR	420	449
5.250%, 03/22/2030		390	418
Kazakhstan Government International Bond MTN
5.125%, 07/21/2025		$1,300	1,417
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	263
Kuwait International Government Bond
3.500%, 03/20/2027 (A)		1,360	1,389
2.750%, 03/20/2022		380	380
Mexican Bonos
6.500%, 06/09/2022	MXN	16,290	809
Mexico Government International Bond
4.750%, 03/08/2044		$440	432
3.600%, 01/30/2025		1,200	1,200
Nigeria Government International Bond
9.248%, 01/21/2049 (A)		260	288
8.747%, 01/21/2031 (A)		1,720	1,895
7.875%, 02/16/2032		230	239
7.696%, 02/23/2038 (A)		1,280	1,270
7.625%, 11/28/2047 (A)		1,580	1,537
North Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	700	907
2.750%, 01/18/2025 (A)		2,040	2,370
Oman Government International Bond
6.750%, 01/17/2048 (A)		$1,910	1,695

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.625%, 01/17/2028 (A)		$560	$525
Pakistan Government International Bond
8.250%, 09/30/2025		370	396
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		290	313
Paraguay Government International Bond
6.100%, 08/11/2044		350	396
5.600%, 03/13/2048 (A)		560	599
5.400%, 03/30/2050 (A)		320	335
5.000%, 04/15/2026 (A)		440	463
4.700%, 03/27/2027 (A)		570	593
4.625%, 01/25/2023		550	567
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		530	551
4.450%, 02/20/2029 (A)		330	339
4.400%, 03/01/2028 (A)		3,160	3,247
4.150%, 03/29/2027 (A)		1,090	1,101
Province of Santa Fe
7.000%, 03/23/2023 (A)		300	257
Provincia de Buenos Aires
54.893%, 05/31/2022 (D)		2,070	46
9.950%, 06/09/2021		600	559
9.125%, 03/16/2024 (A)		310	257
7.875%, 06/15/2027 (A)		400	291
6.500%, 02/15/2023 (A)		2,240	1,820
Provincia de la Rioja
9.750%, 02/24/2025 (A)		270	213
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,890	2,070
4.817%, 03/14/2049 (A)		1,130	1,188
4.500%, 04/23/2028		200	214
4.000%, 03/14/2029 (A)		470	484
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		1,360	1,193
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	51
8.875%, 02/28/2035		3,910	255
8.750%, 01/31/2044		2,130	134
8.250%, 03/31/2032		2,480	157
8.000%, 01/31/2030		1,310	84
7.000%, 02/28/2031		6,370	370
6.500%, 02/28/2041		660	32
6.250%, 03/31/2036		2,220	112
Republic of South Africa Government International Bond
5.875%, 06/22/2030		$220	225
5.650%, 09/27/2047		1,520	1,447
4.850%, 09/27/2027		640	624
4.300%, 10/12/2028		200	187
Republic of Suriname
9.250%, 10/26/2026 (A)		740	726

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029 (A)	$	250	$248
4.750%, 02/20/2024 (A)		340	338
Romanian Government International Bond
5.125%, 06/15/2048 (A)		600	597
4.625%, 04/03/2049 (A)	EUR	180	210
3.875%, 10/29/2035		570	663
3.375%, 02/08/2038 (A)		330	359
2.875%, 05/26/2028		650	750
2.375%, 04/19/2027 (A)		230	262
2.000%, 12/08/2026 (A)		590	662
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	478,430	6,794
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	$	200	201
4.750%, 05/27/2026		3,600	3,708
Senegal Government International Bond
6.750%, 03/13/2048 (A)		1,070	987
6.250%, 05/23/2033 (A)		1,070	1,027
4.750%, 03/13/2028 (A)	EUR	510	566
South Africa Government International Bond
5.875%, 09/16/2025	$	450	475
Sri Lanka Government International Bond
7.850%, 03/14/2029 (A)		440	459
6.850%, 03/14/2024 (A)		1,440	1,468
6.850%, 11/03/2025		790	795
6.825%, 07/18/2026 (A)		250	250
6.750%, 04/18/2028 (A)		920	906
6.250%, 10/04/2020		410	416
6.200%, 05/11/2027 (A)		380	365
6.125%, 06/03/2025		200	195
5.875%, 07/25/2022		470	470
5.750%, 01/18/2022 (A)		200	199
5.750%, 04/18/2023 (A)		1,240	1,223
Turkey Government International Bond
7.625%, 04/26/2029		780	772
7.375%, 02/05/2025		360	361
6.875%, 03/17/2036		130	118
6.625%, 02/17/2045		270	233
6.125%, 10/24/2028		200	182
6.000%, 01/14/2041		1,220	1,002
5.750%, 05/11/2047		1,550	1,228
5.200%, 02/16/2026	EUR	520	576
4.875%, 10/09/2026	$	210	181
4.250%, 04/14/2026		530	445
3.250%, 06/14/2025	EUR	740	749
Ukraine Government International Bond
9.750%, 11/01/2028 (A)	$	1,970	2,029
7.750%, 09/01/2023		230	224
7.750%, 09/01/2024		930	895
7.750%, 09/01/2025		870	828
7.750%, 09/01/2026		100	94

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.750%, 09/01/2027	$	840	$783
7.375%, 09/25/2032 (A)		400	356
2.074%, 05/31/2040 (E)		590	376
Uruguay Government International Bond
4.375%, 10/27/2027		600	631
Zambia Government International Bond
8.970%, 07/30/2027		200	146
5.375%, 09/20/2022		760	543

Total Sovereign Debt (Cost $154,417) ($ Thousands)			151,976

	Shares

COMMON STOCK — 11.4%

Communication Services — 1.2%
Activision Blizzard Inc		3,482	159
Alphabet Inc, Cl A *		1,383	1,628
Alphabet Inc, Cl C *		1,414	1,659
AT&T Inc		33,397	1,047
CBS Corp, Cl B		1,447	69
CenturyLink Inc		4,030	48
Charter Communications Inc, Cl A *		798	277
Comcast Corp, Cl A		20,755	830
Discovery Inc, Cl A *		684	18
Discovery Inc, Cl C *		1,539	39
DISH Network Corp, Cl A *		966	31
Electronic Arts Inc *		1,331	135
Facebook Inc, Cl A *		10,905	1,818
Fox Corp *		2,366	86
Interpublic Group of Cos Inc/The		1,552	33
Netflix Inc *		1,997	712
News Corp, Cl A		1,532	19
News Corp, Cl B		450	6
Omnicom Group Inc		997	73
Take-Two Interactive Software Inc, Cl A *		492	46
TripAdvisor Inc *		414	21
Twitter Inc *		3,285	108
Verizon Communications Inc		18,964	1,121
Viacom Inc, Cl B		1,527	43
Walt Disney Co/The		7,997	888

			10,914

Consumer Discretionary — 1.2%
Advance Auto Parts Inc		313	53
Amazon.com Inc, Cl A *		1,885	3,357
AutoZone Inc *		114	117
Best Buy Co Inc		1,060	75
Booking Holdings Inc *		208	363
BorgWarner Inc		797	31
Capri Holdings Ltd *		608	28
CarMax Inc *		740	52
Carnival Corp		1,747	89

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	193

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cengage Learning Holdings II Inc *	5,114	$33
Chipotle Mexican Grill Inc, Cl A *	110	78
Darden Restaurants Inc	545	66
Delphi Automotive PLC *	1,217	97
Dollar General Corp	1,196	143
Dollar Tree Inc *	1,093	115
DR Horton Inc	1,500	62
eBay Inc	4,001	149
Expedia Group Inc	498	59
Foot Locker Inc, Cl A	455	28
Ford Motor Co	17,804	156
Gap Inc/The	932	24
Garmin Ltd	525	45
General Motors Co	6,015	223
Genuine Parts Co	649	73
H&R Block Inc	821	20
Hanesbrands Inc	1,495	27
Harley-Davidson Inc, Cl A	659	24
Hasbro Inc	462	39
Hilton Worldwide Holdings Inc	1,348	112
Home Depot Inc/The	5,182	994
Kohl’s Corp	759	52
L Brands Inc	995	27
Leggett & Platt Inc	534	23
Lennar Corp, Cl A	1,262	62
LKQ Corp *	1,349	38
Lowe’s Cos Inc	3,651	400
Macy’s Inc	1,471	35
Marriott International Inc/MD, Cl A	1,282	160
Mattel Inc *	1,637	21
McDonald’s Corp	3,520	669
MGM Resorts International	2,429	62
Mohawk Industries Inc *	261	33
Newell Brands Inc, Cl B	1,757	27
NIKE Inc, Cl B	5,804	489
Nordstrom Inc	454	20
Norwegian Cruise Line Holdings Ltd *	900	50
O’Reilly Automotive Inc *	360	140
PulteGroup Inc	1,166	33
PVH Corp	313	38
Ralph Lauren Corp, Cl A	219	28
Ross Stores Inc	1,689	157
Royal Caribbean Cruises Ltd	735	84
Starbucks Corp	5,645	420
Tapestry Inc	1,201	39
Target Corp, Cl A	2,368	190
Tiffany & Co	459	48
TJX Cos Inc/The	5,598	298
Tractor Supply Co	511	50
Ulta Beauty Inc *	241	84
Under Armour Inc, Cl A *	727	15
Under Armour Inc, Cl C *	920	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VF Corp	1,477	$128
Whirlpool Corp	271	36
Wynn Resorts Ltd	423	51
Yum! Brands Inc	1,395	139

		10,895

Consumer Staples — 0.8%
Altria Group Inc	8,564	492
Archer-Daniels-Midland Co	2,551	110
Brown-Forman Corp, Cl B	747	39
Campbell Soup Co	807	31
Church & Dwight Co Inc	1,095	78
Clorox Co/The	583	94
Coca-Cola Co/The	17,774	833
Colgate-Palmolive Co	3,961	271
Conagra Brands Inc	2,134	59
Constellation Brands Inc, Cl A	744	130
Costco Wholesale Corp	1,997	484
Coty Inc, Cl A	1,806	21
Estee Lauder Cos Inc/The, Cl A	996	165
General Mills Inc	2,708	140
Hershey Co/The	617	71
Hormel Foods Corp	1,192	53
JM Smucker Co/The	524	61
Kellogg Co	1,147	66
Kimberly-Clark Corp	1,576	195
Kraft Heinz Co/The	2,793	91
Kroger Co/The	3,564	88
Lamb Weston Holdings Inc	600	45
McCormick & Co Inc/MD	548	83
Molson Coors Brewing Co, Cl B	772	46
Mondelez International Inc, Cl A	6,653	332
Monster Beverage Corp *	1,765	96
PepsiCo Inc	6,451	791
Philip Morris International Inc	7,098	627
Procter & Gamble Co/The	11,556	1,202
Sysco Corp, Cl A	2,149	143
Tyson Foods Inc, Cl A	1,347	94
Walgreens Boots Alliance Inc	3,680	233
Walmart Inc	6,500	634

		7,898

Energy — 0.6%
Anadarko Petroleum Corp, Cl A	2,276	103
Apache Corp	1,761	61
Baker Hughes a GE Co, Cl A	2,273	63
Cabot Oil & Gas Corp	1,880	49
Chevron Corp	8,768	1,080
Cimarex Energy Co	475	33
Concho Resources Inc	903	100
ConocoPhillips	5,231	349
Devon Energy Corp	2,058	65

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diamondback Energy Inc, Cl A	700	$71
EOG Resources Inc	2,664	254
Exxon Mobil Corp	19,460	1,572
Halliburton Co	3,947	116
Helmerich & Payne Inc	451	25
Hess Corp	1,133	68
HollyFrontier Corp	665	33
Kinder Morgan Inc/DE	8,983	180
Marathon Oil Corp	3,620	60
Marathon Petroleum Corp	3,082	184
National Oilwell Varco Inc, Cl A	1,759	47
Noble Energy Inc	2,020	50
Occidental Petroleum Corp	3,418	226
ONEOK Inc	1,868	130
Phillips 66	1,919	183
Pioneer Natural Resources Co	752	115
Schlumberger Ltd, Cl A	6,375	278
TechnipFMC PLC	1,998	47
Titan Energy LLC *	12,743	1
Valero Energy Corp	1,928	164
Williams Cos Inc/The	5,368	154

		5,861

Financials — 1.4%
Affiliated Managers Group Inc	225	24
Aflac Inc	3,450	173
Allstate Corp/The	1,510	142
American Express Co	3,184	348
American International Group Inc	3,991	172
Ameriprise Financial Inc	630	81
Aon PLC	1,097	187
Arthur J Gallagher & Co	815	64
Aspect *(F)	57	–
Assurant Inc	273	26
Bank of America Corp	41,493	1,145
Bank of New York Mellon Corp/The	4,028	203
BB&T Corp	3,483	162
Berkshire Hathaway Inc, Cl B *	8,947	1,797
BlackRock Inc	559	239
Brighthouse Financial Inc *	401	15
Capital One Financial Corp	2,143	175
Cboe Global Markets Inc	463	44
Charles Schwab Corp/The	5,450	233
Chubb Ltd	2,110	296
Cincinnati Financial Corp	667	57
Citigroup Inc	10,862	676
Citizens Financial Group Inc	2,010	65
CME Group Inc	1,646	271
Comerica Inc	700	51
Discover Financial Services	1,504	107
E*TRADE Financial Corp	1,080	50
Everest Re Group Ltd	166	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fifth Third Bancorp	3,620	$91
First Republic Bank/CA	700	70
Franklin Resources Inc	1,278	42
Goldman Sachs Group Inc/The	1,578	303
Hartford Financial Services Group Inc/The	1,654	82
Huntington Bancshares Inc/OH	4,636	59
Intercontinental Exchange Inc	2,571	196
Invesco Ltd	1,887	36
Jefferies Financial Group Inc	1,216	23
JPMorgan Chase & Co	15,125	1,531
KeyCorp	4,537	71
Lincoln National Corp	899	53
Loews Corp	1,207	58
M&T Bank Corp	637	100
Marsh & McLennan Cos Inc	2,316	217
MetLife Inc	4,437	189
Moody’s Corp	735	133
Morgan Stanley	5,970	252
MSCI Inc, Cl A	375	75
Nasdaq Inc, Cl A	500	44
Northern Trust Corp	1,010	91
People’s United Financial Inc	1,719	28
PNC Financial Services Group Inc/The	2,086	256
Principal Financial Group Inc, Cl A	1,213	61
Progressive Corp/The	2,673	193
Prudential Financial Inc	1,865	171
Raymond James Financial Inc	535	43
Regions Financial Corp	4,531	64
S&P Global Inc	1,141	240
State Street Corp	1,716	113
SunTrust Banks Inc	2,054	122
SVB Financial Group, Cl B *	224	50
Synchrony Financial	2,941	94
T Rowe Price Group Inc	1,068	107
Torchmark Corp, Cl A	429	35
Travelers Cos Inc/The	1,204	165
Unum Group	910	31
US Bancorp	6,906	333
Wells Fargo & Co	18,914	914
Willis Towers Watson PLC	574	101
Zions Bancorp NA	884	40

		13,716

Health Care — 1.7%
Abbott Laboratories	8,019	641
AbbVie Inc	6,861	553
ABIOMED Inc *	200	57
Agilent Technologies Inc	1,449	116
Alexion Pharmaceuticals Inc *	1,015	137
Align Technology Inc *	311	88
Allergan PLC	1,433	210
AmerisourceBergen Corp, Cl A	686	55

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	195

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen Inc, Cl A	2,879	$547
Anthem Inc	1,176	338
Baxter International Inc	2,176	177
Becton Dickinson and Co	1,239	309
Biogen Inc *	905	214
Boston Scientific Corp *	6,364	244
Bristol-Myers Squibb Co	7,425	354
Cardinal Health Inc	1,321	64
Celgene Corp, Cl A *	3,276	309
Centene Corp *	1,806	96
Cerner Corp *	1,455	83
Cigna Corp (G)	1,749	281
Cooper Cos Inc/The, Cl A	204	60
Covetrus Inc *	1	–
CVS Health Corp	6,035	325
Danaher Corp, Cl A	2,902	383
DaVita Inc *	525	29
DENTSPLY SIRONA Inc	969	48
Edwards Lifesciences Corp, Cl A *	927	177
Eli Lilly & Co	3,896	506
Gilead Sciences Inc	5,886	383
HCA Healthcare Inc	1,196	156
Henry Schein Inc *	634	38
Hologic Inc *	1,116	54
Humana Inc	619	165
IDEXX Laboratories Inc *	398	89
Illumina Inc *	660	205
Incyte Corp *	814	70
Intuitive Surgical Inc *	527	301
IQVIA Holdings Inc *	701	101
Johnson & Johnson	12,176	1,702
Laboratory Corp of America Holdings *	438	67
McKesson Corp	886	104
Medtronic PLC	6,128	558
Merck & Co Inc	11,928	992
Mettler-Toledo International Inc *	111	80
Mylan NV *	2,195	62
Nektar Therapeutics, Cl A *	763	26
PerkinElmer Inc	524	51
Perrigo Co PLC	599	29
Pfizer Inc	25,645	1,089
Quest Diagnostics Inc	623	56
Regeneron Pharmaceuticals Inc *	348	143
ResMed Inc	633	66
Stryker Corp	1,423	281
Teleflex Inc	200	60
Thermo Fisher Scientific Inc	1,834	502
UnitedHealth Group Inc	4,417	1,092
Universal Health Services Inc, Cl B	355	48
Varian Medical Systems Inc *	372	53
Vertex Pharmaceuticals Inc *	1,172	216
Waters Corp *	319	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WellCare Health Plans Inc *	219	$59
Zimmer Biomet Holdings Inc	925	118
Zoetis Inc, Cl A	2,195	221
		15,718

Industrials — 1.1%
3M Co	2,656	552
Alaska Air Group Inc	494	28
Allegion PLC	415	38
American Airlines Group Inc	1,751	56
AMETEK Inc	1,047	87
AO Smith Corp	649	35
Arconic Inc	1,864	36
Boeing Co/The	2,423	924
Caterpillar Inc, Cl A	2,659	360
CH Robinson Worldwide Inc	578	50
Cintas Corp	387	78
Copart Inc *	900	55
CSX Corp	3,579	268
Cummins Inc	676	107
Deere & Co	1,462	234
Delta Air Lines Inc, Cl A	2,811	145
Dover Corp	613	57
Eaton Corp PLC	1,933	156
Emerson Electric Co	2,838	194
Equifax Inc	533	63
Expeditors International of Washington Inc	721	55
Fastenal Co, Cl A	1,298	83
FedEx Corp	1,100	200
Flowserve Corp	514	23
Fluor Corp	563	21
Fortive Corp	1,352	113
Fortune Brands Home & Security Inc	568	27
General Dynamics Corp	1,242	210
General Electric Co	39,579	395
Harris Corp	552	88
Honeywell International Inc	3,376	536
Huntington Ingalls Industries Inc, Cl A	177	37
IHS Markit Ltd *	1,632	89
Illinois Tool Works Inc	1,382	198
Ingersoll-Rand PLC	1,096	118
Jacobs Engineering Group Inc	501	38
JB Hunt Transport Services Inc	373	38
Johnson Controls International plc	4,158	154
Kansas City Southern	457	53
L3 Technologies Inc	353	73
Lockheed Martin Corp	1,125	338
Masco Corp	1,287	51
Nielsen Holdings PLC	1,634	39
Norfolk Southern Corp	1,227	229
Northrop Grumman Corp	778	210
PACCAR Inc	1,512	103

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parker-Hannifin Corp, Cl A	572	$98
Pentair PLC	658	29
Quanta Services Inc	570	21
Raytheon Co	1,281	233
Republic Services Inc	961	77
Robert Half International Inc	536	35
Rockwell Automation Inc	539	95
Rollins Inc	630	26
Roper Technologies Inc	463	158
Snap-on Inc	234	37
Southwest Airlines Co, Cl A	2,251	117
Stanley Black & Decker Inc	674	92
Textron Inc	1,087	55
TransDigm Group Inc *	216	98
Union Pacific Corp	3,362	562
United Continental Holdings Inc *	1,025	82
United Parcel Service Inc, Cl B	3,159	353
United Rentals Inc *	344	39
United Technologies Corp	3,698	477
Verisk Analytics Inc, Cl A	748	99
Wabtec Corp	598	44
Waste Management Inc	1,793	186
WW Grainger Inc	201	60
Xylem Inc/NY	838	66

		10,181

Information Technology — 2.4%
Accenture PLC, Cl A	2,905	511
Adobe Inc *	2,228	594
Advanced Micro Devices Inc *	3,891	99
Akamai Technologies Inc *	751	54
Alliance Data Systems Corp	193	34
Amphenol Corp, Cl A	1,353	128
Analog Devices Inc	1,684	177
ANSYS Inc *	354	65
Apple Inc	20,461	3,887
Applied Materials Inc	4,337	172
Arista Networks Inc *	232	73
Autodesk Inc, Cl A *	998	155
Automatic Data Processing Inc	2,006	320
Broadcom Inc	1,830	550
Broadridge Financial Solutions Inc	544	56
Cadence Design Systems Inc *	1,180	75
Cisco Systems Inc	20,334	1,098
Citrix Systems Inc	550	55
Cognizant Technology Solutions Corp, Cl A	2,604	189
Corning Inc, Cl B	3,652	121
DXC Technology Co	1,199	77
F5 Networks Inc, Cl A *	278	44
Fidelity National Information Services Inc, Cl B	1,461	165
Fiserv Inc, Cl A *	1,807	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FleetCor Technologies Inc *	400	$99
FLIR Systems Inc	564	27
Fortinet Inc *	600	50
Gartner Inc *	416	63
Global Payments Inc	734	100
Hewlett Packard Enterprise Co	6,201	96
HP Inc	6,973	135
Intel Corp	20,949	1,125
International Business Machines Corp	4,147	585
Intuit Inc	1,178	308
IPG Photonics Corp *	143	22
Jack Henry & Associates Inc	335	46
Juniper Networks Inc	1,505	40
Keysight Technologies Inc *	800	70
KLA-Tencor Corp	711	85
Lam Research Corp	692	124
Mastercard Inc, Cl A	4,167	981
Maxim Integrated Products Inc	1,200	64
Microchip Technology Inc	1,069	89
Micron Technology Inc *	5,034	208
Microsoft Corp	35,043	4,133
Motorola Solutions Inc	739	104
NetApp Inc	1,101	76
NVIDIA Corp	2,779	499
Oracle Corp, Cl B	11,632	625
Paychex Inc	1,437	115
PayPal Holdings Inc *	5,374	558
Qlik *(F)	3,600	—
Qlik, Cl A *(F)	56	57
Qlik, Cl B *(F)	13,812	—
Qorvo Inc *	515	37
QUALCOMM Inc	5,575	318
Red Hat Inc *	805	147
salesforce.com Inc *	3,490	553
Seagate Technology PLC	1,080	52
Skyworks Solutions Inc	770	63
Symantec Corp, Cl A	2,893	66
Synopsys Inc *	667	77
TE Connectivity Ltd	1,541	124
Texas Instruments Inc	4,377	464
Total System Services Inc	722	69
VeriSign Inc *	472	86
Visa Inc, Cl A	8,068	1,260
Western Digital Corp	1,350	65
Western Union Co/The	1,834	34
Xerox Corp	827	26
Xilinx Inc	1,152	146

		22,930

Materials — 0.3%
Air Products & Chemicals Inc	1,005	192
Albemarle Corp	448	37

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	197

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avery Dennison Corp	356	$40
Ball Corp	1,471	85
Celanese Corp, Cl A	588	58
CF Industries Holdings Inc	935	38
DowDuPont Inc	10,470	558
Eastman Chemical Co	653	50
Ecolab Inc	1,150	203
FMC Corp	544	42
Freeport-McMoRan Inc, Cl B	6,259	81
International Flavors & Fragrances Inc	445	57
International Paper Co	1,792	83
Linde PLC	2,509	441
LyondellBasell Industries NV, Cl A	1,423	120
Martin Marietta Materials Inc, Cl A	274	55
Mosaic Co/The	1,663	45
Newmont Mining Corp	2,379	85
Nucor Corp	1,430	84
Packaging Corp of America	383	38
PPG Industries Inc	1,075	121
Sealed Air Corp	652	30
Sherwin-Williams Co/The, Cl A	372	160
Vulcan Materials Co	596	71
Westrock Co	1,156	44

		2,818

Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	534	76
American Tower Corp, Cl A ‡	2,003	395
Apartment Investment & Management Co,
Cl A ‡	659	33
AvalonBay Communities Inc ‡	606	122
Boston Properties Inc ‡	701	94
CBRE Group Inc, Cl A *‡	1,389	69
Crown Castle International Corp ‡	1,908	244
Digital Realty Trust Inc, Cl A ‡	939	112
Duke Realty Corp ‡	1,455	44
Equinix Inc ‡	381	173
Equity Residential ‡	1,677	126
Essex Property Trust Inc ‡	294	85
Extra Space Storage Inc ‡	559	57
Federal Realty Investment Trust ‡	325	45
HCP Inc ‡	2,116	66
Host Hotels & Resorts Inc ‡	3,427	65
Iron Mountain Inc ‡	1,253	44
Kimco Realty Corp ‡	1,773	33
Macerich Co/The ‡	418	18
Mid-America Apartment Communities Inc ‡	499	54
Prologis Inc ‡	2,887	208
Public Storage ‡	683	149
Realty Income Corp ‡	1,297	95
Regency Centers Corp ‡	713	48
SBA Communications Corp, Cl A *‡	507	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simon Property Group Inc ‡	1,419	$259
SL Green Realty Corp ‡	353	32
UDR Inc ‡	1,209	55
Ventas Inc ‡	1,615	103
Vornado Realty Trust ‡	717	48
Welltower Inc ‡	1,784	138
Weyerhaeuser Co ‡	3,478	92

		3,283

Utilities — 0.4%
AES Corp/VA	2,901	52
Alliant Energy Corp	1,029	48
Ameren Corp	1,093	80
American Electric Power Co Inc	2,257	189
American Water Works Co Inc	815	85
Atmos Energy Corp	500	51
CenterPoint Energy Inc	2,203	68
CMS Energy Corp	1,278	71
Consolidated Edison Inc	1,401	119
Dominion Energy Inc	3,692	283
DTE Energy Co	814	102
Duke Energy Corp	3,337	300
Edison International	1,465	91
Entergy Corp	832	80
Evergy Inc	1,200	70
Eversource Energy	1,437	102
Exelon Corp	4,447	223
FirstEnergy Corp	2,333	97
NextEra Energy Inc	2,176	421
NiSource Inc	1,591	46
NRG Energy Inc	1,306	55
Pinnacle West Capital Corp	451	43
PPL Corp	3,145	100
Public Service Enterprise Group Inc	2,297	136
Sempra Energy	1,249	157
Southern Co/The	4,833	250
WEC Energy Group Inc	1,451	115
Xcel Energy Inc	2,326	131

		3,565

Total Common Stock (Cost $76,883) ($ Thousands)		107,779

	Face Amount (Thousands)

ASSET-BACKED SECURITIES — 7.9%

Other Asset-Backed Securities — 7.9%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.586%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	$1,158	1,164

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
3.416%, VAR ICE LIBOR USD 1 Month+0.930%, 11/25/2034	$820	$817
ACIS CLO, Ser 2014-4A, Cl A
4.156%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	500
Aegis Asset Backed Securities Trust, Ser 2005-5, Cl M1
2.916%, VAR ICE LIBOR USD 1 Month+0.430%, 12/25/2035	990	956
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	1,660	1,655
Ares XXV CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(H)	750	1
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
3.513%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	995
Avery Point VI CLO, Ser 2018-6A, Cl DR
5.683%, VAR ICE LIBOR USD 3 Month+2.950%, 08/05/2027 (A)	860	840
BCAP Trust, Ser 2006-AA2, Cl A1
2.656%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	596	557
BlueMountain CLO, Ser 2018-1A, Cl CR
4.611%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/2027 (A)	700	685
BlueMountain CLO, Ser 2018-2A, Cl ER
7.980%, VAR ICE LIBOR USD 3 Month+5.200%, 07/18/2027 (A)	1,000	933
BX Trust, Ser 2018-GWMZ, Cl MC
7.972%, VAR LIBOR USD 1 Month+5.488%, 05/15/2037 (A)	1,100	1,095
California Street CLO IX, Ser 2016-9A, Cl ER
9.959%, VAR ICE LIBOR USD 3 Month+7.180%, 10/16/2028 (A)	810	807
Carlyle US CLO, Ser 2017-1A, Cl A1B
3.991%, VAR ICE LIBOR USD 3 Month+1.230%, 04/20/2031 (A)	650	647
Catskill Park CLO, Ser 2017-1A, Cl D
8.761%, VAR ICE LIBOR USD 3 Month+6.000%, 04/20/2029 (A)	700	676
Cent CLO 24, Ser 2018-24A, Cl CR
5.937%, VAR ICE LIBOR USD 3 Month+3.150%, 10/15/2026 (A)	520	512
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(H)	3,000	122
Crown Point CLO III, Ser 2017-3A, Cl A1BR
3.697%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)	2,000	1,988
Cumberland Park CLO, Ser 2018-2A, Cl ER
8.411%, VAR ICE LIBOR USD 3 Month+5.650%, 07/20/2028 (A)	600	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DB Master Finance, Ser 2015-1A, Cl A2II
3.980%, 02/20/2045 (A)	$1,008	$1,007
Dryden 57 CLO, Ser 2018-57A, Cl B
4.034%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,214
Dryden 57 CLO, Ser 2018-57A, Cl C
4.384%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,191
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
3.840%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	828	835
ECMC Group Student Loan Trust, Ser 2018-1A, Cl A
3.236%, VAR ICE LIBOR USD 1 Month+0.750%, 02/27/2068 (A)	3,379	3,346
EFS Volunteer No. 2, Ser 2012-1, Cl A2
3.836%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,323
EFS Volunteer No. 3, Ser 2012-1, Cl A3
3.486%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	789	791
FHLMC STACR Trust, Ser 2019-DNA1, Cl M2
5.136%, VAR ICE LIBOR USD 1 Month+2.650%, 01/25/2049 (A)	270	274
Flagship VII, Ser 2017-7A, Cl A1R
3.881%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)	316	315
Flagship VII, Ser 2017-7A, Cl CR
5.111%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,487
Gilbert Park CLO, Ser 2017-1A, Cl E
9.187%, VAR ICE LIBOR USD 3 Month+6.400%, 10/15/2030 (A)	750	740
GMACM Mortgage Loan Trust, Ser 2005-AF2, Cl A1
6.000%, 12/25/2035	1,574	1,517
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)(H)	1,000	–
Halcyon Loan Advisors Funding, Ser 2012- 1A, Cl B
5.684%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	500	499
Halcyon Loan Advisors Funding, Ser 2013- 1A, Cl A1
3.937%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	69	69
Hertz Vehicle Financing II, Ser 2016-2A, Cl C
4.990%, 03/25/2022 (A)	3,000	3,054
Jackson Mill CLO, Ser 2018-1A, Cl DR
5.587%, VAR ICE LIBOR USD 3 Month+2.800%, 04/15/2027 (A)	750	730

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	199

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Jamestown CLO X, Ser 2017-10A, Cl A1
4.023%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	$750	$748
KKR CLO, Ser 2018-21, Cl A
3.787%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	500	490
LCM XXII, Ser 2018-22A, Cl DR
8.261%, VAR ICE LIBOR USD 3 Month+5.500%, 10/20/2028 (A)	600	568
Legacy Mortgage Asset Trust, Ser 2019-GS1, Cl A1
4.000%, 01/25/2059 (A)	810	815
Lone Star Portfolio Trust, Ser 2015-LSP, Cl F
9.634%, VAR LIBOR USD 1 Month+7.150%, 09/15/2028 (A)	768	771
Madison Park Funding XXIV, Ser 2016-24A, Cl D
6.611%, VAR ICE LIBOR USD 3 Month+3.850%, 01/20/2028 (A)	650	649
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(H)	750	–
Marathon CLO V, Ser 2017-5A, Cl A1R
3.511%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,188
Marathon CLO V, Ser 2017-5A, Cl A2R
4.091%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	995
Mariner CLO, Ser 2017-4A, Cl A
3.975%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,640
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
4.087%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)	1,000	986
MidOcean Credit CLO VII, Ser 2017-7A, Cl B
4.687%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/2029 (A)	750	745
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
3.530%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	702
Motel 6 Trust, Ser 2017-MTL6, Cl F
6.734%, VAR LIBOR USD 1 Month+4.250%, 08/15/2034 (A)	1,353	1,358
Neuberger Berman CLO XVII, Ser 2017-17A, Cl ER
9.311%, VAR ICE LIBOR USD 3 Month+6.550%, 04/22/2029 (A)	250	243
Nomura Asset Acceptance Alternative Loan Trust, Ser 2003-A1, Cl M
6.564%, 05/25/2033 (E)	807	825
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.849%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	650	649

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2017-13A, Cl A1A
4.047%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	$1,700	$1,693
Octagon Investment Partners XIX, Ser 2017- 1A, Cl AR
3.887%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	560	560
Octagon Investment Partners XXIII, Ser 2018- 1A, Cl ER
8.537%, VAR ICE LIBOR USD 3 Month+5.750%, 07/15/2027 (A)	450	444
OZLM VII, Ser 2018-7RA, Cl CR
5.773%, VAR ICE LIBOR USD 3 Month+3.000%, 07/17/2029 (A)	900	865
OZLM XI, Ser 2017-11A, Cl BR
5.051%, VAR ICE LIBOR USD 3 Month+2.300%, 10/30/2030 (A)	600	584
OZLM XII, Ser 2015-12A, Cl D
8.151%, VAR ICE LIBOR USD 3 Month+5.400%, 04/30/2027 (A)	700	676
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
3.747%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	164	164
Recette CLO, Ser 2017-1A, Cl BR
4.061%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	986
Scholar Funding Trust, Ser 2011-A, Cl A
3.665%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	1,124	1,123
Scholar Funding Trust, Ser 2012-B, Cl A2
3.596%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,283	1,293
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl M
4.750%, 08/25/2057 (A)(E)	1,125	1,041
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
3.696%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,467
Shops at Crystals Trust, Ser 2106-CSTL, Cl D
3.731%, 07/05/2036 (A)(E)	1,765	1,606
Sound Point CLO III, Ser 2018-2RA, Cl A1
3.737%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/2029 (A)	2,100	2,074
Stonemont Portfolio Trust, Ser 2017-MONT, Cl F
6.088%, VAR LIBOR USD 1 Month+3.600%, 08/20/2030 (A)	1,954	1,959
Tralee CLO III, Ser 2017-3A, Cl BRR
4.211%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027 (A)	2,300	2,266

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.677%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	$2,100	$2,088
Voya CLO, Ser 2018-2A, Cl ER
8.172%, VAR ICE LIBOR USD 3 Month+5.400%, 07/23/2027 (A)	750	729
Voya CLO, Ser 2018-3A, Cl A1A
3.610%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (A)	750	746
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
2.626%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	472	442
Whitehorse XII, Ser 2018-12A, Cl D
6.076%, VAR ICE LIBOR USD 3 Month+3.650%, 10/15/2031 (A)	250	242

Total Asset-Backed Securities (Cost $80,480) ($ Thousands)		74,352

LOAN PARTICIPATIONS — 7.3%
1011778 BC ULC / New Red Finance, Term Loan B3, 1st Lien
4.749%, VAR LIBOR+2.250%, 02/16/2024	525	516
4.743%, VAR LIBOR+2.250%, 02/16/2024	423	416
Academy Ltd., Term Loan, 1st Lien
6.490%, VAR LIBOR+4.000%, 07/01/2022	165	118
6.489%, VAR LIBOR+4.000%, 07/01/2022	505	362
Acosta Inc., Term Loan, 1st Lien
7.750%, 09/26/2019 (F)	297	164
Acosta, Dollar Revolving Credit Loan, 1st Lien
5.758%, VAR LIBOR+3.250%, 09/26/2019 (F)	342	188
Acosta, Multicurrency Revolving Credit Loan, 1st Lien
7.750%, VAR LIBOR+3.250%, 09/26/2019 (F)	862	474
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.739%, VAR LIBOR+3.250%, 04/28/2022	794	747
Air Medical Group Holdings Inc., Term Loan, 1st Lien
6.740%, VAR LIBOR+4.250%, 03/14/2025	948	890
AkzoNobel, Term Loan B, 1st Lien
5.740%, 10/01/2025	1,600	1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Albany Molecular Research, Term Loan, 1st Lien
5.743%, 08/30/2024	$744	$731
Albertson’s LLC, Term B-6 Loan, 1st Lien, Ser 2017-1
5.479%, VAR LIBOR+3.000%, 06/22/2023	744	737
AMC Entertainment, Term Loan B, 1st Lien
0.000%, 03/20/2026 (H)	650	645
American Axle & Manufacturing, Inc., Term Loan B, 1st Lien
4.740%, VAR LIBOR+2.250%, 04/06/2024	494	482
American Builders & Contractors Supply, Term Loan B2, 1st Lien
4.499%, VAR LIBOR+2.000%, 10/31/2023	953	927
American Renal Associates, Term Loan, 1st Lien
5.743%, VAR LIBOR+3.250%, 06/21/2024	933	886
Arby’s Restaurant Group Inc., Term Loan B, 1st Lien
5.739%, 02/05/2025	1,190	1,159
Asurion, Cov-Lite, Term Loan B4, 1st Lien
5.499%, VAR LIBOR+2.750%, 08/04/2022	360	358
Athenahealth, Inc. Term Loan B, 1st LIen
7.197%, 02/11/2026	530	522
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1st Lien
4.488%, VAR LIBOR+2.000%, 01/15/2025	1,656	1,641
Bausch Health Companies Inc., Term Loan, 1st Lien
5.231%, 11/27/2025	1,998	1,973
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.610%, VAR LIBOR+2.000%, 10/01/2022	826	820
Boyd Gaming Corporation, Refinancing Term B Loan
4.658%, VAR LIBOR+2.500%, 09/15/2023	496	491
Brookfield Property REIT Inc., Term Loan B, 1st Lien
4.996%, 08/27/2025	711	684
4.993%, 08/27/2025	237	227
BWAY Holding Company, Term Loan B, 1st Lien
6.033%, VAR LIBOR+3.250%, 04/03/2024	948	923

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	201

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Caesars Resort Collection LLC, Term Loan B, 1st Lien
5.249%, VAR LIBOR+2.750%, 12/23/2024	$1,489	$1,467
Camping World, Term Loan B, 1st Lien
5.240%, 11/08/2023	902	809
Catalent Pharma Solutions, Term Loan B, 1st Lien
4.743%, 05/20/2024	472	469
CBS Radio Inc., Additional Term B-1 Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 11/18/2024	670	651
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/01/2024	1,871	1,845
Charter NEX Films, Term Loan B, 1st Lien
5.243%, VAR LIBOR+3.250%, 05/16/2024	950	921
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.749%, VAR LIBOR+2.250%, 04/18/2024	744	730
CommScope, Inc., Term Loan B, 1st Lien
0.000%, 02/06/2026 (H)	525	524
Consolidated Communications, Term Loan B
5.500%, 10/05/2023	948	895
CPG International LLC (fka CPG International), New Term Loan, 1st Lien
6.633%, VAR LIBOR+3.750%, 05/05/2024 (F)	648	642
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
5.481%, VAR LIBOR+3.000%, 11/23/2020	1,217	1,184
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
4.999%, 02/28/2025	1,465	1,429
CSC Holdings LLC, Term Loan B, 1st Lien
4.984%, 01/25/2026	450	440
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.734%, VAR LIBOR+2.250%, 07/17/2025	500	485
CWGS Group LLC, Term Loan B, 1st Lien
5.249%, 11/08/2023	4	3
Dana Corp., Term Loan B, 1st Lien
4.749%, 11/14/2025	200	198
Digicert, Term Loan B-2
6.499%, 10/31/2024	948	929

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Financial & Risk US Holdings Inc., Term Loan B, 1st Lien
6.249%, 10/01/2025	$748	$726
First Data Corporation, 2022D New Dollar Term Loan, Ser 2022-D
4.486%, VAR LIBOR+2.000%, 07/08/2022	115	115
First Data Corporation, Term Loan, 1st Lien, Ser 2024-A
4.486%, VAR LIBOR+2.000%, 04/26/2024	1,160	1,156
Four Seasons, 1st Lien
4.499%, 11/30/2023	933	925
Getty Images, Term Loan, 1st Lien
7.063%, 02/19/2026	574	569
Golden Nugget Inc., Term Loan B, 1st Lien
5.234%, VAR LIBOR+2.750%, 10/04/2023	303	299
Golden Nugget, Inc., Term Loan B, 1st Lien
5.249%, 10/04/2023	381	377
Greatbatch Ltd, Term Loan
5.490%, 10/27/2022	12	12
Hoya Midco LLC, Term Loan B, 1st Lien
5.993%, 06/30/2024	948	915
Immucor, Term B-3 Loan, 1st Lien
7.803%, VAR LIBOR+5.000%, 06/15/2021	443	442
Intelset Jackson Holdings S.A., Term Loan B3, 1st Lien
6.240%, 11/27/2023	267	262
Intrawest ULC, Term Loan, 1st Lien
5.493%, VAR LIBOR+3.250%, 07/31/2024	496	493
Jaguar Holding Co I, Term Loan, 1st Lien
4.993%, VAR LIBOR+2.500%, 08/18/2022	943	932
Lineage Logistics LLC Term Loan, 2nd Lien
5.493%, 02/27/2025	397	385
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.749%, 03/24/2025	496	489
MacDermid/Element Solutions, Term Loan B, 1st Lien
4.749%, 01/30/2026 (H)	299	296
McAfee, LLC, Term B USD Loan
6.249%, 09/30/2024	82	82
McGraw-Hill Global Education Holdings LLC, Term Loan B, 1st Lien
6.499%, VAR LIBOR+4.000%, 05/04/2022	504	462
McGraw-Hill Global Education Holdings LLC, Term Loan, 1st Lien
11.000%, 04/20/2022 (F)	300	254

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.993%, VAR LIBOR+2.500%, 01/30/2023	$705	$690
4.991%, VAR LIBOR+2.500%, 01/30/2023	250	245
Misys Ltd, Term Loan B, 1st Lien
6.101%, VAR LIBOR+3.500%, 06/13/2024	457	440
Mitchell International, Inc., Initial Term Loan
5.749%, 11/29/2024	997	957
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.351%, VAR LIBOR+2.750%, 06/07/2023	914	884
Navistar Inc., Term Loan B, 1st Lien
6.000%, 11/06/2024	545	542
Panther BF Aggregator 2 Power Solutions, Term Loan, 1st Lien
0.000%, 03/18/2026 (H)	840	830
Parexel International Corporation, Term Loan, 1st Lien
5.243%, VAR LIBOR+2.750%, 09/27/2024	674	649
Party City Holdings Inc., 2018 Replacement Term Loan
5.000%, 08/19/2022	582	577
Petco Animal Supplies Inc., Term Loan B1, 1st Lien
5.994%, VAR LIBOR+3.000%, 01/26/2023	744	564
PetSmart Inc., Term Loan B2, 1st Lien
5.490%, VAR LIBOR+3.000%, 03/11/2022	992	889
Pisces Midco, Inc., Term Loan B, 1st Lien
6.547%, 04/12/2025	1,746	1,670
Post Holdings, Inc., Series A Incremental Term Loan
4.490%, VAR LIBOR+2.000%, 05/24/2024	388	385
PQ Corp, Term Loan B
5.244%, 02/08/2025	893	882
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term B-1 Loan
5.249%, VAR LIBOR+2.750%, 05/02/2022	443	437
Prime Security Services, Term Loan
5.243%, 05/02/2022	54	53
Quikrete Holdings, Inc., Initial Loan
2.499%, VAR LIBOR+2.750%, 11/15/2023	389	379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Reynolds Group Holdings Inc., Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 02/05/2023	$2,330	$2,301
Robertshaw US Holding, Term Loan B, 1st Lien
6.000%, 02/28/2025	747	700
Scientific Games International Inc., Term Loan B, 1st Lien
5.329%, VAR LIBOR+2.750%, 08/14/2024	673	654
5.249%, VAR LIBOR+2.750%, 08/14/2024	161	157
Shearer’s Foods LLC, Term Loan, 2nd Lien
9.243%, VAR LIBOR+6.750%, 06/30/2022	810	780
6.743%, VAR LIBOR+3.938%, 06/30/2021	872	857
SS&C Technologies, Term Loan B3, 1st Lien
4.749%, 04/16/2025	822	815
SS&C Technologies, Term Loan B4, 1st Lien
4.749%, 04/16/2025	315	312
Staples Inc., Term Loan B, 1st Lien
6.489%, VAR LIBOR+4.000%, 09/12/2024	1,165	1,155
Sterigenics-Nordion Holdings LLC, Term Loan, 1st Lien
5.493%, VAR LIBOR+3.000%, 05/15/2022	948	930
Superior Vision/Davis Vision, Term Loan B, 1st Lien
5.499%, 12/02/2024	781	755
Travelport Finance (LUX), Term Loan, 1st Lien
0.000%, 03/18/2026 (H)	925	898
Travelport, Term Loan B, 1st Lien
5.184%, 03/17/2025	918	917
UFC Holdings, Term Loan, 1st Lien
5.750%, 08/18/2023	744	738
Unitymedia, Term Loan B, 1st Lien
4.734%, 09/30/2025	750	741
Univision Communications Inc., Term Loan, 1st Lien
5.249%, VAR LIBOR+2.750%, 03/15/2024	482	454
UPC Financing Partnership, Term Loan, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/2026	766	764
USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 1st Lien
5.601%, 05/16/2024	948	918
Vertafore, Term Loan B, 1st Lien
6.053%, 07/02/2025 (H)	950	932

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	203

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, K Facility, Term Loan, 1st Lien
4.984%, VAR LIBOR+2.500%, 01/15/2026	$935	$924
Welbilt, Inc., Term Loan B, 1st Lien
4.993%, 10/23/2025 (F)	350	345

Total Loan Participations (Cost $71,300) ($ Thousands)		69,588

MORTGAGE-BACKED SECURITIES — 5.5%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
3.616%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	607	88
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
7.286%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	360	408
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
7.486%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	250	283
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
6.286%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	330
FNMA
3.500%, 02/01/2047	3,273	3,329
FNMA CMO, Ser 2012-115, Cl DS, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	773	137
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.115%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	979	129
FNMA CMO, Ser 2016-69, Cl BS, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,385	204
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2
4.686%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/2030	1,275	1,291
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2C
4.636%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	2,470	2,374
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
4.486%, VAR ICE LIBOR USD 1 Month+2.000%, 03/25/2031	410	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-9, Cl XD, IO
4.118%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	$3,077	$501
GNMA CMO, Ser 2013-124, Cl CS, IO
3.562%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	329	52
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.112%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	942	123
GNMA CMO, Ser 2014-158, Cl SA, IO
3.118%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	442	57
GNMA CMO, Ser 2015-110, Cl MS, IO
3.222%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	537	70
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	4,597	722
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,061	170
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,061	149
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	1,922	211
GNMA CMO, Ser 2015-57, Cl AS, IO
3.112%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	3,695	434
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	2,578	362
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,425	195

		12,026

Non-Agency Mortgage-Backed Obligations — 4.3%
Bancorp Commercial Mortgage Trust, Ser 2018-CR3, Cl A
3.334%, VAR LIBOR USD 1 Month+0.850%, 01/15/2033 (A)	1,052	1,044
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	788	620
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl E
4.435%, VAR LIBOR USD 1 Month+1.951%, 03/15/2037 (A)	2,000	2,000
BX Trust, Ser 2017-IMC, Cl A
3.534%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (A)	910	907
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	956	1,052
CGMS Commercial Mortgage Trust, Ser 2017- MDRA, Cl C
3.752%, 07/10/2030 (A)(E)	1,620	1,555

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	$1,253	$936
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M5
3.106%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	498
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.886%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (A)	820	828
CSMC, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (A)	320	293
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.736%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	1,570	1,685
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.646%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	1,943	1,887
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl GFX
3.382%, 12/15/2034 (A)(E)	3,177	3,113
GE Business Loan Trust, Ser 2007-1, Cl C
2.934%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	575	552
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
2.926%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045	482	462
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
3.066%, VAR ICE LIBOR USD 1 Month+0.580%, 02/25/2036	1,203	1,192
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
6.035%, VAR LIBOR USD 1 Month+3.900%, 07/15/2031 (A)	266	266
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
4.634%, VAR LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	975
GS Mortgage Securities Trust, Ser 2018-SRP5
5.731%, 09/15/2031	1,970	1,972
HarborView Mortgage Loan Trust, Ser 2006- 10, Cl 2A1B
2.722%, VAR ICE LIBOR USD 1 Month+0.240%, 11/19/2036	3,310	2,811
Impac CMB Trust, Ser 2005-4, Cl 1M1
3.131%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	1,859	1,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.746%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	$1,400	$1,372
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.334%, VAR LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	1,280	1,288
LSTAR Securities Investment, Ser 2017-9, Cl A
4.052%, VAR ICE LIBOR USD 1 Month+1.550%, 12/01/2022 (A)	2,327	2,328
Morgan Stanley Re-REMIC Trust, Ser 2010- R5, Cl 4B
3.883%, 06/26/2036 (A)	497	456
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.748%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	665	641
PFP III, Ser 2017-3, Cl C
4.984%, VAR LIBOR USD 1 Month+2.500%, 01/14/2035 (A)	675	672
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.786%, 01/25/2036	1,000	998
RALI Series Trust, Ser 2006-QO2, Cl A2
2.756%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,605	647
RALI Series Trust, Ser 2007-QO2, Cl A1
2.636%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,202	682
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
2.786%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	573	570
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL4, Cl M1
2.866%, VAR ICE LIBOR USD 1 Month+0.380%, 10/25/2036 (A)	2,490	2,467
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
3.097%, VAR 12 Month Treas Avg+0.700%, 03/25/2047	831	771
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
4.881%, 06/25/2035 (E)	253	260

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	205

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
4.255%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	$844	$844
		40,411
Total Mortgage-Backed Securities (Cost $51,550) ($ Thousands)		52,437

MUNICIPAL BONDS — 0.4%

Illinois — 0.2%
Illinois State, GO
7.350%, 07/01/2035	225	256
5.100%, 06/01/2033	1,895	1,862
		2,118

Puerto Rico — 0.2%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A, RB
6.130%, 08/01/2028 (B)	15	13
6.130%, 08/01/2029 (B)	10	8
6.130%, 08/01/2030 (B)	40	33
6.130%, 08/01/2037 (B)	120	100
6.130%, 08/01/2038 (B)	75	63
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser B, RB
6.050%, 08/01/2036 (B)	270	225
6.050%, 08/01/2037 (B)	30	25
6.050%, 08/01/2039 (B)	15	13
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.000%, 08/01/2021 (B)	10	9
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
6.000%, 08/01/2031 (B)	135	113
6.000%, 08/01/2032 (B)	35	29
6.000%, 08/01/2038 (B)	120	100
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
Callable 08/01/2019 @ 100
5.750%, 08/01/2057 (B)	5	4
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
Callable 08/01/2021 @ 100
5.250%, 08/01/2040 (B)	85	72
5.000%, 08/01/2040 (B)	65	55
5.000%, 08/01/2046 (B)	25	21
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser D, RB
Callable 08/01/2021 @ 100
4.850%, 08/01/2036 (B)	10	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB
6.500%, 08/01/2044 (B)	$1,020	$520
5.750%, 08/01/2037 (B)	240	122
5.500%, 08/01/2028 (B)	5	3
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A, RB
Callable 02/01/2020 @ 100
5.500%, 08/01/2037 (B)	15	8
5.375%, 08/01/2039 (B)	210	107
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Sub-Ser A-1, RB
Callable 08/01/2021 @ 100
5.000%, 08/01/2043 (B)	20	10
		1,661

Total Municipal Bonds (Cost $3,637) ($ Thousands)		3,779

CONVERTIBLE BONDS — 0.4%
Chegg
0.125%, 03/15/2025 (A)	270	266
Cheniere Energy CV to 83.03
4.250%, 03/15/2045	200	156
DP World
1.750%, 06/19/2024	600	579
Innovate Capital Pte
6.000%, 12/11/2024	62	36
Liberty Media
2.125%, 03/31/2048 (A)	1,460	1,394
2.250%, 12/01/2048 (A)	90	101
Twitter
1.000%, 09/15/2021	580	546
0.250%, 06/15/2024 (A)	290	268
Western Digital
1.500%, 02/01/2024 (A)	190	167

Total Convertible Bonds (Cost $3,514) ($ Thousands)		3,513

	Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
B. Riley Financial, 6.875%	6,625	168
GSC Partners Fund V, Ser 2004-5I, 0.000% *(F)	100	–

Total Preferred Stock (Cost $204) ($ Thousands)		168

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bonds
3.375%, 11/15/2048	$60	$67

Total U.S. Treasury Obligation (Cost $64) ($ Thousands)		67

Total Investments in Securities — 94.3% (Cost $868,617) ($ Thousands)		$891,766

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(I) (Cost $301) ($ Thousands)	19,930,137	$206

WRITTEN OPTIONS* — (0.4)%

Total Written Options(I) (Premiums Received $2,445) ($ Thousands)	(8,000,651)	$(3,460)

A list of the open exchange traded options contracts for the Fund at March 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)		Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
June 2019, BRL Call USD Put*	1,600,000	$30	†	$3.82	06/22/19	$23
May 2019, S&P 500 E-mini 3rd Week Option*	16	16	†	2,500.00	05/18/19	3
May 2019, S&P 500 E-mini 3rd Week Option*	32	28	†	2,550.00	05/18/19	10
May 2019, S&P 500 E-mini 3rd Week Option*	18	32	†	2,600.00	05/18/19	8
June 2019, S&P 500 E-mini Option*	71	82	†	2,600.00	06/22/19	71

		188				115
Call Options
June 2019, USD Call EUR Put*	3,200,000	22	†	1.14	06/22/19	26

Total Purchased Options		$210				$141

WRITTEN OPTIONS — (0.4)%

Put Options
May 2019, S&P 500 E-mini 3rd Week Option*	(32)	$(11	)†	2,350.00	05/18/19	$(3)
May 2019, S&P 500 E-mini 3rd Week Option*	(18)	(15	)†	2,450.00	05/18/19	(3)
June 2019, S&P 500 E-mini Option*	(71)	(32	)†	2,400.00	06/22/19	(25)

		(58)				(31)

Call Options
June 2019, USD Call BRL Put*	(1,600,000)	$(30	)†	4.02	06/22/19	$(32)
June 2019, USD Call CAD Put*	(3,200,000)	(15	)†	1.37	06/22/19	(9)
June 2019, USD Call EUR Put*	(1,600,000)	(8	)†	1.11	06/22/19	(12)
June 2019, USD Call EUR Put*	(1,600,000)	(8	)†	1.10	06/22/19	(47)
SPX US 4/18/19 C2780*	(260)	(73,695)		2,780.00	04/20/19	(1,738)
SPX US 4/18/19 C2790*	(260)	(73,694)		2,790.00	04/20/19	(1,584)
May 2019, U.S. 5 Year Future Option*	(10)	(1,158)		115.25	04/20/19	(7)
		(148,547)				(3,429)
Total Written Options		$(148,605)				$(3,460)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	207

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Continued)

A list of the open OTC options contracts for the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
April 2019, AUD Call USD Put*	JPMorgan Chase Bank	3,240,000	$26	$0.74	04/20/19	$–

Call Options
April 2019, USD Call CNH Put*	JPMorgan Chase Bank	8,650,000	30	6.78	04/20/19	18
May 2019, USD Call AUD Put*	JPMorgan Chase Bank	3,240,000	36	0.70	05/18/19	47
Total Purchased Option			$92			$65

† Represents cost.

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	127	Dec-2019	$30,809	$30,978	$170
90-Day Euro$	284	Jun-2020	68,871	69,420	550
Australian 10-Year Bond	21	Jun-2019	2,041	2,067	25
Euro-Bund	(76)	Jun-2019	(14,062)	(14,195)	(301)
Long Gilt 10-Year Bond	(12)	Jun-2019	(1,997)	(2,023)	(31)
S&P 500 Index E-MINI	262	Jun-2019	36,282	37,175	893
U.S. 2-Year Treasury Note	167	Jul-2019	35,458	35,587	129
U.S. 2-Year Treasury Note	(1)	Jul-2019	(212)	(213)	(1)
U.S. 5-Year Treasury Note	(726)	Jul-2019	(83,612)	(84,091)	(479)
U.S. 5-Year Treasury Note	190	Jul-2019	21,790	22,007	217
U.S. 10-Year Treasury Note	612	Jun-2019	75,270	76,022	752
U.S. Long Treasury Bond	(29)	Jun-2019	(4,220)	(4,340)	(120)
U.S. Long Treasury Bond	82	Jun-2019	11,944	12,272	328
U.S. Ultra Long Treasury Bond	158	Jun-2019	25,641	26,544	903
Ultra 10-Year U.S. Treasury Note	(113)	Jun-2019	(14,693)	(15,006)	(313)
			$189,310	$192,204	$2,722

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/01/19 - 04/17/19	USD	3,044	CAD	4,032	$(25)
Barclays PLC	04/16/19	USD	1,257	INR	89,201	27
Barclays PLC	04/17/19	USD	25	TWD	752	–
Barclays PLC	04/17/19	AUD	120	USD	86	–
Barclays PLC	04/17/19	GBP	10	USD	13	–
Barclays PLC	04/17/19	GBP	150	USD	195	–
Barclays PLC	04/17/19	USD	1,280	MXN	24,697	(10)
Barclays PLC	04/17/19	CAD	2,640	USD	1,996	19
Barclays PLC	04/17/19	EUR	4,250	USD	4,922	143
Barclays PLC	04/17/19	RUB	127,580	USD	1,935	(2)
Barclays PLC	05/15/19	ARS	32,011	USD	778	84
Citigroup	04/17/19	USD	609	BRL	2,360	(3)
Citigroup	04/17/19	USD	993	AUD	1,380	(12)
Citigroup	04/17/19	CAD	1,100	USD	830	7
Citigroup	04/17/19	USD	1,981	MXN	38,429	(5)
Citigroup	04/17/19	USD	2,193	IDR	31,932,290	42

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	04/17/19	AUD	2,563	USD	1,838	$17

Citigroup	04/17/19	AUD	65	USD	46	–

Citigroup	04/17/19	USD	2,874	JPY	308,715	(80)

Citigroup	04/17/19	USD	1,155	GBP	900	18

Citigroup	04/17/19	USD	2,710	GBP	2,051	(35)

Citigroup	04/17/19	USD	4,174	EUR	3,660	(59)

Citigroup	04/17/19	EUR	4,386	USD	5,072	140

Citigroup	04/17/19	RUB	141,970	USD	2,093	(63)

Citigroup	04/17/19	JPY	176,340	USD	1,591	(5)

Citigroup	05/15/19	ARS	8,120	USD	198	22

Citigroup	07/17/19	BRL	2,360	USD	605	3

Goldman Sachs	04/26/19	EUR	17,765	USD	20,375	386

JPMorgan Chase Bank	04/01/19 - 04/17/19	CAD	2,210	USD	1,678	22

JPMorgan Chase Bank	04/03/19	ZAR	20,054	USD	1,432	42

JPMorgan Chase Bank	04/12/19	GBP	1,418	USD	1,828	(20)

JPMorgan Chase Bank	04/17/19	GBP	50	USD	65	(1)

JPMorgan Chase Bank	04/17/19	USD	648	CAD	870	4

JPMorgan Chase Bank	04/17/19	TWD	752	USD	24	–

JPMorgan Chase Bank	04/17/19	BRL	2,360	USD	630	24

JPMorgan Chase Bank	04/17/19 - 04/26/19	USD	3,485	EUR	3,086	(15)

JPMorgan Chase Bank	04/17/19	EUR	9,869	USD	11,312	216

JPMorgan Chase Bank	04/26/19	EUR	1,288	USD	1,464	15

JPMorgan Chase Bank	07/17/19	USD	24	TWD	752	–

Standard Bank	04/26/19	USD	365	EUR	322	(3)

						$893

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	$(24,075)	$ 1,657	$ 1,573	$ 84
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(8,000)	524	286	238
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	3,090	(207)	(187)	(19)
CDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	(14,475)	282	284	(3)
ICE CD BA	Sell	1.00%	Quarterly	06/20/2024	(525)	12	13	(1)
ICE CD CDXIG	Sell	1.00%	Quarterly	06/20/2024	(19,125)	343	296	47
ICE CD CXPHY	Sell	5.00%	Quarterly	06/20/2024	$(2,450)	164	154	9
ICE CD ITXEB	Buy	1.00%	Quarterly	06/20/2024	15,925	(324)	(295)	(29)
ICE CD RUSSIA	Buy	1.00%	Quarterly	06/20/2023	350	2	3	(1)
ICE CD RUSSIA	Buy	1.00%	Quarterly	12/20/2023	1,720	20	21	(1)
ICE CD SOAF	Buy	1.00%	Quarterly	12/20/2023	3,450	129	108	21
ICE CD TURKEY	Buy	1.00%	Quarterly	12/12/2023	530	67	47	21
ICE CD TURKEY	Sell	1.00%	Quarterly	06/20/2024	(580)	(27)	(79)	51
US195325BB02	Sell	1.00%	Quarterly	12/20/2023	(5,060)	6	(51)	58
US718286AP29	Sell	1.00%	Quarterly	12/20/2023	(740)	15	2	13

						$ 2,663	$ 2,175	$ 488

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	209

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.36%	28D MXN-TIIE-Banxico	Monthly	03/18/2020	MXN	280,725	$ (6)	$ (4)	$ (2)
3-MONTH ZAR - JIBOR	7.50%	Quarterly	09/19/2020	ZAR	13,450	5	1	5
BZDIOVRA	8.00%	Monthly	01/04/2021	BRL	3,700	14	–	13
7.95%	28D MXN-TIIE-BANXICO	Monthly	06/16/2021	MXN	35,450	(1)	–	(1)
6M GBP LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	3,462	(20)	1	(21)
0.25%	6-MONTH EUR - EURIBOR	Semi-Annually	06/19/2022	EUR	2,290	(29)	(20)	(9)
BZDIOVRA	7.90%	Monthly	01/02/2023	BRL	7,775	(24)	(2)	(23)
0.50%	6-MONTH EUR - EURIBOR	Semi-Annually	06/19/2024	EUR	4,390	(114)	(72)	(41)
2.25%	3MLIBOR	Quarterly	12/31/2025	USD	4,464	15	6	9
2.50%	3MLIBOR	Quarterly	01/31/2026	USD	18,546	(169)	(262)	92
0.75%	6-MONTH EUR - EURIBOR	Semi-Annually	06/19/2026	EUR	5,650	(233)	(145)	(88)
1.50%	6M LIBOR-BBA	Semi-Annually	06/19/2029	GBP	680	(24)	1	(25)
1.00%	6-MONTH EUR - EURIBOR	Semi-Annually	06/19/2029	EUR	1,360	(64)	(41)	(22)
1.50%	6-MONTH EUR - EURIBOR	Semi-Annually	06/19/2039	EUR	480	(50)	(27)	(23)
2.875%	3M LIBOR	Quarterly	05/15/2044	USD	4,292	(238)	20	(258)
2.75%	3MLIBOR	Quarterly	08/15/2044	USD	4,284	(134)	(14)	(120)

						$ (1,072)	$ (558)	$ (514)

Percentages are based on Net Assets of $945,586 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $299,449 ($ Thousands), representing 31.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $281 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(H)	Interest rate may not be available.
(I)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR— Buenos Aires Deposits of Large Amount Rate

BBA — British Bankers Association

BRL — Brazilian Real

CAD — Canadian Dollar

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan onshore

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JIBOR — Jakarta Interbank Offered Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MXN-TIIE-BANXICO — Interbank Equilibrium Interest Rate for MXN

NASDAQ – National Association of Securities Dealers and Automated Quotations

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate investment Trust

REREMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$428,107	$–	$428,107
Sovereign Debt	–	151,976	–	151,976
Common Stock	107,689	33	57	107,779
Asset-Backed Securities	–	74,351	1	74,352
Loan Participations	–	67,521	2,067	69,588
Mortgage-Backed Securities	–	52,437	–	52,437
Municipal Bonds	–	3,779	–	3,779
Convertible Bonds	–	3,513	–	3,513
Preferred Stock	168	–	–	168
U.S. Treasury Obligation	–	67	–	67

Total Investments in Securities	$107,857	$781,784	$2,125	$891,766

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$206	$–	$–	$206
Written Options	(3,460)	–	–	(3,460)
Futures Contracts*
Unrealized Appreciation	3,967	–	–	3,967
Unrealized Depreciation	(1,245)	–	–	(1,245)
Forwards Contracts*
Unrealized Appreciation	–	1,231	–	1,231
Unrealized Depreciation	–	(338)	–	(338)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	542	–	542
Unrealized Depreciation	–	(54)	–	(54)
Interest Rate Swaps*
Unrealized Appreciation	–	119	–	119
Unrealized Depreciation	–	(633)	–	(633)

Total Other Financial Instruments	$(532)	$867	$–	$335

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	211

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 64.5%
U.S. Treasury Bills **
2.504%, 07/18/2019 (A)	$34,500	$34,256
2.451%, 08/15/2019 (A)	40,500	40,135
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020	59,856	60,736
0.625%, 07/15/2021	100,365	101,253
0.625%, 04/15/2023	55,041	55,422
0.375%, 07/15/2023	11,298	11,324
0.375%, 07/15/2025	21,752	21,732
0.125%, 04/15/2020	51,167	50,924
0.125%, 04/15/2021	27,434	27,215
0.125%, 04/15/2022	35,956	35,584
0.125%, 07/15/2022	53,698	53,409
0.125%, 01/15/2023	13,806	13,648
0.125%, 07/15/2024	19,293	19,049
0.125%, 07/15/2026	14,600	14,279
U.S. Treasury Notes
2.540%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	9,700	9,691
2.445%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	5,000	4,993
2.443%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	6,000	5,994
2.433%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	2,000	1,999

Total U.S. Treasury Obligations (Cost $561,094) ($ Thousands)		561,643

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 29.1%

Communication Services — 2.3%
Activision Blizzard Inc	7,273	$331
Alphabet Inc, Cl A *	1,892	2,227
Alphabet Inc, Cl C *	1,926	2,260
AT&T Inc (F)	102,331	3,209
CenturyLink Inc	13,415	161
Cinemark Holdings Inc	2,200	88
Cogent Communications Holdings Inc	600	32
Consolidated Communications Holdings Inc	3,466	38
Electronic Arts Inc *	2,883	293
Facebook Inc, Cl A *	15,568	2,595
Fox Corp *	5,433	198
IAC/InterActiveCorp *	400	84
Iridium Communications Inc *	2,600	69
Liberty Media Corp-Liberty Formula One, Cl C *	3,000	105
Live Nation Entertainment Inc *	1,600	102
Madison Square Garden Co/The *	200	58
Netflix Inc *	4,005	1,428
Shenandoah Telecommunications Co	1,300	58
Sprint Corp *	9,008	51
Take-Two Interactive Software Inc, Cl A *	1,100	104
Telephone & Data Systems Inc	3,122	96
T-Mobile US Inc *	4,127	285
TripAdvisor Inc *	800	41
Twitter Inc *	4,192	138
Verizon Communications Inc	56,944	3,367
Viacom Inc, Cl B	4,000	112
Vonage Holdings Corp *	4,800	48
Walt Disney Co/The	19,724	2,190
World Wrestling Entertainment Inc, Cl A	400	35
Zayo Group Holdings Inc *	3,761	107
Zynga Inc, Cl A *	14,800	79

		19,989

Consumer Staples — 7.4%
Altria Group Inc (F)	65,414	3,757
Andersons Inc/The	1,500	48
Archer-Daniels-Midland Co	20,079	866
B&G Foods Inc, Cl A	2,329	57
BJ’s Wholesale Club Holdings Inc *	2,000	55
Boston Beer Co Inc/The, Cl A *	350	103
Brown-Forman Corp, Cl A	1,828	94
Brown-Forman Corp, Cl B	9,369	495
Bunge Ltd	5,136	273
Calavo Growers Inc	954	80
Cal-Maine Foods Inc	650	29
Campbell Soup Co	6,496	248
Casey’s General Stores Inc	1,297	167
Central Garden & Pet Co, Cl A *	2,800	65
Church & Dwight Co Inc	8,468	603
Clorox Co/The	4,581	735

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Co/The (F)	130,164	$6,099
Coca-Cola Consolidated Inc	300	86
Colgate-Palmolive Co	29,548	2,025
Conagra Brands Inc	17,086	474
Constellation Brands Inc, Cl A	5,273	925
Costco Wholesale Corp	15,079	3,651
Coty Inc, Cl A	16,565	191
Darling Ingredients Inc *	5,936	129
Edgewell Personal Care Co *	1,834	81
Energizer Holdings Inc	2,713	122
Estee Lauder Cos Inc/The, Cl A	7,617	1,261
Flowers Foods Inc	7,407	158
Fresh Del Monte Produce Inc	1,189	32
Freshpet Inc *	1,300	55
General Mills Inc	20,514	1,062
Hain Celestial Group Inc/The *	2,634	61
Herbalife Nutrition Ltd *	4,608	244
Hershey Co/The	4,694	539
Hormel Foods Corp	9,218	413
Hostess Brands Inc, Cl A *	3,370	42
Ingles Markets Inc, Cl A	1,453	40
Ingredion Inc	2,682	254
Inter Parfums Inc	900	68
J&J Snack Foods Corp	727	115
JM Smucker Co/The	3,614	421
Kellogg Co	8,803	505
Keurig Dr Pepper Inc	6,485	181
Kimberly-Clark Corp	12,078	1,496
Kraft Heinz Co/The	20,418	667
Kroger Co/The	28,131	692
Lamb Weston Holdings Inc	5,205	390
Lancaster Colony Corp	650	102
McCormick & Co Inc/MD	4,273	644
Medifast Inc	400	51
MGP Ingredients Inc	900	69
Molson Coors Brewing Co, Cl B	6,015	359
Mondelez International Inc, Cl A	48,525	2,422
Monster Beverage Corp *	12,831	700
National Beverage Corp, Cl A	433	25
Nu Skin Enterprises Inc, Cl A	1,702	81
PepsiCo Inc	48,396	5,931
Performance Food Group Co *	4,195	166
Philip Morris International Inc	53,763	4,752
Pilgrim’s Pride Corp *	1,078	24
Post Holdings Inc *	2,172	238
PriceSmart Inc	1,550	91
Procter & Gamble Co/The (F)	86,329	8,983
Rite Aid Corp *	63,819	41
Sanderson Farms Inc	601	79
Seaboard Corp	7	30
Simply Good Foods Co/The *	3,900	80
SpartanNash Co	1,522	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spectrum Brands Holdings Inc	1,766	$97
Sprouts Farmers Market Inc *	5,028	108
Sysco Corp, Cl A	16,329	1,090
TreeHouse Foods Inc *	1,957	126
Tyson Foods Inc, Cl A (F)	9,621	668
Universal Corp/VA	822	47
US Foods Holding Corp *	7,556	264
USANA Health Sciences Inc *	500	42
Vector Group Ltd	5,076	55
Walgreens Boots Alliance Inc	28,063	1,776
Walmart Inc	48,553	4,735
WD-40 Co	627	106

		64,160

Energy — 7.2%
Anadarko Petroleum Corp, Cl A	22,367	1,017
Antero Resources Corp *	9,447	83
Apache Corp	17,667	612
Apergy Corp *	3,400	140
Arch Coal Inc	600	55
Archrock Inc	6,500	64
Baker Hughes a GE Co, Cl A	22,940	636
C&J Energy Services Inc *	1,586	25
Cabot Oil & Gas Corp	20,225	528
Cactus Inc, Cl A *	2,200	78
California Resources Corp *	1,300	33
Callon Petroleum Co *	8,628	65
Carrizo Oil & Gas Inc *	2,700	34
Centennial Resource Development Inc/DE, Cl A *	7,800	69
Cheniere Energy Inc *	10,780	737
Chesapeake Energy Corp *	37,322	116
Chevron Corp (F)	82,694	10,186
Cimarex Energy Co	4,788	335
CNX Resources Corp *	9,162	99
Concho Resources Inc	8,598	954
ConocoPhillips	51,576	3,442
CONSOL Energy Inc *	1,235	42
Continental Resources Inc/OK, Cl A *	4,004	179
CVR Energy Inc	1,600	66
Delek US Holdings Inc	3,658	133
Denbury Resources Inc *	15,000	31
Devon Energy Corp	20,733	654
Diamond Offshore Drilling Inc *	2,200	23
Diamondback Energy Inc, Cl A	6,978	708
Dril-Quip Inc *	1,388	64
Encana Corp	3,113	23
EOG Resources Inc	25,387	2,416
EQT Corp	11,198	232
Equitrans Midstream Corp	9,198	200
Exxon Mobil Corp (F)	184,448	14,903
GasLog Ltd	2,800	49

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	213

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Golar LNG Ltd	4,877	$103
Green Plains Inc	3,800	63
Gulfport Energy Corp *	7,258	58
Halliburton Co	38,827	1,138
Helix Energy Solutions Group Inc *	7,900	62
Helmerich & Payne Inc	4,838	269
Hess Corp	11,753	708
HollyFrontier Corp	7,431	366
Jagged Peak Energy Inc *	5,500	58
Keane Group Inc *	3,200	35
Kinder Morgan Inc/DE	83,046	1,662
Kosmos Energy Ltd	12,600	79
Laredo Petroleum Inc *	6,591	20
Liberty Oilfield Services Inc, Cl A	1,700	26
Marathon Oil Corp	38,774	648
Marathon Petroleum Corp	29,671	1,776
Matador Resources Co *	4,364	84
McDermott International Inc *	7,683	57
Murphy Oil Corp	7,658	224
Nabors Industries Ltd	12,151	42
National Oilwell Varco Inc, Cl A	17,623	469
Newpark Resources Inc, Cl A *	5,566	51
Noble Corp plc *	11,500	33
Noble Energy Inc	22,240	550
Oasis Petroleum Inc *	10,300	62
Occidental Petroleum Corp	33,272	2,203
Oceaneering International Inc, Cl A *	4,468	70
Oil States International Inc *	2,170	37
ONEOK Inc	18,420	1,286
Parsley Energy Inc, Cl A *	13,291	257
Patterson-UTI Energy Inc	10,159	142
PBF Energy Inc, Cl A	5,129	160
PDC Energy Inc, Cl A *	2,550	104
Peabody Energy Corp	3,825	108
Penn Virginia Corp *	600	26
Phillips 66	18,467	1,758
Pioneer Natural Resources Co	7,671	1,168
ProPetro Holding Corp *	4,200	95
QEP Resources Inc *	11,994	93
Range Resources Corp	9,059	102
Renewable Energy Group Inc *	2,200	48
Rowan Cos Plc, Cl A *	5,104	55
RPC Inc	4,128	47
Schlumberger Ltd, Cl A	61,316	2,672
Scorpio Tankers Inc	1,889	37
SEACOR Holdings Inc, Cl A *	1,100	47
SemGroup Corp, Cl A	2,990	44
Ship Finance International Ltd	5,300	65
SM Energy Co	4,463	78
Southwestern Energy Co *	28,922	136
SRC Energy Inc *	9,664	49
Superior Energy Services Inc *	7,681	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Targa Resources Corp	10,343	$430
Tellurian Inc *	6,700	75
Tidewater Inc *	2,500	58
Transocean Ltd * (F)	26,625	232
Unit Corp *	3,271	47
US Silica Holdings Inc	3,378	59
Valero Energy Corp (F)	18,615	1,579
W&T Offshore Inc *	3,300	23
Weatherford International PLC *	43,950	31
Whiting Petroleum Corp *	3,552	93
Williams Cos Inc/The	54,492	1,565
World Fuel Services Corp	2,874	83
WPX Energy Inc *	17,910	235

		63,107

Health Care — 5.7%
Abbott Laboratories	20,229	1,617
AbbVie Inc	18,995	1,531
ABIOMED Inc *	424	121
Acadia Healthcare Co Inc, Cl A *	1,066	31
ACADIA Pharmaceuticals Inc *	2,800	75
Aerie Pharmaceuticals Inc *	1,013	48
Agilent Technologies Inc	4,436	357
Agios Pharmaceuticals Inc *	700	47
Alexion Pharmaceuticals Inc *	3,003	406
Align Technology Inc *	1,001	285
Alkermes PLC *	2,411	88
Allergan PLC	4,169	610
Allscripts Healthcare Solutions Inc *	5,900	56
Alnylam Pharmaceuticals Inc *	1,101	103
Amedisys Inc *	400	49
AmerisourceBergen Corp, Cl A	2,433	193
Amgen Inc, Cl A (F)	7,740	1,470
Amicus Therapeutics Inc *	2,893	39
AMN Healthcare Services Inc *	1,300	61
Anthem Inc	3,178	912
Arena Pharmaceuticals Inc *	1,200	54
Array BioPharma Inc *	2,163	53
Avanos Medical Inc *	637	27
Baxter International Inc (F)	6,357	517
Becton Dickinson and Co	3,381	844
Biogen Inc *	2,424	573
BioMarin Pharmaceutical Inc *	2,643	235
Bio-Rad Laboratories Inc, Cl A *	282	86
Bio-Techne Corp	450	89
Bluebird Bio Inc *	597	94
Blueprint Medicines Corp *	540	43
Boston Scientific Corp *	16,750	643
Bristol-Myers Squibb Co	19,901	949
Brookdale Senior Living Inc, Cl A *	3,877	26
Bruker Corp	1,100	42
Cambrex Corp *	1,000	39

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cantel Medical Corp	300	$20
Cardinal Health Inc	3,775	182
Catalent Inc *	2,556	104
Celgene Corp, Cl A *	8,707	821
Centene Corp *	5,286	281
Cerner Corp *	3,814	218
Charles River Laboratories International Inc *	753	109
Chemed Corp	280	90
Cigna Corp (B)	4,657	749
Cooper Cos Inc/The, Cl A	772	229
Covetrus Inc *	881	28
CVS Health Corp	15,737	849
Danaher Corp, Cl A	7,683	1,014
DaVita Inc *	1,958	106
DENTSPLY SIRONA Inc	3,604	179
DexCom Inc *	1,100	131
Edwards Lifesciences Corp, Cl A *	2,757	527
Elanco Animal Health Inc *	2,400	77
Eli Lilly & Co	11,403	1,480
Emergent BioSolutions Inc *	1,100	56
Encompass Health Corp	1,978	116
Endo International PLC *	2,400	19
Ensign Group Inc/The	1,319	68
Exact Sciences Corp *	1,239	107
Exelixis Inc *	3,701	88
FibroGen Inc *	1,286	70
Gilead Sciences Inc (F)	15,301	995
Global Blood Therapeutics Inc *	1,600	85
Globus Medical Inc, Cl A *	800	40
Haemonetics Corp *	628	55
Halozyme Therapeutics Inc *	3,568	57
HCA Healthcare Inc	3,351	437
HealthEquity Inc *	500	37
Henry Schein Inc *	2,203	132
Heron Therapeutics Inc *	1,314	32
Hill-Rom Holdings Inc	1,251	132
HMS Holdings Corp *	1,600	47
Hologic Inc *	3,515	170
Horizon Pharma Plc *	1,628	43
Humana Inc	1,582	421
ICU Medical Inc *	324	78
IDEXX Laboratories Inc *	1,148	257
Illumina Inc *	1,822	566
Immunomedics Inc *	2,254	43
Incyte Corp *	2,543	219
Inogen Inc *	200	19
Insulet Corp *	578	55
Integer Holdings Corp *	400	30
Integra LifeSciences Holdings Corp *	628	35
Intercept Pharmaceuticals Inc *	700	78
Intuitive Surgical Inc *	1,337	763

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ionis Pharmaceuticals Inc *	1,876	$152
IQVIA Holdings Inc *	2,182	314
Jazz Pharmaceuticals PLC *	629	90
Johnson & Johnson (F)	32,246	4,508
Laboratory Corp of America Holdings *	1,412	216
LHC Group Inc *	300	33
Ligand Pharmaceuticals Inc *	278	35
LivaNova PLC *	1,157	113
Magellan Health Inc *	600	40
Masimo Corp *	892	123
McKesson Corp	2,553	299
Medidata Solutions Inc *	529	39
MEDNAX Inc *	1,127	31
Medtronic PLC	16,505	1,503
Merck & Co Inc	31,751	2,641
Merit Medical Systems Inc *	1,500	93
Mettler-Toledo International Inc *	340	246
Molina Healthcare Inc *	738	105
Mylan NV *	6,687	189
Myriad Genetics Inc *	2,300	76
National HealthCare Corp	900	68
Nektar Therapeutics, Cl A *	2,284	77
Neogen Corp, Cl B *	469	27
Neurocrine Biosciences Inc *	1,128	99
Novocure Ltd *	1,000	48
NuVasive Inc *	1,200	68
Omnicell Inc *	550	44
Patterson Cos Inc	2,077	45
Penumbra Inc *	250	37
PerkinElmer Inc	1,752	169
Perrigo Co PLC	2,330	112
Pfizer Inc	70,604	2,999
PRA Health Sciences Inc *	798	88
Premier Inc, Cl A *	828	29
QIAGEN NV *	4,404	179
Quest Diagnostics Inc	1,833	165
Regeneron Pharmaceuticals Inc *	950	390
Repligen Corp *	388	23
ResMed Inc	1,933	201
Sage Therapeutics Inc *	797	127
Sarepta Therapeutics Inc *	909	108
Seattle Genetics Inc *	1,652	121
Spark Therapeutics Inc *	600	68
STERIS PLC	1,398	179
Stryker Corp	4,102	810
Supernus Pharmaceuticals Inc *	1,500	53
Syneos Health Inc, Cl A *	1,073	56
Teladoc Health Inc *	1,000	56
Teleflex Inc	600	181
Tenet Healthcare Corp *	2,000	58
Theravance Biopharma Inc *	1,182	27
Thermo Fisher Scientific Inc	4,886	1,337

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	215

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultragenyx Pharmaceutical Inc *	476	$33
United Therapeutics Corp *	722	85
UnitedHealth Group Inc	11,412	2,822
Universal Health Services Inc, Cl B	898	120
US Physical Therapy Inc	600	63
Varian Medical Systems Inc *	1,102	156
Veeva Systems Inc, Cl A *	1,421	180
Vertex Pharmaceuticals Inc *	3,124	575
Waters Corp *	1,101	277
WellCare Health Plans Inc *	822	222
West Pharmaceutical Services Inc	1,251	138
Wright Medical Group NV *	1,277	40
Zimmer Biomet Holdings Inc	2,803	358
Zoetis Inc, Cl A	6,094	613

		49,534

Information Technology — 2.0%
Accenture PLC, Cl A	3,360	591
Adobe Inc *	2,844	758
Akamai Technologies Inc *	637	46
Alliance Data Systems Corp	320	56
Amdocs Ltd	1,853	100
ANSYS Inc *	601	110
Aspen Technology Inc *	476	50
Atlassian Corp PLC, Cl A *	800	90
Autodesk Inc, Cl A *	1,402	218
Automatic Data Processing Inc	2,360	377
Black Knight Inc *	900	49
Booz Allen Hamilton Holding Corp, Cl A	600	35
Broadridge Financial Solutions Inc	700	73
Cadence Design Systems Inc *	1,982	126
Cass Information Systems Inc	1,080	51
CDK Global Inc	965	57
Citrix Systems Inc	800	80
Cognizant Technology Solutions Corp, Cl A	3,345	242
Conduent Inc *	2,908	40
DXC Technology Co	1,902	122
EPAM Systems Inc *	250	42
Euronet Worldwide Inc *	327	47
Fair Isaac Corp *	200	54
Fidelity National Information Services Inc, Cl B	1,953	221
First Data Corp, Cl A *	1,850	49
Fiserv Inc, Cl A *	2,404	212
FleetCor Technologies Inc *	552	136
Fortinet Inc *	750	63
Gartner Inc *	400	61
Global Payments Inc	1,000	136
GoDaddy Inc, Cl A *	495	37
Guidewire Software Inc, Cl Z *	400	39
International Business Machines Corp (F)	4,887	689
Intuit Inc	1,403	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates Inc	451	$63
Leidos Holdings Inc	1,200	77
Mastercard Inc, Cl A	4,953	1,166
Microsoft Corp	40,387	4,763
Nuance Communications Inc *	3,100	52
Nutanix Inc, Cl A *	1,000	38
Oracle Corp, Cl B	13,751	739
Palo Alto Networks Inc *	596	145
Paychex Inc	1,875	150
Paycom Software Inc *	300	57
PayPal Holdings Inc *	6,386	663
PTC Inc *	500	46
Red Hat Inc *	952	174
RingCentral Inc, Cl A *	600	65
Sabre Corp	2,300	49
salesforce.com Inc *	4,078	646
ServiceNow Inc *	1,013	250
Splunk Inc *	805	100
Square Inc, Cl A *	1,777	133
SS&C Technologies Holdings Inc	1,260	80
Symantec Corp, Cl A (F)	5,506	127
Synopsys Inc *	943	109
Tableau Software Inc, Cl A *	500	64
Teradata Corp *	1,000	44
Total System Services Inc	861	82
Twilio Inc, Cl A *	400	52
Tyler Technologies Inc *	229	47
Ultimate Software Group Inc/The *	150	49
VeriSign Inc *	491	89
Visa Inc, Cl A	9,408	1,469
VMware Inc, Cl A	420	76
Western Union Co/The	4,200	78
WEX Inc *	200	38
Workday Inc, Cl A *	851	164
Worldpay Inc, Cl A *	1,957	222
Zendesk Inc *	700	59

		17,649

Real Estate — 3.0%
Acadia Realty Trust ‡	2,627	72
Agree Realty Corp ‡	800	55
Alexander & Baldwin Inc ‡	2,438	62
Alexandria Real Estate Equities Inc ‡	2,314	330
American Assets Trust Inc ‡	1,635	75
American Campus Communities Inc ‡	2,970	141
American Homes 4 Rent, Cl A ‡	5,994	136
American Tower Corp, Cl A ‡	9,335	1,840
Americold Realty Trust ‡	2,200	67
Apartment Investment & Management Co, Cl A ‡	3,555	179
Apple Hospitality Inc ‡	4,014	65
Ashford Hospitality Trust Inc ‡	8,487	40

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AvalonBay Communities Inc ‡	2,853	$573
Boston Properties Inc ‡	3,211	430
Brandywine Realty Trust ‡	5,821	92
Brixmor Property Group Inc ‡	9,167	168
Brookfield Property Inc, Cl A ‡	2,800	57
Camden Property Trust ‡	1,903	193
CareTrust Inc ‡	2,300	54
CBRE Group Inc, Cl A *‡	7,678	380
Chatham Lodging Trust ‡	3,100	60
Chesapeake Lodging Trust ‡	1,850	51
Colony Capital Inc ‡	14,866	79
Columbia Property Trust Inc ‡	4,550	102
CoreCivic Inc ‡	3,867	75
CoreSite Realty Corp ‡	886	95
Corporate Office Properties Trust ‡	2,828	77
Cousins Properties Inc, Cl A ‡	10,662	103
Crown Castle International Corp ‡	9,096	1,164
CubeSmart ‡	4,581	147
CyrusOne Inc ‡	2,136	112
DiamondRock Hospitality Co ‡	6,442	70
Digital Realty Trust Inc, Cl A ‡	4,502	536
Douglas Emmett Inc ‡	3,469	140
Duke Realty Corp ‡	8,459	259
Easterly Government Properties Inc ‡	3,375	61
EastGroup Properties Inc ‡	976	109
Empire State Realty Trust Inc, Cl A ‡	4,528	72
EPR Properties, Cl A ‡	1,353	104
Equinix Inc ‡	1,731	784
Equity Commonwealth ‡	3,150	103
Equity LifeStyle Properties Inc ‡	1,950	223
Equity Residential ‡	7,768	585
Essex Property Trust Inc ‡	1,251	362
Extra Space Storage Inc ‡	2,881	294
Federal Realty Investment Trust ‡	1,619	223
First Industrial Realty Trust Inc ‡	3,230	114
Four Corners Property Trust Inc ‡	2,200	65
Front Yard Residential Corp ‡	608	6
Gaming and Leisure Properties Inc ‡	5,056	195
GEO Group Inc/The ‡	3,947	76
Getty Realty Corp ‡	2,400	77
Gladstone Commercial Corp ‡	3,038	63
HCP Inc ‡	10,808	338
Healthcare Realty Trust Inc ‡	3,504	113
Healthcare Trust of America Inc, Cl A ‡	4,841	138
HFF Inc, Cl A	900	43
Highwoods Properties Inc ‡	2,551	119
Hospitality Properties Trust ‡	3,452	91
Host Hotels & Resorts Inc ‡	16,388	310
Howard Hughes Corp/The *	1,809	199
Hudson Pacific Properties Inc ‡	3,282	113
Industrial Logistics Properties Trust	1,369	28
Investors Real Estate Trust	1,244	75

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Invitation Homes Inc ‡	6,683	$163
Iron Mountain Inc ‡	6,157	218
JBG SMITH Properties ‡	1,800	74
Jones Lang LaSalle Inc	989	152
Kennedy-Wilson Holdings Inc	2,345	50
Kilroy Realty Corp ‡	2,328	177
Kimco Realty Corp ‡	11,427	211
Lamar Advertising Co, Cl A ‡	1,784	141
Lexington Realty Trust ‡	4,000	36
Liberty Property Trust ‡	3,787	183
Life Storage Inc ‡	1,300	126
LTC Properties Inc ‡	1,379	63
Macerich Co/The ‡	3,212	139
Mack-Cali Realty Corp ‡	2,924	65
Medical Properties Trust Inc ‡	7,858	145
Mid-America Apartment Communities Inc ‡	2,219	243
Monmouth Real Estate Investment Corp, Cl A ‡	2,573	34
National Health Investors Inc ‡	1,041	82
National Retail Properties Inc ‡	3,400	188
National Storage Affiliates Trust ‡	1,700	48
Office Properties Income Trust	2,033	56
Omega Healthcare Investors Inc ‡	4,074	155
Outfront Media Inc ‡	3,922	92
Paramount Group Inc ‡	6,407	91
Park Hotels & Resorts Inc ‡	5,793	180
Pebblebrook Hotel Trust ‡	2,577	80
Pennsylvania Real Estate Investment Trust ‡	5,061	32
Physicians Realty Trust ‡	5,878	111
Piedmont Office Realty Trust Inc, Cl A ‡	3,766	79
PotlatchDeltic Corp ‡	1,763	67
Preferred Apartment Communities Inc, Cl A ‡	3,424	51
Prologis Inc ‡	13,670	984
PS Business Parks Inc ‡	502	79
Public Storage ‡	3,125	681
QTS Realty Trust Inc, Cl A ‡	1,702	77
Rayonier Inc ‡	3,708	117
Realogy Holdings Corp	3,701	42
Realty Income Corp ‡	6,299	463
Redfin Corp *	2,531	51
Regency Centers Corp ‡	3,462	234
Retail Opportunity Investments Corp ‡	5,100	88
Retail Properties of America Inc, Cl A ‡	7,590	93
Rexford Industrial Realty Inc ‡	1,128	40
RLJ Lodging Trust ‡	4,599	81
Ryman Hospitality Properties Inc ‡	972	80
Sabra Health Care Inc ‡	4,681	91
Saul Centers Inc ‡	834	43
SBA Communications Corp, Cl A *‡	2,453	490
Senior Housing Properties Trust ‡	6,344	75
Seritage Growth Properties ‡	600	27
Simon Property Group Inc ‡	6,733	1,227

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SITE Centers Corp ‡	4,485	$61
SL Green Realty Corp ‡	1,870	168
Spirit Realty Capital Inc ‡	2,641	105
STAG Industrial Inc ‡	1,478	44
STORE Capital Corp ‡	4,155	139
Summit Hotel Properties Inc ‡	5,100	58
Sun Communities Inc ‡	1,752	208
Sunstone Hotel Investors Inc ‡	5,706	82
Tanger Factory Outlet Centers Inc ‡	2,478	52
Taubman Centers Inc ‡	1,535	81
Terreno Realty Corp ‡	978	41
Tier Inc ‡	1,628	47
UDR Inc ‡	6,057	275
Uniti Group Inc ‡	4,262	48
Urban Edge Properties ‡	2,748	52
Ventas Inc ‡	7,783	497
VEREIT Inc ‡	20,920	175
VICI Properties Inc ‡(B)	7,900	173
Vornado Realty Trust ‡	3,678	248
Washington Prime Group Inc ‡	6,200	35
Washington Real Estate Investment Trust ‡	2,478	70
Weingarten Realty Investors ‡	2,977	87
Welltower Inc ‡	8,621	669
Weyerhaeuser Co ‡	17,237	454
WP Carey Inc ‡	3,279	257
Xenia Hotels & Resorts Inc ‡	4,200	92

		25,975

Utilities — 1.5%
AES Corp/VA	11,142	201
ALLETE Inc	650	54
Alliant Energy Corp	3,728	176
Ameren Corp	3,454	254
American Electric Power Co Inc	6,479	543
American States Water Co	500	36
American Water Works Co Inc	2,091	218
Aqua America Inc	3,003	109
Atmos Energy Corp	1,437	148
Avista Corp	600	24
Black Hills Corp, Cl A	1,200	89
California Water Service Group, Cl A	1,200	65
CenterPoint Energy Inc	7,208	221
Clearway Energy Inc, Cl C	3,419	52
CMS Energy Corp	4,004	222
Connecticut Water Service Inc	1,000	69
Consolidated Edison Inc	3,056	259
Dominion Energy Inc	9,974	765
DTE Energy Co	2,433	304
Duke Energy Corp	9,243	832
Edison International	4,480	277
El Paso Electric Co, Cl A	500	29
Entergy Corp	2,593	248

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evergy Inc	3,401	$197
Eversource Energy	3,705	263
Exelon Corp	12,362	620
FirstEnergy Corp	8,322	346
Hawaiian Electric Industries Inc	1,428	58
IDACORP Inc, Cl A	1,100	110
MDU Resources Group Inc	3,645	94
MGE Energy Inc	1,400	95
National Fuel Gas Co	1,437	88
New Jersey Resources Corp	1,772	88
NextEra Energy Inc	6,268	1,212
NiSource Inc	4,946	142
Northwest Natural Holding Co	1,300	85
NorthWestern Corp	601	42
NRG Energy Inc	3,905	166
OGE Energy Corp	3,290	142
ONE Gas Inc	1,094	97
Otter Tail Corp	350	17
Pattern Energy Group Inc, Cl A	1,552	34
PG&E Corp *	7,761	138
Pinnacle West Capital Corp	1,650	158
PNM Resources Inc	2,152	102
Portland General Electric Co	1,876	97
PPL Corp	9,280	295
Public Service Enterprise Group Inc	6,437	382
Sempra Energy	3,584	451
Southern Co/The	13,524	699
Southwest Gas Holdings Inc	976	80
Spire Inc	494	41
UGI Corp	2,447	136
Unitil Corp	1,300	70
Vistra Energy Corp	7,278	189
WEC Energy Group Inc	3,915	310
Xcel Energy Inc	6,898	388

		12,627

Total Common Stock
(Cost $223,972) ($ Thousands)		253,041

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 9.3%

Communication Services — 0.9%
AT&T
4.125%, 02/17/2026	$574	587
3.400%, 05/15/2025	2,045	2,023
CBS
3.500%, 01/15/2025	835	835
CCO Holdings
5.000%, 02/01/2028 (C)	282	278
4.000%, 03/01/2023 (C)	603	603

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Millicom International Cellular
6.625%, 10/15/2026 (C)	$ 470	$493
Sirius XM Radio
5.000%, 08/01/2027 (C)	360	360
Sprint Capital
6.900%, 05/01/2019	1,485	1,489
Verizon Communications
4.862%, 08/21/2046	279	297
Vodafone Group
4.125%, 05/30/2025	827	843
3.750%, 01/16/2024	378	381

		8,189

Consumer Discretionary — 0.4%
Cox Communications
2.950%, 06/30/2023 (C)	240	238
CSC Holdings
6.750%, 11/15/2021	160	171
Expedia Group Inc
3.800%, 02/15/2028	805	777
General Motors Financial
5.100%, 01/17/2024	858	894
International Game Technology
6.250%, 02/15/2022 (C)	560	582
Panther BF Aggregator 2
4.375%, 05/15/2026 (C)	EUR 155	177
Time Warner Cable
4.500%, 09/15/2042	$ 330	288
Virgin Media Finance
5.250%, 02/15/2022	200	201

		3,328

Consumer Staples — 0.2%
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	275	302
BRF
3.950%, 05/22/2023	254	237
Minerva Luxembourg
6.500%, 09/20/2026 (C)	286	284
5.875%, 01/19/2028	200	186
Tyson Foods
4.350%, 03/01/2029	120	124
4.000%, 03/01/2026	108	110
3.950%, 08/15/2024	715	736
2.650%, 08/15/2019	219	219
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)(D)	660	39

		2,237

Energy — 1.0%
Antero Resources
5.125%, 12/01/2022	123	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenovus Energy
5.700%, 10/15/2019	$ 96	$98
3.000%, 08/15/2022	52	51
Cosan Luxembourg
7.000%, 01/20/2027	250	263
Energy Transfer Operating
5.200%, 02/01/2022	465	488
4.500%, 04/15/2024	260	271
Energy Transfer Partners
4.500%, 11/01/2023	114	119
Enterprise Products Operating
5.200%, 09/01/2020	340	351
3.700%, 02/15/2026	730	749
Hess
4.300%, 04/01/2027	966	957
Marathon Petroleum
5.125%, 03/01/2021	196	204
Nabors Industries
5.500%, 01/15/2023	165	157
Noble Energy
4.150%, 12/15/2021	838	858
3.900%, 11/15/2024	606	612
Pertamina Persero MTN
6.450%, 05/30/2044	450	513
Plains All American Pipeline
3.600%, 11/01/2024	477	475
Sabine Pass Liquefaction
5.000%, 03/15/2027	720	764
Sunoco
5.875%, 03/15/2028	257	255
4.875%, 01/15/2023	563	572
Transocean Poseidon
6.875%, 02/01/2027 (C)	294	306
Western Midstream Operating
4.750%, 08/15/2028	190	193
4.500%, 03/01/2028	285	282
Williams
3.900%, 01/15/2025	217	221

		8,883

Financials — 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	269	279
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 12/31/2049	359	357
Banco Santander
5.179%, 11/19/2025	400	422
3.500%, 04/11/2022	600	606
Banco Santander MTN
3.250%, 04/04/2026	EUR 300	364

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	219

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	$ 362	$393
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2167	233	253
Bank of America MTN
3.950%, 04/21/2025	1,205	1,226
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,200	1,203
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (C)	470	469
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (C)	131	135
3.684%, 01/10/2023	695	694
BB&T MTN
2.625%, 06/29/2020	400	400
BNP Paribas
2.375%, 05/21/2020	200	199
BNP Paribas MTN
2.250%, 01/11/2027	EUR 434	504
BPCE MTN
2.750%, 01/11/2023 (C)	$ 397	393
Capital One Financial
3.300%, 10/30/2024	1,152	1,141
CIT Group
5.250%, 03/07/2025	476	506
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	311	316
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049	320	323
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	360	364
3.875%, 03/26/2025	905	912
Compass Bank
2.875%, 06/29/2022	905	896
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	677
Credit Agricole MTN
2.750%, 06/10/2020 (C)	400	400
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	580
3.800%, 06/09/2023	530	538
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	475	483
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166	603	557
2.350%, 11/15/2021	847	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
4.229%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	$ 900	$920
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	728	720
Guardian Life Insurance of America
4.850%, 01/24/2077 (C)	145	152
HSBC Bank USA
4.875%, 08/24/2020	450	462
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	478	493
4.250%, 03/14/2024	1,041	1,065
ING Bank
5.800%, 09/25/2023 (C)	1,092	1,177
ING Groep
4.100%, 10/02/2023	500	514
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	335	324
JPMorgan Chase MTN
2.295%, 08/15/2021	551	545
Lincoln National
4.200%, 03/15/2022	355	368
Lloyds Banking Group
4.582%, 12/10/2025	741	750
Manufacturers & Traders Trust
2.625%, 01/25/2021	786	787
MetLife
5.700%, 06/15/2035	80	96
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	275	283
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	160	163
Morgan Stanley MTN
5.000%, 11/24/2025	275	295
4.350%, 09/08/2026	854	876
Nationwide Building Society
4.000%, 09/14/2026 (C)	747	717
Nationwide Financial Services
5.375%, 03/25/2021 (C)	470	489
Navient
6.625%, 07/26/2021	770	805
Navient MTN
7.250%, 01/25/2022	52	55
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 12/31/2049	425	453
4.921%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	600	558
Santander Holdings USA
4.400%, 07/13/2027	1,135	1,125

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander UK
5.000%, 11/07/2023 (C)	$700	$717
SBA Tower Trust
3.156%, 10/08/2020 (C)	950	950
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.723%, 12/29/2049 (C)	200	209
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049	412	430
4.261%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (C)	400	320
Synchrony Financial
4.500%, 07/23/2025	945	949
UBS Group Funding Switzerland
4.125%, 09/24/2025 (C)	689	711
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049	474	482
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	254
Wells Fargo
3.069%, 01/24/2023	881	882

		36,520

Health Care — 0.6%
AmerisourceBergen
4.300%, 12/15/2047	365	331
Cigna
4.375%, 10/15/2028 (C)	382	396
4.125%, 11/15/2025 (C)	286	296
3.750%, 07/15/2023 (C)	242	248
Gilead Sciences
2.550%, 09/01/2020	1,137	1,136
HCA
5.375%, 09/01/2026	559	589
Mylan
3.125%, 01/15/2023 (C)	950	928
Takeda Pharmaceutical
4.400%, 11/26/2023 (C)	820	861
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	479

		5,264

Industrials — 0.5%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (C)	670	672
Alfa
5.250%, 03/25/2024 (C)	660	691
Embraer Netherlands Finance BV
5.400%, 02/01/2027	670	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Odebrecht Finance
7.125%, 06/26/2042 (C)	$444	$65
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (C)	409	413
TransDigm
6.250%, 03/15/2026 (C)	405	422
United Technologies
3.950%, 08/16/2025	570	592
XPO Logistics
6.750%, 08/15/2024 (C)	450	459

		4,036

Information Technology — 0.6%
Broadcom
4.250%, 04/15/2026 (C)	360	357
3.875%, 01/15/2027	486	464
3.625%, 01/15/2024	226	226
3.625%, 10/15/2024 (C)	360	357
CommScope Finance
6.000%, 03/01/2026 (C)	315	326
5.500%, 03/01/2024 (C)	228	233
Hewlett Packard Enterprise
2.100%, 10/04/2019 (C)	794	791
Lam Research
2.800%, 06/15/2021	640	640
Seagate HDD Cayman
4.750%, 01/01/2025	427	415
Total System Services
4.000%, 06/01/2023	392	403
Western Digital
4.750%, 02/15/2026	838	800

		5,012

Materials — 0.4%
Dow Chemical
4.250%, 11/15/2020	131	133
DowDuPont
4.493%, 11/15/2025	690	735
4.205%, 11/15/2023	690	722
Eastman Chemical Co
3.800%, 03/15/2025	318	325
Suzano Austria GmbH
6.000%, 01/15/2029 (C)	713	759
Vale Overseas
6.250%, 08/10/2026	443	482

		3,156

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	16	16

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	221

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Welltower
4.000%, 06/01/2025	$550	$566

		582

Utilities — 0.4%
AES
4.000%, 03/15/2021	463	469
Enel Chile
4.875%, 06/12/2028	650	685
Exelon Generation
2.950%, 01/15/2020	619	618
Genneia
8.750%, 01/20/2022 (C)	327	296
Israel Electric
5.000%, 11/12/2024 (C)	792	836
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (C)	594	634
Terraform Global Operating
6.125%, 03/01/2026 (C)	188	183

		3,721

Total Corporate Obligations (Cost $80,245) ($ Thousands)		80,928

MORTGAGE-BACKED SECURITIES — 7.5%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
3.666%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,523	462
FHLMC CMO, Ser 2017-4727, Cl SA, IO
3.716%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,172	374
FNMA CMO, Ser 2011-131, Cl ST, IO
4.055%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,295	250
FNMA CMO, Ser 2014-17, Cl SA, IO
3.565%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	3,093	545
FNMA CMO, Ser 2014-78, Cl SE, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	2,344	392
FNMA CMO, Ser 2014-92, Cl SX, IO
3.615%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,687	497
FNMA CMO, Ser 2016-77, Cl DS, IO
3.515%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	2,465	425
FNMA CMO, Ser 2017-62, Cl AS, IO
3.665%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,583	448

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-81, Cl SA, IO
3.715%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	$2,568	$463
FNMA CMO, Ser 2017-97, Cl LS, IO
3.715%, VAR LIBOR USD 1 Month+6.200%, 12/25/2047	2,714	513
GNMA CMO, Ser 2017-122, Cl SA, IO
3.712%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,796	336
GNMA CMO, Ser 2017-134, Cl SE, IO
3.712%, VAR LIBOR USD 1 Month+6.200%, 09/20/2047	2,055	332

		5,037

Non-Agency Mortgage-Backed Obligations — 6.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	90	84
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	205	173
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/01/2036	375	307
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	278	222
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	205	183
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.484%, VAR LIBOR USD 1 Month+1.000%, 05/15/2035 (C)	1,000	999
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.484%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (C)	1,610	1,586
Bellemeade Re, Ser 2018-2A, Cl M1B
3.836%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (C)	289	289
Bellemeade Re, Ser 2018-3A, Cl M1B
4.336%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027 (C)	570	572
BHMS, Ser 2018-ATLS, Cl A
3.734%, VAR LIBOR USD 1 Month+1.250%, 07/15/2035 (C)	955	954
BX Trust, Ser 2017-IMC, Cl A
3.534%, VAR LIBOR USD 1 Month+1.050%, 10/15/2032 (C)	1,050	1,047
BX Trust, Ser 2018-EXCL, Cl A
3.571%, VAR LIBOR USD 1 Month+1.088%, 09/15/2037 (C)	901	896

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CCUBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050	$1,115	$1,135
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	670	669
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	915	935
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	132	98
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	218	173
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	104	80
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.423%, 04/10/2046 (C)(E)	343	345
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	985
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	454
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	557
Cloverleaf Cold Storage Trust, Ser 2019-CHL2, Cl A
3.560%, VAR LIBOR USD 1 Month+1.080%, 03/15/2036 (C)	923	923
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.128%, 07/10/2046 (C)(E)	740	758
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	870	909
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	564
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	250	253
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)	213	208
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.886%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (C)	537	542
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.786%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (C)	336	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	$436	$446
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,090	1,133
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (C)	448	344
CSMC, Ser 2016-MFF, Cl D
7.084%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (C)	268	269
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
3.512%, VAR LIBOR USD 1 Month+1.030%, 11/19/2035 (C)	761	761
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.676%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	488	270
Eagle RE, Ser 2018-1, Cl M1
4.186%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (C)	247	248
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.486%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	897	972
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
7.036%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	179	196
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.136%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	400	446
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.736%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	635	681
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.986%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	450	461
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2
5.136%, VAR ICE LIBOR USD 1 Month+2.650%, 12/25/2029	250	257
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	200	158
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.486%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	345	366

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	223

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.486%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	$156	$174
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.786%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	322	351
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.486%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	607	655
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.486%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	359	385
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.486%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	705	785
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.486%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	744	817
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
8.186%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	241	275
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
8.036%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	693	775
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.436%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	649	751
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
9.236%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	961	1,114
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.486%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	808	920
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.386%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,462	1,654
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.936%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	965	1,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
5.336%, VAR ICE LIBOR USD 1 Month+2.850%, 11/25/2029	$695	$721
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.484%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (C)	1,130	1,127
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	696	695
GS Mortgage Securities II, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051 (E)	1,350	1,427
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.996%, 01/10/2047 (C)(E)	679	574
Home RE, Ser 2018-1, Cl M1
4.086%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (C)	436	437
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.736%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	156	135
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	925	961
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.864%, 09/15/2047 (E)	19,873	733
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	563
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,092	1,136
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.672%, 11/15/2048 (E)	849	872
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.083%, 09/15/2050 (E)	6,755	439
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	45	45
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	936
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (E)	227	157
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (C)(E)	454	453

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (C)	$971	$954
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	920	961
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056 (B)	545	540
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
4.434%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (C)	204	203
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	835	861
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
3.267%, VAR LIBOR USD 1 Month+0.784%, 07/15/2033 (C)	910	904
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
4.484%, 03/27/2024	315	316
Radnor RE, Ser 2019-1, Cl M1B
4.436%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (C)	313	314
Starwood Retail Property Trust, Ser 2014, Cl A
3.704%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (C)	1,638	1,634
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,155	1,247
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	900	947
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (E)	1,410	1,499
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	597
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	502
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.469%, 09/15/2048 (E)	794	792
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl XA, IO
1.972%, 07/15/2048 (E)	3,889	418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.313%, 11/15/2049 (E)	$925	$951
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.736%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)(C)	538	595
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.986%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)(C)	160	172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	86	85

		59,861

Total Mortgage-Backed Securities (Cost $64,144) ($ Thousands)		64,898

U.S. GOVERNMENT AGENCY OBLIGATIONS ** — 5.9%
FFCB
2.700%, VAR Fed Res Daily Prime+-2.800%, 11/23/2021	4,000	4,002
2.700%, VAR Fed Res Daily Prime+-2.800%, 03/14/2022	2,500	2,498
2.670%, VAR US Federal Funds Effective Rate+0.220%, 10/12/2021	3,000	3,002
2.650%, VAR US Federal Funds Effective Rate+0.200%, 06/21/2021	1,000	1,001
2.643%, VAR ICE LIBOR USD 3 Month+0.010%, 09/20/2021	2,700	2,701
2.570%, VAR Fed Res Daily Prime+-2.930%, 09/24/2020	3,000	3,001
2.544%, VAR ICE LIBOR USD 1 Month+0.065%, 12/28/2020	1,000	1,000
2.540%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021	8,000	7,996
2.540%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021	4,000	3,991
2.517%, VAR ICE LIBOR USD 3 Month+-0.080%, 01/15/2021	2,400	2,398
2.494%, VAR ICE LIBOR USD 1 Month+0.010%, 12/11/2020	3,860	3,857
FHLB
2.435%, VAR ICE LIBOR USD 3 Month+-0.163%, 07/05/2019	2,655	2,655
0.875%, 08/05/2019	1,800	1,790
FHLMC
3.000%, 01/18/2022	1,800	1,800

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	225

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
2.700%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	$5,000	$5,004
2.530%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020	2,300	2,301
2.458%, VAR ICE LIBOR USD 3 Month+-0.150%, 03/13/2020	2,050	2,049

Total U.S. Government Agency Obligations (Cost $51,058) ($ Thousands)		51,046

ASSET-BACKED SECURITIES — 2.0%
Automotive — 1.0%
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	646	647
Avis Budget Rental Car Funding AESOP, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (C)	930	949
Avis Budget Rental Car Funding AESOP, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (C)	1,080	1,106
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (C)	78	78
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (C)	440	457
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (C)	32	32
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (C)	545	577
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (C)	74	74
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (C)	450	453
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (C)	145	144
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (C)	925	935
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	675	673
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (C)	491	490
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	1,160	1,156
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	470	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	$535	$542

		8,781

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,405	1,413
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	710	720

		2,133

Other Asset-Backed Securities — 0.8%
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)(C)	280	279
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	286	286
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (C)	194	195
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (C)	986	985
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (C)	6	6
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (C)	15	15
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)(C)	76	76
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (C)	276	275
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)(C)	224	223
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (C)	720	720
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)(C)	387	389
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (C)	174	174
SoFi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (B)(C)	146	146
SoFi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)(C)	212	212
SoFi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (C)	237	238

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (C)		$780	$778
SoFi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)		1,050	1,046
SoFi Consumer Loan Program, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (C)		697	703

			6,746

Total Asset-Backed Securities (Cost $17,523) ($ Thousands)			17,660

SOVEREIGN DEBT — 0.8%

Egypt Government International Bond MTN
6.125%, 01/31/2022 (C)		291	294
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY	477,171	4,494
Peru Government International Bond
5.940%, 02/12/2029 (C)	PEN	7,100	2,250

Total Sovereign Debt (Cost $7,127) ($ Thousands)			7,038

Total Investments in Securities — 119.1% (Cost $1,005,163) ($ Thousands)			$1,036,254

	Shares

COMMON STOCK SOLD SHORT— (12.9)%
Communication Services — (0.6)%
AMC Networks Inc, Cl A *		(900)	(51)
Cable One Inc		(100)	(98)
CBS Corp, Cl B		(4,700)	(223)
Charter Communications Inc, Cl A *		(2,260)	(784)
Comcast Corp, Cl A		(60,100)	(2,403)
Discovery Inc, Cl A *		(2,200)	(59)
Discovery Inc, Cl C *		(4,700)	(120)
DISH Network Corp, Cl A *		(3,100)	(98)
Gannett Co Inc		(1,000)	(11)
GCI Liberty Inc *		(2,200)	(122)
Interpublic Group of Cos Inc/The		(5,000)	(105)
John Wiley & Sons Inc, Cl A		(1,000)	(44)
Liberty Broadband Corp, Cl C *		(1,300)	(119)
Liberty Latin America Ltd, Cl C *		(2,600)	(51)
Liberty Media Corp-Liberty SiriusXM *		(3,200)	(122)
Meredith Corp		(1,000)	(55)
New York Times Co/The, Cl A		(2,000)	(66)
News Corp, Cl A		(4,700)	(59)
News Corp, Cl B		(4,000)	(50)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Nexstar Media Group Inc, Cl A	(600)	$(65)
Omnicom Group Inc	(3,100)	(226)
Sirius XM Holdings Inc	(18,400)	(104)
TEGNA Inc	(2,600)	(37)
Tribune Media Co, Cl A	(1,400)	(65)

		(5,137)

Consumer Discretionary — (8.4)%
Aaron’s Inc	(1,100)	(58)
Acushnet Holdings Corp	(2,200)	(51)
Adient PLC	(7,418)	(96)
Adtalem Global Education Inc *	(1,347)	(62)
Advance Auto Parts Inc	(729)	(124)
Amazon.com Inc, Cl A *	(3,720)	(6,624)
American Axle & Manufacturing Holdings Inc *	(10,057)	(144)
American Eagle Outfitters Inc	(1,300)	(29)
American Outdoor Brands Corp *	(3,600)	(34)
Aramark	(7,148)	(211)
AutoZone Inc *	(294)	(301)
Bed Bath & Beyond Inc	(2,627)	(45)
Belmond, Cl A *	(3,100)	(77)
Best Buy Co Inc	(2,753)	(196)
BJ’s Restaurants Inc	(800)	(38)
Bloomin’ Brands Inc	(3,280)	(67)
Booking Holdings Inc *	(556)	(970)
BorgWarner Inc	(18,164)	(698)
Boyd Gaming	(2,081)	(57)
Bright Horizons Family Solutions Inc *	(2,079)	(264)
Brinker International Inc	(777)	(34)
Brunswick Corp/DE	(5,039)	(254)
Burlington Stores Inc *	(684)	(107)
Caesars Entertainment Corp *	(16,740)	(145)
Callaway Golf Co	(5,733)	(91)
Capri Holdings Ltd *	(6,908)	(316)
CarMax Inc *	(2,266)	(158)
Carnival Corp	(12,671)	(643)
Carter’s Inc	(2,263)	(228)
Cavco Industries Inc *	(400)	(47)
Century Communities Inc *	(600)	(14)
Cheesecake Factory Inc/The	(1,734)	(85)
Chegg Inc *	(3,500)	(133)
Chipotle Mexican Grill Inc, Cl A *	(698)	(496)
Choice Hotels International Inc	(1,298)	(101)
Churchill Downs Inc	(1,500)	(135)
Columbia Sportswear Co	(1,552)	(162)
Cooper Tire & Rubber Co	(4,508)	(135)
Cooper-Standard Holdings Inc *	(1,651)	(78)
Core-Mark Holding Co Inc, Cl A	(1,300)	(48)
Cracker Barrel Old Country Store Inc	(706)	(114)
Crocs Inc *	(3,000)	(77)
Dana Inc	(12,223)	(217)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Darden Restaurants Inc	(3,874)	$(471)
Dave & Buster’s Entertainment Inc	(1,437)	(72)
Deckers Outdoor Corp *	(1,302)	(191)
Delphi Automotive PLC *	(22,870)	(1,818)
Dick’s Sporting Goods Inc	(1,400)	(52)
Dine Brands Global Inc	(800)	(73)
Dollar General Corp	(3,134)	(374)
Dollar Tree Inc *	(3,164)	(332)
Domino’s Pizza Inc	(1,273)	(329)
Dorman Products Inc *	(2,452)	(216)
DR Horton Inc	(17,904)	(741)
Dunkin’ Brands Group Inc	(2,218)	(167)
eBay Inc	(13,091)	(486)
Eldorado Resorts Inc *	(2,093)	(98)
Etsy Inc *	(1,200)	(81)
Expedia Group Inc	(1,452)	(173)
Five Below Inc *	(500)	(62)
Foot Locker Inc, Cl A	(1,280)	(78)
Ford Motor Co	(337,371)	(2,962)
Fossil Group Inc *	(1,769)	(24)
Fox Factory Holding Corp *	(3,322)	(232)
Frontdoor Inc *	(1,700)	(59)
Gap Inc/The	(3,504)	(92)
Garmin Ltd	(6,222)	(537)
Garrett Motion Inc *	(5,000)	(74)
General Motors Co	(114,208)	(4,237)
Gentex Corp	(24,461)	(506)
Gentherm Inc *	(2,800)	(103)
Genuine Parts Co	(2,435)	(273)
G-III Apparel Group *	(2,073)	(83)
Goodyear Tire & Rubber Co/The	(20,771)	(377)
GoPro Inc, Cl A *	(8,139)	(53)
Graham Holdings Co, Cl B	(111)	(76)
Grand Canyon Education Inc *	(1,555)	(178)
Groupon Inc, Cl A *	(11,000)	(39)
GrubHub Inc *	(932)	(65)
H&R Block Inc	(5,300)	(127)
Hanesbrands Inc	(17,334)	(310)
Harley-Davidson Inc, Cl A	(13,918)	(496)
Hasbro Inc	(5,996)	(510)
Helen of Troy Ltd *	(1,600)	(186)
Hilton Grand Vacations Inc *	(3,600)	(111)
Hilton Worldwide Holdings Inc	(8,965)	(745)
Home Depot Inc/The	(13,359)	(2,563)
Houghton Mifflin Harcourt Co *	(2,100)	(15)
Hyatt Hotels Corp, Cl A	(1,294)	(94)
Installed Building Products Inc *	(1,378)	(67)
International Game Technology	(3,700)	(48)
iRobot Corp *	(1,447)	(170)
Jack in the Box Inc	(613)	(50)
KB Home	(4,677)	(113)
Kohl’s Corp	(1,739)	(120)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
L Brands Inc	(2,881)	$(79)
Las Vegas Sands Corp	(10,182)	(621)
Laureate Education Inc, Cl A *	(3,600)	(54)
La-Z-Boy Inc, Cl Z	(3,327)	(110)
LCI Industries	(1,612)	(124)
Lear Corp	(5,658)	(768)
Leggett & Platt Inc	(7,108)	(300)
Lennar Corp, Cl A	(15,120)	(742)
Lennar Corp, Cl B	(600)	(23)
LGI Homes *	(772)	(46)
LKQ Corp *	(3,205)	(91)
Lowe’s Cos Inc	(9,735)	(1,066)
Lululemon Athletica Inc *	(4,725)	(774)
M/I Homes Inc *	(2,200)	(59)
Macy’s Inc	(3,778)	(91)
Malibu Boats Inc, Cl A *	(1,000)	(40)
Marriott International Inc/MD, Cl A	(8,341)	(1,043)
Marriott Vacations Worldwide	(1,170)	(109)
Mattel Inc *	(17,169)	(223)
McDonald’s Corp	(22,665)	(4,304)
MDC Holdings Inc	(3,094)	(90)
Meritage Homes Corp *	(2,503)	(112)
MGM Resorts International	(14,528)	(373)
Modine Manufacturing Co *	(4,228)	(59)
Mohawk Industries Inc *	(3,166)	(399)
Movado Group Inc	(1,300)	(47)
Newell Brands Inc, Cl B	(22,008)	(338)
NIKE Inc, Cl B	(61,326)	(5,164)
Nordstrom Inc	(1,200)	(53)
Norwegian Cruise Line Holdings Ltd *	(6,938)	(381)
NVR Inc *	(176)	(487)
Ollie’s Bargain Outlet Holdings Inc *	(200)	(17)
O’Reilly Automotive Inc *	(899)	(349)
Oxford Industries Inc, Cl A	(976)	(73)
Papa John’s International Inc, Cl A	(1,000)	(53)
Penn National Gaming Inc *	(2,994)	(60)
Planet Fitness Inc, Cl A *	(3,137)	(216)
Polaris Industries Inc	(3,113)	(263)
Pool Corp	(250)	(41)
PulteGroup Inc	(12,830)	(359)
PVH Corp	(4,001)	(488)
Qurate Retail Inc *	(4,390)	(70)
Ralph Lauren Corp, Cl A	(2,663)	(345)
Red Rock Resorts Inc, Cl A	(1,813)	(47)
Roku, Cl A *	(2,449)	(158)
Ross Stores Inc	(4,297)	(400)
Royal Caribbean Cruises Ltd	(4,872)	(558)
Scientific Games Corp, Cl A *	(1,378)	(28)
SeaWorld Entertainment Inc *	(1,700)	(44)
Service Corp International/US	(7,217)	(290)
ServiceMaster Global Holdings Inc *	(4,055)	(189)
Shake Shack Inc, Cl A *	(800)	(47)

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Shutterfly Inc *	(600)	$(24)
Six Flags Entertainment Corp	(2,252)	(111)
Skechers U.S.A. Inc, Cl A *	(6,908)	(232)
Sotheby’s *	(1,359)	(51)
Stamps.com Inc *	(200)	(16)
Standard Motor Products Inc	(1,495)	(73)
Starbucks Corp	(35,088)	(2,608)
Steven Madden Ltd	(5,465)	(185)
Stoneridge Inc *	(1,278)	(37)
Strategic Education Inc	(560)	(74)
Sturm Ruger & Co Inc	(800)	(42)
Tapestry Inc	(14,194)	(461)
Target Corp, Cl A	(6,373)	(511)
Taylor Morrison Home Corp, Cl A *	(6,033)	(107)
Tempur Sealy International Inc *	(2,511)	(145)
Tenneco Inc, Cl A	(4,455)	(99)
Tesla Inc *	(11,405)	(3,192)
Texas Roadhouse Inc, Cl A	(2,528)	(157)
Thor Industries Inc	(4,625)	(288)
Tiffany & Co	(1,591)	(168)
TJX Cos Inc/The	(15,142)	(806)
Toll Brothers Inc	(7,349)	(266)
TopBuild Corp *	(1,570)	(102)
Tower International Inc	(927)	(19)
Tractor Supply Co	(1,429)	(140)
TRI Pointe Group Inc *	(7,759)	(98)
Tupperware Brands Corp	(2,752)	(70)
Ulta Beauty Inc *	(619)	(216)
Under Armour Inc, Cl A *	(8,946)	(189)
Under Armour Inc, Cl C *	(9,106)	(172)
Urban Outfitters Inc *	(1,300)	(39)
Vail Resorts Inc	(1,147)	(249)
VF Corp	(15,874)	(1,380)
Vista Outdoor Inc *	(3,600)	(29)
Visteon Corp *	(2,422)	(163)
Wayfair Inc, Cl A *	(576)	(86)
Weight Watchers International Inc *	(1,061)	(21)
Wendy’s Co/The	(6,628)	(119)
Whirlpool Corp	(3,002)	(399)
Williams-Sonoma Inc	(1,629)	(92)
Wingstop Inc, Cl A	(1,100)	(84)
Winnebago Industries	(2,303)	(72)
Wolverine World Wide Inc	(4,774)	(171)
Wyndham Destinations Inc	(3,476)	(141)
Wyndham Hotels & Resorts Inc	(3,496)	(175)
Wynn Resorts Ltd	(3,187)	(380)
Yum China Holdings Inc	(10,782)	(484)
Yum! Brands Inc	(9,087)	(907)

		(73,388)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(6,222)	(159)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Amphenol Corp, Cl A	(2,895)	$(273)
Analog Devices Inc	(3,110)	(327)
Apple Inc	(35,647)	(6,771)
Applied Materials Inc	(7,764)	(308)
Arista Networks Inc *	(544)	(171)
ARRIS International PLC *	(1,224)	(39)
Arrow Electronics Inc, Cl A *	(1,402)	(108)
Avnet Inc	(1,127)	(49)
Broadcom Inc	(3,255)	(979)
CDW Corp/DE	(1,705)	(164)
Ciena Corp *	(900)	(34)
Cisco Systems Inc	(36,648)	(1,979)
Cognex Corp	(1,768)	(90)
CommScope Holding Co Inc *	(2,081)	(45)
Corning Inc, Cl B	(7,502)	(248)
Cree Inc *	(450)	(26)
Cypress Semiconductor Corp	(2,600)	(39)
Dell Technologies Inc, Cl C *	(1,846)	(108)
Dolby Laboratories Inc, Cl A	(984)	(62)
Entegris Inc	(1,700)	(61)
ePlus *	(68)	(6)
F5 Networks Inc, Cl A *	(597)	(94)
Finisar Corp *	(507)	(12)
First Solar Inc *	(889)	(47)
FLIR Systems Inc	(1,881)	(89)
Hewlett Packard Enterprise Co	(12,135)	(187)
HP Inc	(13,487)	(262)
Integrated Device Technology Inc *	(1,050)	(51)
Intel Corp	(36,958)	(1,985)
IPG Photonics Corp *	(169)	(26)
Jabil Inc	(3,122)	(83)
Juniper Networks Inc	(4,191)	(111)
Keysight Technologies Inc *	(1,553)	(135)
KLA-Tencor Corp	(1,402)	(167)
Lam Research Corp	(1,466)	(262)
Littelfuse Inc	(200)	(36)
Lumentum Holdings Inc *	(100)	(6)
Marvell Technology Group Ltd	(3,599)	(72)
Maxim Integrated Products Inc	(2,256)	(120)
Microchip Technology Inc	(1,843)	(153)
Micron Technology Inc *	(9,263)	(383)
MKS Instruments Inc	(476)	(44)
Monolithic Power Systems Inc	(422)	(57)
Motorola Solutions Inc	(1,731)	(243)
National Instruments Corp	(900)	(40)
NCR Corp *	(2,577)	(70)
NetApp Inc	(2,561)	(178)
NETGEAR Inc *	(1,014)	(34)
NVIDIA Corp	(4,545)	(816)
NXP Semiconductors NV	(2,532)	(224)
ON Semiconductor Corp *	(2,323)	(48)
Pure Storage Inc, Cl A *	(1,800)	(39)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Qorvo Inc *	(806)	$(58)
QUALCOMM Inc	(9,450)	(539)
Semtech Corp *	(100)	(5)
Silicon Laboratories Inc *	(562)	(45)
Skyworks Solutions Inc	(1,752)	(145)
SYNNEX Corp	(400)	(38)
Tech Data Corp *	(589)	(60)
Teradyne Inc	(1,734)	(69)
Texas Instruments Inc	(8,370)	(888)
Trimble Inc *	(1,874)	(76)
Universal Display Corp	(422)	(64)
ViaSat Inc *	(797)	(62)
Western Digital Corp	(2,986)	(144)
Xerox Corp	(2,849)	(91)
Xilinx Inc	(1,996)	(253)
Zebra Technologies Corp, Cl A *	(550)	(115)

		(20,772)

Materials — (1.5)%
Air Products & Chemicals Inc	(3,879)	(741)
Albemarle Corp	(1,562)	(128)
Alcoa Corp *	(3,340)	(94)
Allegheny Technologies Inc *	(1,150)	(29)
AptarGroup Inc	(1,090)	(116)
Ashland Global Holdings Inc	(1,051)	(82)
Avery Dennison Corp	(1,528)	(173)
Axalta Coating Systems Ltd *	(2,527)	(64)
Balchem Corp	(700)	(65)
Ball Corp	(5,406)	(313)
Bemis Co Inc	(2,400)	(133)
Berry Global Group Inc *	(1,802)	(97)
Cabot Corp	(553)	(23)
Celanese Corp, Cl A	(2,372)	(234)
CF Industries Holdings Inc	(4,203)	(172)
Chemours Co/The	(2,499)	(93)
Cleveland-Cliffs Inc	(1,492)	(15)
Commercial Metals Co, Cl A	(2,900)	(50)
Crown Holdings Inc *	(2,363)	(129)
DowDuPont Inc	(34,949)	(1,863)
Eagle Materials Inc	(842)	(71)
Eastman Chemical Co	(2,491)	(189)
Ecolab Inc	(4,261)	(752)
Element Solutions *	(4,300)	(43)
Ferro *	(2,100)	(40)
FMC Corp	(1,833)	(141)
Freeport-McMoRan Inc, Cl B	(22,949)	(296)
Graphic Packaging Holding Co	(4,952)	(63)
Huntsman Corp	(3,519)	(79)
Ingevity Corp *	(476)	(50)
International Flavors & Fragrances Inc	(1,451)	(187)
International Paper Co	(5,876)	(272)
Linde PLC	(8,517)	(1,498)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Livent Corp *	(1,714)	$(21)
Louisiana-Pacific Corp	(3,026)	(74)
LyondellBasell Industries NV, Cl A	(5,075)	(427)
Martin Marietta Materials Inc, Cl A	(904)	(182)
Mosaic Co/The	(6,539)	(179)
NewMarket Corp	(100)	(43)
Newmont Mining Corp	(7,820)	(280)
Nucor Corp	(5,565)	(325)
Olin Corp	(2,032)	(47)
Owens-Illinois Inc	(2,180)	(41)
Packaging Corp of America	(1,302)	(129)
PolyOne Corp	(1,400)	(41)
PPG Industries Inc	(3,684)	(416)
Reliance Steel & Aluminum Co	(1,198)	(108)
Royal Gold Inc, Cl A	(1,460)	(133)
RPM International Inc	(2,328)	(135)
Scotts Miracle-Gro Co/The, Cl A	(900)	(71)
Sealed Air Corp	(2,152)	(99)
Sensient Technologies Corp	(1,000)	(68)
Sherwin-Williams Co/The, Cl A	(1,386)	(597)
Sonoco Products Co	(3,200)	(197)
Southern Copper Corp	(1,921)	(76)
Steel Dynamics Inc	(3,354)	(118)
Trinseo SA	(868)	(39)
United States Steel Corp	(2,100)	(41)
Valvoline Inc	(3,294)	(61)
Vulcan Materials Co	(2,228)	(264)
Westlake Chemical Corp	(375)	(25)
Westrock Co	(3,454)	(132)
WR Grace & Co	(579)	(45)

		(12,709)

Total Common Stock Sold Short (Proceeds $101,946) ($ Thousands)		(112,006)

Total Investments Sold Short — (12.9)% (Proceeds $101,946) ($ Thousands)		$(112,006)

Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options **(G) (Cost $114) ($ Thousands)	253	$53

WRITTEN OPTIONS* — 0.0%

Total Written Options **(G) (Premiums Received $69) ($ Thousands)	(254)	$(184)

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

A list of open exchange traded options contracts for the Fund at March 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options **
May 2019, Coffee ‘C’ Future*	20	$707	$105.00	04/20/19	$1
December 2019, Corn Future*	64	1,231	500.00	11/25/19	10
May 2019, Corn Future*	32	570	390.00	04/20/19	–
June 2019, Gold Future*	32	4,155	1,350.00	05/18/19	16
May 2019, Copper Future*	25	8	305.00	04/20/19	8
November 2019, Soy Bean Future*	20	918	1,000.00	10/19/19	17
May 2019, Wheat Future*	30	687	510.00	04/29/19	1
May 2019, Wheat Future*	30	687	540.00	04/29/19	–

Total Purchased Options		$8,963			$53

WRITTEN OPTIONS — 0.0%

Put Options **
May 2019, Coffee ‘C’ Future*	(40)	$(1,414)	100.00	04/15/19	$(89)
November 2019, Soy Bean Future*	(4)	(184)	840.00	10/28/19	(3)
May 2019, Wheat Future*	(30)	(686)	480.00	04/29/19	(39)
May 2019, Wheat Future*	(30)	(687)	490.00	04/29/19	(51)

		(2,971)			(182)

Call Options **
May 2019, Coffee ‘C’ Future*	(40)	(1,414)	130.00	04/15/19	–
November 2019, Soy Bean Future*	(20)	(918)	1,200.00	10/19/19	(2)
May 2019, Wheat Future*	(30)	(687)	550.00	04/29/19	–
May 2019, Wheat Future*	(30)	(687)	620.00	04/29/19	–
May 2019, Wheat Future*	(30)	(687)	640.00	04/29/19	–

		(4,393)			(2)

Total Written Options		$(7,364)			$(184)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude **	107	May-2019	$7,031	$7,191	$160
Canadian 10-Year Bond	(45)	Jun-2019	(4,596)	(4,683)	(61)
Coffee C **	(73)	May-2019	(2,749)	(2,587)	162
Coffee C **	33	May-2019	1,278	1,169	(109)
Copper **	133	May-2019	9,322	9,762	440
Corn **	308	May-2019	5,859	5,490	(369)
Cotton No. 2 **	119	May-2019	4,340	4,618	278
Feeder Cattle **	(31)	May-2019	(2,372)	(2,306)	66
Gasoil **	(35)	May-2019	(2,152)	(2,125)	27
Gasoil **	37	May-2019	2,143	2,247	104
Gasoline **	99	Apr-2019	7,041	7,827	786
Gasoline **	26	Jun-2019	1,999	2,022	23
Gold **	66	Jun-2019	8,606	8,570	(36)
Japanese 10-Year Bond E-MINI	(34)	Jun-2019	(4,651)	(4,708)	(20)
KC HRW Wheat **	(35)	Jul-2019	(960)	(766)	194

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Lean Hogs **	34	Jun-2019	$1,248	$1,204	$(44)
Lean Hogs **	50	Jun-2019	1,580	1,771	191
Live Cattle **	64	Jun-2019	3,065	3,046	(19)
Live Cattle **	76	Jun-2019	3,601	3,618	17
Live Cattle **	4	Apr-2019	202	202	–
LME Lead **	(7)	May-2019	(352)	(352)	–
LME Nickel **	40	May-2019	3,026	3,108	82
LME Nickel **	15	Jun-2019	1,119	1,169	50
LME Primary Aluminum **	7	Jun-2019	332	334	2
LME Primary Aluminum **	83	May-2019	3,890	3,945	55
LME Zinc **	6	May-2019	398	443	45
LME Zinc **	15	Dec-2019	1,051	1,067	16
LME Zinc **	16	Jun-2019	1,163	1,174	11
Long Gilt 10-Year Bond	(37)	Jun-2019	(6,153)	(6,237)	(99)
MSCI EAFE Index E-MINI	(136)	Jun-2019	(12,537)	(12,692)	(155)
Natural Gas **	324	May-2019	8,810	8,625	(185)
NY Harbor ULSD **	(25)	Apr-2019	(2,096)	(2,070)	26
NY Harbor ULSD **	21	Apr-2019	1,678	1,739	61
NYMEX Cocoa **	(62)	May-2019	(1,398)	(1,414)	(16)
Palladium **	5	Jun-2019	730	671	(59)
Platinum **	44	Jul-2019	1,838	1,879	41
S&P 500 Index E-MINI	(183)	Jun-2019	(25,519)	(25,966)	(447)
Silver **	47	May-2019	3,710	3,551	(159)
Silver **	(1)	May-2019	(77)	(76)	1
Soybean **	113	May-2019	5,224	4,996	(228)
Soybean Meal **	83	May-2019	2,583	2,544	(39)
Soybean Meal **	(17)	May-2019	(532)	(521)	11
Soybean Oil **	171	May-2019	3,144	2,910	(234)
Sugar No. 11 **	439	Apr-2019	6,197	6,161	(36)
U.S. 2-Year Treasury Notes	(214)	Jul-2019	(45,408)	(45,602)	(194)
U.S. 5-Year Treasury Notes	17	Jul-2019	1,969	1,969	–
U.S. 10-Year Treasury Notes	(288)	Jun-2019	(35,220)	(35,775)	(555)
U.S. Ultra Long Treasury Bond	(21)	Jun-2019	(3,412)	(3,528)	(116)
Ultra 10-Year U.S. Treasury Notes	29	Jun-2019	3,817	3,851	34
Wheat **	(76)	May-2019	(1,724)	(1,634)	90
Wheat **	134	May-2019	3,173	3,067	(106)
Wheat **	99	May-2019	2,473	2,128	(345)
WTI Crude Oil **	(98)	Nov-2019	(6,673)	(5,902)	771
WTI Crude Oil **	98	May-2019	5,639	5,907	268
WTI Crude Oil **	235	Apr-2019	13,169	14,133	964

			$(26,133)	$(24,836)	$1,345

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/23/19	AUD	1,475	USD	1,051	$	3
Barclays PLC	07/16/19	USD	72	INR	5,098		—
BNP Paribas	04/11/19	USD	1,099	JPY	121,663		1
BNP Paribas	05/09/19	CAD	3,002	USD	2,252		3
Brown Brothers Harriman	04/09/19	GBP	128	USD	169		2
Brown Brothers Harriman	04/10/19	USD	11	EUR	10		—
Brown Brothers Harriman	04/10/19	EUR	533	USD	608		9
Brown Brothers Harriman	04/12/19	USD	954	NOK	8,125		(10)

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/02/19	BRL	4,120	USD	1,063	$	4
Citigroup	04/10/19	EUR	996	USD	1,121		2
Citigroup	05/16/19	KRW	1,000,669	USD	881		—
Citigroup	05/23/19	PEN	1,943	USD	587		4
Citigroup	06/12/19	USD	898	CNY	6,031		(1)
Citigroup	06/13/19	MXN	12,205	USD	633		11
Citigroup	07/16/19	USD	908	INR	63,685		(2)
Credit Suisse First Boston	04/12/19	NOK	6,431	USD	753		6
Deutsche Bank	04/26/19	JPY	545,486	USD	4,969		28
Deutsche Bank	06/13/19	CHF	877	USD	876		(11)
HSBC	05/03/19	BRL	2,567	USD	646		(12)
JPMorgan Chase Bank	04/08/19	USD	1,115	PLN	4,181		(24)
JPMorgan Chase Bank	04/11/19	JPY	89,134	USD	808		2
JPMorgan Chase Bank	05/16/19	USD	1,795	KRW	2,010,013		(25)
JPMorgan Chase Bank	06/13/19	USD	1,132	MXN	21,713		(26)
Morgan Stanley	04/26/19	NZD	1,324	USD	910		7
Morgan Stanley	05/23/19	PEN	3,682	USD	1,112		5
RBS	04/09/19	GBP	723	USD	951		9
RBS	04/10/19	USD	1,182	EUR	1,036		(18)
RBS	04/23/19	USD	1,110	AUD	1,564		2
RBS	05/09/19	CAD	1,354	USD	1,010		(4)
RBS	05/23/19	PEN	1,882	USD	569		3
Standard Bank	04/10/19	USD	1,558	EUR	1,363		(27)
Standard Bank	06/13/19	USD	661	MXN	12,609		(19)
Standard Bank	07/16/19	USD	1,042	INR	73,661		6
UBS	04/10/19	EUR	1,315	USD	1,519		42
UBS	05/16/19	KRW	1,011,445	USD	890		(1)

						$	(31)

A list of the open OTC swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	(634)	$(80)	$(51)	$(29)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	$(835)	(105)	(63)	(42)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(33)	(17)	(16)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	245	15	17	(2)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	258	15	18	(3)
Citigroup	CMBX.BBB.6	Buy	3.00%	Monthly	09/17/2058	257	15	18	(3)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(2)	(1)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(4)	(3)	(1)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(356)	(45)	(46)	1
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(89)	(11)	(12)	1
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(4)	(3)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(8)	(7)	(1)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(52)	(7)	(7)	—
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(254)	(32)	(33)	1
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(4)	(4)	—
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(25)	(17)	(8)
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(220)	(28)	(28)	—
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(250)	(32)	(33)	1
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(3)	—	—	—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(106)	$(13)	$(13)	$—
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(25)	(26)	1
Citigroup	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(20)	(3)	(3)	—
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	(8)	12	(20)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	996	(9)	10	(19)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	(2)	2	(4)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	(29)	35	(64)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	(1)	1	(2)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	—	—	—
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	(23)	32	(55)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	(8)	12	(20)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(29)	(16)	(13)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(5)	(2)	(3)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(103)	(52)	(51)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(138)	(76)	(62)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,324)	(167)	2	(169)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(42)	(36)	(6)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(92)	(82)	(10)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(132)	(117)	(15)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,045)	(132)	(119)	(13)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(731)	(92)	(83)	(9)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(503)	(64)	(63)	(1)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(365)	(46)	(43)	(3)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(783)	(99)	(86)	(13)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(14)	(13)	(1)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(30)	(33)	3
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(32)	(34)	2
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(92)	(85)	(7)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(5)	(6)	1
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	05/11/2063	(290)	(37)	(32)	(5)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(42)	(46)	4
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(1,287)	(163)	(140)	(23)
JPMorgan Chase	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(175)	(22)	(22)	—
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(523)	(66)	(61)	(5)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(141)	(18)	(17)	(1)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(14)	(13)	(1)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(28)	(24)	(4)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(471)	(60)	(58)	(2)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	62	77	(15)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,045	62	80	(18)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,287	77	92	(15)
Citigroup	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	523	31	43	(12)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(28)	(30)	2
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(276)	(35)	(46)	11
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(198)	(25)	(32)	7
Citigroup	CMBX-BBB	Sell	3.00%	Monthly	05/11/2049	(172)	(22)	(26)	4
Goldman Sachs	CMBX-BBB	Sell	3.00%	Monthly	05/11/2063	(188)	(24)	(29)	5
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	793	(9)	(2)	(7)
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	692	(8)	(2)	(6)

							$(2,179)	$(1,442)	$(737)

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(1,025)	$(16)	$–	$(16)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(13,089)	(208)	–	(208)
Macquarie Bank Limited	MACQUARIE COMMODITY PRODUCT 251E	0.33%	INDEX RETURN	Monthly	04/06/2019	USD	(3,328)	35	–	35
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 13 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(1,671)	(26)	–	(26)
Merrill Lynch	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(12,466)	(198)	–	(198)
Merrill Lynch	BOFA MERRILL LYNCH COMMODITY MLBXCS3E EXCESS	0.21%	INDEX RETURN	Monthly	04/06/2019	USD	(3,224)	(10)	–	(10)
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(1,821)	(29)	–	(29)
Societe Generale	BLOOMBERG COMMODITY INDEX TOTAL RETURN	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	04/24/2019	USD	(7,631)	(121)	–	(121)
Societe Generale	SOCIETE GENERALE COMMODITIES CUSTOM ALPHA 061	0.35%	INDEX RETURN	Monthly	04/06/2019	USD	(3,797)	13	–	13

								$(560)	$–	$(560)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.IG.31	Buy	1.00%	Quarterly	12/20/2023	$7,070	$(126)	$(118)	$(8)

						$(126)	$(118)	$(8)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH NOK - NIBOR	1.3775%	Annually	06/22/2020	NOK	422,650	$(127)	$–	$(127)
1.501%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	2,900	(112)	–	(112)
1.515%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	4,580	(177)	–	(177)
2.18625%	6-MONTH NOK - NIBOR	Semi-Annually	08/31/2028	NOK	46,790	(119)	–	(119)
3-MONTH USD - LIBOR	2.9855%	Semi-Annually	08/31/2028	USD	2,800	138	–	138
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	2,140	6	–	6
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	(106)	–	(106)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	70	–	70
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	72	–	72
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	310	–	310
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	7	–	7
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	(27)	–	(27)
3-MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	(14)	–	(14)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Inflation Managed Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	$41	$–	$41
3-MONTH USD - LIBOR	2.896%	Semi-Annually	09/10/2023	USD	7,705	197	–	197
3-MONTH USD - LIBOR	2.886%	Semi-Annually	08/22/2022	USD	3,510	67	–	67
3-MONTH SEK - STIBOR	0.0975%	Annually	04/02/2021	SEK	180,300	(154)	–	(154)
3-MONTH SEK - STIBOR	0.0975%	Annually	04/02/2021	SEK	180,300	(154)	–	(154)
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	(7)	–	(7)
2.3935%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	7,800	(7)	–	(7)
2.631%	3M USD LIBOR	Semi-Annually	03/05/2021	USD	18,500	(79)	–	(79)
6-MONTH GBP - LIBOR	1.1125%	Semi-Annually	03/01/2021	GBP	38,100	166	–	166
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,190	(18)	–	(18)
.6725	6-MONTH JPY - LIBOR	Semi-Annually	01/08/2049	JPY	183,000	(77)	–	(77)

						$(104)	$–	$(104)

A list of the open reverse repurchase agreements held by the Fund at March 31, 2019 is as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(33,887)	Chase Securities	2.65%	04/29//2019	$(33,887)
(28,620)	Chase Securities	2.65%	04/23/2019	(28,620)
(18,069)	Chase Securities	2.54%	Open Ended	(18,069)
(30,962)	Chase Securities	2.53%	04/15/2019	(30,962)
(39,155)	Chase Securities	2.52%	Open Ended	(39,155)
(49,644)	Chase Securities	2.51%	Open Ended	(49,644)
(42,922)	Goldman Sachs	2.59%	Open Ended	(42,922)

				$(243,259)

Percentages are based on Net Assets of $870,378 ($ Thousands).
*	Non-income producing security.
**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2019..
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,594 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $59,169 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Security, or a portion thereof, has been pledged as collateral for open short positions.
(G)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuan

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KC HRW — Kansas City Hard Red Winter

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the counter

PEN — Peruvian Sol

PLC — Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STIBOR — Stockholm Interbank Offered Rate

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$561,643	$–	$561,643
Common Stock	253,041	–	–	253,041
Corporate Obligations	–	80,928	–	80,928
Mortgage-Backed Securities	–	64,898	–	64,898
U.S. Government Agency
Obligations	–	51,046	–	51,046
Asset-Backed Securities	–	17,660	–	17,660
Sovereign Debt	–	7,038	–	7,038

Total Investments in Securities	$253,041	$783,213	$–	$1,036,254

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	(112,006)	–	–	(112,006)

Total Securities Sold Short	$(112,006)	$–	$–	$(112,006)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$ 53	$ —	$ —	$ 53
Written Options	(184)	—	—	(184)
Futures Contracts *
Unrealized Appreciation	4,976	—	—	4,976
Unrealized Depreciation	(3,631)	—	—	(3,631)
Forwards Contracts *
Unrealized Appreciation	—	149	—	149
Unrealized Depreciation	—	(180)	—	(180)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	44	—	44
Unrealized Depreciation	—	(781)	—	(781)
Total Return Swaps *
Unrealized Appreciation	—	48	—	48
Unrealized Depreciation	—	(608)	—	(608)
Centrally Cleared Swaps
Credit Default Swap *
Unrealized Depreciation	—	(8)	—	(8)
Interest Rate Swaps *
Unrealized Appreciation	—	1,074	—	1,074
Unrealized Depreciation	—	(1,178)	—	(1,178)
Reverse Repurchase Agreements	—	(243,259)	—	(243,259)

Total Other Financial Instruments	$ 1,214	$ (244,699)	$ —	$ (243,485)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “— ” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	237

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Capital Stability Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 40.7%
United States Treasury Bills
2.390%, 05/16/2019 (A)	$147,497	$147,061
2.381%, 05/09/2019 (A)	36,914	36,822
United States Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	2,006	2,649
3.625%, 04/15/2028	242	308
3.375%, 04/15/2032	1,025	1,381
2.500%, 01/15/2029	1,606	1,903
2.375%, 01/15/2025	2,353	2,612
2.375%, 01/15/2027	1,482	1,694
2.125%, 02/15/2040	797	993
2.125%, 02/15/2041	1,100	1,379
2.000%, 01/15/2026	2,702	2,980
1.750%, 01/15/2028	1,903	2,100
1.375%, 01/15/2020	1,865	1,881
1.375%, 02/15/2044	1,745	1,927
1.250%, 07/15/2020	733	744
1.125%, 01/15/2021	3,438	3,482
1.000%, 02/15/2046	1,762	1,795
1.000%, 02/15/2048	1,664	1,698
1.000%, 02/15/2049	605	620
0.875%, 01/15/2029	1,356	1,399
0.875%, 02/15/2047	1,782	1,762
0.750%, 07/15/2028	3,119	3,187
0.750%, 07/15/2028	677	692
0.750%, 02/15/2042	1,753	1,706
0.750%, 02/15/2045	1,827	1,755
0.625%, 07/15/2021	2,362	2,383
0.625%, 04/15/2023	3,079	3,100
0.625%, 01/15/2024	4,045	4,084
0.625%, 01/15/2026	2,252	2,277
0.625%, 02/15/2043	1,260	1,185
0.500%, 01/15/2028	2,920	2,913
0.375%, 07/15/2023	2,917	2,924
0.375%, 07/15/2025	4,186	4,182
0.375%, 01/15/2027	3,227	3,198
0.375%, 07/15/2027	3,122	3,098
0.250%, 01/15/2025	3,283	3,247
0.125%, 04/15/2020	4,277	4,256
0.125%, 04/15/2021	3,430	3,403
0.125%, 01/15/2022	3,900	3,868
0.125%, 04/15/2022	5,723	5,663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2022	$5,426	$5,397
0.125%, 01/15/2023	4,379	4,329
0.125%, 07/15/2024	5,366	5,298
0.125%, 07/15/2026	2,615	2,558

Total U.S. Treasury Obligations
(Cost $289,748) ($ Thousands)		291,893

COMMERCIAL PAPER (A) — 29.1%

Consumer Discretionary — 3.6%
CRP America
2.681%, 04/01/2019	5,000	4,999
ETRCP
2.871%, 06/06/2019	6,356	6,321
Ford Motor Credit Co
2.479%, 05/01/2019	5,500	5,484
General Motors Financial Co
2.884%, 04/05/2019	3,000	2,998
Nissan Motor
2.779%, 05/20/2019	6,000	5,979

		25,781

Consumer Staples — 3.2%
Anheuser-Busch InBev
2.830%, 04/22/2019	5,000	4,991
Campbell Soup Co
3.073%, 05/02/2019	5,500	5,486
Mondelez International
2.840%, 05/03/2019	4,000	3,989
2.793%, 05/21/2019	2,250	2,241
Smithfield Food Inc
3.378%, 04/02/2019	3,500	3,499
Walgreens Boots Alliance Inc
2.910%, 04/29/2019	2,000	1,995
2.785%, 05/17/2019	750	747

		22,948

Energy — 5.6%
CenterPoint Energy Inc
2.800%, 04/29/2019	1,250	1,247
2.337%, 05/19/2019	4,750	4,736
Dominion Gas Holdings LLC
2.819%, 05/02/2019	4,000	3,990
Enbridge
2.921%, 06/11/2019	6,000	5,965
2.837%, 06/04/2019	250	249
Nextera Engergy
2.865%, 04/02/2019	6,000	5,998
Puget Sound Engergy Inc
2.727%, 04/22/2019	1,500	1,497
Sinopec Century Bright
2.830%, 06/24/2019	5,000	4,970

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
Suncor Enger Inc
2.860%, 06/10/2019	$2,000	$1,989
TransCanada
2.899%, 06/07/2019	4,250	4,227
2.880%, 06/04/2019	1,894	1,884
2.871%, 05/01/2019	1,250	1,247
WGL Holdings Inc
3.188%, 04/03/2019	2,000	1,999

		39,998

Financials — 6.4%
Banco Santander SA
2.677%, 05/03/2019	895	893
BNP Paribas
2.361%, 04/01/2019	8,800	8,798
CRH America Finance Inc
2.919%, 06/05/2019	6,000	5,968
2.580%, 04/01/2019	4,750	4,749
Intesa Sanpaolo Funding LLC
3.084%, 04/22/2019	500	499
3.053%, 05/06/2019	6,250	6,231
3.023%, 04/17/2019	2,500	2,497
ITC Holdings Corp
2.743%, 04/05/2019	1,000	999
Santander UK PLC
2.709%, 04/25/2019	1,250	1,248
Societe Generale
2.390%, 04/01/2019	10,600	10,598
VW Credit Inc
2.839%, 05/23/2019	3,250	3,236

		45,716

Health Care — 0.6%
Cigna Corp
2.971%, 05/06/2019	4,250	4,238

Industrials — 3.7%
EI du Pont de Nemours
2.857%, 04/22/2019	6,250	6,239
General Electric Co
2.942%, 05/13/2019	5,500	5,481
2.820%, 06/06/2019	2,000	1,989
Hannover Funding LLC
2.992%, 05/21/2019	6,750	6,722
San Diego Gas & Electric Co
2.795%, 04/11/2019	6,250	6,245

		26,676

Information Technology — 0.3%
QUALCOMM Inc
2.809%, 05/07/2019	2,450	2,443

Materials — 2.3%
FMC Technologies Inc
2.839%, 06/04/2019	2,500	2,487

Description	Face Amount (Thousands)		Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
2.760%, 04/10/2019		$ 4,000	$3,996
Glencore Funding LLC
3.226%, 04/16/2019		4,000	3,995
3.226%, 04/26/2019		250	249
3.226%, 04/29/2019		5,650	5,637

			16,364

Utilities — 3.4%
Enel Financial America LLC
2.862%, 05/13/2019		6,000	5,979
PPL Capital Funding Inc
2.858%, 04/25/2019		6,000	5,988
Public Service Enterprise Group Inc
2.802%, 04/23/2019		6,250	6,238
Southern
2.812%, 05/06/2019		2,500	2,493
Southern California
0.859%, 08/04/2019		4,000	3,997

			24,695

Total Commercial Paper
(Cost $208,870) ($ Thousands)			208,859

SOVEREIGN DEBT — 14.5%
Japan Treasury Discount Bill
-0.192%, 05/09/2019 (A)(B)	JPY	7,759,000	70,113
Japanese Government CPI Linked Bond
0.100%, 03/10/2026		2,452,163	23,014
0.100%, 03/10/2027		1,112,892	10,480

Total Sovereign Debt
(Cost $105,818) ($ Thousands)			103,607

	Shares

EXCHANGE TRADED FUNDS — 6.3%

United States — 6.3%
iShares Core MSCI Emerging Markets ETF		51,500	2,663
iShares Core S&P 500 ETF		65,046	18,509
iShares MSCI Emerging Markets ETF		120,940	5,191
Vanguard S&P 500 ETF		71,198	18,479

Total Exchange Traded Funds
(Cost $42,325) ($ Thousands)			44,842

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	239

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION — 6.1%
FHLMC
1.375%, 05/01/2020	$44,150	$43,650

Total U.S. Government Agency Obligation (Cost $43,602) ($ Thousands)		43,650

MORTGAGE-BACKED SECURITY — 0.0%

Agency Mortgage-Backed Obligations — 0.0%
FNMA TBA
5.000%, 05/01/2038	200	211

Total Mortgage-Backed Security (Cost $211) ($ Thousands)		211

Total Investments in Securities — 96.7% (Cost $690,574) ($ Thousands)		$693,062

	Contracts

WRITTEN OPTIONS* — 0.0%

Total Written Options(C)
(Premiums Received $48) ($ Thousands)	(14,690,528)	$(329)

A list of the open OTC options contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS — 0.0%

Call Options
April 2019, USD Call, TRY Put*	Bank of America	(2,887,764)	$(2,048)	$5.76	04/20/19	$(82)
April 2019, USD Call, TRY Put*	JPMorgan Chase Bank	(8,651,764)	(47,951)	5.76	04/20/19	(246)
June 2019, AUD Call, USD Put*	Morgan Stanley	(3,151,000)	—	1.28	06/22/19	(1)
Total Written Option			$(49,999)			$(329)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	20	Apr-2019	$2,462	$2,461	$17
CAC40 10 Euro Index	31	Apr-2019	1,873	1,860	–
Canadian 10-Year Bond	197	Jun-2019	20,374	20,503	384
CBOE Volatility Index	(285)	May-2019	(4,802)	(4,653)	149
CBOE Volatility Index	327	Apr-2019	5,374	4,979	(395)
DAX Index	4	Jun-2019	1,314	1,295	(11)
Euro-Bob	1	Jun-2019	150	149	1
Euro-Bund	70	Jun-2019	12,976	13,074	191
Euro-OAT	116	Jun-2019	20,892	21,188	447

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
FTSE 100 Index	30	Jun-2019	$2,837	$2,819	$33
FTSE MIB Index	18	Jun-2019	2,081	2,096	31
IBEX	9	Apr-2019	933	929	–
Japanese 10-Year Bond	(24)	Jun-2019	(32,829)	(33,236)	(156)
Long Gilt 10-Year Bond	63	Jun-2019	10,499	10,620	194
MSCI EAFE Index E-MINI	387	Jun-2019	36,015	36,115	100
MSCI Emerging Markets	164	Jun-2019	8,578	8,671	93
NASDAQ 100 Index E-MINI	40	Jun-2019	5,845	5,920	75
Nikkei 225 Index	24	Jun-2019	4,620	4,599	(62)
OMX Stockholm 30 Index	117	Apr-2019	1,959	1,950	(14)
Russell 2000 Index E-MINI	69	Jun-2019	5,381	5,326	(55)
S&P 500 Index E-MINI	232	Jun-2019	32,639	32,918	279
S&P TSX 60 Index	46	Jun-2019	6,568	6,591	6
SPI 200 Index	63	Jun-2019	6,919	6,904	(22)
U.S. 5-Year Treasury Note	480	Jul-2019	55,026	55,597	571
U.S. 10-Year Treasury Note	377	Jun-2019	46,230	46,830	600
U.S. Ultra Long Treasury Bond	81	Jun-2019	13,168	13,608	440

			$267,082	$269,113	$2,896

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

ANZ	04/10/19	USD	507	EUR	443	$(9)

ANZ	04/23/19	USD	503	AUD	708	—

ANZ	06/13/19	USD	511	CHF	503	(2)

Bank of America	05/16/19	USD	393	RUB	25,941	(1)

Barclays PLC	04/02/19	USD	1,091	BRL	4,079	(43)

Barclays PLC	04/09/19	GBP	573	USD	751	4

Barclays PLC	04/11/19	JPY	55,999	USD	503	(4)

Barclays PLC	04/12/19	USD	1,002	NOK	8,631	1

Barclays PLC	04/16/19	ILS	4,412	USD	1,206	(11)

Barclays PLC	05/16/19	USD	999	KRW	1,118,730	(14)

Barclays PLC	05/16/19	RUB	25,941	USD	391	(1)

Barclays PLC	05/16/19	KRW	559,360	USD	494	2

Barclays PLC	06/10/19	USD	1,931	TWD	59,522	3

Barclays PLC	06/13/19	CHF	500	USD	507	2

Barclays PLC	06/17/19	USD	1,563	CAD	2,095	8

Barclays PLC	06/28/19	AUD	737	USD	523	(1)

Barclays PLC	07/16/19	USD	1,223	INR	86,796	11

BNP Paribas	04/08/19	EUR	1,084	PLN	4,666	—

BNP Paribas	04/09/19	USD	503	GBP	379	(9)

BNP Paribas	04/10/19	USD	2,000	EUR	1,767	(14)

BNP Paribas	04/10/19	TRY	3,952	EUR	638	25

Brown Brothers Harriman	04/08/19	PLN	1,902	USD	498	2

Brown Brothers Harriman	04/10/19	USD	576	EUR	500	(14)

Brown Brothers Harriman	04/10/19	EUR	926	USD	1,063	23

Brown Brothers Harriman	04/10/19 - 05/23/19	TRY	3,123	USD	546	9

Brown Brothers Harriman	04/11/19	USD	266	JPY	29,281	(1)

Brown Brothers Harriman	04/11/19 - 12/13/19	JPY	109,737	USD	1,006	3

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	241

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	04/11/19	JPY	45,188	USD	405	$(4)

Brown Brothers Harriman	04/12/19	CHF	499	SEK	4,656	—

Brown Brothers Harriman	04/12/19	SEK	3,468	NOK	3,203	(2)

Brown Brothers Harriman	04/12/19	NOK	4,198	USD	493	5

Brown Brothers Harriman	04/16/19	USD	498	ILS	1,804	—

Brown Brothers Harriman	04/16/19	ILS	2,684	USD	743	3

Brown Brothers Harriman	04/17/19	SGD	50	USD	37	—

Brown Brothers Harriman	04/17/19	USD	390	ZAR	5,383	(17)

Brown Brothers Harriman	04/17/19	ZAR	5,383	USD	391	19

Brown Brothers Harriman	04/17/19	ZAR	3,631	USD	248	(3)

Brown Brothers Harriman	06/28/19	AUD	391	USD	279	1

Brown Brothers Harriman	04/23/19	AUD	520	USD	368	(1)

Brown Brothers Harriman	04/26/19	USD	493	NZD	721	(1)

Brown Brothers Harriman	04/26/19	NZD	731	USD	496	(3)

Brown Brothers Harriman	05/09/19	CAD	336	USD	252	1

Brown Brothers Harriman	05/09/19 - 06/17/19	CAD	1,139	USD	851	(4)

Brown Brothers Harriman	05/09/19	USD	253	CAD	338	—

Brown Brothers Harriman	06/17/19	USD	1,713	CAD	2,265	(14)

Brown Brothers Harriman	06/13/19	MXN	4,810	USD	246	1

Brown Brothers Harriman	05/10/21	GBP	–	USD	–	—

Citigroup	04/02/19	USD	766	BRL	2,863	(30)

Citigroup	04/02/19	BRL	1,872	USD	493	12

Citigroup	05/03/19	BRL	3,903	USD	988	(13)

Citigroup	04/08/19	USD	1,232	PLN	4,618	(27)

Citigroup	04/09/19	USD	1,209	GBP	916	(15)

Citigroup	04/10/19	EUR	496	USD	561	4

Citigroup	04/10/19	EUR	961	USD	1,077	(3)

Citigroup	04/12/19	USD	1,750	SEK	15,657	(60)

Citigroup	04/12/19	SEK	6,843	USD	742	4

Citigroup	04/16/19	ILS	1,821	USD	503	—

Citigroup	06/12/19	USD	1,738	CNH	11,671	(1)

Citigroup	06/13/19	USD	501	MXN	9,544	(14)

Citigroup	06/17/19	JPY	3,692,337	USD	33,468	(103)

Citigroup	12/13/19	USD	1,290	JPY	140,275	4

Credit Suisse First Boston	06/28/19	AUD	699	USD	516	19

Deutsche Bank	04/10/19	EUR	446	USD	506	4

Goldman Sachs	04/02/19	BRL	2,858	USD	737	3

Goldman Sachs	04/10/19	EUR	875	TRY	5,639	4

Goldman Sachs	04/12/19	USD	763	NOK	6,493	(9)

Goldman Sachs	05/03/19	USD	1,065	BRL	4,126	(7)

Goldman Sachs	05/16/19	KRW	567,405	USD	500	1

Goldman Sachs	05/16/19	JPY	7,782,876	USD	71,601	1,006

Goldman Sachs	07/16/19	USD	739	INR	52,308	5

Goldman Sachs	07/16/19	USD	522	INR	36,514	(3)

Goldman Sachs	08/21/19	USD	1,554	MYR	6,328	(3)

JPMorgan Chase Bank	08/01/07	USD	389	ZAR	1,232,535	—

JPMorgan Chase Bank	04/08/19 - 04/10/19	USD	1,300	EUR	1,142	(17)

JPMorgan Chase Bank	04/08/19	PLN	1,894	EUR	438	(2)

JPMorgan Chase Bank	04/11/19	JPY	272,008	USD	2,465	5

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase Bank	05/16/19	USD	1,772	KRW	1,983,588	$(25)

JPMorgan Chase Bank	05/16/19	KRW	569,357	USD	506	4

JPMorgan Chase Bank	05/23/19	USD	389	COP	1,232,535	(3)

JPMorgan Chase Bank	06/10/19	TWD	59,522	USD	1,932	(3)

JPMorgan Chase Bank	06/13/19	CHF	1,361	USD	1,360	(17)

JPMorgan Chase Bank	06/17/19	USD	575	CAD	766	(1)

Morgan Stanley	04/02/19	USD	501	BRL	1,914	(9)

Morgan Stanley	04/09/19	GBP	916	USD	1,199	5

Morgan Stanley	05/09/19	CAD	674	USD	503	(2)

Morgan Stanley	05/16/19	USD	503	KRW	559,664	(10)

Morgan Stanley	05/16/19	KRW	557,568	USD	495	4

Morgan Stanley	05/23/19	USD	1,988	CLP	1,329,202	(33)

Morgan Stanley	06/10/19	TWD	34,790	USD	1,129	(2)

Morgan Stanley	06/17/19	NZD	3,281	USD	2,246	5

Morgan Stanley	06/28/19	AUD	347	USD	257	10

Morgan Stanley	06/28/19	USD	1,060	AUD	1,435	(39)

RBS	04/23/19	USD	822	AUD	1,155	(1)

RBS	04/23/19	AUD	1,391	USD	987	(1)

RBS	05/09/19	CAD	990	USD	742	—

RBS	05/23/19	USD	507	COP	1,606,153	(4)

RBS	05/23/19	CLP	513,962	USD	752	(4)

RBS	05/23/19	COP	1,232,535	USD	393	7

RBS	12/13/19	JPY	54,912	USD	507	1

Standard Bank	04/09/19	USD	755	GBP	571	(10)

Standard Bank	04/10/19	EUR	1,537	USD	1,747	19

Standard Bank	04/10/19	USD	1,548	EUR	1,352	(28)

Standard Bank	04/11/19	USD	761	JPY	84,250	1

Standard Bank	05/16/19	KRW	557,518	USD	495	4

Standard Bank	06/13/19	USD	747	MXN	14,333	(17)

Standard Bank	07/16/19	INR	52,061	USD	743	3

UBS	04/09/19	GBP	379	USD	500	6

						$574

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.S32V1-5Y	Sell	1.00%	Quarterly	06/20/2024	(5,534)	$100	$85	$15
CDX-NAHYS30V1-5Y	Sell	5.00%	Quarterly	06/20/2023	(2,444)	168	170	(2)
CDX-NAHYS31V3-5Y	Sell	5.00%	Quarterly	12/20/2023	(9,054)	594	609	(15)
CDX-NAIGS30V1-5Y	Sell	1.00%	Quarterly	06/20/2023	(2,000)	40	35	5
CDX-NAIGS31V1-5Y	Sell	1.00%	Quarterly	12/20/2023	(7,430)	144	134	10
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2023	(471)	47	49	(2)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	12/20/2023	(400)	43	44	(1)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	12/20/2023	(1,090)	118	121	(3)

						$1,254	$1,247	$7

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	243

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Multi-Asset Capital Stability Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
6-MONTH AUD - BBSW	2.845%	Semi-Annually	07/11/2028	AUD	580	$30	$–	$30
3-MONTH NZD - BKBM	2.455%	Semi-Annually	03/08/2029	NZD	750	14	–	14
6-MONTH AUD - BBSW	2.306%	Semi-Annually	03/07/2029	AUD	770	14	–	14
3-MONTH NZD - BKBM	2.465%	Semi-Annually	03/04/2029	NZD	580	11	–	11
6-MONTH AUD - BBSW	2.38%	Semi-Annually	03/01/2029	AUD	690	16	–	16
3-MONTH NZD - BKBM	2.455%	Semi-Annually	02/26/2029	NZD	1,410	26	–	26
6-MONTH AUD - BBSW	2.3125%	Semi-Annually	02/25/2029	AUD	1,440	26	–	26
3-MONTH NZD - BKBM	2.4925%	Semi-Annually	02/19/2029	NZD	1,420	29	–	29
6-MONTH AUD - BBSW	2.372%	Semi-Annually	02/18/2029	AUD	1,670	37	–	37
3-MONTH NZD - BKBM	2.4025%	Semi-Annually	02/11/2029	NZD	2,410	37	–	37
6-MONTH AUD - BBSW	2.34%	Semi-Annually	02/08/2029	AUD	2,690	54	–	54
6-MONTH AUD - BBSW	2.22%	Semi-Annually	03/19/2029	AUD	1,230	15	–	15
3-MONTH NZD - BKBM	2.505%	Semi-Annually	02/05/2029	NZD	1,670	36	–	36
6-MONTH AUD - BBSW	2.5905%	Semi-Annually	01/21/2029	AUD	1,510	55	–	55
3-MONTH NZD - BKBM	2.786%	Semi-Annually	12/11/2028	NZD	2,360	92	–	92
6-MONTH AUD - BBSW	2.666%	Semi-Annually	12/10/2028	AUD	2,380	99	–	99
3-MONTH NZD - BKBM	2.86%	Semi-Annually	10/05/2028	NZD	1,670	73	–	73
6-MONTH AUD - BBSW	2.86%	Semi-Annually	10/04/2028	AUD	1,480	80	–	80
3-MONTH NZD - BKBM	2.8575%	Semi-Annually	08/28/2028	NZD	2,300	100	–	100
6-MONTH AUD - BBSW	2.74%	Semi-Annually	08/27/2028	AUD	2,000	92	–	92
3-MONTH NZD - BKBM	3.01%	Semi-Annually	07/18/2028	NZD	1,810	95	–	95
6-MONTH AUD - BBSW	2.8325%	Semi-Annually	07/17/2028	AUD	1,670	86	–	86
3-MONTH NZD - BKBM	3.048%	Semi-Annually	07/12/2028	NZD	550	30	–	30
6-MONTH AUD - BBSW	2.455%	Semi-Annually	02/04/2029	AUD	1,860	51	–	51
3-MONTH NZD - BKBM	2.363%	Semi-Annually	03/20/2029	NZD	970	12	–	12

						$1,210	$–	$1,210

Percentages are based on Net Assets of $716,997 ($ Thousands).

*	Non-income producing security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(C)	Refer to table below for details on Options Contracts.

AUD – Australian Dollar

BBSW — Bank Bill Swap Rate

BKBM — Bank Bill Benchmark Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NASDAQ — National Association of Securities Dealers and Automated Quotations

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TBA — To Be Announced

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$291,893	$–	$291,893
Commercial Paper	–	208,859	–	208,859
Sovereign Debt	–	103,607	–	103,607
Exchange Traded Funds	44,842	–	–	44,842
U.S. Government Agency Obligation	–	43,650	–	43,650
Mortgage-Backed Security	–	211	–	211

Total Investments in Securities	$44,842	$648,220	$–	$693,062

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(329)	$–	$–	$(329)
Futures Contracts *
Unrealized Appreciation	3,611	–	–	3,611
Unrealized Depreciation	(715)	–	–	(715)
Forwards Contracts *
Unrealized Appreciation	–	1,263	–	1,263
Unrealized Depreciation	–	(689)	–	(689)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	30	–	30
Unrealized Depreciation	–	(23)	–	(23)
Interest Rate Swaps *
Unrealized Appreciation	–	1,210	–	1,210

Total Other Financial Instruments	$2,567	$1,791	$–	$4,358

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	245

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Long/Short Alternative Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 48.8%
Banks — 19.4%
Australia & New Zealand Bank
2.454%, 04/25/2019	$ 1,000	$ 998
Bank of Nova Scotia
2.467%, 04/04/2019	1,000	1,000
Commonwealth Bank Austria
2.455%, 04/24/2019	1,000	998
Nordea Bank
2.525%, 04/01/2019	1,000	1,000
Royal Bank of Canada
2.520%, 05/30/2019	1,175	1,170
Svenska Handelsbanken
2.545%, 05/03/2019	1,000	998

		6,164

Industrial & Other Commercial Paper — 29.4%
Coca-Cola
2.381%, 04/01/2019	1,000	1,000
Colgate-Palmolive
2.413%, 04/09/2019	1,100	1,099
Exxon Mobile
2.413%, 04/05/2019	1,000	999
Nestle Capital
2.411%, 04/01/2019	1,100	1,100
Novartis Finance
2.456%, 04/08/2019	1,000	999
Pfizer
2.452%, 04/05/2019	1,065	1,064
Unilever Capital
2.512%, 04/30/2019	1,000	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
United Parcel Services
2.406%, 04/03/2019	$ 1,000	$ 1,000
Wal-Mart
2.454%, 04/15/2019	1,000	999

		9,258

Total Commercial Paper
(Cost $15,425) ($ Thousands)		15,422

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.7%
FHLB DN (A)
2.451%, 04/17/2019	1,252	1,250
2.413%, 04/12/2019	1,748	1,747
2.402%, 04/05/2019	1,100	1,100
2.402%, 04/11/2019	2,193	2,191
2.396%, 04/03/2019	1,983	1,983
2.393%, 04/04/2019	713	713
2.392%, 04/08/2019	1,063	1,062
2.382%, 04/02/2019	2,500	2,500

Total U.S. Government Agency Obligations
(Cost $12,546) ($ Thousands)		12,546

	Shares

EXCHANGE TRADED FUND — 4.6%
iShares iBoxx High Yield Corporate Bond ETF	16,998	1,470

Total Exchange Traded Fund (Cost $1,450) ($ Thousands)		1,470

Total Investments in Securities – 93.1% (Cost $29,421) ($ Thousands)		$29,438

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation) (Thousands)

MSCI EAFE Index E-MINI	18	Jun-2019	$1,668	$1,680	$12

MSCI Emerging Markets	2	Jun-2019	106	106	–

NASDAQ 100 Index E-MINI	50	Jun-2019	7,173	7,400	227

S&P Mid Cap 400 Index E-MINI	15	Jun-2019	2,843	2,851	8

U.S. Dollar Index	194	Jun-2019	18,695	18,788	93

			$30,485	$30,825	$340

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Percentages are based on Net Assets of $31,619 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

DN — Discount Note

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$15,422	$–	$15,422
U.S. Government Agency Obligations	–	12,546	–	12,546
Exchange Traded Fund	1,470	–	–	1,470

Total Investments in Securities	$1,470	$27,968	$–	$29,438

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

Unrealized Appreciation	$340	$–	$–	$340

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	247

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$2,300,437*	$1,313,843*
Affiliated investments, at value ††	60,952	36,099
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	1,253	788
Foreign currency, at value †††	–	–
Receivable for fund shares sold	1,428	914
Receivable for investment securities sold	7,410	–
Dividends and interest receivable	2,879	2,343
Receivable for variation margin	167	87
Foreign tax reclaim receivable	35	153
Prepaid expenses	63	39
Total Assets	2,374,624	1,354,266
Liabilities:
Payable upon return on securities loaned	14,869	4,539
Payable for investment securities purchased	6,905	–
Payable for fund shares redeemed	1,795	595
Administration fees payable	487	320
Shareholder servicing fees payable Class F	466	250
Shareholder servicing fees payable Class I	–	1
Due to custodian	13	10
Investment advisory fees payable	721	372
Trustees fees payable	13	7
Chief Compliance Officer fees payable	2	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	52	27
Total Liabilities	25,323	6,122
Net Assets	$2,349,301	$1,348,144
† Cost of investments and repurchase agreements	$1,866,690	$1,084,172
†† Cost of affiliated investments	60,941	36,097
††† Cost of foreign currency	–	–
* Includes market value of securities on loan	14,761	4,377

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund

$ 1,455,046*	$ 302,941	$ 3,869,756*	$ 816,494	$ 604,593*	$ 303,871*	$ 329,243*	$ 841,044*
32,331	7,242	73,215	10,859	38,080	34,379	28,497	108,987
–	–	–	–	–	4	–	2,196
474	265	1,184	–	–	554	–	–
–	–	127	–	–	–	–	–
998	401	1,089	613	394	229	267	272
20,406	–	–	–	3,309	233	4,093	6,705
655	285	5,546	737	613	655	210	1,366
66	35	160	74	–	29	–	–
3	–	266	15	–	–	–	–
37	7	92	22	17	9	10	36
1,510,016	311,176	3,951,435	828,814	647,006	339,963	362,320	960,606

11,089	1	36,667	2	23,190	11,386	20,174	88,106
15,242	1,450	–	–	2,980	–	4,390	5,760
847	109	2,182	512	455	263	332	598
351	21	689	96	148	79	81	206
277	25	728	34	123	60	63	143
1	–	–	1	–	1	1	–
–	–	9	57	–	–	6	–
408	5	1,320	14	303	159	155	420
8	–	20	4	3	2	2	5
1	–	4	1	1	–	–	1
–	–	–	1	–	–	–	–
29	48	64	75	14	8	7	18
28,253	1,659	41,683	797	27,217	11,958	25,211	95,257
$ 1,481,763	$ 309,517	$ 3,909,752	$ 828,017	$ 619,789	$ 328,005	$ 337,109	$ 865,349
$ 993,297	$ 293,792	$ 2,141,705	$ 331,874	$ 558,719	$ 282,185	$ 297,294	$ 616,414
32,330	7,264	73,213	10,859	38,082	34,377	28,498	108,993
–	–	129	–	–	–	–	–
11,014	–	36,153	–	22,756	11,176	19,784	86,388

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	249

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Large Cap Fund		Large Cap Value Fund
Net Assets:
Paid-in capital – (unlimited authorization – no par value)	$1,833,736		$1,121,685
Total distributable earnings	515,565		226,459
Net Assets	$2,349,301		$1,348,144
Net Asset Value, Offering and Redemption Price Per Share – Class F	$13.44		$22.89
	($2,217,204,717	÷	($1,192,682,596	÷
	164,972,521 shares)		52,094,024 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class I	N/A		$22.91
			($4,014,042	÷
			175,194 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class Y	$13.45		$22.90
	($132,095,977	÷	($151,447,014	÷
	9,823,150 shares)		6,613,847 shares)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Large Cap Growth Fund	Large Cap Index Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund

$ 986,658	$ 300,145		$ 1,953,574		$ 333,678		$ 605,196		$ 312,993		$ 303,822		$ 610,565
495,105	9,372		1,956,178		494,339		14,593		15,012		33,287		254,784
$ 1,481,763	$ 309,517		$ 3,909,752		$ 828,017		$ 619,789		$ 328,005		$ 337,109		$ 865,349
$ 34.55	$ 10.06		$ 26.42		$ 65.68		$ 11.07		$ 20.84		$ 32.99		$ 20.67
($1,326,807,680 ÷	($309,517,090	÷	($3,475,848,249	÷	($822,223,445	÷	($584,101,064	÷	($283,074,186	÷	($300,619,758	÷	($768,972,520	÷
38,402,584 shares)	30,763,728 shares)		131,579,025 shares)		12,517,830 shares)		52,757,241 shares)		13,583,479 shares)		9,111,645 shares)		37,194,693 shares)
$ 33.65	N/A		N/A		$ 66.05		N/A		$ 20.63		$ 31.40		N/A
($3,424,397 ÷					($5,793,228	÷			($2,091,432	÷	($1,854,063	÷
101,757 shares)					87,705 shares)				101,385 shares)		59,054 shares)
$ 34.59	N/A		$ 26.43		N/A		$ 11.18		$ 20.86		$ 33.32		$ 20.70
($151,530,444 ÷			($433,903,489	÷			($35,688,002	÷	($42,839,314	÷	($34,635,219	÷	($96,376,849	÷
4,380,559 shares)			16,417,330 shares)				3,192,932 shares)		2,054,123 shares)		1,039,391 shares)		4,655,772 shares)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	251

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$104,794	$1,738,447
Affiliated investments, at value ††	6,509	44,714
Repurchase agreements†	–	–
Cash and cash equivalents	20	–
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	–	1,128
Foreign currency, at value †††	–	1,093
Receivable for fund shares sold	146	2,177
Receivable for investment securities sold	309	–
Dividends and interest receivable	180	4,867
Unrealized gain on forward foreign currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Foreign tax reclaim receivable	–	11
Receivable for variation margin	–	158
Prepaid expenses	3	39
Total Assets	111,961	1,792,634
Liabilities:
Payable for investment securities purchased	2,313	–
Payable for fund shares redeemed	167	1,572
Administration fees payable	28	420
Shareholder servicing fees payable Class F	23	186
Shareholder servicing fees payable Class I	–	1
Payable upon return on securities loaned	–	–
Income distribution payable	–	–
OTC Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Due to custodian	–	1
Payable for variation margin	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	38	585
Trustees fees payable	1	8
Chief Compliance Officer fees payable	–	2
Administration servicing fees payable Class I	–	–
Accrued expense payable	2	30
Total Liabilities	2,572	2,805
Net Assets	$109,389	$1,789,829
† Cost of investments and repurchase agreements	$97,605	$1,498,983
†† Cost of affiliated investments	6,509	44,714
††† Cost of foreign currency	–	1,092
†††† Cost (premiums received)	–	–
††††† Cost (premiums received)	–	–
* Includes market value of securities on loan	–	–

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$1,248,366	$1,032,366	$345,713	$132,872	$55,010	$4,093,436*	$1,520,247
25,120	20,856	12,317	3,047	2,793	270,993	91,288
–	–	–	–	6,400	15,000	–
6,433	–	2,009	–	–	–	3,352
–	–	–	–	–	5,010	1,439
871	414	465	–	–	1,384	–
2,233	54	1,463	–	7	3,026	29
854	1,345	145	26	63	2,894	1,058
19	–	–	31	2,810	218,994	9,925
4,359	2,043	1,923	588	210	21,386	23,020
1,163	–	–	–	–	881	–
–	–	–	–	–	325	–
–	–	–	–	–	384	–
3,099	7	1,083	–	–	54	36
119	58	65	–	7	1,828	33
34	27	9	3	2	105	40
1,292,670	1,057,170	365,192	136,567	67,302	4,635,700	1,650,467

–	–	–	68	34	498,504	31,262
1,374	755	240	1,136	50	3,598	1,399
306	267	134	34	6	542	267
227	203	68	21	7	746	299
–	–	–	–	–	1	3
–	–	–	–	–	120,936	1
–	–	–	–	–	870	826
–	–	–	–	–	–	278
–	–	–	–	–	759	–
–	337	–	302	209	60	–
–	–	–	–	–	2,385	–
1	–	–	–	–	–	–
637	–	–	–	–	2,038	–
590	388	116	65	16	702	562
7	6	2	1	–	20	8
1	1	–	–	–	4	2
–	–	–	–	–	1	3
46	2	10	2	22	62	72
3,189	1,959	570	1,629	344	631,228	34,982
$1,289,481	$1,055,211	$364,622	$134,938	$66,958	$4,004,472	$1,615,485
$1,105,148	$654,658	$310,166	$108,471	$61,951	$4,067,677	$1,543,064
25,120	20,856	12,317	3,047	2,793	270,999	91,288
2,227	55	1,469	–	8	2,963	29
–	–	–	–	–	15	98
–	–	–	–	–	149	–
–	–	–	–	–	118,052	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	253

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Mid-Cap Fund		U.S. Managed Volatility Fund
Net Assets:
Paid-in capital – (unlimited authorization – no par value)	$101,453		$1,529,735
Total distributable earnings/(loss)	7,936		260,094
Net Assets	$109,389		$1,789,829
Net Asset Value, Offering and Redemption Price Per Share – Class F	$24.74		$16.89
	($105,811,553 ÷		($895,162,764 ÷
	4,277,287 shares	)	52,997,842 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class I	$24.70		$16.89
	($766,705 ÷		($1,274,486 ÷
	31,040 shares)		75,472 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class Y	$24.76		$16.90
	($2,810,502 ÷		($893,391,281 ÷
	113,515 shares)		52,865,617 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$ 1,140,351	$ 663,381		$ 348,255	$ 110,095	$ 99,721	$ 4,045,356	$ 1,812,528
149,130	391,830		16,367	24,843	(32,763)	(40,884)	(197,043)
$ 1,289,481	$ 1,055,211		$ 364,622	$ 134,938	$ 66,958	$ 4,004,472	$ 1,615,485
$ 10.82	$ 16.61		$ 10.69	$ 15.80	$ 7.52	$ 11.20	$ 6.87
($1,081,967,149 ÷	($969,810,154	÷	($326,306,152 ÷	($98,548,450 ÷	($59,591,313 ÷	($3,579,316,335 ÷	($1,426,094,325 ÷
100,036,411 shares)	58,402,461 shares)		30,533,721 shares)	6,236,891 shares)	7,922,236 shares)	319,715,027 shares)	207,720,223 shares)
$ 10.57	N/A		N/A	$ 15.78	$ 7.51	$ 11.19	$ 6.61
($1,185,966 ÷				($487,073 ÷	($115,761 ÷	($4,843,882 ÷	($11,915,209 ÷
112,157 shares)				30,864 shares)	15,420 shares)	432,970 shares)	1,801,616 shares)
$ 10.83	$ 16.61		$ 10.69	$ 15.80	$ 7.52	$ 11.20	$ 6.86
($206,327,699 ÷	($85,400,538 ÷		($38,315,982 ÷	($35,902,560 ÷	($7,251,072 ÷	($420,312,242 ÷	($177,475,166 ÷
19,044,762 shares)	5,141,263 shares)		3,583,542 shares)	2,272,197 shares)	964,653 shares)	37,532,380 shares)	25,852,290 shares)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	255

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Conservative Income Fund	Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$ 236,145	$ 185,213
Affiliated investments, at value ††	–	–
Repurchase agreements†	20,000	–
Cash and cash equivalents	–	28
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on options contracts	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	346	76
Dividends and interest receivable	360	464
Receivable for investment securities sold	–	–
Unrealized gain on forward foreign currency contracts	–	–
Unrealized gain on foreign spot currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Swaptions purchased, at value ††††††	–	–
Foreign tax reclaim receivable	–	–
Receivable for variation margin	–	–
Prepaid expenses	6	5
Total Assets	256,857	185,786
Liabilities:
Payable for fund shares redeemed	1,003	134
Income distribution payable	154	39
Due to custodian	42	–
Administration fees payable	23	16
Shareholder servicing fees payable Class F	20	14
Payable for securities sold short@	–	–
Payable for investment securities purchased	–	–
OTC Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Reverse repurchase agreements	–	–
Foreign currency payable to custodian, at value †††	–	–
Payable for variation margin	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	14	9
Trustees fees payable	2	1
Chief Compliance Officer fees payable	–	–
Interest payable	–	–
Unfunded commitments on loan participations	–	–
Accrued expense payable	4	7
Total Liabilities	1,262	220
Net Assets	$ 255,595	$ 185,566
† Cost of investments and repurchase agreements	$ 256,096	$ 185,192
†† Cost of affiliated investments	–	–
††† Cost of foreign currency	–	–
†††† Cost (premiums received)	–	–
††††† Cost (premiums received)	–	–
†††††† Cost (premiums received)	–	–
@Proceeds from securities sold short	–	–

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$ 245,378	$ 769,831	$ 297,064	$ 2,050,802	$ 891,766	$ 1,036,254	$ 693,062	$ 29,438
2,462	–	146,464	–	–	–	–	–
–	–	–	–	–	–	–	–
–	11,131	86,755	657,236	18,298	172,214	11,365	4,475
–	–	3,126	6,507	6,671	377	2,040	–
–	11,223	78	87,120	6,477	7,217	9,405	1,000
–	–	–	–	33,337	–	–	–
–	–	2,985	7,379	–	831	1,350	–
215	555	322	1,710	726	542	857	–
269	784	1,331	2,468	8,628	2,199	472	–
–	2,022	25,756	–	2,929	12,324	2,193	–
–	2,229	171	8,353	1,231	149	1,263	–
–	–	–	–	1	5	10	–
–	3,586	237	1,708	–	326	–	–
–	155	271	–	206	53	–	–
–	2,720	–	–	–	–	–	–
–	–	60	216	30	14	–	–
–	1,150	713	743	259	1,345	759	80
6	21	13	69	24	25	18	–
248,330	805,407	565,346	2,824,311	970,583	1,233,875	722,794	34,993

408	690	552	2,236	1,025	845	1,302	–
–	–	–	–	390	–	–	–
–	–	–	–	–	–	–	–
39	192	63	581	201	209	77	8
19	153	99	542	67	171	56	1
–	–	61,757	–	–	112,006	–	–
–	–	20,486	7,039	16,374	888	2,423	3,349
–	5,372	18	389	–	3,065	–	–
–	–	50	–	3,460	184	329	–
–	–	–	–	–	243,259	–	–
–	–	–	–	1,351	–	–	–
–	626	766	2,906	1,046	1,086	681	–
–	–	12	2	–	58	3	–
–	2,727	250	4,655	338	180	689	–
27	126	286	1,511	337	245	218	15
1	4	3	–	5	5	4	–
–	1	–	3	1	1	1	–
–	–	–	–	–	1,271	–	–
–	–	–	–	319	–	–	–
5	3	23	41	83	24	14	1
499	9,894	84,365	19,905	24,997	363,497	5,797	3,374
$ 247,831	$ 795,513	$ 480,981	$ 2,804,406	$ 945,586	$ 870,378	$ 716,997	$ 31,619
$ 245,666	$ 557,863	$ 301,186	$ 2,001,457	$ 868,617	$ 1,005,163	$ 690,574	$ 29,421
2,462	–	147,930	–	–	–	–	–
–	–	3,025	7,408	(1,359)	827	1,352	–
–	–	538	–	–	(1,442)	–	–
–	468	350	–	(2,144)	45	(48)	–
–	2,357	–	–	–	–	–	–
–	–	59,354	–	–	(101,946)	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	257

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2019 (Unaudited)

	Conservative Income Fund		Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$255,544		$185,546
Total distributable earnings/(loss)	51		20
Net Assets	$255,595		$185,566
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00		$10.00
	($230,374,540	÷	($159,207,103 ÷
	23,033,042 shares	)	15,919,222 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.00		$10.00
	($25,220,160	÷	($26,358,517 ÷
	2,521,506 shares	)	2,635,499 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

$ 254,623		$ 610,474		$ 505,589		$ 2,880,857		$ 929,114		$ 1,014,217		$ 711,692		$ 33,250
(6,792)		185,039		(24,608)		(76,451)		16,472		(143,839)		5,305		(1,631)
$ 247,831		$ 795,513		$ 480,981		$ 2,804,406		$ 945,586		$ 870,378		$ 716,997		$ 31,619
$ 9.93		$ 12.68		$ 9.42		$ 9.85		$ 10.80		$ 8.28		$ 10.14		$ 9.51
($228,516,680	÷	($723,597,303	÷	($471,132,268	÷	($2,578,459,363	÷	($786,695,436	÷	($805,335,766	÷	($667,686,217	÷	($3,045,605	÷
23,015,449 shares	)	57,056,156 shares	)	50,009,336 shares	)	261,779,557 shares	)	72,873,128 shares	)	97,312,216 shares	)	65,856,041 shares	)	320,102 shares	)
$ 9.96		$ 12.69		$ 9.41		$ 9.91		$ 10.80		$ 8.28		$ 10.15		$ 9.55
($19,313,789	÷	($71,915,897	÷	($9,849,193	÷	($225,946,234	÷	($158,890,144	÷	($65,042,474	÷	($49,310,904	÷	($28,573,806	÷
1,938,632 shares	)	5,665,330 shares	)	1,046,148 shares	)	22,805,111 shares	)	14,718,830 shares	)	7,857,511 shares	)	4,856,293 shares	)	2,991,570 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	259

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2019 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$ 26,810	$ 21,294	$ 9,782
Income from affiliated investments(1)	551	369	392
Interest income	–	–	–
Security lending income - net(1) (2)	52	24	187
Less: foreign taxes withheld	(110)	(215)	–

Total Investment Income	27,303	21,472	10,361
Expenses:
Investment advisory fees	4,531	2,319	2,828
Administration fees	3,225	1,988	2,121
Shareholder servicing fees Class F	2,747	1,479	1,597
Shareholder servicing fees Class I	–	5	4
Trustees’ fees	24	13	14
Chief compliance officer fees	6	4	4
Administration servicing fees Class I	–	5	4
Printing fees	148	83	88
Custodian/Wire agent fees	69	40	41
Professional fees	66	37	40
Registration fees	53	28	31
Pricing fees	27	16	16
Other expenses	21	11	12

Total Expenses	10,917	6,028	6,800
Less:
Waiver of investment advisory fees	(340)	(170)	(532)
Waiver of shareholder servicing fees Class F	(22)	(12)	(13)
Waiver of shareholder servicing fees Class I	–	(1)	–
Waiver of administration fees	(347)	(103)	(111)

Net Expenses	10,208	5,742	6,144

Net Investment Income (Loss)	17,095	15,730	4,217
Net Realized Gain (Loss) on:
Investments	101,425	3,849	37,611
Affiliated investments	5	3	–
Futures contracts	1,334	(265)	(580)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(202,915)	(70,253)	(66,862)
Affiliated investments	–	1	2
Futures contracts	444	425	266
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–

Net Decrease in Net Assets Resulting from Operations	$ (82,612)	$ (50,510)	$ (25,346)

(1)	See Note 6 in Notes to Financial Statements.

(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund

$2,787	$40,047	$9,260	$3,692	$3,887	$1,117	$7,069
59	500	112	127	94	91	229
–	–	8	–	–	–	–
3	44	6	97	113	92	251
–	(370)	–	(8)	–	(3)	(8)

2,849	40,221	9,386	3,908	4,094	1,297	7,541

63	7,580	121	2,018	1,066	1,109	2,803
376	4,294	885	931	492	512	1,294
313	4,272	999	734	358	386	972
–	–	7	–	3	5	–
2	38	8	6	3	4	9
1	10	2	–	1	1	2
–	–	7	–	3	–	–
15	238	50	40	21	22	55
6	113	26	19	10	10	26
7	107	22	18	9	10	24
2	65	17	14	8	7	20
5	42	10	9	5	5	12
24	33	51	8	3	3	8

814	16,792	2,205	3,797	1,982	2,074	5,225

(37)	–	(40)	(239)	(131)	(189)	(339)
(188)	(34)	(799)	(6)	(3)	(3)	(117)
–	–	–	–	–	–	–
(273)	(319)	(340)	(48)	(21)	(21)	(67)

316	16,439	1,026	3,504	1,827	1,861	4,702

2,533	23,782	8,360	404	2,267	(564)	2,839

(763)	239,242	11,215	(26,070)	(3,864)	9,468	34,620
–	10	–	–	23	5	54
(208)	760	(1,072)	(33)	(496)	(561)	(217)

(2,659)	(404,580)	(41,849)	(52,498)	(33,644)	(56,134)	(140,877)
(11)	2	–	3	5	1	9
120	554	219	–	149	17	–
–	(4)	–	–	–	–	–

$(988)	$(140,234)	$(23,127)	$(78,194)	$(35,560)	$(47,768)	$(103,572)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	261

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2019 (Unaudited)

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$ 1,037	$ 23,311	$ 16,930
Income from affiliated investments(1)	43	425	139
Interest income	–	–	–
Security lending income - net(1) (2)	4	–	–
Less: foreign taxes withheld	–	(166)	(1,053)

Total Investment Income	1,084	23,570	16,016
Expenses:
Investment advisory fees	227	5,138	4,172
Administration fees	170	2,349	1,926
Shareholder servicing fees Class F	137	1,087	1,343
Shareholder servicing fees Class I	1	2	2
Trustees’ fees	1	15	13
Administration servicing fees Class I	1	2	2
Chief compliance officer fees	–	4	3
Printing fees	7	95	81
Custodian/Wire agent fees	4	45	65
Professional fees	3	43	36
Registration fees	2	34	28
Pricing fees	2	17	22
Overdraft fees	–	–	3
Other expenses	1	13	11
Total Expenses	556	8,844	7,707
Less:
Waiver of investment advisory fees	–	(2,073)	(705)
Waiver of shareholder servicing fees Class F	(1)	(9)	(11)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(1)	(123)	(111)
Net Expenses	554	6,639	6,880
Net Investment Income	530	16,931	9,136
Net Realized Gain (Loss) on:
Investments	849	25,579	17,779
Futures contracts	(179)	45	(667)
Foreign currency translation	–	13	(200)
Forward foreign currency contracts	–	–	10,425
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,193)	(11,829)	(55,895)
Affiliated investments	–	–	–
Futures contracts	14	715	309
Purchased and written options	–	–	–
Purchased and written swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	1	(74)
Forward foreign currency contracts	–	–	(2,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (6,979)	$ 31,455	$ (21,619)

(1)	See Note 6 in Notes to Financial Statements.

(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$ 14,991	$ 5,329	$ 2,221	$ 1	$ 41	$ 777	$ –
273	83	27	24	1,043	717	1
–	–	–	1,428	68,640	51,026	3,507
–	–	1	–	88	–	–
(106)	(505)	–	–	–	–	–

15,158	4,907	2,249	1,453	69,812	52,520	3,508

3,365	1,150	414	153	5,388	3,813	135
1,553	796	191	75	3,165	1,556	270
1,198	405	115	85	4,399	1,727	305
–	–	1	–	7	19	–
10	4	1	1	40	16	3
–	–	1	–	7	19	–
3	1	–	–	10	4	1
65	22	8	5	244	98	17
31	35	4	2	104	46	7
29	10	4	2	109	44	7
21	7	3	2	74	31	5
12	12	–	28	231	77	5
–	1	–	–	–	–	–
10	3	–	1	35	14	2

6,297	2,446	742	354	13,813	7,464	757

(1,116)	(488)	(54)	(47)	(1,291)	(607)	(56)
(10)	(3)	(1)	(38)	(35)	(2)	(183)
–	–	–	–	(1)	(14)	–
(79)	(24)	–	(46)	–	(55)	(124)

5,092	1,931	687	223	12,486	6,786	394

10,066	2,976	1,562	1,230	57,326	45,734	3,114

13,248	(9,011)	744	(846)	6,090	(8,377)	2
(1,100)	246	–	(36)	1,336	–	–
(7)	(60)	–	–	201	(3)	–
–	–	–	–	196	–	–
–	–	–	–	1,506	–	–
–	–	–	–	(276)	–	–
–	–	–	–	3,317	(42)	–

(21,578)	(7,680)	6,717	156	104,020	(26,016)	40
–	–	–	–	8	–	–
264	(33)	–	(47)	6,869	–	–
–	–	–	–	(318)	–	–
–	–	–	–	(18)	–	–
–	–	–	–	(1,916)	(124)	–
(3)	(35)	–	–	(34)	1	–
–	–	–	–	(393)	–	–

$ 890	$ (13,597)	$ 9,023	$ 457	$ 177,914	$ 11,173	$ 3,156

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	263

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month ended March 31, 2019 (Unaudited)

	Tax-Free Conservative Income
	Fund	Real Return Fund	Dynamic Asset Allocation Fund

Investment Income:
Dividends	$ –	$ –	$ 8,988
Income from affiliated investments(1)	–	9	–
Interest income	1,464	3	43
Less: foreign taxes withheld	–	–	(92)
Total Investment Income	1,464	12	8,939

Expenses:
Shareholder servicing fees Class F	201	288	901
Administration fees	177	248	1,187
Investment advisory fees	88	273	2,374
Trustees’ fees	2	2	8
Chief compliance officer fees	–	1	2
Printing fees	11	15	50
Pricing fees	6	3	6
Professional fees	5	7	23
Custodian/Wire agent fees	5	7	8
Registration fees	4	5	15
Dividend expense on securities sold short	–	–	–
Overdraft fees	–	–	3
Interest expense	–	–	–
Other expenses	2	1	7
Total Expenses	501	850	4,584
Less:
Waiver of investment advisory fees	(37)	(114)	(1,644)
Waiver of shareholder servicing fees Class F	(120)	(173)	–
Waiver of administration fees	(85)	(13)	(53)
Net Expenses	259	550	2,887
Net Investment Income (Loss)	1,205	(538)	6,052
Net Realized Gain (Loss) on:
Investments	–	(697)	7,191
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	–	–	(1,189)
Foreign currency translation	–	–	(17)
Forward foreign currency contracts	–	–	3,163
Purchased and written options	–	–	–
Swap contracts	–	–	(1,705)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26	4,482	(34,649)
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	–	–	(1,414)
Purchased and written options	–	–	(313)
Purchased and written swaptions	–	–	629
Swap contracts	–	–	(535)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Forward foreign currency contracts	–	–	2,428
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,231	$ 3,247	$ (20,359)

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Multi-Strategy Alternative	Multi-Asset Accumulation		Multi-Asset Inflation	Multi-Asset Capital Stability
Fund	Fund	Multi-Asset Income Fund	Managed Fund	Fund	Long/Short Alternative Fund

$ 5,136	$ 3,000	$ 1,205	$ 3,655	$ 395	$ 7
1,853	–	–	–	–	–
2,371	15,340	22,595	6,654	6,177	374
–	(120)	(41)	–	–	–
9,360	18,220	23,759	10,309	6,572	381

597	3,129	970	1,019	829	5
727	3,589	1,410	1,315	1,062	50
3,635	10,196	2,820	2,410	1,416	132
5	27	9	9	7	–
1	7	3	2	2	–
30	169	59	55	44	2
24	48	73	33	11	1
13	81	26	25	20	1
14	53	15	20	17	1
10	54	18	17	14	3
454	–	–	1,343	–	–
–	–	8	–	3	–
–	–	–	2,679	–	–
1	24	8	7	6	1
5,511	17,377	5,419	8,934	3,431	196

(1,940)	(1,518)	(856)	(963)	(148)	(42)
(5)	–	(582)	–	(497)	–
(357)	(198)	(293)	(73)	(606)	–
3,209	15,661	3,688	7,898	2,180	154
6,151	2,559	20,071	2,411	4,392	227

(11,429)	1,987	(4,068)	(3,745)	(65)	(1)
695	–	–	(5,908)	–	–
510	–	–	–	–	–
15	(33,881)	39	(11,681)	(1,088)	(1,864)
(529)	(1,598)	(599)	38	1,084	–
(510)	24,964	1,163	(128)	88	–
(130)	–	2,094	(442)	(712)	–
775	13,006	1,630	(2,202)	357	–

(3,047)	7,430	8,182	8,662	3,893	22
(991)	–	–	8,723	–	–
(2,352)	–	–	–	–	–
(17)	79,971	4,226	1,188	2,929	185
51	–	(934)	(85)	(193)	–
–	–	–	–	–	–
(404)	4,308	(488)	(2,782)	1,074	–
(46)	81	(73)	(53)	17	–
154	(1,923)	710	(355)	(1,755)	–
$ (11,104)	$ 96,904	$ 31,953	$ (6,359)	$ 10,021	$ (1,431)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	265

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2019 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018
Operations:
Net investment income (loss)	$17,095	$23,108	$15,730	$21,729	$4,217	$2,819
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	102,764	278,175	3,587	119,971	37,031	182,320
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(202,471)	109,625	(69,827)	14,060	(66,594)	153,660
Net change in unrealized depreciation on foreign currency transactions	–	–	–	–	–	–
Contribution from Adviser	–	–	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,612)	410,908	(50,510)	155,760	(25,346)	338,799
Distributions:(1)
Class E:	N/A	N/A	N/A	N/A	N/A	N/A
Class F:	(282,339)	(176,200)	(113,250)	(63,896)	(156,640)	(112,009)
Class I:	N/A	N/A	(383)	(219)	(407)	(287)
Class Y:	(15,765)	(10,974)	(12,724)	(6,783)	(15,654)	(10,493)
Total Distributions	(298,104)	(187,174)	(126,357)	(70,898)	(172,701)	(122,789)
Capital Share Transactions:(2)
Class E:
Proceeds from shares issued	N/A	N/A	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A	N/A	N/A
Net decrease from Class E transactions	N/A	N/A	N/A	N/A	N/A	N/A
Class F:
Proceeds from shares issued	188,280	449,118	104,992	129,136	119,794	152,640
Reinvestment of dividends & distributions	263,177	164,122	106,378	60,494	147,584	106,403
Cost of shares redeemed	(311,989)	(747,347)	(144,696)	(241,686)	(175,576)	(403,231)
Net increase (decrease) from Class F transactions	139,468	(134,107)	66,674	(52,056)	91,802	(144,188)
Class I:
Proceeds from shares issued	N/A	N/A	340	385	153	564
Reinvestment of dividends & distributions	N/A	N/A	324	180	326	219
Cost of shares redeemed	N/A	N/A	(518)	(1,066)	(427)	(1,032)
Net increase (decrease) from Class I transactions	N/A	N/A	146	(501)	52	(249)
Class Y:
Proceeds from shares issued	21,820	12,129	23,659	22,865	23,293	14,638
Reinvestment of dividends & distributions	15,465	10,806	11,739	6,173	14,409	9,449
Cost of shares redeemed	(23,192)	(54,616)	(8,905)	(15,743)	(9,082)	(27,250)
Net increase (decrease) from Class Y transactions	14,093	(31,681)	26,493	13,295	28,620	(3,163)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	153,561	(165,788)	93,313	(39,262)	120,474	(147,600)
Net Increase (Decrease) in Net Assets	(227,155)	57,946	(83,554)	45,600	(77,573)	68,410
Net Assets
Beginning of period	2,576,456	2,518,510	1,431,698	1,386,098	1,559,336	1,490,926
End of period(6)	$2,349,301	$2,576,456	$1,348,144	$1,431,698	$1,481,763	$1,559,336

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)	Commenced operations on January 31, 2018

(4)	See Note 6 in Notes to Financial Statements.

(5)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund’s Class F shares.

(6)

Includes undistributed (distributed in excess) net investment income of $6,434, $10,637, $2,666, $858, $10,664, $3,360,$(17), as of year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

N/A – Not applicable. Shares currently not offered.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Large Cap Index Fund (3)(4)		Tax-Managed Large Cap Fund		S&P 500 Index Fund (5)		Small Cap Fund
10/01/18 to 03/31/19	01/31/18 - 09/30/18	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018

$ 2,533	$2,076	$23,782	$34,278	$8,360	$15,273	$ 404	$(1,094)
(971)	3	240,012	30,493	10,143	19,921	(26,103)	81,651
(2,550)	11,821	(404,024)	556,043	(41,630)	100,560	(52,495)	18,310
–	–	(4)	(4)	–	–	–	–
–	330	–	–	–	–	–	–
(988)	14,230	(140,234)	620,810	(23,127)	135,754	(78,194)	98,867

N/A	N/A	N/A	N/A	–	(7,136)	N/A	N/A
(2,659)	(1,229)	(43,782)	(69,782)	(24,055)	(13,833)	(74,497)	(41,012)
N/A	N/A	N/A	N/A	(153)	(145)	N/A	N/A
N/A	N/A	(4,848)	(7,383)	–	(1,020)	(3,967)	(2,581)
(2,659)	(1,229)	(48,630)	(77,165)	(24,208)	(22,134)	(78,464)	(43,593)

N/A	N/A	N/A	N/A	N/A	22,021	N/A	N/A
N/A	N/A	N/A	N/A	N/A	6,600	N/A	N/A
N/A	N/A	N/A	N/A	N/A	(367,721)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	(339,100)	N/A	N/A

110,455	244,620	198,723	453,442	75,389	542,277	58,725	131,930
2,598	1,199	39,335	62,980	22,002	12,678	69,878	38,243
(33,760)	(24,949)	(359,991)	(624,582)	(132,955)	(162,467)	(85,730)	(120,361)
79,293	220,870	(121,933)	(108,160)	(35,564)	392,488	42,873	49,812

N/A	N/A	N/A	N/A	630	950	N/A	N/A
N/A	N/A	N/A	N/A	112	104	N/A	N/A
N/A	N/A	N/A	N/A	(1,017)	(1,848)	N/A	N/A
N/A	N/A	N/A	N/A	(275)	(794)	N/A	N/A

N/A	N/A	95,267	49,579	–	7,953	8,386	3,674
N/A	N/A	4,466	6,905	–	960	3,859	2,529
N/A	N/A	(24,863)	(49,662)	–	(53,919)	(5,494)	(11,956)
N/A	N/A	74,870	6,822	–	(45,006)	6,751	(5,753)
79,293	220,870	(47,063)	(101,338)	(35,839)	7,588	49,624	44,059
75,646	233,871	(235,927)	442,307	(83,174)	121,208	(107,034)	99,333

233,871	–	4,145,679	3,703,372	911,191	789,983	726,823	627,490
$ 309,517	$233,871	$3,909,752	$4,145,679	$828,017	$911,191	$ 619,789	$726,823

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	267

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2019 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018
Operations:
Net investment income (loss)	$2,267	$2,744	$(564)	$(1,884)	$2,839	$796
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(4,337)	31,935	8,912	48,827	34,457	66,732
Net realized gain (loss) on foreign currency transactions	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(33,490)	(9,978)	(56,116)	37,473	(140,868)	65,412
Net change in unrealized appreciation (depreciation) on foreign currency transactions	–	–	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(35,560)	24,701	(47,768)	84,416	(103,572)	132,940
Distributions:(1)
Class F:	(28,289)	(29,546)	(41,646)	(1,080)	(61,570)	(15,168)
Class I:	(202)	(211)	(251)	(7)	N/A	N/A
Class Y:	(3,699)	(3,431)	(3,853)	(99)	(6,362)	(1,561)
Total Distributions	(32,190)	(33,188)	(45,750)	(1,186)	(67,932)	(16,729)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	26,884	72,641	27,457	65,273	59,983	135,831
Reinvestment of dividends & distributions	26,232	27,593	38,613	1,006	54,479	13,460
Cost of shares redeemed	(46,479)	(105,499)	(65,780)	(68,743)	(96,313)	(130,259)
Net increase (decrease) from Class F transactions	6,637	(5,265)	290	(2,464)	18,149	19,032
Class I:
Proceeds from shares issued	188	232	143	278	N/A	N/A
Reinvestment of dividends & distributions	184	189	222	6	N/A	N/A
Cost of shares redeemed	(213)	(470)	(151)	(668)	N/A	N/A
Net increase (decrease) from Class I transactions	159	(49)	214	(384)	N/A	N/A
Class Y:
Proceeds from shares issued	8,431	4,571	6,490	2,725	22,605	12,545
Reinvestment of dividends & distributions	3,301	3,042	3,500	90	5,822	1,445
Cost of shares redeemed	(2,909)	(2,681)	(2,127)	(4,221)	(6,096)	(10,492)
Net increase (decrease) from Class Y transactions	8,823	4,932	7,863	(1,406)	22,331	3,498
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	15,619	(382)	8,367	(4,254)	40,480	22,530
Net Increase (Decrease) in Net Assets	(52,131)	(8,869)	(85,151)	78,976	(131,024)	138,741
Net Assets
Beginning of period	380,136	389,005	422,260	343,284	996,373	857,632
End of period(3)	$328,005	$380,136	$337,109	$422,260	$865,349	$996,373

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)

Includes undistributed (distributed in excess) net investment income of $1,134, $(253), $11, $218, $5,747, $13,478, $3,420, $6,114, as of year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

N/A – Not applicable. Shares currently not offered.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund
10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018

$ 530	$837	$16,931	$25,581	$9,136	$21,910	$10,066	$14,509	$2,976	$8,377
670	13,085	25,624	159,804	27,537	86,236	12,148	32,271	(8,765)	(3,504)
–	–	13	(16)	(200)	14,114	(7)	–	(60)	(172)
(8,179)	1,363	(11,114)	(5,759)	(58,018)	(8,380)	(21,314)	79,784	(7,713)	(1,624)
–	–	1	(22)	(74)	516	(3)	5	(35)	(23)
(6,979)	15,285	31,455	179,588	(21,619)	114,396	890	126,569	(13,597)	3,054

(12,204)	(9,154)	(96,753)	(87,983)	(101,358)	(86,097)	(37,478)	(40,751)	(8,199)	(8,730)
(85)	(65)	(125)	(121)	(108)	(107)	N/A	N/A	N/A	N/A
(297)	(195)	(72,518)	(71,712)	(20,528)	(16,212)	(2,981)	(2,734)	(723)	(411)
(12,586)	(9,414)	(169,396)	(159,816)	(121,994)	(102,416)	(40,459)	(43,485)	(8,922)	(9,141)

15,679	31,606	108,072	158,429	122,741	243,616	88,923	173,645	47,060	115,712
10,265	7,540	85,162	77,226	89,285	74,964	32,737	35,535	7,132	7,506
(32,754)	(25,654)	(148,118)	(316,096)	(195,747)	(386,385)	(145,342)	(250,349)	(61,709)	(98,753)
(6,810)	13,492	45,116	(80,441)	16,279	(67,805)	(23,682)	(41,169)	(7,517)	24,465

48	156	77	100	24	247	N/A	N/A	N/A	N/A
85	65	125	121	107	107	N/A	N/A	N/A	N/A
(64)	(293)	(7)	(486)	(46)	(702)	N/A	N/A	N/A	N/A
69	(72)	195	(265)	85	(348)	N/A	N/A	N/A	N/A

392	871	288,365	554,095	30,030	78,885	19,898	21,788	19,560	13,354
289	192	70,001	70,883	19,814	15,054	2,556	2,306	656	359
(409)	(485)	(93,722)	(527,771)	(52,383)	(76,223)	(13,414)	(12,402)	(6,447)	(1,204)
272	578	264,644	97,207	(2,539)	17,716	9,040	11,692	13,769	12,509
(6,469)	13,998	309,955	16,501	13,825	(50,437)	(14,642)	(29,477)	6,252	36,974
(26,034)	19,869	172,014	36,273	(129,788)	(38,457)	(54,211)	53,607	(16,267)	30,887

135,423	115,554	1,617,815	1,581,542	1,419,269	1,457,726	1,109,422	1,055,815	380,889	350,002
$109,389	$135,423	$1,789,829	$1,617,815	$1,289,481	$1,419,269	$1,055,211	$1,109,422	$364,622	$380,889

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	269

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2019 (Unaudited) and the year ended September 30,

	Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund
	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018
Operations:
Net investment income (loss)	$ 1,562	$ 1,955	$ 1,230	$ 2,163	$ 57,326	$ 60,725
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	744	20,291	(882)	(341)	12,169	(34,309)
Net realized gain (loss) on foreign currency transactions	–	–	–	–	201	(583)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	6,717	(14,490)	109	24	108,252	(66,691)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	–	–	–	(1)	(34)	(976)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,023	7,756	457	1,845	177,914	(41,834)
Distributions:(1)
Class F:	(7,409)	(12,172)	(1,232)	(1,764)	(53,238)	(54,886)
Class I:	(36)	(51)	(2)	(4)	(78)	(137)
Class Y:	(2,804)	(4,245)	(120)	(168)	(6,455)	(7,524)
Total Distributions	(10,249)	(16,468)	(1,354)	(1,936)	(59,771)	(62,547)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	12,177	25,277	10,287	27,089	334,663	469,326
Reinvestment of dividends & distributions	6,681	11,029	1,160	1,659	48,486	50,429
Cost of shares redeemed	(14,199)	(73,135)	(28,376)	(21,567)	(510,353)	(388,007)
Merger(3)	N/A	N/A	N/A	N/A	N/A	1,706,576
Net increase (decrease) from Class F transactions	4,659	(36,829)	(16,929)	7,181	(127,204)	1,838,324
Class I:
Proceeds from shares issued	8	22	4	13	2,323	4,709
Reinvestment of dividends & distributions	36	51	2	4	46	79
Cost of shares redeemed	(8)	(119)	(3)	(91)	(3,916)	(4,249)
Net increase (decrease) from Class I transactions	36	(46)	3	(74)	(1,547)	539
Class Y:
Proceeds from shares issued	2,174	4,800	897	3,524	63,125	73,389
Reinvestment of dividends & distributions	2,704	4,089	109	156	6,157	7,067
Cost of shares redeemed	(4,776)	(7,233)	(910)	(2,375)	(54,173)	(48,320)
Merger(3)	N/A	N/A	N/A	N/A	–	146,687
Net increase (decrease) from Class Y transactions	102	1,656	96	1,305	15,109	178,823
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	4,797	(35,219)	(16,830)	8,412	(113,642)	2,017,686
Net Increase (Decrease) in Net Assets	3,571	(43,931)	(17,727)	8,321	4,501	1,913,305
Net Assets
Beginning of period	131,367	175,298	84,685	76,364	3,999,971	2,086,666
End of period(4)	$ 134,938	$ 131,367	$ 66,958	$ 84,685	$ 4,004,472	$ 3,999,971

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to confirm with S-X Disclosure Simplification.
(2)	See Note 7 in Notes to Financial Statements for additional information.
(3)	See Note 13 in Notes to Financial Statements for additional information.
(4)

Includes undistributed (distributed in excess) net investment income of $(696), $661, $(3,818), $16,200, $1, $1,$2,869, as of year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

N/A – Not applicable. Shares currently not offered.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund
10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018

$ 45,734	$ 88,581	$ 3,114	$ 3,623	$ 1,205	$ 1,666	$ (538)	$ 6,644
(8,419)	4,702	2	1	–	6	(697)	(1,192)
(3)	2	–	–	–	–	–	–
(26,140)	(29,455)	40	(24)	26	1	4,482	(4,716)
1	(1)	–	–	–	–	–	–
11,173	63,829	3,156	3,600	1,231	1,673	3,247	736

(62,114)	(96,089)	(2,805)	(3,261)	(1,096)	(1,598)	(2,677)	(3,522)
(631)	(44)	N/A	N/A	N/A	N/A	N/A	N/A
(7,695)	(12,215)	(311)	(364)	(117)	(62)	(195)	(247)
(70,440)	(108,348)	(3,116)	(3,625)	(1,213)	(1,660)	(2,872)	(3,769)

177,073	375,071	124,083	111,401	27,976	63,554	25,852	50,004
56,044	86,971	1,993	2,270	866	1,235	2,199	2,882
(238,985)	(407,553)	(105,560)	(94,266)	(31,989)	(65,682)	(38,725)	(63,482)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(5,868)	54,489	20,516	19,405	(3,147)	(893)	(10,674)	(10,596)

39,509	69	N/A	N/A	N/A	N/A	N/A	N/A
23	42	N/A	N/A	N/A	N/A	N/A	N/A
(27,539)	(688)	N/A	N/A	N/A	N/A	N/A	N/A
11,993	(577)	N/A	N/A	N/A	N/A	N/A	N/A

23,502	26,549	8,345	26,030	22,297	11,647	5,971	2,483
7,429	11,818	297	353	116	59	188	242
(24,929)	(42,849)	(10,923)	(18,867)	(7,182)	(4,363)	(3,609)	(4,054)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6,002	(4,482)	(2,281)	7,516	15,231	7,343	2,550	(1,329)
12,127	49,430	18,235	26,921	12,084	6,450	(8,124)	(11,925)
(47,140)	4,911	18,275	26,896	12,102	6,463	(7,749)	(14,958)

1,662,625	1,657,714	237,320	210,424	173,464	167,001	255,580	270,538
$1,615,485	$1,662,625	$255,595	$237,320	$185,566	$173,464	$247,831	$ 255,580

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	271

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2019 (Unaudited) and the year ended September 30,

	Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund

	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018

Operations:
Net investment income	$6,052	$11,087	$6,151	$3,719	$ 2,559	$18,021
Net realized gain (loss) from investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	7,460	(29,497)	(10,074)	13,086	6,076	91,889
Net realized gain (loss) on foreign currency transactions	(17)	(3,136)	(529)	561	(1,598)	(6,991)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts, options, swaptions and swap contracts	(36,282)	109,935	(6,606)	(6,176)	89,786	(33,623)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	2,428	(1,774)	(46)	(447)	81	9,479

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,359)	86,615	(11,104)	10,743	96,904	78,775

Distributions:(1)
Class F:	(13,354)	(11,364)	(22,445)	(11,092)	(77,746)	(123,715)
Class Y:	(1,480)	(1,475)	(259)	(121)	(6,828)	(11,492)
Return of Capital:
Class F:	–	–	–	–	–	–
Class Y:	–	–	–	–	–	–

Total Distributions	(14,834)	(12,839)	(22,704)	(11,213)	(84,574)	(135,207)

Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	60,243	180,178	41,443	96,356	180,540	568,202
Reinvestment of dividends & distributions	12,489	10,569	20,412	10,009	71,476	112,874
Cost of shares redeemed	(116,859)	(154,254)	(66,816)	(104,381)	(339,634)	(442,055)

Net increase (decrease) from Class F transactions	(44,127)	36,493	(4,961)	1,984	(87,618)	239,021

Class Y:
Proceeds from shares issued	10,232	24,348	5,287	1,914	30,381	20,748
Reinvestment of dividends & distributions	1,468	1,465	248	116	6,790	11,436
Cost of shares redeemed	(15,183)	(27,388)	(1,295)	(921)	(40,913)	(37,753)

Net increase (decrease) from Class Y transactions	(3,483)	(1,575)	4,240	1,109	(3,742)	(5,569)

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(47,610)	34,918	(721)	3,093	(91,360)	233,452

Net Increase (Decrease) in Net Assets	(82,803)	108,694	(34,529)	2,623	(79,030)	177,020

Net Assets
Beginning of period	878,316	769,622	515,510	512,887	2,883,436	2,706,416

End of period(3)	$795,513	$878,316	$480,981	$515,510	$ 2,804,406	$2,883,436

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.

(2)	See Note 7 in Notes to Financial Statements for additional information.
(3)

Includes undistributed (distributed in excess) net investment income of $8,131, $3,841, $(31,478), $(2,511), $2,525, $507, $122, as of year ended September 30,2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “–” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

272	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018	10/01/18 to 03/31/19	2018

$ 20,071	$37,225	$ 2,411	$17,829	$ 4,392	$6,604	$ 227	$251
858	(21,869)	(24,106)	(8,677)	(1,420)	3,462	(1,865)	1,255
(599)	405	38	294	1,084	1,483	–	–
11,696	(603)	15,351	(37)	5,948	5,096	207	(89)
(73)	207	(53)	299	17	(3,654)	–	–

31,953	15,365	(6,359)	9,708	10,021	12,991	(1,431)	1,417

(13,864)	(30,960)	(14,874)	(11,555)	(3,555)	(25,696)	(154)	(2)
(2,986)	(6,868)	(1,199)	(1,099)	(268)	(1,843)	(1,144)	(3,297)

–	(1,710)	–	–	–	–	–	–
–	(385)	–	–	–	–	–	–

(16,850)	(39,923)	(16,073)	(12,654)	(3,823)	(27,539)	(1,298)	(3,299)

75,814	215,339	64,637	195,293	81,151	162,884	6,197	4,203
11,841	27,889	13,675	10,530	2,824	20,037	154	3
(128,549)	(221,840)	(112,452)	(163,885)	(104,991)	(180,605)	(7,098)	(111)

(40,894)	21,388	(34,140)	41,938	(21,016)	2,316	(747)	4,095

15,308	39,982	10,578	5,855	9,317	4,907	–	–
2,933	7,110	1,168	1,071	267	1,839	–	–
(37,315)	(34,218)	(8,799)	(11,612)	(5,432)	(11,444)	(1,500)	–

(19,074)	12,874	2,947	(4,686)	4,152	(4,698)	(1,500)	–

(59,968)	34,262	(31,193)	37,252	(16,864)	(2,382)	(2,247)	4,095

(44,865)	9,704	(53,625)	34,306	(10,666)	(16,930)	(4,976)	2,213

990,451	980,747	924,003	889,697	727,663	744,593	36,595	34,382

$ 945,586	$990,451	$ 870,378	$924,003	$ 716,997	$727,663	$ 31,619	$36,595

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	273

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six months ended March 31, 2019

Multi-Asset Inflation Managed Fund

Cash Flows from Operating Activities:

Net decrease in net assets from operations	$(6,359)

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Purchase of investment securities	(272,453)

Proceeds from disposition of investment securities	321,263

Proceeds from securities sold short	24,665

Purchases to cover securities sold short	(26,921)

Purchased options/purchases to cover written options	(338)

Amortization (accretion of market discount)	169

Net Realized Gain/(Loss) on:

Investments, options contracts and securities sold short	10,095

Net Change in Unrealized (Appreciation)/Depreciation on:

Investments, options contracts and securities sold short	(17,300)

Changes in Assets:

Cash collateral on swaps	106

Cash collateral on futures	892

Foreign currency, at value	(804)

Receivable for investment securities sold	(11,573)

Dividends and interest receivable	(127)

Unrealized gain on forward foreign currency contracts	420

Unrealized gain of foreign spot currency contracts	3

OTC swap contracts, at value	(42)

Receivable for variation margin	403

Due from broker	292

Foreign tax reclaim receivable	10

Prepaid expenses	(6)

Changes in Liabilities:

Shareholder servicing fees payable, Class F	(5)

Payable for investment securities purchased	174

OTC swap contracts, at value	1,070

Payable for variation margin	96

Investment advisory fees payable	2

Trustees fees payable	4

Administration fees payable	(3)

Unrealized loss on forward foreign currency contracts	(65)

Unrealized loss on foreign currency spot contracts	57

Interest payable	529

Accrued expenses payable	(14)

Net cash provided by operating activities	24,240

Cash Flows from Financing Activities

Reverse repurchase agreements	54,447

Dividends and distributions	(16,073)

Proceeds from shares issued	75,259

Reinvestment of dividends and distributions	14,843

Cost of shares redeemed	(121,333)

Net cash provided by financing activities	7,143

Net Change in Cash	31,383

Cash and cash equivalents at beginning of period	$140,831

Cash and cash equivalents at end of period	$172,214

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F
2019@	$15.92	$0.10	$(0.72)	$(0.62)	$(0.09)	$(1.77)	$(1.86)	$13.44	(3.04)%	$2,217,205	0.89%		0.89%		0.95%		1.46%	44%
2018	14.65	0.13	2.22	2.35	(0.12)	(0.96)	(1.08)	15.92	16.80	2,439,320	0.89		0.89		0.94		0.87	80
2017	12.54	0.12	2.11	2.23	(0.12)	–	(0.12)	14.65	17.88	2,362,180	0.89		0.89		0.95		0.91	100
2016	13.71	0.12	1.16	1.28	(0.12)	(2.33)	(2.45)	12.54	10.15	2,237,663	0.91	(2)	0.91	(2)	0.99	(2)	1.01	68
2015	15.19	0.11	(0.30)	(0.19)	(0.09)	(1.20)	(1.29)	13.71	(1.73)	2,483,582	0.89		0.89		0.97		0.74	110
2014	13.95	0.09	2.19	2.28	(0.09)	(0.95)	(1.04)	15.19	16.96	2,581,944	0.89		0.89		1.01		0.60	57
Class Y
2019@	$15.93	$0.12	$(0.72)	$(0.60)	$(0.11)	$(1.77)	$(1.88)	$13.45	(2.90)%	$132,096	0.64%		0.64%		0.70%		1.71%	44%
2018	14.66	0.17	2.22	2.39	(0.16)	(0.96)	(1.12)	15.93	17.08	137,136	0.64		0.64		0.69		1.11	80
2017	12.55	0.16	2.10	2.26	(0.15)	–	(0.15)	14.66	18.16	156,329	0.64		0.64		0.70		1.16	100
2016	13.71	0.16	1.16	1.32	(0.15)	(2.33)	(2.48)	12.55	10.50	164,611	0.66	(2)	0.66	(2)	0.74	(2)	1.26	68
2015(3)	14.62	0.11	(0.94)	(0.83)	(0.08)	–	(0.08)	13.71	(5.74)	156,158	0.64		0.64		0.72		1.03	110
Large Cap Value Fund
Class F
2019@	$26.21	$0.27	$(1.29)	$(1.02)	$(0.24)	$(2.06)	$(2.30)	$22.89	(3.43)%	$1,192,683	0.89%		0.89%		0.94%		2.35%	24%
2018	24.70	0.39	2.39	2.78	(0.37)	(0.90)	(1.27)	26.21	11.54	1,285,571	0.89		0.89		0.93		1.51	83
2017	21.20	0.32	3.49	3.81	(0.31)	–	(0.31)	24.70	18.13	1,261,075	0.89		0.89		0.93		1.38	76
2016	22.35	0.32	1.78	2.10	(0.30)	(2.95)	(3.25)	21.20	10.16	1,300,029	0.91	(2)	0.91	(2)	0.95	(2)	1.56	70
2015	25.71	0.32	(1.72)	(1.40)	(0.25)	(1.71)	(1.96)	22.35	(6.15)	1,300,033	0.89		0.90		0.93		1.29	96
2014	21.94	0.29	3.76	4.05	(0.28)	–	(0.28)	25.71	18.55	1,527,500	0.89		0.89		0.97		1.19	58
Class I
2019@	$26.23	$0.25	$(1.30)	$(1.05)	$(0.21)	$(2.06)	$(2.27)	$22.91	(3.53)%	$4,014	1.11%		1.11%		1.18%		2.12%	24%
2018	24.71	0.33	2.40	2.73	(0.31)	(0.90)	(1.21)	26.23	11.30	4,427	1.11		1.11		1.18		1.29	83
2017	21.21	0.27	3.49	3.76	(0.26)	–	(0.26)	24.71	17.84	4,666	1.11		1.11		1.18		1.16	76
2016	22.35	0.28	1.78	2.06	(0.25)	(2.95)	(3.20)	21.21	9.93	6,165	1.13	(2)	1.13	(2)	1.20	(2)	1.33	70
2015	25.71	0.27	(1.72)	(1.45)	(0.20)	(1.71)	(1.91)	22.35	(6.34)	7,477	1.11		1.12		1.18		1.06	96
2014	21.96	0.24	3.75	3.99	(0.24)	–	(0.24)	25.71	18.22	9,499	1.11		1.11		1.22		0.97	58
Class Y
2019@	$26.21	$0.30	$(1.28)	$(0.98)	$(0.27)	$(2.06)	$(2.33)	$22.90	(3.26)%	$151,447	0.64%		0.64%		0.69%		2.59%	24%
2018	24.70	0.45	2.40	2.85	(0.44)	(0.90)	(1.34)	26.21	11.82	141,700	0.64		0.64		0.68		1.77	83
2017	21.21	0.38	3.48	3.86	(0.37)	–	(0.37)	24.70	18.37	120,357	0.64		0.64		0.69		1.63	76
2016(4)	23.90	0.35	0.16	0.51	(0.25)	(2.95)	(3.20)	21.21	2.88	22,004	0.66	(2)	0.66	(2)	0.70	(2)	1.89	70

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	275

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2019@	$39.89	$0.10	$(1.05)	$(0.95)	$(0.06)	$(4.33)	$(4.39)	$34.55	(1.29)%	$1,326,808	0.89%		0.89%		0.98%		0.57%	49%
2018	34.72	0.06	8.03	8.09	(0.05)	(2.87)	(2.92)	39.89	24.74	1,416,472	0.89		0.89		0.98		0.16	75
2017	29.74	0.06	4.96	5.02	(0.04)	–	(0.04)	34.72	16.89	1,364,211	0.89		0.89		0.98		0.20	95
2016	32.22	0.02	3.02	3.04	(0.01)	(5.51)	(5.52)	29.74	9.77	1,421,656	0.91	(2)	0.91	(2)	1.00	(2)	0.06	93
2015	33.82	0.08	0.97	1.05	(0.05)	(2.60)	(2.65)	32.22	2.87	1,442,646	0.89		0.89		0.98		0.24	110
2014	30.28	0.09	4.25	4.34	(0.09)	(0.71)	(0.80)	33.82	14.51	1,550,723	0.89		0.89		1.02		0.26	61
Class I
2019@	$38.96	$0.06	$(1.03)	$(0.97)	$(0.01)	$(4.33)	$(4.34)	$33.65	(1.40)%	$3,425	1.11%		1.11%		1.23%		0.34%	49%
2018	34.02	(0.02)	7.84	7.82	(0.01)	(2.87)	(2.88)	38.96	24.42	3,863	1.11		1.11		1.23		(0.06)	75
2017	29.17	(0.01)	4.86	4.85	–	–	–	34.02	16.63	3,607	1.11		1.11		1.23		(0.03)	95
2016	31.75	(0.04)	2.97	2.93	–	(5.51)	(5.51)	29.17	9.54	4,783	1.13	(2)	1.13	(2)	1.25	(2)	(0.15)	93
2015	33.40	0.01	0.96	0.97	(0.02)	(2.60)	(2.62)	31.75	2.65	5,558	1.11		1.11		1.23		0.02	110
2014	29.93	0.01	4.21	4.22	(0.04)	(0.71)	(0.75)	33.40	14.28	7,245	1.11		1.11		1.27		0.05	61
Class Y
2019@	$39.96	$0.14	$(1.05)	$(0.91)	$(0.13)	$(4.33)	$(4.46)	$34.59	(1.18)%	$151,530	0.64%		0.64%		0.74%		0.83%	49%
2018	34.76	0.15	8.04	8.19	(0.12)	(2.87)	(2.99)	39.96	25.04	139,001	0.64		0.64		0.73		0.41	75
2017	29.80	0.14	4.96	5.10	(0.14)	–	(0.14)	34.76	17.17	123,109	0.64		0.64		0.74		0.45	95
2016(3)	34.91	0.07	0.36	0.43	(0.03)	(5.51)	(5.54)	29.80	1.58	20,481	0.66	(2)	0.66	(2)	0.75	(2)	0.25	93
Large Cap Index Fund
Class F
2019@	$10.37	$0.10	$(0.30)	$(0.20)	$(0.09)	$(0.02)	$(0.11)	$10.06	(1.88)%	$309,517	0.25%		0.25%		0.65%		2.02%	5%
2018(4)	10.00	0.13	0.31	0.44	(0.07)	–	(0.07)	10.37	4.47 ‡	233,871	0.25		0.25		0.64		1.93	6
Tax-Managed Large Cap Fund
Class F
2019@	$27.66	$0.16	$(1.08)	$(0.92)	$(0.14)	$(0.18)	$(0.32)	$26.42	(3.25)%	$3,475,848	0.89%		0.89%		0.91%		1.23%	33%
2018	24.11	0.22	3.83	4.05	(0.20)	(0.30)	(0.50)	27.66	16.99	3,773,973	0.89		0.89		0.90		0.84	44
2017	20.74	0.18	3.37	3.55	(0.18)	–	(0.18)	24.11	17.19	3,385,550	0.90	(5)	0.90	(5)	0.94	(5)	0.82	88
2016	19.13	0.19	1.60	1.79	(0.18)	–	(0.18)	20.74	9.42	3,427,251	0.91	(2)	0.91	(2)	1.00	(2)	0.95	89
2015	19.64	0.14	(0.52)	(0.38)	(0.13)	–	(0.13)	19.13	(1.99)	3,072,983	0.89		0.89		0.98		0.70	85
2014	16.81	0.12	2.84	2.96	(0.13)	–	(0.13)	19.64	17.63	3,089,839	0.89		0.89		1.02		0.65	39
Class Y
2019@	$27.67	$0.19	$(1.08)	$(0.89)	$(0.17)	$(0.18)	$(0.35)	$26.43	(3.12)%	$433,904	0.64%		0.64%		0.66%		1.51%	33%
2018	24.13	0.28	3.82	4.10	(0.26)	(0.30)	(0.56)	27.67	17.22	371,706	0.64		0.64		0.65		1.08	44
2017	20.75	0.24	3.37	3.61	(0.23)	–	(0.23)	24.13	17.52	317,822	0.65	(5)	0.65	(5)	0.69	(5)	1.07	88
2016	19.13	0.24	1.61	1.85	(0.23)	–	(0.23)	20.75	9.75	198,095	0.66	(2)	0.66	(2)	0.75	(2)	1.20	89
2015(6)	20.46	0.15	(1.38)	(1.23)	(0.10)	–	(0.10)	19.13	(6.04)	129,791	0.64		0.64		0.73		1.00	85

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes contribution from SIMC. Without the cash contribution, the Fund’s return would have been 4.26% (See Note 6 in the Notes to Financial Statements).
@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(4)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.
(5)	The expense ratio includes litigation expenses outside the cap.
(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

276	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F (3)
2019@	$68.94	$0.65	$(2.04)	$(1.39)	$(0.63)	$(1.24)	$(1.87)	$65.68	(1.80)%	$822,224	0.25%		0.25%		0.55%		2.08%	6%
2018	60.22	1.20	9.19	10.39	(1.13)	(0.54)	(1.67)	68.94	17.53	904,819	0.29		0.29		0.55		1.85	17
2017	53.32	0.89	8.47	9.36	(0.87)	(1.59)	(2.46)	60.22	18.12	417,308	0.43		0.43		0.54		1.58	21
2016	47.23	0.86	6.13	6.99	(0.83)	(0.07)	(0.90)	53.32	14.93	386,477	0.45	(2)	0.45	(2)	0.57	(2)	1.69	10
2015	53.00	0.77	(0.99)	(0.22)	(0.86)	(4.69)	(5.55)	47.23	(0.97)	385,743	0.43		0.43		0.54		1.51	12
2014	46.20	0.79	7.91	8.70	(0.83)	(1.07)	(1.90)	53.00	19.23	394,132	0.43		0.43		0.54		1.58	10
Class I
2019@	$69.31	$0.53	$(2.05)	$(1.52)	$(0.50)	$(1.24)	$(1.74)	$66.05	(1.98)%	$5,793	0.65%		0.65%		0.80%		1.67%	6%
2018	60.56	0.92	9.30	10.22	(0.93)	(0.54)	(1.47)	69.31	17.13	6,372	0.65		0.65		0.80		1.43	17
2017	53.58	0.77	8.52	9.29	(0.72)	(1.59)	(2.31)	60.56	17.87	6,328	0.65		0.65		0.79		1.36	21
2016	47.46	0.76	6.15	6.91	(0.72)	(0.07)	(0.79)	53.58	14.67	6,473	0.67	(2)	0.67	(2)	0.82	(2)	1.49	10
2015	53.22	0.66	(0.99)	(0.33)	(0.74)	(4.69)	(5.43)	47.46	(1.19)	7,774	0.65		0.65		0.79		1.28	12
2014	46.38	0.68	7.94	8.62	(0.71)	(1.07)	(1.78)	53.22	18.95	7,962	0.65		0.65		0.79		1.35	10
Small Cap Fund
Class F
2019@	$14.28	$0.01	$(1.66)	$(1.65)	$–	$(1.56)	$(1.56)	$11.07	(10.73)%	$584,101	1.14%		1.14%		1.24%		0.12%	69%
2018	13.25	(0.02)	1.97	1.95	–	(0.92)	(0.92)	14.28	15.56	690,400	1.14		1.14		1.24		(0.17)	162
2017	11.61	(0.02)	1.68	1.66	(0.02)	–	(0.02)	13.25	14.29	588,341	1.14		1.14		1.24		(0.12)	135
2016	11.99	–	0.88	0.88	–	(1.26)	(1.26)	11.61	7.76	550,556	1.16	(2)	1.16	(2)	1.26	(2)	0.03	104
2015	13.01	(0.01)	0.04	0.03	–	(1.05)	(1.05)	11.99	(0.24)	495,245	1.14		1.14		1.22		(0.11)	137
2014	13.32	(0.03)	0.61	0.58	–*	(0.89)	(0.89)	13.01	4.38	483,282	1.14		1.14		1.28		(0.24)	72
Class Y
2019@	$14.38	$0.02	$(1.66)	$(1.64)	$–	$(1.56)	$(1.56)	$11.18	(10.57)%	$35,688	0.89%		0.89%		0.99%		0.37%	69%
2018	13.31	0.01	1.98	1.99	–*	(0.92)	(0.92)	14.38	15.83	36,423	0.89		0.89		0.98		0.07	162
2017	11.66	0.02	1.67	1.69	(0.04)	–	(0.04)	13.31	14.51	39,149	0.89		0.89		0.99		0.13	135
2016	12.01	0.03	0.89	0.92	(0.01)	(1.26)	(1.27)	11.66	8.08	37,859	0.91	(2)	0.91	(2)	1.01	(2)	0.28	104
2015(3)	12.89	0.01	(0.89)	(0.88)	–	–	–	12.01	(6.83)	32,810	0.89		0.89		0.98		0.11	137

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

*	Amount represents less than $0.01 per share.
@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the fund’s Class F shares.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	277

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2019@	$25.54	$0.14	$(2.62)	$(2.48)	$(0.12)	$(2.10)	$(2.22)	$20.84	(9.13)%	$283,074	1.14%		1.14%		1.24%		1.35%	41%
2018	26.16	0.17	1.53	1.70	(0.17)	(2.15)	(2.32)	25.54	6.81	336,361	1.14		1.14		1.24		0.68	132
2017	22.75	0.11	3.43	3.54	(0.13)	–	(0.13)	26.16	15.61	349,296	1.14		1.14		1.23		0.45	123
2016	21.80	0.14	2.27	2.41	(0.15)	(1.31)	(1.46)	22.75	11.60	362,348	1.17	(2)	1.17	(2)	1.26	(2)	0.63	87
2015	23.97	0.13	(0.19)	(0.06)	(0.15)	(1.96)	(2.11)	21.80	(0.76)	345,594	1.14		1.14		1.23		0.56	87
2014	23.24	0.12	0.95	1.07	(0.14)	(0.20)	(0.34)	23.97	4.54	374,828	1.14		1.14		1.27		0.49	52
Class I
2019@	$25.31	$0.12	$(2.60)	$(2.48)	$(0.10)	$(2.10)	$(2.20)	$20.63	(9.23)%	$2,092	1.36%		1.36%		1.49%		1.14%	41%
2018	25.94	0.12	1.51	1.63	(0.11)	(2.15)	(2.26)	25.31	6.59	2,354	1.36		1.36		1.49		0.46	132
2017	22.57	0.05	3.41	3.46	(0.09)	–	(0.09)	25.94	15.37	2,466	1.36		1.36		1.48		0.22	123
2016	21.64	0.09	2.25	2.34	(0.10)	(1.31)	(1.41)	22.57	11.34	2,910	1.39	(2)	1.39	(2)	1.51	(2)	0.40	87
2015	23.81	0.08	(0.19)	(0.11)	(0.10)	(1.96)	(2.06)	21.64	(0.99)	3,736	1.36		1.36		1.48		0.34	87
2014	23.09	0.07	0.93	1.00	(0.08)	(0.20)	(0.28)	23.81	4.29	4,179	1.36		1.36		1.52		0.27	52
Class Y
2019@	$25.56	$0.17	$(2.62)	$(2.45)	$(0.15)	$(2.10)	$(2.25)	$20.86	(9.00)%	$42,839	0.89%		0.89%		0.99%		1.62%	41%
2018	26.18	0.24	1.52	1.76	(0.23)	(2.15)	(2.38)	25.56	7.07	41,421	0.89		0.88		0.99		0.94	132
2017	22.76	0.18	3.43	3.61	(0.19)	–	(0.19)	26.18	15.94	37,243	0.89		0.89		0.99		0.74	123
2016(3)	22.95	0.18	1.09	1.27	(0.15)	(1.31)	(1.46)	22.76	6.04	7,207	0.92	(2)	0.92	(2)	1.02	(2)	0.91	87
Small Cap Growth Fund
Class F
2019@	$42.96	$(0.06)	$(4.98)	$(5.04)	$–	$(4.93)	$(4.93)	$32.99	(10.90)%	$300,620	1.11%		1.11%		1.24%		(0.35)%	100%
2018	34.42	(0.20)	8.86	8.66	–	(0.12)	(0.12)	42.96	25.25	386,055	1.11		1.11		1.24		(0.53)	168
2017	28.86	(0.17)	5.73	5.56	–	–	–	34.42	19.27	312,759	1.11		1.11		1.23		(0.55)	116
2016	26.60	(0.08)	2.34	2.26	–	–	–	28.86	8.50	312,240	1.14	(2)	1.14	(2)	1.26	(2)	(0.31)	124
2015	25.95	(0.14)	0.79	0.65	–	–	–	26.60	2.50	325,353	1.11		1.11		1.23		(0.48)	131
2014	24.63	(0.15)	1.47	1.32	–*	–	–*	25.95	5.36	335,849	1.11		1.11		1.28		(0.57)	70
Class I
2019@	$41.21	$(0.10)	$(4.78)	$(4.88)	$–	$(4.93)	$(4.93)	$31.40	(10.98)%	$1,854	1.36%		1.36%		1.49%		(0.60)%	100%
2018	33.11	(0.28)	8.50	8.22	–	(0.12)	(0.12)	41.21	24.92	2,127	1.36		1.36		1.49		(0.79)	168
2017	27.83	(0.24)	5.52	5.28	–	–	–	33.11	18.97	2,079	1.36		1.36		1.48		(0.79)	116
2016	25.71	(0.14)	2.26	2.12	–	–	–	27.83	8.25	2,253	1.39	(2)	1.39	(2)	1.51	(2)	(0.56)	124
2015	25.15	(0.20)	0.76	0.56	–	–	–	25.71	2.23	2,774	1.36		1.36		1.48		(0.73)	131
2014	23.93	(0.21)	1.43	1.22	–	–	–	25.15	5.10	2,968	1.36		1.36		1.52		(0.82)	70
Class Y
2019@	$43.27	$(0.01)	$(5.01)	$(5.02)	$–	$(4.93)	$(4.93)	$33.32	(10.76)%	$34,635	0.86%		0.86%		0.99%		(0.09)%	100%
2018	34.59	(0.11)	8.91	8.80	–	(0.12)	(0.12)	43.27	25.56	34,078	0.86		0.86		0.99		(0.28)	168
2017	28.93	(0.11)	5.77	5.66	–	–	–	34.59	19.57	28,446	0.86		0.86		0.98		(0.36)	116
2016(3)	27.72	(0.02)	1.23	1.21	–	–	–	28.93	4.37	7,243	0.89	(2)	0.89	(2)	1.01	(2)	(0.08)	124

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are either $0 or have been rounded to $0.

278	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2019@	$25.02	$0.07	$(2.71)	$(2.64)	$(0.04)	$(1.67)	$(1.71)	$20.67	(10.14)%	$768,972	1.11%		1.11%		1.24%		0.63%	71%
2018	22.09	0.02	3.34	3.36	(0.02)	(0.41)	(0.43)	25.02	15.38	907,519	1.11		1.11		1.23		0.07	186
2017	18.97	0.03	3.17	3.20	(0.08)	–	(0.08)	22.09	16.91	782,449	1.11	(2)	1.11	(2)	1.24	(2)	0.12	151
2016	17.53	0.06	1.44	1.50	(0.06)	–	(0.06)	18.97	8.55	643,288	1.13	(3)	1.13	(3)	1.25	(3)	0.35	107
2015	17.62	0.02	0.09	0.11	(0.01)	(0.19)	(0.20)	17.53	0.58	589,712	1.11		1.11		1.23		0.12	98
2014	17.10	0.01	1.40	1.41	(0.02)	(0.87)	(0.89)	17.62	8.44	573,175	1.11		1.11		1.28		0.07	61
Class Y
2019@	$25.07	$0.09	$(2.72)	$(2.63)	$(0.07)	$(1.67)	$(1.74)	$20.70	(10.05)%	$96,377	0.89%		0.89%		0.99%		0.88%	71%
2018	22.11	0.07	3.35	3.42	(0.05)	(0.41)	(0.46)	25.07	15.69	88,854	0.89		0.89		0.98		0.29	186
2017	18.98	0.07	3.17	3.24	(0.11)	–	(0.11)	22.11	17.14	75,183	0.90	(2)	0.90	(2)	0.99	(2)	0.34	151
2016	17.55	0.10	1.44	1.54	(0.11)	–	(0.11)	18.98	8.79	47,185	0.91	(3)	0.91	(3)	1.00	(3)	0.58	107
2015(4)	18.52	0.05	(1.01)	(0.96)	(0.01)	–	(0.01)	17.55	(5.17)	28,090	0.89		0.89		0.98		0.32	98
Mid-Cap Fund
Class F
2019@	$29.13	$0.12	$(1.62)	$(1.50)	$(0.11)	$(2.78)	$(2.89)	$24.74	(4.25)%	$105,812	0.98%		0.98%		0.99%		0.93%	52%
2018	27.81	0.19	3.37	3.56	(0.21)	(2.03)	(2.24)	29.13	13.41	131,640	0.98		0.98		0.99		0.66	99
2017	24.00	0.17	3.99	4.16	(0.16)	(0.19)	(0.35)	27.81	17.52	112,423	0.98		0.98		0.99		0.67	112
2016	25.08	0.27	2.86	3.13	(0.34)	(3.87)	(4.21)	24.00	14.10	87,780	1.01	(3)	1.01	(3)	1.01	(3)	1.16	115
2015	27.53	0.17	0.12	0.29	(0.07)	(2.67)	(2.74)	25.08	0.67	93,923	0.98		0.98		0.98		0.63	175
2014	24.64	0.04	3.65	3.69	(0.06)	(0.74)	(0.80)	27.53	15.28	93,705	1.02		1.02		1.03		0.16	66
Class I
2019@	$29.09	$0.09	$(1.62)	$(1.53)	$(0.08)	$(2.78)	$(2.86)	$24.70	(4.36)%	$767	1.20%		1.20%		1.24%		0.71%	52%
2018	27.78	0.12	3.36	3.48	(0.14)	(2.03)	(2.17)	29.09	13.11	821	1.20		1.21		1.24		0.42	99
2017	23.96	0.12	4.00	4.12	(0.11)	(0.19)	(0.30)	27.78	17.32	864	1.20		1.20		1.24		0.46	112
2016	25.04	0.22	2.85	3.07	(0.28)	(3.87)	(4.15)	23.96	13.84	871	1.24	(3)	1.24	(3)	1.27	(3)	0.97	115
2015	27.52	0.10	0.12	0.22	(0.03)	(2.67)	(2.70)	25.04	0.43	883	1.20		1.20		1.23		0.38	175
2014	24.64	(0.02)	3.65	3.63	(0.01)	(0.74)	(0.75)	27.52	15.01	1,144	1.26		1.26		1.28		(0.08)	66
Class Y
2019@	$29.15	$0.15	$(1.62)	$(1.47)	$(0.14)	$(2.78)	$(2.92)	$24.76	(4.13)%	$2,810	0.73%		0.73%		0.74%		1.19%	52%
2018	27.83	0.26	3.37	3.63	(0.28)	(2.03)	(2.31)	29.15	13.68	2,962	0.73		0.74		0.74		0.92	99
2017	24.01	0.24	4.00	4.24	(0.23)	(0.19)	(0.42)	27.83	17.84	2,267	0.73		0.73		0.74		0.93	112
2016(5)	26.61	0.30	1.29	1.59	(0.32)	(3.87)	(4.19)	24.01	7.56	479	0.78	(3)	0.78	(3)	0.78	(3)	1.43	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes litigation expenses outside the cap.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	279

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2019@	$18.69	$0.17	$0.01	$0.18	$(0.15)	$(1.83)	$(1.98)	$16.89	1.55%	$895,163	0.95%	0.95%		1.23%		2.00%	26%
2018	18.26	0.26	1.80	2.06	(0.27)	(1.36)	(1.63)	18.69	11.83	934,551	0.97	0.97		1.23		1.44	72
2017	17.04	0.25	1.72	1.97	(0.26)	(0.49)	(0.75)	18.26	11.85	994,387	1.00	1.00		1.23		1.45	48
2016	16.23	0.25	1.62	1.87	(0.26)	(0.80)	(1.06)	17.04	12.01	1,126,685	1.02(2)	1.02	(2)	1.25	(2)	1.53	43
2015	17.50	0.25	0.60	0.85	(0.25)	(1.87)	(2.12)	16.23	4.61	959,241	1.00	1.00		1.23		1.47	58
2014	16.09	0.23	2.62	2.85	(0.23)	(1.21)	(1.44)	17.50	18.68	1,001,565	1.00	1.00		1.27		1.38	71
Class I
2019@	$18.69	$0.15	$0.01	$0.16	$(0.13)	$(1.83)	$(1.96)	$16.89	1.42%	$1,274	1.20%	1.20%		1.48%		1.76%	26%
2018	18.26	0.21	1.80	2.01	(0.22)	(1.36)	(1.58)	18.69	11.55	1,183	1.22	1.22		1.48		1.18	72
2017	17.03	0.21	1.71	1.92	(0.20)	(0.49)	(0.69)	18.26	11.58	1,426	1.25	1.25		1.48		1.21	48
2016	16.21	0.21	1.62	1.83	(0.21)	(0.80)	(1.01)	17.03	11.76	1,928	1.27(2)	1.27	(2)	1.50	(2)	1.28	43
2015	17.47	0.21	0.60	0.81	(0.20)	(1.87)	(2.07)	16.21	4.43	1,469	1.25	1.25		1.48		1.22	58
2014	16.07	0.19	2.61	2.80	(0.19)	(1.21)	(1.40)	17.47	18.35	1,280	1.25	1.25		1.52		1.13	71
Class Y
2019@	$18.70	$0.19	$0.02	$0.21	$(0.18)	$(1.83)	$(2.01)	$16.90	1.68%	$893,392	0.70%	0.70%		0.98%		2.31%	26%
2018	18.27	0.30	1.80	2.10	(0.31)	(1.36)	(1.67)	18.70	12.11	682,081	0.72	0.72		0.98		1.68	72
2017	17.05	0.30	1.71	2.01	(0.30)	(0.49)	(0.79)	18.27	12.13	585,729	0.75	0.75		0.98		1.73	48
2016	16.24	0.29	1.62	1.91	(0.30)	(0.80)	(1.10)	17.05	12.28	486,555	0.77(2)	0.77	(2)	1.00	(2)	1.78	43
2015(3)	16.51	0.22	(0.35)	(0.13)	(0.14)	–	(0.14)	16.24	(1.97)	392,240	0.75	0.75		0.99		1.73	58
Global Managed Volatility Fund
Class F
2019@	$12.08	$0.08	$(0.28)	$(0.20)	$(0.29)	$(0.77)	$(1.06)	$10.82	(1.10)%	$1,081,967	1.11%	1.11%		1.24%		1.38%	35%
2018	11.97	0.17	0.77	0.94	(0.18)	(0.65)	(0.83)	12.08	8.12	1,184,336	1.11	1.11		1.24		1.46	55
2017	11.51	0.17	1.03	1.20	(0.32)	(0.42)	(0.74)	11.97	11.16	1,242,592	1.11	1.11		1.24		1.45	61
2016	10.83	0.17	1.20	1.37	(0.55)	(0.14)	(0.69)	11.51	13.08	1,618,549	1.13(2)	1.13	(2)	1.25	(2)	1.50	58
2015	11.41	0.20	0.47	0.67	(0.57)	(0.68)	(1.25)	10.83	5.87	2,234,776	1.11	1.11		1.23		1.75	52
2014	11.00	0.20	1.24	1.44	(0.50)	(0.53)	(1.03)	11.41	13.97	1,799,842	1.11	1.11		1.28		1.84	68
Class I
2019@	$11.82	$0.06	$(0.28)	$(0.22)	$(0.26)	$(0.77)	$(1.03)	$10.57	(1.33)%	$1,186	1.36%	1.36%		1.49%		1.14%	35%
2018	11.73	0.14	0.75	0.89	(0.15)	(0.65)	(0.80)	11.82	7.87	1,225	1.36	1.36		1.49		1.19	55
2017	11.29	0.14	1.00	1.14	(0.28)	(0.42)	(0.70)	11.73	10.80	1,573	1.36	1.36		1.48		1.24	61
2016	10.62	0.15	1.18	1.33	(0.52)	(0.14)	(0.66)	11.29	12.97	2,734	1.38(2)	1.38	(2)	1.51	(2)	1.41	58
2015	11.23	0.17	0.44	0.61	(0.54)	(0.68)	(1.22)	10.62	5.43	1,301	1.36	1.36		1.48		1.50	52
2014	10.84	0.17	1.23	1.40	(0.48)	(0.53)	(1.01)	11.23	13.78	1,034	1.36	1.36		1.53		1.59	68
Class Y
2019@	$12.12	$0.09	$(0.29)	$(0.20)	$(0.32)	$(0.77)	$(1.09)	$10.83	(1.08)%	$206,328	0.86%	0.86%		0.99%		1.63%	35%
2018	12.00	0.20	0.78	0.98	(0.21)	(0.65)	(0.86)	12.12	8.46	233,708	0.86	0.86		0.99		1.74	55
2017	11.55	0.22	1.00	1.22	(0.35)	(0.42)	(0.77)	12.00	11.32	213,561	0.87	0.87		0.99		1.87	61
2016	10.85	0.21	1.20	1.41	(0.57)	(0.14)	(0.71)	11.55	13.49	102,388	0.88(2)	0.88	(2)	1.01	(2)	1.86	58
2015(3)	10.73	0.19	(0.07)	0.12	–	–	–	10.85	1.12	94,522	0.86	0.86		0.99		2.23	52

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

280	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2019@	$17.22	$0.16	$(0.13)		$0.03	$(0.15)	$(0.49)	$(0.64)	$16.61	0.34%	$969,810	1.00%	1.00%	1.23%	1.93%	18%
2018	15.96	0.21	1.70		1.91	(0.22)	(0.43)	(0.65)	17.22	12.26	1,030,813	1.00	1.00	1.23	1.31	24
2017	14.74	0.23	1.61		1.84	(0.23)	(0.39)	(0.62)	15.96	12.84	994,011	1.00	1.00	1.23	1.53	22
2016	13.88	0.22	1.41		1.63	(0.21)	(0.56)	(0.77)	14.74	12.24	1,162,478	1.02 (2)	1.02 (2)	1.25 (2)	1.52	32
2015	14.14	0.20	0.64		0.84	(0.20)	(0.90)	(1.10)	13.88	5.92	901,026	1.00	1.00	1.23	1.40	49
2014	12.70	0.19	1.94		2.13	(0.18)	(0.51)	(0.69)	14.14	17.33	765,744	1.00	1.00	1.28	1.38	58
Class Y
2019@	$17.23	$0.18	$(0.14)		$0.04	$(0.17)	$(0.49)	$(0.66)	$16.61	0.41%	$85,401	0.75%	0.75%	0.99%	2.18%	18%
2018	15.96	0.26	1.70		1.96	(0.26)	(0.43)	(0.69)	17.23	12.60	78,609	0.75	0.75	0.99	1.56	24
2017	14.74	0.27	1.61		1.88	(0.27)	(0.39)	(0.66)	15.96	13.12	61,804	0.75	0.75	0.98	1.80	22
2016	13.89	0.26	1.40		1.66	(0.25)	(0.56)	(0.81)	14.74	12.42	37,017	0.77 (2)	0.77 (2)	1.01 (2)	1.81	32
2015(3)	14.25	0.11	(0.42	)(4)	(0.31)	(0.05)	–	(0.05)	13.89	(2.17)	323	0.81	0.81	1.06	1.77	49
Tax-Managed International Managed Volatility Fund
Class F
2019@	$11.38	$0.09	$(0.51)		$(0.42)	$(0.27)	$–	$(0.27)	$10.69	(3.48)%	$326,306	1.11%	1.11%	1.40%	1.63%	31%
2018	11.56	0.26	(0.15)		0.11	(0.29)	–	(0.29)	11.38	0.93	355,027	1.11	1.11	1.40	2.21	54
2017(5)	10.00	0.23	1.33		1.56	–	–	–	11.56	15.65	336,350	1.11	1.11	1.39	2.29	51
Class Y
2019@	$11.40	$0.12	$(0.53)		$(0.41)	$(0.30)	$–	$(0.30)	$10.69	(3.37)%	$38,316	0.86%	0.86%	1.15%	2.21%	31%
2018	11.58	0.30	(0.16)		0.14	(0.32)	–	(0.32)	11.40	1.16	25,862	0.86	0.86	1.15	2.60	54
2017(5)	10.00	0.30	1.29		1.59	(0.01)	–	(0.01)	11.58	15.90	13,652	0.86	0.86	1.15	2.92	51
Real Estate Fund
Class F
2019@	$16.06	$0.18	$0.83		$1.01	$(0.12)	$(1.15)	$(1.27)	$15.80	6.92%	$98,548	1.14%	1.14%	1.23%	2.39%	39%
2018	17.15	0.24	0.62		0.86	(0.23)	(1.72)	(1.95)	16.06	5.04	94,715	1.14	1.14	1.24	1.27	103
2017	19.37	0.03	(0.21)		(0.18)	(0.41)	(1.63)	(2.04)	17.15	(0.57)	137,877	1.14	1.14	1.24	0.16	67
2016	17.96	0.29	2.69		2.98	(0.16)	(1.41)	(1.57)	19.37	17.13	174,178	1.16 (2)	1.16 (2)	1.25 (2)	1.54	84
2015	17.05	0.08	1.87		1.95	(0.26)	(0.78)	(1.04)	17.96	11.44	193,006	1.14	1.14	1.23	0.42	51
2014	15.42	0.29	1.64		1.93	(0.30)	–	(0.30)	17.05	12.63	226,780	1.14	1.14	1.28	1.76	57
Class I
2019@	$16.03	$0.17	$0.83		$1.00	$(0.10)	$(1.15)	$(1.25)	$15.78	6.82%	$487	1.36%	1.36%	1.48%	2.20%	39%
2018	17.13	0.24	0.58		0.82	(0.20)	(1.72)	(1.92)	16.03	4.80	455	1.36	1.36	1.49	1.31	103
2017	19.35	(0.02)	(0.20)		(0.22)	(0.37)	(1.63)	(2.00)	17.13	(0.80)	529	1.36	1.36	1.49	(0.09)	67
2016	17.94	0.25	2.69		2.94	(0.12)	(1.41)	(1.53)	19.35	16.90	651	1.38 (2)	1.38 (2)	1.50 (2)	1.33	84
2015	17.03	0.03	1.87		1.90	(0.21)	(0.78)	(0.99)	17.94	11.16	720	1.36	1.36	1.48	0.17	51
2014	15.39	0.25	1.64		1.89	(0.25)	–	(0.25)	17.03	12.33	622	1.36	1.36	1.52	1.51	57
Class Y
2019@	$16.07	$0.20	$0.83		$1.03	$(0.15)	$(1.15)	$(1.30)	$15.80	7.06%	$35,903	0.89%	0.89%	0.98%	2.63%	39%
2018	17.15	0.32	0.58		0.90	(0.26)	(1.72)	(1.98)	16.07	5.30	36,197	0.89	0.89	0.99	1.76	103
2017	19.38	0.07	(0.21)		(0.14)	(0.46)	(1.63)	(2.09)	17.15	(0.37)	36,892	0.89	0.89	0.99	0.41	67
2016	17.96	0.32	2.72		3.04	(0.21)	(1.41)	(1.62)	19.38	17.49	36,591	0.92 (2)	0.92 (2)	1.01 (2)	1.64	84
2015(6)	19.00	0.08	(0.65	)(4)	(0.57)	(0.14)	(0.33)	(0.47)	17.96	(2.97)	18,561	0.89	0.89	0.98	0.54	51

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

(4)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

(5)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.

(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	281

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Enhanced Income Fund
Class F
2019@	$7.57	$0.12	$(0.05)	$0.07	$(0.12)	$–	$(0.12)	$7.52	0.96%	$59,591	0.60%		0.60%		0.96%		3.25%	17%
2018	7.58	0.21	(0.03)	0.18	(0.19)	–	(0.19)	7.57	2.39	77,372	0.60		0.60		0.99		2.78	82
2017	7.49	0.16	0.11	0.27	(0.18)	–	(0.18)	7.58	3.60	70,279	0.60		0.60		0.98		2.06	76
2016	7.46	0.15	0.04	0.19	(0.16)	–	(0.16)	7.49	2.60	181,059	0.63	(2)	0.63	(2)	1.04	(2)	1.96	90
2015	7.60	0.14	(0.13)	0.01	(0.15)	–	(0.15)	7.46	0.07	190,645	0.60		0.60		1.02		1.82	89
2014	7.61	0.14	(0.01)	0.13	(0.14)	–	(0.14)	7.60	1.69	230,910	0.60		0.60		1.05		1.78	106
Class I
2019@	$7.55	$0.11	$(0.04)	$0.07	$(0.11)	$–	$(0.11)	$7.51	0.95%	$116	0.85%		0.85%		1.21%		3.01%	17%
2018	7.56	0.19	(0.03)	0.16	(0.17)	–	(0.17)	7.55	2.12	115	0.85		0.85		1.24		2.48	82
2017	7.47	0.14	0.11	0.25	(0.16)	–	(0.16)	7.56	3.33	188	0.85		0.85		1.23		1.81	76
2016	7.45	0.13	0.03	0.16	(0.14)	–	(0.14)	7.47	2.20	255	0.88	(2)	0.88	(2)	1.29	(2)	1.71	90
2015	7.58	0.12	(0.12)	–	(0.13)	–	(0.13)	7.45	(0.06)	232	0.85		0.85		1.26		1.54	89
2014	7.59	0.12	(0.01)	0.11	(0.12)	–	(0.12)	7.58	1.44	376	0.85		0.85		1.30		1.53	106
Class Y
2019@	$7.56	$0.13	$(0.04)	$0.09	$(0.13)	$–	$(0.13)	$7.52	1.16%	$7,251	0.46%		0.46%		0.71%		3.40%	17%
2018	7.57	0.22	(0.03)	0.19	(0.20)	–	(0.20)	7.56	2.54	7,198	0.46		0.46		0.74		2.93	82
2017	7.48	0.17	0.11	0.28	(0.19)	–	(0.19)	7.57	3.76	5,897	0.46		0.46		0.72		2.20	76
2016	7.46	0.16	0.03	0.19	(0.17)	–	(0.17)	7.48	2.61	17,310	0.49	(2)	0.49	(2)	0.79	(2)	2.11	90
2015(3)	7.51	0.11	(0.08)	0.03	(0.08)	–	(0.08)	7.46	0.44	11,264	0.46		0.46		0.77		1.89	89
Core Fixed Income Fund
Class F
2019@	$10.86	$0.16	$0.34	$0.50	$(0.16)	$–	$(0.16)	$11.20	4.69%	$3,579,316	0.66%		0.66%		0.73%		2.90%	206%
2018	11.32	0.29	(0.46)	(0.17)	(0.29)	–	(0.29)	10.86	(1.53)	3,600,785	0.67		0.67		0.77		2.55	384
2017	11.71	0.25	(0.15)	0.10	(0.26)	(0.23)	(0.49)	11.32	1.02	1,855,251	0.67		0.67		0.80		2.19	386
2016	11.47	0.26	0.37	0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69	(2)	0.69	(2)	0.88	(2)	2.29	336
2015	11.47	0.27	–	0.27	(0.27)	–	(0.27)	11.47	2.36	2,068,581	0.67		0.67		0.86		2.32	350
2014	11.20	0.29	0.28	0.57	(0.30)	–	(0.30)	11.47	5.14	2,041,268	0.67		0.67		0.85		2.59	343
Class I
2019@	$10.86	$0.15	$0.33	$0.48	$(0.15)	$–	$(0.15)	$11.19	4.48%	$4,844	0.88%		0.88%		0.98%		2.68%	206%
2018	11.31	0.26	(0.45)	(0.19)	(0.26)	–	(0.26)	10.86	(1.66)	6,255	0.89		0.89		1.02		2.29	384
2017	11.70	0.22	(0.14)	0.08	(0.24)	(0.23)	(0.47)	11.31	0.80	5,975	0.89		0.89		1.05		1.97	386
2016	11.46	0.24	0.36	0.60	(0.24)	(0.12)	(0.36)	11.70	5.41	9,313	0.91	(2)	0.91	(2)	1.13	(2)	2.07	336
2015	11.46	0.24	0.01	0.25	(0.25)	–	(0.25)	11.46	2.14	12,504	0.89		0.89		1.11		2.10	350
2014	11.19	0.27	0.27	0.54	(0.27)	–	(0.27)	11.46	4.91	10,488	0.89		0.89		1.08		2.38	343
Class Y
2019@	$10.87	$0.17	$0.34	$0.51	$(0.18)	$–	$(0.18)	$11.20	4.72%	$420,312	0.41%		0.41%		0.48%		3.15%	206%
2018	11.32	0.31	(0.44)	(0.13)	(0.32)	–	(0.32)	10.87	(1.20)	392,931	0.42		0.42		0.52		2.80	384
2017	11.71	0.28	(0.15)	0.13	(0.29)	(0.23)	(0.52)	11.32	1.27	225,440	0.42		0.42		0.55		2.46	386
2016	11.47	0.29	0.37	0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44	(2)	0.44	(2)	0.63	(2)	2.55	336
2015(4)	11.47	0.08	–	0.08	(0.08)	–	(0.08)	11.47	0.69	22,985	0.42		0.42		0.63		2.66	350

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes proxy expenses outside of the cap.

(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(4)	Commenced operations on June 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

282	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class F
2019@	$7.13	$0.20	$(0.15)	$0.05	$(0.20)		$(0.11)	$(0.31)	$6.87	0.83%	$1,426,095	0.89%		0.89%		0.98%		5.82%	32%
2018	7.33	0.38	(0.11)	0.27	(0.38)		(0.09)	(0.47)	7.13	3.88	1,484,436	0.89		0.89		0.98		5.38	58
2017	7.18	0.42	0.26	0.68	(0.41)		(0.12)	(0.53)	7.33	9.75	1,469,480	0.90	(2)	0.90	(2)	1.01	(2)	5.83	62
2016	7.01	0.42	0.26	0.68	(0.42)		(0.09)	(0.51)	7.18	10.44	1,737,907	0.91	(3)	0.91	(3)	1.10	(3)	6.16	56
2015	7.70	0.42	(0.65)	(0.23)	(0.42)		(0.04)	(0.46)	7.01	(3.21)	1,548,778	0.89		0.89		1.08		5.61	56
2014	7.68	0.43	0.06 ‡	0.49	(0.43)		(0.04)	(0.47)	7.70	6.49	1,707,482	0.89		0.89		1.12		5.47	73
Class I
2019@	$6.88	$0.19	$(0.17)	$0.02	$(0.18)		$(0.11)	$(0.29)	$6.61	0.47%	$11,915	1.11%		1.11%		1.23%		5.66%	32%
2018	7.08	0.35	(0.11)	0.24	(0.35)		(0.09)	(0.44)	6.88	3.61	545	1.10		1.10		1.22		5.08	58
2017	6.93	0.39	0.26	0.65	(0.38)		(0.12)	(0.50)	7.08	9.65	1,147	1.12	(2)	1.12	(2)	1.25	(2)	5.58	62
2016	6.78	0.40	0.23	0.63	(0.39)		(0.09)	(0.48)	6.93	9.95	1,078	1.14	(3)	1.14	(3)	1.36	(3)	6.01	56
2015	7.48	0.39	(0.67)	(0.28)	(0.38)		(0.04)	(0.42)	6.78	(3.91)	1,026	1.11		1.11		1.32		5.31	56
2014	7.49	0.40	0.03	0.43	(0.40)		(0.04)	(0.44)	7.48	5.81	3,794	1.11		1.11		1.37		5.24	73
Class Y
2019@	$7.13	$0.21	$(0.16)	$0.05	$(0.21)		$(0.11)	$(0.32)	$6.86	0.81%	$177,475	0.64%		0.64%		0.73%		6.07%	32%
2018	7.32	0.40	(0.11)	0.29	(0.39)		(0.09)	(0.48)	7.13	4.27	177,644	0.64		0.64		0.73		5.62	58
2017	7.18	0.44	0.25	0.69	(0.43)		(0.12)	(0.55)	7.32	9.87	187,087	0.65	(2)	0.65	(2)	0.76	(2)	6.08	62
2016	7.01	0.44	0.26	0.70	(0.44)		(0.09)	(0.53)	7.18	10.72	199,015	0.66	(3)	0.66	(3)	0.85	(3)	6.42	56
2015(4)	7.44	0.33	(0.44)	(0.11)	(0.32)		–	(0.32)	7.01	(1.75)	143,315	0.64		0.64		0.83		5.94	56
Conservative Income Fund
Class F
2019@	$10.00	$0.11	$–	$0.11	$(0.11)	$	–#	$(0.11)	$10.00	1.15%	$230,375	0.30%		0.30%		0.59%		2.30%	–%
2018	10.00	0.16	–	0.16	(0.16)		–	(0.16)	10.00	1.60	209,822	0.30		0.30		0.59		1.60	–
2017	10.00	0.08	–	0.08	(0.08)		–	(0.08)	10.00	0.83	190,440	0.30		0.30		0.58		0.84	–
2016(5)	10.00	0.02	–	0.02	(0.02)		–	(0.02)	10.00	0.16	75,011	0.30	(3)	0.30	(3)	0.61	(3)	0.37	–
Class Y
2019@	$10.00	$0.12	$–	$0.12	$(0.12)	$	–#	$(0.12)	$10.00	1.20%	$25,220	0.20%		0.20%		0.34%		2.38%	–%
2018	10.00	0.17	–	0.17	(0.17)		–	(0.17)	10.00	1.70	27,498	0.20		0.20		0.34		1.71	–
2017	10.00	0.10	(0.01)	0.09	(0.09)		–	(0.09)	10.00	0.94	19,984	0.20		0.20		0.33		0.96	–
2016(5)	10.00	0.02	–	0.02	(0.02)		–	(0.02)	10.00	0.20	16,796	0.20	(3)	0.20	(3)	0.36	(3)	0.47	–

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Includes redemption fees of $0.03 per share.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.

#	Amount is less than $0.005 per share.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes litigation expenses outside the cap.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(5)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.

Amounts	designated as “–” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	283

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Free Conservative Income Fund
Class F
2019@	$10.00	$0.07	$–	$0.07	$(0.07)		$	–#	$(0.07)	$10.00	0.68%	$159,207	0.30%	0.30%		0.59%		1.35%	–%
2018	10.00	0.10	–	0.10	(0.10)			–	(0.10)	10.00	0.99	162,338	0.30	0.30		0.59		0.99	–
2017	10.00	0.05	–	0.05	(0.05)			–	(0.05)	10.00	0.51	163,219	0.30	0.30		0.59		0.51	–
2016(2)	10.00	0.01	–	0.01	(0.01)			–	(0.01)	10.00	0.12	30,946	0.30(3)	0.30	(3)	0.60	(3)	0.27	–
Class Y
2019@	$10.00	$0.07	$–	$0.07	$(0.07)		$	–#	$(0.07)	$10.00	0.73%	$26,359	0.20%	0.20%		0.34%		1.45%	–%
2018	10.00	0.11	–	0.11	(0.11)			–	(0.11)	10.00	1.09	11,126	0.20	0.20		0.34		1.13	–
2017	10.00	0.06	–	0.06	(0.06)			–	(0.06)	10.00	0.60	3,782	0.20	0.20		0.34		0.63	–
2016(2)	10.00	0.02	–	0.02	(0.02)			–	(0.02)	10.00	0.16	13,922	0.20(3)	0.20	(3)	0.35	(3)	0.37	–
Real Return Fund
Class F
2019@	$9.91	$(0.02)	$0.15	$0.13	$(0.11)			$–	$(0.11)	$9.93	1.36%	$228,517	0.45%	0.45%		0.70%		(0.44)%	11%
2018	10.03	0.25	(0.23)	0.02	(0.14)			–	(0.14)	9.91	0.24	238,889	0.45	0.45		0.71		2.51	35
2017	10.14	0.11	(0.11)	–	(0.11	)(4)		–	(0.11)	10.03	0.03	252,333	0.45	0.45		0.73		1.07	49
2016	9.91	–	0.23	0.23	–			–	–	10.14	2.32	291,380	0.47(3)	0.47	(3)	0.82	(3)	(0.02)	38
2015	10.08	(0.10)	(0.06)	(0.16)	(0.01)			–	(0.01)	9.91	(1.57)	263,888	0.45	0.45		0.80		(1.01)	37
2014	10.19	0.05	(0.08)	(0.03)	(0.04)			(0.04)	(0.08)	10.08	(0.30)	284,944	0.45	0.45		0.84		0.51	34
Class Y
2019@	$9.94	$(0.02)	$0.16	$0.14	$(0.12)			$–	$(0.12)	$9.96	1.41%	$19,314	0.35%	0.35%		0.45%		(0.43)%	11%
2018	10.06	0.26	(0.23)	0.03	(0.15)			–	(0.15)	9.94	0.29	16,691	0.35	0.35		0.46		2.60	35
2017	10.17	0.12	(0.11)	0.01	(0.12	)(4)		–	(0.12)	10.06	0.11	18,205	0.35	0.35		0.48		1.15	49
2016	9.92	0.01	0.24	0.25	–			–	–	10.17	2.52	28,835	0.37(3)	0.37	(3)	0.57	(3)	0.07	38
2015(5)	9.91	(0.02)	0.03	0.01	–			–	–	9.92	0.10	25,525	0.35	0.35		0.55		(0.27)	37
Dynamic Asset Allocation Fund
Class F
2019@	$13.22	$0.09	$(0.40)	$(0.31)	$(0.23)			$–	$(0.23)	$12.68	(2.11)%	$723,597	0.75%	0.75%		1.18%		1.47%	3%
2018	12.10	0.17	1.15	1.32	(0.18)			(0.02)	(0.20)	13.22	10.95	800,036	0.75	0.75		1.19		1.30	11
2017	10.18	0.15	1.87	2.02	(0.10)			–	(0.10)	12.10	19.95	696,463	0.75	0.75		1.18		1.30	3
2016	9.09	0.14	0.99	1.13	(0.04)			–	(0.04)	10.18	12.39	488,778	0.77(3)	0.77	(3)	1.21	(3)	1.42	7
2015(6)	10.00	0.03	(0.94)	(0.91)	–			–	–	9.09	(9.10)	21,514	0.75	0.75		1.25		1.62	2
Class Y
2019@	$13.25	$0.10	$(0.40)	$(0.30)	$(0.26)			$–	$(0.26)	$12.69	(1.97)%	$71,916	0.50%	0.50%		0.93%		1.66%	3%
2018	12.12	0.19	1.17	1.36	(0.21)			(0.02)	(0.23)	13.25	11.26	78,280	0.50	0.50		0.93		1.51	11
2017	10.20	0.17	1.87	2.04	(0.12)			–	(0.12)	12.12	20.17	73,159	0.50	0.50		0.93		1.55	3
2016	9.09	0.16	0.99	1.15	(0.04)			–	(0.04)	10.20	12.67	48,523	0.52(3)	0.52	(3)	0.96	(3)	1.66	7
2015(6)	10.00	0.03	(0.94)	(0.91)	–			–	–	9.09	(9.10)	48,229	0.50	0.50		0.96		1.97	2

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
#	Amount is less than $0.005 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Includes return of capital of $0.01.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(6)	Commenced operations on July 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

284	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2019@	$10.10	$0.12	$(0.35)	$(0.23)	$(0.16)	$(0.29)	$(0.45)	$9.42	(2.15)%	$471,132	1.33	%(12)	1.33	%(12)	2.28	%(12)	2.54%	160%
2018	10.11	0.07	0.14	0.21	(0.02)	(0.20)	(0.22)	10.10	2.11	509,559	1.41	(10)	1.41	(10)	2.41	(10)	0.72	266	‡
2017	9.67	(0.01)	0.46	0.45	(0.01)	–	(0.01)	10.11	4.62	508,046	1.41	(2)	1.41	(2)	2.44	(2)	(0.12)	215	‡
2016	9.60	0.09	0.23	0.32	(0.15)	(0.10)	(0.25)	9.67	3.40	573,752	1.12	(3)(4)	1.12	(3)(4)	2.39	(3)(4)	0.95	149
2015	10.05	0.19	(0.48)	(0.29)	(0.16)	–	(0.16)	9.60	(2.98)	527,792	0.49		0.49		2.08		1.88	35
2014	9.79	0.06	0.28	0.34	(0.08)	–	(0.08)	10.05	3.45	498,090	0.64	(5)	0.64	(5)	2.19	(5)	0.64	72
Class Y
2019@	$10.11	$0.11	$(0.33)	$(0.22)	$(0.19)	$(0.29)	$(0.48)	$9.41	(2.09)%	$9,849	1.09	%(13)	1.09	%(13)	2.04	%(13)	2.27%	160%
2018	10.12	0.10	0.14	0.24	(0.05)	(0.20)	(0.25)	10.11	2.36	5,951	1.16	(11)	1.16	(11)	2.16	(11)	0.95	266	‡
2017	9.68	0.03	0.44	0.47	(0.03)	–	(0.03)	10.12	4.79	4,841	1.14	(6)	1.14	(6)	2.16	(6)	0.34	215	‡
2016	9.60	–	0.36	0.36	(0.18)	(0.10)	(0.28)	9.68	3.77	1,352	0.96	(3)(7)	0.96	(3)(7)	2.18	(3)(7)	–	149
2015(8)	9.97	0.04	(0.41)	(0.37)	–	–	–	9.60	(3.71)	19	0.25		0.25		1.83		1.03	35
Multi-Asset Accumulation Fund
Class F
2019@	$9.81	$0.01	$0.32	$0.33	$(0.27)	$(0.02)	$(0.29)	$9.85	3.73%	$2,578,460	1.17%		1.17%		1.30%		0.20%	11%
2018	10.01	0.06	0.24	0.30	–	(0.50)	(0.50)	9.81	2.93	2,655,399	1.17		1.17		1.29		0.64	11
2017	10.31	(0.01)	0.39	0.38	(0.07)	(0.61)	(0.68)	10.01	4.33	2,468,847	1.17		1.17		1.31		(0.12)	28
2016	9.53	(0.05)	1.10	1.05	–	(0.27)	(0.27)	10.31	11.36	2,076,240	1.19	(3)	1.19	(3)	1.35	(3)	(0.50)	55
2015	10.89	(0.09)	(0.28)	(0.37)	(0.11)	(0.88)	(0.99)	9.53	(3.98)	1,803,619	1.17		1.17		1.33		(0.85)	94
2014	10.30	(0.05)	0.96	0.91	–*	(0.32)	(0.32)	10.89	9.11	1,865,846	1.17		1.17		1.38		(0.47)	55
Class Y
2019@	$9.88	$–	$0.34	$0.34	$(0.29)	$(0.02)	$(0.31)	$9.91	3.88%	$225,946	0.92%		0.92%		1.05%		0.06%	11%
2018	10.06	0.05	0.27	0.32	–	(0.50)	(0.50)	9.88	3.13	228,037	0.92		0.92		1.04		0.52	11
2017	10.36	–	0.41	0.41	(0.10)	(0.61)	(0.71)	10.06	4.55	237,569	0.92		0.92		1.06		(0.03)	28
2016	9.55	(0.03)	1.11	1.08	–	(0.27)	(0.27)	10.36	11.66	202,865	0.94	(3)	0.94	(3)	1.10	(3)	(0.33)	55
2015(9)	10.11	(0.08)	(0.48)	(0.56)	–	–	–	9.55	(5.54)	202,311	0.92		0.92		1.08		(1.04)	94

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.

‡	The portfolio turnover rate in 2017 and 2018 have been changed from 37% to 215% and 373% to 266%, respectively.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.06%, 1.06%, and 2.09%.

(3)	The expense ratio includes proxy expenses outside of the cap.

(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.85%, 0.85%, and 2.12%.

(5)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.58%, 0.58%, and 2.13%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.79%, 0.79%, and 1.98%.

(7)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.69%, 0.69%, and 1.91%.

(8)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(9)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(10)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%, 1.09%, and 2.09%.
(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%, 0.84%, and 1.84%.

(12)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.14%, 1.14%, and 2.09%.

(13)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.89%, 0.89%, and 1.84%.

Amounts designated as “–”are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	285

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2019@	$10.61	$0.22	$0.16	$0.38	$(0.19)		$–	$(0.19)	$10.80	3.62%	$786,696	0.80%		0.80%		1.20%		4.25%	26%
2018	10.88	0.40	(0.24)	0.16	(0.34	)(2)	(0.09)	(0.43)	10.61	1.56	815,020	0.80		0.80		1.21		3.78	119
2017	10.56	0.48	0.24	0.72	(0.40)		–	(0.40)	10.88	6.90	813,767	0.80		0.80		1.21		4.47	77
2016	10.46	0.50	0.23	0.73	(0.53)		(0.10)	(0.63)	10.56	7.38	643,477	0.82	(3)(4)	0.82	(3)(4)	1.23	(3)(4)	4.85	72
2015	10.60	0.54	(0.19)	0.35	(0.44)		(0.05)	(0.49)	10.46	3.33	615,259	0.85	(5)	0.85	(5)	1.25	(5)	5.06	109
2014	10.60	0.51	0.13 (6)	0.64	(0.47)		(0.17)	(0.64)	10.60	6.19	539,504	0.83	(7)	0.83	(7)	1.27	(7)	4.76	124
Class Y
2019@	$10.61	$0.23	$0.15	$0.38	$(0.19)		$–	$(0.19)	$10.80	3.66%	$158,890	0.70%		0.70%		0.95%		4.35%	26%
2018	10.88	0.41	(0.24)	0.17	(0.35	)(2)	(0.09)	(0.44)	10.61	1.66	175,431	0.70		0.70		0.96		3.88	119
2017	10.56	0.49	0.24	0.73	(0.41)		–	(0.41)	10.88	7.00	166,980	0.70		0.70		0.96		4.60	77
2016	10.46	0.52	0.22	0.74	(0.54)		(0.10)	(0.64)	10.56	7.49	97,943	0.72	(3)(8)	0.72	(3)(8)	0.98	(3)(8)	5.08	72
2015(9)	10.62	0.45	(0.26)	0.19	(0.35)		–	(0.35)	10.46	1.81	33,224	0.76	(10)	0.76	(10)	1.00	(10)	5.60	109
Multi-Asset Inflation Managed Fund
Class F
2019@	$8.52	$0.02	$(0.11)	$(0.09)	$(0.15)		$–	$(0.15)	$8.28	(0.62)%	$805,336	1.82	%(16)	1.82	%(16)	2.06	%(16)	0.57%	35%
2018	8.52	0.17	(0.08)	0.09	(0.12)		–	(0.12)	8.49	1.04	860,457	1.52	(16)	1.52	(16)	1.76	(16)	1.97	32
2017	8.80	0.09	(0.27)	(0.18)	(0.10)		–	(0.10)	8.52	(2.07)	821,191	1.33	(11)	1.33	(11)	1.56	(11)	1.01	68
2016	8.75	0.05	0.04	0.09	(0.04)		–	(0.04)	8.80	1.06	990,931	1.23	(3)(11)	1.23	(3)(11)	1.46	(3)(11)	0.59	73
2015	9.39	–	(0.64)	(0.64)	–		–	–	8.75	(6.82)	924,048	1.11	(12)	1.11	(12)	1.34	(12)	(0.05)	115
2014	9.42	0.06	(0.09)	(0.03)	–		–	–	9.39	(0.32)	923,541	1.02	(13)	1.02	(13)	1.30	(13)	0.65	119
Class Y
2019@	$8.53	$0.01	$(0.09)	$(0.08)	$(0.17)		$–	$(0.17)	$8.28	(0.47)%	$65,042	1.57	%(17)	1.57	%(17)	1.81	%(17)	0.36%	35%
2018	8.53	0.16	(0.05)	0.11	(0.14)		–	(0.14)	8.50	1.29	63,546	1.27	(17)	1.27	(17)	1.50	(17)	1.90	32
2017	8.82	0.10	(0.26)	(0.16)	(0.13)		–	(0.13)	8.53	(1.90)	68,506	1.08	(14)	1.08	(14)	1.32	(14)	1.13	68
2016	8.77	0.07	0.04	0.11	(0.06)		–	(0.06)	8.82	1.30	89,261	0.98	(3)(14)	0.98	(3)(14)	1.21	(3)(14)	0.79	73
2015(9)	8.96	0.04	(0.23)	(0.19)	–		–	–	8.77	(2.12)	83,248	0.92	(15)	0.92	(15)	1.15	(15)	0.53	115

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Includes return of capital of $0.02.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.21%.
(5)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.20%.
(6)

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.

(7)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.24%.
(8)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.96%.
(9)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(10)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.95%.
(11)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.
(12)	The expense ratio includes interest and dividend expense. Had this expense been excluded the ratios would have been 0.95%, 0.95%, and 1.18%.
(13)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.18%.
(14)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.89%.
(15)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.93%.
(16)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.
(17)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.89%.

Amounts designated as “–“are either $0 or have been rounded to $0.

286	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2019 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2019@	$10.05	$0.06	$0.08	$0.14	$(0.05)	$ –	$(0.05)	$10.14	1.44%	$667,686	0.62%		0.62%		0.98%		1.25%	53%
2018	10.25	0.09	0.09	0.18	(0.20)	(0.18)	(0.38)	10.05	1.75	682,982	0.62		0.62		0.98		0.88	228
2017	10.14	–	0.18	0.18	(0.02)	(0.05)	(0.07)	10.25	1.78	694,247	0.62		0.62		0.98		0.02	159
2016	10.11	(0.01)	0.16	0.15	–	(0.12)	(0.12)	10.14	1.47	658,185	0.64	(2)	0.64	(2)	1.00	(2)	(0.07)	234
2015	10.25	(0.04)	0.09	0.05	–	(0.19)	(0.19)	10.11	0.57	565,709	0.62		0.62		0.98		(0.39)	227
2014	9.94	(0.01)	0.34	0.33	–	(0.02)	(0.02)	10.25	3.37	541,602	0.62		0.62		1.02		(0.12)	246
Class Y
2019@	$10.07	$0.07	$0.07	$0.14	$(0.06)	$ –	$(0.06)	$10.15	1.44%	$49,311	0.52%		0.52%		0.73%		1.35%	53%
2018	10.27	0.10	0.09	0.19	(0.21)	(0.18)	(0.39)	10.07	1.84	44,681	0.52		0.52		0.73		0.97	228
2017	10.16	0.01	0.17	0.18	(0.02)	(0.05)	(0.07)	10.27	1.88	50,346	0.52		0.52		0.73		0.11	159
2016	10.12	–	0.16	0.16	–	(0.12)	(0.12)	10.16	1.57	51,496	0.54	(2)	0.54	(2)	0.75	(2)	0.02	234
2015(3)	10.06	(0.02)	0.08	0.06	–	–	–	10.12	0.60	50,662	0.52		0.52		0.74		(0.30)	227
Long/Short Alternative Fund
Class F
2019@	$10.28	$0.06	$(0.46)	$(0.40)	$(0.08)	$(0.29)	$(0.37)	$9.51	(3.87)%	$3,046	1.15%		1.15%		1.41%		1.15%	3%
2018	10.88	0.07	0.36	0.43	(0.02)	(1.01)	(1.03)	10.28	4.21	4,151	1.16		1.16		1.44		0.70	4
2017	9.79	(0.01)	1.10	1.09	–	–	–	10.88	11.13	22	1.14		1.14		1.42		(0.13)	111
2016	9.67	(0.06)	0.18	0.12	–	–	–	9.79	1.24	19	1.17	(2)	1.17	(2)	1.40	(2)	(0.57)	43
2015(4)	10.00	(0.08)	(0.25)	(0.33)	–	–	–	9.67	(3.30)	19	1.14		1.14		1.39		(0.99)	198
Class Y
2019@	$10.32	$0.07	$(0.45)	$(0.38)	$(0.10)	$(0.29)	$(0.39)	$9.55	(3.69)%	$28,574	0.90%		0.90%		1.16%		1.40%	3%
2018	10.93	0.08	0.36	0.44	(0.04)	(1.01)	(1.05)	10.32	4.33	32,444	0.91		0.91		1.20		0.74	4
2017	9.81	0.01	1.11	1.12	–(5)	–	–	10.93	11.42	34,360	0.90		0.90		1.17		0.10	111
2016	9.67	(0.03)	0.17	0.14	–	–	–	9.81	1.45	41,775	0.92	(2)	0.92	(2)	1.15	(2)	(0.32)	43
2015(6)	10.11	(0.03)	(0.41)	(0.44)	–	–	–	9.67	(4.35)	41,164	0.91		0.91		1.15		(0.81)	198

†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(4)	Commenced operations on December 19, 2014. All ratios for the period have been annualized.
(5)	Includes return of capital of less than $0.01 per share.
(6)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

Amounts designated as “—“are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	287

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2019

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 29 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index (commenced operations on January 31, 2018), Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Long/Short Alternative (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds except for the Large Cap Index and S&P 500 Index Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

On January 25, 2018, the Trust’s Board of Trustees approved the merger of Class E shares and Class Y shares into Class F shares of the S&P 500 Index Fund effective April 20, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value

288	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third party independent pricing agents. SEI

Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	289

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain

290	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the six month period ended March 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation.

Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	291

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2019, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds

292	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2019 if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2019, if applicable.

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March 31, 2019

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2019, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and

294	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2019, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2019, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. The acquisition dates of these investments, the enforceable right to acquire these

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	295

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

securities, along with their cost and values at March 31,

2019, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Small Cap Growth Fund
Value Creation	145,600	8/10/06	8/10/06	$1,491	$57	0.02%

High Yield Bond Fund
Aventine (Escrow Security)	$ 2,750	11/30/10	11/30/10	$–	$–	0.00%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability, Dynamic Asset Allocation and Long/Short Alternative Funds; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A

Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets

296	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2019, the Multi-Strategy Alternative Fund, Multi-Asset Income Fund, and the Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $10.4 million, $25.1 million and $22.3 million, respectively. As of March 31, 2019, the Core Fixed Income Fund, High Yield Bond Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $106.3 million, $9.9 million, $4.1 million, $75.0 million, $ 19.7 million and $28.7 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$2,686,451	$2,686,451
Maximum potential amount of future payments	-	-	-	106,320,000	106,320,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$665,665	$665,665
Maximum potential amount of future payments	-	-	-	9,906,000	9,906,000

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Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-
MULTI-STRATEGY ALTERNATIVE FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$(126,553)	$-	$-	$(126,553)
Maximum potential amount of future payments	-	4,143,000	-	-	4,143,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$2,963,834	$2,963,834
Maximum potential amount of future payments	-	-	-	75,030,000	75,030,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$2,369,808	$-	$2,369,808
Maximum potential amount of future payments	-	-	19,743,000	-	19,743,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$1,248,405	$1,248,405
Maximum potential amount of future payments	-	-	-	28,663,981	28,663,981
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$90,190,000	$-	$-	$90,190,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	16,130,000	-	-	16,130,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$106,320,000	$-	$-	$106,320,000

298	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	7,014,000	-	-	7,014,000
> than 400	-	-	2,892,000	-	-	2,892,000
Total	$-	$-	$9,906,000	$-	$-	$9,906,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	3,489,000	-	-	3,489,000
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	654,000	-	-	654,000
Total	$-	$-	$4,143,000	$-	$-	$4,143,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$39,925,000	$-	$-	$39,925,000
101-200	-	-	-	-	-	-
201-300	-	-	580,000	-	-	580,000
301-400	-	-	34,525,000	-	-	34,525,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$75,030,000	$-	$-	$75,030,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	1,305,000	1,305,000
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	18,438,000	18,438,000
Total	$-	$-	$-	$-	$19,743,000	$19,743,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$9,430,000	$5,534,000	$-	$14,964,000
101-200	-	-	-	-	-	-
201-300	-	-	2,201,681	-	-	2,201,681
301-400	-	-	11,498,300	-	-	11,498,300
> than 400	-	-	-	-	-	-
Total	$-	$-	$23,129,981	$5,534,000	$-	$28,663,981

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	299

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the six month period with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2019 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global Managed Volatility Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$315*	Net Assets – Unrealized depreciation on futures contracts	$–*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,163	Unrealized loss on forward foreign currency contracts	637

Total Derivatives not accounted for as hedging instruments		$1,478		$637

Core Fixed Income Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$13,994*	Net Assets – Unrealized depreciation on futures contracts	$7,536*

	Net Assets – Unrealized appreciation on swap contracts	2,576†	Net Assets – Unrealized depreciation on swap contracts	5,446†

	Options purchased, at value	384	Options written, at value	759

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	881	Unrealized loss on forward foreign currency contracts	2,038

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	262†	Net Assets – Unrealized depreciation on swap contracts	–†

Total Derivatives not accounted for as hedging instruments		$18,097		$15,779

High Yield Bond Fund

Interest rate contracts	Net Assets – Unrealized appreciation on swap contracts	$–†	Net Assets – Unrealized depreciation on swap contracts	$376†

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	137†	Net Assets – Unrealized depreciation on swap contracts	–†

Total Derivatives not accounted for as hedging instruments		$137		$376

Dynamic Asset Allocation Fund

Interest rate contracts	Swaptions purchased, at value	$2,720	Swaptions written, at value	$–

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	415*	Net Assets – Unrealized depreciation on futures contracts	1,797*

	Net Assets – Unrealized appreciation on swap contracts	2,291†	Net Assets – Unrealized depreciation on swap contracts	5,372†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,229	Unrealized loss on forward foreign currency contracts	2,727

	Options purchased, at value	155	Options written, at value	–

Commodity contracts	Net Assets – Unrealized appreciation on swap contracts	1,295†	Net Assets – Unrealized depreciation on swap contracts	–†

Total Derivatives not accounted for as hedging instruments		$9,105		$9,896

300	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Strategy Alternative Fund
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$16*	Net Assets – Unrealized depreciation on futures contracts	$21*

	Net Assets – Unrealized appreciation on swap contracts	136†	Net Assets – Unrealized depreciation on swap contracts	116†

Equity contracts	Options purchased, at value	271	Options written, at value	50

	Net Assets – Unrealized appreciation on futures contracts	–*	Net Assets – Unrealized depreciation on futures contracts	25*

	Net Assets – Unrealized appreciation on swap contracts	28†	Net Assets – Unrealized depreciation on swap contracts	329†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	171	Unrealized loss on forward foreign currency contracts	250

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	109†	Net Assets – Unrealized depreciation on swap contracts	88†

Total Derivatives not accounted for as hedging instruments		$731		$879

Multi-Asset Accumulation Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$49,706*	Net Assets – Unrealized depreciation on futures contracts	$–*

	Net Assets – Unrealized appreciation on swap contracts	5,277†	Net Assets – Unrealized depreciation on swap contracts	–†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	19,478*	Net Assets – Unrealized depreciation on futures contracts	381*

	Net Assets – Unrealized appreciation on swap contracts	1,658†	Net Assets – Unrealized depreciation on swap contracts	139†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	8,353	Unrealized loss on forward foreign currency contracts	4,655

Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	10,656*	Net Assets – Unrealized depreciation on futures contracts	3,838*

	Net Assets – Unrealized appreciation on swap contracts	50†	Net Assets – Unrealized depreciation on swap contracts	250†

Total Derivatives not accounted for as hedging instruments		$95,178		$9,263

Multi-Asset Income Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$3,074	Net Assets – Unrealized depreciation on futures contracts	$1,245

	Options purchased, at value	–	Options written, at value	7

	Net Assets – Unrealized appreciation on swap contracts	119†	Net Assets – Unrealized depreciation on swap contracts	633†

Equity contracts	Options purchased, at value	92	Options written, at value	3,353

	Net Assets – Unrealized appreciation on futures contracts	893	Net Assets – Unrealized depreciation on futures contracts	–*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,231	Unrealized loss on forward foreign currency contracts	338

	Options purchased, at value	114	Options written, at value	100

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	542†	Net Assets – Unrealized depreciation on swap contracts	54†

Total Derivatives not accounted for as hedging instruments		$6,065		$5,730

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	301

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Asset Inflation Managed Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$34*	Net Assets – Unrealized depreciation on futures contracts	$1,045*

	Net Assets – Unrealized appreciation on swap contracts	1,122†	Net Assets – Unrealized depreciation on swap contracts	1,786†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	–*	Net Assets – Unrealized depreciation on futures contracts	602*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	149	Unrealized loss on forward foreign currency contracts	180

Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	4,942*	Net Assets – Unrealized depreciation on future contracts	1,984*

	Options purchased, at value	53	Options written, at value	184

Credit contracts	Net Assets – Unrealized appreciation on swaps contracts	44†	Net Assets – Unrealized depreciation on swaps contracts	789†

Total Derivatives not accounted for as hedging instruments		$6,344		$6,570

Multi-Asset Capital Stability Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$2,828*	Net Assets – Unrealized depreciation on futures contracts	$156*

	Net Assets – Unrealized appreciation on swap contracts	1,210†	Net Assets – Unrealized depreciation on swap contracts	–†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	783*	Net Assets – Unrealized depreciation on futures contracts	559*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,263	Unrealized loss on forward foreign currency contracts	689

	Options purchased, at value	–	Options written, at value	329

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	30†	Net Assets – Unrealized depreciation on swap contracts	23†

Total Derivatives not accounted for as hedging instruments		$6,114		$1,756

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six month period ended March 31, 2019.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund

Equity contracts	$–	$–	$(667)	$–	$–	$(667)

Foreign exchange contracts	–	–	–	10,425	–	10,425
Total	$–	$–	$(667)	$10,425	$–	$9,758

302	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total

Core Fixed Income Fund
Interest rate contracts	$1,506	$–	$(1,318)	$–	$1,691	$1,879
Equity contracts	–	–	2,654	–	–	2,654
Foreign exchange contracts	–	(276)	–	196	–	(80)
Credit contracts	–	–	–	–	1,626	1,626
Total	$1,506	$(276)	$1,336	$196	$3,317	$6,079
High Yield Bond Fund
Interest rate contracts	$–	$–	$–	$–	$(18)	$(18)
Credit contracts	–	–	–	–	(24)	(24)
Total	$–	$–	$–	$–	$(42)	$(42)
Dynamic Asset Allocation Fund
Equity contracts	$–	$–	$(1,189)	$–	$2,561	$1,372
Foreign exchange contracts	–	–	–	3,163	–	3,163
Commodity contracts	–	–	–	–	(4,266)	(4,266)
Total	$–	$–	$(1,189)	$3,163	$(1,705)	$269
Multi-Strategy Alternative Fund
Credit contracts	$–	$–	$–	$–	$(52)	$(52)
Equity contracts	(130)	–	13	–	743	626
Interest rate contracts	–	–	2	–	84	86
Foreign exchange contracts	–	–	–	(510)	–	(510)
Total	$(130)	$–	$15	$(510)	$775	$150
Multi-Asset Accumulation Fund
Equity contracts	$–	$–	$(47,596)	$–	$811	$(46,785)
Interest rate contracts	–	–	57,451	–	2,634	60,085
Foreign exchange contracts	–	–	–	24,964	–	24,964
Commodity contracts	–	–	(43,736)	–	9,561	(34,175)
Total	$–	$–	$(33,881)	$24,964	$13,006	$4,089
Multi-Asset Income Fund
Credit contracts	$–	$–	$–	$–	$2,049	$2,049
Equity contracts	2,610	–	(1,077)	–	–	1,533
Interest rate contracts	(358)	–	1,116	–	(419)	339
Foreign exchange contracts	(158)	–	–	1,163	–	1,005
Total	$2,094	$–	$39	$1,163	$1,630	$4,926
Multi-Asset Inflation Managed Fund
Credit contracts	$–	$–	$–	$–	$(104)	$(104)
Equity contracts	–	–	1,880	–	–	1,880
Interest rate contracts	–	–	(1,101)	–	(2,098)	(3,199)
Foreign exchange contracts	–	–	–	(128)	–	(128)
Commodity contracts	(442)	–	(12,460)	–	–	(12,902)
Total	$(442)	$–	$(11,681)	$(128)	$(2,202)	$(14,453)
Multi-Asset Capital Stability Fund
Credit contracts	$–	$–	$–	$–	$174	$174
Equity contracts	(652)	–	(1,290)	–	–	(1,942)
Interest rate contracts	–	–	202	–	183	385
Foreign exchange contracts	(60)	–	–	88	–	28
Total	$(712)	$–	$(1,088)	$88	$357	$(1,355)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	303

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Global Managed Volatility Fund

Equity contracts	$–	$–	$309	$–	$–	$309

Foreign exchange contracts	–	–	–	(2,432)	–	(2,432)
Total	$–	$–	$309	$(2,432)	$–	$(2,123)
Core Fixed Income Fund

Credit contracts	$–	$–	$–	$–	$(327)	$(327)

Interest rate contracts	(318)	–	6,869	–	(1,589)	4,962

Foreign exchange contracts	–	(18)	–	(393)	–	(411)
Total	$(318)	$(18)	$6,869	$(393)	$(1,916)	$4,224
High Yield Bond Fund

Interest rate contracts	$–	$–	$–	$–	$(177)	$(177)

Credit contracts	–	–	–	–	53	53
Total	$–	$–	$–	$–	$(124)	$(124)
Dynamic Asset Allocation Fund

Equity contracts	$–	$–	$(1,414)	$–	$(988)	$(2,402)

Interest rate contracts	–	629	–	–	–	629

Foreign exchange contracts	–	–	–	2,428	–	2,428

Commodity contracts	–	–	–	–	453	453
Total	$–	$629	$(1,414)	$2,428	$(535)	$1,108
Multi-Strategy Alternative Fund

Credit contracts	$–	$–	$–	$–	$(17)	$(17)

Equity contracts	51	–	(23)	–	(162)	(134)

Interest rate contracts	–	–	6	–	(225)	(219)

Foreign exchange contracts	–	–	–	154	–	154
Total	$51	$–	$(17)	$154	$(404)	$(216)
Multi-Asset Accumulation Fund

Equity contracts	$–	$–	$4,735	$–	$(1,041)	$3,694

Interest rate contracts	–	–	72,972	–	5,512	78,484

Foreign exchange contracts	–	–	–	(1,923)	–	(1,923)

Commodity contracts	–	–	2,264	–	(163)	2,101
Total	$–	$–	$79,971	$(1,923)	$4,308	$82,356
Multi-Asset Income Fund

Credit contracts	$–	$–	$–	$–	$252	$252

Equity contracts	(892)	–	723	–	–	(169)

Interest rate contracts	(10)	–	3,503	–	(740)	2,753

Foreign exchange contracts	(32)	–	–	710	–	678
Total	$(934)	$–	$4,226	$710	$(488)	$3,514
Multi-Asset Inflation Managed Fund

Credit contracts	$–	$–	$–	$–	$(166)	$(166)

Equity contracts	–	–	(475)	–	–	(475)

Interest rate contracts	–	–	(1,716)	–	(2,616)	(4,332)

Foreign exchange contracts	–	–	–	(355)	–	(355)

Commodity contracts	(85)	–	3,379	–	–	3,294
Total	$(85)	$–	$1,188	$(355)	$(2,782)	$(2,034)

304	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund

Credit contracts	$–	$–	$–	$–	$(64)	$(64)

Equity contracts	21	–	(790)	–	–	(769)

Interest rate contracts	–	–	3,719	–	1,138	4,857

Foreign exchange contracts	(214)	–	–	(1,755)	–	(1,969)
Total	$(193)	$–	$2,929	$(1,755)	$1,074	$2,055

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts, swap contracts and swaption contracts activity during the period ended March 31, 2019 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$25,416	$13,240	$10,206	$5,939	$19,913

Ending Notional Balance Long	27,661	17,476	15,305	6,102	27,077

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$11,859	$–	$5,877	$–	$–

Ending Notional Balance Long	12,186	–	11,755	–	–

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$–	$22,190	$11,865	$8,773	$7,712

Ending Notional Balance Long	–	26,202	18,167	9,229	8,954

Forward Foreign Currency Contracts:

Average Notional Balance Long	–	–	363,159	–	–

Average Notional Balance Short	–	–	363,397	–	–

Ending Notional Balance Long	–	–	326,042	–	–

Ending Notional Balance Short	–	–	325,516	–	–

	Enhanced Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Futures Contracts:
Commodity Contracts

Average Notional Balance Long	$–	$–	$–	$–	$–	$293,182

Average Notional Balance Short	–	–	–	–	–	–

Ending Notional Balance Long	–	–	–	–	–	379,152

Ending Notional Balance Short	–	–	–	–	–	–
Equity Contracts

Average Notional Balance Long	–	83,001	–	94,103	–	1,557,445

Average Notional Balance Short	–	48,542	–	80,349	1,073	–

Ending Notional Balance Long	–	–	–	119,811	–	1,449,982

Ending Notional Balance Short	–	–	–	95,685	826	–
Interest Contracts

Average Notional Balance Long	–	1,320,696	–	–	570	3,091,084

Average Notional Balance Short	5,092	462,975	–	–	206	–

Ending Notional Balance Long	–	1,568,242	–	–	583	3,432,037

Ending Notional Balance Short	5,226	613,446	–	–	412	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	305

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Enhanced Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund

Futures Contracts: (continued)

Currency Contracts

Average Notional Balance Short	$–	$–	$–	$–	$–	$–

Ending Notional Balance Short	–	–	–	–	–	–

Forward Foreign Currency Contracts:

Average Notional Balance Long	–	135,824	–	259,503	27,460	1,062,452

Average Notional Balance Short	–	136,813	–	257,870	27,511	1,060,140

Ending Notional Balance Long	–	162,817	–	249,231	28,356	1,083,320

Ending Notional Balance Short	–	163,974	–	249,729	28,446	1,079,623

Swaps:

Total Return Contracts

Average Notional Balance Long	–	–	9,317	–	1,888	–

Average Notional Balance Short	–	–	9,697	–	1,916	–

Ending Notional Balance Long	–	–	–	–	531	–

Ending Notional Balance Short	–	–	19,395	–	3,831	–

Credit Contracts

Average Notional Balance Long	–	4,300	–	–	10,265	–

Average Notional Balance Short	–	102,770	10,077	–	4,011	–

Ending Notional Balance Long	–	–	–	–	10,409	–

Ending Notional Balance Short	–	106,320	9,906	–	4,143	–

Interest Contracts

Average Notional Balance Long	–	470,695	–	–	16,800	468,326

Average Notional Balance Short	–	470,695	–	–	16,800	468,326

Ending Notional Balance Long	–	423,073	–	–	13,636	506,530

Ending Notional Balance Short	–	423,073	–	–	13,636	506,530

Foreign Exchange Contracts

Average Notional Balance Long	–	–	–	–	–	–

Average Notional Balance Short	–	–	–	–	–	–

Equity Contracts

Average Notional Balance Long	–	–	–	122,993	5,450	–

Average Notional Balance Short	–	–	–	123,696	4,403	–

Ending Notional Balance Long	–	–	–	129,919	5,087	–

Ending Notional Balance Short	–	–	–	132,912	5,507	–

Commodity Contracts

Average Notional Balance Long	–	–	–	73,414	–	–

Ending Notional Balance Long	–	–	–	75,203	–	–

Options:

Equity

Average Notional Balance Long†	–	–	–	–	506	–

Average Notional Balance Short†	–	–	–	–	127	–

Ending Notional Balance Long†	–	–	–	–	443	–

Ending Notional Balance Short†	–	–	–	–	93	–

Interest

Average Notional Balance Long†	–	420	–	–	–	–

Average Notional Balance Short†	–	450	–	–	–	–

Ending Notional Balance Long†	–	457	–	–	–	–

Ending Notional Balance Short†	–	411	–	–	–	–

Currency:

Average Notional Balance Long†	–	108	–	234	–	–

Average Notional Balance Short†	–	–	–	–	–	–

Ending Notional Balance Long†	–	104	–	469	–	–

Ending Notional Balance Short†	–	–	–	–	–	–

Swaptions:

Interest

Average Notional Balance Long	–	–	–	2,357	–	–

Ending Notional Balance Long	–	–	–	2,357	–	–

Credit

Average Notional Balance Long	–	10	–	–	–	–

Average Notional Balance Short	–	10	–	–	–	–

306	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund
Futures Contracts:

Commodity Contracts

Average Notional Balance Long	$–	$63,880	$–	$–

Average Notional Balance Short	–	13,853	–	–

Ending Notional Balance Long	–	44,674	–	–

Ending Notional Balance Short	–	9,775	–	–

Equity Contracts

Average Notional Balance Long	47,389	72,551	97,947	18,370

Average Notional Balance Short	8,353	49,194	5,609	–

Ending Notional Balance Long	36,282	81,986	125,400	11,790

Ending Notional Balance Short	–	49,367	4,802	–

Interest Contracts

Average Notional Balance Long	284,540	12,033	129,173	–

Average Notional Balance Short	107,066	107,520	31,233	3,974

Ending Notional Balance Long	271,823	5,786	179,316	–

Ending Notional Balance Short	118,795	99,439	32,829	7,948

Currency Contracts

Average Notional Balance Long	–	–	–	9,348

Ending Notional Balance Long	–	–	–	18,695

Forward Foreign Currency Contracts:

Average Notional Balance Long	86,098	46,251	200,792	–

Average Notional Balance Short	85,549	46,589	201,490	–

Ending Notional Balance Long	87,719	43,408	195,150	–

Ending Notional Balance Short	86,826	43,492	194,570	–
Swaps:

Total Return Contracts

Average Notional Balance Long	–	36,433	–	–

Ending Notional Balance Long	–	37,336	–	–

Credit Contracts

Average Notional Balance Long	18,717	22,331	–	–

Average Notional Balance Short	114,888	19,098	18,375	–

Ending Notional Balance Long	27,021	22,331	–	–

Ending Notional Balance Short	75,030	19,743	28,664	–

Interest Contracts

Average Notional Balance Long	64,825	171,669	19,660	–

Average Notional Balance Short	64,825	171,669	19,660	–

Ending Notional Balance Long	73,075	235,378	26,393	–

Ending Notional Balance Short	73,075	235,378	26,393	–

Equity Contracts

Average Notional Balance Short	–	–	–	–

Options:

Commodity

Average Notional Balance Long†	–	224	–	–

Average Notional Balance Short†	–	124	–	–

Ending Notional Balance Long†	–	114	–	–

Ending Notional Balance Short†	–	69	–	–

Equity

Average Notional Balance Long†	79	–	138	–

Average Notional Balance Short†	2,876	–	106	–

Ending Notional Balance Long†	158	–	276	–

Ending Notional Balance Short†	2,381	–	212	–

Interest

Average Notional Balance Long†	147	7	–	–

Average Notional Balance Short†	24	5	–	–

Ending Notional Balance Long†	–	–	–	–

Ending Notional Balance Short†	2	–	–	–

Currency

Average Notional Balance Long†	169	–	90	–

Average Notional Balance Short†	91	–	76	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	307

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund
Options: (continued)

Ending Notional Balance Long†	$143	$–	$–	$–

Ending Notional Balance Short†	61	–	48	–

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2019 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total

Large Cap Fund	$ —	$ 167	$ —	$ 167	$ —	$ —	$ —	$ —

Large Cap Value Fund	—	87	—	87	—	—	—	—

Large Cap Growth Fund	—	66	—	66	—	—	—	—

Large Cap Index Fund	—	35	—	35	—	—	—	—

Tax-Managed Large Cap Fund	—	160	—	160	—	—	—	—

S&P 500 Index Fund	—	74	—	74	—	—	—	—

Small Cap Value Fund	—	29	—	29	—	—	—	—

U.S. Managed Volatility Fund	—	158	—	158	—	—	—	—

Global Managed Volatility Fund	—	119	—	119	—	—	—	—

Tax-Managed Managed Volatility Fund	—	58	—	58	—	—	—	—

Tax-Managed International Managed Volatility Fund	—	65	—	65	—	—	—	—

Enhanced Income Fund	—	7	—	7	—	—	—	—

Core Fixed Income Fund	313	1,038	790	2,141	759	227	2,158	3,144

308	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total

High Yield Bond Fund	—	—	33	33	—	—	—	—

Dynamic Asset Allocation Fund	—	1,150	—	1,150	—	626	—	626

Multi-Strategy Alternative Fund	271	2	711	984	50	7	759	816

Multi-Asset Accumulation Fund	—	743	—	743	—	2,207	699	2,906

Multi-Asset Income Fund	206	30	229	465	3,460	219	827	4,506

Multi-Asset Inflation Managed Fund	53	172	1,173	1,398	184	211	875	1,270

Multi-Asset Capital Stability Fund	—	687	72	759	—	546	135	681

Long/Short Alternative Fund	—	80	—	80	—	—	—	—

Total Exchange-Traded or Centrally Cleared	$843	$4,927	$3,008	$8,778	$4,453	$4,043	$5,453	$13,949

Securities with an aggregate market value of $0 ($ Thousands) have been pledged and $186,886 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2019.

The table below summarizes the collateral pledged by Fund:

	Securities at Aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total * ($ Thousands)

Large Cap Fund	$–	$1,253	$1,253

Large Cap Value Fund	–	788	788

Large Cap Growth Fund	–	474	474

Large Cap Index Fund	–	265	265

Tax-Managed Large Cap Fund	–	1,184	1,184

Small Cap Value Fund	–	554	554

U.S. Managed Volatility Fund	–	1,128	1,128

Global Managed Volatility Fund	–	871	871

Tax-Managed Managed Volatility Fund	–	414	414

Tax-Managed International Managed Volatility Fund	–	465	465

Core Fixed Income Fund	–	6,394	6,394

High Yield Bond Fund	–	1,439	1,439

Dynamic Asset Allocation Fund	–	11,223	11,223

Multi-Strategy Alternative Fund	–	3,204	3,204

	Securities at aggregate Market Value ($ Thousands)	Cash ($ Thousands)	Total ($ Thousands)

Multi-Asset Accumulation Fund	$–	$93,377	$93,377

Multi-Asset Income Fund	–	43,814	43,814

Multi-Asset Inflation Managed Fund	–	7,594	7,594

Multi-Asset Capital Stability Fund	–	11,445	11,445

Long/Short Alternative Fund	–	1,000	1,000

Total	$–	$186,886	$186,886

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2019 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Brown Brothers Harriman	$ 1,163	$ —	$ —	$ 1,163	$(637)	$ —	$ —	$ —	$(637)	$ 526	$ —	$ 526

Total Over the Counter	$ 1,163	$ —	$ —	$ 1,163	$(637)	$ —	$ —	$ —	$(637)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	309

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Citigroup	$ 788	$ 37	$ 325	$ 1,150	$ (1,988)	$ —	$ —	$ —	$ (1,988)	$ (838)	$ —	$ (838)

Deutsche Bank	8	—	—	8	(10)	—	—	—	(10)	(2)	—	(2)

Goldman Sachs	85	34	—	119	(40)	—	—	—	(40)	79	—	79

Total Over the Counter	$ 881	$ 71	$ 325	$ 1,277	$ (2,038)	$ —	$ —	$ —	$(2,038)

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ —	$ —	$ —	$ —	$ (187)	$ —	$ (187)	$ (187)	$ —	$ (187)

JPMorgan Chase Bank	—	—	—	—	—	—	(189)	—	(189)	(189)	—	(189)

Total Over the Counter	$ —	$ —	$ —	$ —	$ —	$ —	$ (376)	$ —	$ (376)

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ 2,720	$ —	$ 2,720	$ (85)	$ —	$ —	$ —	$ (85)	$ 2,635	$ —	$ 2,635

Bank of Montreal	—	155	—	155	—	—	—	—	—	155	—	155

Barclays PLC	—	—	—	—	(2,497)	—	—	—	(2,497)	(2,497)	—	(2,497)

BNP Paribas	667	—	1,295	1,962	—	—	—	—	—	1,962	—	1,962

Goldman Sachs	—	—	—	—	(136)	—	—	—	(136)	(136)	—	(136)

HSBC	—	—	2,291	2,291	—	—	(4,050)	—	(4,050)	(1,759)	—	(1,759)

JPMorgan Chase Bank	1,562	—	—	1,562	—	—	—	—	—	1,562	—	1,562

Morgan Stanley	—	—	—	—	—	—	(1,322)	—	(1,322)	(1,322)	—	(1,322)

RBC	—	—	—	—	(9)	—	—	—	(9)	(9)	—	(9)

Total Over the Counter	$ 2,229	$ 2,875	$ 3,586	$ 8,690	$ (2,727)	$ —	$ (5,372)	$ —	$(8,099)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ —	$ —	$ —	$ —	$ (16)	$ —	$ (16)	$ (16)	$ —	$ (16)

Barclays PLC	144	—	—	144	(192)	—	—	—	(192)	(48)	—	(48)

Deutsche Bank	25	—	531	556	(45)	—	—	—	(45)	511	—	511

JPMorgan Chase Bank	—	—	—	—	—	—	(32)	—	(32)	(32)	—	(32)

Merrill Lynch	2	—	—	2	(3)	—	—	—	(3)	(1)	—	(1)

Morgan Stanley	—	—	15	15	(10)	—	(261)	—	(271)	(256)	—	(256)

Total Over the Counter	$ 171	$ —	$ 546	$ 717	$ (250)	$ —	$ (309)	$ —	$ (559)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Bank of America	$ —	$ —	$ 1,288	$ 1,288	$ —	$ —	$ (139)	$—	$ (139)	$ 1,149	$ —	$ 1,149

BNP Paribas	6	—	—	6	(13)	—	—	—	(13)	(7)	—	(7)

Citigroup	3,013	—	6	3,019	(2,316)	—	(224)	—	(2,540)	479	—	479

JPMorgan Chase Bank	3,012	—	320	3,332	(2,326)	—	—	—	(2,326)	1,006	6,507	7,513

Merrill Lynch	—	—	94	94	—	—	(26)	—	(26)	68	—	68

State Street	2,322	—	—	2,322	—	—	—	—	—	2,322	—	2,322

310	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Financial Derivative Assets				Financial Derivative Liabilities
Multi- Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Total Over the Counter	$ 8,353	$ —	$ 1,708	$ 10,061	$ (4,655)	$ —	$ (389)	$ —	$ (5,044)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi- Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

Barclays PLC	$ 274	$ —	$ —	$ 274	$ (38)	$ —	$ —	$ —	$ (38)	$ 236	$ —	$ 236

Citigroup	249	—	—	249	(261)	—	—	—	(261)	(12)	—	(12)

Goldman Sachs	385	—	—	385	—	—	—	—	—	386	—	386

JPMorgan Chase Bank	323	65	—	388	(36)	—	—	—	(36)	351	—	351

Standard Bank	—	—	—	—	(3)	—	—	—	(3)	(3)	—	(3)

Total Over the Counter	$ 1,231	$ 65	$ —	$ 1,296	$ (338)	$ —	$ —	$ —	$ (338)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi- Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

ANZ	$ 3	$ —	$ —	$ 3	$ —	$ —	$ —	$ —	$ —	$ 3	$ —	$ 3

BNP Paribas	4	—	—	4	—	—	—	—	—	4	—	4

Brown Brothers Harriman	11	—	—	11	(10)	—	—	—	(10)	1	—	1

CGG	—	—	2	2	—	—	—	—	—	2	—	2

Chase Securities	—	—	—	—	—	—	—	(200,337)	(200,337)	(200,337)	—	(200,337)

Citibank	—	—	3	3	—	—	(26)	—	(26)	(23)	—	(23)

Citigroup	21	—	9	30	(3)	—	(154)	—	(157)	(127)	—	(127)

Credit Suisse	6	—	2	8	—	—	(121)	—	(121)	(113)	—	(113)

Deutsche Bank	28	—	1	29	(11)	—	(205)	—	(216)	(187)	—	(187)

Goldman Sachs	—	—	27	27	—	—	(274)	(42,922)	(43,196)	(43,169)	—	(43,169)

HSBC	—	—	—	—	(12)	—	—	—	(12)	(12)	—	(12)

JPMorgan Chase Bank	2	—	—	2	(75)	—	(1)	—	(76)	(74)	—	(74)

Macquarie Bank Limited	—	—	35	35	—	—	(224)	—	(224)	(189)	—	(189)

Merrill Lynch	—	—	—	—	—	—	(234)	—	(234)	(234)	—	(234)

Morgan Stanley	12	—	—	12	—	—	—	—	—	12	—	12

RBS	14	—	—	14	(22)	—	—	—	(22)	(8)	—	(8)

Societe Generale	—	—	13	13	—	—	(150)	—	(150)	(137)	—	(137)

Standard Bank	6	—	—	6	(46)	—	—	—	(46)	(40)	—	(40)

UBS	42	—	—	42	(1)	—	—	—	(1)	41	—	41

									$

Total Over the Counter	$ 149	$ —	$ 92	$ 241	$ (180)	$ —	$ (1,389)	$ (243,259)	(244,828)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	311

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)

ANZ	$ —	$ —	$ —	$ —	$(11)	$—	$—	$—	$(11)	$(11)	$—	$(11)

Bank of America	—	—	—	—	(1)	(82)	—	—	(83)	(83)	—	(83)

Barclays PLC	31	—	—	31	(74)	—	—	—	(74)	(43)	—	(43)

BNP Paribas	25	—	—	25	(23)	—	—	—	(23)	2	—	2

Brown Brothers Harriman	67	—	—	67	(64)	—	—	—	(64)	3	—	3

Citigroup	24	—	—	24	(266)	—	—	—	(266)	(242)	—	(242)

Credit Suisse	19	—	—	19	—	—	—	—	—	19	—	19

Deutsche Bank	4	—	—	4	—	—	—	—	—	4	—	4

Goldman Sachs	1,019	—	—	1,019	(22)	—	—	—	(22)	(997)	—	(997)

JPMorgan Chase Bank	9	—	—	9	(68)	(246)	—	—	(314)	(305)	—	(305)

Morgan Stanley	24	—	—	24	(95)	(1)	—	—	(96)	(72)	—	(72)

RBS	8	—	—	8	(10)	—	—	—	(10)	(2)	—	(2)

Standard Bank	27	—	—	27	(55)	—	—	—	(55)	(28)	—	(28)

UBS	6	—	—	6	—	—	—	—	—	6	—	6

Total Over the Counter	$ 1,263	$ —	$ —	$1,263	$(689)	$(329)	$ —	$ —	$(1,018)

(1)

Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $154 ($ Thousands) have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the

Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2019 ($ Thousands)	% of Total Net Assets at March 31, 2019
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$ 35,160	4.4%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	459,870	16.4%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	161,223	18.1%

312	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($Thousands)	Accumulation Commodity Strategy, Ltd. ($Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($Thousands)
Investment Income:
Investment Income	$194	$4,626	$1,949
Net Realized Gain (Loss) on:
Investments	(523)	(782)	(77)
Futures Contracts	—	(53,637)	(12,460)
Swap Contracts	(4,266)	9,802	(2,201)
Options	—	—	(442)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(520)	2,764	48
Futures Contracts	—	(501)	3,383
Swap Contracts	453	(163)	(615)
Options	—	—	(85)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—

Total gains and losses attributed to the Funds’ investment in Subsidiaries	$(4,662)	$(37,891)	$(10,500)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“ the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	313

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	–	0.89%
Class Y	0.3900%	–	–	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	–	0.89%
Class I	0.3500%	0.25%	0.25%	1.11%
Class Y	0.3500%	–	–	0.64%
Large Cap Growth Fund
Class F	0.4000%	0.25%	–	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	–	–	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	–	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	–	0.89%
Class Y	0.4000%	–	–	0.64%
S&P 500 Index Fund
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	–	1.14%
Class Y	0.6500%	–	–	0.89%
Small Cap Value Fund
Class F	0.6500%	0.25%	–	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	–	–	0.89%
Small Cap Growth Fund
Class F	0.6500%	0.25%	–	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	–	–	0.86%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	–	1.11%
Class Y	0.6500%	–	–	0.89%
Mid-Cap Fund
Class F	0.4000%	0.25%	–	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	–	–	0.73%
U.S. Managed Volatility Fund
Class F	0.6500%	0.25%	–	0.95%
Class I	0.6500%	0.25%	0.25%	1.20%
Class Y	0.6500%	–	–	0.70%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	–	1.11%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	–	–	0.86%
Tax-Managed Managed Volatility Fund
Class F	0.6500%	0.25%	–	1.00%
Class Y	0.6500%	–	–	0.75%
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	–	1.11%
Class Y	0.6500%	–	–	0.86%
Real Estate Fund
Class F	0.6500%	0.25%	–	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	–	–	0.89%

314	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Enhanced Income Fund
Class F	0.4000%	0.25%	—	0.60%
Class I	0.4000%	0.25%	0.25%	0.85%
Class Y	0.4000%	—	—	0.46%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.11%
Class Y	0.4875%	—	—	0.64%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.09%
Class Y	1.5000%	—	—	0.84%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.17%
Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.90%
Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%
Long/Short Alternative Fund
Class F	0.8000%	0.25%	—	1.15%
Class Y	0.8000%	—	—	0.90%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	315

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Enhanced Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Long/Short Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2019, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fred Alger Management, Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

AQR Capital Management, LLC

Brandywine Global Investment Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management Inc.

Large Cap Growth Fund

Fiera Capital Inc.

Fred Alger Management, Inc.

McKinley Capital Management, LLC

Parametric Portfolio Associates LLC

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Fiera Capital Inc.

LSV Asset Management*

MarVista Investment Partners, LLC

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LMCG Investments, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates

Snow Capital Management L.P.

Small Cap Value Fund

Cardinal Capital Management, L.L.C.

LSV Asset Management*

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Small Cap Growth Fund

361 Capital, LLC

ArrowMark Colorado Holding LLC

EAM Investors LLC

FalconPoint Capital, LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Cardinal Capital Management, L.L.C.

Hillsdale Investment Management Inc.

Martingale Asset Management, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Snow Capital Management L.P.

Mid-Cap Fund

Quantitative Management Associates LLC

U.S. Managed Volatility Fund

LSV Asset Management*

Wells Capital Management, Inc.

Global Managed Volatility Fund

Acadian Asset Management LLC

Wells Capital Management, Inc.

Tax-Managed Managed Volatility Fund

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

316	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

LSV Asset Management*

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Real Estate Fund

CenterSquare Investment Management LLC

Enhanced Income Fund

Ares Management LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

Logan Circle Partners, LP

Metropolitan West Asset Management, LLC

Wells Capital Management Incorporated

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management LLC

Benefit Street Partners, LLC

Brigade Capital Management, LLC

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LLC

Caerus Investors LLC

Emso Partners Limited Management, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

SSGA Funds Management Inc.

Western Asset Management Company

Western Asset Management Company Limited

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Columbia Management Investments

Credit Suisse Asset Management, LLC

QS Investors, LLC

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Capital Management, LLC

Long/Short Alternative Fund

Dynamic Beta Investments, LLC

*	Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2019 were as follows ($ Thousands):

Real Estate Fund	$1

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2019 were as follows ($ Thousands):

Large Cap Fund	$278
Large Cap Value Fund	160
Tax-Managed Large Cap Fund	335
Small Cap Value Fund	323
U.S. Managed Volatility Fund	953
Tax-Managed Managed Volatility Fund	860
Tax-Managed International Managed Volatility Fund	212

$3,121

On April 20, 2018, SIMC made a capital contribution to the SIMT Large Cap Index Fund in the amount of $330,025. The capital contribution offset the Fund’s performance deviation from its benchmark that resulted from an unusually large unanticipated cash flow that came into the Fund shortly after launch.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	317

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the period ended March 31, 2019, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the period ended March 31, 2019, the following Funds borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Enhanced Income Fund	01/04/19	01/07/19	$6,000	$2	3.54%
World Select Equity Fund	10/03/18	10/05/18	9,000	2	3.24%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the period ended March 31, 2019 (Unaudited) and the year ended September 30, 2018.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund(1)

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued	14,022	29,633	4,548	5,041	3,518	4,121	11,435	24,944

Shares Issued in Lieu of Dividends and Distributions	20,833	11,197	4,850	2,397	4,683	3,119	278	124

Shares Redeemed	(23,093)	(48,868)	(6,356)	(9,447)	(5,307)	(11,018)	(3,502)	(2,515)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	11,762	(8,038)	3,042	(2,009)	2,894	(3,778)	8,211	22,553
Class I:

Shares Issued	–	–	14	14	5	15	–	–

Shares Issued in Lieu of Dividends and Distributions	–	–	14	7	11	7	–	–

Shares Redeemed	–	–	(22)	(41)	(13)	(29)	–	–

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	6	(20)	3	(7)	–	–
Class Y:

Shares Issued	1,709	809	1,061	905	717	400	–	–

Shares Issued in Lieu of Dividends and Distributions	1,223	737	535	245	456	277	–	–

Shares Redeemed	(1,718)	(3,603)	(388)	(616)	(271)	(740)	–	–

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	1,214	(2,057)	1,208	534	902	(63)	–	–
Increase (Decrease) in Capital Shares	12,976	(10,095)	4,256	(1,495)	3,799	(3,848)	8,211	22,553

	Tax-Managed Large Cap Fund		S&P 500 Index Fund(2)		Small Cap Fund		Small Cap Value Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class E:

Shares Issued	–	–	–	345	–	–	–	–

318	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Tax-Managed Large Cap Fund		S&P 500 Index Fund(2)		Small Cap Fund		Small Cap Value Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018

Shares Issued in Lieu of Dividends and Distributions	–	–	—	105	–	–	–	–

Shares Redeemed	–	–	—	(5,783)	–	–	–	–

Total Decrease in Net Assets Derived from Class E Transactions	–	–	—	(5,333)	–	–	–	–
Class F:

Shares Issued	7,861	17,428	1,200	8,507	5,195	9,853	1,256	2,866

Shares Issued in Lieu of Dividends and Distributions	1,572	2,483	357	200	6,784	3,016	1,338	1,112

Shares Redeemed	(14,318)	(23,839)	(2,164)	(2,512)	(7,569)	(8,925)	(2,180)	(4,162)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(4,885)	(3,928)	(607)	6,195	4,410	3,944	414	(184)
Class I:

Shares Issued	–	–	10	15	–	–	9	9

Shares Issued in Lieu of Dividends and Distributions	–	–	2	2	–	–	9	8

Shares Redeemed	–	–	(16)	(29)	–	–	(10)	(19)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(4)	(12)	–	–	8	(2)
Class Y:

Shares Issued	3,794	1,885	—	126	781	277	405	180

Shares Issued in Lieu of Dividends and Distributions	178	272	—	15	371	198	168	122

Shares Redeemed	(988)	(1,896)	—	(855)	(492)	(883)	(139)	(105)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	2,984	261	—	(714)	660	(408)	434	197

Increase (Decrease) in Capital Shares	(1,901)	(3,667)	(611)	136	5,070	3,536	856	11

	Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued	801	1,683	2,869	5,753	641	1,117	6,590	8,805

Shares Issued in Lieu of Dividends and Distributions	1,256	29	2,798	594	450	277	5,277	4,331

Shares Redeemed	(1,933)	(1,813)	(4,740)	(5,504)	(1,333)	(916)	(8,865)	(17,592)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	124	(101)	927	843	(242)	478	3,002	(4,456)
Class I:

Shares Issued	4	8	–	–	2	6	5	5

Shares Issued in Lieu of Dividends and Distributions	8	—	–	–	4	2	8	7

Shares Redeemed	(5)	(19)	–	–	(3)	(11)	(1)	(27)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	7	(11)	–	–	3	(3)	12	(15)
Class Y:

Shares Issued	202	73	1,111	524	15	31	17,702	30,172

Shares Issued in Lieu of Dividends and Distributions	113	3	298	64	13	7	4,334	3,975

Shares Redeemed	(63)	(111)	(298)	(443)	(16)	(17)	(5,643)	(29,733)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	252	(35)	1,111	145	12	21	16,393	4,414

Increase (Decrease) in Capital Shares	383	(147)	2,038	988	(227)	496	19,407	(57)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued	11,481	20,682	5,570	10,661	4,505	10,005	828	1,545

Shares Issued in Lieu of Dividends and Distributions	8,609	6,370	2,063	2,187	728	649	455	665

Shares Redeemed	(18,104)	(32,841)	(9,085)	(15,284)	(5,896)	(8,562)	(944)	(4,352)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	1,986	(5,789)	(1,452)	(2,436)	(663)	2,092	339	(2,142)
Class I:

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	319

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund		Real Estate Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018

Shares Issued	2	22	–	–	–	–	1	1

Shares Issued in Lieu of Dividends and Distributions	10	9	–	–	–	–	2	3

Shares Redeemed	(4)	(61)	–	–	–	–	–	(7)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	8	(30)	–	–	–	–	3	(3)
Class Y:

Shares Issued	2,824	6,681	1,249	1,309	1,865	1,162	146	294

Shares Issued in Lieu of Dividends and Distributions	1,906	1,276	161	142	67	31	184	247

Shares Redeemed	(4,973)	(6,463)	(832)	(760)	(617)	(104)	(311)	(439)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(243)	1,494	578	691	1,315	1,089	19	102

Increase (Decrease) in Capital Shares	1,751	(4,325)	(874)	(1,745)	652	3,181	361	(2,043)

			Enhanced Income Fund		Core Fixed Income Fund		High Yield Bond Fund

			10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued			1,376	3,585	30,667	42,581	26,163	52,420

Shares Issued in Lieu of Dividends and Distributions			156	221	4,430	4,573	8,277	12,167

Shares Redeemed			(3,836)	(2,854)	(46,851)	(35,171)	(34,862)	(57,037)

Merger (3)			—	—	—	155,566	—	—

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			(2,304)	952	(11,754)	167,549	(422)	7,550
Class I:

Shares Issued			1	1	216	424	5,898	10

Shares Issued in Lieu of Dividends and Distributions			—	1	4	7	4	6

Shares Redeemed			(1)	(12)	(363)	(383)	(4,179)	(99)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions			—	(10)	(143)	48	1,723	(83)
Class Y:

Shares Issued			120	467	5,771	6,623	3,483	3,711

Shares Issued in Lieu of Dividends and Distributions			15	21	562	640	1,097	1,653

Shares Redeemed			(122)	(315)	(4,961)	(4,383)	(3,637)	(5,996)

Merger(3)			—	—	—	13,372	—	—

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions			13	173	1,372	16,252	943	(632)

Increase (Decrease) in Capital Shares			(2,291)	1,115	(10,525)	183,849	2,244	6,835

320	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund

	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued	12,408	11,140	2,798	6,355	2,629	5,006	4,912	14,245

Shares Issued in Lieu of Dividends and Distributions	200	227	86	124	224	289	1,119	840

Shares Redeemed	(10,556)	(9,427)	(3,199)	(6,568)	(3,939)	(6,357)	(9,497)	(12,142)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	2,052	1,940	(315)	(89)	(1,086)	(1,062)	(3,466)	2,943
Class Y:

Shares Issued	834	2,603	2,230	1,165	606	248	856	1,922

Shares Issued in Lieu of Dividends and Distributions	30	36	11	5	19	24	132	116

Shares Redeemed	(1,092)	(1,887)	(718)	(436)	(364)	(404)	(1,231)	(2,165)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(228)	752	1,523	734	261	(132)	(243)	(127)

Increase (Decrease) in Capital Shares	1,824	2,692	1,208	645	(825)	(1,194)	(3,709)	2,816

			Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund

			10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued			4,341	9,584	19,152	57,354	7,217	20,107

Shares Issued in Lieu of Dividends and Distributions			2,184	1,003	8,007	11,460	1,121	2,607

Shares Redeemed			(6,973)	(10,382)	(36,115)	(44,664)	(12,279)	(20,693)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			(448)	205	(8,956)	24,150	(3,941)	2,021
Class Y:

Shares Issued			565	190	3,264	2,082	1,457	3,725

Shares Issued in Lieu of Dividends and Distributions			27	12	757	1,155	278	665

Shares Redeemed			(135)	(92)	(4,297)	(3,772)	(3,552)	(3,203)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions			457	110	(276)	(535)	(1,817)	1,187

Increase (Decrease) in Capital Shares			9	315	(9,232)	23,615	(5,758)	3,208

			Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

			10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018	10/1/2018 to 3/31/2019 (Unaudited)	2018
Class F:

Shares Issued			7,811	23,139	8,137	16,159	625	413

Shares Issued in Lieu of Dividends and Distributions			1,707	1,249	287	1,987	16	—

Shares Redeemed			(13,565)	(19,420)	(10,535)	(17,923)	(725)	(11)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			(4,047)	4,968	(2,111)	223	(84)	402
Class Y:

Shares Issued			1,294	693	936	486	—	—

Shares Issued in Lieu of Dividends and Distributions			146	127	27	182	—	—

Shares Redeemed			(1,056)	(1,375)	(544)	(1,134)	(151)	—

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions			384	(555)	419	(466)	(151)	—

Increase (Decrease) in Capital Shares			(3,663)	4,413	(1,692)	(243)	(235)	402

(1)	Commenced operations on January 31, 2018.

(2)	On April 20, 2018, the Class Y shares and Class E shares were converted to Class F shares.

(3)	See Note 13 in the Notes to Financial Statements.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are zero or have been rounded to zero.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	321

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2019, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$–	$1,029,259	$1,029,259
Sales	–	1,180,071	1,180,071
Large Cap Value Fund
Purchases	–	311,764	311,764
Sales	–	324,734	324,734
Large Cap Growth Fund
Purchases	–	694,530	694,530
Sales	–	730,399	730,399
Large Cap Index Fund
Purchases	–	89,637	89,637
Sales	–	12,019	12,019
Tax-Managed Large Cap Fund
Purchases	–	1,258,473	1,258,473
Sales	–	1,353,254	1,353,254
S&P 500 Index Fund
Purchases	–	48,268	48,268
Sales	–	98,736	98,736
Small Cap Fund
Purchases	–	451,157	451,157
Sales	–	506,140	506,140
Small Cap Value Fund
Purchases	–	148,057	148,057
Sales	–	221,144	221,144
Small Cap Growth Fund
Purchases	–	356,614	356,614
Sales	–	390,567	390,567
Tax-Managed Small/Mid Cap Fund
Purchases	–	690,217	690,217
Sales	–	792,494	792,494
Mid-Cap Fund
Purchases	–	57,739	57,739
Sales	–	75,057	75,057
U.S. Managed Volatility Fund
Purchases	–	544,976	544,976
Sales	–	407,900	407,900
Global Managed Volatility Fund
Purchases	–	446,689	446,689
Sales	–	540,701	540,701
Tax-Managed Managed Volatility Fund
Purchases	–	188,206	188,206
Sales	–	239,129	239,129
Tax-Managed International Managed Volatility Fund
Purchases	–	106,810	106,810
Sales	–	113,656	113,656
Real Estate Fund
Purchases	–	49,238	49,238
Sales	–	52,677	52,677
Enhanced Income Fund
Purchases	–	4,686	4,686
Sales	224	16,988	17,212

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund
Purchases	6,772,145	1,408,506	8,180,651
Sales	6,759,978	1,474,632	8,234,610
High Yield Bond Fund
Purchases	–	431,170	431,170
Sales	–	480,104	480,104
Conservative Income Fund
Purchases	–	–	–
Sales	–	–	–
Tax-Free Conservative Income Fund
Purchases	–	–	–
Sales	–	–	–
Real Return Fund
Purchases	27,725	–	27,725
Sales	40,072	–	40,072
Dynamic Asset Allocation Fund
Purchases	–	21,211	21,211
Sales	–	95,107	95,107
Multi-Strategy Alternative Fund
Purchases	1,481	534,388	535,869
Sales	213	574,770	574,983
Multi-Asset Accumulation Fund
Purchases	203,592	191,636	395,228
Sales	264,802	167,873	432,675
Multi-Asset Income Fund
Purchases	15,395	198,382	213,777
Sales	25,135	197,835	222,970
Multi-Asset Inflation Managed Fund
Purchases	63,686	259,774	323,460
Sales	81,127	281,871	362,998
Multi-Asset Capital Stability Fund
Purchases	126,715	29,108	155,823
Sales	57,551	30,912	88,463
Long/Short Alternative Fund
Purchases	–	1,490	1,490
Sales	–	41	41

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest

322	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2018, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2017. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2018.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2018 or September 30, 2017 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2018	$24,161	$163,013	$–	$–	$187,174
	2017	21,285	–	–	–	21,285
Large Cap Value Fund
	2018	22,219	48,679	–	–	70,898
	2017	19,081	–	–	–	19,081
Large Cap Growth Fund
	2018	4,438	118,351	–	–	122,789
	2017	1,999	–	–	–	1,999
Large Cap Index Fund
	2018	1,229	–	–	–	1,229
Tax-Managed Large Cap Fund
	2018	31,067	46,098	–	–	77,165
	2017	28,591	–	–	–	28,591
S&P 500 Index Fund
	2018	17,056	5,078	–	–	22,134
	2017	13,125	19,199	–	–	32,324
Small Cap Fund
	2018	5,565	38,028	–	–	43,593
	2017	886	–	–	–	886
Small Cap Value Fund
	2018	3,700	29,488	–	–	33,188
	2017	2,158	–	–	–	2,158
Small Cap Growth Fund

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	323

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
	2018	$–	$1,186	$–	$–	$1,186
Tax-Managed Small/Mid Cap Fund
	2018	724	16,005	–	–	16,729
	2017	2,538	547	–	–	3,085
Mid-Cap Fund
	2018	4,862	4,552	–	–	9,414
	2017	1,020	358	–	–	1,378
U.S. Managed Volatility Fund
	2018	47,998	111,818	–	–	159,816
	2017	25,245	45,837	–	–	71,082
Global Managed Volatility Fund
	2018	26,382	76,034	–	–	102,416
	2017	50,137	63,082	–	–	113,219
Tax-Managed Managed Volatility Fund
	2018	15,125	28,360	–	–	43,485
	2017	16,338	26,042	–	–	42,380
Tax-Managed International Managed Volatility Fund
	2018	9,141	–	–	–	9,141
	2017	77	28	–	–	105
Real Estate Fund
	2018	2,513	13,955	–	–	16,468
	2017	7,755	13,759	–	–	21,514
Enhanced Income Fund
	2018	1,936	–	–	–	1,936
	2017	2,547	–	–	–	2,547
Core Fixed Income Fund
	2018	62,547	–	–	–	62,547
	2017	81,841	7,985	–	–	89,826
High Yield Bond Fund
	2018	108,348	–	–	–	108,348
	2017	118,605	–	–	–	118,605
Conservative Income Fund
	2018	3,625	–	–	–	3,625
	2017	1,777	–	–	–	1,777
Tax-Free Conservative Income Fund
	2018	1,660	–	–	–	1,660
	2017	1	–	–	767	768
Real Return Fund
	2018	3,769	–	–	–	3,769
	2017	2,688	–	406	–	3,094
Dynamic Asset Allocation Fund
	2018	12,839	–	–	–	12,839
	2017	5,476	–	–	–	5,476
Multi-Strategy Alternative Fund
	2018	11,213	–	–	–	11,213
	2017	366	–	–	–	366
Multi-Asset Accumulation Fund
	2018	55,747	79,460	–	–	135,207
	2017	104,451	61,492	–	–	165,943
Multi-Asset Income Fund
	2018	35,157	2,671	2,095	–	39,923
	2017	31,837	–	–	–	31,837
Multi-Asset Inflation Managed Fund
	2018	12,654	–	–	–	12,654
	2017	10,449	–	–	–	10,449

324	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Multi-Asset Capital Stability Fund
	2018	$21,764	$5,775	$–	$–	$27,539
	2017	3,419	1,622	–	–	5,041
Long/Short Alternative Fund
	2018	1,328	1,971	–	–	3,299
	2017	–	–	1	–	1

As of March 31, 2019, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)

Large Cap Fund	$38,183	$234,194	$–	$–	$–	$–	$623,910	$(6)	$896,281
Large Cap Value Fund	21,152	99,940	–	–	–	–	282,237	(3)	403,326
Large Cap Growth Fund	23,939	143,029	–	–	–	–	526,186	(2)	693,152
Large Cap Index Fund	1,094	224	–	–	–	–	11,701	–	13,019
Tax-Managed Large Cap Fund	10,665	26,999	–	–	–	–	2,107,375	3	2,145,042
S&P 500 Index Fund	4,942	14,401	–	–	–	–	522,333	(2)	541,674
Small Cap Fund	27,359	51,099	–	–	–	(11)	92,805	(1)	171,251
Small Cap Value Fund	7,045	22,925	–	–	–	–	52,796	(4)	82,762
Small Cap Growth Fund	9,410	33,975	–	–	–	–	83,419	1	126,805
Tax-Managed Small/Mid Cap Fund	175	61,266	–	–	–	–	364,846	1	426,288
Mid-Cap Fund	4,198	8,115	–	–	–	–	15,186	2	27,501
U.S. Managed Volatility Fund	19,492	130,853	–	–	–	–	247,690	–	398,035
Global Managed Volatility Fund	22,508	78,860	–	–	–	–	191,376	(1)	292,743
Tax-Managed Managed Volatility Fund	3,419	30,667	–	–	–	–	397,313	–	431,399
Tax-Managed International Managed Volatility Fund	8,921	–	–	(5,055)	(5,283)	–	40,302	1	38,886
Real Estate Fund	–	11,864	–	–	–	–	14,208	(3)	26,069
Enhanced Income Fund	658	–	–	(31,418)	(410)	–	(703)	7	(31,866)
Core Fixed Income Fund	5,813	–	–	(62,687)	(35,906)	–	(56,019)	(10,228)	(159,027)
High Yield Bond Fund	23,818	–	–	(53,071)	–	–	(100,943)	(7,580)	(137,776)
Conservative Income Fund	99	–	–	–	–	–	9	(97)	11
Tax-Free Conservative Income Fund	37	6	–	–	–	–	(4)	(37)	2
Real Return Fund	2,870	–	–	(3,388)	(1,829)	–	(4,823)	3	(7,167)
Dynamic Asset Allocation Fund	3,148	–	–	(1,958)	(19,945)	–	238,987	–	220,232
Multi-Strategy Alternative Fund	4,165	14,047	–	–	–	–	(7,555)	(1,457)	9,200
Multi-Asset Accumulation Fund	44,804	7,015	–	–	–	–	(133,715)	(6,885)	(88,781)
Multi-Asset Income Fund	–	–	–	(2,608)	(10,818)	–	17,141	(2,346)	1,369
Multi-Asset Inflation Managed Fund	13,373	–	–	(26,606)	(6,066)	–	(102,081)	(27)	(121,407)
Multi-Asset Capital Stability Fund	3,085	–	–	–	(1,037)	–	(2,712)	(229)	(893)
Long/Short Alternative Fund	506	596	–	–	–	–	(4)	–	1,098

Post October losses represent losses realized on investment transactions from November 1, 2017 through September 30, 2018 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through September 30, 2018 and specified losses realized on investment transactions from November 1, 2017 through September 30, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	325

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2019

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)

Enhanced Income Fund	$–	26,775	–	–	–	26,775

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)

Tax-Managed International Managed Volatility Fund	$5,055	$–	$5,055
Enhanced Income Fund	–	4,643	4,643
Core Fixed Income Fund	19,813	42,874	62,687
High Yield Bond Fund	–	53,071	53,071
Real Return Fund	644	2,744	3,388
Dynamic Asset Allocation Fund	226	1,732	1,958
Multi-Asset Income Fund	1,652	956	2,608
Multi-Asset Inflation Managed Fund	25,975	631	26,606

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2018, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)

Small Cap Growth	$2,742
High Yield Bond Fund	11,410

The Enhanced Income Fund and High Yield Bond Fund had expired capital lass in the amount of $61,656 and $3,086 ($Thousands) for the year ended September 30, 2018.

For Federal income tax purposes, the cost of investments owned at September 30, 2018, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2019, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Large Cap Fund	$1,927,631	$492,169	$(58,411)	$433,758
Large Cap Value Fund	1,120,269	270,139	(40,466)	229,673
Large Cap Growth Fund	1,025,627	467,737	(5,987)	461,750
Large Cap Index Fund	301,056	23,256	(14,129)	9,127
Tax-Managed Large Cap Fund	2,214,918	1,732,802	(4,749)	1,728,053
S&P 500 Index Fund	342,733	535,075	(50,455)	484,620
Small Cap Fund	596,801	79,020	(33,148)	45,872
Small Cap Value Fund	316,562	44,361	(22,673)	21,688
Small Cap Growth Fund	325,792	52,290	(20,342)	31,948
Tax-Managed Small/Mid Cap Fund	725,407	230,639	(6,015)	224,624
Mid-Cap Fund	104,114	12,654	(5,465)	7,189
U.S. Managed Volatility Fund	1,543,697	276,374	(36,910)	239,464
Global Managed Volatility Fund	1,130,268	182,823	(39,605)	143,218
Tax-Managed Managed Volatility Fund	675,514	382,747	(5,039)	377,708
Tax-Managed International Managed Volatility Fund	322,483	43,276	(7,729)	35,547
Real Estate Fund	111,518	25,098	(697)	24,401
Enhanced Income Fund	64,744	93	(634)	(541)
Core Fixed Income Fund	4,338,676	79,684	(38,931)	40,753
High Yield Bond Fund	1,634,352	52,491	(75,308)	(22,817)
Conservative Income Fund	256,096	67	(18)	49
Tax-Free Conservative Income Fund	185,192	22	1	21
Real Return Fund	248,128	943	(1,231)	(288)
Dynamic Asset Allocation Fund	557,863	238,192	(26,224)	211,968
Multi-Strategy Alternative Fund	389,762	8,172	(16,163)	(7,991)
Multi-Asset Accumulation Fund	2,001,457	63,447	(14,102)	49,345
Multi-Asset Income Fund	868,617	49,508	(26,359)	23,149
Multi-Asset Inflation Managed Fund	1,005,163	64,787	(33,696)	31,091
Multi-Asset Capital Stability Fund	690,574	4,724	(2,236)	2,488

326	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Long/Short Alternative Fund	$29,421	$20	$(3)	$17

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund L.P. (“Liquidity Fund”), and the Fund bears its pro rate portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2019 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount

Large Cap Fund	$14,761	$14,761	$–
Large Cap Value Fund	4,377	4,377	–
Large Cap Growth Fund	11,014	11,014	–
Tax-Managed Large Cap Fund	36,153	36,153	–
Small Cap Fund	22,756	22,756	–
Small Cap Value Fund	11,176	11,176	–
Small Cap Growth Fund	19,784	19,784	–
Tax-Managed Small/Mid Cap Fund	86,388	86,388	–
Core Fixed Income Fund	118,052	118,052	–

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more

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conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and

Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk —

Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a

328	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund’s use of futures contracts is subject to leverage risk, correlation risk, liquidity risk and market risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions,

which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

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Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii)

there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which

330	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s net asset value per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Although the Fund may have an investment portfolio of short-term debt securities that is similar to the investment portfolios of many money market funds, the Fund is not a money market fund, does not seek to maintain a stable net asset value per share, and does not provide investors with the same regulatory protections as a money market fund. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. Certain of the Fund’s investments may not be permitted investments of a money market fund.

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities;

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March 31, 2019

however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longerterm securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently.

This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate

332	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce nonqualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

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March 31, 2019

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2019, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund

Class F	98.13%

Class Y	20.33

Large Cap Value Fund

Class F	93.37%

Class I	14.25

Class Y	94.59

Large Cap Growth Fund

Class F	92.89%

Class I	17.45

Class Y	98.97

Large Cap Index Fund

Class F	99.96%

Tax-Managed Large Cap Fund

Class F	87.92%

Class Y	54.96

S&P 500 Index Fund

Class F	51.21%

Class I	39.63

Small Cap Fund

Class F	98.45%

Class Y	29.57

Small Cap Value Fund

Class F	87.78%

Class I	8.02

Class Y	98.87

Small Cap Growth Fund

Class F	90.55%

Class I	9.64

Class Y	97.75

Tax-Managed Small/Mid Cap Fund

Class F	92.19%

Class Y	55.78

Mid-Cap Fund

Class F	84.91%

Class I	0.00

Class Y	59.39

U.S. Managed Volatility Fund

Class F	89.54%

Class I	0.00

Class Y	7.70

Global Managed Volatility Fund

Class F	94.37%

Class I	0.00

Class Y	34.93

Tax-Managed Managed Volatility Fund

Class F	87.60%

Class Y	69.88

Fund	% Held
Tax-Managed International Managed Volatility Fund

Class F	97.28%

Class Y	80.17

Real Estate Fund

Class F	83.54%

Class I	0.00

Class Y	49.53

Enhanced Income Fund

Class F	95.90%

Class I	0.00

Class Y	94.86

Core Fixed Income Fund

Class F	96.91%

Class I	35.74

Class Y	46.33

High Yield Bond Fund

Class F	96.10%

Class I	95.95

Class Y	49.74

Conservative Income Fund

Class F	98.74%

Class Y	40.73

Tax-Free Conservative Income Fund

Class F	98.88%

Class Y	94.86

Real Return Fund

Class F	98.55%

Class Y	31.98

Dynamic Asset Allocation Fund

Class F	97.89%

Class Y	8.77

Multi-Strategy Alternative Fund

Class F	98.19%

Class Y	63.58

Multi-Asset Accumulation Fund

Class F	98.73%

Class Y	12.46

Multi-Asset Income Fund

Class F	93.23%

Class Y	49.95

Multi-Asset Inflation Managed Fund

Class F	98.68%

Class Y	25.09

Multi-Asset Capital Stability Fund

Class F	98.91%

Class Y	17.34

Long/Short Alternative Fund

Class F	96.74%

Class Y	0.00

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC

334	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. FUND MERGER

At a meeting held on December 4, 2017, the Board determined that it was in the best interest of the U.S. Fixed Income Fund and its shareholders to reorganize the U.S. Fixed Income Fund into the Core Fixed Income Fund (each a “Fund” and together, the “Funds”), also a series of the Trust. The investment objective of the Funds was the same, which is to seek current income consistent with the preservation of capital. Also, the principal investment strategies of the two Funds were substantially similar. Accordingly, the Board approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that provided for the reorganization of the U.S. Fixed Income Fund (“Acquired Fund”) into the Core Fixed Income Fund (“Surviving Fund”). The transaction was tax-free, meaning that the U.S. Fixed Income Fund’s shareholders became shareholders of the Core Fixed Income Fund without realizing any gain or loss for federal income tax purposes.

The Reorganization occurred as of the close of business on August 10, 2018, whereby all of the assets of the Acquired Fund were transferred to the corresponding Surviving Fund and shareholders of Class F Shares and Class Y Shares of the Acquired Fund received shares of Class F Shares and Class Y shares of the Surviving Fund, respectively, in exchange for their shares as follows ($ Thousands).

Acquired Fund	Net Assets ($ Thousands)	Shares	Net Investment Income ($ Thousands)	Net Realized Loss on Investments ($ Thousands)	Unrealized Depreciation on Investments ($ Thousands)
U.S. Fixed Income Fund	$1,853,263	186,914	$(1)	$(44,750)	$(14,284)

Surviving Fund			Shares Issues	Net Assets Prior to Merger ($ Thousands)	Net Assets After Merger ($ Thousands)
Core Fixed Income Fund			168,938	$2,161,422	$4,014,685

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the U.S. Fixed Income Fund that have been included in the Surviving Fund’s Statement of Operations since August 10, 2018.

Assuming the Reorganization had been completed on October 1, 2017, the beginning of the annual reporting period the Acquired Fund pro forma results of operations for the period ended September 30, 2018 are as follows ($ Thousands):

Acquired Fund	Net Investment Income ($ Thousands)	Net Realized Loss on Investments ($ Thousands)	Unrealized Depreciation on Investments ($ Thousands)
U.S. Fixed Income Fund	$96,476	$(57,786)	$(96,373)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of U.S. Fixed Income Fund that have been included in the Fund’s Statement of Operations since August 10, 2018.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from U.S. Fixed Income Fund, in the amount of $1976,180 (000), was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund acquired capital loss carryovers are as follows

($ Thousands):

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
U.S. Fixed Income Fund	$13,163	$25,699	$38,862

14. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	335

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2019

simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets/. The amounts presented in the current Statements of Changes in Net Assets/ Consolidated Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

	Net Investment Income	Net Realized Gains	Total

Large Cap Fund
Class F	$20,429	$155,771	$176,200
Class Y	1,590	9,384	10,974
Large Cap Value Fund
Class F	18,678	45,218	63,896
Class I	55	164	219
Class Y	2,246	4,537	6,783
Large Cap Growth Fund
Class F	2,022	109,987	112,009
Class I	1	286	287
Class Y	422	10,071	10,493
Tax-Managed Large Cap Fund
Class F	27,609	42,173	69,782
Class Y	3,458	3,925	7,383
S&P 500 Index Fund
Class E	4,249	2,887	7,136
Class F	10,057	3,776	13,833
Class I	90	55	145
Class Y	609	411	1,020
Small Cap Fund
Class F	–	41,012	41,012
Class Y	11	2,570	2,581
Small Cap Value Fund
Class F	2,304	27,242	29,546
Class I	11	200	211
Class Y	357	3,074	3,431
Small Cap Growth Fund
Class F	–	1,080	1,080
Class I	–	7	7
Class Y	–	99	99
Tax-Managed Small/Mid Cap Fund
Class F	546	14,622	15,168
Class Y	179	1,382	1,561
Mid-Cap Fund
Class F	892	8,262	9,154
Class I	4	61	65
Class Y	25	170	195
U.S. Managed Volatility Fund
Class F	14,288	73,695	87,983
Class I	17	104	121
Class Y	12,038	59,674	71,712
Global Managed Volatility Fund
Class F	18,701	67,396	86,097
Class I	21	86	107
Class Y	4,329	11,883	16,212
Tax-Managed Managed Volatility Fund
Class F	14,038	26,713	40,751
Class Y	1,087	1,647	2,734
Real Estate Fund
Class F	1,561	10,611	12,172
Class I	6	45	51
Class Y	573	3,672	4,245
High Yield Bond Fund
Class F	77,103	18,986	96,089
Class I	33	11	44
Class Y	9,850	2,365	12,215
Conservative Income Fund
Class F	3,259	2	3,261
Class Y	364	–	364
Dynamic Asset Allocation Fund

336	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Net Investment Income	Net Realized Gains	Total

Class F	10,480	884	11,364
Class Y	1,383	92	1,475
Multi-Strategy Alternative Fund
Class F	1,267	9,825	11,092
Class Y	27	94	121
Multi-Asset Accumulation Fund
Class F	–	123,715	123,715
Class Y	–	11,492	11,492
Multi-Asset Income Fund
Class F	24,006	6,954	30,960
Class Y	5,369	1,499	6,868
Multi-Asset Capital Stability Fund
Class F	13,747	11,949	25,696
Class Y	1,008	835	1,843
Long/Short Alternative Fund
Class F	–	2	2
Class Y	129	3,168	3,297

16. SUBSEQUENT EVENTS

Management evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of SEI Institutional Managed Trust (the “Trust”) held on April 2, 2019, the Board approved the liquidation of the Enhanced Income Fund, a series of the Trust. The decision to liquidate was based on declining asset levels in the Fund, with no expectation of future asset growth, which has impaired the viability of the Fund. Each shareholder received its pro rata portion of the Fund’s liquidation proceeds on May 13, 2019.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	337

Disclosure of Fund Expenses (Unaudited)

March 31, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$969.60	0.89%	$4.37
Class Y Shares	1,000.00	971.00	0.64	3.14
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.89%	$4.48
Class Y Shares	1,000.00	1,021.70	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$965.70	0.89%	$4.36
Class I Shares	1,000.00	964.70	1.11	5.44
Class Y Shares	1,000.00	967.40	0.64	3.14
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.70	0.64	3.23

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$987.10	0.89%	$4.41
Class I Shares	1,000.00	986.00	1.11	5.50
Class Y Shares	1,000.00	988.20	0.64	3.17
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.70	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$981.20	0.25%	$1.23
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.70	0.25%	$1.26

338	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return

Class F Shares	$1,000.00	$967.50	0.89%	$ 4.37
Class Y Shares	1,000.00	968.80	0.64	3.14
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,020.50	0.89%	$ 4.48
Class Y Shares	1,000.00	1,021.70	0.64	3.23
S&P 500 Index Fund
Actual Fund Return

Class F Shares	$1,000.00	$982.00	0.25%	$ 1.24
Class I Shares	1,000.00	980.20	0.65	3.21
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,023.70	0.25%	$ 1.26
Class I Shares	1,000.00	1,021.69	0.65	3.28
Small Cap Fund
Actual Fund Return

Class F Shares	$1,000.00	$892.70	1.14%	$ 5.38
Class Y Shares	1,000.00	894.30	0.89	4.20
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.20	1.14%	$ 5.74
Class Y Shares	1,000.00	1,020.50	0.89	4.48
Small Cap Value Fund
Actual Fund Return

Class F Shares	$1,000.00	$908.70	1.14%	$ 5.42
Class I Shares	1,000.00	907.70	1.36	6.47
Class Y Shares	1,000.00	910.00	0.89	4.24
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.20	1.14%	$ 5.74
Class I Shares	1,000.00	1,018.20	1.36	6.84
Class Y Shares	1,000.00	1,020.50	0.89	4.48
Small Cap Growth Fund
Actual Fund Return

Class F Shares	$1,000.00	$891.00	1.11%	$ 5.23
Class I Shares	1,000.00	890.20	1.36	6.41
Class Y Shares	1,000.00	892.40	0.86	4.06
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.40	1.11%	$ 5.59
Class I Shares	1,000.00	1,018.20	1.36	6.84
Class Y Shares	1,000.00	1,020.60	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return

Class F Shares	$1,000.00	$898.60	1.11%	$ 5.25
Class Y Shares	1,000.00	899.50	0.89	4.21
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.40	1.11%	$ 5.59
Class Y Shares	1,000.00	1,020.50	0.89	4.48

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return

Class F Shares	$1,000.00	$957.50	0.98%	$ 4.78
Class I Shares	1,000.00	956.40	1.20	5.85
Class Y Shares	1,000.00	958.70	0.73	3.56
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,020.00	0.98%	$ 4.94
Class I Shares	1,000.00	1,018.90	1.20	6.04
Class Y Shares	1,000.00	1,021.30	0.73	3.68
U.S. Managed Volatility Fund
Actual Fund Return

Class F Shares	$1,000.00	$1,015.50	0.95%	$ 4.77
Class I Shares	1,000.00	1,014.20	1.20	6.03
Class Y Shares	1,000.00	1,016.80	0.70	3.52
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,020.20	0.95%	$ 4.78
Class I Shares	1,000.00	1,018.90	1.20	6.04
Class Y Shares	1,000.00	1,021.40	0.70	3.53
Global Managed Volatility Fund
Actual Fund Return

Class F Shares	$1,000.00	$989.00	1.11%	$ 5.50
Class I Shares	1,000.00	986.70	1.36	6.74
Class Y Shares	1,000.00	989.20	0.86	4.27
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.40	1.11%	$ 5.59
Class I Shares	1,000.00	1,018.20	1.36	6.84
Class Y Shares	1,000.00	1,020.60	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return

Class F Shares	$1,000.00	$1,003.40	1.00%	$ 4.99
Class Y Shares	1,000.00	1,004.10	0.75	3.75
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.90	1.00%	$ 5.04
Class Y Shares	1,000.00	1,021.20	0.75	3.78
Tax-Managed International Managed Volatility Fund
Actual Fund Return

Class F Shares	$1,000.00	$965.20	1.11%	$ 5.44
Class Y Shares	1,000.00	966.30	0.86	4.22
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.40	1.11%	$ 5.59
Class Y Shares	1,000.00	1,020.60	0.86	4.33
Real Estate Fund
Actual Fund Return

Class F Shares	$1,000.00	$1,069.20	1.14%	$ 5.88
Class I Shares	1,000.00	1,068.20	1.36	7.01
Class Y Shares	1,000.00	1,070.60	0.89	4.59
Hypothetical 5% Return

Class F Shares	$1,000.00	$1,019.20	1.14%	$ 5.74
Class I Shares	1,000.00	1,018.20	1.36	6.84
Class Y Shares	1,000.00	1,020.50	0.89	4.48

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	339

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2019

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Enhanced Income Fund
Actual Fund Return

Class F Shares	$1,000.00	$1,009.60	0.60%	$3.01
Class I Shares	1,000.00	1,009.50	0.85	4.26
Class Y Shares	1,000.00	1,011.60	0.46	2.31
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.94	0.60%	$3.02

Class I Shares	1,000.00	1,020.64	0.85	4.28
Class Y Shares	1,000.00	1,022.64	0.46	2.32
Core Fixed Income Fund
Actual Fund Return

Class F Shares	$1,000.00	$1,046.90	0.66%	$3.37
Class I Shares	1,000.00	1,044.80	0.88	4.49
Class Y Shares	1,000.00	1,047.20	0.41	2.09
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.60	0.66%	$3.33
Class I Shares	1,000.00	1,020.50	0.88	4.43
Class Y Shares	1,000.00	1,022.90	0.41	2.07
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,008.30	0.89%	$4.46
Class I Shares	1,000.00	1,004.70	1.11	5.60
Class Y Shares	1,000.00	1,008.10	0.64	3.20
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.50	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.64
Class Y Shares	1,000.00	1,021.70	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,011.50	0.30%	$1.50
Class Y Shares	1,000.00	1,012.00	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.40	0.30%	$1.51
Class Y Shares	1,000.00	1,023.90	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,006.80	0.30%	$1.50
Class Y Shares	1,000.00	1,007.30	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.40	0.30%	$1.51
Class Y Shares	1,000.00	1,023.90	0.20	1.01
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,013.60	0.45%	$2.26
Class Y Shares	1,000.00	1,014.10	0.35	1.76
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,022.70	0.45%	$2.27
Class Y Shares	1,000.00	1,023.20	0.35	1.77

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$978.90	0.75%	$3.70
Class Y Shares	1,000.00	980.30	0.50	2.47
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.20	0.75%	$3.78
Class Y Shares	1,000.00	1,022.40	0.50	2.52
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$978.50	1.33%	$6.56
Class Y Shares	1,000.00	979.10	1.09	5.38
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,018.30	1.33%	$6.69
Class Y Shares	1,000.00	1,019.50	1.09	5.49
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,003.10	1.17%	$5.88
Class Y Shares	1,000.00	1,004.10	0.92	4.62
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.20	1.17%	$5.92
Class Y Shares	1,000.00	1,020.46	0.92	4.66
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,036.20	0.80%	$4.06
Class Y Shares	1,000.00	1,036.60	0.70	3.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.94	0.80%	$4.03
Class Y Shares	1,000.00	1,021.44	0.70	3.53
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$993.80	1.82%	$9.05
Class Y Shares	1,000.00	995.30	1.57	7.81
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,015.86	1.82%	$9.15
Class Y Shares	1,000.00	1,017.10	1.57	7.90
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,014.40	0.62%	$3.11
Class Y Shares	1,000.00	1,014.40	0.52	2.61
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,021.80	0.62%	$3.13
Class Y Shares	1,000.00	1,022.30	0.52	2.62
Long/Short Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$962.30	1.15%	$5.63
Class Y Shares	1,000.00	963.10	0.90	4.40
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.20	1.15%	$5.79
Class Y Shares	1,000.00	1,020.44	0.90	4.53

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

340	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

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Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial

342	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2019 was held on April 2-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-5, 2018 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-3, 2019 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-3, 2019 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the applicable Sub-Advisory Agreements at the April 2-3, 2019 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-5, 2018 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual waiver of its management fee with respect to the S&P 500 Index Fund and the Core Fixed Income Fund and its voluntary waiver of management and other fees to prevent total Fund

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	343

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

344	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax-Managed International Managed Volatility Fund, and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund, Multi-Asset Capital Stability Fund and Long/Short Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 7.1%
Alphabet Inc, Cl A *	24,804	$29,192
Alphabet Inc, Cl C *	2,151	2,524
AT&T Inc	501,527	15,728
Charter Communications Inc, Cl A *	8,513	2,953
DISH Network Corp, Cl A *	73,243	2,321
Facebook Inc, Cl A *	176,696	29,453
IAC/InterActiveCorp *	4,684	984
Interpublic Group of Cos Inc/The	22,205	466
Live Nation Entertainment Inc *	67,265	4,274
Madison Square Garden Co/The *	13,860	4,063
Match Group Inc	8,301	470
Netflix Inc *	14,330	5,109
Omnicom Group Inc	211,517	15,439
Take-Two Interactive Software Inc, Cl A *	20,416	1,927
TEGNA Inc	209,294	2,951
T-Mobile US Inc *	58,171	4,020
Tribune Media Co, Cl A	13,694	632
TripAdvisor Inc *	24,452	1,258
Twitter Inc *	92,830	3,052
Verizon Communications Inc	451,877	26,719
Viacom Inc, Cl B	102,749	2,884
Walt Disney Co/The	91,703	10,182

		166,601

Consumer Discretionary — 10.0%
Alibaba Group Holding Ltd ADR *	51,859	9,462
Amazon.com Inc, Cl A *	30,715	54,696
Best Buy Co Inc	43,112	3,063
Booking Holdings Inc *	3,238	5,650
BorgWarner Inc	28,785	1,106
Brinker International Inc	43,929	1,949
CarMax Inc *	100,971	7,048
Delphi Automotive PLC *	12,125	964
Dick’s Sporting Goods Inc	54,230	1,996
Dillard’s Inc, Cl A (A)	17,881	1,288
Dollar General Corp	142,657	17,019
Dollar Tree Inc *	10,447	1,097
DR Horton Inc	107,192	4,436
eBay Inc	52,967	1,967
Etsy Inc *	6,472	435
Ford Motor Co	215,383	1,891
Garmin Ltd	5,297	457
General Motors Co	331,071	12,283
Goodyear Tire & Rubber Co/The	109,735	1,992
Harley-Davidson Inc, Cl A	53,538	1,909
Home Depot Inc/The	35,082	6,732
Kohl’s Corp	73,406	5,048
Lear Corp	27,328	3,709
Lowe’s Cos Inc	139,789	15,303
Lululemon Athletica Inc *	15,089	2,473
Macy’s Inc	74,067	1,780

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Magna International Inc, Cl A	108,712	$5,293
Mohawk Industries Inc *	24,444	3,084
Norwegian Cruise Line Holdings Ltd *	75,465	4,147
O’Reilly Automotive Inc *	29,819	11,579
PulteGroup Inc	235,972	6,598
Ross Stores Inc	192,997	17,968
Royal Caribbean Cruises Ltd	49,105	5,628
Tapestry Inc	143,000	4,646
Target Corp, Cl A	50,332	4,040
Vail Resorts Inc	15,520	3,372
Whirlpool Corp	18,237	2,423

		234,531

Consumer Staples — 6.9%
Altria Group Inc	182,864	10,502
Archer-Daniels-Midland Co	146,548	6,321
Colgate-Palmolive Co	100,898	6,915
Conagra Brands Inc	310,496	8,613
Estee Lauder Cos Inc/The, Cl A	9,377	1,552
Herbalife Nutrition Ltd *	8,121	430
Ingredion Inc	47,359	4,484
JM Smucker Co/The	139,997	16,310
Kellogg Co	198,013	11,362
Kroger Co/The	641,242	15,775
Molson Coors Brewing Co, Cl B	142,461	8,498
PepsiCo Inc	96,546	11,832
Philip Morris International Inc	222,296	19,649
Pilgrim’s Pride Corp *	105,209	2,345
Procter & Gamble Co/The	32,988	3,432
Sysco Corp, Cl A	13,131	877
Tyson Foods Inc, Cl A	122,646	8,515
Unilever NV	257,120	14,987
Walgreens Boots Alliance Inc	137,264	8,685

		161,084

Energy — 6.3%
BP PLC ADR	180,571	7,895
Cabot Oil & Gas Corp	50,609	1,321
Canadian Natural Resources Ltd	323,345	8,892
Carrizo Oil & Gas Inc *	115,706	1,443
Chevron Corp	267,288	32,924
ConocoPhillips	103,555	6,911
Core Laboratories NV (A)	74,551	5,139
Diamondback Energy Inc, Cl A	53,744	5,457
Exxon Mobil Corp	62,550	5,054
Halliburton Co	59,501	1,743
Kinder Morgan Inc/DE	87,840	1,758
Laredo Petroleum Inc *	322,581	997
Marathon Petroleum Corp	330,584	19,785
Occidental Petroleum Corp	192,067	12,715
Phillips 66	32,125	3,057
Royal Dutch Shell PLC ADR, Cl A	175,362	10,976

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger Ltd, Cl A	401,281	$17,484
Valero Energy Corp	59,378	5,037

		148,588

Financials — 16.5%
Aflac Inc	348,811	17,441
Allstate Corp/The	77,966	7,343
American International Group Inc	220,049	9,475
Ameriprise Financial Inc	38,551	4,938
Annaly Capital Management Inc	275,527	2,753
Banco Santander SA ADR (A)	535,887	2,481
Bank of America Corp	981,805	27,088
Bank of New York Mellon Corp/The	40,826	2,059
BB&T Corp	60,224	2,802
Berkshire Hathaway Inc, Cl B *	126,314	25,375
Blackstone Group LP/The (B)	215,564	7,538
Capital One Financial Corp	61,434	5,019
CIT Group Inc	132,056	6,335
Citigroup Inc	513,200	31,931
Discover Financial Services	53,937	3,838
E*TRADE Financial Corp	72,599	3,371
Everest Re Group Ltd	18,830	4,067
Fifth Third Bancorp	365,348	9,214
First Republic Bank/CA	118,119	11,866
Hartford Financial Services Group Inc/The	42,704	2,123
Invesco Ltd	146,607	2,831
JPMorgan Chase & Co	301,012	30,471
KeyCorp	155,139	2,443
KKR & Co Inc	338,871	7,960
Lincoln National Corp	89,065	5,228
Markel Corp *	17,107	17,043
Marsh & McLennan Cos Inc	130,535	12,257
MetLife Inc	62,379	2,656
MFA Financial Inc	143,982	1,047
Moody’s Corp	74,861	13,557
Morgan Stanley	48,930	2,065
PNC Financial Services Group Inc/The	15,930	1,954
Progressive Corp/The	173,660	12,519
Prudential Financial Inc	38,952	3,579
Radian Group Inc	122,321	2,537
Regions Financial Corp	350,441	4,959
Reinsurance Group of America Inc, Cl A	24,960	3,544
S&P Global Inc	41,688	8,777
SLM Corp	335,704	3,327
Starwood Property Trust Inc	50,735	1,134
State Street Corp	205,088	13,497
SunTrust Banks Inc	107,702	6,381
Synchrony Financial	15,209	485
Two Harbors Investment Corp	71,276	964
Unum Group	44,371	1,501
US Bancorp	280,419	13,513
Voya Financial Inc	90,831	4,538

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	248,463	$12,006
Zions Bancorp NA	153,205	6,957

		386,787

Health Care — 14.9%
Abbott Laboratories	424,218	33,912
AbbVie Inc	57,474	4,632
ABIOMED Inc *	2,570	734
Allergan PLC	23,004	3,368
Alnylam Pharmaceuticals Inc *	5,206	486
AmerisourceBergen Corp, Cl A	243,656	19,375
Amgen Inc, Cl A	108,639	20,639
Biogen Inc *	28,909	6,833
Boston Scientific Corp *	159,473	6,121
Bristol-Myers Squibb Co	73,582	3,511
Cardinal Health Inc	17,886	861
Cigna Corp (C)	66,908	10,760
CVS Health Corp	282,416	15,231
Danaher Corp, Cl A	40,427	5,337
DexCom Inc *	11,888	1,416
Eli Lilly & Co	36,699	4,762
Gilead Sciences Inc	94,467	6,141
HCA Healthcare Inc	43,190	5,631
Horizon Pharma Plc *	91,285	2,413
Humana Inc	55,343	14,721
Illumina Inc *	11,567	3,594
Jazz Pharmaceuticals PLC *	13,254	1,895
Johnson & Johnson	276,269	38,620
Merck & Co Inc	367,900	30,598
Mettler-Toledo International Inc *	18,439	13,331
Mylan NV *	56,768	1,609
Pfizer Inc	404,922	17,197
Sarepta Therapeutics Inc *	17,552	2,092
Teleflex Inc	46,383	14,015
Thermo Fisher Scientific Inc	4,198	1,149
UnitedHealth Group Inc	135,344	33,465
Veeva Systems Inc, Cl A *	4,374	555
Vertex Pharmaceuticals Inc *	46,041	8,469
WellCare Health Plans Inc *	3,229	871
Zimmer Biomet Holdings Inc	112,033	14,307
Zoetis Inc, Cl A	27,074	2,726

		351,377

Industrials — 10.0%
3M Co	41,027	8,525
AerCap Holdings NV *	69,739	3,246
AGCO Corp	67,440	4,691
Allison Transmission Holdings Inc	104,943	4,714
American Airlines Group Inc	212,480	6,748
AO Smith Corp	134,094	7,150
Boeing Co/The	30,621	11,680
Cintas Corp	41,613	8,410

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	63,418	$10,012
Delta Air Lines Inc, Cl A	122,858	6,346
Eaton Corp PLC	28,193	2,271
Emerson Electric Co	134,437	9,205
Expeditors International of Washington Inc	23,350	1,772
FedEx Corp	34,255	6,214
Fortive Corp	151,227	12,686
General Dynamics Corp	22,783	3,857
Harris Corp	31,064	4,961
Honeywell International Inc	217,424	34,553
Huntington Ingalls Industries Inc, Cl A	13,945	2,889
Illinois Tool Works Inc	70,307	10,091
ManpowerGroup Inc	11,765	973
Roper Technologies Inc	47,516	16,249
RR Donnelley & Sons Co	154,714	730
Sensata Technologies Holding PLC *	215,630	9,708
Spirit AeroSystems Holdings Inc, Cl A	41,152	3,767
TransDigm Group Inc *	23,901	10,851
Union Pacific Corp	16,834	2,815
United Continental Holdings Inc *	87,721	6,998
United Technologies Corp	54,722	7,053
WW Grainger Inc	56,546	17,016

		236,181

Information Technology — 18.0%
Adobe Inc *	105,389	28,085
Analog Devices Inc	63,887	6,725
Apple Inc	122,748	23,316
Applied Materials Inc	126,797	5,029
Automatic Data Processing Inc	78,962	12,613
Avalara Inc *	39,869	2,224
Broadcom Inc	14,147	4,254
Cadence Design Systems Inc *	7,308	464
Cisco Systems Inc	321,695	17,368
Citrix Systems Inc	4,593	458
Corning Inc, Cl B	159,303	5,273
Dell Technologies Inc, Cl C *	16,525	970
DXC Technology Co	81,413	5,236
EPAM Systems Inc *	26,576	4,495
Fidelity National Information Services Inc, Cl B	58,904	6,662
Global Payments Inc	82,437	11,254
Hewlett Packard Enterprise Co	376,685	5,812
HP Inc	326,252	6,339
Intel Corp	345,841	18,572
International Business Machines Corp	54,647	7,711
Intuit Inc	97,447	25,474
IPG Photonics Corp *	26,151	3,969
Juniper Networks Inc	181,896	4,815
Lam Research Corp	51,223	9,170
Marvell Technology Group Ltd	74,632	1,485
Microchip Technology Inc (A)	308,253	25,573

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Micron Technology Inc *	110,435	$4,564
Microsoft Corp	370,704	43,721
Motorola Solutions Inc	84,383	11,849
NetApp Inc	44,116	3,059
NVIDIA Corp	6,471	1,162
ON Semiconductor Corp *	135,982	2,797
Oracle Corp, Cl B	282,015	15,147
PayPal Holdings Inc *	83,563	8,677
RealPage Inc *	54,494	3,307
Red Hat Inc *	22,152	4,047
salesforce.com *	123,745	19,598
Seagate Technology PLC	77,003	3,688
Skyworks Solutions Inc	34,456	2,842
Tech Data Corp *	48,241	4,940
VeriSign Inc *	22,600	4,103
Visa Inc, Cl A	182,351	28,481
Vishay Intertechnology Inc	103,407	1,910
Western Digital Corp	41,757	2,007
Worldpay Inc, Cl A *	55,500	6,299
Xerox Corp	81,708	2,613
Xilinx Inc	34,973	4,434

		422,591

Materials — 3.6%
Air Products & Chemicals Inc	17,944	3,427
Cabot Corp	21,482	894
Celanese Corp, Cl A	30,515	3,009
Crown Holdings Inc *	92,433	5,044
Domtar Corp	41,040	2,038
DowDuPont Inc	258,426	13,777
Eastman Chemical Co	97,406	7,391
Ecolab Inc	69,652	12,296
Freeport-McMoRan Inc, Cl B	123,862	1,597
Huntsman Corp	126,618	2,848
International Paper Co	21,612	1,000
Linde PLC	58,347	10,265
LyondellBasell Industries NV, Cl A	31,428	2,642
Newmont Mining Corp	46,079	1,648
Owens-Illinois Inc	55,338	1,050
Packaging Corp of America	20,059	1,993
Sherwin-Williams Co/The, Cl A	11,517	4,961
Vulcan Materials Co	67,058	7,940

		83,820

Real Estate — 2.9%
American Tower Corp, Cl A	132,231	26,057
Crown Castle International Corp	108,136	13,841
Gaming and Leisure Properties Inc	94,459	3,643
Hospitality Properties Trust	81,476	2,144
Host Hotels & Resorts Inc	270,955	5,121
Mid-America Apartment Communities Inc	78,323	8,563
Omega Healthcare Investors Inc	81,674	3,116

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Senior Housing Properties Trust	175,773	$2,071
VEREIT Inc	491,703	4,116

		68,672

Utilities — 1.7%
Entergy Corp	71,427	6,831
Exelon Corp	108,817	5,455
FirstEnergy Corp	218,071	9,074
NextEra Energy Inc	62,276	12,039
NRG Energy Inc	28,954	1,230
Public Service Enterprise Group Inc	93,854	5,576

		40,205

Total Common Stock (Cost $1,866,690) ($ Thousands)		2,300,437

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P. 2.480% **†(C)	14,869,849	$14,878

Total Affiliated Partnership (Cost $14,867) ($ Thousands)		14,878

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	46,074,280	46,074

Total Cash Equivalent (Cost $46,074) ($ Thousands)		46,074

Total Investments – 100.5% (Cost $1,927,631) ($ Thousands)		$2,361,389

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	182	Jun-2019	$25,401	$25,824	$423

S&P Mid Cap 400 Index E-MINI	12	Jun-2019	2,259	2,280	21

			$27,660	$28,104	$444

Percentages are based on Net Assets of $2,349,301 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $14,761 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $7,538 ($ Thousands), or 0.3 % of the net assets of the Fund (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $14,878 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

S&P— Standard & Poor’s

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,300,437	$–	$–	$2,300,437
Affiliated Partnership	–	14,878	–	14,878
Cash Equivalent	46,074	–	–	46,074

Total Investments in Securities	$2,346,511	$14,878	$–	$2,361,389

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$444	$–	$–	$444

Total Other Financial Instruments	$444	$–	$–	$444

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income

SEI Daily Income Trust, Government Fund, Cl F	$57,680	$316,891	$ (328,497)	$—	$—	$46,074	$551
SEI Liquidity Fund, L.P.	52,638	125,593	(163,358)	5	—	14,878	52

Totals	$110,318	$442,484	$ (491,855)	$5	$—	$60,952	$603

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%
Communication Services — 6.3%
AT&T Inc	1,025,830	$32,170
BCE Inc	219,735	9,754
Comcast Corp, Cl A	153,009	6,117
DISH Network Corp, Cl A *	22,888	725
Facebook Inc, Cl A *	41,397	6,901
Fox Corp *	25,780	925
Omnicom Group Inc	18,311	1,337
TEGNA Inc	133,195	1,878
Telephone & Data Systems Inc	106,380	3,269
United States Cellular Corp *	48,626	2,232
Verizon Communications Inc	237,848	14,064
Viacom Inc, Cl B	119,643	3,358
Walt Disney Co/The	25,740	2,858

		85,588

Consumer Discretionary — 7.6%
Best Buy Co Inc	73,919	5,253
BorgWarner Inc	35,125	1,349
Brinker International Inc (A)	12,302	546
Capri Holdings Ltd *	46,293	2,118
Carnival Corp	39,846	2,021
Columbia Sportswear Co	26,415	2,752
Dick’s Sporting Goods Inc	29,143	1,073
Dillard’s Inc, Cl A (A)	12,443	896
DR Horton Inc	136,160	5,634
eBay Inc	27,214	1,011
Foot Locker Inc, Cl A	90,185	5,465
Ford Motor Co	157,740	1,385
GameStop Corp, Cl A (A)	17,836	181
Gap Inc/The	78,161	2,046
General Motors Co	367,789	13,645
Genuine Parts Co	109,513	12,269
Goodyear Tire & Rubber Co/The	118,457	2,150
Graham Holdings Co, Cl B	394	269
Harley-Davidson Inc, Cl A	25,543	911
Kohl’s Corp	81,094	5,577
Lear Corp	24,338	3,303
Macy’s Inc	145,959	3,508
Magna International Inc, Cl A	78,699	3,832
Michaels Cos Inc/The *	47,401	541
Mohawk Industries Inc *	20,342	2,566
Norwegian Cruise Line Holdings Ltd *	63,278	3,478
PulteGroup Inc	84,284	2,357
Ralph Lauren Corp, Cl A	27,084	3,512
Royal Caribbean Cruises Ltd	2,192	251
Skechers U.S.A. Inc, Cl A *	62,719	2,108
Target Corp, Cl A	105,907	8,500
Whirlpool Corp	12,733	1,692
Wyndham Destinations Inc	18,506	749

		102,948

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Staples — 8.2%
Altria Group Inc	132,361	$7,601
Archer-Daniels-Midland Co	75,616	3,261
Diageo PLC ADR	61,169	10,008
Ingredion Inc	37,745	3,574
JM Smucker Co/The	36,241	4,222
Kimberly-Clark Corp	88,522	10,968
Kroger Co/The	270,077	6,644
Molson Coors Brewing Co, Cl B	77,819	4,642
Philip Morris International Inc	156,750	13,855
Pilgrim’s Pride Corp *	54,440	1,213
Procter & Gamble Co/The	39,228	4,082
Tyson Foods Inc, Cl A	107,097	7,436
Unilever NV	140,802	8,207
Walgreens Boots Alliance Inc	178,672	11,305
Walmart Inc	135,544	13,220

		110,238

Energy — 11.0%
Anadarko Petroleum Corp, Cl A	58,242	2,649
BP PLC ADR	151,476	6,623
Canadian Natural Resources Ltd	253,935	6,983
Carrizo Oil & Gas Inc *	58,378	728
Chevron Corp	235,172	28,969
ConocoPhillips	345,296	23,045
Devon Energy Corp	145,337	4,587
Diamondback Energy Inc, Cl A	6,673	678
Exxon Mobil Corp	316,864	25,603
Halliburton Co	48,787	1,429
HollyFrontier Corp	87,412	4,307
Kinder Morgan Inc/DE	53,733	1,075
Laredo Petroleum Inc *	69,375	214
Marathon Petroleum Corp	153,825	9,206
Occidental Petroleum Corp	40,460	2,678
PBF Energy Inc, Cl A	25,974	809
Phillips 66	58,480	5,566
Pioneer Natural Resources Co	4,098	624
Royal Dutch Shell PLC ADR, Cl A	139,866	8,754
Schlumberger Ltd, Cl A	126,608	5,516
Valero Energy Corp	104,174	8,837

		148,880

Financials — 19.9%
Aflac Inc	149,859	7,493
AGNC Investment Corp ‡	14,913	268
Allstate Corp/The	78,965	7,437
Ameriprise Financial Inc	23,966	3,070
Annaly Capital Management Inc ‡	128,342	1,282
Arthur J Gallagher & Co	3,311	259
Assured Guaranty Ltd	28,419	1,263
Athene Holding Ltd, Cl A *	7,120	291
Banco Santander SA ADR	536,092	2,482

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of America Corp	591,845	$16,329
Bank of New York Mellon Corp/The	32,486	1,638
BB&T Corp	26,657	1,240
Berkshire Hathaway Inc, Cl B *	82,741	16,622
Blackstone Group LP/The (B)	166,341	5,817
Capital One Financial Corp	66,427	5,426
Chubb Ltd	73,483	10,294
CIT Group Inc	27,607	1,324
Citigroup Inc	323,897	20,153
Discover Financial Services	45,825	3,261
E*TRADE Financial Corp	25,887	1,202
Erie Indemnity Co, Cl A	7,137	1,274
Everest Re Group Ltd	20,651	4,460
Fidelity National Financial Inc	75,438	2,757
Fifth Third Bancorp	196,391	4,953
First American Financial Corp	5,189	267
Franklin Resources Inc	9,651	320
Goldman Sachs Group Inc/The	6,945	1,333
Hartford Financial Services Group Inc/The	32,534	1,618
HSBC Holdings PLC ADR (A)	159,040	6,454
Invesco Ltd	136,599	2,638
JPMorgan Chase & Co	384,576	38,931
KeyCorp	115,584	1,820
KKR & Co Inc	321,877	7,561
Lincoln National Corp	32,614	1,914
MetLife Inc	55,848	2,377
MFA Financial Inc ‡	41,144	299
Morgan Stanley	32,111	1,355
Old Republic International Corp	12,663	265
PNC Financial Services Group Inc/The	34,045	4,176
Popular Inc	45,227	2,358
Prudential Financial Inc	54,813	5,036
Radian Group Inc	38,271	794
Regions Financial Corp	211,042	2,986
Reinsurance Group of America Inc, Cl A	28,599	4,061
SLM Corp	133,095	1,319
Starwood Property Trust Inc ‡	95,177	2,127
State Street Corp	15,313	1,008
SunTrust Banks Inc	234,504	13,894
Synchrony Financial	162,848	5,195
T Rowe Price Group Inc	16,997	1,702
TCF Financial Corp	11,222	232
Travelers Cos Inc/The	97,005	13,305
Two Harbors Investment Corp ‡	19,808	268
Unum Group	87,057	2,945
Voya Financial Inc	50,782	2,537
Wells Fargo & Co	312,120	15,082
Zions Bancorp NA	19,200	872

		267,644

Health Care — 14.2%
Abbott Laboratories	22,205	1,775

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AbbVie Inc	41,325	$3,330
Agilent Technologies Inc	3,373	271
Amgen Inc, Cl A	23,681	4,499
Anthem Inc	15,091	4,331
Baxter International Inc	3,575	291
Biogen Inc *	7,585	1,793
Bristol-Myers Squibb Co	176,482	8,420
Bruker Corp	7,094	273
Cardinal Health Inc	15,707	756
Centene Corp *	64,502	3,425
Cigna Corp (C)	28,571	4,595
CVS Health Corp	103,377	5,575
Eli Lilly & Co	107,835	13,993
Gilead Sciences Inc	78,772	5,121
HCA Healthcare Inc	51,703	6,741
Horizon Pharma Plc *	88,843	2,348
Humana Inc	14,403	3,831
Jazz Pharmaceuticals PLC *	7,873	1,125
Johnson & Johnson	229,920	32,141
McKesson Corp	46,809	5,479
Medtronic PLC	2,846	259
Merck & Co Inc	327,493	27,238
Mylan NV *	108,207	3,067
Novartis AG ADR	109,770	10,553
Pfizer Inc	859,268	36,493
Varian Medical Systems Inc *	1,997	283
Waters Corp *	1,074	270
Zimmer Biomet Holdings Inc	19,774	2,525

		190,801

Industrials — 7.2%
3M Co	40,786	8,475
AerCap Holdings NV *	72,735	3,385
AGCO Corp	37,676	2,620
Allison Transmission Holdings Inc	24,790	1,114
American Airlines Group Inc	142,321	4,520
Boeing Co/The	15,100	5,759
Cummins Inc	21,255	3,356
Delta Air Lines Inc, Cl A	152,815	7,893
Eaton Corp PLC	11,560	931
FedEx Corp	11,227	2,037
GrafTech International Ltd	43,255	553
Huntington Ingalls Industries Inc, Cl A	9,609	1,991
Ingersoll-Rand PLC	2,509	271
JetBlue Airways Corp *	23,835	390
Johnson Controls International plc	242,079	8,942
L3 Technologies Inc	7,973	1,645
Lockheed Martin Corp	4,158	1,248
ManpowerGroup Inc	67,688	5,597
Norfolk Southern Corp	8,383	1,567
PACCAR Inc	8,534	581
Raytheon Co	54,023	9,837

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RR Donnelley & Sons Co	49,345	$233
Siemens AG ADR	130,264	7,002
Southwest Airlines Co, Cl A	70,172	3,643
Spirit AeroSystems Holdings Inc, Cl A	36,890	3,377
Teledyne Technologies Inc *	1,123	266
United Continental Holdings Inc *	55,180	4,402
United Technologies Corp	16,739	2,157
USG Corp	6,128	265
Waste Management Inc	23,373	2,429

		96,486

Information Technology — 11.2%
Akamai Technologies Inc *	17,095	1,226
Applied Materials Inc	47,118	1,869
Avnet Inc	6,016	261
Cisco Systems Inc	617,328	33,330
Cognizant Technology Solutions Corp, Cl A	31,064	2,251
Conduent Inc *	17,329	240
Corning Inc, Cl B	386,238	12,784
DXC Technology Co	35,513	2,284
Hewlett Packard Enterprise Co	163,962	2,530
HP Inc	362,964	7,052
Intel Corp	584,123	31,367
International Business Machines Corp	40,675	5,739
IPG Photonics Corp *	15,960	2,422
Jabil Inc	9,274	247
Juniper Networks Inc	104,785	2,774
Keysight Technologies Inc *	27,298	2,380
Lam Research Corp	11,624	2,081
Marvell Technology Group Ltd	19,915	396
Micron Technology Inc *	148,877	6,153
Microsoft Corp	135,407	15,970
NVIDIA Corp	5,801	1,042
ON Semiconductor Corp *	45,784	942
Oracle Corp, Cl B	74,995	4,028
Seagate Technology PLC	29,578	1,416
Skyworks Solutions Inc	20,654	1,704
Symantec Corp, Cl A	11,792	271
Tech Data Corp *	14,228	1,457
Vishay Intertechnology Inc	41,121	759
Western Digital Corp	62,175	2,988
Xerox Corp	94,500	3,022

		150,985

Materials — 3.9%
Cabot Corp	24,552	1,022
Celanese Corp, Cl A	12,537	1,236
Crown Holdings Inc *	68,051	3,714
Domtar Corp	25,252	1,254
DowDuPont Inc	258,229	13,766
Eastman Chemical Co	67,278	5,105
Freeport-McMoRan Inc, Cl B	180,084	2,321

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntsman Corp	123,041	$2,767
International Paper Co	43,552	2,015
LyondellBasell Industries NV, Cl A	64,376	5,413
Newmont Mining Corp	61,638	2,205
Owens-Illinois Inc	59,035	1,120
Packaging Corp of America	11,025	1,096
Reliance Steel & Aluminum Co	42,072	3,797
Steel Dynamics Inc	130,842	4,615
Westrock Co	27,193	1,043

		52,489

Real Estate — 3.4%
Brixmor Property Group Inc ‡	54,720	1,005
Camden Property Trust ‡	2,746	279
Equity Commonwealth ‡	7,874	257
Gaming and Leisure Properties Inc ‡	6,921	267
HCP Inc ‡	284,637	8,909
Hospitality Properties Trust ‡	84,305	2,218
Host Hotels & Resorts Inc ‡	167,334	3,163
Howard Hughes Corp/The *	7,500	825
Jones Lang LaSalle Inc	1,625	251
Medical Properties Trust Inc ‡	286,392	5,301
Omega Healthcare Investors Inc ‡	33,721	1,286
Outfront Media Inc ‡	14,564	341
Realogy Holdings Corp (A)	42,499	484
Retail Properties of America Inc, Cl A ‡	111,265	1,356
Senior Housing Properties Trust ‡	140,808	1,659
Ventas Inc ‡	4,240	271
VEREIT Inc ‡	278,716	2,333
Welltower Inc ‡	200,627	15,569

		45,774

Utilities — 4.6%
AES Corp/VA	237,088	4,287
Ameren Corp	4,419	325
CenterPoint Energy Inc	109,383	3,358
Consolidated Edison Inc	67,882	5,757
DTE Energy Co	18,650	2,326
Edison International	36,971	2,289
Entergy Corp	39,729	3,799
Exelon Corp	248,451	12,455
FirstEnergy Corp	80,582	3,353
NextEra Energy Inc	91,339	17,658
NRG Energy Inc	36,894	1,567
Pinnacle West Capital Corp	2,739	262
Public Service Enterprise Group Inc	4,680	278
Vistra Energy Corp	165,021	4,296

		62,010

Total Common Stock (Cost $1,084,172) ($ Thousands)		1,313,843

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P. 2.480% **†(D)	4,536,876	$4,538

Total Affiliated Partnership (Cost $4,536) ($ Thousands)		4,538

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund,Cl F
2.220%**†	31,561,067	$31,561

Total Cash Equivalent (Cost $31,561) ($ Thousands)		31,561

Total Investments in Securities – 100.1%
(Cost $1,120,269) ($ Thousands)		$1,349,942

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	71	Jun-2019	$9,804	$10,074	$270

S&P Mid Cap 400 Index E-MINI	41	Jun-2019	7,672	7,794	122

			$17,476	$17,868	$392

Percentages are based on Net Assets of $1,348,144 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $4,377 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $5,817 ($ Thousands), or 0.4% of the net assets of the Fund (see Note 2).
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,595 ($ Thousands) and represented 0.3% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $4,538 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,313,843	$–	$–	$1,313,843
Affiliated Partnership	–	4,538	–	4,538
Cash Equivalent	31,561	–	–	31,561

Total Investments in Securities	$1,345,404	$4,538	$–	$1,349,942

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$392	$–	$–	$392

Total Other Financial Instruments	$392	$–	$–	$392

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 10,516	$ 93,706	$ (99,688)	$ 3	$ 1	$ 4,538	$ 24
SEI Daily Income Trust, Government Fund, Cl F	42,653	101,670	(112,762)	–	–	31,561	369

Totals	$ 53,169	$ 195,376	$ (212,450)	$ 3	$ 1	$ 36,099	$ 393

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 10.2%
Alphabet Inc, Cl A *	47,240	$55,596
Alphabet Inc, Cl C *	10,824	12,700
Charter Communications Inc, Cl A *	9,279	3,219
Facebook Inc, Cl A *	198,862	33,148
IAC/InterActiveCorp *	6,922	1,454
Live Nation Entertainment Inc *	80,740	5,130
Madison Square Garden Co/The *	10,620	3,113
Match Group Inc *(A)	4,951	280
Netflix Inc *	24,960	8,900
Take-Two Interactive Software Inc, Cl A *	42,476	4,008
Telephone & Data Systems Inc	14,899	458
T-Mobile US Inc *	147,591	10,199
Tribune Media Co, Cl A	7,080	327
TripAdvisor Inc *	4,996	257
Twitter Inc *	80,264	2,639
Walt Disney Co/The	82,659	9,178

		150,606

Consumer Discretionary — 15.6%
Alibaba Group Holding Ltd ADR *	88,263	16,104
Amazon.com Inc, Cl A *	44,429	79,117
AutoZone Inc *	22,155	22,689
Darden Restaurants Inc	2,532	308
Delphi Automotive PLC *	40,517	3,221
Dollar Tree Inc *	23,358	2,453
Domino’s Pizza Inc	1,007	260
Etsy Inc *	14,615	982
Foot Locker Inc, Cl A	64,234	3,893
General Motors Co	7,261	269
H&R Block Inc	11,779	282
Hilton Worldwide Holdings Inc	30,354	2,523
Home Depot Inc/The	39,504	7,580
Lowe’s Cos Inc	102,559	11,227
Lululemon Athletica Inc *	63,993	10,486
NIKE Inc, Cl B	172,922	14,562
Ross Stores Inc	4,377	407
Royal Caribbean Cruises Ltd	51,930	5,952
Starbucks Corp	70,862	5,268
Tiffany & Co	69,425	7,328
TJX Cos Inc/The	339,896	18,086
Tractor Supply Co	67,314	6,581
Vail Resorts Inc	25,103	5,455
Yum China Holdings Inc	143,165	6,430

		231,463

Consumer Staples — 4.2%
Clorox Co/The	2,074	333
Colgate-Palmolive Co	184,478	12,644
Estee Lauder Cos Inc/The, Cl A	12,050	1,995
Herbalife Nutrition Ltd *	89,152	4,724
Hershey Co/The	92,045	10,569

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monster Beverage Corp *	9,583	$523
PepsiCo Inc	157,598	19,314
Procter & Gamble Co/The	94,332	9,815
Sysco Corp, Cl A	22,162	1,480

		61,397

Energy — 0.3%
Cabot Oil & Gas Corp	162,501	4,241

Financials — 7.8%
Aflac Inc	107,953	5,398
Citigroup Inc	69,560	4,328
CME Group Inc	72,684	11,962
FactSet Research Systems Inc	31,327	7,778
First Hawaiian Inc	10,969	286
LPL Financial Holdings Inc	3,860	269
Moody’s Corp	129,490	23,449
Morgan Stanley	19,180	809
MSCI Inc, Cl A	78,786	15,666
Popular Inc	5,333	278
Progressive Corp/The	319,594	23,040
S&P Global Inc	43,307	9,118
US Bancorp	273,464	13,178
Zions Bancorp NA	6,899	313

		115,872

Health Care — 15.5%
Abbott Laboratories	205,567	16,433
ABIOMED Inc *	1,025	293
Alnylam Pharmaceuticals Inc *	13,312	1,244
Becton Dickinson and Co	81,942	20,463
Biogen Inc *	4,655	1,100
Boston Scientific Corp *	221,574	8,504
Cigna Corp (B)	34,675	5,577
Danaher Corp, Cl A	89,177	11,773
DexCom Inc *	5,352	637
Exelixis Inc *	11,949	284
HCA Healthcare Inc	40,097	5,228
Humana Inc	37,831	10,063
Illumina Inc *	17,070	5,304
Johnson & Johnson	150,630	21,057
Merck & Co Inc	109,651	9,120
Mettler-Toledo International Inc *	21,426	15,491
Regeneron Pharmaceuticals Inc *	26,257	10,782
Sarepta Therapeutics Inc *	26,517	3,161
Stryker Corp	22,620	4,468
Thermo Fisher Scientific Inc	11,414	3,124
UnitedHealth Group Inc	207,463	51,297
Varian Medical Systems Inc *	74,409	10,545
Veeva Systems Inc, Cl A *	11,156	1,415
Vertex Pharmaceuticals Inc *	63,443	11,670

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	11,081	$1,116

		230,149

Industrials — 10.3%
3M Co	70,234	14,593
Allison Transmission Holdings Inc	9,498	427
Boeing Co/The	67,507	25,749
Cintas Corp	75,177	15,194
Copart Inc *	5,254	318
CSX Corp	114,932	8,599
Delta Air Lines Inc, Cl A	123,994	6,404
Expeditors International of Washington Inc	5,131	390
Graco Inc	300,933	14,902
HD Supply Holdings Inc *	10,173	441
Honeywell International Inc	40,350	6,412
Middleby Corp/The *	87,227	11,342
Robert Half International Inc	157,721	10,277
Spirit AeroSystems Holdings Inc, Cl A	80,802	7,396
Union Pacific Corp	97,386	16,283
United Technologies Corp	106,872	13,775
WW Grainger Inc	2,194	660

		153,162

Information Technology — 29.5%
Adobe Inc *	116,876	31,146
Advanced Micro Devices Inc *	22,810	582
Analog Devices Inc	147,089	15,484
Apple Inc	214,018	40,653
Arista Networks Inc *	22,586	7,102
Aspen Technology Inc *	8,375	873
Avalara Inc *	62,259	3,473
Booz Allen Hamilton Holding Corp, Cl A	5,214	303
Broadcom Inc	62,672	18,846
Cadence Design Systems Inc *	22,196	1,410
CDW Corp/DE	14,556	1,403
Citrix Systems Inc	2,901	289
Dell Technologies Inc, Cl C *	15,378	903
EPAM Systems Inc *	9,445	1,597
Euronet Worldwide Inc *	8,403	1,198
F5 Networks Inc, Cl A *	14,224	2,232
Fortinet Inc *	43,100	3,619
GoDaddy Inc, Cl A *	4,000	301
Intel Corp	5,715	307
Intuit Inc	9,784	2,558
Keysight Technologies Inc *	3,334	291
KLA-Tencor Corp	2,639	315
Lam Research Corp	53,100	9,505
Mastercard Inc, Cl A	171,148	40,297
Microsoft Corp	731,873	86,317
National Instruments Corp	17,003	754
NetApp Inc	60,438	4,191
Oracle Corp, Cl B	274,986	14,770

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Palo Alto Networks Inc *	15,490	$3,762
Paychex Inc	4,190	336
Paycom Software Inc *	37,490	7,090
PayPal Holdings Inc *	104,842	10,887
RealPage Inc *	85,873	5,212
Red Hat Inc *	22,924	4,188
salesforce.com *	137,437	21,766
ServiceNow Inc *	10,487	2,585
Tableau Software Inc, Cl A *	6,615	842
Ubiquiti Networks Inc (A)	63,166	9,457
VeriSign Inc *	12,618	2,291
Visa Inc, Cl A	283,381	44,261
VMware Inc, Cl A *	59,886	10,810
Worldpay Inc, Cl A *	77,423	8,788
Xilinx Inc	32,253	4,089
Zebra Technologies Corp, Cl A *	49,225	10,314

		437,397

Materials — 3.1%
Air Products & Chemicals Inc	13,673	2,611
Ecolab Inc	34,700	6,126
Linde PLC	64,004	11,260
Sherwin-Williams Co/The, Cl A	51,845	22,330
Vulcan Materials Co	24,865	2,944

		45,271

Real Estate — 1.3%
CBRE Group Inc, Cl A *‡	52,608	2,602
Crown Castle International Corp ‡	37,899	4,851
EPR Properties, Cl A ‡	142,436	10,953
Equity Commonwealth *‡	8,659	283
Medical Properties Trust Inc ‡	15,536	288

		18,977

Utilities — 0.4%
CenterPoint Energy Inc	212,071	6,511

Total Common Stock (Cost $993,297) ($ Thousands)		1,455,046

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
2.480% **†(C)	11,088,940	11,089

Total Affiliated Partnership (Cost $11,088) ($ Thousands)		11,089

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	21,242,105	$21,242

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)
Total Cash Equivalent (Cost $21,242) ($ Thousands)		$21,242

Total Investments in Securities — 100.4% (Cost $1,025,627) ($ Thousands)		$1,487,377

A list of the open futures held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	110	Jun-2019	$15,305	$15,608	$303

			$15,305	$15,608	$303

Percentages are based on Net Assets of $1,481,763 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $11,014 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $5,576 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $11,089 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,455,046	$–	$–	$1,455,046
Affiliated Partnership	–	11,089	–	11,089
Cash Equivalent	21,242	–	–	21,242

Total Investments in Securities	$1,476,288	$11,089	$–	$1,487,377

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$303	$—	$—	$303

Total Other Financial Instruments	$303	$—	$—	$303

* Futures contracts are valued at the unrealized Appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 46,852	$152,380	$ (177,990)	$ —	$ —	$ 21,242	$ 392
SEI Liquidity Fund, L.P.	18,951	70,563	(78,427)	—	2	11,089	187

Totals	$ 65,803	$222,943	$ (256,417)	$ —	$ 2	$ 32,331	$ 579

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Communication Services — 9.3%
Activision Blizzard Inc	8,608	$392
Alphabet Inc, Cl A *	3,425	4,031
Alphabet Inc, Cl C *	3,491	4,096
AMC Networks Inc, Cl A *	400	23
AT&T Inc	83,521	2,619
Cable One Inc	37	36
CBS Corp, Cl B	3,615	172
CenturyLink Inc	10,712	128
Charter Communications Inc, Cl A *	1,954	678
Cinemark Holdings Inc	1,200	48
Comcast Corp, Cl A	51,701	2,067
Discovery Inc, Cl A *	1,600	43
Discovery Inc, Cl C *	3,917	100
DISH Network Corp, Cl A *	2,600	82
Electronic Arts Inc *	3,369	342
Facebook Inc, Cl A *	27,345	4,558
Fox Corp *	5,631	205
GCI Liberty Inc *	1,100	61
IAC/InterActiveCorp *	920	193
Interpublic Group of Cos Inc/The	4,200	88
John Wiley & Sons Inc, Cl A	400	18
Liberty Broadband Corp, Cl A *	300	27
Liberty Broadband Corp, Cl C *	1,187	109
Liberty Media Corp-Liberty Formula One, Cl A *	500	17
Liberty Media Corp-Liberty Formula One, Cl C *	2,400	84
Liberty Media Corp-Liberty SiriusXM *	3,000	115
Lions Gate Entertainment Corp, Cl A	300	5
Lions Gate Entertainment Corp, Cl B	900	14
Live Nation Entertainment Inc *	1,590	101
Madison Square Garden Co/The *	269	79
Match Group Inc *	500	28
Netflix Inc *	4,828	1,721
News Corp, Cl A	3,900	48
News Corp, Cl B	1,200	15
Omnicom Group Inc	2,626	192
Sirius XM Holdings Inc	18,818	107
Sprint Corp *	7,200	41
Take-Two Interactive Software Inc, Cl A *	1,300	123
Telephone & Data Systems Inc	1,200	37
T-Mobile US Inc *	3,510	243
Tribune Media Co, Cl A	900	41
TripAdvisor Inc *	1,200	62
Twitter Inc *	8,280	272
United States Cellular Corp *	45	2
Verizon Communications Inc	47,515	2,810
Viacom Inc, Cl A	32	1
Viacom Inc, Cl B	4,200	118
Walt Disney Co/The	20,167	2,239
Zayo Group Holdings Inc *	2,390	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl A *	500	$17
Zillow Group Inc, Cl C *	1,400	49
Zynga Inc, Cl A *	9,300	50

		28,815

Consumer Discretionary — 10.0%
Adient PLC	740	10
Advance Auto Parts Inc	775	132
Amazon.com Inc, Cl A *	4,718	8,402
Aramark	2,800	83
AutoNation Inc *	500	18
AutoZone Inc *	299	306
Best Buy Co Inc	2,700	192
Booking Holdings Inc *	517	902
BorgWarner Inc	2,400	92
Bright Horizons Family Solutions Inc *	700	89
Brunswick Corp/DE	900	45
Burlington Stores Inc *	753	118
Caesars Entertainment Corp *	6,407	56
Capri Holdings Ltd *	1,500	69
CarMax Inc *	1,900	133
Carnival Corp	4,627	235
Carter’s Inc	500	50
Chipotle Mexican Grill Inc, Cl A *	273	194
Choice Hotels International	400	31
Columbia Sportswear Co	300	31
Darden Restaurants Inc	1,383	168
Delphi Automotive PLC *	2,914	232
Dick’s Sporting Goods Inc	700	26
Dollar General Corp	3,059	365
Dollar Tree Inc *	2,730	287
Domino’s Pizza Inc	512	132
DR Horton Inc	4,000	165
Dunkin’ Brands Group Inc	1,014	76
eBay Inc	9,906	368
Expedia Group Inc	1,343	160
Extended Stay America Inc	2,300	41
Floor & Decor Holdings Inc, Cl A *	800	33
Foot Locker Inc, Cl A	1,200	73
Ford Motor Co	44,685	392
Frontdoor Inc *	900	31
Gap Inc/The	2,300	60
Garmin Ltd	1,300	112
Garrett Motion Inc *	617	9
General Motors Co	14,881	552
Gentex Corp	2,935	61
Genuine Parts Co	1,676	188
Goodyear Tire & Rubber Co/The	2,400	44
Graham Holdings Co, Cl B	54	37
Grand Canyon Education Inc *	500	57
GrubHub Inc *	1,100	76
H&R Block Inc	2,200	53

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc	3,900	$70
Harley-Davidson Inc, Cl A	1,800	64
Hasbro Inc	1,300	111
Hilton Grand Vacations Inc *	1,018	31
Hilton Worldwide Holdings Inc	3,149	262
Home Depot Inc/The	13,014	2,497
Hyatt Hotels Corp, Cl A	400	29
International Game Technology	1,100	14
Kohl’s Corp	1,825	125
L Brands Inc	2,500	69
Las Vegas Sands Corp	4,144	253
Lear Corp	750	102
Leggett & Platt Inc	1,600	68
Lennar Corp, Cl A	3,228	158
Lennar Corp, Cl B	50	2
LKQ Corp *	3,589	102
Lowe’s Cos Inc	9,257	1,013
Lululemon Athletica Inc *	1,093	179
Macy’s Inc	3,500	84
Marriott International Inc/MD, Cl A	3,290	412
Mattel Inc *	3,500	45
McDonald’s Corp	8,936	1,697
MGM Resorts International	5,853	150
Michaels Cos Inc/The *	1,100	13
Mohawk Industries Inc *	759	96
Newell Brands Inc, Cl B	5,070	78
NIKE Inc, Cl B	14,167	1,193
Nordstrom Inc	1,400	62
Norwegian Cruise Line Holdings Ltd *	2,500	137
NVR Inc *	37	102
O’Reilly Automotive Inc *	919	357
Penske Automotive Group Inc, Cl A	400	18
Polaris Industries Inc	656	55
Pool Corp	467	77
PulteGroup Inc	2,700	75
PVH Corp	849	104
Qurate Retail Inc *	5,165	83
Ralph Lauren Corp, Cl A	636	82
Ross Stores Inc	4,262	397
Royal Caribbean Cruises Ltd	1,949	223
Service Corp International/US	1,900	76
ServiceMaster Global Holdings Inc *	1,500	70
Six Flags Entertainment Corp	700	35
Skechers U.S.A. Inc, Cl A *	1,400	47
Starbucks Corp	13,823	1,028
Tapestry Inc	3,508	114
Target Corp, Cl A	6,096	489
Tempur Sealy International Inc *	600	35
Tesla Inc *	1,559	436
Thor Industries Inc	600	37
Tiffany & Co	1,382	146
TJX Cos Inc/The	14,263	759

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toll Brothers Inc	1,400	$51
Tractor Supply Co	1,400	137
Ulta Beauty Inc *	638	222
Under Armour Inc, Cl A *	2,000	42
Under Armour Inc, Cl C *	2,300	43
Urban Outfitters Inc *	700	21
Vail Resorts Inc	500	109
VF Corp	3,744	325
Visteon Corp *	300	20
Wayfair Inc, Cl A *	675	100
Wendy’s Co/The	2,300	41
Whirlpool Corp	738	98
Williams-Sonoma Inc	900	51
Wyndham Destinations Inc	1,163	47
Wyndham Hotels & Resorts Inc	1,263	63
Wynn Resorts Ltd	1,215	145
Yum China Holdings Inc	4,185	188
Yum! Brands Inc	3,535	353

		31,003

Consumer Staples — 6.7%
Altria Group Inc	21,662	1,244
Archer-Daniels-Midland Co	6,459	278
Brown-Forman Corp, Cl A	500	25
Brown-Forman Corp, Cl B	3,122	165
Bunge Ltd	1,600	85
Campbell Soup Co	1,900	72
Casey’s General Stores Inc	433	56
Church & Dwight Co Inc	2,910	207
Clorox Co/The	1,471	236
Coca-Cola Co/The	43,980	2,061
Colgate-Palmolive Co	9,726	667
Conagra Brands Inc	5,649	157
Constellation Brands Inc, Cl A	1,772	311
Costco Wholesale Corp	5,008	1,213
Coty Inc, Cl A	5,300	61
Energizer Holdings Inc	800	36
Estee Lauder Cos Inc/The, Cl A	2,438	404
Flowers Foods Inc	2,000	43
General Mills Inc	6,882	356
Hain Celestial Group Inc/The *	1,000	23
Herbalife Nutrition Ltd *	1,174	62
Hershey Co/The	1,640	188
Hormel Foods Corp	3,237	145
Ingredion Inc	810	77
JM Smucker Co/The	1,254	146
Kellogg Co	2,785	160
Keurig Dr Pepper Inc	2,246	63
Kimberly-Clark Corp	3,970	492
Kraft Heinz Co/The	7,049	230
Kroger Co/The	9,288	228
Lamb Weston Holdings Inc	1,600	120

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McCormick & Co Inc/MD	1,441	$217
Molson Coors Brewing Co, Cl B	1,895	113
Mondelez International Inc, Cl A	16,512	824
Monster Beverage Corp *	4,577	250
Nu Skin Enterprises Inc, Cl A	700	33
PepsiCo Inc	16,235	1,989
Philip Morris International Inc	17,950	1,587
Pilgrim’s Pride Corp *	900	20
Post Holdings Inc *	740	81
Procter & Gamble Co/The	28,579	2,974
Seaboard Corp	4	17
Spectrum Brands Holdings Inc	547	30
Sprouts Farmers Market Inc *	1,200	26
Sysco Corp, Cl A	5,463	365
TreeHouse Foods Inc *	700	45
Tyson Foods Inc, Cl A	3,276	227
US Foods Holding Corp *	2,600	91
Walgreens Boots Alliance Inc	9,369	593
Walmart Inc	16,110	1,571

		20,664

Energy — 5.1%
Anadarko Petroleum Corp, Cl A	5,935	270
Antero Resources Corp *	3,200	28
Apache Corp	4,300	149
Apergy Corp *	1,032	42
Baker Hughes a GE Co, Cl A	5,902	164
Cabot Oil & Gas Corp	4,800	125
Centennial Resource Development Inc/ DE, Cl A *	1,500	13
Cheniere Energy Inc *	2,600	178
Chesapeake Energy Corp *	14,900	46
Chevron Corp	21,928	2,701
Cimarex Energy Co	1,144	80
CNX Resources Corp *	1,800	19
Concho Resources Inc	2,230	247
ConocoPhillips	13,026	869
Continental Resources Inc/OK, Cl A *	900	40
Devon Energy Corp	5,400	170
Diamondback Energy Inc, Cl A	1,838	187
EOG Resources Inc	6,627	631
EQT Corp	2,800	58
Equitrans Midstream Corp	2,160	47
Extraction Oil & Gas Inc *	700	3
Exxon Mobil Corp	48,657	3,931
Halliburton Co	9,961	292
Helmerich & Payne Inc	1,200	67
Hess Corp	2,900	175
HollyFrontier Corp	1,800	89
Kinder Morgan Inc/DE	22,465	449
Kosmos Energy Ltd	2,400	15
Marathon Oil Corp	9,592	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Petroleum Corp	7,770	$465
Murphy Oil Corp	1,700	50
Nabors Industries Ltd	3,400	12
National Oilwell Varco Inc, Cl A	4,600	123
Noble Energy Inc	5,743	142
Occidental Petroleum Corp	8,693	575
ONEOK Inc	4,761	332
Parsley Energy Inc, Cl A *	2,900	56
Patterson-UTI Energy Inc	2,800	39
PBF Energy Inc, Cl A	1,500	47
Phillips 66	4,675	445
Pioneer Natural Resources Co	1,994	304
QEP Resources Inc *	2,400	19
Range Resources Corp	2,600	29
RPC Inc	400	5
Schlumberger Ltd, Cl A	15,898	693
SM Energy Co	1,000	17
Targa Resources Corp	2,500	104
Transocean Ltd *	5,400	47
Valero Energy Corp	4,922	418
Weatherford International PLC *	8,600	6
Whiting Petroleum Corp *	1,100	29
Williams Cos Inc/The	13,773	396
WPX Energy Inc *	4,500	59

		15,657

Financials — 12.6%
Affiliated Managers Group Inc	633	68
Aflac Inc	8,482	424
AGNC Investment Corp	5,828	105
Alleghany *	183	112
Allstate Corp/The	3,823	360
Ally Financial Inc	4,800	132
American Express Co	8,001	875
American Financial Group Inc/OH	843	81
American International Group Inc	10,103	435
American National Insurance Co	124	15
Ameriprise Financial Inc	1,532	196
Annaly Capital Management Inc	16,174	162
Aon PLC	2,786	476
Arch Capital Group Ltd *	4,589	148
Arthur J Gallagher & Co	2,066	161
Associated Banc-Corp	1,800	38
Assurant Inc	700	66
Assured Guaranty Ltd	1,300	58
Athene Holding Ltd, Cl A *	1,900	78
AXA Equitable Holdings Inc	3,000	60
Axis Capital Holdings Ltd	900	49
Bank of America Corp	103,564	2,857
Bank of Hawaii Corp	448	35
Bank of New York Mellon Corp/The	10,085	509
Bank OZK	1,500	43

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BankUnited Inc	1,200	$40
BB&T Corp	8,762	408
Berkshire Hathaway Inc, Cl B *	22,309	4,482
BGC Partners Inc, Cl A	2,300	12
BlackRock Inc	1,363	583
BOK Financial Corp	400	33
Brighthouse Financial Inc *	1,300	47
Brown & Brown Inc	2,500	74
Capital One Financial Corp	5,441	444
Cboe Global Markets Inc	1,300	124
Charles Schwab Corp/The	13,842	592
Chimera Investment Corp	2,200	41
Chubb Ltd	5,294	742
Cincinnati Financial Corp	1,700	146
CIT Group Inc	1,146	55
Citigroup Inc	27,322	1,700
Citizens Financial Group Inc	5,347	174
CME Group Inc	4,063	669
CNA Financial Corp	200	9
Comerica Inc	1,853	136
Commerce Bancshares Inc/MO	1,040	60
Credit Acceptance Corp, Cl A *	128	58
Cullen/Frost Bankers Inc	640	62
Discover Financial Services	3,827	272
E*TRADE Financial Corp	2,813	131
East West Bancorp Inc	1,600	77
Eaton Vance Corp	1,400	56
Erie Indemnity Co, Cl A	300	54
Evercore Inc, Cl A	400	36
Everest Re Group Ltd	445	96
FactSet Research Systems Inc	472	117
Fidelity National Financial Inc	3,010	110
Fifth Third Bancorp	8,700	219
First American Financial Corp	1,200	62
First Citizens BancShares Inc/NC, Cl A	68	28
First Hawaiian Inc	1,500	39
First Horizon National Corp	3,600	50
First Republic Bank/CA	1,880	189
FNB Corp/PA	3,400	36
Franklin Resources Inc	3,600	119
Goldman Sachs Group Inc/The	4,007	769
Hanover Insurance Group Inc/The, Cl A	489	56
Hartford Financial Services Group Inc/The	4,100	204
Huntington Bancshares Inc/OH	11,892	151
Interactive Brokers Group Inc, Cl A	821	43
Intercontinental Exchange Inc	6,412	488
Invesco Ltd	4,700	91
Jefferies Financial Group Inc	3,100	58
JPMorgan Chase & Co	38,087	3,856
KeyCorp	11,388	179
Lazard Ltd, Cl A (A)	1,200	43
Legg Mason Inc	800	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln National Corp	2,477	$145
Loews Corp	3,189	153
LPL Financial Holdings Inc	900	63
M&T Bank Corp	1,566	246
Markel Corp *	150	149
MarketAxess Holdings Inc	468	115
Marsh & McLennan Cos Inc	5,821	547
Mercury General Corp	200	10
MetLife Inc	9,330	397
MFA Financial Inc	4,600	33
Moody’s Corp	1,909	346
Morgan Stanley	13,915	587
Morningstar Inc, Cl A	200	25
MSCI Inc, Cl A	952	189
Nasdaq Inc, Cl A	1,300	114
Navient Corp	3,300	38
New Residential Investment Corp	4,540	77
New York Community Bancorp Inc	5,000	58
Northern Trust Corp	2,262	205
Old Republic International Corp	3,000	63
OneMain Holdings Inc, Cl A	981	31
PacWest Bancorp	1,300	49
People’s United Financial Inc	4,400	72
Pinnacle Financial Partners Inc	800	44
PNC Financial Services Group Inc/The	5,198	638
Popular Inc	1,200	63
Principal Financial Group Inc, Cl A	3,300	166
Progressive Corp/The	6,609	476
Prosperity Bancshares	800	55
Prudential Financial Inc	4,718	433
Raymond James Financial Inc	1,570	126
Regions Financial Corp	12,312	174
Reinsurance Group of America Inc, Cl A	768	109
RenaissanceRe Holdings Ltd	475	68
S&P Global Inc	2,838	598
Santander Consumer USA Holdings Inc	1,200	25
SEI Investments Co †	1,500	78
Signature Bank/New York NY, Cl B	578	74
SLM Corp	5,600	55
Starwood Property Trust Inc	3,300	74
State Street Corp	4,233	279
Sterling Bancorp/DE	2,300	43
SunTrust Banks Inc	5,160	306
SVB Financial Group, Cl B *	584	130
Synchrony Financial	8,256	263
Synovus Financial Corp	1,700	58
T Rowe Price Group Inc	2,671	267
TCF Financial Corp	1,700	35
TD Ameritrade Holding Corp	3,111	156
Texas Capital Bancshares Inc *	600	33
TFS Financial Corp	200	3
Torchmark Corp, Cl A	1,300	107

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc/The	3,024	$415
Two Harbors Investment Corp	3,000	41
Umpqua Holdings Corp	2,500	41
Unum Group	2,400	81
US Bancorp	17,426	840
Virtu Financial Inc, Cl A	600	14
Voya Financial Inc	1,800	90
Webster Financial Corp	995	50
Wells Fargo & Co	47,610	2,301
Western Alliance Bancorp *	1,000	41
White Mountains Insurance Group Ltd	28	26
Willis Towers Watson PLC	1,486	261
Wintrust Financial Corp	700	47
WR Berkley Corp	1,200	102
Zions Bancorp NA	2,200	100

		38,983

Health Care — 13.9%
Abbott Laboratories	19,636	1,570
AbbVie Inc	17,504	1,411
ABIOMED Inc *	520	148
Acadia Healthcare Co Inc, Cl A *	1,100	32
Agilent Technologies Inc	3,779	304
Agios Pharmaceuticals Inc *	600	40
Alexion Pharmaceuticals Inc *	2,417	327
Align Technology Inc *	889	253
Alkermes PLC *	1,800	66
Allergan PLC	3,886	569
Alnylam Pharmaceuticals Inc *	1,074	100
AmerisourceBergen Corp, Cl A	1,788	142
Amgen Inc, Cl A	7,308	1,388
Anthem Inc	3,061	878
Baxter International Inc	5,692	463
Becton Dickinson and Co	3,031	757
Biogen Inc *	2,298	543
BioMarin Pharmaceutical Inc *	2,037	181
Bio-Rad Laboratories Inc, Cl A *	300	92
Bio-Techne Corp	418	83
Bluebird Bio Inc *	600	94
Boston Scientific Corp *	15,996	614
Bristol-Myers Squibb Co	18,798	897
Bruker Corp	1,000	38
Cantel Medical Corp	400	27
Cardinal Health Inc	3,300	159
Catalent Inc *	1,623	66
Celgene Corp, Cl A *	8,118	766
Centene Corp *	4,624	246
Cerner Corp *	3,600	206
Charles River Laboratories International Inc *	500	73
Chemed Corp	180	58
Cigna Corp (B)	4,272	687

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cooper Cos Inc/The, Cl A	529	$157
Covetrus Inc *	619	20
CVS Health Corp	14,794	798
Danaher Corp, Cl A	7,173	947
DaVita Inc *	1,500	81
DENTSPLY SIRONA Inc	2,400	119
DexCom Inc *	1,000	119
Edwards Lifesciences Corp, Cl A *	2,415	462
Elanco Animal Health Inc *	4,177	134
Eli Lilly & Co	10,116	1,313
Encompass Health Corp	1,200	70
Exact Sciences Corp *	1,300	113
Exelixis Inc *	3,100	74
Gilead Sciences Inc	14,605	949
HCA Healthcare Inc	3,125	407
Henry Schein Inc *	1,747	105
Hill-Rom Holdings Inc	750	79
Hologic Inc *	3,100	150
Humana Inc	1,578	420
ICU Medical Inc *	159	38
IDEXX Laboratories Inc *	976	218
Illumina Inc *	1,664	517
Incyte Corp *	1,984	171
Insulet Corp *	700	67
Integra LifeSciences Holdings Corp *	800	45
Intuitive Surgical Inc *	1,277	729
Ionis Pharmaceuticals Inc *	1,400	114
IQVIA Holdings Inc *	2,040	293
Jazz Pharmaceuticals PLC *	643	92
Johnson & Johnson	30,900	4,319
Laboratory Corp of America Holdings *	1,140	174
Masimo Corp *	500	69
McKesson Corp	2,169	254
MEDNAX Inc *	1,000	27
Medtronic PLC	15,659	1,426
Merck & Co Inc	29,910	2,488
Mettler-Toledo International Inc *	294	213
Moderna *	600	12
Molina Healthcare Inc *	700	99
Mylan NV *	5,700	162
Nektar Therapeutics, Cl A *	1,600	54
Neurocrine Biosciences Inc *	1,100	97
Penumbra Inc *	400	59
PerkinElmer Inc	1,200	116
Perrigo Co PLC	1,583	76
Pfizer Inc	66,089	2,807
PRA Health Sciences Inc *	700	77
Premier Inc, Cl A *	500	17
QIAGEN NV *	2,500	102
Quest Diagnostics Inc	1,500	135
Regeneron Pharmaceuticals Inc *	922	379
ResMed Inc	1,553	161

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sage Therapeutics Inc *	600	$95
Sarepta Therapeutics Inc *	800	95
Seattle Genetics Inc *	1,261	92
STERIS PLC	1,000	128
Stryker Corp	3,949	780
Teleflex Inc	509	154
Thermo Fisher Scientific Inc	4,664	1,277
United Therapeutics Corp *	532	62
UnitedHealth Group Inc	10,975	2,714
Universal Health Services Inc, Cl B	942	126
Varian Medical Systems Inc *	1,036	147
Veeva Systems Inc, Cl A *	1,430	181
Vertex Pharmaceuticals Inc *	2,922	537
Waters Corp *	919	231
WellCare Health Plans Inc *	631	170
West Pharmaceutical Services Inc	844	93
Zimmer Biomet Holdings Inc	2,322	297
Zoetis Inc, Cl A	5,508	554

		43,135

Industrials — 9.6%
3M Co	6,410	1,332
Acuity Brands Inc	478	57
ADT Inc	400	3
AECOM *	1,800	53
AGCO Corp	800	56
Air Lease Corp, Cl A	1,100	38
Alaska Air Group Inc	1,400	79
Allegion PLC	1,050	95
Allison Transmission Holdings Inc	1,200	54
AMERCO	63	23
American Airlines Group Inc	4,572	145
AMETEK Inc	2,583	214
AO Smith Corp	1,600	85
Arconic Inc	4,800	92
Arcosa Inc	433	13
Armstrong World Industries Inc	500	40
Boeing Co/The	6,138	2,341
BWX Technologies Inc, Cl W	1,300	64
Carlisle Cos Inc	624	76
Caterpillar Inc, Cl A	6,633	899
CH Robinson Worldwide Inc	1,500	130
Cintas Corp	970	196
Clean Harbors Inc *	600	43
Colfax Corp *	900	27
Copa Holdings SA, Cl A	333	27
Copart Inc *	2,400	145
CoStar Group Inc *	395	184
Crane Co, Cl A	500	42
CSX Corp	8,874	664
Cummins Inc	1,715	271
Curtiss-Wright Corp	500	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deere & Co	3,732	$596
Delta Air Lines Inc, Cl A	7,506	388
Donaldson Co Inc, Cl A	1,600	80
Dover Corp	1,605	151
Eaton Corp PLC	4,993	402
Emerson Electric Co	7,043	482
Equifax Inc	1,335	158
Expeditors International of Washington Inc	1,900	144
Fastenal Co, Cl A	3,300	212
FedEx Corp	2,864	520
Flowserve Corp	1,600	72
Fluor Corp	1,600	59
Fortive Corp	3,361	282
Fortune Brands Home & Security Inc	1,500	71
Gardner Denver Holdings Inc *	1,500	42
Gates Industrial Corp PLC *	200	3
General Dynamics Corp	2,910	493
General Electric Co	98,770	987
Genesee & Wyoming Inc, Cl A *	600	52
Graco Inc	2,000	99
GrafTech International Ltd	261	3
Harris Corp	1,329	212
HD Supply Holdings Inc *	2,200	95
HEICO, Cl A	800	67
HEICO Corp	450	43
Hexcel Corp, Cl A	900	62
Honeywell International Inc	8,379	1,332
Hubbell Inc, Cl B	605	71
Huntington Ingalls Industries Inc, Cl A	493	102
IDEX Corp	852	129
IHS Markit Ltd *	4,466	243
Illinois Tool Works Inc	3,809	547
Ingersoll-Rand PLC	2,807	303
ITT Inc	1,048	61
Jacobs Engineering Group Inc	1,500	113
JB Hunt Transport Services Inc	969	98
JetBlue Airways Corp *	3,400	56
Johnson Controls International plc	10,364	383
Kansas City Southern	1,180	137
KAR Auction Services Inc	1,600	82
Kirby Corp *	600	45
Knight-Swift Transportation Holdings Inc, Cl A	1,400	46
L3 Technologies Inc	952	196
Landstar System Inc	446	49
Lennox International	465	123
Lincoln Electric Holdings Inc	700	59
Lockheed Martin Corp	2,794	839
Macquarie Infrastructure Corp	900	37
ManpowerGroup Inc	688	57
Masco Corp	3,300	130
Middleby Corp/The *	635	83

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSC Industrial Direct Co Inc, Cl A	479	$40
Nielsen Holdings PLC	4,000	95
Nordson	643	85
Norfolk Southern Corp	3,063	572
Northrop Grumman Corp	1,815	489
nVent Electric PLC	1,800	49
Old Dominion Freight Line Inc, Cl A	715	103
Oshkosh Corp	800	60
Owens Corning	1,400	66
PACCAR Inc	3,955	269
Parker-Hannifin Corp, Cl A	1,484	255
Pentair PLC	1,700	76
Quanta Services Inc	1,700	64
Raytheon Co	3,279	597
Regal Beloit Corp	600	49
Republic Services Inc	2,600	209
Resideo Technologies Inc *	1,486	29
Robert Half International Inc	1,400	91
Rockwell Automation Inc	1,400	246
Rollins Inc	1,700	71
Roper Technologies Inc	1,152	394
Ryder System Inc	600	37
Schneider National Inc, Cl B	300	6
Sensata Technologies Holding PLC *	1,900	86
Snap-on Inc	619	97
Southwest Airlines Co, Cl A	5,944	309
Spirit AeroSystems Holdings Inc, Cl A	1,200	110
Stanley Black & Decker Inc	1,767	241
Stericycle Inc, Cl A *	1,100	60
Teledyne Technologies Inc *	452	107
Terex Corp	700	22
Textron Inc	2,738	139
Timken Co/The	700	30
Toro Co/The	1,100	76
TransDigm Group Inc *	530	241
TransUnion	2,200	147
Trinity Industries Inc	1,800	39
Union Pacific Corp	8,340	1,394
United Continental Holdings Inc *	2,773	221
United Parcel Service Inc, Cl B	7,924	885
United Rentals Inc *	903	103
United Technologies Corp	9,268	1,195
Univar Inc *	1,600	35
USG Corp *	800	35
Valmont Industries Inc	200	26
Verisk Analytics Inc, Cl A	1,797	239
WABCO Holdings Inc *	600	79
Wabtec Corp	1,466	108
Waste Management Inc	4,931	512
Watsco Inc	377	54
Welbilt Inc *	1,200	20
WESCO International Inc *	600	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	511	$154
XPO Logistics Inc *	1,333	72
Xylem Inc/NY	2,038	161

		29,622

Information Technology — 21.1%
2U Inc *	600	42
Accenture PLC, Cl A	7,437	1,309
Adobe Inc *	5,641	1,503
Advanced Micro Devices Inc *	10,747	274
Akamai Technologies Inc *	1,800	129
Alliance Data Systems Corp	576	101
Amdocs Ltd	1,600	87
Amphenol Corp, Cl A	3,416	323
Analog Devices Inc	4,256	448
ANSYS Inc *	1,006	184
Apple Inc	54,666	10,384
Applied Materials Inc	11,017	437
Arista Networks Inc *	645	203
ARRIS International PLC *	1,900	60
Arrow Electronics Inc, Cl A *	900	69
Aspen Technology Inc *	800	83
Atlassian Corp PLC, Cl A *	1,100	124
Autodesk Inc, Cl A *	2,507	391
Automatic Data Processing Inc	4,979	795
Avnet Inc	1,300	56
Black Knight Inc *	1,700	93
Booz Allen Hamilton Holding Corp, Cl A	1,600	93
Broadcom Inc	4,732	1,423
Broadridge Financial Solutions Inc	1,328	138
Cadence Design Systems Inc *	3,300	210
CDK Global Inc	1,476	87
CDW Corp/DE	1,700	164
Ceridian HCM Holding Inc *	606	31
Cisco Systems Inc	52,076	2,812
Citrix Systems Inc	1,502	150
Cognex Corp	1,900	97
Cognizant Technology Solutions Corp, Cl A	6,640	481
Coherent Inc *	243	34
CommScope Holding Co Inc *	1,900	41
Conduent Inc *	2,600	36
CoreLogic Inc/United States *	1,000	37
Corning Inc, Cl B	9,014	298
Cypress Semiconductor Corp	3,700	55
Dell Technologies Inc, Cl C *	1,727	101
DocuSign Inc, Cl A *	820	42
Dolby Laboratories Inc, Cl A	700	44
DXC Technology Co	3,081	198
EchoStar Corp, Cl A *	500	18
Elastic NV *	100	8
EPAM Systems Inc *	600	101
Euronet Worldwide Inc *	600	86

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc, Cl A *	691	$108
Fair Isaac Corp *	369	100
Fidelity National Information Services Inc, Cl B	3,781	428
FireEye Inc *	2,400	40
First Data Corp, Cl A *	6,234	164
First Solar Inc *	1,000	53
Fiserv Inc, Cl A *	4,592	405
FleetCor Technologies Inc *	967	238
FLIR Systems Inc	1,500	71
Fortinet Inc *	1,700	143
Gartner Inc *	1,066	162
Genpact Ltd	1,700	60
Global Payments Inc	1,817	248
GoDaddy Inc, Cl A *	2,025	152
Guidewire Software Inc, Cl Z *	900	87
Hewlett Packard Enterprise Co	16,307	252
HP Inc	17,565	341
Intel Corp	51,850	2,784
International Business Machines Corp	10,595	1,495
Intuit Inc	2,827	739
IPG Photonics Corp *	433	66
Jabil Inc	1,800	48
Jack Henry & Associates Inc	854	118
Juniper Networks Inc	3,700	98
Keysight Technologies Inc *	2,100	183
KLA-Tencor Corp	1,899	227
Lam Research Corp	1,758	315
Leidos Holdings Inc	1,600	103
Littelfuse Inc	300	55
LogMeIn Inc	700	56
Manhattan Associates Inc *	700	39
Marvell Technology Group Ltd	6,672	133
Mastercard Inc, Cl A	10,494	2,471
Maxim Integrated Products Inc	3,200	170
Microchip Technology Inc	2,726	226
Micron Technology Inc *	12,968	536
Microsoft Corp	87,225	10,287
MKS Instruments Inc	600	56
Monolithic Power Systems Inc	500	68
Motorola Solutions Inc	1,836	258
National Instruments Corp	1,400	62
NCR Corp *	1,223	33
NetApp Inc	2,900	201
Nuance Communications *	3,000	51
Nutanix Inc, Cl A *	1,459	55
NVIDIA Corp	6,694	1,202
NXP Semiconductors NV	3,830	339
Okta Inc, Cl A *	1,000	83
ON Semiconductor Corp *	4,800	99
Oracle Corp, Cl B	27,738	1,490
Palo Alto Networks Inc *	1,061	258

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	3,638	$292
Paycom Software Inc *	536	101
PayPal Holdings Inc *	13,436	1,395
Pegasystems Inc	400	26
Pluralsight, Cl A *	800	25
Proofpoint Inc *	600	73
PTC Inc *	1,365	126
Pure Storage Inc, Cl A *	2,000	44
Qorvo Inc *	1,468	105
QUALCOMM Inc	13,864	791
RealPage Inc *	800	49
Red Hat Inc *	2,060	376
RingCentral Inc, Cl A *	800	86
Sabre Corp	3,400	73
salesforce.com Inc *	8,329	1,319
ServiceNow Inc *	2,022	498
Skyworks Solutions Inc	1,972	163
SolarWinds Corp *	200	4
Splunk Inc *	1,681	209
Square Inc, Cl A *	3,300	247
SS&C Technologies Holdings Inc	2,400	153
Switch Inc, Cl A	100	1
Symantec Corp, Cl A	7,201	166
Synopsys Inc *	1,731	199
Tableau Software Inc, Cl A *	806	103
Teradata Corp *	1,397	61
Teradyne Inc	1,954	78
Texas Instruments Inc	11,043	1,171
Total System Services Inc	2,074	197
Trimble Inc *	3,000	121
Twilio Inc, Cl A *	1,000	129
Tyler Technologies Inc *	425	87
Ubiquiti Networks Inc	200	30
Ultimate Software Group Inc/The *	380	125
Universal Display Corp	542	83
VeriSign Inc *	1,208	219
Versum Materials Inc	1,406	71
Visa Inc, Cl A	20,270	3,166
VMware Inc, Cl A *	794	143
Western Digital Corp	3,392	163
Western Union Co/The	5,200	96
WEX Inc *	442	85
Workday Inc, Cl A *	1,700	328
Worldpay Inc, Cl A *	3,423	388
Xerox Corp	2,200	70
Xilinx Inc	2,907	369
Zebra Technologies Corp, Cl A *	600	126
Zendesk Inc *	1,314	112

		65,378

Materials — 2.8%
Air Products & Chemicals Inc	2,570	491

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albemarle Corp	1,156	$95
Alcoa Corp *	2,300	65
AptarGroup Inc	700	74
Ardagh Group SA, Cl A	100	1
Ashland Global Holdings Inc	800	62
Avery Dennison Corp	1,023	116
Axalta Coating Systems Ltd *	2,200	55
Ball Corp	3,735	216
Bemis Co Inc	1,000	55
Berry Global Group Inc *	1,577	85
Cabot Corp	700	29
Celanese Corp, Cl A	1,500	148
CF Industries Holdings Inc	2,637	108
Chemours Co/The	1,900	71
Crown Holdings Inc *	1,500	82
Domtar Corp	600	30
DowDuPont Inc	26,019	1,387
Eagle Materials Inc	459	39
Eastman Chemical Co	1,632	124
Ecolab Inc	2,919	515
Element Solutions *	2,100	21
FMC Corp	1,600	123
Freeport-McMoRan Inc, Cl B	16,723	216
Graphic Packaging Holding Co	3,300	42
Huntsman Corp	2,300	52
International Flavors & Fragrances Inc	1,160	149
International Paper Co	4,691	217
Linde PLC	6,374	1,121
LyondellBasell Industries NV, Cl A	3,511	295
Martin Marietta Materials Inc, Cl A	705	142
Mosaic Co/The	4,200	115
NewMarket Corp	70	30
Newmont Mining Corp	6,100	218
Nucor Corp	3,500	204
Olin Corp	1,800	42
Owens-Illinois Inc	2,000	38
Packaging Corp of America	1,027	102
PPG Industries Inc	2,779	314
Reliance Steel & Aluminum Co	746	67
Royal Gold Inc, Cl A	747	68
RPM International Inc	1,500	87
Scotts Miracle-Gro Co/The, Cl A	577	45
Sealed Air Corp	1,800	83
Sherwin-Williams Co/The, Cl A	961	414
Silgan Holdings Inc	800	24
Sonoco Products Co	1,200	74
Southern Copper Corp	800	32
Steel Dynamics Inc	2,500	88
United States Steel Corp	1,900	37
Valvoline Inc	2,100	39
Vulcan Materials Co	1,480	175
Westlake Chemical Corp	332	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westrock Co	2,800	$107
WR Grace & Co	800	62

		8,714

Real Estate — 3.7%
Alexandria Real Estate Equities Inc	1,237	176
American Campus Communities Inc	1,700	81
American Homes 4 Rent, Cl A	2,800	64
American Tower Corp, Cl A	5,027	991
Apartment Investment & Management Co, Cl A	1,900	96
Apple Hospitality Inc	2,400	39
AvalonBay Communities Inc	1,600	321
Boston Properties Inc	1,762	236
Brandywine Realty Trust	2,000	32
Brixmor Property Group Inc	3,300	61
Brookfield Property Inc, Cl A	1,227	25
Camden Property Trust	1,000	102
CBRE Group Inc, Cl A *	3,600	178
Colony Capital Inc	4,700	25
Columbia Property Trust Inc	1,100	25
CoreSite Realty Corp	400	43
Corporate Office Properties Trust	1,400	38
Crown Castle International Corp	4,751	608
CubeSmart	2,100	67
CyrusOne Inc	1,200	63
Digital Realty Trust Inc, Cl A	2,404	286
Douglas Emmett Inc	1,800	73
Duke Realty Corp	3,900	119
Empire State Realty Trust Inc, Cl A	1,400	22
EPR Properties, Cl A	800	62
Equinix Inc	954	432
Equity Commonwealth *	1,300	42
Equity LifeStyle Properties Inc	1,000	114
Equity Residential	4,083	308
Essex Property Trust Inc	729	211
Extra Space Storage Inc	1,400	143
Federal Realty Investment Trust	846	117
Gaming and Leisure Properties Inc	2,355	91
HCP Inc	5,670	177
Healthcare Trust of America Inc, Cl A	2,600	74
Highwoods Properties Inc	1,100	51
Hospitality Properties Trust	1,700	45
Host Hotels & Resorts Inc	8,402	159
Howard Hughes Corp/The *	463	51
Hudson Pacific Properties Inc	1,600	55
Invitation Homes Inc	4,100	100
Iron Mountain Inc	3,200	113
JBG SMITH Properties	1,100	45
Jones Lang LaSalle Inc	543	84
Kilroy Realty Corp	1,200	91
Kimco Realty Corp	4,400	81

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising Co, Cl A	1,000	$79
Liberty Property Trust	1,800	87
Life Storage Inc	500	49
Macerich Co/The	1,700	74
Medical Properties Trust Inc	4,300	80
Mid-America Apartment Communities Inc	1,300	142
National Retail Properties Inc	1,800	100
Omega Healthcare Investors Inc	2,354	90
Outfront Media Inc	1,700	40
Paramount Group Inc	2,300	33
Park Hotels & Resorts Inc	2,400	75
Prologis Inc	7,231	520
Public Storage	1,688	368
Rayonier Inc	1,400	44
Realogy Holdings Corp	1,399	16
Realty Income Corp	3,363	247
Regency Centers Corp	1,800	121
Retail Properties of America Inc, Cl A	2,100	26
Retail Value Inc	92	3
SBA Communications Corp, Cl A *	1,296	259
Senior Housing Properties Trust	2,700	32
Simon Property Group Inc	3,557	648
SITE Centers Corp	1,500	20
SL Green Realty Corp	935	84
Spirit Realty Capital Inc	1,078	43
STORE Capital Corp	2,100	70
Sun Communities Inc	1,000	119
Taubman Centers Inc	700	37
UDR Inc	3,200	145
Uniti Group Inc	1,900	21
Ventas Inc	4,090	261
VEREIT Inc	11,100	93
VICI Properties Inc (B)	4,500	98
Vornado Realty Trust	1,900	128
Weingarten Realty Investors	1,400	41
Welltower Inc	4,200	326
Weyerhaeuser Co	8,597	226
WP Carey Inc	1,790	140

		11,402

Utilities — 3.1%
AES Corp/VA	7,900	143
Alliant Energy Corp	2,600	123
Ameren Corp	2,825	208
American Electric Power Co Inc	5,609	470
American Water Works Co Inc	2,027	211
Aqua America Inc	1,900	69
Atmos Energy Corp	1,266	130
Avangrid Inc	800	40
CenterPoint Energy Inc	5,855	180
CMS Energy Corp	3,310	184
Consolidated Edison Inc	3,539	300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dominion Energy Inc	8,802	$675
DTE Energy Co	2,113	264
Duke Energy Corp	8,306	748
Edison International	3,635	225
Entergy Corp	2,035	195
Evergy Inc	3,017	175
Eversource Energy	3,598	255
Exelon Corp	11,239	563
FirstEnergy Corp	5,700	237
Hawaiian Electric Industries Inc	1,100	45
MDU Resources Group Inc	2,300	59
National Fuel Gas Co	900	55
NextEra Energy Inc	5,527	1,068
NiSource Inc	4,100	118
NRG Energy Inc	3,300	140
OGE Energy Corp	2,300	99
PG&E Corp *	5,706	102
Pinnacle West Capital Corp	1,300	124
PPL Corp	8,234	261
Public Service Enterprise Group Inc	5,743	341
Sempra Energy	3,149	396
Southern Co/The	11,815	611
UGI Corp	1,930	107
Vistra Energy Corp	4,469	116
WEC Energy Group Inc	3,585	284
Xcel Energy Inc	5,790	325

		9,646

Total Common Stock (Cost $293,892) ($ Thousands)		303,019

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.480% **† (B)	867	1

Total Affiliated Partnership (Cost $1) ($ Thousands)		1

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	7,163,345	7,163

Total Cash Equivalent (Cost $7,163) ($ Thousands)		7,163

Total Investments — 100.2% (Cost $301,056) ($ Thousands)		$310,183

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2019 is as follows:

	Number of				Unrealized
Type of	Contracts	Expiration	Notional Amount	Value	Appreciation
Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	40	Jun-2019	$5,539	$5,676	$137
S&P Mid Cap 400 Index E-MINI	3	Jun-2019	563	570	7

			$6,102	$6,246	$144

Percentages are based on Net Assets of $309,517 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $43 ($ Thousands), or 0.0 of the Net Assets of the Fund (See Note 2).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $1 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$303,019	$–	$–	$303,019
Affiliated Partnership	–	1	–	1

Investments in Securities	Level 1	Level 2	Level 3	Total
Cash Equivalent	$7,163	$–	$–	$7,163
Total Investments in Securities	$310,182	$1	$–	$310,183

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$144	$–	$–	$144

Total Other Financial Instruments	$144	$–	$–	$144

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Investment Co	$ 73	$ 16	$ —	$—	$ (11)	$ 78	$ —
SEI Daily Income Trust, Government	4,849	49,660	(47,346)	—	—	7,163	59
Fund, Cl F
SEI Liquidity Fund, L.P.	173	1,629	(1,801)	—	—	1	3

Totals	$ 5,095	$ 51,305	$ (49,147)	$—	$ (11)	$7,242	$ 62

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.0%
Communication Services — 4.5%
Alphabet Inc, Cl A *	26,214	$30,851
Alphabet Inc, Cl C *	26,751	31,387
AT&T Inc	755,611	23,696
BCE Inc	210,755	9,355
Cars.com Inc *	17,535	400
Charter Communications Inc, Cl A *	14,857	5,154
Comcast Corp, Cl A	121,805	4,870
Electronic Arts Inc *	48,975	4,977
Facebook Inc, Cl A *	173,490	28,919
Netflix Inc *	12,384	4,416
Omnicom Group Inc	111,965	8,172
TEGNA Inc	153,973	2,171
TripAdvisor Inc *	104,329	5,368
Verizon Communications Inc	185,200	10,951
Viacom Inc, Cl B	93,199	2,616
Walt Disney Co/The	39,402	4,375

		177,678

Consumer Discretionary — 10.7%
Amazon.com Inc, Cl A *	43,128	76,800
AutoZone Inc *	16,513	16,911
Best Buy Co Inc	186,465	13,250
Booking Holdings Inc *	2,537	4,427
Darden Restaurants Inc	3,127	380
Dollar General Corp	420,873	50,210
Domino’s Pizza Inc	16,892	4,360
eBay Inc	127,055	4,719
General Motors Co	94,123	3,492
Genuine Parts Co	183,424	20,549
Graham Holdings Co, Cl B	809	553
Harley-Davidson Inc, Cl A	48,308	1,723
Home Depot Inc/The	118,848	22,806
Kohl’s Corp	46,716	3,213
Lear Corp	115,549	15,681
Lowe’s Cos Inc	461,327	50,501
Macy’s Inc	115,047	2,765
Magna International Inc, Cl A	129,268	6,294
NIKE Inc, Cl B	389,570	32,806
Norwegian Cruise Line Holdings Ltd *	285,518	15,692
PulteGroup Inc	125,000	3,495
Ross Stores Inc	243,090	22,632
Starbucks Corp	68,046	5,058
Target Corp, Cl A	54,025	4,336
Tiffany & Co	39,063	4,123
TJX Cos Inc/The	374,562	19,930
TopBuild Corp *	51,618	3,346
Whirlpool Corp	65,517	8,706
Wyndham Destinations Inc	15,527	629

		419,387

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consumer Staples — 8.6%
Altria Group Inc	256,561	$14,734
Archer-Daniels-Midland Co	146,608	6,323
Clorox Co/The	40,884	6,560
Coca-Cola Co/The	83,088	3,894
Conagra Brands Inc	49,133	1,363
Constellation Brands Inc, Cl A	10,975	1,924
Costco Wholesale Corp	20,685	5,009
Diageo PLC ADR	156,683	25,635
Estee Lauder Cos Inc/The, Cl A	35,000	5,794
Herbalife Nutrition Ltd *	48,825	2,587
Hershey Co/The	129,273	14,844
Ingredion Inc	22,400	2,121
JM Smucker Co/The	188,990	22,017
Kimberly-Clark Corp	122,901	15,228
Kraft Heinz Co/The	5,643	184
Kroger Co/The	864,549	21,268
Lamb Weston Holdings Inc	16,377	1,227
Molson Coors Brewing Co, Cl B	138,000	8,232
Mondelez International Inc, Cl A	99,290	4,957
PepsiCo Inc	208,706	25,577
Philip Morris International Inc	438,408	38,751
Procter & Gamble Co/The	233,806	24,328
Sysco Corp, Cl A	102,270	6,828
Tyson Foods Inc, Cl A	281,181	19,522
Unilever NV	408,590	23,817
Walgreens Boots Alliance Inc	184,087	11,647
Walmart Inc	222,560	21,706

		336,077

Energy — 6.2%
BP PLC ADR	265,989	11,629
Cabot Oil & Gas Corp	215,115	5,614
Canadian Natural Resources Ltd	438,313	12,054
Chevron Corp	357,036	43,980
ConocoPhillips	314,897	21,016
Devon Energy Corp	153,000	4,829
Encana Corp	320,628	2,321
Exxon Mobil Corp	287,776	23,252
Halliburton Co	85,000	2,490
HollyFrontier Corp	140,000	6,898
Kinder Morgan Inc/DE	656,377	13,134
Marathon Oil Corp	265,093	4,430
Marathon Petroleum Corp	288,248	17,252
Occidental Petroleum Corp	339,288	22,461
Phillips 66	113,325	10,785
Royal Dutch Shell PLC ADR, Cl A	182,043	11,394
Schlumberger Ltd, Cl A	210,000	9,150
Valero Energy Corp	211,817	17,968

		240,657

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 16.7%
Aflac Inc	525,317	$26,266
Allstate Corp/The	59,438	5,598
American Financial Group Inc/OH	39,790	3,828
Ameriprise Financial Inc	82,444	10,561
Annaly Capital Management Inc ‡	1,133,538	11,324
Assurant Inc	47,000	4,461
Bank of America Corp	1,550,747	42,785
BB&T Corp	41,703	1,940
Berkshire Hathaway Inc, Cl B *	93,247	18,732
Blackstone Group LP/The (A)	44,695	1,563
Capital One Financial Corp	113,167	9,245
Chubb Ltd	68,000	9,525
CIT Group Inc	69,886	3,352
Citigroup Inc	379,987	23,643
CME Group Inc	117,119	19,275
Commerce Bancshares Inc/MO	25,055	1,455
Discover Financial Services	241,586	17,191
Everest Re Group Ltd	57,218	12,357
FactSet Research Systems Inc	11,209	2,783
Fifth Third Bancorp	478,279	12,062
First Republic Bank/CA	60,000	6,028
Goldman Sachs Group Inc/The	21,644	4,155
Hartford Financial Services Group Inc/The	101,910	5,067
HSBC Holdings PLC ADR (A)	335,925	13,632
Huntington Bancshares Inc/OH	321,477	4,076
Intercontinental Exchange Inc	58,438	4,449
JPMorgan Chase & Co	478,943	48,483
KeyCorp	816,571	12,861
KKR & Co Inc	266,561	6,262
Lincoln National Corp	182,558	10,716
Markel Corp *	14,683	14,628
Marsh & McLennan Cos Inc	138,328	12,989
MFA Financial Inc ‡	1,453,576	10,567
Moody’s Corp	288,575	52,258
Morgan Stanley	311,935	13,164
MSCI Inc, Cl A	225,501	44,839
PNC Financial Services Group Inc/The	46,966	5,761
Progressive Corp/The	44,272	3,192
Prudential Financial Inc	112,425	10,330
Regions Financial Corp	507,300	7,178
Reinsurance Group of America Inc, Cl A	61,098	8,675
S&P Global Inc	18,482	3,891
Santander Consumer USA Holdings Inc	152,330	3,219
State Street Corp	165,424	10,887
SunTrust Banks Inc	207,324	12,284
T Rowe Price Group Inc	24,474	2,450
TCF Financial Corp	35,327	731
Travelers Cos Inc/The	120,419	16,517
Unum Group	111,116	3,759
US Bancorp	529,468	25,515
Voya Financial Inc	294,050	14,691

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	368,253	$17,794
Zions Bancorp NA	65,000	2,952

		651,946

Health Care — 16.5%
Abbott Laboratories	274,129	21,914
AbbVie Inc	92,048	7,418
Allergan PLC	21,656	3,171
AmerisourceBergen Corp, Cl A	92,635	7,366
Amgen Inc, Cl A	145,948	27,727
Anthem Inc	16,702	4,793
Baxter International Inc	63,282	5,145
Becton Dickinson and Co	250,061	62,448
Biogen Inc *	59,530	14,072
Bristol-Myers Squibb Co	30,000	1,431
Cardinal Health Inc	72,515	3,492
Celgene Corp, Cl A *	50,515	4,766
Centene Corp *	69,834	3,708
Cigna Corp (C)	27,340	4,397
CVS Health Corp	335,650	18,102
Edwards Lifesciences Corp, Cl A *	20,638	3,949
Eli Lilly & Co	209,143	27,138
Gilead Sciences Inc	134,443	8,740
HCA Healthcare Inc	109,165	14,233
Horizon Pharma Plc *	139,419	3,685
Humana Inc	44,504	11,838
IDEXX Laboratories Inc *	72,356	16,179
Intuitive Surgical Inc *	7,669	4,376
Jazz Pharmaceuticals PLC *	30,000	4,288
Johnson & Johnson	707,789	98,942
McKesson Corp	4,926	577
Merck & Co Inc	866,971	72,106
Mettler-Toledo International Inc *	28,371	20,512
Novartis AG ADR	125,000	12,017
Novo Nordisk A/S ADR	86,039	4,501
Pfizer Inc	861,349	36,581
Teleflex Inc	36,000	10,878
United Therapeutics Corp *	38,304	4,496
UnitedHealth Group Inc	343,376	84,903
Varian Medical Systems Inc *	44,957	6,371
Vertex Pharmaceuticals Inc *	9,535	1,754
Zoetis Inc, Cl A	63,768	6,419

		644,433

Industrials — 10.3%
3M Co	157,724	32,772
AerCap Holdings NV *	175,578	8,171
AGCO Corp	52,600	3,658
Alaska Air Group Inc	67,899	3,810
Allison Transmission Holdings Inc	135,000	6,064
Boeing Co/The	43,817	16,713
Caterpillar Inc, Cl A	32,511	4,405

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cummins Inc	8,214	$1,297
Deere & Co	27,326	4,368
Delta Air Lines Inc, Cl A	360,509	18,620
Eaton Corp PLC	178,693	14,396
Emerson Electric Co	191,793	13,132
Expeditors International of Washington Inc	158,200	12,007
FedEx Corp	20,626	3,742
Graco Inc	568,764	28,165
Harris Corp	25,220	4,028
HD Supply Holdings Inc *	278,564	12,076
Honeywell International Inc	84,277	13,393
Huntington Ingalls Industries Inc, Cl A	41,706	8,641
Illinois Tool Works Inc	143,062	20,534
Johnson Controls International plc	155,000	5,726
Lockheed Martin Corp	15,688	4,709
ManpowerGroup Inc	18,167	1,502
Middleby Corp/The *	198,419	25,800
Northrop Grumman Corp	16,563	4,465
Oshkosh Corp	61,954	4,655
PACCAR Inc	43,000	2,930
Raytheon Co	106,117	19,322
Robert Half International Inc	69,290	4,515
Roper Technologies Inc	67,713	23,156
RR Donnelley & Sons Co	445,233	2,102
Sensata Technologies Holding PLC *	30,000	1,351
Siemens AG ADR	92,094	4,950
Southwest Airlines Co, Cl A	86,460	4,488
SPX Corp *	148,826	5,178
TransDigm Group Inc *	26,436	12,002
United Continental Holdings Inc *	134,548	10,734
United Technologies Corp	81,889	10,555
USG Corp	41,806	1,810
Waste Management Inc	18,232	1,894
WW Grainger Inc	72,613	21,851

		403,687

Information Technology — 16.5%
Adobe Inc *	137,412	36,619
Analog Devices Inc	82,993	8,737
Apple Inc	266,564	50,634
Applied Materials Inc	507,844	20,141
ASML Holding NV, Cl G	27,764	5,221
Automatic Data Processing Inc	130,577	20,858
Broadcom Inc	17,131	5,151
Cisco Systems Inc	569,792	30,763
Citrix Systems Inc	44,716	4,456
Cognizant Technology Solutions Corp, Cl A	90,285	6,541
Corning Inc, Cl B	234,159	7,751
DXC Technology Co	38,661	2,486
Hewlett Packard Enterprise Co	307,307	4,742
HP Inc	480,394	9,334
Intel Corp	571,741	30,702

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	20,181	$2,848
Intuit Inc	156,005	40,781
Juniper Networks Inc	66,060	1,749
Keysight Technologies Inc *	148,082	12,913
Lam Research Corp	22,006	3,939
Marvell Technology Group Ltd	264,770	5,266
Mastercard Inc, Cl A	286,090	67,360
Microchip Technology Inc (A)	304,799	25,286
Micron Technology Inc *	446,316	18,446
Microsoft Corp	592,146	69,838
Motorola Solutions Inc	22,111	3,105
Oracle Corp, Cl B	512,747	27,540
QUALCOMM Inc	79,861	4,554
Red Hat Inc *	16,812	3,072
salesforce.com Inc *	15,984	2,531
Seagate Technology PLC	112,151	5,371
ServiceNow Inc *	18,268	4,503
Tech Data Corp *	22,300	2,284
Texas Instruments Inc	44,297	4,699
VeriSign Inc *	91,384	16,592
Visa Inc, Cl A	358,604	56,010
Vishay Intertechnology Inc	88,686	1,638
Western Digital Corp	72,366	3,478
Xilinx Inc	82,000	10,397
Zendesk Inc *	63,012	5,356

		643,692

Materials — 4.0%
Cabot Corp	99,097	4,125
Celanese Corp, Cl A	28,298	2,790
DowDuPont Inc	242,015	12,902
Eastman Chemical Co	109,370	8,299
Ecolab Inc	134,113	23,676
Huntsman Corp	312,058	7,018
Ingevity Corp *	14,131	1,492
International Paper Co	367,473	17,003
Linde PLC	123,959	21,808
LyondellBasell Industries NV, Cl A	132,110	11,108
Owens-Illinois Inc	225,590	4,282
Sherwin-Williams Co/The, Cl A	89,695	38,633
Westrock Co	84,787	3,252

		156,388

Real Estate — 2.9%
American Tower Corp, Cl A ‡	132,020	26,016
Brandywine Realty Trust ‡	24,300	385
CBRE Group Inc, Cl A *‡	41,173	2,036
Crown Castle International Corp ‡	40,644	5,202
Equinix Inc ‡	1,986	900
Equity Commonwealth ‡	237,285	7,757
HCP Inc ‡	775,087	24,260
Hospitality Properties Trust ‡	97,540	2,566

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Host Hotels & Resorts Inc ‡	141,505	$2,675
Omega Healthcare Investors Inc ‡	255,670	9,754
Public Storage ‡	4,106	894
SBA Communications Corp, Cl A *‡	25,216	5,035
Simon Property Group Inc ‡	6,723	1,225
VEREIT Inc ‡	1,613,897	13,508
Welltower Inc ‡	161,568	12,538

		114,751

Utilities — 2.1%
Ameren Corp	65,226	4,798
American Electric Power Co Inc	57,553	4,820
Edison International	58,113	3,598
Entergy Corp	170,852	16,339
Exelon Corp	317,795	15,931
FirstEnergy Corp	511,649	21,290
NextEra Energy Inc	26,217	5,068
OGE Energy Corp	213,728	9,216

		81,060

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $2,141,705) ($ Thousands)		$3,869,756

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
2.480% **† (D)	36,664,327	36,664

Total Affiliated Partnership (Cost $36,662) ($ Thousands)		36,664

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
2.220%** †	36,551,380	36,551
Total Cash Equivalent (Cost $36,551) ($ Thousands)		36,551

Total Investments in Securities — 100.8% (Cost $2,214,918) ($ Thousands)		$3,942,971

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

S&P 500 Index E-MINI	180	Jun-2019	$25,019	$25,540	$521
S&P Mid Cap 400 Index E-MINI	11	Jun-2019	2,058	2,091	33

			$27,077	$27,631	$554

Percentages are based on a Net Assets of $3,909,752 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $36,153 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,563 ($ Thousands), or 0.0% of Net Assets (See Note 2).
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,397 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $36,664 ($ Thousands).
Percentages are based on Net Assets of $36,664 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Large Cap Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,869,756	$–	$–	$3,869,756
Affiliated Partnership	–	36,664	–	36,664
Cash Equivalent	36,551	–	–	36,551

Total Investments in Securities	$3,906,307	$36,664	$–	$3,942,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$554	$–	$–	$554

Total Other Financial Instruments	$554	$–	$–	$554

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 37,560	$ 178,454	$ (179,362)	$10	$ 2	$ 36,664	$ 44
SEI Daily Income Trust, Government Fund, Cl F	14,303	294,577	(272,329)	—	—	36,551	500

Totals	$ 51,863	$ 473,031	$ (451,691)	$10	$ 2	$ 73,215	$ 544

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Communication Services — 9.9%
Activision Blizzard Inc	26,600	$1,211
Alphabet Inc, Cl A *	10,300	12,122
Alphabet Inc, Cl C *	10,612	12,451
AT&T Inc	251,293	7,880
CBS Corp, Cl B	12,226	581
CenturyLink Inc	32,370	388
Charter Communications Inc, Cl A *	6,000	2,081
Comcast Corp, Cl A	155,896	6,233
Discovery Inc, Cl A *	5,600	151
Discovery Inc, Cl C *	11,904	303
DISH Network Corp, Cl A *	8,100	257
Electronic Arts Inc *	10,378	1,055
Facebook Inc, Cl A *	82,309	13,720
Fox Corp *	17,620	642
Interpublic Group of Cos Inc/The	13,301	279
Netflix Inc *	15,100	5,384
News Corp, Cl A	13,975	174
News Corp, Cl B	4,000	50
Omnicom Group Inc	7,604	555
Take-Two Interactive Software Inc, Cl A *	3,800	359
TripAdvisor Inc *	3,455	178
Twitter Inc *	24,600	809
Verizon Communications Inc	142,596	8,432
Viacom Inc, Cl B	11,901	334
Walt Disney Co/The	60,194	6,683

		82,312

Consumer Discretionary — 10.0%
Advance Auto Parts Inc	2,500	426
Amazon.com Inc, Cl A *	14,252	25,379
AutoZone Inc *	894	916
Best Buy Co Inc	8,054	572
Booking Holdings Inc *	1,565	2,731
BorgWarner Inc	7,200	277
Capri Holdings Ltd *	4,900	224
CarMax Inc *	5,900	412
Carnival Corp	13,684	694
Chipotle Mexican Grill Inc, Cl A *	804	571
Darden Restaurants Inc	4,218	512
Delphi Automotive PLC *	9,000	715
Dollar General Corp	9,281	1,107
Dollar Tree Inc *	8,254	867
DR Horton Inc	11,558	478
eBay Inc	29,449	1,094
Expedia Group Inc	4,055	483
Foot Locker Inc, Cl A	4,000	242
Ford Motor Co	135,737	1,192
Gap Inc/The	6,931	181
Garmin Ltd	4,005	346
General Motors Co	45,413	1,685
Genuine Parts Co	5,136	575

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	6,813	$163
Hanesbrands Inc	11,700	209
Harley-Davidson Inc, Cl A	5,408	193
Hasbro Inc	3,896	331
Hilton Worldwide Holdings Inc	10,100	839
Home Depot Inc/The	39,045	7,492
Kohl’s Corp	5,656	389
L Brands Inc	8,027	221
Leggett & Platt Inc	4,259	180
Lennar Corp, Cl A	9,716	477
LKQ Corp *	10,600	301
Lowe’s Cos Inc	27,649	3,027
Macy’s Inc	10,864	261
Marriott International Inc/MD, Cl A	9,824	1,229
Mattel Inc *	11,131	145
McDonald’s Corp	26,517	5,036
MGM Resorts International	16,900	434
Mohawk Industries Inc *	2,100	265
Newell Brands Inc, Cl B	14,155	217
NIKE Inc, Cl B	43,794	3,688
Nordstrom Inc	3,907	173
Norwegian Cruise Line Holdings Ltd *	7,500	412
O’Reilly Automotive Inc *	2,700	1,048
PulteGroup Inc	8,799	246
PVH Corp	2,559	312
Ralph Lauren Corp, Cl A	1,805	234
Ross Stores Inc	12,936	1,204
Royal Caribbean Cruises Ltd	6,000	688
Starbucks Corp	43,334	3,221
Tapestry Inc	10,019	326
Target Corp, Cl A	18,128	1,455
Tiffany & Co	3,778	399
TJX Cos Inc/The	42,686	2,271
Tractor Supply Co	4,200	411
Ulta Beauty Inc *	1,900	663
Under Armour Inc, Cl A *	6,005	127
Under Armour Inc, Cl C *	6,449	122
VF Corp	11,365	988
Whirlpool Corp	2,105	280
Wynn Resorts Ltd	3,300	394
Yum! Brands Inc	10,470	1,045

		82,795

Consumer Staples — 7.2%
Altria Group Inc	64,673	3,714
Archer-Daniels-Midland Co	19,575	844
Brown-Forman Corp, Cl B	5,865	310
Campbell Soup Co	6,784	259
Church & Dwight Co Inc	8,400	598
Clorox Co/The	4,342	697
Coca-Cola Co/The	133,549	6,258
Colgate-Palmolive Co	29,995	2,056

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	16,365	$454
Constellation Brands Inc, Cl A	5,913	1,037
Costco Wholesale Corp	15,218	3,685
Coty Inc, Cl A	14,414	166
Estee Lauder Cos Inc/The, Cl A	7,700	1,275
General Mills Inc	20,386	1,055
Hershey Co/The	4,812	553
Hormel Foods Corp	9,008	403
JM Smucker Co/The	3,953	460
Kellogg Co	8,467	486
Kimberly-Clark Corp	12,003	1,487
Kraft Heinz Co/The	22,008	719
Kroger Co/The	27,236	670
Lamb Weston Holdings Inc	4,900	367
McCormick & Co Inc/MD	4,166	627
Molson Coors Brewing Co, Cl B	6,351	379
Mondelez International Inc, Cl A	50,120	2,502
Monster Beverage Corp *	13,354	729
PepsiCo Inc	48,515	5,945
Philip Morris International Inc	53,787	4,754
Procter & Gamble Co/The	86,308	8,980
Sysco Corp, Cl A	16,620	1,110
Tyson Foods Inc, Cl A	10,103	701
Walgreens Boots Alliance Inc	27,757	1,756
Walmart Inc	49,461	4,824

		59,860

Energy — 5.4%
Anadarko Petroleum Corp, Cl A	17,185	782
Apache Corp	12,600	437
Baker Hughes a GE Co, Cl A	17,749	492
Cabot Oil & Gas Corp	14,813	387
Chevron Corp	65,623	8,083
Cimarex Energy Co	3,604	252
Concho Resources Inc	7,000	777
ConocoPhillips	39,660	2,647
Devon Energy Corp	15,513	490
Diamondback Energy Inc, Cl A	5,400	548
EOG Resources Inc	19,997	1,903
Exxon Mobil Corp	146,446	11,833
Halliburton Co	30,442	892
Helmerich & Payne Inc	3,905	217
Hess Corp	8,975	541
HollyFrontier Corp	5,400	266
Kinder Morgan Inc/DE	67,682	1,354
Marathon Oil Corp	28,156	470
Marathon Petroleum Corp	23,160	1,386
National Oilwell Varco Inc, Cl A	12,968	345
Noble Energy Inc	15,900	393
Occidental Petroleum Corp	26,064	1,725
ONEOK Inc	14,009	978
Phillips 66	14,675	1,397

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	5,804	$884
Schlumberger Ltd, Cl A	47,800	2,083
TechnipFMC PLC	14,200	334
Valero Energy Corp	14,708	1,248
Williams Cos Inc/The	42,069	1,208

		44,352

Financials — 12.5%
Affiliated Managers Group Inc	1,800	193
Aflac Inc	26,434	1,322
Allstate Corp/The	11,559	1,089
American Express Co	24,128	2,637
American International Group Inc	30,630	1,319
Ameriprise Financial Inc	4,684	600
Aon PLC	8,329	1,422
Arthur J Gallagher & Co	6,100	476
Assurant Inc	2,205	209
Bank of America Corp	309,945	8,551
Bank of New York Mellon Corp/The	30,199	1,523
BB&T Corp	26,706	1,243
Berkshire Hathaway Inc, Cl B *	67,117	13,483
BlackRock Inc	4,261	1,821
Brighthouse Financial Inc *	3,803	138
Capital One Financial Corp	16,466	1,345
Cboe Global Markets Inc	3,900	372
Charles Schwab Corp/The	41,536	1,776
Chubb Ltd	15,934	2,232
Cincinnati Financial Corp	5,483	471
Citigroup Inc	81,651	5,080
Citizens Financial Group Inc	15,800	513
CME Group Inc	12,340	2,031
Comerica Inc	5,592	410
Discover Financial Services	11,230	799
E*TRADE Financial Corp	8,752	406
Everest Re Group Ltd	1,400	302
Fifth Third Bancorp	22,311	563
First Republic Bank/CA	5,500	553
Franklin Resources Inc	10,050	333
Goldman Sachs Group Inc/The	11,965	2,297
Hartford Financial Services Group Inc/The	12,186	606
Huntington Bancshares Inc/OH	35,214	446
Intercontinental Exchange Inc	19,705	1,500
Invesco Ltd	14,200	274
Jefferies Financial Group Inc	8,613	162
JPMorgan Chase & Co	113,000	11,439
KeyCorp	34,483	543
Lincoln National Corp	7,098	417
Loews Corp	9,362	449
M&T Bank Corp	4,725	742
Marsh & McLennan Cos Inc	17,459	1,639
MetLife Inc	32,839	1,398
Moody’s Corp	5,808	1,052

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	45,161	$1,906
MSCI Inc, Cl A	3,000	597
Nasdaq Inc, Cl A	4,000	350
Northern Trust Corp	7,509	679
People’s United Financial Inc	12,300	202
PNC Financial Services Group Inc/The	15,684	1,924
Principal Financial Group Inc, Cl A	8,757	440
Progressive Corp/The	20,185	1,455
Prudential Financial Inc	14,266	1,311
Raymond James Financial Inc	4,500	362
Regions Financial Corp	34,463	488
S&P Global Inc	8,521	1,794
State Street Corp	13,191	868
SunTrust Banks Inc	15,296	906
SVB Financial Group, Cl B *	1,800	400
Synchrony Financial	22,063	704
T Rowe Price Group Inc	8,208	822
Torchmark Corp, Cl A	3,539	290
Travelers Cos Inc/The	9,056	1,242
Unum Group	7,261	246
US Bancorp	51,723	2,493
Wells Fargo & Co	141,215	6,823
Willis Towers Watson PLC	4,421	777
Zions Bancorp NA	6,460	293

		103,548

Health Care — 14.4%
Abbott Laboratories	60,719	4,854
AbbVie Inc	50,868	4,099
ABIOMED Inc *	1,500	428
Agilent Technologies Inc	10,915	877
Alexion Pharmaceuticals Inc *	7,600	1,027
Align Technology Inc *	2,459	699
Allergan PLC	10,953	1,604
AmerisourceBergen Corp, Cl A	5,296	421
Amgen Inc, Cl A	21,629	4,109
Anthem Inc	8,802	2,526
Baxter International Inc	16,335	1,328
Becton Dickinson and Co	9,271	2,315
Biogen Inc *	6,800	1,607
Boston Scientific Corp *	47,812	1,835
Bristol-Myers Squibb Co	56,192	2,681
Cardinal Health Inc	10,159	489
Celgene Corp, Cl A *	24,205	2,284
Centene Corp *	14,000	743
Cerner Corp *	11,200	641
Cigna Corp	13,207	2,124
Cooper Cos Inc/The, Cl A	1,700	503
CVS Health Corp	44,576	2,404
Danaher Corp, Cl A	21,696	2,864
DaVita Inc *	4,105	223
DENTSPLY SIRONA Inc	7,309	362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	7,300	$1,397
Eli Lilly & Co	29,906	3,881
Gilead Sciences Inc	43,966	2,858
HCA Healthcare Inc	9,305	1,213
Henry Schein Inc *	5,300	319
Hologic Inc *	9,100	440
Humana Inc	4,801	1,277
IDEXX Laboratories Inc *	2,900	648
Illumina Inc *	5,100	1,585
Incyte Corp *	5,900	507
Intuitive Surgical Inc *	3,960	2,260
IQVIA Holdings Inc *	5,600	806
Johnson & Johnson	91,954	12,854
Laboratory Corp of America Holdings *	3,363	514
McKesson Corp	6,569	769
Medtronic PLC	46,572	4,242
Merck & Co Inc	89,274	7,425
Mettler-Toledo International Inc *	900	651
Mylan NV *	17,415	494
Nektar Therapeutics, Cl A *	5,800	195
PerkinElmer Inc	3,640	351
Perrigo Co PLC	4,404	212
Pfizer Inc	191,556	8,135
Quest Diagnostics Inc	4,624	416
Regeneron Pharmaceuticals Inc *	2,700	1,109
ResMed Inc	5,000	520
Stryker Corp	10,746	2,123
Teleflex Inc	1,600	483
Thermo Fisher Scientific Inc	13,952	3,819
UnitedHealth Group Inc	33,128	8,191
Universal Health Services Inc, Cl B	2,900	388
Varian Medical Systems Inc *	3,105	440
Vertex Pharmaceuticals Inc *	8,800	1,619
Waters Corp *	2,597	654
WellCare Health Plans Inc *	1,700	459
Zimmer Biomet Holdings Inc	6,960	889
Zoetis Inc, Cl A	16,646	1,676

		118,866

Industrials — 9.3%
3M Co	20,001	4,156
Alaska Air Group Inc	4,000	224
Allegion PLC	3,170	288
American Airlines Group Inc	13,909	442
AMETEK Inc	7,700	639
AO Smith Corp	4,800	256
Arconic Inc	14,078	269
Boeing Co/The	18,141	6,919
Caterpillar Inc, Cl A	19,806	2,683
CH Robinson Worldwide Inc	4,605	401
Cintas Corp	2,912	588
Copart Inc *	7,100	430

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSX Corp	26,672	$1,996
Cummins Inc	5,044	796
Deere & Co	11,106	1,775
Delta Air Lines Inc, Cl A	21,713	1,121
Dover Corp	4,937	463
Eaton Corp PLC	15,015	1,210
Emerson Electric Co	21,115	1,446
Equifax Inc	4,030	478
Expeditors International of Washington Inc	5,909	448
Fastenal Co, Cl A	9,609	618
FedEx Corp	8,305	1,507
Flowserve Corp	4,300	194
Fluor Corp	4,944	182
Fortive Corp	10,287	863
Fortune Brands Home & Security Inc	5,000	238
General Dynamics Corp	9,530	1,613
General Electric Co	300,109	2,998
Harris Corp	4,000	639
Honeywell International Inc	25,151	3,997
Huntington Ingalls Industries Inc, Cl A	1,500	311
IHS Markit Ltd *	12,700	691
Illinois Tool Works Inc	10,429	1,497
Ingersoll-Rand PLC	8,204	886
Jacobs Engineering Group Inc	4,004	301
JB Hunt Transport Services Inc	2,951	299
Johnson Controls International PLC	32,109	1,186
Kansas City Southern	3,400	394
L3 Technologies Inc	2,823	583
Lockheed Martin Corp	8,536	2,562
Masco Corp	10,268	404
Nielsen Holdings PLC	12,400	293
Norfolk Southern Corp	9,330	1,744
Northrop Grumman Corp	5,923	1,597
PACCAR Inc	11,891	810
Parker-Hannifin Corp, Cl A	4,471	767
Pentair PLC	5,266	234
Quanta Services Inc	4,800	181
Raytheon Co	9,873	1,798
Republic Services Inc	7,383	593
Robert Half International Inc	4,032	263
Rockwell Automation Inc	4,130	725
Rollins Inc	4,900	204
Roper Technologies Inc	3,600	1,231
Snap-on Inc	1,953	306
Southwest Airlines Co, Cl A	17,262	896
Stanley Black & Decker Inc	5,140	700
Textron Inc	8,207	416
TransDigm Group Inc *	1,700	772
Union Pacific Corp	24,893	4,162
United Continental Holdings Inc *	7,800	622
United Parcel Service Inc, Cl B	23,924	2,673
United Rentals Inc *	2,800	320

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Technologies Corp	27,944	$3,602
Verisk Analytics Inc, Cl A	5,600	745
Wabtec Corp	4,490	331
Waste Management Inc	13,428	1,395
WW Grainger Inc	1,565	471
Xylem Inc/NY	6,100	482

		77,324

Information Technology — 20.9%
Accenture PLC, Cl A	22,204	3,908
Adobe Inc *	16,841	4,488
Advanced Micro Devices Inc *	30,000	766
Akamai Technologies Inc *	5,504	395
Alliance Data Systems Corp	1,600	280
Amphenol Corp, Cl A	10,109	955
Analog Devices Inc	12,671	1,334
ANSYS Inc *	2,800	512
Apple Inc	154,682	29,382
Applied Materials Inc	32,550	1,291
Arista Networks Inc *	1,800	566
Autodesk Inc, Cl A *	7,517	1,171
Automatic Data Processing Inc	15,059	2,405
Broadcom Inc	13,646	4,103
Broadridge Financial Solutions Inc	3,944	409
Cadence Design Systems Inc *	9,400	597
Cisco Systems Inc	151,861	8,199
Citrix Systems Inc	4,342	433
Cognizant Technology Solutions Corp, Cl A	20,005	1,449
Corning Inc, Cl B	27,208	901
DXC Technology Co	9,530	613
F5 Networks Inc, Cl A *	2,100	330
Fidelity National Information Services Inc, Cl B	11,365	1,285
Fiserv Inc, Cl A *	13,720	1,211
FleetCor Technologies Inc *	3,000	740
FLIR Systems Inc	4,900	233
Fortinet Inc *	4,900	411
Gartner Inc *	3,100	470
Global Payments Inc	5,300	724
Hewlett Packard Enterprise Co	47,591	734
HP Inc	53,091	1,032
Intel Corp	155,163	8,332
International Business Machines Corp	30,933	4,365
Intuit Inc	8,986	2,349
IPG Photonics Corp *	1,300	197
Jack Henry & Associates Inc	2,700	375
Juniper Networks Inc	11,600	307
Keysight Technologies Inc *	6,600	575
KLA-Tencor Corp	5,671	677
Lam Research Corp	5,222	935
Mastercard Inc, Cl A	31,217	7,350
Maxim Integrated Products Inc	9,400	500

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc	8,304	$689
Micron Technology Inc *	38,769	1,602
Microsoft Corp	264,889	31,241
Motorola Solutions Inc	5,689	799
NetApp Inc	8,385	581
NVIDIA Corp	20,965	3,764
Oracle Corp, Cl B	88,523	4,755
Paychex Inc	10,869	872
PayPal Holdings Inc *	40,549	4,211
Qorvo Inc *	4,200	301
QUALCOMM Inc	41,854	2,387
Red Hat Inc *	6,100	1,114
salesforce.com Inc *	26,609	4,214
Seagate Technology PLC	8,600	412
Skyworks Solutions Inc	6,004	495
Symantec Corp, Cl A	21,647	498
Synopsys Inc *	5,000	576
TE Connectivity Ltd	11,709	945
Texas Instruments Inc	32,366	3,433
Total System Services Inc	5,789	550
VeriSign Inc *	3,700	672
Visa Inc, Cl A	60,418	9,437
Western Digital Corp	10,374	499
Western Union Co/The	14,534	268
Xerox Corp	6,676	213
Xilinx Inc	8,609	1,092

		172,909

Materials — 2.6%
Air Products & Chemicals Inc	7,526	1,437
Albemarle Corp	3,600	295
Avery Dennison Corp	3,015	341
Ball Corp	11,572	670
Celanese Corp, Cl A	4,700	464
CF Industries Holdings Inc	7,750	317
DowDuPont Inc	77,721	4,143
Eastman Chemical Co	4,820	366
Ecolab Inc	8,834	1,560
FMC Corp	4,500	346
Freeport-McMoRan Inc, Cl B	49,036	632
International Flavors & Fragrances Inc	3,494	450
International Paper Co	13,474	623
Linde PLC	19,220	3,381
LyondellBasell Industries NV, Cl A	10,404	875
Martin Marietta Materials Inc, Cl A	2,119	426
Mosaic Co/The	11,909	325
Newmont Mining Corp	18,125	648
Nucor Corp	10,495	612
Packaging Corp of America	3,200	318
PPG Industries Inc	8,190	924
Sealed Air Corp	5,328	245
Sherwin-Williams Co/The, Cl A	2,816	1,213

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vulcan Materials Co	4,449	$527
Westrock Co	8,784	337

		21,475

Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	3,900	556
American Tower Corp, Cl A ‡	15,200	2,995
Apartment Investment & Management Co, Cl A ‡	5,141	259
AvalonBay Communities Inc ‡	4,708	945
Boston Properties Inc ‡	5,200	696
CBRE Group Inc, Cl A *‡	10,509	520
Crown Castle International Corp ‡	14,404	1,844
Digital Realty Trust Inc, Cl A ‡	7,269	865
Duke Realty Corp ‡	11,800	361
Equinix Inc ‡	2,916	1,321
Equity Residential ‡	12,844	967
Essex Property Trust Inc ‡	2,200	636
Extra Space Storage Inc ‡	4,200	428
Federal Realty Investment Trust ‡	2,600	358
HCP Inc ‡	16,300	510
Host Hotels & Resorts Inc ‡	25,174	476
Iron Mountain Inc ‡	9,638	342
Kimco Realty Corp ‡	14,013	259
Macerich Co/The ‡	3,504	152
Mid-America Apartment Communities Inc ‡	3,900	426
Prologis Inc ‡	21,799	1,569
Public Storage ‡	5,266	1,147
Realty Income Corp ‡	10,500	772
Regency Centers Corp ‡	5,899	398
SBA Communications Corp, Cl A *‡	3,800	759
Simon Property Group Inc ‡	10,706	1,951
SL Green Realty Corp ‡	3,000	270
UDR Inc ‡	9,500	432
Ventas Inc ‡	12,132	774
Vornado Realty Trust ‡	6,077	410
Welltower Inc ‡	13,300	1,032
Weyerhaeuser Co ‡	25,361	668

		25,098

Utilities — 3.3%
AES Corp/VA	22,990	416
Alliant Energy Corp	7,900	372
Ameren Corp	8,353	614
American Electric Power Co Inc	16,815	1,408
American Water Works Co Inc	6,300	657
Atmos Energy Corp	3,900	401
CenterPoint Energy Inc	17,185	528
CMS Energy Corp	10,101	561
Consolidated Edison Inc	11,033	936
Dominion Energy Inc	27,587	2,115
DTE Energy Co	6,245	779

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	25,016	$2,251
Edison International	11,157	691
Entergy Corp	6,564	628
Evergy Inc	8,999	522
Eversource Energy	11,035	783
Exelon Corp	33,455	1,677
FirstEnergy Corp	17,323	721
NextEra Energy Inc	16,620	3,213
NiSource Inc	12,592	361
NRG Energy Inc	10,013	425
Pinnacle West Capital Corp	3,949	378
PPL Corp	24,571	780
Public Service Enterprise Group Inc	17,630	1,047
Sempra Energy	9,545	1,201
Southern Co/The	35,535	1,837
WEC Energy Group Inc	11,019	871
Xcel Energy Inc	17,536	986

		27,159
Total Common Stock (Cost $331,078) ($ Thousands)		815,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills 2.315%, 06/20/2019 (A)(B)	$800	$796

Total U.S. Treasury Obligation (Cost $796) ($ Thousands)		796

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
2.480% **†(C)	2,074	2

Total Affiliated Partnership (Cost $2) ($ Thousands)		2

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	10,857,162	10,857

Total Cash Equivalent (Cost $10,857) ($ Thousands)		10,857

Total Investments in Securities — 99.9% (Cost $342,733) ($ Thousands)		$827,353

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	88	Jun-2019	$12,186	$12,486	$ 300

			$12,186	$12,486	$ 300

Percentages are based on Net Assets of $828,017 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $2 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$815,698	$–	$–	$815,698
U.S. Treasury Obligation	–	796	–	796
Affiliated Partnership	–	2	–	2
Cash Equivalent	10,857	–	–	10,857

Total Investments in Securities	$826,555	$798	$–	$827,353

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$300	$–	$–	$300

Total Other Financial Instruments	$300	$–	$–	$300

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

S&P 500 Index Fund (Continued)

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 1,791	$ 6,940	$(8,729)	$—	$—	$ 2	$ 6
SEI Daily Income Trust, Government Fund, ClF	18,431	61,940	(69,514)	—	—	10,857	112

Totals	$20,222	$68,880	$(78,243)	$ -	$ -	$10,859	$118

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 3.2%
Bandwidth Inc, Cl A *	10,445	$699
Boingo Wireless Inc *	70,420	1,639
Cable One Inc	2,531	2,484
Care.com Inc *	3,501	69
Cargurus Inc, Cl A *	13,899	557
Cogent Communications Holdings Inc	52,086	2,826
Criteo SA ADR *	38,284	767
Meet Group Inc/The *	19,012	96
National CineMedia Inc	13,247	93
New York Times Co/The, Cl A (A)	17,658	580
Nexstar Media Group Inc, Cl A	31,330	3,395
Pareteum Corp *(A)	123,000	560
QuinStreet Inc *	3,727	50
Rosetta Stone Inc *	29,000	634
Shenandoah Telecommunications Co	22,218	986
TechTarget Inc *	6,568	107
Tribune Media Co, Cl A	29,289	1,351
Vonage Holdings Corp *	116,092	1,166
WideOpenWest Inc *	8,261	75
World Wrestling Entertainment Inc, Cl A	9,499	824
Zynga Inc, Cl A *	144,000	767

		19,725

Consumer Discretionary — 12.8%
Advance Auto Parts Inc	6,467	1,103
American Eagle Outfitters Inc	18,571	412
Asbury Automotive Group Inc *	7,967	553
Big Lots Inc	126,909	4,825
Bloomin’ Brands Inc	98,125	2,007
Boot Barn Holdings Inc *	489	14
Bright Horizons Family Solutions Inc *	5,730	728
Brinker International Inc (A)	7,557	335
Callaway Golf Co	10,686	170
Carter’s Inc	13,187	1,329
Cheesecake Factory Inc/The (A)	39,658	1,940
Chegg Inc *	24,031	916
Clarus Corp	6,226	80
Columbia Sportswear Co	5,800	604
Conn’s Inc *	49,664	1,135
Cooper Tire & Rubber Co	46,074	1,377
Core-Mark Holding Co Inc, Cl A	43,772	1,625
Crocs Inc *	47,196	1,215
Dave & Buster’s Entertainment Inc	22,669	1,131
Deckers Outdoor Corp *	8,480	1,246
Del Frisco’s Restaurant Group Inc *	72,228	463
Denny’s Corp, Cl A *	34,000	624
Dine Brands Global Inc	6,218	568
Domino’s Pizza Inc	7,987	2,061
DSW Inc, Cl A	861	19
Eldorado Resorts Inc *	47,944	2,239
Etsy Inc *	25,831	1,736

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expedia Group Inc	1,270	$151
Five Below Inc *	5,531	687
Fox Factory Holding Corp *	3,309	231
Gentherm Inc *	17,769	655
Grand Canyon Education Inc *	3,119	357
Gray Television Inc *	9,036	193
GrubHub Inc *	7,588	527
Haverty Furniture Cos Inc	5,051	111
iRobot Corp *(A)	11,940	1,405
Jack in the Box Inc	24,361	1,975
K12 Inc *	36,677	1,252
La-Z-Boy Inc, Cl Z	2,086	69
LCI Industries	12,453	957
LKQ Corp *	43,929	1,247
Malibu Boats Inc, Cl A *	6,371	252
Marine Products Corp	4,155	56
MasterCraft Boat Holdings Inc *	6,834	154
Matthews International Corp, Cl A	21,906	809
Michaels Cos Inc/The *	49,905	570
Modine Manufacturing Co *	227,034	3,149
Monro Inc	7,699	666
Movado Group Inc	6,952	253
Murphy USA Inc *	25,628	2,194
Oxford Industries Inc, Cl A	11,819	890
Planet Fitness Inc, Cl A *	18,450	1,268
PlayAGS Inc *	53,007	1,268
Polaris Industries Inc	6,199	523
Pool Corp	18,001	2,970
Rent-A-Center Inc/TX *	18,634	389
RH *	1,632	168
Rocky Brands Inc	1,022	25
RTW RetailWinds Inc *	33,754	81
Ruth’s Hospitality Group Inc	8,049	206
Sally Beauty Holdings Inc *	12,925	238
Service Corp International/US	47,046	1,889
ServiceMaster Global Holdings Inc *	13,931	651
Shoe Carnival Inc (A)	4,716	161
Shutterfly Inc *	18,400	748
Shutterstock Inc *	11,299	527
Six Flags Entertainment Corp	18,653	921
Skechers U.S.A. Inc, Cl A *	138,228	4,646
Skyline Champion Corp *	748	14
Sleep Number Corp *	18,539	871
Stamps.com Inc *	3,730	304
Steven Madden Ltd	21,642	732
Strategic Education Inc	17,872	2,347
Thor Industries Inc	15,036	938
Town Sports International Holdings Inc *	10,084	48
Tractor Supply Co	26,898	2,630
Turtle Beach Corp *(A)	5,026	57
Urban Outfitters Inc *	26,232	778
Vail Resorts Inc	4,590	997

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vera Bradley Inc *	10,291	$136
Vista Outdoor Inc *	56,654	454
Wingstop Inc, Cl A	9,121	693
Wyndham Hotels & Resorts Inc	34,615	1,730
YETI Holdings Inc *(A)	28,000	847

		79,520

Consumer Staples — 5.2%
Andersons Inc/The	29,786	960
Boston Beer Co Inc/The, Cl A *	129	38
Calavo Growers Inc	24,511	2,055
Casey’s General Stores Inc	12,122	1,561
Central Garden & Pet Co, Cl A *	44,062	1,024
Chefs’ Warehouse Inc/The *	5,365	167
Church & Dwight Co Inc	33,935	2,417
Darling Ingredients Inc *	96,108	2,081
Freshpet Inc *	13,239	560
Hain Celestial Group Inc/The *	232,099	5,366
Hostess Brands Inc, Cl A *	107,849	1,348
J&J Snack Foods Corp	13,035	2,070
Medifast Inc	5,296	676
Natural Grocers by Vitamin Cottage Inc *	3,649	44
Performance Food Group Co *	39,659	1,572
Pilgrim’s Pride Corp *	196,859	4,388
Sanderson Farms Inc	7,883	1,039
Simply Good Foods Co/The *	52,603	1,083
Spectrum Brands Holdings Inc	15,992	876
TreeHouse Foods Inc *	43,996	2,840
USANA Health Sciences Inc *	3,154	265
Village Super Market Inc, Cl A	2,514	69

		32,499

Energy — 3.1%
Adams Resources & Energy Inc	1,843	72
Antero Midstream Corp	130,000	1,791
Arch Coal Inc	212	19
Cabot Oil & Gas Corp	69,881	1,824
Callon Petroleum Co *	147,982	1,117
Carrizo Oil & Gas Inc *	103,336	1,289
DMC Global Inc	14,000	695
Energy Fuels Inc/Canada *(A)	47,145	157
Evolution Petroleum Corp	16,448	111
GasLog Ltd	14,856	259
Gulfport Energy Corp *	377,859	3,031
Helix Energy Solutions Group Inc *	37,378	296
PBF Energy Inc, Cl A	40,614	1,265
Phillips 66 Partners LP (B)	29,707	1,555
ProPetro Holding Corp *	60,620	1,366
Range Resources Corp	252,291	2,836
Renewable Energy Group Inc *	2,362	52
Select Energy Services Inc, Cl A *	50,015	601
SRC Energy Inc *	76,847	394

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	47,149	$325

		19,055

Financials — 16.1%
Affiliated Managers Group Inc	27,509	2,947
American Equity Investment Life Holding Co	165,173	4,463
American National Bankshares Inc	1,963	69
Arbor Realty Trust Inc (A)	25,985	337
Atlantic Capital Bancshares Inc *	11,299	201
Axos Financial Inc *	26,771	775
Banc of California Inc	47,627	659
Bancorp Inc/The *	96,764	782
Bank of Commerce Holdings	7,000	74
Bank of Marin Bancorp	2,622	107
Bank of NT Butterfield & Son Ltd/The	47,772	1,714
Bank OZK	93,895	2,721
BankUnited Inc	197,240	6,588
Baycom Corp *	5,801	131
Blackstone Mortgage Trust Inc, Cl A	65,686	2,270
Bridge Bancorp Inc	6,962	204
Bridgewater Bancshares Inc *	5,439	56
Cannae Holdings Inc *	28,935	702
Capstar Financial Holdings Inc	6,167	89
Caretrust	61,599	1,445
CBTX Inc	7,857	255
Central Pacific Financial Corp	9,825	283
Century Bancorp Inc/MA, Cl A	773	56
Chemical Financial Corp	18,257	751
CNO Financial Group Inc	277,492	4,490
Cohen & Steers Inc	39,963	1,689
Cowen Inc, Cl A *	102,390	1,484
Dynex Capital Inc	5,098	31
Eagle Bancorp Inc *	21,781	1,093
eHealth Inc *	12,823	799
Enova International Inc *	15,082	344
Enterprise Financial Services Corp	4,368	178
Essent Group Ltd *	9,003	391
Evercore Inc, Cl A	17,015	1,548
FactSet Research Systems Inc	8,167	2,028
Federal Agricultural Mortgage Corp, Cl C	2,003	145
Federated Investors Inc, Cl B	15,082	442
Fifth Third Bancorp	53,134	1,340
First American Financial Corp	32,801	1,689
First BanCorp/Puerto Rico	90,123	1,033
First Citizens BancShares Inc/NC, Cl A	1,066	434
First Commonwealth Financial Corp	284,206	3,581
First Financial Corp/IN	4,991	210
First Horizon National Corp	95,191	1,331
First Northwest Bancorp	6,681	104
FNB Corp/PA	620,026	6,572
Franklin Financial Network Inc	2,252	65

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genworth Financial Inc, Cl A *	17,686	$68
Great Southern Bancorp Inc	2,897	150
Great Western Bancorp Inc	105,024	3,318
Green Dot Corp, Cl A *	12,994	788
Greenhill & Co Inc	7,824	168
Hamilton Lane Inc, Cl A	7,199	314
Hanover Insurance Group Inc/The, Cl A	5,395	616
Health Insurance Innovations Inc, Cl A *(A)	31,154	836
Hercules Capital Inc, Cl A (A)	135,864	1,720
Heritage Commerce Corp	8,256	100
Home BancShares Inc/AR	117,288	2,061
IBERIABANK Corp	29,491	2,115
Independent Bank Corp/MI	5,173	111
INTL. FCStone Inc *	5,121	199
Kemper Corp, Cl A	1,388	106
LegacyTexas Financial Group Inc	10,790	403
LPL Financial Holdings Inc	8,200	571
MarketAxess Holdings Inc	10,279	2,529
Metropolitan Bank Holding Corp *	2,340	81
MSCI Inc, Cl A	12,477	2,481
National General Holdings Corp	204,145	4,844
NMI Holdings Inc, Cl A *	25,440	658
OFG Bancorp	62,319	1,233
Old Second Bancorp Inc	7,999	101
On Deck Capital Inc *	25,678	139
Oritani Financial Corp	16,925	281
Pacific Mercantile Bancorp *	10,527	80
Parke Bancorp Inc	2,859	60
PCSB Financial Corp	7,646	150
PennyMac Financial Services Inc *	6,660	148
PennyMac Mortgage Investment Trust	12,994	269
Primerica Inc	1,267	155
Prosperity Bancshares Inc	28,091	1,940
Radian Group Inc	18,261	379
Republic Bancorp Inc/KY, Cl A	4,781	214
Sterling Bancorp/DE	121,826	2,270
Stock Yards Bancorp Inc	2,935	99
TriState Capital Holdings Inc *	10,307	211
Umpqua Holdings Corp	288,953	4,768
United Bankshares Inc/WV	39,169	1,420
Unity Bancorp Inc	3,176	60
Univest Financial Corp	55,291	1,352
Waddell & Reed Financial Inc, Cl A (A)	23,162	401
Walker & Dunlop Inc	1,724	88
Wintrust Financial Corp	12,920	870

		99,625

Health Care — 12.6%
Aclaris Therapeutics Inc *	17,876	107
Aerie Pharmaceuticals Inc *	12,393	589
Aimmune Therapeutics Inc *	12,233	273
Akebia Therapeutics Inc *	40,516	332

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amedisys Inc *	3,114	$384
Antares Pharma Inc *	62,742	190
Array BioPharma Inc *	39,943	974
Axsome Therapeutics Inc *(A)	52,726	750
BioCryst Pharmaceuticals Inc *	61,369	500
BioDelivery Sciences International Inc *	115,000	609
Biohaven Pharmaceutical Holding Co Ltd *	12,000	618
BioMarin Pharmaceutical Inc *	7,658	680
BioSpecifics Technologies Corp *	2,347	146
BioTelemetry Inc *	26,867	1,682
Cantel Medical Corp	19,743	1,321
Cardiovascular Systems Inc *	46,413	1,794
Catalyst Pharmaceuticals Inc *	118,000	602
Charles River Laboratories International Inc *	9,377	1,362
Chemed Corp	6,467	2,070
Clovis Oncology Inc *	7,709	191
Codexis Inc *	27,701	569
Collegium Pharmaceutical Inc *	22,142	335
Corcept Therapeutics Inc *	6,500	76
CorVel Corp *	2,996	195
Dermira Inc *	44,000	596
Eagle Pharmaceuticals Inc/DE *	4,664	235
Emergent BioSolutions Inc *	30,715	1,552
Encompass Health Corp	31,982	1,868
Endo International PLC *	18,748	151
Ensign Group Inc/The	67,723	3,467
Evolus Inc *(A)	18,500	418
Fluidigm Corp *	68,419	909
Genomic Health Inc *	15,684	1,099
Glaukos Corp *	10,200	799
Guardant Health Inc *(A)	7,728	593
Halozyme Therapeutics Inc *	3,842	62
Hill-Rom Holdings Inc	6,100	646
HMS Holdings Corp *	5,430	161
Horizon Pharma Plc *	31,633	836
Immune Design Corp *	15,000	88
Immunomedics Inc *	13,500	259
Innoviva Inc *	11,681	164
Inogen Inc *	2,442	233
Insmed Inc *	11,867	345
Inspire Medical Systems Inc *	11,636	661
Integer Holdings Corp *	6,295	475
Integra LifeSciences Holdings Corp *	30,297	1,688
Invitae Corp *	29,500	691
iRadimed Corp *	2,933	82
Jazz Pharmaceuticals PLC *	3,156	451
LHC Group Inc *	7,469	828
Ligand Pharmaceuticals Inc *	23,725	2,982
Magellan Health Inc *	70,639	4,657
Masimo Corp *	9,390	1,298
Medidata Solutions Inc *	9,224	676

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Medpace Holdings Inc *	7,532	$444
Meridian Bioscience Inc	11,313	199
Merit Medical Systems Inc *	22,599	1,397
Mirati Therapeutics Inc *	7,200	528
Myriad Genetics Inc *	27,876	925
NanoString Technologies Inc *	29,000	694
Nektar Therapeutics, Cl A *	19,236	646
NeoGenomics Inc *	112,363	2,299
Neurocrine Biosciences Inc *	4,824	425
NextGen Healthcare Inc *	14,467	243
Novocure Ltd *	14,719	709
Nuvectra Corp *	35,883	395
Omnicell Inc *	21,166	1,711
Optinose Inc *(A)	21,886	225
Pacira Pharmaceuticals Inc/DE *	15,858	604
Patterson Cos Inc	38,067	832
PDL BioPharma Inc *	63,471	236
Premier Inc, Cl A *	38,008	1,311
Prestige Consumer Healthcare Inc, Cl A *	62,053	1,856
Progenics Pharmaceuticals Inc *	28,875	134
Puma Biotechnology Inc *	14,386	558
Quest Diagnostics Inc	14,725	1,324
Quidel Corp *	1,262	83
Ra Pharmaceuticals Inc *	20,697	464
Reata Pharmaceuticals Inc, Cl A *	10,805	923
ResMed Inc	18,579	1,932
Retrophin Inc *	22,889	518
SeaSpine Holdings Corp *	67,094	1,012
SIGA Technologies Inc *	12,034	72
STERIS PLC	19,822	2,538
Supernus Pharmaceuticals Inc *	35,053	1,228
Tandem Diabetes Care Inc *	11,242	714
Teleflex Inc	5,173	1,563
Tivity Health Inc *	19,904	350
Vanda Pharmaceuticals Inc *	15,236	280
Veracyte Inc *	53,471	1,338
Vericel Corp *	56,709	993
Viking Therapeutics Inc *(A)	30,898	307
Wright Medical Group NV *	25,017	787

		78,116

Industrials — 15.8%
ACCO Brands Corp	123,638	1,058
Actuant Corp, Cl A	35,967	876
ADT Inc (A)	232,413	1,485
AECOM *	99,526	2,953
Aerovironment Inc *	3,342	229
Altra Industrial Motion Corp	33,126	1,028
American Superconductor Corp *(A)	51,894	667
Apogee Enterprises Inc	127,895	4,795
ArcBest Corp	7,203	222
Armstrong World Industries Inc	8,700	691

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

ASGN Inc *	24,704	$1,568
Astec Industries Inc	33,182	1,253
Atkore International Group Inc *	17,930	386
Atlas Air Worldwide Holdings Inc *	95,014	4,804
Axon Enterprise Inc *	1,160	63
Badger Meter Inc	49,771	2,769
Barrett Business Services Inc	939	73
BMC Stock Holdings Inc *	6,318	112
Brady Corp, Cl A	16,745	777
Brink’s Co/The	17,508	1,320
BWX Technologies Inc, Cl W	61,980	3,073
Casella Waste Systems Inc, Cl A *	18,035	641
Chart Industries Inc *	8,741	791
Cimpress NV *	9,209	738
CIRCOR International Inc *	16,034	523
Clean Harbors Inc *	20,671	1,479
Comfort Systems USA Inc	3,219	169
Commercial Vehicle Group Inc *	6,080	47
Continental Building Products Inc *	8,404	208
CoStar Group Inc *	1,910	891
DXP Enterprises Inc/TX *	1,788	70
Dycom Industries Inc *	11,662	536
EMCOR Group Inc	19,637	1,435
Energy Recovery Inc *(A)	21,298	186
Ennis Inc	10,306	214
Enphase Energy Inc *(A)	73,000	674
EnPro Industries Inc	19,526	1,258
Fortress Transportation & Infrastructure Investors LLC (B)	99,282	1,699
FTI Consulting Inc *	9,305	715
Generac Holdings Inc *	26,034	1,334
Global Brass & Copper Holdings Inc	4,852	167
Graham Corp, Cl A	3,344	66
Great Lakes Dredge & Dock Corp *	20,827	186
Harris Corp	12,457	1,989
Harsco Corp *	14,077	284
Healthcare Services Group Inc	31,259	1,031
HEICO Corp	20,423	1,937
Herman Miller Inc	2,733	96
Hexcel Corp, Cl A	21,517	1,488
Hillenbrand Inc	8,279	344
Huron Consulting Group Inc *	29,501	1,393
ICF International Inc, Cl A	14,392	1,095
Insperity Inc, Cl A	11,758	1,454
ITT Inc	29,123	1,689
JetBlue Airways Corp *	31,000	507
KAR Auction Services Inc	53,585	2,749
Kelly Services Inc, Cl A	33,219	733
Kennametal Inc	22,596	830
Kforce Inc	7,968	280
Korn Ferry	31,269	1,400
Kratos Defense & Security Solutions Inc *	34,458	539

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LB Foster Co, Cl A *(C)	30,452	$573
Lydall Inc *	51,397	1,206
Masonite International Corp *	27,471	1,370
MasTec Inc *	30,064	1,446
Mercury Systems Inc *	10,200	654
Meritor Inc *	3,091	63
Milacron Holdings Corp *	96,730	1,095
MSC Industrial Direct Co Inc, Cl A	6,650	550
Mueller Industries Inc	3,381	106
Nordson Corp	14,719	1,950
Omega Flex Inc	1,091	83
Park-Ohio Holdings Corp	1,528	49
Regal Beloit	16,698	1,367
REV Group Inc (A)	154,868	1,696
Rush Enterprises Inc, Cl A	10,294	430
Ryder System Inc	34,188	2,119
Saia Inc *	11,725	716
SkyWest Inc	7,921	430
Snap-on Inc	9,664	1,513
SPX FLOW Inc *	14,009	447
Standex International Corp	17,437	1,280
Steelcase Inc, Cl A	28,750	418
Team Inc *	97,872	1,713
Tetra Tech Inc	37,614	2,241
Titan Machinery Inc *	7,968	124
Toro Co/The	24,243	1,669
Trex Co Inc *	531	33
TriMas Corp *	48,427	1,464
TriNet Group Inc *	17,104	1,022
Universal Logistics Holdings Inc	3,404	67
Vicor Corp *	8,312	258
WageWorks Inc *	35,453	1,339
Watts Water Technologies Inc, Cl A	11,330	916
WillScot Corp, Cl A *	75,214	834
Woodward Inc	9,125	866
XPO Logistics Inc *(A)	29,030	1,560

		97,734

Information Technology — 17.7%
A10 Networks Inc *	17,422	124
Acacia Communications Inc *	11,600	665
ACI Worldwide Inc *	51,147	1,681
Alarm.com Holdings Inc *(A)	13,168	855
Alteryx Inc, Cl A *	10,418	874
Anaplan Inc *(A)	17,500	689
Appfolio Inc, Cl A *	4,143	329
Aspen Technology Inc *	5,094	531
Avalara Inc *	12,000	669
AVX Corp	22,228	385
Belden Inc	14,714	790
Booz Allen Hamilton Holding Corp, Cl A	10,814	629
Box Inc, Cl A *	57,742	1,115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadridge Financial Solutions Inc	17,590	$1,824
Cabot Microelectronics Corp	17,146	1,920
CACI International Inc, Cl A *	12,359	2,250
CalAmp Corp *	81,189	1,021
ChannelAdvisor Corp *	10,834	132
Ciena Corp *	36,287	1,355
Cognex Corp	37,477	1,906
Conduent Inc *	66,254	916
Control4 Corp *	8,085	137
Cornerstone OnDemand Inc *	25,037	1,372
Coupa Software Inc *	9,105	828
Cree Inc *	12,300	704
CSG Systems International Inc	2,509	106
Cypress Semiconductor Corp	126,051	1,881
Diodes Inc *	26,262	911
Echo Global Logistics Inc *	24,184	599
Envestnet Inc *	11,591	758
Euronet Worldwide Inc *	18,940	2,701
Everbridge Inc *	21,251	1,594
Everi Holdings Inc *	87,688	922
EVERTEC Inc	20,237	563
ExlService Holdings Inc *	18,358	1,102
Fabrinet *	27,247	1,427
Fair Isaac Corp *	2,550	693
FireEye Inc *	150,099	2,520
Five9 Inc *(A)	39,249	2,074
ForeScout Technologies Inc *	15,400	645
Glu Mobile Inc *	74,118	811
HubSpot Inc *	3,675	611
Insight Enterprises Inc *	11,401	628
j2 Global Inc	40,014	3,465
Jack Henry & Associates Inc	12,221	1,696
KEMET Corp	22,573	383
Lattice Semiconductor Corp *	66,500	793
Limelight Networks Inc *	260,530	842
Littelfuse Inc	10,093	1,842
LivePerson Inc *	22,500	653
LiveRamp Holdings Inc *	9,970	544
LogMeIn Inc	17,500	1,402
MACOM Technology Solutions Holdings Inc *	161,371	2,696
ManTech International Corp/VA, Cl A	25,619	1,384
MAXIMUS Inc	26,928	1,911
MKS Instruments Inc	7,200	670
MobileIron Inc *	37,405	205
MongoDB Inc, Cl A *(A)	4,079	600
Nanometrics Inc *	7,972	246
Napco Security Technologies Inc *	4,937	102
NCR Corp *	95,181	2,597
NeoPhotonics Corp *	15,000	94
New Relic Inc *	3,396	335
Novanta Inc *	6,836	579

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ON Semiconductor Corp *	111,252	$2,288
Paylocity Holding Corp *	9,116	813
Perficient Inc *	43,363	1,188
Photronics Inc *	13,890	131
Power Integrations Inc	27,926	1,953
Proofpoint Inc *	16,883	2,050
PROS Holdings Inc *	15,500	655
Q2 Holdings Inc *	9,800	679
Quantenna Communications Inc *	14,266	347
Rapid7 Inc *	12,289	622
RingCentral Inc, Cl A *	7,454	804
Rogers Corp *	3,919	623
Rubicon Project Inc/The *	94,000	572
SailPoint Technologies Holding Inc *	7,634	219
Sanmina Corp *	20,700	597
SecureWorks Corp, Cl A *	3,500	64
Semtech Corp *	46,727	2,379
SolarWinds Corp *	24,276	474
SPS Commerce Inc *	11,011	1,168
Super Micro Computer Inc *(C)	265,590	5,611
SVMK Inc *	37,000	674
Switch Inc, Cl A (A)	71,704	739
Sykes Enterprises Inc *	9,684	274
SYNNEX Corp	21,068	2,010
Tech Data Corp *	2,878	295
Telaria Inc *	113,000	716
Teradata Corp *	14,500	633
Trade Desk Inc/The, Cl A *	14,586	2,887
Twilio Inc, Cl A *	3,558	460
Unisys Corp *(A)	14,080	164
Universal Display Corp	4,300	657
Upland Software Inc *	15,500	657
Varonis Systems Inc *	548	33
Verint Systems Inc *	11,400	682
Viavi Solutions Inc *	184,484	2,284
Vishay Precision Group Inc *	2,710	93
Wix.com Ltd *	14,709	1,777
WNS Holdings Ltd ADR *	16,674	888
Workiva Inc, Cl A *	17,027	863
Xperi Corp	30,313	709
Zendesk Inc *	10,735	912
Zscaler Inc *	15,087	1,070

		110,000

Materials — 5.2%
Allegheny Technologies Inc *	52,960	1,354
B2Gold Corp *	247,610	696
Century Aluminum Co *	84,529	751
Commercial Metals Co, Cl A	193,282	3,301
Ferroglobe Representation *	56,257	—
FutureFuel Corp	13,620	182
HB Fuller Co	20,789	1,011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingevity Corp *	19,843	$2,096
International Flavors & Fragrances Inc	14,660	1,888
Livent Corp *(A)	150,701	1,851
Louisiana-Pacific Corp	10,486	256
Olin Corp	56,562	1,309
Owens-Illinois Inc	276,467	5,247
Quaker Chemical Corp	8,714	1,746
Sensient Technologies Corp	25,726	1,744
Silgan Holdings Inc	31,968	947
Sonoco Products Co	9,301	572
SunCoke Energy Inc *	15,332	130
United States Steel Corp	132,028	2,573
Valvoline Inc	80,777	1,499
Venator Materials PLC *	171,623	965
Warrior Met Coal Inc	15,815	481
WR Grace & Co	20,757	1,620

		32,219

Real Estate — 3.5%
Agree Realty Corp	9,127	633
Alexandria Real Estate Equities Inc	14,583	2,079
Americold Realty Trust	59,379	1,812
Chesapeake Lodging Trust	13,266	369
Clipper Realty Inc	5,243	70
Columbia Property Trust Inc	66,824	1,504
CoreSite Realty Corp	16,736	1,791
Corporate Office Properties Trust	49,932	1,363
Cushman & Wakefield PLC *	17,058	304
First Industrial Realty Trust Inc	597	21
Franklin Street Properties Corp	27,615	198
Gladstone Commercial Corp	12,452	259
Hannon Armstrong Sustainable Infrastructure Capital Inc	8,676	222
Kennedy-Wilson Holdings Inc	73,110	1,564
Lexington Realty Trust	111,590	1,011
Marcus & Millichap Inc *	9,187	374
Medical Properties Trust Inc	95,582	1,769
NexPoint Residential Trust Inc	19,845	761
NorthStar Realty Europe Corp	12,107	210
Retail Opportunity Investments Corp	77,579	1,345
RMR Group Inc/The	4,099	250
Ryman Hospitality Properties Inc	24,117	1,983
Safehold Inc	4,936	108
STAG Industrial Inc	11,033	327
Terreno Realty Corp	15,000	631
Tier Inc	22,212	637
Xenia Hotels & Resorts Inc	14,314	314

		21,909

Utilities — 2.1%
Algonquin Power & Utilities Corp	177,868	2,004
American States Water Co	35,874	2,558

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Water Works Co Inc	18,244	$1,902
AquaVenture Holdings Ltd *	6,167	119
Atlantic Power Corp *(A)	28,897	73
Black Hills Corp, Cl A	14,752	1,093
Hawaiian Electric Industries Inc	25,209	1,028
IDACORP Inc, Cl A	11,985	1,193
Portland General Electric Co	51,351	2,662
Pure Cycle Corp *	8,100	80
Vivint Solar Inc *(A)	15,066	75

		12,787

Total Common Stock (Cost $557,214) ($ Thousands)		603,189

EXCHANGE TRADED FUND — 0.2%

Financials — 0.2%
iShares Russell 2000 Value ETF (A)	11,706	1,404

Total Exchange Traded Fund (Cost $1,505) ($ Thousands)		1,404

AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
2.480% **† (D)	23,189,100	23,186

Total Affiliated Partnership (Cost $23,188) ($ Thousands)		23,186

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220% **†	14,894,231	14,894

Total Cash Equivalent (Cost $14,894) ($ Thousands)		14,894

Total Investments — 103.7% (Cost $596,801) ($ Thousands)		$642,673

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Percentages are based on Net Assets of $619,789 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $22,756 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $3,254 ($ Thousands), or 0.5% of the net assets of the Fund (See Note 2).
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $6,184 ($ Thousands) and represented 1.0% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $23,186 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$603,189	$–	$–	$603,189
Exchange Traded Fund	1,404	–	–	1,404
Affiliated Partnership	–	23,186	–	23,186
Cash Equivalent	14,894	–	–	14,894

Total Investments in Securities	$619,487	$23,186	$–	$642,673

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$50,875	$68,728	$(96,420)	$—	$3	$23,186	$97
SEI Daily Income Trust, Government Fund, CI F	16,607	66,474	(68,187)	—	—	14,894	127

Totals	$67,482	$135,202	$(164,607)	$-	$3	$38,080	$224

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.6%

Communication Services — 2.5%
AMC Networks Inc, Cl A *	19,587	$1,112
Entercom Communications Corp	74,808	393
Entravision Communications Corp, Cl A	17,834	58
EW Scripps Co/The, Cl A	11,534	242
Gannett Co Inc	27,713	292
IAC/InterActiveCorp *	20,159	4,236
Liberty TripAdvisor Holdings Inc, Cl A *	18,500	262
Nexstar Media Group Inc, Cl A	7,536	817
Sinclair Broadcast Group Inc, Cl A	22,149	852
Tribune Publishing Co *	3,320	39
Yelp Inc, Cl A *	1,942	67

		8,370

Consumer Discretionary — 12.3%
Aaron’s Inc	19,597	1,031
Abercrombie & Fitch Co, Cl A	6,081	167
American Axle & Manufacturing Holdings Inc *	48,409	693
American Eagle Outfitters Inc	7,315	162
American Public Education Inc *	3,837	116
Bassett Furniture Industries Inc	3,512	58
Beazer Homes USA Inc, Cl A *	41,050	472
Bed Bath & Beyond Inc (A)	32,398	550
Big Lots Inc	81,080	3,083
Bloomin’ Brands Inc	48,780	997
Brinker International Inc	10,631	472
Buckle Inc/The (A)	3,436	64
Cheesecake Factory Inc/The (A)	18,682	914
Chico’s FAS Inc	9,091	39
Children’s Place Inc/The	3,916	381
Cooper Tire & Rubber Co	22,859	683
Cooper-Standard Holdings Inc *	16,247	763
CSS Industries Inc	30,142	180
Dana Inc	60,695	1,077
Deckers Outdoor Corp *	8,518	1,252
Dick’s Sporting Goods Inc	30,309	1,116
Ethan Allen Interiors Inc	10,798	207
Express Inc *	73,091	313
Extended Stay America Inc	96,511	1,732
GameStop Corp, Cl A (A)	17,604	179
Genesco Inc *	11,220	511
Gentherm Inc *	9,007	332
Group 1 Automotive Inc	9,394	608
Haverty Furniture Cos Inc	29,371	643
Hibbett Sports Inc *	8,723	199
K12 Inc *	9,558	326
KB Home	11,801	285
La-Z-Boy Inc, Cl Z	25,210	832
Liberty Expedia Holdings Inc, Cl A *	13,255	567
Lithia Motors Inc, Cl A	20,345	1,887
MDC Holdings Inc	24,792	720

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Meritage Homes Corp *	18,062	$807
Modine Manufacturing Co *	162,134	2,249
Murphy USA Inc *	4,762	408
Office Depot Inc	343,182	1,246
PetMed Express Inc (A)	18,646	425
Potbelly Corp *	7,888	67
Red Robin Gourmet Burgers Inc *	3,219	93
Sally Beauty Holdings Inc *	39,190	721
Shutterstock Inc	1,285	60
Six Flags Entertainment Corp	48,732	2,405
Skechers U.S.A. Inc, Cl A *	74,115	2,491
Sonic Automotive Inc, Cl A	30,073	445
Speedway Motorsports Inc	4,474	65
Stoneridge Inc *	32,839	948
Sturm Ruger & Co Inc	3,232	171
Taylor Morrison Home Corp, Cl A *	13,504	240
Tenneco Inc, Cl A	15,823	351
Tower International Inc	8,666	182
Urban Outfitters Inc *	14,182	420
Wendy’s Co/The	105,507	1,887
Williams-Sonoma Inc (A)	16,854	948

		40,240

Consumer Staples — 3.9%
Andersons Inc/The	16,802	542
B&G Foods Inc, Cl A (A)	64,678	1,579
Hain Celestial Group Inc/The *	98,747	2,283
Hostess Brands Inc, Cl A *	149,767	1,872
Ingles Markets Inc, Cl A	14,167	391
Nature’s Sunshine Products Inc *	1,153	11
Pilgrim’s Pride Corp *	105,616	2,354
SpartanNash Co	43,313	687
Spectrum Brands Holdings Inc (A)	30,699	1,682
Universal Corp/VA	12,310	709
USANA Health Sciences Inc *	1,627	137
Village Super Market Inc, Cl A	15,841	433
Weis Markets Inc	2,858	117

		12,797

Energy — 4.3%
Adams Resources & Energy Inc	553	22
Arch Coal Inc	9,387	857
Callon Petroleum Co *	102,707	775
Carrizo Oil & Gas Inc *	38,955	486
Delek US Holdings Inc	21,084	768
Denbury Resources Inc *	187,616	385
Gulfport Energy Corp *	269,372	2,160
Laredo Petroleum Inc *	88,768	274
Mammoth Energy Services Inc	2,693	45
Midstates Petroleum Co Inc *	4,175	41
Par Pacific Holdings Inc *	10,160	181
Parsley Energy Inc, Cl A *	72,479	1,399

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PBF Energy Inc, Cl A	51,988	$1,619
Peabody Energy Corp	17,684	501
ProPetro Holding Corp *	4,318	97
Range Resources Corp	135,449	1,522
Renewable Energy Group Inc *	34,855	765
SEACOR Holdings Inc, Cl A *	4,148	175
Southwestern Energy Co *	163,144	765
SRC Energy Inc *	70,663	362
Viper Energy Partners LP (B)	32,198	1,068

		14,267

Financials — 24.5%
Affiliated Managers Group Inc	14,740	1,579
AG Mortgage Investment Trust Inc	23,551	397
American Equity Investment Life Holding Co	92,081	2,488
Apollo Commercial Real Estate Finance Inc	27,313	497
Arbor Realty Trust Inc (A)	72,815	944
ARMOUR Residential Inc	26,550	519
Artisan Partners Asset Management Inc, Cl A	8,800	221
Associated Banc-Corp	48,210	1,029
Banco Latinoamericano de Comercio Exterior SA, Cl E	40,605	809
Bancorp Inc/The *	76,453	618
BankUnited Inc	120,163	4,013
Berkshire Hills Bancorp Inc	28,239	769
BGC Partners Inc, Cl A	354,191	1,881
BlackRock Capital Investment Corp	75,056	450
Bridge Bancorp Inc	3,818	112
C&F Financial Corp	1,901	96
Camden National Corp	21,686	905
Cathay General Bancorp	21,589	732
Central Pacific Financial Corp	21,176	611
Central Valley Community Bancorp	1,085	21
Century Bancorp Inc/MA, Cl A	568	41
CIT Group Inc	24,356	1,168
CNO Financial Group Inc	228,963	3,705
Codorus Valley Bancorp Inc	2,300	49
Columbia Banking System Inc	80,757	2,640
Community Trust Bancorp Inc	15,141	622
Cowen Inc, Cl A *	61,671	894
Crawford & Co, Cl B	5,551	51
Customers Bancorp Inc *	12,199	223
Dynex Capital Inc ‡	55,919	341
Enova International Inc *	7,596	173
EZCORP Inc, Cl A *	11,390	106
Federal Agricultural Mortgage Corp, Cl C	18,235	1,321
FGL Holdings	26,477	208
Financial Institutions Inc	3,662	100
First Busey Corp	14,021	342
First Business Financial Services Inc	1,838	37
First Citizens BancShares Inc/NC, Cl A	297	121
First Commonwealth Financial Corp	221,075	2,786

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Community Bankshares Inc	24,184	$801
First Financial Corp/IN	3,000	126
First Internet Bancorp	1,818	35
First Interstate BancSystem Inc, Cl A	9,642	384
First Merchants Corp	41,471	1,528
First Northwest Bancorp	3,455	54
Flagstar Bancorp Inc	28,979	954
Flushing Financial Corp	41,550	911
FNB Corp/PA	298,350	3,162
Fulton Financial Corp	65,372	1,012
Genworth Financial Inc, Cl A *	81,448	312
Granite Point Mortgage Trust Inc	7,303	136
Great Southern Bancorp Inc	7,275	378
Great Western Bancorp Inc	56,311	1,779
Greenlight Capital Re Ltd, Cl A *	9,297	101
Hancock Whitney Corp, Cl A	32,818	1,326
Hanmi Financial Corp	22,349	475
HCI Group Inc	8,328	356
Hercules Capital Inc, Cl A (A)	34,116	432
Hilltop Holdings Inc	17,167	313
HomeStreet Inc *	6,770	178
Hope Bancorp Inc	72,870	953
IBERIABANK Corp	9,736	698
Invesco Mortgage Capital Inc	34,916	552
Ladder Capital Corp, Cl A	43,249	736
Legg Mason Inc	28,410	778
Luther Burbank Corp	4,600	46
Marlin Business Services Corp	3,006	65
Meta Financial Group Inc	6,255	123
Metropolitan Bank Holding Corp *	1,600	56
MFA Financial Inc ‡	103,933	756
MGIC Investment Corp *	109,333	1,442
National General Holdings Corp	104,332	2,476
Nelnet Inc, Cl A	17,322	954
New Mountain Finance Corp	37,291	506
OFG Bancorp	86,492	1,712
Old National Bancorp/IN, Cl A	41,682	684
Oppenheimer Holdings Inc, Cl A	4,744	123
Orrstown Financial Services Inc	1,625	30
Pacific City Financial Corp	2,911	51
PacWest Bancorp	114,937	4,323
PennantPark Investment Corp	64,382	445
PennyMac Mortgage Investment Trust ‡	35,976	745
Peoples Bancorp Inc/OH	17,670	547
Popular Inc	19,429	1,013
Radian Group Inc	48,994	1,016
Republic Bancorp Inc/KY, Cl A	27,592	1,234
Starwood Property Trust Inc ‡	113,711	2,541
Stewart Information Services Corp	1,299	55
TCF Financial Corp	64,970	1,344
Tiptree Inc	10,141	64
TriState Capital Holdings Inc *	6,000	123

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Two Harbors Investment Corp ‡	44,275	$599
Umpqua Holdings Corp	149,720	2,470
Union Bankshares Corp	17,904	579
United Bankshares Inc/WV	19,403	703
Unity Bancorp Inc	2,301	43
Universal Insurance Holdings Inc	17,309	537
Waddell & Reed Financial Inc, Cl A	19,155	331
Western Asset Mortgage Capital Corp	27,156	278
World Acceptance Corp *	2,137	250

		80,353

Health Care — 4.6%
Acorda Therapeutics Inc *	10,787	143
AMAG Pharmaceuticals Inc *	9,827	127
Anika Therapeutics Inc *	1,987	60
Collegium Pharmaceutical Inc *	1,682	25
Eagle Pharmaceuticals Inc/DE *	13,146	664
Emergent BioSolutions *	6,471	327
Ensign Group Inc/The	2,460	126
FONAR Corp *	1,435	29
Genomic Health Inc *	4,776	335
Globus Medical Inc, Cl A *	880	43
Haemonetics Corp *	3,424	300
Halozyme Therapeutics Inc *	2,795	45
HealthStream Inc *	4,564	128
Innoviva Inc *	67,426	946
Integer Holdings Corp *	449	34
Lannett Co Inc *(A)	29,164	230
Ligand Pharmaceuticals Inc *(A)	23,421	2,944
Luminex Corp	5,956	137
Magellan Health Inc *	40,330	2,659
Mallinckrodt PLC *	29,688	645
Medidata Solutions Inc *	547	40
Medpace Holdings Inc *	1,725	102
Meridian Bioscience Inc	10,222	180
Myriad Genetics Inc *	2,835	94
NextGen Healthcare Inc *	9,964	168
Orthofix Medical Inc *	4,175	235
Owens & Minor Inc	26,615	109
Patterson Cos Inc	28,779	629
PDL BioPharma Inc *	74,236	276
Quidel Corp *	2,822	185
SIGA Technologies Inc *	11,582	70
Syneos Health Inc, Cl A *	51,297	2,655
Tivity Health Inc *	10,500	184
Triple-S Management Corp, Cl B *	5,145	117
Utah Medical Products Inc	115	10
Vanda Pharmaceuticals Inc *	4,705	87

		15,088

Industrials — 13.6%
ACCO Brands Corp	171,268	1,466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AECOM *	53,318	$1,582
Aircastle Ltd	29,842	604
Apogee Enterprises Inc	69,561	2,608
ArcBest Corp	18,285	563
ASGN Inc *	5,307	337
Astec Industries Inc	18,652	704
Atlas Air Worldwide Holdings Inc *	65,374	3,305
BMC Stock Holdings Inc *	16,338	289
Briggs & Stratton Corp	26,143	309
Builders FirstSource Inc *	33,017	440
Columbus McKinnon Corp/NY	2,300	79
Commercial Vehicle Group Inc *	6,548	50
Costamare Inc	11,635	61
Deluxe Corp	14,076	615
EMCOR Group Inc	4,761	348
Ennis Inc	14,698	305
EnPro Industries Inc	4,266	275
Genesee & Wyoming Inc, Cl A *	30,063	2,620
Global Brass & Copper Holdings Inc	10,977	378
Greenbrier Cos Inc/The	25,748	830
Hawaiian Holdings Inc	27,816	730
Herman Miller Inc	24,747	871
Hurco Cos Inc	1,486	60
Hyster-Yale Materials Handling Inc	7,261	453
JetBlue Airways Corp *	44,184	723
Kaman Corp, Cl A	21,022	1,229
KAR Auction Services Inc	81,411	4,177
Kelly Services Inc, Cl A	16,319	360
Kennametal Inc	11,518	423
Kimball International Inc, Cl B	7,600	108
LB Foster Co, Cl A *(C)	14,576	274
LSC Communications Inc	5,632	37
Lydall Inc *	28,456	668
Matson Inc	15,175	548
Meritor Inc *	56,313	1,146
Miller Industries Inc/TN	2,667	82
Moog Inc, Cl A	13,249	1,152
National Presto Industries Inc	350	38
Navigant Consulting Inc	10,113	197
NCI Building Systems Inc *	4,509	28
Park-Ohio Holdings Corp	10,866	352
Preformed Line Products Co	1,138	60
Quad/Graphics Inc	2,626	31
Regal Beloit Corp	12,961	1,061
Resideo Technologies Inc *	44,591	860
REV Group Inc (A)	84,078	921
RR Donnelley & Sons Co	11,848	56
SkyWest Inc	27,635	1,500
Steelcase Inc, Cl A	58,785	855
Sterling Construction Co Inc *	10,585	133
Teledyne Technologies Inc *	10,824	2,565
Terex Corp	25,962	834

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Timken Co/The	16,530	$721
Trinity Industries Inc	66,448	1,444
Triton International Ltd/Bermuda	20,132	626
TrueBlue Inc *	12,625	298
Universal Forest Products Inc	4,272	128
Vectrus Inc *	4,843	129
Wabash National Corp	69,150	937
YRC Worldwide Inc *	5,738	38

		44,621

Information Technology — 10.4%
ACI Worldwide Inc *	126,549	4,160
Advanced Energy Industries Inc *	8,391	417
Amkor Technology Inc *	109,665	937
Anixter International Inc *	2,055	115
Avaya Holdings Corp *	19,946	336
Axcelis Technologies Inc *	27,466	553
Belden Inc	14,450	776
Benchmark Electronics Inc	37,478	984
Ciena Corp *	23,155	865
Cirrus Logic Inc *	15,277	643
CommVault Systems Inc *	5,240	339
CSG Systems International Inc	25,704	1,087
Cypress Semiconductor Corp	88,506	1,320
Diodes Inc *	21,000	729
Immersion Corp *	10,008	84
Insight Enterprises Inc *	34,330	1,890
InterDigital Inc	4,321	285
Itron Inc *	14,206	663
j2 Global Inc	24,330	2,107
Jabil Inc	33,167	882
Kulicke & Soffa Industries Inc	42,104	931
MKS Instruments Inc	623	58
MoneyGram International Inc *	16,876	34
Nanometrics Inc *	5,245	162
NCR Corp *	51,096	1,394
NetScout Systems Inc *	1,645	46
NIC Inc	15,007	256
PC Connection Inc	2,171	80
Perficient Inc *	3,962	108
Photronics Inc *	17,284	163
Progress Software Corp	10,808	480
Sanmina Corp *	45,681	1,318
ScanSource Inc *	16,099	577
Silicon Motion Technology Corp ADR	27,609	1,094
SMART Global Holdings Inc *	1,639	31
Super Micro Computer Inc *(C)	142,131	3,003
Sykes Enterprises Inc *	39,443	1,115
SYNNEX Corp	9,813	936
Tech Data Corp *	21,929	2,246
TTM Technologies Inc *	40,127	471
Unisys Corp *	13,958	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verint Systems Inc *	1,300	$78
Vishay Intertechnology Inc	3,300	61
Zix Corp *	16,402	113

		34,090

Materials — 8.4%
Ashland Global Holdings Inc	21,090	1,648
B2Gold Corp *	120,186	338
Boise Cascade Co	8,999	241
Cabot Corp	20,876	869
Century Aluminum Co *	38,553	342
Chemours Co/The	21,769	809
Clearwater Paper Corp *	13,273	259
Commercial Metals Co, Cl A	106,715	1,823
Domtar Corp	14,370	713
Ferroglobe Representation *(D)	53,302	–
FMC Corp	55,002	4,225
FutureFuel Corp	6,403	86
Greif Inc, Cl A	13,113	541
Huntsman Corp	31,261	703
Kraton Corp *	19,007	612
Kronos Worldwide Inc	33,621	471
Livent Corp *(A)	130,141	1,598
Louisiana-Pacific Corp	21,703	529
Owens-Illinois Inc	164,855	3,129
Rayonier Advanced Materials Inc	50,683	687
Schnitzer Steel Industries Inc, Cl A	19,257	462
Schweitzer-Mauduit International Inc	15,024	582
Silgan Holdings Inc	82,066	2,432
Stepan Co	1,522	133
Trinseo SA	18,458	836
United States Steel Corp	70,914	1,382
Valvoline Inc	65,314	1,212
Venator Materials PLC *	93,333	525
Warrior Met Coal Inc	12,008	365

		27,552

Real Estate — 7.2%
Ashford Hospitality Trust Inc ‡	70,941	337
Braemar Hotels & Resorts Inc	9,613	117
CBL & Associates Properties Inc ‡(A)	51,264	79
Chatham Lodging Trust ‡	35,907	691
Chesapeake Lodging Trust ‡	6,399	178
CorEnergy Infrastructure Trust Inc	4,974	183
DiamondRock Hospitality Co ‡	69,186	749
Franklin Street Properties Corp ‡	51,167	368
Gaming and Leisure Properties Inc ‡	80,438	3,102
Getty Realty Corp ‡	16,159	518
Hersha Hospitality Trust, Cl A	40,163	688
Hospitality Properties Trust ‡	27,288	718
Howard Hughes Corp/The *	11,841	1,303
Industrial Logistics Properties Trust	28,621	577

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
InfraREIT Inc	8,645	$181
Invitation Homes Inc ‡	53,384	1,299
Kite Realty Group Trust	43,656	698
Lexington Realty Trust ‡	68,235	618
Medical Properties Trust Inc ‡	219,644	4,066
Newmark Group Inc, Cl A	69,166	577
Office Properties Income Trust	14,860	411
Outfront Media Inc ‡	24,486	573
Pebblebrook Hotel Trust ‡	4,476	139
Piedmont Office Realty Trust Inc, Cl A ‡	33,910	707
RLJ Lodging Trust ‡	6,252	110
RMR Group Inc/The	2,071	126
Sabra Health Care Inc ‡	37,239	725
Senior Housing Properties Trust ‡	41,568	490
SITE Centers Corp ‡	35,205	479
Spirit Realty Capital Inc ‡	20,981	834
Summit Hotel Properties Inc ‡	37,321	426
Washington Prime Group Inc ‡(A)	107,960	610
Xenia Hotels & Resorts Inc ‡	41,221	903

		23,580

Utilities — 0.9%
NorthWestern Corp	12,686	893

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	38,970	$2,020

		2,913

Total Common Stock (Cost $282,185) ($ Thousands)		303,871

AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, L.P.
2.480% **†(D)	11,385,010	11,386

Total Affiliated Partnership (Cost $11,384) ($ Thousands)		11,386

CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	22,993,085	22,993

Total Cash Equivalent (Cost $22,993) ($ Thousands)		22,993

Total Investments in Securities — 103.1% (Cost $316,562) ($ Thousands)		$338,250

A list of the open futures contracts held at March 31, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

Russell 2000 Index E-MINI	154	Jun-2019	$11,754	$11,887	$133

Percentages are based on Net Assets of $328,005 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $11,176 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,068 ($ Thousands), or 0.3% of the net assets of the Fund (see Note 2).
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,277 ($ Thousands) and represented 1.0% of the Net Assets of the Fund.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $11,386 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$303,871	$–	$–	$303,871
Affiliated Partnership	–	11,386	–	11,386
Cash Equivalent	22,993	–	–	22,993

Total Investments in Securities	$326,864	$11,386	$–	$338,250

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$133	$—	$—	$133

Total Other Financial Instruments	$133	$—	$—	$133

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Value Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/19	Income
SEI Liquidity Fund, L.P.	$ 57,595	$ 31,480	$ (77,717)	$ 23	$ 5	$ 11,386	$ 113
SEI Daily Income Trust, Government Fund, Cl F	10,473	50,203	(37,683)	—	—	22,993	94

Totals	$ 68,068	$ 81,683	$ (115,400)	$ 23	$ 5	$ 34,379	$ 207

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 3.6%
Bandwidth Inc, Cl A *	5,872	$393
Boingo Wireless Inc *	50,632	1,179
Care.com Inc *	1,733	34
Cargurus Inc, Cl A *	22,907	918
Cinemark Holdings Inc	29,633	1,185
Eventbrite Inc, Cl A *	13,323	255
Meet Group Inc/The *	107,662	541
National CineMedia Inc	116,459	821
New York Times Co/The, Cl A	10,083	331
Nexstar Media Group Inc, Cl A	4,900	531
Ooma Inc *	2,126	28
Pareteum Corp *	71,339	325
QuinStreet Inc *	4,347	58
Rosetta Stone Inc *	16,800	367
Shenandoah Telecommunications Co	13,496	599
Sinclair Broadcast Group Inc, Cl A	14,924	574
TechTarget Inc *	48,534	790
Travelzoo *	2,849	38
TrueCar Inc *	58,743	390
Vonage Holdings Corp *	131,394	1,319
WideOpenWest Inc *	5,795	53
World Wrestling Entertainment Inc, Cl A	4,570	397
Yelp Inc, Cl A *	15,433	532
Zynga Inc, Cl A *	87,000	464

		12,122

Consumer Discretionary — 14.3%
Abercrombie & Fitch Co, Cl A	20,473	561
American Eagle Outfitters Inc	9,225	204
Asbury Automotive Group Inc *	12,542	870
Boot Barn Holdings Inc *	22,706	668
Bright Horizons Family Solutions Inc *	3,120	397
Brinker International Inc (A)	16,873	749
Callaway Golf Co	5,537	88
Carter’s Inc	13,896	1,401
Chegg Inc *	27,342	1,042
Chuy’s Holdings Inc *	28,218	643
Clarus Corp	44,441	569
Columbia Sportswear Co	3,600	375
Conn’s Inc *(A)	53,161	1,215
Cooper-Standard Holdings Inc *	10,410	489
Crocs Inc *	41,862	1,078
Dana Inc	32,867	583
Deckers Outdoor Corp *	4,718	693
Denny’s Corp, Cl A *	21,356	392
Dine Brands Global Inc	9,923	906
DSW Inc, Cl A	440	10
Eldorado Resorts Inc *	53,272	2,487
Etsy Inc *	13,163	885
Five Below Inc *	2,885	358
Fox Factory Holding Corp *	10,585	740

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Funko Inc, Cl A *	27,836	$605
Grand Canyon Education Inc *	28,933	3,313
Gray Television Inc *	35,145	751
Haverty Furniture Cos Inc	2,936	64
Installed Building Products Inc *	12,605	611
iRobot Corp *(A)	6,599	777
Jack in the Box Inc	25,675	2,081
K12 Inc *	38,290	1,307
La-Z-Boy Inc, Cl Z	18,918	624
Malibu Boats Inc, Cl A *	27,042	1,070
Marine Products Corp (A)	1,832	25
MasterCraft Boat Holdings Inc *	3,136	71
Monro Inc (A)	3,867	335
Movado Group Inc	3,657	133
Planet Fitness Inc, Cl A *	10,674	733
Playa Hotels & Resorts NV *	114,570	874
PlayAGS Inc *	150,505	3,602
Rent-A-Center Inc/TX *	10,816	226
RH *(A)	735	76
Rocky Brands Inc	1,588	38
RTW RetailWinds Inc *	9,937	24
Ruth’s Hospitality Group Inc	3,900	100
Sally Beauty Holdings Inc *(A)	123,589	2,275
SeaWorld Entertainment Inc *	22,044	568
ServiceMaster Global Holdings Inc *	7,840	366
Shoe Carnival Inc (A)	18,253	621
Shutterstock Inc *	33,943	1,583
Skechers U.S.A. Inc, Cl A *	98,110	3,297
Skyline Champion Corp *	1,711	32
Sleep Number Corp *	23,554	1,107
Strategic Education Inc	12,732	1,672
Town Sports International Holdings Inc *	3,148	15
Turtle Beach Corp *(A)	1,727	20
Vera Bradley Inc *	8,331	110
Wingstop Inc, Cl A	5,800	441
Wolverine World Wide Inc	22,042	788
YETI Holdings Inc *(A)	17,500	529

		48,267

Consumer Staples — 1.7%
BJ’s Wholesale Club Holdings Inc *	24,261	665
Boston Beer Co Inc/The, Cl A *	1,940	572
Central Garden & Pet Co, Cl A *	47,320	1,100
Chefs’ Warehouse Inc/The *	2,720	85
Freshpet Inc *	8,473	358
Lancaster Colony Corp	236	37
Medifast Inc	5,405	689
Natural Grocers by Vitamin Cottage Inc *	4,343	52
Performance Food Group Co *	14,959	593
Simply Good Foods Co/The *	54,533	1,123
TreeHouse Foods Inc *	6,300	407
USANA Health Sciences Inc *(A)	1,612	135

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Village Super Market Inc, Cl A	1,919	$52
WD-40 Co (A)	–	—

		5,868

Energy — 1.9%
Adams Resources & Energy Inc	764	30
Arch Coal Inc	473	43
Archrock Inc	56,759	555
C&J Energy Services Inc *	35,399	549
Carrizo Oil & Gas Inc *	48,093	600
DMC Global Inc	8,100	402
Energy Fuels Inc/Canada *	21,919	73
Evolution Petroleum Corp	50,369	340
GasLog Ltd	37,461	654
Gulfport Energy Corp *	8,282	66
Helix Energy Solutions Group Inc *	22,953	182
McDermott International Inc *	67,539	503
NCS Multistage Holdings Inc *(A)	89,855	465
ProPetro Holding Corp *	61,379	1,384
Renewable Energy Group Inc *	1,123	25
RigNet Inc, Cl A *	32,151	314
W&T Offshore Inc *	26,108	180

		6,365

Financials — 9.0%
American Equity Investment Life Holding Co	19,170	518
American National Bankshares Inc	1,164	41
Arbor Realty Trust Inc (A)	14,171	184
Argo Group International Holdings Ltd	8,487	600
Atlantic Capital Bancshares Inc *	5,908	105
Bank of Commerce Holdings	6,142	65
Bank of Marin Bancorp	1,462	60
Baycom Corp *	2,942	67
Bridge Bancorp Inc	3,559	104
Bridgewater Bancshares Inc *	1,926	20
Brookline Bancorp Inc, Cl A	37,888	546
Cambridge Bancorp	425	35
Cannae Holdings Inc *	14,792	359
Capstar Financial Holdings Inc	2,787	40
Capstead Mortgage Corp ‡	69,285	595
CBTX Inc	4,016	130
Central Pacific Financial Corp	5,023	145
Century Bancorp Inc/MA, Cl A	808	59
CNO Financial Group Inc	1,177	19
CVB Financial Corp	26,314	554
Dynex Capital Inc ‡	3,000	18
eHealth Inc *	6,273	391
Enova International Inc *	31,085	709
Enterprise Financial Services Corp	15,530	633
Essent Group Ltd *	19,570	850
Evercore Inc, Cl A	6,489	591
EZCORP Inc, Cl A *	57,000	531

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Agricultural Mortgage Corp, Cl C	1,193	$86
FGL Holdings	65,364	515
First BanCorp/Puerto Rico	96,695	1,108
First Citizens BancShares Inc/NC, Cl A	568	231
First Financial Corp/IN	3,135	132
First Midwest Bancorp Inc/IL	26,700	546
First Northwest Bancorp	2,973	46
Franklin Financial Network Inc	1,735	50
Genworth Financial Inc, Cl A *	5,784	22
Great Southern Bancorp Inc	1,470	76
Great Western Bancorp Inc	15,292	483
Green Dot Corp, Cl A *	14,014	850
Greenhill & Co Inc (A)	3,929	85
GS Acquisition Holdings Corp *(B)	97,986	1,028
Hamilton Lane Inc, Cl A	4,152	181
Health Insurance Innovations Inc, Cl A *(A)	48,964	1,313
Heritage Commerce Corp	3,995	48
Home BancShares Inc/AR	48,072	845
IBERIABANK Corp	8,110	582
Independent Bank Corp/MI	2,784	60
INTL. FCStone Inc *	2,169	84
Investors Bancorp Inc	50,312	596
Kemper Corp, Cl A	801	61
LegacyTexas Financial Group Inc	5,418	203
LPL Financial Holdings Inc	5,258	366
Metropolitan Bank Holding Corp *	1,866	65
MGIC Investment Corp *	49,109	648
Moelis & Co, Cl A	12,700	529
National General Holdings Corp	5,475	130
NMI Holdings Inc, Cl A *	15,505	401
Oak Valley Bancorp	2,225	39
OFG Bancorp	42,502	841
Old Second Bancorp Inc	3,597	45
On Deck Capital Inc *	11,862	64
One Madison Corp *(B)	97,686	1,042
Oritani Financial Corp	8,652	144
Pacific Mercantile Bancorp *	4,935	38
Parke Bancorp Inc	2,638	55
PCSB Financial Corp	5,206	102
PennantPark Investment Corp (A)	97,395	673
PennyMac Financial Services Inc *	3,276	73
PennyMac Mortgage Investment Trust ‡	6,777	140
Primerica Inc	584	71
Provident Financial Services Inc	21,836	565
Radian Group Inc	41,778	867
Republic Bancorp Inc/KY, Cl A	2,618	117
Spirit of Texas Bancshares Inc *	959	20
Sterling Bancorp/DE	30,700	572
Stock Yards Bancorp Inc	2,203	75
TPG Pace Holdings Corp *(B)	91,116	971
TriState Capital Holdings Inc *	5,946	122
Trupanion Inc *(A)	21,668	709

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Community Banks Inc/GA	21,000	$524
Unity Bancorp Inc	2,300	44
Value Creation *(C)(D)(E)	145,600	57
Veritex Holdings Inc	21,026	509
Waddell & Reed Financial Inc, Cl A (A)	11,404	197
Walker & Dunlop Inc	11,690	595
Wintrust Financial Corp	13,594	915
WisdomTree Investments Inc	141,841	1,001

		30,526

Health Care — 19.5%
Accelerate Diagnostics Inc *(A)	27,848	585
Albireo Pharma Inc *	22,494	725
Amedisys Inc *	5,988	738
Antares Pharma Inc *	41,193	125
Argenx SE ADR *	5,198	649
Array BioPharma Inc *	23,000	561
Arrowhead Pharmaceuticals Inc *(A)	33,392	613
Axogen Inc *	43,711	921
Axsome Therapeutics Inc *(A)	26,809	381
BioCryst Pharmaceuticals Inc *	36,329	296
BioDelivery Sciences International Inc *	71,000	376
Biohaven Pharmaceutical Holding Co Ltd *	7,767	400
BioSpecifics Technologies Corp *	1,585	99
BioTelemetry Inc *	36,323	2,275
Cardiovascular Systems Inc *	48,137	1,861
CareDx Inc *	25,340	799
Castlight Health Inc, Cl B *	5,551	21
Catalyst Pharmaceuticals Inc *	68,708	350
Chemed Corp	1,696	543
ChemoCentryx Inc *	45,141	627
Chimerix Inc *	212,615	446
Codexis Inc *	16,033	329
Collegium Pharmaceutical Inc *	1,069	16
CONMED Corp	8,775	730
Corcept Therapeutics Inc *(A)	4,174	49
CorVel Corp *	1,384	90
CryoLife Inc *	18,891	551
DBV Technologies SA ADR *	51,940	400
Deciphera Pharmaceuticals Inc *	21,689	503
Dermira Inc *	25,500	346
Eagle Pharmaceuticals Inc/DE *(A)	2,453	124
Editas Medicine Inc *(A)	21,212	519
Emergent BioSolutions *	16,340	825
Endo International PLC *	10,934	88
Endologix Inc *(A)	18,342	121
Ensign Group Inc/The	20,670	1,058
Evolus Inc *(A)	11,500	260
Fluidigm Corp *	39,000	518
Genomic Health Inc *	15,650	1,096
Glaukos Corp *(A)	5,900	462
Guardant Health Inc *(A)	3,929	301

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Halozyme Therapeutics Inc *	37,193	$599
HealthEquity Inc *	7,664	567
Heron Therapeutics Inc *(A)	24,568	600
Hill-Rom Holdings Inc	3,700	392
HMS Holdings Corp *	18,777	556
Horizon Pharma Plc *	17,560	464
Immune Design Corp *	7,171	42
ImmunoGen Inc *	104,646	284
Immunomedics Inc *(A)	35,302	678
Innoviva Inc *	6,087	85
Inogen Inc *	1,261	120
Inspire Medical Systems Inc *	6,736	382
Insulet Corp *	6,386	607
Integer Holdings Corp *	10,055	758
Integra LifeSciences Holdings Corp *	31,928	1,779
Invitae Corp *	18,321	429
iRadimed Corp *	1,278	36
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	26,328	475
Kodiak Sciences Inc *	74,437	486
LHC Group Inc *	3,646	404
Ligand Pharmaceuticals Inc *(A)	17,707	2,226
Liquidia Technologies Inc *	47,067	536
MacroGenics Inc *	27,019	486
Mallinckrodt PLC *	26,000	565
Masimo Corp *	5,402	747
Medidata Solutions Inc *	13,282	973
Medpace Holdings Inc *(A)	3,826	226
Meridian Bioscience Inc	6,066	107
Merit Medical Systems Inc *	45,746	2,828
Mersana Therapeutics Inc *(A)	110,949	584
Mirati Therapeutics Inc *	4,188	307
Myriad Genetics Inc *	2,329	77
NanoString Technologies Inc *	18,064	432
NeoGenomics Inc *	94,313	1,930
Neon Therapeutics Inc *	34,969	226
Nevro Corp *	20,460	1,279
NextGen Healthcare Inc *	7,722	130
Novocure Ltd *	9,002	434
Nuvectra Corp *	41,231	454
Omnicell Inc *	18,890	1,527
Orchard Therapeutics plc ADR *(A)	34,776	622
Pacific Biosciences of California Inc *	93,193	674
Pacira Pharmaceuticals Inc/DE *	883	34
PDL BioPharma Inc *	33,194	123
Precision BioSciences Inc *	12,400	223
Prestige Consumer Healthcare Inc, Cl A *	34,456	1,031
Quidel Corp *	12,922	846
R1 RCM Inc *	68,873	666
Ra Pharmaceuticals Inc *	13,116	294
Reata Pharmaceuticals Inc, Cl A *(A)	5,039	431
REGENXBIO Inc *	9,861	565
Retrophin Inc *	26,292	595

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Revance Therapeutics Inc *	32,289	$509
Rhythm Pharmaceuticals Inc *(A)	21,233	582
SeaSpine Holdings Corp *	72,521	1,094
SIGA Technologies Inc *(A)	8,560	51
STAAR Surgical Co *	927	32
Supernus Pharmaceuticals Inc *	3,208	112
Syneos Health Inc, Cl A *	26,292	1,361
Tandem Diabetes Care Inc *	6,861	436
TCR2 Therapeutics Inc *	28,372	495
Tenet Healthcare Corp *	20,991	605
US Physical Therapy Inc	5,875	617
Vanda Pharmaceuticals Inc *	8,233	151
Veracyte Inc *	56,800	1,421
Vericel Corp *	62,205	1,089
Viking Therapeutics Inc *(A)	101,544	1,009
WaVe Life Sciences Ltd *	16,518	642
Wright Medical Group NV *	14,139	445
Xencor Inc *	32,067	996
Xeris Pharmaceuticals Inc *	52,705	529

		65,874
Industrials — 19.4%
ABM Industries Inc	41,424	1,506
Aerovironment Inc *	1,703	117
Allegiant Travel Co, Cl A	4,347	563
American Superconductor Corp *	27,379	352
Apogee Enterprises Inc	27,893	1,046
ArcBest Corp	3,323	102
Armstrong World Industries Inc	5,494	436
ASGN Inc *	23,883	1,516
Atkore International Group Inc *	39,627	853
Atlas Air Worldwide Holdings Inc *	9,441	477
Axon Enterprise Inc *	1,009	55
Badger Meter Inc	6,700	373
Barrett Business Services Inc	342	26
BMC Stock Holdings Inc *	3,406	60
Brady Corp, Cl A	8,409	390
Brink’s Co/The	18,455	1,392
Casella Waste Systems Inc, Cl A *	11,482	408
Chart Industries Inc *	12,187	1,103
Cimpress NV *	8,061	646
Clean Harbors Inc *	36,900	2,639
Comfort Systems USA Inc	1,403	74
Commercial Vehicle Group Inc *	4,683	36
CompX International Inc	2,624	38
Construction Partners Inc, Cl A *	82,303	1,051
Continental Building Products Inc *	4,296	106
DXP Enterprises Inc/TX *	1,297	50
Dycom Industries Inc *	13,378	615
EMCOR Group Inc	11,945	873
Energy Recovery Inc *(A)	10,255	90
Ennis Inc	6,156	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enphase Energy Inc *	42,500	$392
Federal Signal Corp	24,844	646
Forrester Research Inc *	24,276	1,174
Fortress Transportation & Infrastructure
Investors LLC (F)	104,624	1,790
Forward Air Corp	18,961	1,227
FTI Consulting Inc *	5,089	391
Generac Holdings Inc *	12,564	644
Global Brass & Copper Holdings Inc	2,514	87
Gorman-Rupp Co/The	1,026	35
Graham Corp, Cl A	31,263	614
Great Lakes Dredge & Dock Corp *	12,887	115
H&E Equipment Services Inc	19,698	495
Harsco Corp *	6,768	136
Heartland Express Inc	68,691	1,324
Heidrick & Struggles International Inc	17,463	669
Herc Holdings Inc *	13,500	526
Heritage-Crystal Clean Inc *	87,988	2,415
Herman Miller Inc	1,593	56
Hillenbrand Inc	4,653	193
Hudson Technologies Inc *(A)	187,525	362
ICF International Inc, Cl A	15,609	1,188
InnerWorkings Inc *	343,089	1,242
Insperity Inc, Cl A	6,720	831
John Bean Technologies Corp, Cl A	20,861	1,917
KBR Inc	28,857	551
Kennametal Inc	40,646	1,494
Kforce Inc	3,328	117
Kirby Corp *	27,176	2,041
Korn Ferry	11,446	513
Kratos Defense & Security Solutions Inc *	19,918	311
MasTec Inc *	43,208	2,078
Matson Inc	42,691	1,541
McGrath RentCorp	11,499	650
Mercury Systems Inc *	15,400	987
Meritor Inc *	28,055	571
Moog Inc, Cl A	7,095	617
MSC Industrial Direct Co Inc, Cl A	15,021	1,242
Mueller Industries Inc	2,506	79
Multi-Color Corp	21,870	1,091
NOW Inc *	3,469	48
Omega Flex Inc	872	66
Park-Ohio Holdings Corp	971	31
Proto Labs Inc *	4,681	492
Rexnord Corp *	21,700	546
Ritchie Bros Auctioneers Inc	20,589	700
Rush Enterprises Inc, Cl A	19,415	812
Saia Inc *	12,755	779
SkyWest Inc	4,180	227
SP Plus Corp *	38,363	1,309
Spirit Airlines Inc *	9,492	502
Steelcase Inc, Cl A	13,240	193

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tennant Co	22,745	$1,412
Tetra Tech Inc	10,601	632
Titan Machinery Inc *	4,873	76
Trex Co Inc *	823	51
TriNet Group Inc *	35,688	2,132
TrueBlue Inc *	75,659	1,789
Universal Logistics Holdings Inc	1,992	39
Vicor Corp *	3,876	120
WageWorks Inc *	38,240	1,444
Watts Water Technologies Inc, Cl A	12,247	990
WillScot Corp, Cl A *(A)	81,540	904
Woodward Inc	5,300	503

		65,270

Information Technology — 21.5%
2U Inc *	28,503	2,020
3D Systems Corp *(A)	50,170	540
A10 Networks Inc *	11,606	82
Acacia Communications Inc *	7,200	413
ACI Worldwide Inc *	13,612	448
Actua Corp *(B)(C)(D)	105,055	67
Alarm.com Holdings Inc *	6,827	443
Alteryx Inc, Cl A *	6,324	530
American Software Inc/GA, Cl A	44,879	536
Anaplan Inc *(A)	10,700	421
Appfolio Inc, Cl A *	2,411	192
Aspen Technology Inc *	2,755	287
Asure Software Inc *(A)	82,434	504
Avalara Inc *	7,500	419
AVX Corp	12,041	209
Benefitfocus Inc *(A)	11,618	575
Booz Allen Hamilton Holding Corp, Cl A	6,350	369
Box Inc, Cl A *	60,702	1,172
Cabot Microelectronics Corp	8,284	928
CACI International Inc, Cl A *	4,073	741
CalAmp Corp *	71,448	899
Carbonite Inc *	81,044	2,011
ChannelAdvisor Corp *	44,548	543
Ciena Corp *	16,985	634
CommVault Systems *	8,606	557
Control4 Corp *	4,918	83
Cornerstone OnDemand Inc *	40,655	2,227
Coupa Software Inc *	4,715	429
Cree Inc *(A)	19,142	1,095
CSG Systems International Inc	17,229	729
CTS Corp	19,538	574
CyberArk Software Ltd *	6,131	730
Diodes Inc *	15,096	524
Domo Inc, Cl B *	14,012	565
Echo Global Logistics Inc *	5,754	143
Envestnet Inc *	15,368	1,005

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide Inc *	9,935	$1,417
Everbridge Inc *	27,496	2,063
Everi Holdings Inc *	49,098	517
EVERTEC Inc	10,318	287
Fabrinet *	27,096	1,419
Fair Isaac Corp *	1,470	399
FireEye Inc *	160,592	2,696
Five9 Inc *	48,007	2,536
ForeScout Technologies Inc *	9,672	405
Glu Mobile Inc *	46,010	503
HubSpot Inc *	1,552	258
Insight Enterprises Inc *	6,636	365
KEMET Corp	11,103	188
Lattice Semiconductor Corp *	41,618	497
Limelight Networks Inc *	294,612	952
LivePerson Inc *	39,644	1,151
LiveRamp Holdings Inc *	6,172	337
LogMeIn Inc	38,853	3,112
MAXIMUS Inc	20,929	1,486
MKS Instruments Inc	4,200	391
MobileIron Inc *	22,167	121
Model N Inc *	41,226	723
MongoDB Inc, Cl A *	1,810	266
Nanometrics Inc *	4,193	130
Napco Security Technologies Inc *	4,070	84
NeoPhotonics Corp *(A)	9,429	59
New Relic Inc *	1,837	181
NIC Inc	33,600	574
Novanta Inc *	12,021	1,019
Paylocity Holding Corp *	5,190	463
Perficient Inc *	61,124	1,674
Photronics Inc *	5,597	53
Plantronics Inc	14,596	673
Presidio Inc	93,410	1,383
Proofpoint Inc *	18,232	2,214
PROS Holdings Inc *	23,071	975
Q2 Holdings Inc *	6,197	429
QAD Inc, Cl A	13,817	595
Quantenna Communications Inc *	7,326	178
Rambus Inc *	57,984	606
Rapid7 Inc *	6,778	343
RingCentral Inc, Cl A *	3,951	426
Rogers Corp *	2,430	386
Rubicon Project Inc/The *	54,000	328
SailPoint Technologies Holding Inc *	26,442	759
Sanmina Corp *	29,858	861
SecureWorks Corp, Cl A *(A)	2,302	42
SolarWinds Corp *(A)	14,043	274
SPS Commerce Inc *	11,714	1,242
SVMK Inc *	51,005	929
Switch Inc, Cl A	82,556	851
Sykes Enterprises Inc *	5,173	146

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYNNEX Corp	5,598	$534
Tech Data Corp *	7,702	789
Telaria Inc *	65,000	412
Teradata Corp *	5,734	250
Trade Desk Inc/The, Cl A *(A)	2,584	512
Twilio Inc, Cl A *	2,378	307
Unisys Corp *(A)	54,382	635
Universal Display Corp (A)	2,660	407
Upland Software Inc *	22,453	951
Varonis Systems Inc *	711	42
Verint Systems Inc *	6,600	395
Viavi Solutions Inc *	75,720	937
Vishay Intertechnology Inc	170	3
Vishay Precision Group Inc *	1,465	50
Workiva Inc, Cl A *	10,157	515
Xperi Corp	44,629	1,044
Zendesk Inc *	5,576	474
Zix Corp *	5,409	37
Zscaler Inc *	8,207	582

		72,486

Materials — 1.2%
Advanced Emissions Solutions Inc	2,978	34
Balchem Corp	5,900	547
Cleveland-Cliffs Inc (A)	52,487	524
FutureFuel Corp	7,061	95
Greif Inc, Cl A	13,672	564
Ingevity Corp *	7,638	807
Intrepid Potash Inc *	3,352	13
Kraton Corp *	16,024	516
Louisiana-Pacific Corp	2,710	66
Materion Corp	10,200	582
SunCoke Energy Inc *	6,339	54
Warrior Met Coal Inc (A)	7,802	237

		4,039

Real Estate — 4.3%
Agree Realty Corp ‡	5,605	389
American Assets Trust Inc ‡	12,514	574
Americold Realty Trust ‡	34,418	1,050
CareTrust Inc ‡	33,502	786
Chesapeake Lodging Trust ‡	6,767	188
Clipper Realty Inc	3,615	48
CoreCivic Inc ‡	28,381	552
Cousins Properties Inc, Cl A ‡	68,902	666
Cushman & Wakefield PLC *(A)	8,567	152
EastGroup Properties Inc ‡	6,456	721
First Industrial Realty Trust Inc ‡	1,140	40
Franklin Street Properties Corp ‡	18,038	130
Gladstone Commercial Corp ‡	6,500	135
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	27,560	707

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jernigan Capital Inc ‡	29,647	$624
Lexington Realty Trust ‡	17,832	162
Marcus & Millichap Inc *	19,074	777
Medical Properties Trust Inc ‡	86,325	1,598
National Storage Affiliates Trust ‡	17,732	506
NexPoint Residential Trust Inc ‡	11,375	436
NorthStar Realty Europe Corp ‡	5,988	104
Rexford Industrial Realty Inc ‡	16,930	606
RMR Group Inc/The	2,185	133
Ryman Hospitality Properties Inc ‡	8,405	691
Safehold Inc	2,992	65
STAG Industrial Inc ‡	6,302	187
Terreno Realty Corp ‡	24,053	1,011
Tier Inc ‡	39,232	1,124
Whitestone REIT, Cl B ‡	2,628	32
Xenia Hotels & Resorts Inc ‡	8,739	191

		14,385

Utilities — 1.2%
AquaVenture Holdings Ltd *	3,824	74
Atlantic Power Corp *	12,173	31
Black Hills Corp, Cl A	7,669	568
NorthWestern Corp	8,398	591
ONE Gas Inc	6,360	566
Pattern Energy Group Inc, Cl A	24,624	542
PNM Resources Inc	12,468	590
Portland General Electric Co	5,904	306
Pure Cycle Corp *	4,013	40
Spire Inc	7,200	592
Vivint Solar Inc *(A)	6,519	33

		3,933

Total Common Stock (Cost $297,215) ($ Thousands)		329,135

	Number of Warrants

WARRANTS — 0.0%
Magnolia Oil & Gas Corp, Expires 08/03/2023
Strike Price *	31,731	108

Total Warrants (Cost $79) ($ Thousands)		108

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.
2.480% **†(G)	20,173,837	$20,172

Total Affiliated Partnership (Cost $20,173) ($ Thousands)		20,172

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	8,325,467	8,325
Total Cash Equivalent (Cost $8,325) ($ Thousands)		8,325

Total Investments in Securities — 106.1% (Cost $325,792) ($ Thousands)		$357,740

Percentages are based on Net Assets of $337,109 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note –).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $19,784 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $3,108 ($ Thousands) and represented 0.9% of the Net Assets of the Fund.
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2019 was $124 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of March 31, 2019 was $57 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Security is a Master Limited Partnership. At March 31, 2019, such securities amounted to $1,790 ($ Thousands), or 0.5% of the net assets of the Fund.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $20,172 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$329,011	$–	$124	$329,135
Warrants	108	–	–	108
Affiliated Partnership	–	20,172	–	20,172
Cash Equivalent	8,325	–	–	8,325

Total Investments in Securities	$337,444	$20,172	$124	$357,740

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Small Cap Growth Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$25,165	$57,683	$ (62,682)	$5	$1	$20,172	$92
SEI Daily Income Trust, Government Fund, CI F	17,517	59,948	(69,140)	—	—	8,325	91

Totals	$42,682	$117,631	$ (131,822)	$5	$1	$28,497	$183

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Communication Services — 3.7%
AMC Networks Inc, Cl A *(A)	7,465	$424
Boingo Wireless Inc *	49,670	1,156
Cable One Inc	1,150	1,129
Cargurus Inc, Cl A *	9,039	362
Cinemark Holdings Inc	14,699	588
Cogent Communications Holdings Inc	12,431	674
Criteo SA ADR *	38,065	762
Electronic Arts Inc *	6,830	694
EW Scripps Co/The, Cl A	96,241	2,021
Gray Television Inc *	27,368	585
Hemisphere Media Group Inc, Cl A *	11,405	161
IAC/InterActiveCorp *	56,249	11,818
IMAX *	14,106	320
Interpublic Group of Cos Inc/The	32,406	681
Liberty TripAdvisor Holdings Inc, Cl A *	23,813	338
National CineMedia Inc	68,393	482
Nexstar Media Group Inc, Cl A (A)	47,039	5,098
Ooma Inc *	37,532	497
Shenandoah Telecommunications Co	26,011	1,154
Take-Two Interactive Software Inc, Cl A *	5,083	480
TEGNA Inc	13,762	194
Telephone & Data Systems Inc	13,410	412
Vonage Holdings Corp *	188,736	1,895

		31,925

Consumer Discretionary — 12.3%
1-800-Flowers.com Inc, Cl A *	42,193	769
Aaron’s Inc (A)	15,577	819
Advance Auto Parts Inc	14,346	2,446
American Public Education Inc *	27,594	831
America’s Car-Mart Inc/TX *	9,789	894
Asbury Automotive Group Inc *	4,381	304
Autoliv Inc (A)	2,900	213
Big Lots Inc	136,893	5,205
BJ’s Restaurants Inc	16,225	767
Bloomin’ Brands Inc	143,909	2,943
Bright Horizons Family Solutions Inc *	16,432	2,089
Brinker International Inc (A)	36,526	1,621
Burlington Stores Inc *	10,030	1,571
Carriage Services Inc	10,488	202
Carrols Restaurant Group Inc *	46,890	467
Cato Corp/The, Cl A	11,995	180
Cheesecake Factory Inc/The (A)	90,237	4,414
Chuy’s Holdings Inc *	23,855	543
Cooper Tire & Rubber Co	46,425	1,388
Core-Mark Holding Co Inc, Cl A	19,584	727
Cracker Barrel Old Country Store Inc (A)	595	96
Crocs Inc *	3,698	95
Dave & Buster’s Entertainment Inc	56,809	2,833
Del Taco Restaurants Inc *	31,000	312
Denny’s Corp, Cl A *	9,756	179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dick’s Sporting Goods Inc	11,194	$412
Dillard’s Inc, Cl A	2,522	182
Dine Brands Global Inc (A)	21,298	1,944
Domino’s Pizza Inc	2,231	576
El Pollo Loco Holdings Inc *	53,107	691
Etsy Inc *	33,739	2,268
Extended Stay America Inc	149,853	2,690
Fiesta Restaurant Group Inc *	36,879	483
Five Below Inc *	7,055	877
Foot Locker Inc, Cl A	15,332	929
Gentherm Inc *	44,944	1,657
Graham Holdings Co, Cl B	1,200	820
Grand Canyon Education Inc *	20,065	2,298
GrubHub Inc *(A)	23,204	1,612
H&R Block Inc	15,315	367
Hasbro Inc (A)	7,072	601
Haverty Furniture Cos Inc	26,391	577
K12 Inc *	58,405	1,993
Laureate Education Inc, Cl A *	17,337	260
LCI Industries	24,809	1,906
Lear Corp	6,085	826
Liberty Expedia Holdings Inc, Cl A *	8,771	375
Lithia Motors Inc, Cl A (A)	56,842	5,272
LKQ Corp *	57,078	1,620
Modine Manufacturing Co *	234,106	3,247
Movado Group Inc	6,061	220
Office Depot Inc	299,304	1,086
Ollie’s Bargain Outlet Holdings Inc *	19,518	1,665
Oxford Industries Inc, Cl A (A)	14,808	1,114
Penske Automotive Group Inc, Cl A	9,286	415
Planet Fitness Inc, Cl A *	45,731	3,143
Polaris Industries Inc	9,333	788
Pool Corp	24,064	3,970
Rent-A-Center Inc/TX *	11,441	239
Ruth’s Hospitality Group Inc	11,577	296
Shutterfly Inc *	42,583	1,731
Six Flags Entertainment Corp	126,299	6,233
Skechers U.S.A. Inc, Cl A *	184,516	6,202
Standard Motor Products Inc	2,012	99
Strategic Education Inc	14,806	1,944
Sturm Ruger & Co Inc	5,788	307
Texas Roadhouse Inc, Cl A	17,057	1,061
Tractor Supply Co	12,316	1,204
Ulta Beauty Inc *	3,283	1,145
Vail Resorts Inc	10,571	2,297
Veoneer Inc *(A)	7,000	160
Wendy’s Co/The	220,433	3,944
Whirlpool Corp	5,200	691

		106,345

Consumer Staples — 5.1%
Andersons Inc/The	58,260	1,878

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B&G Foods Inc, Cl A (A)	140,633	$3,434
Boston Beer Co Inc/The, Cl A *	2,433	717
Cal-Maine Foods Inc (A)	5,753	257
Central Garden & Pet Co, Cl A *	25,607	595
Chefs’ Warehouse Inc/The *	20,954	651
Coca-Cola Consolidated Inc	2,500	720
Energizer Holdings Inc	5,200	234
Flowers Foods Inc (A)	83,104	1,772
Freshpet Inc *	40,259	1,702
Hain Celestial Group Inc/The *	178,101	4,118
Hostess Brands Inc, Cl A *	455,006	5,688
Ingredion Inc	7,843	743
J&J Snack Foods Corp	7,030	1,117
John B Sanfilippo & Son Inc	10,125	728
Kroger Co/The (A)	19,039	468
Lamb Weston Holdings Inc	34,188	2,562
Landec Corp *	13,916	171
Performance Food Group Co *	44,666	1,770
Pilgrim’s Pride Corp *	215,356	4,800
Post Holdings Inc *	8,519	932
Primo Water Corp *	7,305	113
Seaboard Corp	100	428
Spectrum Brands Holdings Inc (A)	63,363	3,471
Tootsie Roll Industries Inc (A)	25,993	968
TreeHouse Foods Inc *	24,098	1,555
Universal Corp/VA	2,729	157
US Foods Holding Corp *	15,000	524
USANA Health Sciences Inc *	4,731	397
WD-40 Co (A)	6,900	1,169
Weis Markets Inc	7,975	325

		44,164

Energy – 2.0%
Arch Coal Inc	4,232	386
Callon Petroleum Co *(A)	332,281	2,509
Diamondback Energy Inc, Cl A (A)	5,222	530
Frontline Ltd/Bermuda *(A)	111,445	720
GasLog Ltd	12,393	216
Gulfport Energy Corp *	320,608	2,571
Marathon Petroleum Corp	23,446	1,403
Par Pacific Holdings Inc *	14,578	260
Parsley Energy Inc, Cl A *	97,078	1,874
PBF Energy Inc, Cl A	68,781	2,142
Pioneer Natural Resources Co	2,474	377
Range Resources Corp (A)	259,415	2,916
World Fuel Services Corp	35,000	1,011

		16,915

Financials – 17.8%
Affiliated Managers Group Inc	31,446	3,368
AG Mortgage Investment Trust Inc	14,512	244
Alleghany Corp *	1,200	735

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp/The	7,797	$734
American Equity Investment Life Holding Co	203,817	5,507
American Financial Group Inc	14,643	1,409
American National Insurance Co	8,233	995
Ameriprise Financial Inc	4,701	602
AMERISAFE Inc	11,659	693
Anworth Mortgage Asset Corp ‡	142,960	578
Arch Capital Group Ltd *	10,008	323
Ares Commercial Real Estate Corp ‡	75,996	1,154
Argo Group International Holdings Ltd	6,242	441
Assured Guaranty Ltd	13,356	593
Atlantic Capital Bancshares Inc *	33,171	591
Axis Capital Holdings Ltd	13,323	730
Axos Financial Inc *	57,790	1,674
BancFirst Corp	13,798	720
Bancorp Inc/The *	129,901	1,050
Bank of Marin Bancorp	13,834	563
Bank OZK (A)	97,587	2,828
BankUnited Inc	179,461	5,994
Banner Corp	2,218	120
BGC Partners Inc, Cl A	672,412	3,571
Canadian Imperial Bank of Commerce	3,321	263
Central Pacific Financial Corp	41,371	1,193
CNO Financial Group Inc	210,192	3,401
Columbia Banking System Inc (A)	196,637	6,428
Community Trust Bancorp Inc	20,468	840
Cowen Inc, Cl A *	180,570	2,616
Dynex Capital Inc ‡	81,650	497
E*TRADE Financial Corp	11,727	544
Eagle Bancorp Inc *	29,167	1,464
East West Bancorp Inc	21,214	1,018
Employers Holdings Inc	17,888	717
Enterprise Financial Services Corp	22,224	906
Erie Indemnity Co, Cl A	5,000	893
Essent Group Ltd *	30,000	1,303
Everest Re Group Ltd	6,060	1,309
Exantas Capital Corp ‡	114,868	1,221
FBL Financial Group Inc, Cl A	2,500	157
Fidelity Southern Corp	20,478	561
Fifth Third Bancorp	3,480	88
Financial Institutions Inc	30,077	817
First American Financial Corp	23,494	1,210
First BanCorp/Puerto Rico	59,830	686
First Busey Corp	37,603	918
First Citizens BancShares Inc/NC, Cl A	1,150	468
First Commonwealth Financial Corp	239,369	3,016
First Defiance Financial Corp	36,128	1,038
First Interstate BancSystem Inc, Cl A	19,006	757
First Merchants Corp	92,308	3,402
FNB Corp/PA (A)	315,391	3,343
Great Southern Bancorp Inc	9,644	501
Great Western Bancorp Inc	96,737	3,056

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Dot Corp, Cl A *	25,420	$1,542
Hanover Insurance Group Inc/The, Cl A	25,705	2,935
HCI Group Inc	7,712	330
HomeTrust Bancshares Inc	3,694	93
Horace Mann Educators Corp, Cl A	21,962	773
Horizon Bancorp Inc/IN	9,767	157
Huntington Bancshares Inc	97,198	1,232
Independent Bank Corp/MI	30,442	654
Invesco Mortgage Capital Inc	44,341	701
James River Group Holdings Ltd	3,101	124
Kemper Corp, Cl A	12,000	914
KKR Real Estate Finance Trust Inc ‡(A)	56,183	1,125
Ladder Capital Corp, Cl A	58,285	992
MarketAxess Holdings Inc (A)	3,601	886
Mercantile Bank Corp	2,955	97
Mercury General Corp	9,712	486
Meridian Bancorp Inc	27,019	424
National General Holdings Corp	257,621	6,113
NBT Bancorp Inc	22,329	804
NMI Holdings Inc, Cl A *	37,080	959
Northwest Bancshares Inc	72,630	1,233
OceanFirst Financial Corp	37,999	914
OFG Bancorp	219,022	4,334
Old Republic International Corp	50,500	1,056
PacWest Bancorp	280,427	10,547
PCSB Financial Corp	9,084	178
PennyMac Mortgage Investment Trust ‡	10,214	212
Peoples Bancorp Inc/OH	8,234	255
People’s United Financial Inc	73,000	1,200
Popular Inc	47,861	2,495
Provident Financial Services Inc	54,717	1,417
Reinsurance Group of America Inc, Cl A	13,096	1,859
RenaissanceRe Holdings Ltd	8,320	1,194
Safety Insurance Group Inc	8,465	738
Sandy Spring Bancorp Inc	23,023	720
Selective Insurance Group Inc	19,688	1,246
Signature Bank/New York NY, Cl B	6,100	781
Starwood Property Trust Inc ‡	240,140	5,367
State Auto Financial Corp	11,452	377
SVB Financial Group, Cl B *	6,773	1,506
Synovus Financial Corp	3,100	107
TCF Financial Corp	55,027	1,139
Towne Bank/Portsmouth VA	17,590	435
TPG RE Finance Trust Inc ‡	64,242	1,259
TriCo Bancshares	11,381	447
Two Harbors Investment Corp ‡	7,503	102
UMH Properties ‡	31,140	438
Umpqua Holdings Corp	294,810	4,864
United Bankshares Inc/WV	49,000	1,776
United Financial Bancorp Inc	42,740	613
Univest Financial Corp	28,995	709
Walker & Dunlop Inc	12,464	635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Trust Bancorp Inc	18,370	$885
Waterstone Financial Inc	18,820	310
Webster Financial Corp (A)	3,768	191
Western Asset Mortgage Capital Corp	114,682	1,173
Westwood Holdings Group Inc	13,100	462
WSFS Financial Corp	1,200	46

		154,409

Health Care – 11.1%
ABIOMED Inc *	967	276
Aerie Pharmaceuticals Inc *	28,346	1,346
Aimmune Therapeutics Inc *(A)	17,031	381
Akebia Therapeutics Inc *(A)	57,181	468
AmerisourceBergen Corp, Cl A	6,015	478
Amphastar Pharmaceuticals Inc *	35,355	722
AngioDynamics Inc *	4,492	103
ANI Pharmaceuticals Inc *	4,710	332
Atrion Corp	124	109
BioMarin Pharmaceutical Inc *	12,720	1,130
BioSpecifics Technologies Corp *	13,104	817
BioTelemetry Inc *	10,534	660
CareDx Inc *	15,651	493
Catalent Inc *	16,500	670
Charles River Laboratories International Inc *	7,525	1,093
Chemed Corp	8,200	2,625
Clovis Oncology Inc *	20,404	506
Collegium Pharmaceutical Inc *(A)	43,020	651
Computer Programs & Systems Inc	23,271	691
Cooper Cos Inc/The, Cl A	1,973	584
DexCom Inc *	9,343	1,113
Emergent BioSolutions Inc *	61,329	3,098
Encompass Health Corp	19,928	1,164
Ensign Group Inc/The	22,232	1,138
Exelixis Inc *	13,139	313
GW Pharmaceuticals PLC ADR *(A)	3,127	527
Haemonetics Corp *	29,432	2,575
HealthStream Inc *	20,596	578
Hill-Rom Holdings Inc	5,000	529
HMS Holdings Corp *	4,419	131
Horizon Pharma PLC *	36,713	970
Humana Inc	5,500	1,463
ICON *	11,790	1,610
ICU Medical Inc *	5,669	1,357
IDEXX Laboratories Inc *	6,675	1,493
Incyte Corp *	3,300	284
Insmed Inc *(A)	29,783	866
Integer Holdings Corp *	20,775	1,567
iRhythm Technologies Inc *	7,092	532
Jazz Pharmaceuticals PLC *	16,502	2,359
Lantheus Holdings Inc *	12,394	303
LHC Group Inc *	8,754	970

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ligand Pharmaceuticals Inc *(A)	75,013	$9,430
LivaNova PLC *	9,469	921
Luminex Corp	45,103	1,038
Magellan Health Inc *	63,448	4,183
Masimo Corp *	15,397	2,129
Medidata Solutions Inc *	9,005	660
Medpace Holdings Inc *(A)	8,816	520
Meridian Bioscience Inc	97,749	1,721
Merit Medical Systems Inc *	17,000	1,051
Mettler-Toledo International Inc *	411	297
Molina Healthcare Inc *	3,601	511
Myriad Genetics Inc *	54,464	1,808
National HealthCare Corp	19,293	1,464
National Research Corp, Cl A	5,713	221
Natus Medical Inc *	9,007	229
Nektar Therapeutics, Cl A *(A)	29,446	989
NeoGenomics Inc *(A)	23,942	490
NextGen Healthcare Inc *	83,596	1,407
Novocure Ltd *	11,889	573
Optinose Inc *	70,360	725
Oxford Immunotec Global PLC *	23,295	401
Pacira Pharmaceuticals Inc/DE *	54,439	2,072
Penumbra Inc *(A)	10,162	1,494
PerkinElmer Inc (A)	12,707	1,224
Phibro Animal Health Corp, Cl A	3,474	115
Premier Inc, Cl A *	100,268	3,458
Prestige Consumer Healthcare Inc, Cl A *	25,851	773
Progenics Pharmaceuticals Inc *	55,862	259
Puma Biotechnology Inc *	36,274	1,407
QIAGEN NV *	3,422	139
Reata Pharmaceuticals Inc, Cl A *(A)	3,083	264
Sage Therapeutics Inc *(A)	3,171	504
Sarepta Therapeutics Inc *(A)	1,971	235
Supernus Pharmaceuticals Inc *	54,109	1,896
Syneos Health Inc, Cl A *(A)	108,524	5,617
Teleflex Inc	8,291	2,505
Tivity Health Inc *	5,546	97
United Therapeutics Corp *	8,314	976
Veracyte Inc *	31,103	778
WellCare Health Plans Inc *	3,172	856
West Pharmaceutical Services Inc	11,500	1,267
Wright Medical Group NV *	3,400	107

		95,886
Industrials — 14.2%
ACCO Brands Corp	243,092	2,081
Acuity Brands Inc	2,631	316
Advanced Disposal Services Inc *	20,915	586
Advanced Drainage Systems Inc	14,578	376
AECOM *	62,700	1,860
Air Transport Services Group Inc *	30,092	694
Alaska Air Group Inc	3,200	180

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AO Smith Corp (A)	28,088	$1,498
Apogee Enterprises Inc	86,752	3,252
ArcBest Corp	9,290	286
Arcosa Inc	5,154	157
ASGN Inc *	8,718	554
Astec Industries Inc	42,367	1,600
Atlas Air Worldwide Holdings Inc *	99,124	5,012
AZZ Inc	30,554	1,251
Badger Meter Inc	2,009	112
Barrett Business Services Inc	2,383	184
Carlisle Cos Inc	9,043	1,109
Cimpress NV *	14,550	1,166
Cintas Corp	7,937	1,604
Clean Harbors Inc *	7,022	502
Comfort Systems USA Inc	2,089	109
CoStar Group Inc *	9,928	4,631
Covanta Holding Corp	87,516	1,515
CRA International Inc	1,925	97
Crane Co, Cl A	600	51
CSW Industrials Inc *	1,824	104
Curtiss-Wright Corp	15,306	1,735
Deluxe Corp	11,400	498
Ducommun Inc *	12,544	546
DXP Enterprises Inc/TX *	12,853	500
Dycom Industries Inc *	15,943	732
EMCOR Group Inc	24,206	1,769
Encore Wire Corp	11,419	653
Ennis Inc	22,760	472
Exponent Inc	30,000	1,732
Forrester Research Inc *	2,218	107
Genesee & Wyoming Inc, Cl A *	87,615	7,635
Global Brass & Copper Holdings Inc	8,105	279
Gorman-Rupp Co/The	10,483	356
Great Lakes Dredge & Dock Corp *	100,393	894
Harsco Corp *	17,249	348
Hawaiian Holdings Inc (A)	26,352	692
HD Supply Holdings Inc *	26,744	1,159
Heartland Express Inc	16,190	312
Heidrick & Struggles International Inc	27,504	1,054
Heritage-Crystal Clean Inc *	4,102	113
Hexcel Corp, Cl A	23,064	1,595
HNI Corp	1,400	51
Hub Group Inc, Cl A *	34,424	1,406
Huntington Ingalls Industries Inc, Cl A	6,945	1,439
Huron Consulting Group Inc *	25,000	1,180
ICF International Inc, Cl A	4,655	354
IDEX Corp	10,820	1,642
Insperity Inc, Cl A	8,458	1,046
JetBlue Airways Corp *	1,486	24
John Bean Technologies Corp, Cl A (A)	1,377	127
Kadant Inc	21,160	1,861
Kaman Corp, Cl A	54,466	3,183

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KAR Auction Services Inc	226,271	$11,610
Kelly Services Inc, Cl A	29,385	648
Kforce Inc	10,057	353
Kratos Defense & Security Solutions Inc *(A)	37,042	579
L3 Technologies Inc	7,300	1,506
LB Foster Co, Cl A *(B)	54,099	1,018
Lincoln Electric Holdings Inc	646	54
Lydall Inc *	85,500	2,006
Macquarie Infrastructure Corp	14,970	617
Masonite International Corp *	25,400	1,267
Matson Inc	24,542	886
McGrath RentCorp	2,022	114
Meritor Inc *	72,117	1,468
Middleby Corp/The *(A)	11,520	1,498
MSA Safety Inc	10,698	1,106
MSC Industrial Direct Co Inc, Cl A	15,500	1,282
MYR Group Inc *	14,422	499
Old Dominion Freight Line Inc, Cl A	11,337	1,637
Radiant Logistics Inc *	175,811	1,108
RBC Bearings Inc *	11,061	1,407
Resideo Technologies Inc *	123,688	2,386
Resources Connection Inc	79,067	1,308
REV Group Inc (A)	134,487	1,473
Robert Half International Inc	13,313	867
Rush Enterprises Inc, Cl A	5,443	228
Ryder System Inc	8,900	552
SkyWest Inc	17,047	925
SP Plus Corp *	9,711	331
Spirit AeroSystems Holdings Inc, Cl A	12,076	1,105
Spirit Airlines Inc *	3,326	176
Steelcase Inc, Cl A	62,215	905
Teledyne Technologies Inc *	27,753	6,578
Tetra Tech Inc	27,739	1,653
Toro Co/The	2,800	193
TransDigm Group Inc *	500	227
TriMas Corp *	19,941	603
Trinity Industries Inc	134,263	2,918
TrueBlue Inc *	30,324	717
United Rentals Inc *	7,561	864
US Ecology Inc	3,168	177
Wabtec Corp (A)	3,600	265
Watsco Inc (A)	600	86
XPO Logistics Inc *(A)	22,266	1,197

		122,778

Information Technology — 15.4%
Acacia Communications Inc *	14,275	819
ACI Worldwide Inc *	428,876	14,097
Agilysys Inc *	22,396	474
Airgain Inc *	85,000	1,091
Alteryx Inc, Cl A *	14,250	1,195
American Software Inc/GA, Cl A	30,440	364

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ANSYS Inc *	2,600	$475
Arista Networks Inc *	2,488	782
Aspen Technology Inc *	27,648	2,883
Avnet Inc	7,600	330
AVX Corp	54,000	936
Belden Inc (A)	5,121	275
Black Knight Inc *	10,000	545
Broadcom Inc	374	112
Broadridge Financial Solutions Inc	1,700	176
Cadence Design Systems Inc *	54,862	3,484
CalAmp Corp *	29,007	365
CDW Corp	10,820	1,043
ChannelAdvisor Corp *	8,137	99
Coherent Inc *(A)	1,510	214
CommVault Systems Inc *	13,903	900
Cornerstone OnDemand Inc *	15,000	822
CSG Systems International Inc	16,700	706
Cypress Semiconductor Corp	345,310	5,152
Dolby Laboratories Inc, Cl A	15,200	957
Echo Global Logistics Inc *	28,325	702
Entegris Inc	26,270	938
EPAM Systems Inc *	5,383	910
Euronet Worldwide Inc *	23,000	3,280
EVERTEC Inc	113,185	3,148
Fabrinet *	12,859	673
Fair Isaac Corp *	2,500	679
Fidelity National Information Services Inc, Cl B	10,569	1,195
Gartner Inc *(A)	1,518	230
Global Payments Inc	5,841	797
Glu Mobile Inc *	57,682	631
Guidewire Software Inc, Cl Z *	12,033	1,169
Hackett Group Inc/The	19,093	302
IEC Electronics Corp *	60,000	411
Inphi Corp *	24,989	1,093
Insight Enterprises Inc *	21,641	1,192
Integrated Device Technology Inc *	67,087	3,287
InterDigital Inc	1,288	85
j2 Global Inc (A)	95,339	8,256
Keysight Technologies Inc *	29,653	2,586
KLA-Tencor Corp	4,819	575
Leidos Holdings Inc	24,667	1,581
Littelfuse Inc	800	146
Lumentum Holdings Inc *(A)	4,818	272
Manhattan Associates Inc *(A)	10,280	567
ManTech International Corp/VA, Cl A	12,383	669
MAXIMUS Inc	53,612	3,805
Microchip Technology Inc	7,324	608
Model N Inc *	18,083	317
Monolithic Power Systems Inc	6,335	858
Monotype Imaging Holdings Inc	62,542	1,244
MTS Systems Corp, Cl A	12,851	700

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Napco Security Technologies Inc *	4,938	$102
National Instruments Corp	26,750	1,187
NCR Corp *	91,133	2,487
NeoPhotonics Corp *(A)	67,889	427
NIC Inc	86,499	1,478
Novanta Inc *	13,800	1,169
ON Semiconductor Corp *	178,810	3,678
Palo Alto Networks Inc *	4,182	1,016
Perficient Inc *	12,505	343
QAD Inc, Cl A	2,281	98
Qorvo Inc *	10,870	780
RingCentral Inc, Cl A *	15,306	1,650
Rubicon Project Inc/The *	138,252	841
SailPoint Technologies Holding Inc *	6,659	191
Sanmina Corp *	12,000	346
ScanSource Inc *	29,806	1,068
Science Applications International Corp	11,276	868
Semtech Corp *	88,152	4,488
Shutterstock Inc *	23,805	1,110
Silicon Motion Technology Corp ADR	53,792	2,132
SPS Commerce Inc *	10,244	1,086
SS&C Technologies Holdings Inc	3,924	250
Super Micro Computer Inc *(B)	350,560	7,406
Sykes Enterprises Inc *(A)	9,712	275
Synopsys Inc *	15,383	1,771
Tech Data Corp *	8,900	911
Teradyne Inc	18,928	754
Trade Desk Inc/The, Cl A *(A)	25,821	5,111
Tyler Technologies Inc *	4,765	974
Verint Systems Inc *	25,000	1,497
Wix.com Ltd *	36,039	4,355
WNS Holdings Ltd ADR *	13,983	745
Workiva Inc, Cl A *	10,983	557
Zebra Technologies Corp, Cl A *	6,251	1,310

		133,663

Materials — 5.9%
Albemarle Corp (A)	4,500	369
Ashland Global Holdings Inc	48,756	3,809
Avery Dennison Corp	2,472	279
B2Gold Corp *	656,468	1,845
Balchem Corp	11,353	1,054
Berry Global Group Inc *	14,891	802
Century Aluminum Co *	122,680	1,089
Commercial Metals Co, Cl A	77,136	1,317
Crown Holdings Inc *	4,800	262
FMC Corp	141,171	10,845
Hawkins Inc	10,682	393
Ingevity Corp *	31,964	3,376
Livent Corp *(A)	250,825	3,080
Materion Corp	12,245	699
Owens-Illinois Inc	248,936	4,725

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Packaging Corp of America	2,600	$258
Royal Gold Inc, Cl A	12,000	1,091
Schnitzer Steel Industries Inc, Cl A	20,451	491
Silgan Holdings Inc	207,309	6,143
Stepan Co	6,908	605
Tredegar Corp	5,814	94
United States Steel Corp	178,732	3,483
Valvoline Inc (A)	216,872	4,025
Venator Materials PLC *	190,882	1,073

		51,207

Real Estate — 6.4%
Alexander’s Inc ‡	2,215	833
American Assets Trust Inc ‡	7,234	332
Apartment Investment & Management Co, Cl A ‡	10,004	503
Armada Hoffler Properties Inc ‡	153,483	2,393
Braemar Hotels & Resorts Inc	40,496	495
Camden Property Trust ‡	14,750	1,497
CareTrust Inc ‡	42,500	997
Chatham Lodging Trust ‡	79,229	1,524
City Office Inc ‡	58,828	665
CorEnergy Infrastructure Trust Inc	18,108	666
Cousins Properties Inc, Cl A ‡	50,000	483
EastGroup Properties Inc ‡	14,800	1,652
EPR Properties, Cl A ‡	7,000	538
Equity LifeStyle Properties ‡	12,600	1,440
Gaming and Leisure Properties Inc ‡	179,643	6,929
Getty Realty Corp ‡	49,817	1,596
Gladstone Commercial Corp ‡	37,688	783
Global Net Lease Inc ‡	20,000	378
Highwoods Properties Inc ‡	10,000	468
Howard Hughes Corp/The *	31,604	3,476
Independence Realty Trust Inc	113,415	1,224
Innovative Industrial Properties Inc, Cl A ‡(A)	9,304	760
Investors Real Estate Trust	28,192	1,689
Invitation Homes Inc ‡	88,917	2,163
Lexington Realty Trust ‡	109,000	988
LTC Properties Inc ‡	9,000	412
Medical Properties Trust Inc ‡(A)	428,546	7,932
Mid-America Apartment Communities Inc ‡	5,599	612
Monmouth Real Estate Investment Corp, Cl A ‡	23,494	310
Newmark Group Inc, Cl A	176,823	1,475
PS Business Parks Inc ‡	12,200	1,913
Regency Centers Corp ‡	5,413	365
Retail Properties of America Inc, Cl A ‡	54,793	668
Rexford Industrial Realty Inc ‡	27,000	967
RLJ Lodging Trust ‡	53,080	933
Saul Centers Inc ‡	14,723	756
Sun Communities Inc ‡	12,903	1,529
Tier Inc ‡	43,035	1,233

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Health Realty Income Trust ‡	1,794	$136
Urstadt Biddle Properties Inc, Cl A ‡	58,312	1,204

		54,917

Utilities — 3.3%
ALLETE Inc	7,500	617
American States Water Co	21,500	1,533
Atmos Energy Corp	20,484	2,108
Avista Corp	13,200	536
Black Hills Corp, Cl A	9,201	682
Chesapeake Utilities Corp	6,037	551
CMS Energy Corp	10,600	589
Dominion Energy Inc	5,179	397
Evergy Inc	21,057	1,222
IDACORP Inc, Cl A	10,909	1,086
MDU Resources Group Inc	49,882	1,288
Middlesex Water Co	24,460	1,369
New Jersey Resources Corp	12,500	622
NorthWestern Corp	16,618	1,170
NRG Energy Inc	31,000	1,317
OGE Energy Corp	31,500	1,358
ONE Gas Inc	13,750	1,224
Otter Tail Corp	7,293	363
Pinnacle West Capital Corp	15,400	1,472
PNM Resources Inc	25,500	1,207
Portland General Electric Co	43,378	2,249
Southwest Gas Holdings Inc	10,221	841
Spire Inc	14,200	1,169
UGI Corp	35,168	1,949
Unitil Corp	30,419	1,648
York Water Co/The	4,806	165

		28,732

Total Common Stock (Cost $616,414) ($ Thousands)		840,941

	Number of Rights

RIGHTS — 0.0%
Schulman ‡‡	51,428	103

Total Rights (Cost $—) ($ Thousands)		103

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P.
2.480% **†(C)	88,103,789	$88,097

Total Affiliated Partnership (Cost $88,103) ($ Thousands)		88,097

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund,Cl F
2.220%**†	20,889,500	20,890

Total Cash Equivalent (Cost $20,890) ($ Thousands)		20,890

Total Investments in Securities — 109.8% (Cost $725,407) ($ Thousands)		$950,031

Percentages are based on Net Assets of $865,349 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2019 (see Note 10). The total market value of securities on loan at March 31, 2019 was $86,388 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $8,424 ($ Thousands) and represented 1.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2019 was $88,097 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$840,941	$–	$–	$840,941
Rights	103	–	–	103
Affiliated Partnership	–	88,097	–	88,097
Cash Equivalent	20,890	–	–	20,890

Total Investments in Securities	$861,934	$88,097	$–	$950,031

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Small/Mid Cap Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ 173,797	$ 81,421	$ (167,184)	$ 54	$ 9	$ 88,097	$ 251
SEI Daily Income Trust, Government Fund, CI F	32,302	70,814	(82,226)	-	-	20,890	229

Total	$ 206,099	$ 152,235	$ (249,410)	$ 54	$ 9	$ 108,987	$ 480

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%
Communication Services — 2.0%
CBS Corp, Cl B	5,200	$247
CenturyLink Inc	56,600	679
Marcus Corp/The	2,600	104
Shenandoah Telecommunications Co	1,500	66
Sirius XM Holdings Inc	7,400	42
TEGNA Inc	6,000	85
TripAdvisor Inc *	4,100	211
Viacom Inc, Cl B	25,000	702

		2,136

Consumer Discretionary — 12.2%
Aramark	19,900	588
Asbury Automotive Group Inc *	600	42
AutoNation Inc *	4,900	175
Big Lots Inc	5,600	213
Bloomin’ Brands Inc	9,900	202
CarMax Inc *	7,200	503
Core-Mark Holding Co Inc, Cl A	1,800	67
Dollar General Corp	3,100	370
Expedia Group Inc	6,000	714
Extended Stay America Inc	30,400	546
Foot Locker Inc, Cl A	4,300	261
Genuine Parts Co	7,000	784
Hilton Worldwide Holdings Inc	6,700	557
Johnson Outdoors Inc, Cl A	900	64
Kohl’s Corp	11,783	810
LKQ Corp *	12,800	363
Lululemon Athletica Inc *	300	49
Macy’s Inc	25,200	606
Michaels Cos Inc/The *	21,400	244
Norwegian Cruise Line Holdings Ltd *	13,700	753
NVR Inc *	160	443
PVH Corp	5,700	695
Qurate Retail Inc *	36,500	583
Ross Stores Inc	9,400	875
Royal Caribbean Cruises Ltd	7,100	814
Tapestry Inc	17,400	565
Ulta Beauty Inc *	1,500	523
Yum China Holdings Inc	19,600	880

		13,289

Consumer Staples — 5.4%
Archer-Daniels-Midland Co	21,100	910
Campbell Soup Co	16,500	629
Clorox Co/The	2,300	369
Energizer Holdings Inc	1,100	49
JM Smucker Co/The	6,400	746
Kellogg Co	12,500	717
Keurig Dr. Pepper Inc	22,600	632
Kroger Co/The	20,700	509
Nu Skin Enterprises Inc, Cl A	4,300	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pilgrim’s Pride Corp *	10,600	$236
Tyson Foods Inc, Cl A	13,200	917

		5,920

Energy — 3.5%
Cheniere Energy Inc *	9,300	636
CONSOL Energy Inc *	8,700	298
Continental Resources Inc, Cl A *	12,700	569
Devon Energy Corp	11,900	376
HollyFrontier Corp	9,900	488
Marathon Oil Corp	42,600	712
Matrix Service Co *	3,800	74
ONEOK Inc	5,400	377
PBF Energy Inc, Cl A	4,600	143
Superior Energy Services Inc *	11,600	54
TechnipFMC PLC	2,100	49
Unit Corp *	2,400	34

		3,810

Financials — 11.0%
Affiliated Managers Group Inc	2,800	300
American Financial Group Inc	1,500	144
Ameriprise Financial Inc	6,600	845
AXA Equitable Holdings Inc	19,000	383
BGC Partners Inc, Cl A	21,200	113
Citizens Financial Group Inc	23,100	751
CNA Financial Corp	11,200	486
Discover Financial Services	9,000	640
East West Bancorp Inc	8,300	398
Fifth Third Bancorp	30,500	769
Huntington Bancshares Inc	41,500	526
Invesco Ltd	20,300	392
KeyCorp	44,600	702
Lincoln National Corp	12,200	716
LPL Financial Holdings Inc	4,800	334
M&T Bank Corp	1,500	236
National General Holdings Corp	500	12
Navient Corp	39,900	462
OneMain Holdings Inc, Cl A	20,900	664
Popular Inc	3,600	188
Radian Group Inc	14,000	290
Reinsurance Group of America Inc, Cl A	4,600	653
Synchrony Financial	20,200	644
T Rowe Price Group Inc	5,100	511
Two Harbors Investment Corp ‡	14,400	195
Unum Group	19,100	646
Western Asset Mortgage Capital Corp	7,300	75

		12,075

Health Care — 11.2%
Agilent Technologies Inc	13,600	1,093
Alexion Pharmaceuticals Inc *	1,100	149

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	16,100	$855
Cerner Corp *	3,600	206
Charles River Laboratories International Inc *	3,400	494
Cooper Cos Inc/The, Cl A	1,800	533
Danaher Corp, Cl A	3,400	449
Edwards Lifesciences Corp, Cl A *	4,600	880
Hologic Inc *	14,600	707
IDEXX Laboratories Inc *	1,500	335
Incyte Corp *	11,000	946
IQVIA Holdings Inc *	6,100	877
Jazz Pharmaceuticals PLC *	1,000	143
MEDNAX Inc *	12,000	326
Mettler-Toledo International Inc *	560	405
Molina Healthcare Inc *	600	85
Mylan *	8,000	227
Perrigo Co PLC	2,400	116
PRA Health Sciences Inc *	6,100	673
ResMed Inc	3,900	405
STERIS PLC	5,500	704
Universal Health Services Inc, Cl B	2,200	294
Veeva Systems Inc, Cl A *	400	51
West Pharmaceutical Services Inc	3,300	364
Zimmer Biomet Holdings Inc	7,500	958

		12,275

Industrials — 12.0%
AMETEK Inc	10,900	904
Arconic Inc	33,500	640
Armstrong World Industries Inc	5,100	405
Atkore International Group Inc *	26,700	575
BMC Stock Holdings Inc *	9,000	159
CH Robinson Worldwide Inc	600	52
Colfax Corp *	9,000	267
Continental Building Products Inc *	8,600	213
Cummins Inc	6,600	1,042
EMCOR Group Inc	5,100	373
Encore Wire Corp	4,900	280
Fluor Corp	1,100	41
Global Brass & Copper Holdings Inc	3,400	117
Heidrick & Struggles International Inc	2,800	107
Huntington Ingalls Industries Inc, Cl A	3,100	642
Ingersoll-Rand PLC	3,100	335
Insperity Inc, Cl A	200	25
Korn Ferry	5,700	255
Macquarie Infrastructure Corp	12,400	511
NCI Building Systems Inc *	6,200	38
Old Dominion Freight Line Inc, Cl A	5,100	736
Oshkosh Corp	8,100	609
PACCAR Inc	14,500	988
Pentair PLC	4,800	214
Regal Beloit	3,100	254

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Resideo Technologies Inc *	3,300	$64
Spirit AeroSystems Holdings Inc, Cl A	7,200	659
Textron Inc	13,400	679
Timken Co/The	9,200	401
United Continental Holdings Inc *	2,500	200
United Rentals Inc *	5,200	594
Vectrus Inc *	4,400	117
WESCO International Inc *	11,300	599

		13,095

Information Technology — 19.8%
Analog Devices Inc	10,300	1,084
Anixter International Inc *	1,300	73
ANSYS Inc *	1,400	256
Arista Networks Inc *	3,200	1,006
Autodesk Inc, Cl A *	6,700	1,044
Avnet Inc	1,500	65
Booz Allen Hamilton Holding Corp, Cl A	11,500	669
Cadence Design Systems Inc *	16,300	1,035
CDK Global Inc	4,700	276
CDW Corp	9,800	944
Citrix Systems Inc	4,600	458
Cognizant Technology Solutions Corp, Cl A	600	44
CommScope Holding Co Inc *	31,800	691
Conduent Inc *	9,400	130
Corning Inc, Cl B	1,000	33
Dell Technologies Inc, Cl C *	11,526	676
DXC Technology Co	12,100	778
EPAM Systems Inc *	600	102
Euronet Worldwide Inc *	400	57
F5 Networks Inc, Cl A *	3,700	581
Fidelity National Information Services Inc, Cl B	9,500	1,074
FleetCor Technologies Inc *	1,700	419
Fortinet Inc *	10,800	907
Genpact Ltd	12,500	440
Hewlett Packard Enterprise Co	31,300	483
Jabil Inc	3,400	90
Keysight Technologies Inc *	2,600	227
Leidos Holdings Inc	10,700	686
LogMeIn Inc	1,100	88
Manhattan Associates Inc *	1,300	72
Nuance Communications Inc *	20,800	352
Presidio Inc	11,400	169
Progress Software Corp	5,400	240
Qorvo Inc *	10,100	725
Splunk Inc *	700	87
SPS Commerce Inc *	3,900	414
SS&C Technologies Holdings Inc	13,600	866
Symantec Corp, Cl A	31,700	729
Synopsys Inc *	9,000	1,036
Versum Materials Inc	11,100	558

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xilinx Inc	9,000	$1,141
Zebra Technologies Corp, Cl A *	4,300	901

		21,706

Materials — 4.6%
Alcoa Corp *	14,600	411
Freeport-McMoRan Inc, Cl B	9,200	119
Huntsman Corp	13,800	310
LyondellBasell Industries, Cl A	400	34
Mosaic Co/The	20,600	562
Nucor Corp	13,400	782
Packaging Corp of America	6,800	676
Steel Dynamics Inc	18,800	663
Vulcan Materials Co	3,700	438
Westlake Chemical Corp	6,100	414
Westrock Co	15,300	587

		4,996

Real Estate — 8.2%
Apple Hospitality Inc ‡	36,100	588
Armada Hoffler Properties Inc ‡	4,700	73
CBRE Group Inc, Cl A *‡	19,600	969
CoreCivic Inc ‡	25,300	492
Empire State Realty Trust Inc, Cl A ‡	11,400	180
Equity Residential ‡	13,300	1,002
Franklin Street Properties Corp ‡	14,500	104
Gaming and Leisure Properties Inc ‡	10,200	393
GEO Group Inc/The ‡	28,450	546
Host Hotels & Resorts Inc ‡	38,700	731
Jones Lang LaSalle Inc	1,100	170
Newmark Group Inc, Cl A	2,451	21
Outfront Media Inc ‡	1,900	45
Park Hotels & Resorts Inc ‡	7,300	227
Ryman Hospitality Properties Inc ‡	6,400	526
SBA Communications Corp, Cl A *‡	4,300	859
SITE Centers Corp ‡	4,100	56
Spirit Realty Capital Inc ‡	15,320	609
Ventas Inc ‡	600	38
VEREIT Inc ‡	83,000	695
Welltower Inc ‡	2,000	155
Xenia Hotels & Resorts Inc ‡	23,700	519

		8,998

Utilities — 5.9%
AES Corp	51,600	933
Ameren Corp	2,900	213
American Water Works Co Inc	600	62
CenterPoint Energy Inc	25,900	795
Eversource Energy	10,200	724
FirstEnergy Corp	11,100	462
MDU Resources Group Inc	15,900	411
NRG Energy Inc	20,800	884

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPL Corp	10,000	$317
Public Service Enterprise Group Inc	14,600	867
UGI Corp	14,900	826

		6,494

Total Common Stock (Cost $97,605) ($ Thousands)		104,794

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	6,508,656	6,509

Total Cash Equivalent (Cost $6,509) ($ Thousands)		6,509

Total Investments in Securities — 101.7%
(Cost $104,114) ($ Thousands)		$111,303

Percentages are based on Net Assets of $109,389 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Mid-Cap Fund (Continued)

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ —	$ 993	$ (993)	$—	$—	$ —	$ 4
SEI Daily Income Trust, Government Fund, CI F	5,737	30,850	(30,078)	—	—	6,509	43

Totals	$5,737	$31,843	$ (31,071)	$ -	$ -	$ 6,509	$ 47

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Communication Services — 7.5%
AT&T Inc	560,800	$17,587
BCE Inc	82,400	3,660
Boston Omaha Corp, Cl A *	1,645	41
Cable One Inc	6,611	6,488
Cars.com Inc *	20,259	462
China Mobile ADR	75,300	3,840
Cinemark Holdings Inc	192,449	7,696
Comcast Corp, Cl A	370,900	14,829
Emerald Expositions Events	44,683	567
Fluent Inc *	19,373	109
Liberty Latin America Ltd, Cl A *	13,661	264
Liberty Latin America Ltd, Cl C *	2,082	40
Madison Square Garden Co/The *	28,995	8,499
MSG Networks *	38,014	827
NTT DOCOMO Inc ADR	184,500	4,102
Omnicom Group Inc	162,121	11,833
SK Telecom Co Ltd ADR	191,000	4,678
TELUS	201,700	7,467
Verizon Communications	537,900	31,806
Walt Disney Co	66,500	7,384
World Wrestling Entertainment Inc, Cl A	8,799	764
Zynga Inc, Cl A *	315,779	1,683

		134,626

Consumer Discretionary — 6.6%
AutoZone Inc *	19,300	19,766
Bassett Furniture Industries Inc	2,057	34
Bed Bath & Beyond Inc	67,000	1,138
Booking Holdings Inc *	4,672	8,152
Bright Horizons Family Solutions Inc *	7,804	992
Callaway Golf Co	27,943	445
Canadian Tire Corp Ltd, Cl A	45,600	4,915
Career Education Corp *	10,920	180
Cavco Industries Inc *	2,080	244
Cheesecake Factory	22,611	1,106
Churchill Downs Inc	12,588	1,136
Chuy’s Holdings Inc *	5,186	118
Cracker Barrel Old Country Store Inc	7,770	1,256
Darden Restaurants Inc	2	—
Del Taco Restaurants Inc *	26,530	267
eBay Inc	271,722	10,092
Expedia Group Inc	2,059	245
Graham Holdings Co, Cl B	1,557	1,064
H&R Block Inc	259,589	6,215
Hilton Grand Vacations Inc *	140,375	4,331
K12 Inc *	8,966	306
Kohl’s Corp	89,800	6,176
Murphy USA Inc *	30,600	2,620
NVR Inc *	2,389	6,610
PetMed Express Inc	27,124	618
Potbelly Corp *	3,440	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings Inc *	142,800	$2,629
Target Corp, Cl A	320,200	25,699
Tenneco Inc, Cl A	8,493	188
Toyota Motor Corp ADR	57,700	6,810
Tupperware Brands Corp	15,049	385
Ulta Beauty Inc *	10,435	3,639
Wingstop Inc, Cl A	9,667	735

		118,140

Consumer Staples — 14.1%
Altria Group Inc	370,054	21,252
Calavo Growers Inc	11,888	997
Cal-Maine Foods Inc	27,729	1,238
Clorox Co/The	55,472	8,901
Coca-Cola Co/The	264,548	12,397
Colgate-Palmolive Co	116,990	8,019
Costco Wholesale Corp	46,980	11,376
Flowers Foods Inc	157,708	3,362
Fresh Del Monte Produce Inc	300	8
Freshpet Inc *	3,669	155
Hershey Co/The	98,982	11,366
Hostess Brands Inc, Cl A *	45,482	569
Ingredion Inc	59,042	5,591
J&J Snack Foods Corp	5,929	942
JM Smucker Co/The	96,000	11,184
John B Sanfilippo & Son	2,192	158
Kellogg Co	70,100	4,022
Keurig Dr Pepper Inc	274,338	7,673
Kimberly-Clark Corp	36,210	4,486
Kroger Co/The	524,000	12,890
Lamb Weston Holdings Inc	101,568	7,612
Lancaster Colony Corp	9,286	1,455
MGP Ingredients Inc	7,326	565
National Beverage Corp, Cl A	7,099	410
PepsiCo Inc	103,777	12,718
Performance Food Group *	28,406	1,126
Philip Morris International Inc	91,512	8,089
Procter & Gamble Co/The	120,821	12,571
Simply Good Foods Co/The *	3,784	78
Sysco Corp, Cl A	167,386	11,175
Tootsie Roll Industries Inc	7,356	274
Tyson Foods Inc, Cl A	342,897	23,807
Universal Corp/VA	14,233	820
USANA Health Sciences Inc *	5,484	460
Vector Group Ltd	46,844	505
Walgreens Boots Alliance Inc	371,300	23,492
Walmart Inc	219,400	21,398

		253,141

Energy — 2.6%
Arch Coal Inc	9,519	869
Baker Hughes a GE Co, Cl A	63,347	1,756

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron Corp	97,600	$12,022
ConocoPhillips	9,766	652
Dorian LPG Ltd *	36,173	232
Evolution Petroleum Corp	5,652	38
Exxon Mobil Corp	133,300	10,771
Par Pacific Holdings Inc *	52,627	937
Phillips 66	122,600	11,668
REX American Resources Corp *	863	69
SilverBow Resources Inc *	594	14
Valero Energy Corp	96,200	8,161

		47,189

Financials — 15.7%
ACNB Corp	966	36
Aflac Inc	402,300	20,115
AGNC Investment Corp ‡	235,405	4,237
Allstate Corp/The	253,100	23,837
American Financial Group Inc/OH	177,246	17,053
American National Insurance Co	34,863	4,212
Annaly Capital Management Inc ‡	1,635,604	16,340
Anworth Mortgage Asset Corp ‡	20,918	85
Aon PLC	5,497	938
Apollo Commercial Real Estate Finance Inc	230,444	4,194
Arch Capital Group Ltd *	331,488	10,714
Ares Commercial Real Estate Corp ‡	3,513	53
ARMOUR Residential Inc	39,034	762
Axis Capital Holdings Ltd	4,211	231
B. Riley Financial Inc	16,804	281
Bank of NT Butterfield & Son Ltd/The	31,682	1,137
Baycom Corp *	9,604	217
BB&T Corp	151,500	7,049
BCB Bancorp Inc	10,338	139
Berkshire Hathaway Inc, Cl B *	112,100	22,520
Blackstone Mortgage Trust Inc, Cl A	34,234	1,183
Brown & Brown Inc	10,119	299
Cambridge Bancorp	1,356	112
Capitol Federal Financial Inc	35,726	477
Cboe Global Markets Inc	94,984	9,065
Century Bancorp Inc/MA, Cl A	1,374	100
Chimera Investment Corp ‡	134,520	2,521
Citizens Financial Group Inc	25,226	820
Civista Bancshares Inc	4,479	98
CME Group Inc	62,495	10,285
CNA Financial Corp	79,700	3,455
Codorus Valley Bancorp Inc	593	13
Community Bankers Trust Corp	17,908	131
Community Financial	206	6
Dynex Capital Inc ‡	42,923	261
Eagle Bancorp Inc *	13,818	694
Employers Holdings Inc	2,258	91
Enstar Group Ltd *	1,710	298
Essent Group Ltd *	28,053	1,219

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evans Bancorp Inc	2,900	$103
Exantas Capital Corp ‡	18,438	196
FactSet Research Systems Inc	11,795	2,928
FBL Financial Group Inc, Cl A	3,491	219
FGL Holdings	72,325	569
Fifth Third Bancorp	158,300	3,992
First American Financial Corp	76,300	3,930
First Bancshares Inc/The	1,681	52
First Business Financial Services Inc	2,957	59
First Northwest Bancorp	4,769	74
Genworth MI Canada Inc	71,000	2,152
Global Indemnity Ltd	1,290	39
Great Ajax Corp ‡	6,210	85
Guaranty Bancshares Inc	1,457	43
Hingham Institution for Savings	265	46
HomeTrust Bancshares Inc	3,124	79
Houlihan Lokey Inc, Cl A	14,726	675
Independent Bank Corp/MI	1,552	33
INTL. FCStone Inc *	2,675	104
Invesco Mortgage Capital Inc	25,452	402
Investar Holding Corp	965	22
Kemper Corp, Cl A	4,949	377
Kingstone Cos Inc	12,092	178
Kinsale Capital Group Inc	717	49
Loblaw Cos Ltd	110,700	5,462
MarketAxess Holdings Inc	31,213	7,681
Mercury General Corp	14,114	707
Meta Financial Group Inc	23,515	463
MFA Financial Inc ‡	1,495,594	10,873
Moelis & Co, Cl A	17,293	720
Morningstar Inc, Cl A	16,417	2,068
Mr Cooper Group Inc *	56,714	544
National Bank of Canada	145,500	6,568
National General Holdings Corp	3,563	85
Nicolet Bankshares Inc *	6,867	409
Northeast Bancorp	26,067	539
Norwood Financial Corp	450	14
Ohio Valley Banc Corp	1,779	64
Old Line Bancshares Inc	20,661	515
Old Republic International Corp	25,909	542
Old Second Bancorp Inc	8,516	107
Orrstown Financial Services Inc	5,497	102
Parke Bancorp Inc	3,024	63
PCSB Financial Corp	20,853	408
Peoples Bancorp of North Carolina	595	16
PNC Financial Services Group Inc/The	34,500	4,232
Popular Inc	14,176	739
Premier Financial Bancorp Inc	9,395	148
Progressive Corp/The	172,924	12,466
Protective Insurance Corp	2,940	54
Ready Capital Corp ‡	31,292	459
Reinsurance Group of America Inc, Cl A	23,900	3,393

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Riverview Bancorp Inc	15,930	$116
Safety Insurance Group Inc	6,911	602
SmartFinancial Inc *	1,537	29
Southern National Bancorp of Virginia Inc	21,017	308
Starwood Property Trust Inc ‡	343,145	7,669
TFS Financial Corp	19,348	319
Third Point Reinsurance Ltd *	79,355	824
Timberland Bancorp Inc/WA	15,155	424
TPG RE Finance Trust Inc ‡	15,308	300
Travelers Cos Inc/The	67,900	9,313
TriCo Bancshares	1,247	49
Two Harbors Investment Corp ‡	819,851	11,093
United Security Bancshares/Fresno CA	938	10
Unity Bancorp	2,310	44
US Bancorp	172,500	8,313
Virtu Financial Inc, Cl A	6,658	158
Waterstone Financial Inc	7,851	129

		280,825

Health Care — 10.2%
AbbVie Inc	100,800	8,123
Accuray Inc *	18,824	90
Amgen Inc, Cl A	39,400	7,485
Amphastar Pharmaceuticals Inc *	22,745	465
Baxter International Inc	36,434	2,962
Bio-Rad Laboratories Inc, Cl A *	31,782	9,715
Cambrex Corp *	3,554	138
CareDx Inc *	7,487	236
Codexis Inc *	3,660	75
Computer Programs & Systems Inc	2,127	63
Dova Pharmaceuticals Inc *	20,156	179
Eli Lilly & Co	132,000	17,128
Emergent BioSolutions Inc *	7,254	367
Enzo Biochem Inc *	71,099	194
Gilead Sciences Inc	59,000	3,836
Haemonetics Corp *	9,251	809
HCA Healthcare Inc	94,000	12,256
Humana Inc	28,477	7,575
ICU Medical Inc *	956	229
Intersect ENT Inc *	5,454	175
Johnson & Johnson	223,100	31,187
Kindred Biosciences Inc *	2,894	27
LeMaitre Vascular Inc	30,755	953
Luminex Corp	5,334	123
Merck & Co Inc	489,157	40,683
Myriad Genetics Inc *	13,690	455
Pfizer Inc	754,300	32,035
Phibro Animal Health Corp, Cl A	10,473	346
Prestige Consumer Healthcare Inc, Cl A *	12,857	385
Sanofi ADR	61,600	2,728
Tactile Systems Technology Inc *	10,857	572
US Physical Therapy Inc	2,467	259

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utah Medical Products Inc	3,129	$276

		182,129

Industrials — 9.1%
ADT Inc	152,457	974
Advanced Disposal Services Inc *	34,765	973
Aerovironment Inc *	3,388	232
Allison Transmission Holdings Inc	215,300	9,671
BWX Technologies Inc, Cl W	105,931	5,252
Carlisle Cos Inc	34,954	4,286
Cummins Inc	31,600	4,989
Eaton Corp PLC	137,400	11,069
Expeditors International of Washington Inc	31,601	2,398
FedEx Corp	8,700	1,578
Forrester Research Inc	5,899	285
Honeywell International Inc	28,402	4,514
Huntington Ingalls Industries Inc, Cl A	36,220	7,505
Lawson Products Inc/DE *	1,300	41
Lockheed Martin Corp	30,025	9,012
National Presto Industries	4,966	539
Northrop Grumman Corp	682	184
Omega Flex Inc	2,851	216
Raytheon Co	119,671	21,790
Republic Services Inc	392,738	31,568
Schneider National Inc, Cl B	88,685	1,867
Toro Co/The	55,116	3,794
United Technologies Corp	66,500	8,571
Vectrus Inc *	18,156	483
Waste Management Inc	305,558	31,751

		163,542

Information Technology — 14.6%
Alpha & Omega Semiconductor Ltd *	4,188	48
Amdocs Ltd	540,205	29,230
Appfolio Inc, Cl A *	1,355	108
Apple Inc	62,100	11,796
Aspen Technology Inc *	11,868	1,237
Automatic Data Processing Inc	58,196	9,296
Avnet Inc	87,000	3,773
Booz Allen Hamilton Holding Corp, Cl A	183,269	10,655
CACI International Inc, Cl A *	1,386	252
Cadence Design Systems Inc *	67,429	4,282
Calix Inc *	9,889	76
Canon Inc ADR	130,800	3,798
CDK Global Inc	128,496	7,558
CDW Corp/DE	19,104	1,841
Cisco Systems Inc	537,800	29,036
Cision Ltd *	4,969	68
CommVault Systems Inc *	1,104	71
Corning Inc, Cl B	120,900	4,002
CSG Systems International Inc	6,102	258
Diodes Inc *	4,562	158

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ebix Inc	11,598	$573
F5 Networks Inc, Cl A *	41,500	6,513
Fidelity National Information Services Inc, Cl B	15,418	1,744
FLIR Systems Inc	22,604	1,076
Genpact Ltd	151,768	5,339
Intel Corp	440,000	23,628
International Business Machines Corp	90,300	12,741
Jack Henry & Associates Inc	8,332	1,156
KLA-Tencor Corp	57,400	6,854
Maxim Integrated Products Inc	59,609	3,169
Motorola Solutions Inc	119,339	16,758
MTS Systems Corp, Cl A	6,845	373
National Instruments Corp	159,262	7,065
NVE Corp	1,951	191
Oracle Corp, Cl B	351,500	18,879
Paychex Inc	54,187	4,346
PRGX Global Inc *	2,210	18
QUALCOMM Inc	30,241	1,725
Ribbon Communications Inc *	10,849	56
Science Applications International Corp	14,109	1,086
SecureWorks Corp, Cl A *	13,087	241
Sykes Enterprises Inc *	5,752	163
Symantec Corp, Cl A	282,306	6,490
SYNNEX Corp	8,285	790
Synopsys Inc *	67,256	7,745
Teradata Corp *	28,542	1,246
TTEC Holdings Inc	5,995	217
Western Union Co/The	715,900	13,223

		260,948

Materials — 2.7%
Ardagh Group SA, Cl A	49,594	645
Eastman Chemical Co	71,600	5,433
Gold Resource Corp	113,281	445
Hawkins Inc	3,939	145
Materion Corp	2,815	161
NewMarket Corp	169	73
Newmont Mining Corp	162,748	5,821
Royal Gold Inc, Cl A	73,720	6,703
Sealed Air Corp	165,200	7,609
Silgan Holdings Inc	165,800	4,913
Sonoco Products Co	212,380	13,068
Valvoline Inc	166,658	3,093

		48,109

Real Estate — 3.9%
Apple Hospitality Inc ‡	332,602	5,421
Brixmor Property Group Inc ‡	246,300	4,524
Consolidated-Tomoka Land Co	3,492	206
CoreCivic Inc ‡	48,641	946
CorePoint Lodging Inc ‡	12,997	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cousins Properties Inc, Cl A ‡	58,350	$564
Easterly Government Properties Inc ‡	8,224	148
Equity Commonwealth ‡	11,120	363
Gaming and Leisure Properties Inc ‡	239,900	9,253
Getty Realty Corp ‡	102,400	3,280
Gladstone Commercial Corp ‡	7,089	147
Kennedy-Wilson Holdings Inc	1,382	30
National Health Investors Inc ‡	62,456	4,906
Newmark Group Inc, Cl A	3,090	26
Omega Healthcare Investors Inc ‡	144,000	5,494
Piedmont Office Realty Trust, Cl A ‡	273,000	5,692
PS Business Parks Inc ‡	11,580	1,816
Retail Properties of America Inc, Cl A ‡	413,000	5,034
RMR Group Inc/The	12,756	778
Ryman Hospitality Properties Inc ‡	8,128	668
Senior Housing Properties Trust ‡	221,100	2,605
Terreno Realty Corp ‡	29,249	1,230
VEREIT Inc ‡	655,900	5,490
VICI Properties Inc ‡(A)	448,026	9,803
Xenia Hotels & Resorts Inc ‡	10,388	228

		68,797

Utilities — 10.1%
ALLETE	14,408	1,185
Ameren Corp	310,564	22,842
American Electric Power Co Inc	172,521	14,449
Atlantic Power Corp *	113,294	286
Avangrid Inc	26,042	1,311
Avista Corp	21,867	888
CenterPoint Energy Inc	40,112	1,231
Chesapeake Utilities Corp	11,351	1,035
CMS Energy Corp	168,002	9,331
DTE Energy Co	56,494	7,047
Edison International	89,800	5,560
El Paso Electric Co, Cl A	20,304	1,194
Entergy Corp	261,300	24,988
Exelon Corp	496,900	24,910
FirstEnergy Corp	246,500	10,257
Hawaiian Electric Industries Inc	107,565	4,385
IDACORP Inc, Cl A	14,400	1,433
MGE Energy Inc	19,153	1,302
New Jersey Resources Corp	1,105	55
NextEra Energy Inc	70,715	13,671
Northwest Natural Holding Co	17,621	1,156
NorthWestern Corp	20,694	1,457
Pinnacle West Capital Corp	111,998	10,705
PNM Resources Inc	21,327	1,010
Portland General Electric Co	21,770	1,129
PPL Corp	38,547	1,223
Public Service Enterprise Group Inc	132,200	7,854
Southwest Gas Holdings Inc	10,738	883
Spire	17,848	1,469

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI Corp	25,385	$1,407
Unitil Corp	22,335	1,210
Xcel Energy Inc	73,619	4,138

		181,001

Total Common Stock (Cost $1,498,983) ($ Thousands)		1,738,447

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	44,714,082	44,714
Total Cash Equivalent (Cost $44,714) ($ Thousands)		44,714

Total Investments in Securities — 99.6% (Cost $1,543,697) ($ Thousands)		$1,783,161

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	190	Jun-2019	$26,202	$26,959	$757

Percentages are based on Net Assets of $1,789,829 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $9,803 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

Ltd— Limited

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,738,447	$–	$–	$1,738,447
Cash Equivalent	44,714	–	–	44,714

Total Investments in Securities	$1,783,161	$–	$–	$1,783,161

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$757	$—	$—	$757

Total Other Financial Instruments	$757	$—	$—	$757

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$28,046	$403,501	$ (386,833)	$44,714	$425

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

U.S. Managed Volatility Fund (Continued)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Australia — 3.3%
Aurizon Holdings Ltd	473,942	$1,532
AusNet Services	11,283	14
Caltex Australia Ltd	77,775	1,448
Coca-Cola Amatil Ltd	278,583	1,712
Cochlear Ltd	16,327	2,010
Coles Group Ltd *	107,124	902
Computershare Ltd	107,994	1,310
Crown Resorts Ltd	120,119	982
CSL Ltd	45,149	6,252
Evolution Mining Ltd	377,195	981
Flight Centre Travel Group Ltd	59,467	1,776
Insurance Australia Group Ltd	84,457	461
Newcrest Mining Ltd	321,519	5,826
QBE Insurance Group Ltd	36,639	320
Regis Resources Ltd	112,019	422
Rio Tinto Ltd	140,374	9,763
South32 Ltd	95,621	253
Stockland ‡	90,625	248
Telstra Corp Ltd, Cl B	1,193,734	2,815
Wesfarmers Ltd	113,931	2,804
Woolworths Group Ltd	26,115	564

		42,395

Austria — 0.5%
Agrana Beteiligungs AG	21,344	429
Erste Group Bank AG	12,175	448
EVN AG	17,488	255
Oberbank AG	594	63
Oesterreichische Post AG	69,674	2,949
Telekom Austria AG, Cl A	44,848	326
Verbund AG	8,272	397
voestalpine AG	55,307	1,681

		6,548

Belgium — 0.4%
Ageas	4,137	200
Colruyt SA	25,293	1,871
Proximus SADP	67,419	1,946
Sipef NV	871	49
UCB SA, Cl A	7,558	650

		4,716

Canada — 7.2%
Agnico Eagle Mines Ltd	30,400	1,322
Alacer Gold Corp *	31,600	86
Argonaut Gold Inc *	46,600	66
Atco Ltd/Canada, Cl I	90,477	3,048
B2Gold Corp *	147,900	414
Bank of Montreal	86,217	6,453
BCE Inc	220,026	9,767
Canadian Imperial Bank of Commerce	58,568	4,630
Canadian Tire Corp Ltd, Cl A	10,700	1,153
Canadian Utilities Ltd, Cl A	113,786	3,107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centerra Gold Inc *	59,000	$ 310
CGI Inc, Cl A *	24,900	1,712
Constellation Software Inc/Canada	3,500	2,967
Detour Gold Corp *	134,000	1,258
Dundee Precious Metals Inc *	43,600	145
Empire Co Ltd, Cl A	41,200	892
Fairfax Financial Holdings Ltd	5,900	2,734
George Weston Ltd	9,155	659
Great-West Lifeco Inc	9,900	240
Guyana Goldfields Inc *	121,600	98
H&R Real Estate Investment Trust	122,600	2,148
Hydro One Ltd	27,000	420
iA Financial Corp Inc	6,500	240
IGM Financial Inc	2,000	51
Kinross Gold Corp *	204,700	705
Loblaw Cos Ltd	55,600	2,743
Metro Inc, Cl A	38,400	1,414
Morguard Real Estate Investment Trust	5,637	53
National Bank of Canada	141,100	6,370
OceanaGold Corp	215,800	678
Open Text Corp	99,800	3,833
Osisko Gold Royalties Ltd	117,700	1,322
Power Corp of Canada	41,300	963
Power Financial Corp	56,000	1,309
RioCan Real Estate Investment Trust	130,700	2,590
Rogers Communications Inc, Cl B	274,000	14,740
Royal Bank of Canada	34,000	2,566
SmartCentres Real Estate Investment Trust	33,400	875
SSR Mining Inc *	51,880	656
Sun Life Financial Inc	20,100	772
TELUS Corp	3,400	126
Torex Gold Resources Inc *	58,300	734
Toronto-Dominion Bank/The	125,492	6,812

		93,181

Denmark — 0.8%
Carlsberg A/S, Cl B	60,035	7,505
Demant A/S *	44,717	1,324
DSV A/S	11,926	987
H Lundbeck A/S, Cl H	2	–

		9,816

Finland — 0.1%
Orion Oyj, Cl B	21,674	813

France — 1.2%
Aeroports de Paris, Cl A	1,247	241
AXA SA	41,811	1,053
Boiron SA	654	39
Caisse Regionale de Credit Agricole Mutuel Nord de France	453	12
Dassault Aviation SA	482	712
Engie SA	298,470	4,451
Eutelsat Communications SA	60,189	1,054

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orange SA	80,612	$ 1,312
Publicis Groupe SA	7,841	420
Societe Generale SA	5,092	147
Veolia Environnement SA	278,331	6,229

		15,670

Germany — 1.8%
Aareal Bank AG	74,006	2,283
adidas AG	17,389	4,229
Allianz SE	2,226	496
Deutsche Lufthansa AG	230,632	5,067
Deutsche Telekom AG	215,944	3,587
Fraport AG Frankfurt Airport Services Worldwide	1,094	84
McKesson Europe AG	3,971	117
METRO AG	308,898	5,130
MVV Energie AG	2,427	71
RHOEN-KLINIKUM AG	29,874	861
RTL Group SA	16,494	902
Uniper SE	1,293	39
Wuestenrot & Wuerttembergische AG	1,365	26

		22,892

Guernsey — 0.1%
Amdocs Ltd	24,999	1,353

Hong Kong — 4.8%
ASM Pacific Technology Ltd	102,300	1,141
BOC Hong Kong Holdings Ltd	522,500	2,163
CK Hutchison Holdings Ltd	20,500	215
CK Infrastructure Holdings Ltd	567,000	4,655
CLP Holdings Ltd, Cl B	1,656,656	19,205
First Pacific Co Ltd	860,000	313
Hang Seng Bank Ltd	120,000	2,961
HK Electric Investments & HK Electric Investments Ltd	2,022,500	2,066
HKT Trust & HKT Ltd	3,767,000	6,056
Hong Kong & China Gas Co Ltd	552,000	1,324
Kerry Properties Ltd	408,500	1,824
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	172
Li & Fung Ltd	3,742,000	672
Link REIT	710,000	8,303
Miramar Hotel & Investment	49,000	106
MTR Corp Ltd	659,000	4,080
NWS Holdings Ltd	26,000	57
PCCW Ltd	1,766,000	1,098
Power Assets Holdings Ltd	283,500	1,967
Regal Hotels International Holdings Ltd	378,000	237
Swire Pacific Ltd, Cl A	29,000	373
WH Group Ltd	1,118,500	1,197
Yue Yuen Industrial Holdings Ltd	641,500	2,207

		62,392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Ireland — 0.1%
Jazz Pharmaceuticals PLC *	11,545	$ 1,650

Israel — 1.7%
Bank Hapoalim BM	1,179,985	7,824
Bank Leumi Le-Israel BM	1,523,061	9,948
FIBI Holdings Ltd	1,678	47
Israel Discount Bank Ltd, Cl A	1,058,914	3,661
Mediterranean Towers Ltd	39,638	71
Paz Oil Co Ltd *	1,031	154
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	624	32

		21,737

Italy — 0.4%
A2A SpA	231,648	423
Avio SpA	1,959	27
Hera SpA	610,398	2,210
Iren SpA	775,065	1,979
Orsero SpA	4,900	41

		4,680

Japan — 10.0%
ABC-Mart Inc, Cl H	11,100	661
Aeon Co Ltd, Cl H	17,100	358
Aeon Hokkaido Corp	41,700	284
AEON REIT Investment Corp	400	472
Ahjikan Co Ltd	2,500	23
Ajinomoto Co Inc	41,300	660
Alpen Co Ltd	26,769	414
Amiyaki Tei Co Ltd	2,300	73
Aohata Corp	2,900	61
Araya Industrial Co Ltd	2,600	37
Arcland Sakamoto Co Ltd	3,768	51
Arcs Co Ltd	3,500	77
Astellas Pharma Inc	324,400	4,861
Atsugi Co Ltd	11,750	102
Bandai Namco Holdings Inc	4,800	225
Benesse Holdings Inc, Cl A	4,700	122
Can Do Co Ltd	2,300	35
Canon Inc	190,900	5,542
C’BON COSMETICS Co Ltd	1,100	25
Chubu Electric Power Co Inc	93,600	1,462
Chugoku Electric Power Co Inc/The	27,400	342
Computer Institute of Japan Ltd	22,200	168
Create Medic Co Ltd	6,200	53
Daiichikosho Co Ltd	1,300	66
Daiwa House REIT Investment Corp	119	264
Daiwa Office Investment Corp ‡	11	78
DCM Holdings Co Ltd	19,000	177
DyDo Group Holdings Inc	36,590	1,650
EDION Corp	19,900	174
FALCO HOLDINGS Co Ltd	3,400	42
Frontier Real Estate Investment Corp	166	697

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fujiya Co Ltd	19,300	$ 380
G-7 Holdings Inc, Cl 7	8,864	187
Hakudo Co Ltd	2,400	34
Hitachi Ltd	9,241	299
Hokkaido Electric Power Co Inc	31,100	179
Hokkaido Gas Co Ltd	5,200	68
Hokuriku Electric Power Co	5,400	42
Hoya Corp	63,300	4,180
Itochu-Shokuhin Co Ltd	2,003	86
Japan Excellent Inc ‡	568	826
Japan Logistics Fund Inc	88	187
Japan Meat Co Ltd	1,300	23
Japan Oil Transportation Co Ltd	2,100	54
Japan Post Bank Co Ltd	57,100	624
Japan Post Holdings Co Ltd	759,200	8,889
Japan Prime Realty Investment Corp, Cl A ‡	131	540
Japan Rental Housing Investments Inc ‡	888	708
Japan Tobacco Inc	181,300	4,496
J-Oil Mills Inc	700	26
JXTG Holdings Inc	27,300	125
Kadoya Sesame Mills Inc	1,000	47
Kakaku.com Inc	54,600	1,049
Kaken Pharmaceutical Co Ltd	800	36
Kakiyasu Honten Co Ltd	9,700	189
Kato Sangyo Co Ltd	29,100	960
KDDI Corp	209,400	4,512
Keiyo Co Ltd	7,852	35
Kenedix Retail REIT Corp	351	857
Kewpie Corp	2,700	65
King Jim Co Ltd	14,000	109
Kohnan Shoji Co Ltd	45,146	1,120
Kohsoku Corp	2,600	29
Komeri Co Ltd	9,500	233
Konica Minolta Inc	91,600	901
Kurimoto Ltd	10,600	139
Kyokuyo Co Ltd	11,500	295
KYORIN Holdings Inc	109,700	2,142
Kyushu Electric Power Co Inc	88,300	1,043
Kyushu Railway Co	83,100	2,733
Marubeni Corp	641,900	4,436
McDonald’s Holdings Co Japan Ltd	37,600	1,739
Medipal Holdings Corp	150,000	3,564
Megmilk Snow Brand Co Ltd	11,900	290
MEIJI Holdings Co Ltd	3,500	284
Michinoku Bank Ltd/The	2,100	31
Mitsubishi Gas Chemical Co Inc	41,200	588
Mitsubishi Tanabe Pharma Corp	104,200	1,392
Mitsui & Co Ltd	98,700	1,532
Miyoshi Oil & Fat Co Ltd	16,300	165
Mizuho Financial Group Inc	3,964,800	6,136
Mochida Pharmaceutical Co Ltd	8,600	441
Mori Trust Sogo Reit Inc	681	1,059

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morito Co Ltd	6,400	$ 49
Morozoff Ltd	1,100	49
Musashi Co Ltd	2,400	50
Nagoya Railroad Co Ltd	8,900	246
Nakayama Steel Works Ltd	6,300	29
Nichia Steel Works Ltd	8,300	26
Nichi-iko Pharmaceutical Co Ltd	11,500	153
Nihon Kohden Corp	5,300	158
Nippon Accommodations Fund Inc	10	51
Nippon Building Fund Inc	105	711
Nippon Express Co Ltd	8,800	490
Nippon Flour Mills Co Ltd	73,334	1,259
Nippon Prologis REIT Inc ‡	76	162
Nippon Telegraph & Telephone Corp	136,400	5,796
Nippon Television Holdings Inc	6,700	100
Nisshin Oillio Group Ltd/The	21,352	631
NJS Co Ltd	2,600	34
NTT DOCOMO Inc	377,500	8,361
Ohsho Food Service Corp	10,900	690
Okinawa Cellular Telephone Co	800	25
Okinawa Electric Power Co Inc/The	78,912	1,344
One REIT Inc	115	294
Oracle Corp Japan	56,500	3,793
Orix JREIT Inc	132	227
Osaka Gas Co Ltd	36,600	722
Otsuka Corp	19,200	717
OUG Holdings Inc (A)	3,000	70
Premier Investment Corp	261	329
Rhythm Watch Co Ltd	1,900	23
Ricoh Co Ltd	96,400	1,008
San Holdings Inc	1,900	43
Sankyo Co Ltd	14,600	557
Sawai Pharmaceutical Co Ltd	4,000	232
Secom Co Ltd	1,800	154
Seven & i Holdings Co Ltd	179,500	6,772
SG Holdings Co Ltd	69,100	2,013
Shidax Corp	10,800	31
Shimamura Co Ltd	2,600	220
Shionogi & Co Ltd	6,800	421
Shofu Inc	6,400	74
Showa Sangyo Co Ltd	3,200	87
SKY Perfect JSAT Holdings Inc	20,400	85
SRS Holdings Co Ltd	3,400	30
St Marc Holdings Co Ltd	3,200	72
Starts Proceed Investment Corp, Cl A	264	436
Step Co Ltd	4,400	59
Suntory Beverage & Food Ltd	10,100	474
Suzuken Co Ltd/Aichi Japan	3,600	208
Taiko Pharmaceutical Co Ltd	20,100	341
Ten Allied Co Ltd *	5,900	22
Toho Holdings Co Ltd	53,700	1,340
Tohoku Electric Power Co Inc	76,700	978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokai Corp/Gifu	1,310	$32
Tokyo Electric Power Co Holdings Inc *	669,800	4,236
Tokyo Gas Co Ltd	13,500	365
Tokyo Theatres Co Inc	2,100	25
Tokyu Recreation Co Ltd	800	36
Tokyu REIT Inc	163	264
Toyo Suisan Kaisha Ltd	9,500	362
Tsumura & Co	4,400	134
Unicafe Inc	6,400	58
Valor Holdings Co Ltd	6,900	167
Vital KSK Holdings Inc	59,400	586
West Japan Railway Co	1,100	83
Yamada Denki Co Ltd	188,300	929
Yashima Denki Co Ltd	4,500	34
Yellow Hat Ltd	7,000	92
		129,009

Netherlands — 0.4%
ABN AMRO Group NV	28,181	636
Coca-Cola European Partners PLC	5,674	293
ForFarmers NV	21,521	177
Koninklijke Ahold Delhaize NV	94,198	2,509
NN Group NV	25,369	1,055
Sligro Food Group NV	1,081	39
		4,709

New Zealand — 1.8%
Abano Healthcare Group Ltd	3,951	10
Argosy Property Ltd	303,971	265
Arvida Group Ltd	28,483	25
Auckland International Airport Ltd	119,975	666
Chorus Ltd	16,875	68
Contact Energy Ltd	865,027	4,094
EBOS Group Ltd	9,652	145
Fisher & Paykel Healthcare Corp Ltd	664,248	7,112
Fletcher Building Ltd	354,357	1,196
Goodman Property Trust	835,750	986
Kathmandu Holdings Ltd	27,874	43
Kiwi Property Group Ltd	807,099	817
Mainfreight Ltd	3,460	85
Mercury NZ Ltd	432,485	1,150
Meridian Energy Ltd	129,503	370
Metlifecare Ltd	87,150	297
Property for Industry Ltd	83,533	111
Restaurant Brands New Zealand Ltd	32,005	191
Ryman Healthcare Ltd	137,400	1,148
Sanford Ltd/NZ	10,470	50
Spark New Zealand Ltd	1,590,534	4,122
Stride Property Group	75,455	104
Summerset Group Holdings Ltd	48,624	219
Synlait Milk Ltd *	25,247	183
Trustpower Ltd	30,153	136
Vector Ltd	94,500	231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Warehouse Group Ltd/The (A)	38,887	$58
Z Energy Ltd	19,005	81
		23,963

Norway — 1.5%
Mowi ASA	37,130	830
Olav Thon Eiendomsselskap ASA	1,713	30
Orkla ASA	1,121,458	8,621
Telenor ASA	522,333	10,475
		19,956

Panama — 0.1%
Carnival Corp	28,085	1,425

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	426,813	1,218

Singapore — 1.5%
Ascendas Real Estate Investment Trust	1,650,000	3,545
CapitaLand Commercial Trust	1,868,000	2,676
CapitaLand Mall Trust ‡	2,202,500	3,870
ComfortDelGro Corp Ltd	731,100	1,387
Fraser and Neave Ltd	20,400	27
Genting Singapore Ltd	771,900	593
Hongkong Land Holdings Ltd	10,400	74
Hutchison Port Holdings Trust, Cl U	1,403,000	330
IREIT Global	88,100	48
Jardine Matheson Holdings Ltd	3,900	243
SATS Ltd	341,000	1,286
Sheng Siong Group Ltd	1,009,986	776
Singapore Airlines Ltd	64,800	462
Singapore Press Holdings Ltd	429,500	764
Singapore Technologies Engineering Ltd	412,700	1,140
SPH REIT ‡	752,577	583
StarHub Ltd	757,700	834
Suntec Real Estate Investment Trust	146,100	210
Yangzijiang Shipbuilding Holdings Ltd	446,200	494
		19,342

Sweden — 1.9%
Axfood AB	324,180	6,047
ICA Gruppen AB	278,598	11,204
Industrivarden AB, Cl C	2,915	61
Swedish Match AB	153,240	7,829
		25,141

Switzerland — 5.4%
Allreal Holding AG, Cl A	16,970	2,888
Alpiq Holding AG	1,275	82
Barry Callebaut AG	449	811
Berner Kantonalbank AG	232	56
BKW AG	15,320	1,045
Chocoladefabriken Lindt & Spruengli AG	475	3,586
Emmi AG	202	178
Intershop Holding AG	112	57

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lastminute.com NV *	1,582	$33
Nestle SA	100,371	9,564
Novartis AG	98,011	9,426
Plazza AG	133	32
PSP Swiss Property AG	345	38
Roche Holding AG	50,791	13,992
Schindler Holding AG	11,480	2,379
Sonova Holding AG	21,509	4,255
Swiss Life Holding AG	7,852	3,457
Swiss Prime Site AG	42,062	3,685
Swisscom AG	22,788	11,143
Tamedia AG	491	50
Valora Holding AG	9,104	2,509
		69,266

United Kingdom — 2.7%
AG Barr PLC	6,564	69
Britvic PLC	516,162	6,406
Carnival PLC	8,403	412
Centrica PLC	1,110,510	1,653
Coca-Cola HBC AG	13,510	460
Cranswick PLC	15,084	535
Diageo PLC	114,712	4,691
easyJet PLC	7,406	108
F&C UK Real Estate Investment Ltd	61,099	70
Focusrite PLC	6,827	43
Greggs PLC	114,267	2,738
Imperial Brands PLC	39,928	1,365
Legal & General Group PLC	57,866	208
Marks & Spencer Group PLC	48,666	177
National Grid PLC	334,868	3,712
Next PLC, Cl A	49,482	3,598
Royal Mail PLC	339,426	1,054
Secure Income REIT Plc ‡	19,676	105
SSE PLC	153,655	2,377
Tate & Lyle PLC	12,919	122
TUI AG	21,182	203
Wm Morrison Supermarkets PLC	1,432,336	4,247
		34,353

United States — 48.9%

Communication Services — 2.2%
ATN International Inc	4,720	266
Interpublic Group of Cos Inc/The	30,257	636
John Wiley & Sons Inc, Cl A	43,993	1,945
Liberty Media Corp-Liberty Braves *	3,847	107
Marchex Inc, Cl B *	10,578	50
Marcus Corp/The	24,447	979
MSG Networks Inc *	28,002	609
New Media Investment Group Inc	111,488	1,171
News Corp, Cl A	134,577	1,674
Reading International Inc, Cl A *	9,570	153
Scholastic Corp, Cl B	48,880	1,943

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems Inc	88,955	$2,734
United States Cellular Corp *	5,544	255
Verizon Communications Inc	142,568	8,430
Walt Disney Co/The	62,532	6,943

		27,895

Consumer Discretionary — 7.8%
Acushnet Holdings Corp	13,164	305
America’s Car-Mart Inc/TX *	4,894	447
Booking Holdings Inc *	2,194	3,828
Churchill Downs Inc	23,396	2,112
Columbia Sportswear Co	62,011	6,460
Darden Restaurants Inc	78,887	9,582
Deckers Outdoor Corp *	9,141	1,344
Denny’s Corp, Cl A *	27,377	502
Dollar General Corp	25,236	3,011
eBay Inc	142,616	5,297
Gap Inc/The	182,660	4,782
Genuine Parts Co	42,117	4,718
Graham Holdings Co, Cl B	2,832	1,935
Home Depot Inc/The	62,784	12,048
International Speedway Corp, Cl A	9,526	416
K12 Inc *	31,709	1,082
Kohl’s Corp	5,997	412
Lululemon Athletica Inc *	31,936	5,233
McDonald’s Corp	30,485	5,789
Regis Corp *	4,110	81
Ross Stores Inc	31,662	2,948
Service Corp International/US	112,578	4,520
Steven Madden Ltd	27,771	940
Target Corp, Cl A	25,688	2,062
TJX Cos Inc/The	174,474	9,284
Ulta Beauty Inc *	5,100	1,779
Yum! Brands Inc	104,707	10,451

		101,368

Consumer Staples — 10.6%
Archer-Daniels-Midland Co	29,351	1,266
Brown-Forman Corp, Cl B	1,655	87
Church & Dwight Co Inc	6,032	430
Clorox Co/The	38,128	6,118
Coca-Cola Co/The	260,355	12,200
Coca-Cola European Partners PLC	209,619	10,846
Colgate-Palmolive Co	127,114	8,712
Costco Wholesale Corp	38,004	9,202
Estee Lauder Cos Inc/The, Cl A	98,019	16,227
Herbalife Nutrition Ltd *	26,722	1,416
Hershey Co/The	20,761	2,384
Ingredion Inc	13,430	1,272
Inter Parfums Inc	2,427	184
J&J Snack Foods Corp	19,712	3,131
John B Sanfilippo & Son Inc	2,763	199
Kimberly-Clark Corp	7,619	944

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lancaster Colony Corp	21,609	$3,386
Medifast Inc	14,403	1,837
Nu Skin Enterprises Inc, Cl A	16,078	769
Oil-Dri Corp of America	859	27
PepsiCo Inc	154,668	18,955
Procter & Gamble Co/The	177,532	18,472
Simply Good Foods Co/The *	17,787	366
Sysco Corp, Cl A	94,576	6,314
Tyson Foods Inc, Cl A	72,407	5,027
USANA Health Sciences Inc *	44,468	3,730
WD-40 Co	16,210	2,747

		136,248

Energy — 0.0%
Riviera Resources Inc/Linn *	2,113	30

Financials — 9.1%
Aflac Inc	90,081	4,504
AGNC Investment Corp ‡	547,865	9,862
American Business Bank *	1,245	44
American Equity Investment Life Holding Co	26,865	726
American Financial Group Inc/OH	17,417	1,676
Annaly Capital Management Inc ‡	665,773	6,651
Anworth Mortgage Asset Corp ‡	41,707	168
Apollo Commercial Real Estate Finance Inc	25,795	469
Ares Commercial Real Estate Corp ‡	61,081	928
Associated Banc-Corp	31,986	683
Athene Holding Ltd, Cl A *	9,759	398
BancFirst Corp	975	51
Bancorp Inc/The *	8,909	72
Bank of America Corp	55,363	1,527
Bank of Hawaii Corp	5,867	463
BankFinancial Corp	9,880	147
Banner Corp	14,815	803
BB&T Corp	6,625	308
Berkshire Hathaway Inc, Cl B *	37,787	7,591
BlackRock TCP Capital Corp	128,497	1,822
Boston Private Financial Holdings Inc	16,005	175
Brookline Bancorp Inc, Cl A	5,727	82
Capitol Federal Financial Inc	9,149	122
Capstead Mortgage Corp ‡	52,946	455
Cathay General Bancorp	9,868	335
CBTX Inc	6,107	198
Central Pacific Financial Corp	17,765	512
Cherry Hill Mortgage Investment Corp ‡	19,559	337
Chimera Investment Corp ‡	1,349	25
Cincinnati Financial Corp	7,095	609
CIT Group Inc	12,802	614
Citizens Financial Group Inc	78,082	2,538
CNA Financial Corp	2,890	125
Columbia Financial Inc *	17,903	281
Comerica Inc	16,357	1,199
Commerce Bancshares Inc/MO	23,100	1,341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVB Financial Corp	4,508	$95
Dime Community Bancshares Inc	7,076	133
Dynex Capital Inc ‡	9,074	55
East West Bancorp Inc	12,000	576
Employers Holdings Inc	3,896	156
Enterprise Financial Services Corp	3,842	157
ESSA Bancorp Inc	1,559	24
Exantas Capital Corp ‡	15,007	160
Fidus Investment Corp	2,543	39
Fifth Third Bancorp	83,066	2,095
First Bancorp/Southern Pines NC	3,292	114
First Defiance Financial Corp	2,577	74
First Hawaiian Inc	4,572	119
First Merchants Corp	2,939	108
First Northwest Bancorp	5,208	81
Flagstar Bancorp Inc	7,999	263
Fulton Financial Corp	14,681	227
Garrison Capital Inc	4,773	34
Granite Point Mortgage Trust Inc	16,647	309
Great Southern Bancorp Inc	1,400	73
Great Western Bancorp Inc	3,822	121
Hartford Financial Services Group Inc/The	36,849	1,832
Hilltop Holdings Inc	8,807	161
HomeTrust Bancshares Inc	4,179	105
IBERIABANK Corp	6,605	474
Independent Bank Corp/MI	5,057	109
Investors Bancorp Inc	34,973	414
JPMorgan Chase & Co	234	24
Kearny Financial Corp/MD	85,986	1,107
KKR Real Estate Finance Trust Inc ‡	30,519	611
Ladder Capital Corp, Cl A	43,407	739
Lakeland Bancorp Inc	4,469	67
Lakeland Financial Corp	3,190	144
Lincoln National Corp	134,150	7,875
M&T Bank Corp	4,017	631
Meridian Bancorp Inc	13,871	218
MetLife Inc	30,051	1,279
MGIC Investment Corp *	44,829	591
National Western Life Group Inc, Cl A	1,518	398
Northfield Bancorp Inc	2,543	35
Northwest Bancshares Inc	146,581	2,487
Oaktree Strategic Income Corp	7,492	61
Oritani Financial Corp	23,788	396
Pacific City Financial Corp	1,707	30
PCSB Financial Corp	3,568	70
PennyMac Mortgage Investment Trust ‡	52,665	1,091
Peoples Bancorp Inc/OH	1,506	47
People’s United Financial Inc	209,203	3,439
Principal Financial Group Inc, Cl A	2,985	150
Provident Financial Services Inc	29,315	759
Prudential Financial Inc	82,948	7,621
Radian Group Inc	15,118	314

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ready Capital Corp ‡	3,477	$51
Reinsurance Group of America Inc, Cl A	21,058	2,990
Solar Capital Ltd	3,953	82
Starwood Property Trust Inc ‡	350,822	7,841
Stock Yards Bancorp Inc	2,155	73
TCG BDC Inc	11,941	173
Territorial Bancorp Inc	1,783	48
Torchmark Corp, Cl A	80,212	6,573
TPG Specialty Lending Inc	6,608	132
TrustCo Bank Corp NY	8,661	67
Trustmark Corp	20,430	687
Umpqua Holdings Corp	21,683	358
United Community Banks Inc/GA	18,320	457
United Community Financial Corp/OH	4,734	44
United Financial Bancorp Inc	18,758	269
Univest Financial Corp	2,271	56
US Bancorp	25,766	1,242
Voya Financial Inc	110,391	5,515
Washington Federal Inc	35,047	1,012
Washington Trust Bancorp Inc	1,200	58
Waterstone Financial Inc	29,492	485
WesBanco Inc	1,385	55
Western Alliance Bancorp *	18,432	756
Wintrust Financial Corp	4,791	323
Zions Bancorp NA	31,830	1,445

		116,925

Health Care — 9.8%
Anthem Inc	34,447	9,886
Baxter International Inc	3,731	303
Bio-Rad Laboratories Inc, Cl A *	2,438	745
BioSpecifics Technologies Corp *	1,926	120
Bruker Corp	1,863	72
Centene Corp *	25,242	1,340
Chemed Corp	34,253	10,963
Cigna Corp (A)	34,742	5,587
Computer Programs & Systems Inc	5,177	154
Danaher Corp, Cl A	71,638	9,458
Encompass Health Corp	127,627	7,453
Genomic Health Inc *	17,279	1,210
Gilead Sciences Inc	34,648	2,252
Haemonetics Corp *	3,435	300
Hanger Inc *	1,892	36
HCA Healthcare Inc	42,734	5,572
HealthStream Inc *	964	27
Humana Inc	34,960	9,299
Innoviva Inc *	25,225	354
Johnson & Johnson	3,345	468
Masimo Corp *	14,845	2,053
Medtronic PLC	25,419	2,315
Merck & Co Inc	44,952	3,739
Mettler-Toledo International Inc *	5,488	3,968
Molina Healthcare Inc *	3,356	476

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National HealthCare Corp	12,906	$979
Orthofix Medical Inc *	22,432	1,265
Pfizer Inc	161,899	6,876
Phibro Animal Health Corp, Cl A	3,365	111
Prestige Consumer Healthcare Inc, Cl A *	54,592	1,633
Quest Diagnostics Inc	47,184	4,243
STERIS PLC	9,024	1,155
United Therapeutics Corp *	37,165	4,362
UnitedHealth Group Inc	36,206	8,952
Universal Health Services Inc, Cl B	61,528	8,231
US Physical Therapy Inc	3,070	322
WellCare Health Plans Inc *	8,609	2,322
Zoetis Inc, Cl A	78,822	7,935

		126,536

Industrials — 2.1%
Brady Corp, Cl A	25,445	1,181
CBIZ Inc *	11,896	241
CH Robinson Worldwide Inc	16,295	1,417
Infrastructure and Energy Alternatives Inc *	2,874	15
Lockheed Martin Corp	21,735	6,524
ManpowerGroup Inc	10,123	837
McGrath RentCorp	6,620	374
Raytheon Co	34,477	6,278
Republic Services Inc	8,820	709
Robert Half International Inc	6,997	456
United Continental Holdings Inc *	8,459	675
Waste Management Inc	75,811	7,878

		26,585

Information Technology — 2.5%
Agilysys Inc *	5,251	111
Booz Allen Hamilton Holding Corp, Cl A	62,617	3,641
Broadridge Financial Solutions Inc	6,657	690
CACI International Inc, Cl A *	7,825	1,424
Cisco Systems Inc	90,095	4,864
Citrix Systems Inc	81,465	8,119
CSG Systems International Inc	4,597	194
F5 Networks Inc, Cl A *	18,392	2,886
Juniper Networks Inc	42,890	1,135
MAXIMUS Inc	6,568	466
MicroStrategy Inc, Cl A *	1,873	270
Motorola Solutions Inc	51,314	7,206
Progress Software Corp	5,951	264
SPS Commerce Inc *	4,467	474
Sykes Enterprises Inc *	18,734	530

		32,274

Materials — 1.1%
Kaiser Aluminum Corp	21,361	2,237
Materion Corp	41,209	2,351
Newmont Mining Corp	78,385	2,804
Reliance Steel & Aluminum Co	60,358	5,448

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Royal Gold Inc, Cl A	7,990	$727

		13,567

Utilities — 3.8%
American Electric Power Co Inc	37,983	3,181
Avista Corp	18,007	731
Black Hills Corp, Cl A	8,769	650
CenterPoint Energy Inc	326,669	10,029
Consolidated Edison Inc	29,376	2,491
DTE Energy Co	56,193	7,010
El Paso Electric Co, Cl A	3,955	233
Evergy Inc	40,250	2,337
Exelon Corp	200,301	10,041
Hawaiian Electric Industries Inc	120,764	4,924
IDACORP Inc, Cl A	2,642	263
MDU Resources Group Inc	67,994	1,756
NextEra Energy Inc	4,766	921
Pinnacle West Capital Corp	3,631	347
Portland General Electric Co	10,568	548
Public Service Enterprise Group Inc	8,134	483
Southern Co/The	47,429	2,451
UGI Corp	19,639	1,088

		49,484
		630,912

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $1,103,705) ($ Thousands)		$1,247,137

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG (B)	13,514	890

Sweden — 0.0%
Akelius Residential Property AB (B)	9,103	339

Total Preferred Stock (Cost $1,443) ($ Thousands)		1,229

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	25,120,070	25,120
Total Cash Equivalent (Cost $25,120) ($ Thousands)		25,120

Total Investments in Securities — 98.8% (Cost $1,130,268) ($ Thousands)		$1,273,486

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	69	Jun-2019	$2,506	$2,535	$35
FTSE 100 Index	16	Jun-2019	1,493	1,504	22
Hang Seng Index	3	Apr-2019	547	556	9
S&P 500 Index E-MINI	80	Jun-2019	11,103	11,351	248
SPI 200 Index	6	Jun-2019	658	658	–
TOPIX Index	13	Jun-2019	1,859	1,870	1

			$18,166	$18,474	$315

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/25/19	USD	92	DKK	604	$(1)
Brown Brothers Harriman	04/25/19	USD	17	SGD	23	–
Brown Brothers Harriman	04/25/19	USD	224	SGD	302	(1)
Brown Brothers Harriman	04/25/19	USD	284	GBP	215	(4)
Brown Brothers Harriman	04/25/19	USD	2	NOK	13	–
Brown Brothers Harriman	04/25/19	USD	355	NOK	3,020	(4)
Brown Brothers Harriman	04/25/19	USD	433	SEK	3,983	(3)
Brown Brothers Harriman	04/25/19	USD	718	HKD	5,633	–

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/25/19	USD	174	CHF	173	$—
Brown Brothers Harriman	04/25/19	USD	832	CHF	823	(3)
Brown Brothers Harriman	04/25/19	USD	1,058	EUR	931	(11)
Brown Brothers Harriman	04/25/19	USD	891	CAD	1,194	3
Brown Brothers Harriman	04/25/19	USD	191	CAD	255	—
Brown Brothers Harriman	04/25/19	USD	923	JPY	102,150	2
Brown Brothers Harriman	04/25/19	USD	636	JPY	69,821	(4)
Brown Brothers Harriman	04/25/19	SGD	13,413	USD	9,937	28
Brown Brothers Harriman	04/25/19	SGD	131	USD	97	—
Brown Brothers Harriman	04/25/19	GBP	13,802	USD	18,225	223
Brown Brothers Harriman	04/25/19	DKK	25,750	USD	3,925	44
Brown Brothers Harriman	04/25/19	CHF	565	USD	569	1
Brown Brothers Harriman	04/25/19	CHF	34,744	USD	34,910	(60)
Brown Brothers Harriman	04/25/19	EUR	39,763	USD	45,238	508
Brown Brothers Harriman	04/25/19	CAD	58,057	USD	43,583	97
Brown Brothers Harriman	04/25/19	CAD	1,192	USD	889	(4)
Brown Brothers Harriman	04/25/19	NOK	87,698	USD	10,277	81
Brown Brothers Harriman	04/25/19	NOK	1,621	USD	188	(1)
Brown Brothers Harriman	04/25/19	SEK	121,304	USD	13,233	130
Brown Brothers Harriman	04/25/19	SEK	3,964	USD	427	(1)
Brown Brothers Harriman	04/25/19	HKD	3,420	USD	436	—
Brown Brothers Harriman	04/25/19	HKD	261,179	USD	33,287	(11)
Brown Brothers Harriman	04/25/19	JPY	48,552	USD	441	1
Brown Brothers Harriman	04/25/19	JPY	7,605,103	USD	68,391	(470)
Brown Brothers Harriman	04/26/19	USD	28	NZD	42	—
Brown Brothers Harriman	04/26/19	USD	354	NZD	513	(4)
Brown Brothers Harriman	04/26/19	USD	61	AUD	87	—
Brown Brothers Harriman	04/26/19	USD	658	AUD	924	(1)
Brown Brothers Harriman	04/26/19	NZD	16,822	USD	11,520	45
Brown Brothers Harriman	04/26/19	NZD	418	USD	284	(1)
Brown Brothers Harriman	04/26/19	AUD	31,435	USD	22,284	(53)

						$526

Percentages are based on Net Assets of $1,289,481 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $5,715 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.
(B)	There is currently no rate available.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Global Managed Volatility Fund (Continued)

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,247,137	$–	$–	$1,247,137
Preferred Stock	1,229	–	–	1,229
Cash Equivalent	25,120	–	–	25,120

Total Investments in Securities	$1,273,486	$–	$–	$1,273,486

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$315	$–	$–	$315
Forwards Contracts*
Unrealized Appreciation	–	1,163	–	1,163
Unrealized Depreciation	–	(637)	–	(637)

Total Other Financial Instruments	$315	$526	$–	$841

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

* Futures contracts and forward contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Value 3/31/2019	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 26,205	$ 125,128	$(126,213)	$ 25,120	$ 139

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 5.1%
AT&T Inc	75,970	$2,382
Lions Gate Entertainment Corp, Cl B	35,000	528
Madison Square Garden Co/The *	21,211	6,218
NTT DOCOMO Inc ADR	130,100	2,893
Omnicom Group Inc	67,600	4,934
SK Telecom Co Ltd ADR	129,800	3,179
Take-Two Interactive Software Inc, Cl A *	9,560	902
TELUS Corp	115,600	4,280
Verizon Communications Inc	307,339	18,173
Walt Disney Co/The	93,498	10,381

		53,870

Consumer Discretionary — 4.8%
AutoZone Inc *	6,300	6,452
Best Buy Co Inc	10,994	781
Canadian Tire Corp Ltd, Cl A	59,500	6,413
Darden Restaurants Inc	65,500	7,956
Deckers Outdoor Corp *	3,645	536
Dick’s Sporting Goods Inc	43,505	1,601
Dollar General Corp	13,022	1,553
Dunkin’ Brands Group Inc	9,462	711
Fiat Chrysler Automobiles NV	24,564	365
Gap Inc/The	84,865	2,222
Graham Holdings Co, Cl B	1,110	758
Lowe’s Cos Inc	34,400	3,766
McDonald’s Corp	37,607	7,142
NVR Inc *	432	1,195
Toyota Motor Corp ADR	38,500	4,544
Ulta Beauty Inc *	14,203	4,953

		50,948

Consumer Staples — 15.0%
Altria Group Inc	217,281	12,478
Archer-Daniels-Midland Co	45,200	1,949
Bunge Ltd	3,948	210
Church & Dwight Co Inc	102,803	7,323
Clorox Co/The	46,743	7,500
Coca-Cola Co/The	90,300	4,231
Coca-Cola European Partners PLC	49,400	2,556
Colgate-Palmolive Co	64,144	4,396
Costco Wholesale Corp	36,346	8,801
Herbalife Nutrition Ltd *	4,997	265
Hershey Co/The	44,177	5,073
Ingredion Inc	10,845	1,027
JM Smucker Co/The	20,949	2,441
Kimberly-Clark Corp	43,214	5,354
Kroger Co/The	124,000	3,050
Lamb Weston Holdings Inc	41,191	3,087
McCormick & Co Inc/MD	55,408	8,346
Metro Inc, Cl A	58,400	2,151
Nu Skin Enterprises Inc, Cl A	18,077	865

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PepsiCo Inc	64,572	$7,913
Philip Morris International Inc	34,312	3,033
Procter & Gamble Co/The	48,347	5,031
Sanderson Farms Inc	28,200	3,718
Sysco Corp, Cl A	96,035	6,411
Tyson Foods Inc, Cl A	183,000	12,706
Walgreens Boots Alliance Inc	233,800	14,793
Walmart Inc	247,524	24,141

		158,849

Energy — 2.7%
Chevron Corp	46,500	5,728
Concho Resources Inc	3,205	356
EOG Resources Inc	36,122	3,438
Exxon Mobil Corp	71,100	5,745
Marathon Petroleum Corp	19,233	1,151
Schlumberger Ltd, Cl A	16,417	715
Valero Energy Corp	95,870	8,133
Williams Cos Inc/The	110,432	3,171

		28,437

Financials — 15.7%
Aflac Inc	112,800	5,640
AGNC Investment Corp ‡	130,419	2,348
Allstate Corp/The	65,446	6,164
American Financial Group Inc	41,500	3,993
Arbor Realty Trust Inc	257,845	3,344
Arch Capital Group Ltd *	193,014	6,238
Assurant Inc	10,566	1,003
Assured Guaranty Ltd	34,028	1,512
Axis Capital Holdings Ltd	50,100	2,744
Bank of America Corp	21,231	586
Bank of Hawaii Corp	28,052	2,212
Bank of Nova Scotia/The, Cl C	52,600	2,801
BankUnited Inc	15,934	532
Berkshire Hathaway Inc, Cl B *	59,100	11,873
BOK Financial Corp	52,300	4,265
Cboe Global Markets Inc	80,058	7,641
Chimera Investment Corp ‡	148,500	2,783
Chubb Ltd	12,399	1,737
CME Group Inc	28,880	4,753
Cullen/Frost Bankers Inc	27,019	2,623
Everest Re Group Ltd	43,466	9,387
Genworth MI Canada Inc	23,900	724
Hanover Insurance Group Inc/The, Cl A	19,700	2,249
Ladder Capital Corp, Cl A	171,200	2,914
LPL Financial Holdings Inc	53,707	3,741
MarketAxess Holdings Inc	18,920	4,656
MFA Financial Inc ‡	501,709	3,647
Morningstar Inc, Cl A	54,552	6,873
National Bank of Canada	54,700	2,469
Popular Inc	90,817	4,734

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive Corp/The	115,800	$8,348
Regions Financial Corp	186,377	2,637
Reinsurance Group of America Inc, Cl A	9,329	1,324
RenaissanceRe Holdings Ltd	83,889	12,038
TFS Financial Corp	211,099	3,477
Travelers Cos Inc/The	83,472	11,449
Two Harbors Investment Corp ‡	294,700	3,987
US Bancorp	31,411	1,514
Voya Financial Inc	13,223	661
White Mountains Insurance Group Ltd	4,776	4,420

		166,041

Health Care — 17.0%
AbbVie Inc	53,300	4,295
AmerisourceBergen Corp, Cl A	60,764	4,832
Amgen Inc, Cl A	16,800	3,192
Anthem Inc	44,047	12,641
AstraZeneca ADR	107,200	4,334
Bausch Health Cos Inc *	3,933	97
Baxter International Inc	87,932	7,150
Biogen Inc *	3,955	935
Bio-Rad Laboratories Inc, Cl A *	8,793	2,688
Chemed Corp	1,680	538
Cigna Corp (A)	29,317	4,715
CVS Health Corp	31,417	1,694
Edwards Lifesciences Corp, Cl A *	2,235	428
Eli Lilly & Co	156,104	20,256
Haemonetics Corp *	2,567	224
Hill-Rom Holdings Inc	7,580	802
Hologic Inc *	32,197	1,558
Humana Inc	38,120	10,140
ICON *	9,514	1,299
Johnson & Johnson	195,171	27,283
Laboratory Corp of America Holdings *	18,602	2,846
Masimo Corp *	11,105	1,536
McKesson Corp	8,957	1,048
Merck & Co Inc	271,437	22,575
Pfizer Inc	600,276	25,494
Premier Inc, Cl A *	18,980	655
Quest Diagnostics Inc	50,752	4,564
UnitedHealth Group Inc	35,650	8,815
Varian Medical Systems Inc *	2,133	302
WellCare Health Plans Inc *	1,176	317
Zoetis Inc, Cl A	18,364	1,849

		179,102

Industrials — 9.2%
Boeing Co/The	32,700	12,472
BWX Technologies Inc, Cl W	20,728	1,028
EMCOR Group Inc	13,365	977
Expeditors International of Washington Inc	14,206	1,078
General Dynamics Corp	8,600	1,456

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Ingalls Industries Inc, Cl A	5,798	$1,201
Kaman Corp, Cl A	32,900	1,923
L3 Technologies Inc	20,542	4,239
Landstar System Inc	11,414	1,248
Lockheed Martin Corp	25,675	7,707
Northrop Grumman Corp	45,529	12,275
Quanta Services Inc	37,697	1,423
Raytheon Co	80,261	14,614
Republic Services Inc	146,100	11,743
Southwest Airlines Co, Cl A	23,251	1,207
Spirit AeroSystems Holdings Inc, Cl A	12,040	1,102
United Continental Holdings Inc *	9,555	762
United Technologies Corp	50,700	6,535
Waste Management Inc	133,069	13,827

		96,817

Information Technology — 11.8%
Amdocs Ltd	171,424	9,276
Apple Inc	75,762	14,391
Aspen Technology Inc *	14,158	1,476
Automatic Data Processing Inc	18,753	2,996
Broadridge Financial Solutions Inc	13,234	1,372
Cadence Design Systems Inc *	8,968	570
Cisco Systems Inc	306,400	16,543
Citrix Systems Inc	14,298	1,425
CSG Systems International Inc	37,600	1,590
Intel Corp	307,300	16,502
Intuit Inc	7,373	1,927
Jack Henry & Associates Inc	10,939	1,518
Juniper Networks Inc	135,400	3,584
Mastercard Inc, Cl A	1,331	313
Microsoft Corp	85,745	10,113
Motorola Solutions Inc	89,937	12,629
NetApp Inc	9,091	630
Oracle Corp, Cl B	176,000	9,453
Science Applications International Corp	14,671	1,129
Symantec Corp, Cl A	173,514	3,989
Synopsys Inc *	74,285	8,554
Tech Data Corp *	22,200	2,274
Teradyne Inc	15,297	609
VeriSign Inc *	10,747	1,951

		124,814

Materials — 2.3%
AptarGroup Inc	6,262	666
Avery Dennison Corp	31,600	3,571
Axalta Coating Systems Ltd *	78,998	1,992
Bemis Co Inc	44,400	2,463
Kaiser Aluminum Corp	33,600	3,519
LyondellBasell Industries, Cl A	7,082	595
Newmont Mining Corp	36,922	1,321
Silgan Holdings Inc	110,800	3,283

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonoco Products Co	98,300	$6,048
Trinseo SA	15,714	712

		24,170

Real Estate — 2.3%
Equity LifeStyle Properties Inc ‡	14,695	1,680
Medical Properties Trust Inc ‡	197,100	3,648
National Health Investors Inc ‡	41,200	3,236
Omega Healthcare Investors Inc ‡	128,000	4,883
Rayonier Inc ‡	23,223	732
SBA Communications Corp, Cl A *‡	8,218	1,641
Tanger Factory Outlet Centers Inc ‡	190,700	4,001
VEREIT Inc ‡	523,800	4,384

		24,205

Utilities — 11.9%
Alliant Energy Corp	9,988	471
Ameren Corp	74,283	5,464
American Electric Power Co Inc	126,917	10,629
Consolidated Edison Inc	160,960	13,651
DTE Energy Co	45,217	5,640
Duke Energy Corp	55,583	5,002
Edison International	120,856	7,483
Entergy Corp	119,200	11,399
Eversource Energy	113,201	8,032
Exelon Corp	227,300	11,395
FirstEnergy Corp	87,500	3,641
NextEra Energy Inc	33,372	6,452
Pinnacle West Capital Corp	48,930	4,677
Portland General Electric Co	73,374	3,804
Public Service Enterprise Group Inc	183,544	10,904
Southern Co/The	92,901	4,801
Southwest Gas Holdings Inc	10,242	843
UGI Corp	27,722	1,536
WEC Energy Group Inc	117,465	9,289

		125,113

Total Common Stock (Cost $654,658) ($ Thousands)		1,032,366

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**	20,855,746	20,856
Total Cash Equivalent (Cost $20,856) ($ Thousands)		20,856

Total Investments in Securities — 99.8% (Cost $675,514) ($ Thousands)		$1,053,222

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation

S&P 500 Index E-MINI	67	Jun-2019	$9,229	$9,507	$278

			$9,229	$9,507	$278

Percentages are based on Net Assets of $1,055,211 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2019.
†	Investment in Affiliated Security (see Note 10).
‡	Real Estate Investment Trust.
(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $4,715 ($ Thousands) and represented 0.4% of the Net Assets of the Fund.

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,032,366	$–	$–	$1,032,366
Cash Equivalent	20,856	–	–	20,856

Total Investments in Securities	$1,053,222	$–	$–	$1,053,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$278	$—	$—	$278

Total Other Financial Instruments	$278	$—	$—	$278

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/18	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/19	Income
SEI Daily Income Trust, Government Fund, Cl F	$17,479	$137,335	$(133,958)	$-	$-	$20,856	$273

Total	$17,479	$137,335	$(133,958)	$-	$-	$20,856	$273

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Australia — 7.8%
Abacus Property Group	264,458	$699
AGL Energy Ltd	185,423	2,867
ASX Ltd	42,439	2,105
Aurizon Holdings Ltd	454,449	1,469
BHP Group Ltd	6,201	170
Brickworks Ltd	70,947	873
Coca-Cola Amatil Ltd	324,187	1,992
Crown Resorts Ltd	109,603	896
CSL Ltd	10,005	1,385
Evolution Mining Ltd	42,178	110
Flight Centre Travel Group Ltd	25,121	750
Harvey Norman Holdings Ltd	506,941	1,448
Inghams Group Ltd	383,880	1,192
Lendlease Group	53,706	472
Macquarie Group Ltd	22,760	2,092
Mirvac Group	364,912	713
Newcrest Mining Ltd	13,198	239
Rio Tinto Ltd	42,230	2,937
Sonic Healthcare Ltd	14,936	261
South32 Ltd	157,673	418
Stockland	165,692	453
Telstra Corp Ltd, Cl B	712,585	1,680
Wesfarmers Ltd	45,049	1,109
Woolworths Group Ltd	104,549	2,258
		28,588

Austria — 1.2%
CA Immobilien Anlagen AG	7,835	283
Erste Group Bank AG	8,303	306
Oesterreichische Post AG	15,373	651
OMV AG	8,528	463
Raiffeisen Bank International AG	6,989	157
S IMMO AG	9,548	195
Telekom Austria AG, Cl A	81,520	593
UNIQA Insurance Group AG	35,314	352
Verbund AG	12,388	595
voestalpine AG	21,703	660
		4,255

Belgium — 1.7%
Ageas	2,043	98
Colruyt SA	41,376	3,062
D’ieteren SA/NV	9,167	363
Proximus SADP	31,937	922
Sipef NV	1,175	66
UCB SA, Cl A	12,608	1,084
Umicore SA	17,180	764
		6,359

Canada — 2.3%
Bank of Nova Scotia/The, Cl C	8,884	473
Canadian Imperial Bank of Commerce	8,964	709
Canadian Tire Corp Ltd, Cl A	11,347	1,223

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
George Weston Ltd	2,159	$155
Loblaw Cos Ltd	14,065	694
TELUS Corp	70,718	2,618
Toronto-Dominion Bank/The	48,192	2,616
		8,488

Denmark — 2.1%
Carlsberg A/S, Cl B	10,243	1,281
Coloplast A/S, Cl B	15,341	1,685
Danske Bank A/S	72,884	1,280
Demant A/S *	5,208	154
DSV A/S	1,251	104
H Lundbeck A/S, Cl H	5,809	252
Jyske Bank A/S	16,014	619
Matas A/S	15,078	149
Novo Nordisk A/S, Cl B	7,621	399
Royal Unibrew A/S	7,711	569
Scandinavian Tobacco Group A/S	49,655	620
Sydbank A/S	18,313	380
United International Enterprises	564	112
		7,604

Finland — 1.1%
Elisa OYJ	9,000	406
Fortum OYJ	47,674	976
Kesko OYJ, Cl B	18,076	1,101
Orion Oyj, Cl B	19,059	715
Tieto OYJ	21,996	672
		3,870

France — 6.3%
Accor SA	1,616	65
Aeroports de Paris, Cl A	1,070	207
AXA SA	21,925	552
Baikowski SAS *(A)	2,092	34
Bastide le Confort Medical	2,603	101
BNP Paribas SA	10,388	497
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	985	109
Caisse Regionale De Credit Agricole Mutuel Toulouse 31 (A)	779	111
Cie Generale des Etablissements Michelin SCA	16,319	1,931
Credit Agricole SA	53,678	649
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes (A)	459	112
Danone SA	8,176	631
Dassault Aviation SA	545	805
Engie SA	126,141	1,881
Eutelsat Communications SA	7,231	127
Fnac Darty SA *	1,602	120
Kaufman & Broad SA	10,510	430
LNA Sante SA	2,819	148
Metropole Television SA	34,396	635

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orange SA	146,678	$2,388
Peugeot SA	16,000	390
PSB Industries SA	2,092	77
Renault SA	5,850	387
Rubis SCA	2,506	137
Sanofi	56,743	5,017
SCOR SE	2,972	127
Societe BIC SA	16,100	1,436
Societe Generale SA	14,980	433
Thales SA, Cl A	652	78
TOTAL SA	42,611	2,369
Veolia Environnement SA	36,492	817
		22,801

Germany — 5.5%
Aareal Bank AG	32,422	1,000
adidas AG	1,170	285
Allianz SE	1,989	443
Beiersdorf AG	2,968	309
Covestro AG	16,142	889
Daimler AG	10,923	641
Deutsche Lufthansa AG	39,440	867
Deutsche Telekom AG	131,358	2,182
Evonik Industries AG	28,804	785
Fraport AG Frankfurt Airport Services Worldwide	4,634	355
Freenet AG	5,102	110
Hannover Rueck SE	12,686	1,823
Hornbach Holding AG & Co KGaA	12,334	619
McKesson Europe AG	3,753	110
Merck KGaA	25,871	2,953
METRO AG	112,029	1,861
MTU Aero Engines AG	1,151	261
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	12,870	3,049
Salzgitter AG	19,737	571
SAP SE	1,022	118
Siemens AG	3,158	340
Siltronic AG	1,382	122
Sirius Real Estate Ltd	87,389	72
Uniper SE	5,125	155
Vonovia SE	5,398	280
		20,200

Hong Kong — 5.9%
China Motor Bus Co Ltd (A)	16,800	227
CK Infrastructure Holdings Ltd	82,000	673
CLP Holdings Ltd, Cl B	368,500	4,272
Dah Sing Banking Group Ltd	336,000	631
Hang Lung Group Ltd	128,000	411
Hang Seng Bank Ltd	19,000	469
HK Electric Investments & HK Electric Investments Ltd	1,500,500	1,533

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HKT Trust & HKT Ltd	633,000	$1,018
Hong Kong & China Gas Co Ltd	390,390	936
Hongkong & Shanghai Hotels Ltd/The	154,000	222
Hutchison Telecommunications Hong Kong Holdings	254,000	108
Hysan Development Co Ltd	19,000	102
Johnson Electric Holdings Ltd	115,500	267
Kerry Properties Ltd	480,000	2,143
Lee & Man Paper Manufacturing Ltd	716,000	610
Link REIT	10,000	117
MTR Corp Ltd	184,000	1,139
New World Development Co Ltd	94,000	156
NWS Holdings Ltd	383,000	837
Pacific Textile Holdings	491,000	442
Paliburg Holdings Ltd (A)	328,000	140
PCCW Ltd	657,000	408
Power Assets Holdings Ltd	92,000	638
Regal Hotels International Holdings Ltd	160,000	100
Regal Real Estate Investment Trust	259,000	80
Shangri-La Asia Ltd	54,000	77
Sunlight Real Estate Investment Trust	145,000	109
Swire Pacific Ltd, Cl A	27,000	347
Tian An China Investment Co Ltd	170,000	92
WH Group Ltd	2,423,000	2,593
Wharf Real Estate Investment Co Ltd	59,000	439
Wheelock & Co Ltd	24,000	176
		21,512

Ireland — 0.2%
Irish Residential Properties REIT PLC	343,231	613

Israel — 1.6%
Bank Hapoalim BM	410,265	2,720
Bank Leumi Le-Israel BM	57,265	374
Fattal Holdings 1998 Ltd *	851	96
FIBI Holdings Ltd	3,995	112
Isras Investment Co Ltd	1,037	145
Kerur Holdings Ltd	4,093	101
Mizrahi Tefahot Bank Ltd	48,726	1,003
Oil Refineries Ltd *	1,712,187	838
Paz Oil Co Ltd *	2,001	299
Shufersal Ltd	26,493	171
		5,859

Italy — 1.1%
A2A SpA	452,940	827
Assicurazioni Generali SpA	9,000	167
Atlantia SpA	9,488	246
Enel SpA	143,512	919
Hera SpA	337,822	1,223
Intesa Sanpaolo SpA	42,682	104
Terna Rete Elettrica Nazionale SpA	53,518	339
		3,825

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Japan — 21.1%
ABC-Mart Inc, Cl H	9,600	$572
Aeon Co Ltd, Cl H	34,200	716
AEON REIT Investment Corp	798	942
AGC Inc/Japan	15,100	529
Ainavo Holdings	12,200	100
Aisin Seiki Co Ltd	24,800	886
Alfresa Holdings Corp	26,400	751
Alpen Co Ltd	6,400	99
Alps Logistics	13,400	98
ANA Holdings Inc	19,700	722
Aozora Bank Ltd	33,200	821
Arcs Co Ltd	47,700	1,049
Asahi Group Holdings Ltd	6,100	272
Asahi Kasei Corp	18,000	186
Astellas Pharma Inc	201,500	3,019
Bandai Namco Holdings Inc	10,200	478
Canon Inc	45,200	1,312
Choushimaru Co Ltd	10,500	107
Chubu Electric Power Co Inc	15,500	242
COMSYS Holdings Corp	9,900	270
Daiichi Kensetsu Corp	7,200	107
Daiichi Sankyo Co Ltd	4,600	212
Daiki Aluminium Industry Co Ltd	26,000	156
Daiohs Corp	3,400	42
Dairei	6,300	102
DCM Holdings Co Ltd	109,400	1,020
Ebara Foods Industry Inc	4,700	92
EDION Corp	20,600	180
FJ Next Co Ltd	16,100	124
FUJIFILM Holdings Corp	24,700	1,123
Gakkyusha Co Ltd	8,400	99
Gourmet Kineya Co Ltd	10,000	105
Hakudo Co Ltd	6,800	95
Heiwa Corp	6,400	128
Hiroshima Gas Co Ltd	31,400	98
Hokkaido Gas Co Ltd	9,800	127
Honda Motor Co Ltd	33,000	893
Hoya Corp	1,500	99
Inaba Denki Sangyo Co Ltd	20,600	797
ITOCHU Corp	90,100	1,630
Itochu Enex Co Ltd	41,300	333
Japan Airlines Co Ltd	51,800	1,825
Japan Post Bank Co Ltd	83,000	907
Japan Post Holdings Co Ltd	108,400	1,269
Japan Prime Realty Investment Corp, Cl A ‡	189	779
Japan Tobacco Inc	64,900	1,610
Joshin Denki Co Ltd	6,000	138
JXTG Holdings Inc	249,000	1,139
Kadoya Sesame Mills Inc	2,200	103
Kamigumi Co Ltd	61,100	1,415
Kaneka Corp	11,600	434

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kato Sangyo Co Ltd	8,700	$287
KDDI Corp	115,200	2,482
Keihanshin Building Co Ltd	19,000	186
Keiyo Co Ltd	73,200	327
Kinden Corp	18,800	312
Kirin Holdings Co Ltd	4,600	110
Kohnan Shoji Co Ltd	4,500	112
Komeri Co Ltd	12,700	311
K’s Holdings Corp	7,500	67
Kuraray Co Ltd	73,500	935
Kurimoto Ltd	10,700	141
Kyokuyo Co Ltd	11,300	290
KYORIN Holdings Inc	19,000	371
Kyowa Exeo Corp	33,300	919
Kyushu Railway Co	3,300	109
LIXIL VIVA Corp	15,100	192
Marvelous	13,900	108
Matsumotokiyoshi Holdings Co Ltd	2,900	97
McDonald’s Holdings Co Japan Ltd	16,100	745
Mebuki Financial Group Inc	135,900	347
Medipal Holdings Corp	44,900	1,067
Mitsubishi Corp	6,900	192
Mitsubishi Gas Chemical Co Inc	15,200	217
Mitsubishi Shokuhin Co Ltd	27,200	712
Mitsubishi Tanabe Pharma Corp	37,600	502
Mitsui & Co Ltd	75,400	1,171
Miyoshi Oil & Fat Co Ltd	10,200	103
Mizuho Financial Group Inc	2,085,300	3,227
Mochida Pharmaceutical Co Ltd	1,800	92
NHK Spring Co Ltd	50,200	451
Nippo Corp	49,900	931
Nippon Building Fund Inc	103	698
Nippon Express Co Ltd	13,700	762
Nippon Flour Mills Co Ltd	55,300	949
Nippon Telegraph & Telephone Corp	102,000	4,334
Nissan Motor Co Ltd	225,200	1,848
Nisshin Oillio Group Ltd/The	26,900	795
Nitto Fuji Flour Milling Co Ltd (A)	4,000	222
NTT DOCOMO Inc	122,100	2,704
Okinawa Electric Power Co Inc/The	11,287	192
Ootoya Holdings Co Ltd (A)	11,000	223
Osaka Gas Co Ltd	39,900	787
Otsuka Corp	14,600	545
OUG Holdings Inc (A)	8,700	202
Proto Corp	6,100	110
Sankyo Co Ltd	29,000	1,106
Seiko Epson	33,200	508
Senshu Ikeda Holdings Inc	114,800	295
Seven & i Holdings Co Ltd	21,000	792
SG Holdings Co Ltd	8,800	256
Shibusawa Warehouse Co Ltd/The	7,200	109
Shidax Corp	31,700	92

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shimachu Co Ltd	7,600	$198
Shionogi & Co Ltd	12,400	768
Softbank	8,300	94
SoftBank Group Corp	1,200	116
SPK Corp	4,500	98
Sumitomo Bakelite Co Ltd	3,200	115
Sumitomo Dainippon Pharma Co Ltd	2,100	52
Sumitomo Mitsui Financial Group Inc	8,400	294
Sumitomo Osaka Cement Co Ltd	25,300	997
Suzuken Co Ltd/Aichi Japan	23,500	1,361
Taisho Pharmaceutical Holdings Co Ltd	7,900	753
TAKEBISHI CORP	1,900	24
Teijin Ltd	72,500	1,196
Toho Holdings Co Ltd	3,500	87
Tokio Marine Holdings	7,900	383
Tokyo Electric Power Co Holdings Inc *	69,800	441
Tokyo Gas Co Ltd	28,900	782
Toshiba Plant Systems & Services Corp	7,200	128
Toyota Motor Corp	17,600	1,031
Tsumura & Co	11,000	334
Valor Holdings Co Ltd	5,000	121
West Japan Railway Co	23,300	1,755
Yaizu Suisankagaku Industry Co Ltd	10,500	106
Yamada Denki Co Ltd	32,300	159
Yasuda Logistics Corp	19,800	165
Yellow Hat Ltd	11,200	147
Yomeishu Seizo Co Ltd	6,000	116
Yuasa Funashoku Co Ltd (A)	4,560	151
Zaoh	8,700	104
		77,070

Netherlands — 2.6%
ABN AMRO Group	79,449	1,793
ASR Nederland NV	10,035	418
Corbion NV	3,042	91
Heineken NV	3,040	321
Koninklijke Ahold Delhaize NV	126,640	3,374
NN Group NV	68,275	2,839
Randstad NV	2,260	110
Signify NV	15,116	405
		9,351

New Zealand — 2.0%
Auckland International Airport Ltd	105,544	586
Chorus Ltd	57,800	233
Contact Energy Ltd	114,148	540
Fisher & Paykel Healthcare Corp Ltd	184,452	1,975
Fletcher Building Ltd	29,864	101
Freightways Ltd	32,367	182
Goodman Property Trust	149,541	176
Mercury NZ Ltd	234,122	623
Meridian Energy Ltd	176,978	505
PGG Wrightson	303,672	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ryman Healthcare Ltd	42,791	$358
Spark New Zealand Ltd	176,255	457
Summerset Group Holdings Ltd	57,029	257
Tourism Holdings Ltd	55,789	180
Warehouse Group Ltd/The (A)	97,101	144
Z Energy Ltd	198,449	847
		7,266

Norway — 1.3%
Austevoll Seafood ASA	51,946	615
DNB ASA, Cl A	29,374	542
Mowi ASA	46,066	1,030
Olav Thon Eiendomsselskap ASA	6,036	106
Orkla ASA	93,828	721
Sparebank 1 Oestlandet	10,088	97
Sparebanken Sor	9,196	96
Telenor ASA	64,166	1,287
Yara International ASA	3,093	127
		4,621

Portugal — 0.1%
REN - Redes Energeticas Nacionais SGPS SA	122,631	350
Sonae SGPS SA	104,822	109
		459

Singapore — 3.7%
CapitaLand Commercial Trust	422,500	605
CapitaLand Mall Trust ‡	1,336,100	2,348
ComfortDelGro Corp Ltd	330,900	628
DBS Group Holdings Ltd	167,700	3,124
Mapletree Industrial Trust	103,900	161
Mapletree Logistics Trust	224,370	242
Olam International Ltd	78,000	114
Oversea-Chinese Banking Corp Ltd	116,200	948
SATS Ltd	279,900	1,056
Sheng Siong Group Ltd	365,100	280
Singapore Airlines Ltd	32,600	232
Singapore Press Holdings Ltd	210,200	374
Singapore Technologies Engineering Ltd	450,200	1,243
SPH REIT ‡	284,000	220
United Industrial Corp Ltd (A)	50,700	109
United Overseas Bank Ltd	44,200	822
UOL Group Ltd	26,200	134
Venture Corp Ltd	8,100	107
Wilmar International Ltd	255,300	624
		13,371

Spain — 1.9%
Ebro Foods SA	26,169	560
Enagas SA	5,521	161
Endesa SA	130,857	3,341
Grifols SA	16,305	457
Iberdrola SA	210,398	1,849
International Consolidated Airlines Group SA	51,138	341

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Electrica Corp SA	13,129	$280
		6,989

Sweden — 2.6%
Axfood AB	54,195	1,011
Epiroc AB, Cl B *	21,754	209
Essity AB, Cl B	12,605	364
Hemfosa Fastigheter AB	18,745	165
ICA Gruppen AB	77,256	3,107
JM AB	18,508	332
KNOW IT AB	10,862	233
Nyfosa AB *	18,745	112
Resurs Holding AB	116,084	721
Scandic Hotels Group AB	56,783	508
Svenska Cellulosa AB SCA, Cl B	21,139	184
Swedbank AB, Cl A	21,238	301
Swedish Match AB	32,122	1,641
Telia Co AB	168,432	762
		9,650

Switzerland — 9.4%
Allreal Holding AG, Cl A	688	117
ALSO Holding AG	1,128	146
Baloise Holding AG	8,737	1,443
Barry Callebaut AG	566	1,022
Basellandschaftliche Kantonalbank	213	195
Basler Kantonalbank, Cl H	1,334	102
Berner Kantonalbank AG	473	115
BKW AG	15,516	1,058
Chocoladefabriken Lindt & Spruengli AG	207	1,407
Emmi AG	117	103
Idorsia Ltd *	3,040	53
Intershop Holding AG	203	104
Nestle SA	13,549	1,291
Novartis AG	16,871	1,623
Orior AG	2,561	205
Pargesa Holding SA	8,903	697
PSP Swiss Property AG	4,712	512
Roche Holding AG	24,986	6,883
Romande Energie Holding SA	76	86
Schindler Holding AG	6,813	1,412
SGS SA, Cl B	202	503
Sika AG	2,966	414
Sonova Holding AG	10,159	2,010
St Galler Kantonalbank AG	263	121
Swiss Life Holding AG	10,494	4,621
Swiss Prime Site AG	11,158	977
Swiss Re AG	17,857	1,744
Swisscom AG	2,292	1,121
Tamedia AG	1,368	139
Valiant Holding AG	6,581	756
Valora Holding AG	946	261

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zurich Insurance Group AG	9,498	$3,143
		34,384

United Kingdom — 12.1%
AstraZeneca PLC	3,479	278
Auto Trader Group PLC	65,351	444
B&M European Value Retail SA	108,426	528
BAE Systems PLC	296,852	1,866
Berkeley Group Holdings PLC	13,401	644
BP PLC	345,444	2,514
BP PLC ADR	5,855	256
Britvic PLC	108,231	1,343
Carnival PLC	31,964	1,568
Cello Health PLC	77,483	127
Central Asia Metals PLC	116,605	360
Centrica PLC	229,042	341
Coca-Cola HBC AG	37,198	1,268
Computacenter PLC	28,017	404
Craneware PLC	7,808	247
Diageo PLC	43,913	1,796
easyJet PLC	14,746	215
F&C UK Real Estate Investment Ltd	30,456	35
GlaxoSmithKline PLC	190,001	3,953
Greggs PLC	7,203	173
Halfords Group PLC	53,733	162
HSBC Holdings PLC	215,732	1,752
Imperial Brands PLC	89,525	3,062
Inchcape PLC	152,238	1,133
J D Wetherspoon PLC	37,692	643
J Sainsbury PLC	359,981	1,106
Kingfisher PLC	207,367	634
Legal & General Group PLC	454,925	1,632
Lloyds Banking Group PLC	668,205	541
Marks & Spencer Group PLC	218,253	793
Mondi PLC	20,021	443
National Express Group PLC	116,554	617
National Grid PLC	6,395	71
Next PLC, Cl A	9,675	703
Paragon Banking Group PLC	19,079	108
Persimmon PLC	13,991	396
QinetiQ Group PLC	414,692	1,628
Reckitt Benckiser Group PLC	8,245	686
Rio Tinto PLC	14,852	863
Royal Mail PLC	178,458	554
ScS Group PLC	36,908	114
Secure Income REIT Plc ‡	25,660	137
Smith & Nephew PLC	19,840	394
Sports Direct International PLC *	37,485	143
SSE PLC	106,289	1,644
Tate & Lyle PLC	215,499	2,038
Tesco PLC	90,373	273
Total Produce PLC	87,508	167
Unilever PLC	15,429	884

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodafone Group PLC	327,528	$597
WH Smith PLC	29,626	819
Wm Morrison Supermarkets PLC	318,093	943
		44,040

United States — 1.0%
Atlantica Yield PLC	26,990	525
Coca-Cola European Partners PLC	43,981	2,276
Hudson Ltd, Cl A *	22,483	309
KLA-Tencor Corp	435	52
QIAGEN NV *	11,104	452
Taro Pharmaceutical Industries Ltd	963	104
		3,718

Total Common Stock (Cost $309,286) ($ Thousands)		344,893

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG (B)	1,362	90
Henkel AG & Co KGaA (B)	7,150	730
		820

Total Preferred Stock (Cost $880) ($ Thousands)		820

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	12,316,988	12,317

Total Cash Equivalent (Cost $12,317) ($ Thousands)		12,317

Total Investments in Securities — 98.2% (Cost $322,483) ($ Thousands)		$358,030

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	95	Jun-2019	$3,430	$3,490	$60
FTSE 100 Index	22	Jun-2019	2,032	2,067	46
Hang Seng Index	1	Apr-2019	183	185	2
SPI 200 Index	8	Jun-2019	879	877	(3)
TOPIX Index	17	Jun-2019	2,429	2,445	(3)

			$8,953	$9,064	$102

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Tax-Managed International Managed Volatility Fund (Continued)

Percentages are based on Net Assets of $364,622 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,675 ($ Thousands) and represented 0.5% of the Net Assets of the Fund.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX — Tokyo Stock Price Index

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$344,893	$—	$—	$344,893
Preferred Stock	820	—	—	820
Cash Equivalent	12,317	—	—	12,317

Total Investments in Securities	$358,030	$—	$—	$358,030

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$108	$—	$—	$108
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$102	$—	$—	$102

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2019 ($ Thousands):

Security Description	Value 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,054	$ 30,025	$ (23,762)	$ —	$ —	$ 12,317	$ 83

Totals	$ 6,054	$ 30,025	$ (23,762)	$ —	$ —	$ 12,317	$ 83

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Communication Services — 9.4%
Activision Blizzard Inc	23,800	$1,084
Alphabet Inc, Cl A *	9,369	11,026
Alphabet Inc, Cl C *	9,593	11,256
AT&T Inc	227,703	7,141
CBS Corp, Cl B	10,782	512
CenturyLink Inc	30,657	368
Charter Communications Inc, Cl A *	5,400	1,873
Comcast Corp, Cl A	141,080	5,640
Discovery Inc, Cl A *	5,229	141
Discovery Inc, Cl C *	11,385	289
DISH Network Corp, Cl A *	6,900	219
Electronic Arts Inc *	9,428	958
Facebook Inc, Cl A *	74,671	12,447
Fox Corp *	16,253	592
Interpublic Group of Cos Inc/The	12,697	267
Netflix Inc *	13,620	4,856
News Corp, Cl A	12,630	157
News Corp, Cl B	4,100	51
Omnicom Group Inc	6,969	509
Take-Two Interactive Software Inc, Cl A *	3,500	330
TripAdvisor Inc *	3,297	170
Twitter Inc *	22,600	743
Verizon Communications Inc	129,198	7,640
Viacom Inc, Cl B	11,530	324
Walt Disney Co/The	54,550	6,057

		74,650

Consumer Discretionary — 9.5%
Advance Auto Parts Inc	2,294	391
Amazon.com Inc, Cl A *	12,936	23,036
AutoZone Inc *	725	742
Best Buy Co Inc	7,178	510
Booking Holdings Inc *	1,409	2,459
BorgWarner Inc	6,501	250
Capri Holdings Ltd *	4,928	225
CarMax Inc *	5,556	388
Carnival Corp	12,780	648
Chipotle Mexican Grill Inc, Cl A *	723	514
Darden Restaurants Inc	3,934	478
Delphi Automotive PLC *	8,141	647
Dollar General Corp	8,273	987
Dollar Tree Inc *	7,485	786
DR Horton Inc	10,686	442
eBay Inc	27,047	1,005
Expedia Group Inc	3,715	442
Foot Locker Inc, Cl A	3,800	230
Ford Motor Co	122,676	1,077
Gap Inc/The	7,198	188
Garmin Ltd	3,704	320
General Motors Co	40,977	1,520
Genuine Parts Co	4,604	516

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
H&R Block Inc	6,510	$156
Hanesbrands Inc	10,867	194
Harley-Davidson Inc, Cl A	4,655	166
Hasbro Inc	3,798	323
Hilton Worldwide Holdings Inc	9,300	773
Home Depot Inc/The	35,382	6,789
Kohl’s Corp	5,227	359
L Brands Inc	7,208	199
Leggett & Platt Inc	4,065	172
Lennar Corp, Cl A	9,074	445
LKQ Corp *	10,200	289
Lowe’s Cos Inc	24,945	2,731
Macy’s Inc	10,230	246
Marriott International Inc/MD, Cl A	8,851	1,107
Mattel Inc *	11,299	147
McDonald’s Corp	23,907	4,540
MGM Resorts International	16,200	416
Mohawk Industries Inc *	1,858	234
Newell Brands Inc, Cl B	11,313	174
NIKE Inc, Cl B	39,238	3,304
Nordstrom Inc	3,566	158
Norwegian Cruise Line Holdings Ltd *	7,100	390
O’Reilly Automotive Inc *	2,412	937
PulteGroup Inc	8,443	236
PVH Corp	2,320	283
Ralph Lauren Corp, Cl A	1,760	228
Ross Stores Inc	11,549	1,075
Royal Caribbean Cruises Ltd	5,410	620
Starbucks Corp	39,057	2,904
Tapestry Inc	8,934	290
Target Corp, Cl A	16,484	1,323
Tiffany & Co	3,398	359
TJX Cos Inc/The	38,876	2,069
Tractor Supply Co	3,746	366
Ulta Beauty Inc *	1,800	628
Under Armour Inc, Cl A *	5,846	124
Under Armour Inc, Cl C *	6,681	126
VF Corp	10,240	890
Whirlpool Corp	2,109	280
Wynn Resorts Ltd	3,117	372
Yum! Brands Inc	9,597	958

		75,181

Consumer Staples — 6.8%
Altria Group Inc	58,869	3,381
Archer-Daniels-Midland Co	17,441	752
Brown-Forman Corp, Cl B	5,485	289
Campbell Soup Co	6,172	235
Church & Dwight Co Inc	7,600	541
Clorox Co/The	3,922	629
Coca-Cola Co/The	120,782	5,660
Colgate-Palmolive Co	27,048	1,854

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	14,892	$413
Constellation Brands Inc, Cl A	5,170	906
Costco Wholesale Corp	13,776	3,336
Coty Inc, Cl A	14,849	171
Estee Lauder Cos Inc/The, Cl A	6,744	1,116
General Mills Inc	18,641	965
Hershey Co/The	4,386	504
Hormel Foods Corp	8,316	372
JM Smucker Co/The	3,404	397
Kellogg Co	7,794	447
Kimberly-Clark Corp	10,777	1,335
Kraft Heinz Co/The	19,500	637
Kroger Co/The	25,048	616
Lamb Weston Holdings Inc	4,800	360
McCormick & Co Inc/MD	3,914	590
Molson Coors Brewing Co, Cl B	6,124	365
Mondelez International Inc, Cl A	44,953	2,244
Monster Beverage Corp *	12,065	659
PepsiCo Inc	43,840	5,373
Philip Morris International Inc	48,837	4,317
Procter & Gamble Co/The	78,409	8,158
Sysco Corp, Cl A	14,743	984
Tyson Foods Inc, Cl A	9,275	644
Walgreens Boots Alliance Inc	25,107	1,589
Walmart Inc	44,476	4,338

		54,177

Energy — 5.0%
Anadarko Petroleum Corp, Cl A	15,893	723
Apache Corp	11,801	409
Baker Hughes a GE Co, Cl A	16,315	452
Cabot Oil & Gas Corp	12,898	337
Chevron Corp	59,426	7,320
Cimarex Energy Co	3,149	220
Concho Resources Inc	6,300	699
ConocoPhillips	35,586	2,375
Devon Energy Corp	13,526	427
Diamondback Energy Inc, Cl A	4,700	477
EOG Resources Inc	18,327	1,744
Exxon Mobil Corp	132,500	10,706
Halliburton Co	27,242	798
Helmerich & Payne Inc	3,443	191
Hess Corp	7,874	474
HollyFrontier Corp	4,800	236
Kinder Morgan Inc/DE	60,114	1,203
Marathon Oil Corp	25,292	423
Marathon Petroleum Corp	21,250	1,272
National Oilwell Varco Inc, Cl A	12,530	334
Noble Energy Inc	15,437	382
Occidental Petroleum Corp	23,500	1,556
ONEOK Inc	12,954	905
Phillips 66	13,299	1,266

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources Co	5,192	$791
Schlumberger Ltd, Cl A	43,437	1,892
TechnipFMC PLC	13,613	320
Valero Energy Corp	12,997	1,102
Williams Cos Inc/The	38,046	1,093

		40,127

Financials — 11.7%
Affiliated Managers Group Inc	1,729	185
Aflac Inc	23,518	1,176
Allstate Corp/The	10,412	981
American Express Co	21,713	2,373
American International Group Inc	27,105	1,167
Ameriprise Financial Inc	4,317	553
Aon PLC	7,609	1,299
Arthur J Gallagher & Co	5,800	453
Assurant Inc	1,782	169
Bank of America Corp	281,645	7,771
Bank of New York Mellon Corp/The	27,743	1,399
BB&T Corp	24,256	1,129
Berkshire Hathaway Inc, Cl B *	60,830	12,220
BlackRock Inc	3,815	1,630
Brighthouse Financial Inc *	3,292	120
Capital One Financial Corp	14,615	1,194
Cboe Global Markets Inc	3,400	325
Charles Schwab Corp/The	37,135	1,588
Chubb Ltd	14,466	2,026
Cincinnati Financial Corp	4,693	403
Citigroup Inc	73,445	4,570
Citizens Financial Group Inc	14,300	465
CME Group Inc	11,248	1,851
Comerica Inc	4,873	357
Discover Financial Services	10,146	722
E*TRADE Financial Corp	7,570	352
Everest Re Group Ltd	1,300	281
Fifth Third Bancorp	20,851	526
First Republic Bank/CA	5,100	512
Franklin Resources Inc	9,536	316
Goldman Sachs Group Inc/The	10,721	2,058
Hartford Financial Services Group Inc/The	11,461	570
Huntington Bancshares Inc	32,047	406
Intercontinental Exchange Inc	17,680	1,346
Invesco Ltd	11,812	228
Jefferies Financial Group Inc	8,140	153
JPMorgan Chase & Co	102,417	10,368
KeyCorp	31,052	489
Lincoln National Corp	6,209	365
Loews Corp	8,789	421
M&T Bank Corp	4,308	676
Marsh & McLennan Cos Inc	15,617	1,466
MetLife Inc	30,212	1,286
Moody’s Corp	5,104	924

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	40,717	$1,718
MSCI Inc, Cl A	2,700	537
Nasdaq Inc, Cl A	3,687	323
Northern Trust Corp	6,871	621
People’s United Financial Inc	11,889	195
PNC Financial Services Group Inc/The	14,197	1,741
Principal Financial Group Inc, Cl A	8,033	403
Progressive Corp/The	18,421	1,328
Prudential Financial Inc	12,777	1,174
Raymond James Financial Inc	4,100	330
Regions Financial Corp	32,060	454
S&P Global Inc	7,678	1,617
SunTrust Banks Inc	14,139	838
SVB Financial Group, Cl B *	1,700	378
Synchrony Financial	20,601	657
T Rowe Price Group Inc	7,340	735
Torchmark Corp, Cl A	3,335	273
Travelers Cos Inc/The	8,352	1,146
Unum Group	6,563	222
US Bancorp	47,202	2,275
Wells Fargo & Co	128,333	6,201
Willis Towers Watson PLC	4,047	711
Zions Bancorp NA	5,537	251

		92,997

Health Care — 13.6%
Abbott Laboratories	54,824	4,383
AbbVie Inc	46,325	3,733
ABIOMED Inc *	1,400	400
Agilent Technologies Inc	10,085	811
Alexion Pharmaceuticals Inc *	7,008	947
Align Technology Inc *	2,300	654
Allergan PLC	9,780	1,432
AmerisourceBergen Corp, Cl A	5,054	402
Amgen Inc, Cl A	19,563	3,717
Anthem Inc	8,038	2,307
Baxter International Inc	14,992	1,219
Becton Dickinson and Co	8,419	2,102
Biogen Inc *	6,150	1,454
Boston Scientific Corp *	43,192	1,658
Bristol-Myers Squibb Co	51,338	2,449
Cardinal Health Inc	9,603	462
Celgene Corp, Cl A *	21,794	2,056
Centene Corp *	13,000	690
Cerner Corp *	10,112	578
Cigna Corp (A)	11,920	1,917
Cooper Cos Inc/The, Cl A	1,500	444
Covetrus Inc *	1	—
CVS Health Corp	40,660	2,193
Danaher Corp, Cl A	19,591	2,586
DaVita Inc *	4,157	226
DENTSPLY SIRONA Inc	6,871	341

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edwards Lifesciences Corp, Cl A *	6,572	$1,257
Eli Lilly & Co	27,066	3,512
Gilead Sciences Inc	40,113	2,608
HCA Healthcare Inc	8,343	1,088
Henry Schein Inc *	4,844	291
Hologic Inc *	8,300	402
Humana Inc	4,290	1,141
IDEXX Laboratories Inc *	2,700	604
Illumina Inc *	4,600	1,429
Incyte Corp *	5,500	473
Intuitive Surgical Inc *	3,538	2,019
IQVIA Holdings Inc *	4,900	705
Johnson & Johnson	83,344	11,651
Laboratory Corp of America Holdings *	3,017	462
McKesson Corp	6,137	718
Medtronic PLC	42,141	3,838
Merck & Co Inc	80,966	6,734
Mettler-Toledo International Inc *	800	578
Mylan *	15,926	451
Nektar Therapeutics, Cl A *	5,700	192
PerkinElmer Inc	3,369	325
Perrigo Co PLC	4,076	196
Pfizer Inc	173,557	7,371
Quest Diagnostics Inc	4,378	394
Regeneron Pharmaceuticals Inc *	2,415	992
ResMed Inc	4,400	457
Stryker Corp	9,676	1,911
Teleflex Inc	1,400	423
Thermo Fisher Scientific Inc	12,611	3,452
UnitedHealth Group Inc	30,111	7,445
Universal Health Services Inc, Cl B	2,642	353
Varian Medical Systems Inc *	2,765	392
Vertex Pharmaceuticals Inc *	8,058	1,482
Waters Corp *	2,220	559
WellCare Health Plans Inc *	1,600	432
Zimmer Biomet Holdings Inc	6,353	811
Zoetis Inc, Cl A	14,873	1,497

		107,806

Industrials — 8.8%
3M Co	17,926	3,725
Alaska Air Group Inc	3,900	219
Allegion PLC	3,094	281
American Airlines Group Inc	12,725	404
AMETEK Inc	7,064	586
AO Smith Corp	4,700	251
Arconic Inc	13,592	260
Boeing Co/The	16,409	6,259
Caterpillar Inc, Cl A	18,045	2,445
CH Robinson Worldwide Inc	4,387	382
Cintas Corp	2,652	536
Copart Inc *	6,200	376

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CSX Corp	24,088	$1,802
Cummins Inc	4,563	720
Deere & Co	9,913	1,585
Delta Air Lines Inc, Cl A	19,622	1,013
Dover Corp	4,546	426
Eaton Corp PLC	13,239	1,067
Emerson Electric Co	19,226	1,316
Equifax Inc	3,876	459
Expeditors International of Washington Inc	5,408	410
Fastenal Co, Cl A	9,022	580
FedEx Corp	7,569	1,373
Flowserve Corp	4,154	188
Fluor Corp	4,492	165
Fortive Corp	9,254	776
Fortune Brands Home & Security Inc	4,700	224
General Dynamics Corp	8,465	1,433
General Electric Co	273,693	2,734
Harris Corp	3,627	579
Honeywell International Inc	22,752	3,616
Huntington Ingalls Industries Inc, Cl A	1,300	269
IHS Markit Ltd *	11,300	615
Illinois Tool Works Inc	9,431	1,354
Ingersoll-Rand PLC	7,703	832
Jacobs Engineering Group Inc	3,621	272
JB Hunt Transport Services Inc	2,845	288
Johnson Controls International PLC	28,138	1,039
Kansas City Southern	3,263	378
L3 Technologies Inc	2,519	520
Lockheed Martin Corp	7,693	2,309
Masco Corp	9,623	378
Nielsen Holdings PLC	11,380	269
Norfolk Southern Corp	8,402	1,570
Northrop Grumman Corp	5,261	1,418
PACCAR Inc	10,819	737
Parker-Hannifin Corp, Cl A	3,952	678
Pentair PLC	5,277	235
Quanta Services Inc	4,282	162
Raytheon Co	8,799	1,602
Republic Services Inc	6,762	544
Robert Half International Inc	3,959	258
Rockwell Automation Inc	3,835	673
Rollins Inc	4,950	206
Roper Technologies Inc	3,214	1,099
Snap-on Inc	1,655	259
Southwest Airlines Co, Cl A	15,433	801
Stanley Black & Decker Inc	4,711	642
Textron Inc	7,537	382
TransDigm Group Inc *	1,500	681
Union Pacific Corp	22,719	3,799
United Continental Holdings Inc *	6,900	551
United Parcel Service Inc, Cl B	21,811	2,437
United Rentals Inc *	2,599	297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Technologies Corp	25,507	$3,288
Verisk Analytics Inc, Cl A	5,100	678
Wabtec Corp	4,290	316
Waste Management Inc	12,082	1,255
WW Grainger Inc	1,447	435
Xylem Inc/NY	5,548	439

		70,155

Information Technology — 19.7%
Accenture PLC, Cl A	20,048	3,529
Adobe Inc *	15,264	4,068
Advanced Micro Devices Inc *	27,600	704
Akamai Technologies Inc *	5,274	378
Alliance Data Systems Corp	1,346	236
Amphenol Corp, Cl A	9,420	890
Analog Devices Inc	11,392	1,199
ANSYS Inc *	2,700	493
Apple Inc	140,230	26,637
Applied Materials Inc	29,871	1,185
Arista Networks Inc *	1,600	503
Autodesk Inc, Cl A *	6,905	1,076
Automatic Data Processing Inc	13,742	2,195
Broadcom Inc	12,375	3,721
Broadridge Financial Solutions Inc	3,700	384
Cadence Design Systems Inc *	8,800	559
Cisco Systems Inc	138,072	7,455
Citrix Systems Inc	4,026	401
Cognizant Technology Solutions Corp, Cl A	17,877	1,295
Corning Inc, Cl B	24,571	813
DXC Technology Co	8,276	532
F5 Networks Inc, Cl A *	1,791	281
Fidelity National Information Services Inc, Cl B	10,253	1,160
Fiserv Inc, Cl A *	12,264	1,083
FleetCor Technologies Inc *	2,700	666
FLIR Systems Inc	3,992	190
Fortinet Inc *	4,600	386
Gartner Inc *	2,800	425
Global Payments Inc	5,047	689
Hewlett Packard Enterprise Co	42,910	662
HP Inc	47,710	927
Intel Corp	140,997	7,572
International Business Machines Corp	27,968	3,946
Intuit Inc	8,085	2,114
IPG Photonics Corp *	1,200	182
Jack Henry & Associates Inc	2,500	347
Juniper Networks Inc	11,433	303
Keysight Technologies Inc *	6,000	523
KLA-Tencor Corp	4,849	579
Lam Research Corp	4,820	863
Mastercard Inc, Cl A	28,182	6,635
Maxim Integrated Products Inc	8,800	468

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Microchip Technology Inc	7,437	$617
Micron Technology Inc *	34,771	1,437
Microsoft Corp	240,196	28,329
Motorola Solutions Inc	5,102	716
NetApp Inc	7,628	529
NVIDIA Corp	19,048	3,420
Oracle Corp, Cl B	79,533	4,272
Paychex Inc	10,100	810
PayPal Holdings Inc *	36,885	3,830
Qorvo Inc *	3,905	280
QUALCOMM Inc	38,068	2,171
Red Hat Inc *	5,560	1,016
salesforce.com Inc *	23,972	3,796
Seagate Technology PLC	8,043	385
Skyworks Solutions Inc	5,607	462
Symantec Corp, Cl A	20,408	469
Synopsys Inc *	4,600	530
TE Connectivity Ltd	10,803	872
Texas Instruments Inc	29,511	3,130
Total System Services Inc	5,067	481
VeriSign Inc *	3,378	613
Visa Inc, Cl A	54,732	8,549
Western Digital Corp	9,238	444
Western Union Co/The	13,277	245
Xerox Corp	6,089	195
Xilinx Inc	7,987	1,013

		156,865

Materials — 2.4%
Air Products & Chemicals Inc	6,961	1,329
Albemarle Corp	3,400	279
Avery Dennison Corp	2,576	291
Ball Corp	10,412	603
Celanese Corp, Cl A	4,100	404
CF Industries Holdings Inc	6,737	275
DowDuPont Inc	70,875	3,778
Eastman Chemical Co	4,498	341
Ecolab Inc	7,854	1,387
FMC Corp	4,149	319
Freeport-McMoRan Inc, Cl B	45,762	590
International Flavors & Fragrances Inc	3,115	401
International Paper Co	12,473	577
Linde PLC	17,182	3,023
Livent Corp *	1	—
LyondellBasell Industries, Cl A	9,543	802
Martin Marietta Materials Inc, Cl A	1,965	395
Mosaic Co/The	10,810	295
Newmont Mining Corp	16,604	594
Nucor Corp	9,348	546
Packaging Corp of America	3,000	298
PPG Industries Inc	7,270	821
Sealed Air Corp	5,158	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sherwin-Williams Co/The, Cl A	2,513	$1,082
Vulcan Materials Co	4,130	489
Westrock Co	8,092	310

		19,467

Real Estate — 2.9%
Alexandria Real Estate Equities Inc ‡	3,400	485
American Tower Corp, Cl A ‡	13,816	2,723
Apartment Investment & Management Co, Cl A ‡	4,944	249
AvalonBay Communities Inc ‡	4,322	868
Boston Properties Inc ‡	4,908	657
CBRE Group Inc, Cl A *‡	9,525	471
Crown Castle International Corp ‡	13,128	1,680
Digital Realty Trust Inc, Cl A ‡	6,600	785
Duke Realty Corp ‡	11,700	358
Equinix Inc ‡	2,559	1,160
Equity Residential ‡	11,533	869
Essex Property Trust Inc ‡	2,060	596
Extra Space Storage Inc ‡	3,900	397
Federal Realty Investment Trust ‡	2,400	331
HCP Inc ‡	15,430	483
Host Hotels & Resorts Inc ‡	23,612	446
Iron Mountain Inc ‡	9,376	332
Kimco Realty Corp ‡	13,396	248
Macerich Co/The ‡	3,465	150
Mid-America Apartment Communities Inc ‡	3,600	394
Prologis Inc ‡	19,570	1,408
Public Storage ‡	4,700	1,024
Realty Income Corp ‡	9,218	678
Regency Centers Corp ‡	5,200	351
SBA Communications Corp, Cl A *‡	3,600	719
Simon Property Group Inc ‡	9,758	1,778
SL Green Realty Corp ‡	2,515	226
UDR Inc ‡	8,700	395
Ventas Inc ‡	11,110	709
Vornado Realty Trust ‡	5,331	359
Welltower Inc ‡	11,807	916
Weyerhaeuser Co ‡	23,960	631

		22,876

Utilities — 3.1%
AES Corp	20,412	369
Alliant Energy Corp	7,700	363
Ameren Corp	7,644	562
American Electric Power Co Inc	15,629	1,309
American Water Works Co Inc	5,800	605
Atmos Energy Corp	3,800	391
CenterPoint Energy Inc	16,217	498
CMS Energy Corp	9,013	501
Consolidated Edison Inc	9,778	829
Dominion Energy Inc	24,868	1,906

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy Co	5,741	$716
Duke Energy Corp	22,398	2,016
Edison International	10,390	643
Entergy Corp	5,677	543
Evergy Inc	7,800	453
Eversource Energy	9,944	706
Exelon Corp	30,490	1,528
FirstEnergy Corp	15,521	646
NextEra Energy Inc	14,998	2,899
NiSource Inc	11,613	333
NRG Energy Inc	8,664	368
Pinnacle West Capital Corp	3,594	344
PPL Corp	22,339	709
Public Service Enterprise Group Inc	15,757	936
Sempra Energy	8,568	1,078
Southern Co/The	32,682	1,689
WEC Energy Group Inc	9,837	778
Xcel Energy Inc	16,046	902

		24,620

Total Common Stock (Cost $528,650) ($ Thousands)		738,921

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 3.9%
SPDR S&P 500 ETF Trust (B)	109,425	$30,910

Total Exchange Traded Fund (Cost $29,213) ($ Thousands)		30,910

Total Investments in Securities — 96.8% (Cost $557,863) ($ Thousands)		$769,831

	Contracts

PURCHASED OPTION (C) — 0.0%

Total Purchased Option (Cost $468) ($ Thousands)	185,586,452	$155

PURCHASED SWAPTION (D) — 0.3%

Total Purchased Swaption (Cost $2,357) ($ Thousands)	864,868,000	$2,720

A list of the OTC option contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options

April 2019, EUR Put USD Call*	Bank of Montreal	185,586,452	$208,154	$1.10	04/20/19	$155

Total Purchased Options			$208,154			$155

A list of the open OTC swaption contracts held by the Fund at March 31, 2019, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.3%

Call Swaptions — 0.3%
CMS One Look*	Bank of America Merrill Lynch	864,868,000	$0.14	07/17/21	$2,720

Total Purchased Swaption (Cost $2,357) ($ Thousands)					$2,720

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Amsterdam Index	(65)	Apr-2019	$(7,782)	$(7,998)	$(214)
CAC40 10 Euro Index	(133)	Apr-2019	(7,829)	(7,979)	(147)

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DAX Index	(25)	Jun-2019	$(8,066)	$(8,095)	$(25)
FTSE MIB Index	(66)	Jun-2019	(7,434)	(7,685)	(251)
IBEX	(77)	Apr-2019	(7,855)	(7,944)	(87)
MSCI EAFE Index E-MINI	(338)	Jun-2019	(31,160)	(31,542)	(382)
MSCI Emerging Markets	2,274	Jun-2019	119,811	120,226	415
S&P 500 Index E-MINI	(185)	Jun-2019	(25,559)	(26,250)	(691)

			$24,126	$22,733	$(1,382)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/20	USD	894	SAR	3,355	$—
Bank of America	01/09/20	SAR	152,334	USD	40,507	(85)
Barclays PLC	04/09/19	USD	1,476	EUR	1,313	—
Barclays PLC	04/09/19	USD	74,878	JPY	8,004,844	(2,495)
Barclays PLC	04/09/19	JPY	223,304	USD	2,018	(2)
BNP Paribas	04/09/19	EUR	38,458	USD	43,881	667
Goldman Sachs	04/09/19	USD	5,799	JPY	626,187	(136)
JPMorgan Chase Bank	04/09/19	EUR	68,928	USD	79,013	1,562
RBC	04/09/19	USD	3,406	JPY	375,744	(9)

						$(498)

A list of the open OTC swap agreements held by the Fund at March 31, 2019, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas(B)	Bloomberg Commodity Index Total Return	USD T-BILL AUCTION HIGH RATE + 11 BPS	INDEX RETURN	Quarterly	05/10/2019	USD	(73,205)	$1,295	$–	$1,295
HSBC	Russell 1000 Growth Total Return	INDEX RETURN	3-MONTH USD - LIBOR PLUS 16 BPS	Quarterly	04/23/2019	USD	41,873	(4,050)	–	(4,050)
HSBC	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 20 BPS	INDEX RETURN	Quarterly	04/23/2019	USD	(41,002)	2,291	–	2,291
Morgan Stanley	Russell 1000 Growth Total Return	INDEX RETURN	3-MONTH USD - LIBOR PLUS 20 BPS	Quarterly	09/19/2019	USD	85,959	(621)	–	(621)
Morgan Stanley	Russell 1000 Value Index Total Return	3-MONTH USD - LIBOR PLUS 24 BPS	INDEX RETURN	Quarterly	09/19/2019	USD	(86,911)	(701)	–	(701)

								$(1,786)	$–	$(1,786)

Percentages are based on Net Assets of $795,513 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $1,917 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(B)	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2019.
(C)	Refer to table below for details on Options Contracts.
(D)	Refer to table below for details on Swaption Contracts.

BPS — Basis Point

Cl — Class

CMS — Constant Maturity Swap

DAX — German Stock Index

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

IBEX — Spanish Exchange Index

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Dynamic Asset Allocation Fund (Continued)

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

Ltd — Limited

MIB — Milano Indice di Borsa

MSCI — Morgan Stanley Capital International

OTC — Over-The-Counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR — Saudi Riyal

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$738,921	$—	$—	$738,921
Exchange Traded Fund	30,910	—	—	30,910

Total Investments in Securities	$769,831	$—	$—	$769,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$155	$—	$—	$155
Purchased Swaption	—	2,720	—	2,720
Futures Contracts *
Unrealized Appreciation	415	—	—	415
Unrealized Depreciation	(1,797)	—	—	(1,797)
Forwards Contracts *
Unrealized Appreciation	—	2,229	—	2,229
Unrealized Depreciation	—	(2,727)	—	(2,727)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	3,586	—	3,586
Unrealized Depreciation	—	(5,372)	—	(5,372)

Total Other Financial Instruments	$(1,227)	$436	$—	$(791)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2019

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date:  June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President & CEO

Date: June 7, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer,
Controller & CFO

Date: June 7, 2019